UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08319

Voya Partners, Inc.

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-262-3862

Date of fiscal year end: December 31

Date of reporting period: January 1, 2021 to June 30, 2021

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Voya Investment Management

Semi-Annual Report

June 30, 2021

Classes ADV, I, R6, S and S2

Voya Partners, Inc.

◼ Voya Global Bond Portfolio

◼ Voya International High Dividend Low Volatility Portfolio

◼ VY® American Century Small-Mid Cap Value Portfolio

◼ VY® Baron Growth Portfolio

◼ VY® Columbia Contrarian Core Portfolio

◼ VY® Columbia Small Cap Value II Portfolio

◼ VY® Invesco Comstock Portfolio

◼ VY® Invesco Equity and Income Portfolio

◼ VY® Invesco Global Portfolio (formerly VY® Invesco Oppenheimer Global Portfolio)

◼ VY® JPMorgan Mid Cap Value Portfolio

◼ VY® T. Rowe Price Diversified Mid Cap Growth Portfolio

◼ VY® T. Rowe Price Growth Equity Portfolio

As permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of each portfolio's annual and semi-annual shareholder reports, like this semi-annual report, are not sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a website and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you need not take any action. You may elect to receive shareholder reports and other communications from your insurance carrier electronically by contacting them directly.

You may elect to receive all future reports in paper free of charge. If you received this document in the mail, please follow the instructions provided to elect to continue receiving paper copies of your shareholder reports. You can inform us that you wish to continue receiving paper copies by calling 1-866-345-5954. Your election to receive reports in paper will apply to all the funds in which you invest.

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds' investment objectives, risks, charges, expenses and other information. This information should be read carefully.

INVESTMENT MANAGEMENT

voyainvestments.com

President's Letter	1
Shareholder Expense Examples	2
Statements of Assets and Liabilities	5
Statements of Operations	11
Statements of Changes in Net Assets	14
Financial Highlights	20
Notes to Financial Statements	28
Portfolios of Investments	52

PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Portfolios' website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission's ("SEC's") website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios' website at www.voyainvestments.com and on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Portfolios' Forms NPORT-P are available on the SEC's website at www.sec.gov. Each Portfolio's complete schedule of portfolio holdings is available at: www.voyainvestments.com and without charge upon request from the Portfolio by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT'S LETTER

Global Economy Still on Road to Recovery

Dear Shareholder,

The reporting period covered in this report roughly coincides with the progress made in fighting the COVID-19 pandemic. With the development of vaccines in the fall of 2020, the world began to turn the tables on the virus. It became possible to relax the aggressive countermeasures that shut down the global economy and turned so many lives inside out. Economic progress in 2021 has closely paralleled progress in getting populations vaccinated. Although infection from new viral variants remains a threat, many nations including the United States have not reimposed lockdowns, and global economic momentum is continuing. Broadening business activity has intensified supply and demand imbalances, pressuring prices higher. While we're likely to see a higher base rate of inflation, we do not believe that the U.S. Federal Reserve Board will have to dramatically raise interest rates to stave it off.

While the economy and financial markets appear to be upholding their recent strength and in our opinion are expected to continue doing so this year, it's always possible that something unexpected could crop up. Therefore, in our view, it bears repeating that one should invest to achieve one's long-term goals, and not seek to beat the market today, this week, this month or this year. Keep focused on your long-term goals and don't get distracted by short-term news, however compelling the headlines. Should your long-term goals change, discuss the situation thoroughly with your investment advisor before making any changes to your investment portfolio.

Regardless of events, at Voya we believe that we remain well prepared for and fully committed to serving our clients without disruption. We appreciate your continued confidence in us, and we look forward to serving your investment needs in the future.

Dina Santoro
President
Voya Family of Funds
July 22, 2021

The views expressed in the President's Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice.

International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

Shareholder Expense ExamplesAs a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2021 to June 30, 2021. The Portfolios' expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension, or retirement plan. Expenses would have been higher if such charges were included.

Actual Expenses

The left section of the table shown below, "Actual Portfolio Return," provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The right section of the table shown below, "Hypothetical (5% return before expenses)," provides information about hypothetical account values and hypothetical expenses based on a Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Portfolio Return				Hypothetical (5% return before expenses)
Voya Global Bond Portfolio	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2021*	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2021*
Class ADV	$1,000.00	$969.00	1.17%	$5.71	$1,000.00	$1,018.99	1.17%	$5.86
Class I	1,000.00	970.40	0.67	3.27	1,000.00	1,021.47	0.67	3.36
Class S	1,000.00	970.00	0.92	4.49	1,000.00	1,020.23	0.92	4.61
Voya International High Dividend Low Volatility Portfolio
Class ADV	$1,000.00	$1,090.10	1.25%	$6.48	$1,000.00	$1,018.60	1.25%	$6.26
Class I	1,000.00	1,092.20	0.75	3.89	1,000.00	1,021.08	0.75	3.76
Class S	1,000.00	1,091.90	1.00	5.19	1,000.00	1,019.84	1.00	5.01
Class S2	1,000.00	1,091.00	1.15	5.96	1,000.00	1,019.09	1.15	5.76
VY® American Century Small-Mid Cap Value Portfolio
Class ADV	$1,000.00	$1,204.10	1.35%	$7.38	$1,000.00	$1,018.10	1.35%	$6.76
Class I	1,000.00	1,207.20	0.85	4.65	1,000.00	1,020.58	0.85	4.26
Class S	1,000.00	1,205.90	1.10	6.02	1,000.00	1,019.34	1.10	5.51
Class S2	1,000.00	1,205.20	1.25	6.83	1,000.00	1,018.60	1.25	6.26

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

	Actual Portfolio Return				Hypothetical (5% return before expenses)
VY® Baron Growth Portfolio	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2021*	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2021*
Class ADV	$1,000.00	$1,084.30	1.49%	$7.70	$1,000.00	$1,017.41	1.49%	$7.45
Class I	1,000.00	1,087.00	0.99	5.12	1,000.00	1,019.89	0.99	4.96
Class R6	1,000.00	1,087.20	0.98	5.07	1,000.00	1,019.93	0.98	4.91
Class S	1,000.00	1,085.60	1.24	6.41	1,000.00	1,018.65	1.24	6.21
Class S2	1,000.00	1,085.00	1.39	7.19	1,000.00	1,017.90	1.39	6.95
VY® Columbia Contrarian Core Portfolio
Class ADV	$1,000.00	$1,156.00	1.23%	$6.58	$1,000.00	$1,018.70	1.23%	$6.16
Class I	1,000.00	1,159.00	0.73	3.91	1,000.00	1,021.17	0.73	3.66
Class S	1,000.00	1,158.10	0.98	5.24	1,000.00	1,019.93	0.98	4.91
VY® Columbia Small Cap Value II Portfolio
Class ADV	$1,000.00	$1,268.40	1.42%	$7.99	$1,000.00	$1,017.75	1.42%	$7.10
Class I	1,000.00	1,271.70	0.92	5.18	1,000.00	1,020.23	0.92	4.61
Class R6	1,000.00	1,271.90	0.86	4.84	1,000.00	1,020.53	0.86	4.31
Class S	1,000.00	1,270.40	1.17	6.59	1,000.00	1,018.99	1.17	5.86
Class S2	1,000.00	1,269.00	1.32	7.43	1,000.00	1,018.25	1.32	6.61
VY® Invesco Comstock Portfolio
Class ADV	$1,000.00	$1,236.80	1.20%	$6.66	$1,000.00	$1,018.84	1.20%	$6.01
Class I	1,000.00	1,240.10	0.70	3.89	1,000.00	1,021.32	0.70	3.51
Class S	1,000.00	1,237.80	0.95	5.27	1,000.00	1,020.08	0.95	4.76
VY® Invesco Equity and Income Portfolio
Class ADV	$1,000.00	$1,130.50	1.14%	$6.02	$1,000.00	$1,019.14	1.14%	$5.71
Class I	1,000.00	1,133.20	0.64	3.39	1,000.00	1,021.62	0.64	3.21
Class S	1,000.00	1,131.70	0.89	4.70	1,000.00	1,020.38	0.89	4.46
Class S2	1,000.00	1,131.20	1.02	5.39	1,000.00	1,019.74	1.02	5.11
VY® Invesco Global Portfolio
Class ADV	$1,000.00	$1,113.00	1.31%	$6.86	$1,000.00	$1,018.30	1.31%	$6.56
Class I	1,000.00	1,116.00	0.81	4.25	1,000.00	1,020.78	0.81	4.06
Class S	1,000.00	1,114.80	1.06	5.56	1,000.00	1,019.54	1.06	5.31
Class S2	1,000.00	1,113.60	1.21	6.34	1,000.00	1,018.79	1.21	6.06
VY® JPMorgan Mid Cap Value Portfolio
Class ADV	$1,000.00	$1,214.10	1.38%	$7.58	$1,000.00	$1,017.95	1.38%	$6.90
Class I	1,000.00	1,217.50	0.88	4.84	1,000.00	1,020.43	0.88	4.41
Class S	1,000.00	1,215.50	1.13	6.21	1,000.00	1,019.19	1.13	5.66
Class S2	1,000.00	1,214.60	1.28	7.03	1,000.00	1,018.45	1.28	6.41

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

	Actual Portfolio Return				Hypothetical (5% return before expenses)
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2021*	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2021*
Class ADV	$1,000.00	$1,091.90	1.30%	$6.74	$1,000.00	$1,018.35	1.30%	$6.51
Class I	1,000.00	1,094.70	0.80	4.15	1,000.00	1,020.83	0.80	4.01
Class R6	1,000.00	1,094.60	0.77	4.00	1,000.00	1,020.98	0.77	3.86
Class S	1,000.00	1,093.80	1.05	5.45	1,000.00	1,019.59	1.05	5.26
Class S2	1,000.00	1,091.90	1.20	6.22	1,000.00	1,018.84	1.20	6.01
VY® T. Rowe Price Growth Equity Portfolio
Class ADV	$1,000.00	$1,152.80	1.23%	$6.57	$1,000.00	$1,018.70	1.23%	$6.16
Class I	1,000.00	1,155.80	0.73	3.90	1,000.00	1,021.17	0.73	3.66
Class S	1,000.00	1,154.30	0.98	5.23	1,000.00	1,019.93	0.98	4.91
Class S2	1,000.00	1,153.50	1.13	6.03	1,000.00	1,019.19	1.13	5.66

*  Expenses are equal to each Portfolio's respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2021 (UNAUDITED)

	Voya Global Bond Portfolio	Voya International High Dividend Low Volatility Portfolio	VY® American Century Small-Mid Cap Value Portfolio	VY® Baron Growth Portfolio
ASSETS:
Investments in securities at fair value+*	$137,040,191	$422,067,977	$399,740,045	$612,556,848
Investments in affiliates at fair value**	40,095,901	—	—	—
Short-term investments at fair value†	1,190,615	18,198,793	6,476,495	4,779,012
Cash	2,100	613,640	—	—
Cash collateral for futures contracts	820,000	—	—	—
Cash pledged for centrally cleared swaps (Note 2)	1,555,000	—	—	—
Cash pledged as collateral for OTC derivatives (Note 2)	1,570,000	—	—	—
Foreign currencies at value‡	217,492	351,215	344,875	—
Receivables:
Investment securities and currencies sold	202,195	365,203	870,321	1,403,874
Investment securities sold on a delayed-delivery or when-issued basis	3,652,244	—	—	—
Fund shares sold	245,455	1,094,467	17,621	24,788
Dividends	5,001	796,346	682,876	218,453
Interest	933,506	—	—	29,956
Foreign tax reclaims	5,272	1,677,410	6,263	—
Variation margin on futures contracts	60,703	—	—	—
Unrealized appreciation on forward foreign currency contracts	1,300,012	—	94,400	—
Unrealized appreciation on OTC swap agreements	39,226	—	—	—
Prepaid expenses	49	115	97	162
Reimbursement due from Investment Adviser	19,148	—	99,340	45,667
Other assets	13,232	47,684	12,582	32,526
Total assets	188,967,342	445,212,850	408,344,915	619,091,286
LIABILITIES:
Payable for investment securities and currencies purchased	249,920	363,926	530,634	—
Payable for investment securities purchased on a delayed-delivery or when-issued basis	16,741,576	—	—	4,715,750
Payable for fund shares redeemed	108,950	4,034	84,552	205,477
Payable upon receipt of securities loaned	414,615	18,198,793	4,690,735	—
Unrealized depreciation on forward foreign currency contracts	3,159,837	—	2,085	—
Unrealized depreciation on OTC swap agreements	9,709	—	—	—
Variation margin payable on centrally cleared swaps	41,015	—	—	—
Payable for investment management fees	83,080	214,362	307,162	474,818
Payable for distribution and shareholder service fees	14,587	68,226	68,397	107,907
Payable to custodian due to bank overdraft	—	—	256,688	—
Payable for directors fees	860	2,131	1,942	3,003
Payable to directors under the deferred compensation plan (Note 6)	13,232	47,684	12,582	32,526
Other accrued expenses and liabilities	65,175	200,378	153,325	221,354
Written options, at fair value^	121,751	—	—	—
Total liabilities	21,024,307	19,099,534	6,108,102	5,760,835
NET ASSETS	$167,943,035	$426,113,316	$402,236,813	$613,330,451
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$165,372,713	$372,577,372	$291,856,115	$42,848,325
Total distributable earnings	2,570,322	53,535,944	110,380,698	570,482,126
NET ASSETS	$167,943,035	$426,113,316	$402,236,813	$613,330,451
+ Including securities loaned at value	$406,289	$17,099,189	$4,509,034	$—
* Cost of investments in securities	$131,419,062	$367,520,913	$323,520,721	$119,172,806
** Cost of investments in affiliates	$40,233,856	$—	$—	$—
† Cost of short-term investments	$1,190,615	$18,198,793	$6,476,495	$4,779,012
‡ Cost of foreign currencies	$218,418	$351,425	$344,875	$—
^ Premiums received on written options	$193,885	$—	$—	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

	Voya Global Bond Portfolio	Voya International High Dividend Low Volatility Portfolio	VY® American Century Small-Mid Cap Value Portfolio	VY® Baron Growth Portfolio
Class ADV:
Net assets	$20,033,599	$27,464,758	$112,338,129	$129,856,758
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	1,855,389	2,672,314	8,279,110	4,609,560
Net asset value and redemption price per share	$10.80	$10.28	$13.57	$28.17
Class I:
Net assets	$117,206,768	$128,224,023	$188,307,075	$168,330,374
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	10,661,860	12,299,852	12,829,029	4,917,003
Net asset value and redemption price per share	$10.99	$10.42	$14.68	$34.23
Class R6:
Net assets	n/a	n/a	n/a	$46,261,262
Shares authorized	n/a	n/a	n/a	100,000,000
Par value	n/a	n/a	n/a	$0.001
Shares outstanding	n/a	n/a	n/a	1,349,941
Net asset value and redemption price per share	n/a	n/a	n/a	$34.27
Class S:
Net assets	$30,702,668	$270,050,120	$98,442,193	$266,386,921
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	2,796,374	26,121,905	6,830,565	8,504,401
Net asset value and redemption price per share	$10.98	$10.34	$14.41	$31.32
Class S2:
Net assets	n/a	$374,415	$3,149,416	$2,495,136
Shares authorized	n/a	100,000,000	100,000,000	100,000,000
Par value	n/a	$0.001	$0.001	$0.001
Shares outstanding	n/a	35,905	232,123	86,840
Net asset value and redemption price per share	n/a	$10.43	$13.57	$28.73

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2021 (UNAUDITED)

	VY® Columbia Contrarian Core Portfolio	VY® Columbia Small Cap Value II Portfolio	VY® Invesco Comstock Portfolio	VY® Invesco Equity and Income Portfolio
ASSETS:
Investments in securities at fair value+*	$189,035,142	$195,748,470	$247,720,584	$1,289,213,494
Short-term investments at fair value†	2,886,206	6,665,977	6,748,890	66,057,547
Foreign currencies at value‡	—	—	21,487	726
Receivables:
Investment securities and currencies sold	388,399	—	582,177	4,921,399
Fund shares sold	77,342	103,198	1,470,771	45,856
Dividends	139,573	201,425	334,504	1,155,102
Interest	—	—	—	1,978,044
Foreign tax reclaims	15,936	—	27,853	250,612
Unrealized appreciation on forward foreign currency contracts	—	—	43,956	133,403
Prepaid expenses	48	44	59	348
Reimbursement due from Investment Adviser	39,331	5,692	21,289	63,336
Other assets	13,357	9,020	23,167	80,691
Total assets	192,595,334	202,733,826	256,994,737	1,363,900,558
LIABILITIES:
Payable for investment securities and currencies purchased	505,133	52,030	446,076	10,622,429
Payable for fund shares redeemed	430,179	1,118,540	62,162	629,286
Payable upon receipt of securities loaned	—	—	—	17,304,447
Unrealized depreciation on forward foreign currency contracts	—	—	30	11,398
Payable for investment management fees	137,082	137,286	146,835	691,618
Payable for distribution and shareholder service fees	16,950	37,954	30,417	216,356
Payable for directors fees	927	926	1,141	6,600
Payable to directors under the deferred compensation plan (Note 6)	13,357	9,020	23,167	80,691
Other accrued expenses and liabilities	120,878	58,667	123,878	178,355
Total liabilities	1,224,506	1,414,423	833,706	29,741,180
NET ASSETS	$191,370,828	$201,319,403	$256,161,031	$1,334,159,378
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$103,741,604	$126,256,212	$202,818,357	$932,348,465
Total distributable earnings	87,629,224	75,063,191	53,342,674	401,810,913
NET ASSETS	$191,370,828	$201,319,403	$256,161,031	$1,334,159,378
+ Including securities loaned at value	$—	$—	$—	$16,933,278
* Cost of investments in securities	$136,065,611	$136,585,242	$178,040,628	$996,654,773
† Cost of short-term investments	$2,886,206	$6,665,977	$6,748,890	$66,057,547
‡ Cost of foreign currencies	$—	$—	$21,479	$723

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

	VY® Columbia Contrarian Core Portfolio	VY® Columbia Small Cap Value II Portfolio	VY® Invesco Comstock Portfolio	VY® Invesco Equity and Income Portfolio
Class ADV:
Net assets	$30,025,471	$39,424,693	$34,940,929	$47,999,264
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	1,350,466	1,986,169	1,760,081	948,654
Net asset value and redemption price per share	$22.23	$19.85	$19.85	$50.60
Class I:
Net assets	$138,393,035	$48,743,961	$143,243,213	$507,039,613
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	5,717,622	2,356,170	7,131,766	9,816,907
Net asset value and redemption price per share	$24.20	$20.69	$20.09	$51.65
Class R6:
Net assets	n/a	$10,851,246	n/a	n/a
Shares authorized	n/a	100,000,000	n/a	n/a
Par value	n/a	$0.001	n/a	n/a
Shares outstanding	n/a	523,716	n/a	n/a
Net asset value and redemption price per share	n/a	$20.72	n/a	n/a
Class S:
Net assets	$22,952,322	$100,547,112	$77,976,889	$453,591,892
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	979,201	4,886,145	3,880,472	8,858,991
Net asset value and redemption price per share	$23.44	$20.58	$20.09	$51.20
Class S2:
Net assets	n/a	$1,752,391	n/a	$325,528,609
Shares authorized	n/a	100,000,000	n/a	100,000,000
Par value	n/a	$0.001	n/a	$0.001
Shares outstanding	n/a	88,255	n/a	6,464,631
Net asset value and redemption price per share	n/a	$19.86	n/a	$50.36

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2021 (UNAUDITED)

	VY® Invesco Global Portfolio	VY® JPMorgan Mid Cap Value Portfolio	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	VY® T. Rowe Price Growth Equity Portfolio
ASSETS:
Investments in securities at fair value+*	$1,723,273,439	$422,335,593	$1,504,678,648	$2,160,774,676
Short-term investments at fair value†	11,542,759	6,691,475	44,864,811	64,377,668
Cash	—	—	3,948,208	1,857,799
Foreign currencies at value‡	197,636	—	—	—
Receivables:
Investment securities and currencies sold	6,362,670	492,035	21,912,621	1,119,376
Fund shares sold	86,466	82,980	96,879	1,380,946
Dividends	10,377	800,141	268,676	205,162
Foreign tax reclaims	2,280,745	—	—	1,872
Prepaid expenses	453	105	393	533
Reimbursement due from Investment Adviser	41,220	42,262	55,649	80,425
Other assets	74,768	21,053	42,970	69,945
Total assets	1,743,870,533	430,465,644	1,575,868,855	2,229,868,402
LIABILITIES:
Payable for investment securities and currencies purchased	2,237,209	367,462	23,374,549	10,805,939
Payable for investment securities purchased on a delayed-delivery or when-issued basis	—	—	2,119,830	—
Payable for fund shares redeemed	1,277,900	307,045	1,188,163	3,661,441
Payable upon receipt of securities loaned	—	—	43,822,009	50,513,619
Payable for investment management fees	994,440	303,635	884,830	1,170,887
Payable for distribution and shareholder service fees	99,489	79,817	40,811	173,869
Payable for directors fees	8,416	2,078	7,161	10,108
Payable to directors under the deferred compensation plan (Note 6)	74,768	21,053	42,970	69,945
Payable for foreign capital gains tax	850,643	—	—	—
Other accrued expenses and liabilities	504,554	75,802	345,361	500,300
Total liabilities	6,047,419	1,156,892	71,825,684	66,906,108
NET ASSETS	$1,737,823,114	$429,308,752	$1,504,043,171	$2,162,962,294
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$441,677,919	$244,869,113	$635,683,005	$855,739,681
Total distributable earnings	1,296,145,195	184,439,639	868,360,166	1,307,222,613
NET ASSETS	$1,737,823,114	$429,308,752	$1,504,043,171	$2,162,962,294
+ Including securities loaned at value	$—	$—	$42,885,668	$49,290,793
* Cost of investments in securities	$598,071,693	$285,953,541	$987,696,103	$1,173,730,522
† Cost of short-term investments	$11,542,759	$6,691,475	$44,864,811	$64,377,668
‡ Cost of foreign currencies	$197,792	$—	$—	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

	VY® Invesco Global Portfolio	VY® JPMorgan Mid Cap Value Portfolio	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	VY® T. Rowe Price Growth Equity Portfolio
Class ADV:
Net assets	$144,721,428	$94,533,076	$72,914,382	$394,945,267
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	5,809,780	5,020,566	5,073,918	3,653,998
Net asset value and redemption price per share	$24.91	$18.83	$14.37	$108.09
Class I:
Net assets	$1,398,308,530	$139,766,219	$1,230,140,250	$1,688,008,198
Shares authorized	250,000,000	100,000,000	250,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	52,854,876	7,135,405	73,917,250	13,616,744
Net asset value and redemption price per share	$26.46	$19.59	$16.64	$123.97
Class R6:
Net assets	n/a	n/a	$145,858,981	n/a
Shares authorized	n/a	n/a	100,000,000	n/a
Par value	n/a	n/a	$0.001	n/a
Shares outstanding	n/a	n/a	8,755,841	n/a
Net asset value and redemption price per share	n/a	n/a	$16.66	n/a
Class S:
Net assets	$190,554,781	$193,865,340	$47,932,280	$73,491,512
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	7,576,737	10,047,722	3,043,566	632,422
Net asset value and redemption price per share	$25.15	$19.29	$15.75	$116.21
Class S2:
Net assets	$4,238,375	$1,144,117	$7,197,278	$6,517,317
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	174,988	60,895	496,248	58,864
Net asset value and redemption price per share	$24.22	$18.79	$14.50	$110.72

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2021 (UNAUDITED)

	Voya Global Bond Portfolio	Voya International High Dividend Low Volatility Portfolio	VY® American Century Small-Mid Cap Value Portfolio	VY® Baron Growth Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$5,365	$9,571,793	$3,797,829	$1,671,009
Dividends from affiliated underlying funds	942,396	—	—	—
Interest, net of foreign taxes withheld*	2,216,572	—	—	19,376
Securities lending income, net	1,826	58,104	7,596	—
Total investment income	3,166,159	9,629,897	3,805,425	1,690,385
EXPENSES:
Investment management fees	511,720	1,268,079	2,084,546	2,829,187
Distribution and shareholder service fees:	88,436	405,597	393,294	641,154
Class ADV	50,352	67,635	268,939	313,594
Class S	38,084	337,244	117,010	321,779
Class S2	—	718	7,345	5,781
Transfer agent fees:	103,238	152,911	378,606	332,997
Class ADV	12,191	9,788	105,721	75,786
Class I	72,607	45,394	177,281	99,761
Class R6	—	—	—	38
Class S	18,440	97,599	91,993	155,658
Class S2	—	130	3,611	1,754
Shareholder reporting expense	14,317	27,150	18,643	28,417
Professional fees	9,412	19,910	14,661	17,549
Custody and accounting expense	38,320	46,698	36,499	25,146
Directors fees	3,440	8,524	7,769	12,011
Shareholder notification costs (Note 6)	—	31,995	—	—
Miscellaneous expense	7,728	27,214	6,573	9,717
Interest expense	—	386	128	3,601
Total expenses	776,611	1,988,464	2,940,719	3,899,779
Waived and reimbursed fees	(116,565)	—	(895,714)	(302,255)
Net expenses	660,046	1,988,464	2,045,005	3,597,524
Net investment income (loss)	2,506,113	7,641,433	1,760,420	(1,907,139)
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(1,010,647)	15,609,937	37,811,639	34,251,432
Forward foreign currency contracts	(449,234)	(1,753)	54,856	—
Foreign currency related transactions	(51,240)	21,611	943	(1,101)
Futures	365,210	—	—	—
Swaps	(1,399,490)	—	—	—
Written options	923,527	—	—	—
Net realized gain (loss)	(1,621,874)	15,629,795	37,867,438	34,250,331
Net change in unrealized appreciation (depreciation) on:
Investments	(2,288,285)	14,059,979	29,982,243	17,161,270
Affiliated underlying funds	(902,258)	—	—	—
Forward foreign currency contracts	(2,598,215)	(10)	212,380	—
Foreign currency related transactions	(177,229)	(76,620)	(346)	—
Futures	(275,596)	—	—	—
Swaps	64,313	—	—	—
Written options	41,892	—	—	—
Net change in unrealized appreciation (depreciation)	(6,135,378)	13,983,349	30,194,277	17,161,270
Net realized and unrealized gain (loss)	(7,757,252)	29,613,144	68,061,715	51,411,601
Increase (decrease) in net assets resulting from operations	$(5,251,139)	$37,254,577	$69,822,135	$49,504,462
*Foreign taxes withheld	$614	$877,619	$36,990	$6,804

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2021 (UNAUDITED)

	VY® Columbia Contrarian Core Portfolio	VY® Columbia Small Cap Value II Portfolio	VY® Invesco Comstock Portfolio	VY® Invesco Equity and Income Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$1,155,321	$1,040,139	$2,546,847	$9,008,384
Interest	—	—	—	3,497,398
Securities lending income, net	—	—	13,762	82,969
Total investment income	1,155,321	1,040,139	2,560,609	12,588,751
EXPENSES:
Investment management fees	827,336	780,422	792,156	4,166,168
Distribution and shareholder service fees:	97,089	205,454	169,227	1,319,045
Class ADV	70,260	81,656	80,154	112,776
Class S	26,829	120,072	89,073	563,767
Class S2	—	3,726	—	642,502
Transfer agent fees:	51,041	89,467	65,358	308,989
Class ADV	7,802	16,773	9,258	10,647
Class I	37,281	22,396	35,523	116,055
Class R6	—	15	—	—
Class S	5,958	49,327	20,577	106,458
Class S2	—	956	—	75,829
Shareholder reporting expense	14,242	9,231	21,100	48,870
Professional fees	8,618	6,022	7,860	36,200
Custody and accounting expense	14,800	10,255	18,136	36,726
Directors fees	3,708	3,703	4,564	26,398
Miscellaneous expense	7,030	5,421	6,704	24,231
Total expenses	1,023,864	1,109,975	1,085,105	5,966,627
Waived and reimbursed fees	(255,729)	(58,220)	(120,317)	(474,990)
Brokerage commission recapture	(4,049)	(904)	—	—
Net expenses	764,086	1,050,851	964,788	5,491,637
Net investment income (loss)	391,235	(10,712)	1,595,821	7,097,114
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	13,217,370	15,195,168	7,466,247	91,413,558
Forward foreign currency contracts	—	—	(161,127)	(357,707)
Foreign currency related transactions	—	—	42,997	35,811
Net realized gain	13,217,370	15,195,168	7,348,117	91,091,662
Net change in unrealized appreciation (depreciation) on:
Investments	13,717,092	25,634,772	37,009,291	63,331,773
Forward foreign currency contracts	—	—	133,173	580,851
Foreign currency related transactions	—	—	(1,858)	(24,680)
Net change in unrealized appreciation (depreciation)	13,717,092	25,634,772	37,140,606	63,887,944
Net realized and unrealized gain	26,934,462	40,829,940	44,488,723	154,979,606
Increase in net assets resulting from operations	$27,325,697	$40,819,228	$46,084,544	$162,076,720
*Foreign taxes withheld	$7,945	$1,768	$39,782	$144,448

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2021 (UNAUDITED)

	VY® Invesco Global Portfolio	VY® JPMorgan Mid Cap Value Portfolio	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	VY® T. Rowe Price Growth Equity Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$4,911,162	$3,541,219	$2,241,459	$3,704,876
Securities lending income, net	41,260	1,219	63,542	45,015
Total investment income	4,952,422	3,542,438	2,305,001	3,749,891
EXPENSES:
Investment management fees	5,842,800	1,751,864	5,255,688	7,017,267
Distribution and shareholder service fees:	578,600	455,044	242,150	1,018,662
Class ADV	339,308	219,533	168,137	921,174
Class S	230,842	232,943	60,157	85,976
Class S2	8,450	2,568	13,856	11,512
Transfer agent fees:	843,770	240,240	573,124	703,214
Class ADV	68,559	51,180	29,637	129,240
Class I	679,686	79,701	519,148	547,832
Class R6	—	—	77	—
Class S	93,388	108,612	21,208	24,125
Class S2	2,137	747	3,054	2,017
Shareholder reporting expense	66,970	23,711	48,310	70,590
Professional fees	51,044	10,561	38,702	57,739
Custody and accounting expense	126,577	19,773	54,916	89,237
Directors fees	33,664	8,312	28,645	40,431
Miscellaneous expense	43,249	8,660	15,412	35,848
Interest expense	2,729	—	284	—
Total expenses	7,589,403	2,518,165	6,257,231	9,032,988
Waived and reimbursed fees	(292,285)	(244,429)	(337,642)	(660,919)
Brokerage commission recapture	—	(3,337)	—	—
Net expenses	7,297,118	2,270,399	5,919,589	8,372,069
Net investment income (loss)	(2,344,696)	1,272,039	(3,614,588)	(4,622,178)
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	104,618,890	34,109,740	133,717,185	156,635,855
Forward foreign currency contracts	(12,126)	—	—	(12,038)
Foreign currency related transactions	(5,609)	—	—	275
Net realized gain	104,601,155	34,109,740	133,717,185	156,624,092
Net change in unrealized appreciation (depreciation) on:
Investments (net of foreign capital gains taxes accrued#)	82,673,007	43,466,507	(500,653)	142,307,316
Forward foreign currency contracts	4,449	—	—	—
Foreign currency related transactions	(68,894)	—	—	102
Net change in unrealized appreciation (depreciation)	82,608,562	43,466,507	(500,653)	142,307,418
Net realized and unrealized gain	187,209,717	77,576,247	133,216,532	298,931,510
Increase in net assets resulting from operations	$184,865,021	$78,848,286	$129,601,944	$294,309,332
* Foreign taxes withheld	$581,190	$—	$8,270	$53,468
# Foreign capital gains taxes accrued	$850,643	$—	$—	$—
See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Global Bond Portfolio		Voya International High Dividend Low Volatility Portfolio
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
FROM OPERATIONS:
Net investment income	$2,506,113	$5,671,017	$7,641,433	$8,705,812
Net realized gain (loss)	(1,621,874)	4,861,124	15,629,795	(31,060,166)
Net change in unrealized appreciation (depreciation)	(6,135,378)	6,090,949	13,983,349	12,103,137
Increase (decrease) in net assets resulting from operations	(5,251,139)	16,623,090	37,254,577	(10,251,217)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	(242,172)	(499,001)	—	(3,998,093)
Class I	(1,742,765)	(4,117,554)	—	(18,958,530)
Class S	(404,482)	(856,131)	—	(41,156,670)
Class S2	—	—	—	(73,179)
Total distributions	(2,389,419)	(5,472,686)	—	(64,186,472)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	6,050,670	17,959,104	3,882,751	20,855,018
Reinvestment of distributions	2,389,419	5,472,686	—	64,186,472
	8,440,089	23,431,790	3,882,751	85,041,490
Cost of shares redeemed	(12,380,378)	(56,396,854)	(32,542,289)	(71,367,998)
Net increase (decrease) in net assets resulting from capital share transactions	(3,940,289)	(32,965,064)	(28,659,538)	13,673,492
Net increase (decrease) in net assets	(11,580,847)	(21,814,660)	8,595,039	(60,764,197)
NET ASSETS:
Beginning of year or period	179,523,882	201,338,542	417,518,277	478,282,474
End of year or period	$167,943,035	$179,523,882	$426,113,316	$417,518,277

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	VY® American Century Small-Mid Cap Value Portfolio		VY® Baron Growth Portfolio
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
FROM OPERATIONS:
Net investment income (loss)	$1,760,420	$3,845,487	$(1,907,139)	$(2,566,484)
Net realized gain (loss)	37,867,438	(2,741,117)	34,250,331	47,657,871
Net change in unrealized appreciation (depreciation)	30,194,277	6,978,194	17,161,270	104,781,202
Increase in net assets resulting from operations	69,822,135	8,082,564	49,504,462	149,872,589
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(1,711,366)	—	—
Class I	—	(3,371,776)	—	—
Class S	—	(1,584,274)	—	—
Class S2	—	(59,796)	—	—
Total distributions	—	(6,727,212)	—	—
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	20,619,679	20,389,448	14,356,308	43,933,495
Reinvestment of distributions	—	6,727,212	—	—
	20,619,679	27,116,660	14,356,308	43,933,495
Cost of shares redeemed	(35,245,423)	(62,309,206)	(46,422,143)	(114,832,332)
Net decrease in net assets resulting from capital share transactions	(14,625,744)	(35,192,546)	(32,065,835)	(70,898,837)
Net increase (decrease) in net assets	55,196,391	(33,837,194)	17,438,627	78,973,752
NET ASSETS:
Beginning of year or period	347,040,422	380,877,616	595,891,824	516,918,072
End of year or period	$402,236,813	$347,040,422	$613,330,451	$595,891,824

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	VY® Columbia Contrarian Core Portfolio		VY® Columbia Small Cap Value II Portfolio
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
FROM OPERATIONS:
Net investment income (loss)	$391,235	$995,168	$(10,712)	$564,427
Net realized gain	13,217,370	20,183,714	15,195,168	160,673
Net change in unrealized appreciation (depreciation)	13,717,092	29,571,634	25,634,772	9,456,557
Increase in net assets resulting from operations	27,325,697	50,750,516	40,819,228	10,181,657
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(743,213)	—	(972,185)
Class I	—	(4,445,739)	—	(1,435,739)
Class R6	—	—	—	(255,902)
Class S	—	(552,006)	—	(3,428,166)
Class S2	—	—	—	(55,992)
Total distributions	—	(5,740,958)	—	(6,147,984)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	8,504,307	141,807,257	37,926,440	12,993,038
Reinvestment of distributions	—	5,740,958	—	6,147,984
	8,504,307	147,548,215	37,926,440	19,141,022
Cost of shares redeemed	(20,323,965)	(67,475,819)	(26,731,804)	(33,759,350)
Net increase (decrease) in net assets resulting from capital share transactions	(11,819,658)	80,072,396	11,194,636	(14,618,328)
Net increase (decrease) in net assets	15,506,039	125,081,954	52,013,864	(10,584,655)
NET ASSETS:
Beginning of year or period	175,864,789	50,782,835	149,305,539	159,890,194
End of year or period	$191,370,828	$175,864,789	$201,319,403	$149,305,539

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	VY® Invesco Comstock Portfolio		VY® Invesco Equity and Income Portfolio
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
FROM OPERATIONS:
Net investment income	$1,595,821	$4,842,340	$7,097,114	$19,246,602
Net realized gain (loss)	7,348,117	(23,108,052)	91,091,662	9,602,771
Net change in unrealized appreciation (depreciation)	37,140,606	(10,389,112)	63,887,944	74,680,078
Increase (decrease) in net assets resulting from operations	46,084,544	(28,654,824)	162,076,720	103,529,451
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(1,304,497)	—	(2,330,514)
Class I	—	(6,426,417)	—	(27,058,975)
Class S	—	(3,064,953)	—	(24,794,296)
Class S2	—	—	—	(17,171,131)
Total distributions	—	(10,795,867)	—	(71,354,916)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	50,835,900	89,543,749	12,810,078	13,882,671
Reinvestment of distributions	—	10,795,867	—	71,354,916
	50,835,900	100,339,616	12,810,078	85,237,587
Cost of shares redeemed	(47,082,298)	(162,953,033)	(96,448,628)	(193,635,444)
Net increase (decrease) in net assets resulting from capital share transactions	3,753,602	(62,613,417)	(83,638,550)	(108,397,857)
Net increase (decrease) in net assets	49,838,146	(102,064,108)	78,438,170	(76,223,322)
NET ASSETS:
Beginning of year or period	206,322,885	308,386,993	1,255,721,208	1,331,944,530
End of year or period	$256,161,031	$206,322,885	$1,334,159,378	$1,255,721,208

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	VY® Invesco Global Portfolio		VY® JPMorgan Mid Cap Value Portfolio
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
FROM OPERATIONS:
Net investment income (loss)	$(2,344,696)	$(1,449,121)	$1,272,039	$3,038,963
Net realized gain	104,601,155	84,593,469	34,109,740	14,330,361
Net change in unrealized appreciation (depreciation)	82,608,562	279,045,095	43,466,507	(24,564,419)
Increase (decrease) in net assets resulting from operations	184,865,021	362,189,443	78,848,286	(7,195,095)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(4,996,181)	—	(6,939,506)
Class I	—	(53,910,828)	—	(11,193,835)
Class S	—	(7,716,024)	—	(15,047,063)
Class S2	—	(149,769)	—	(138,167)
Total distributions	—	(66,772,802)	—	(33,318,571)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	16,509,528	19,464,266	21,696,547	16,958,254
Reinvestment of distributions	—	66,772,802	—	33,318,571
	16,509,528	86,237,068	21,696,547	50,276,825
Cost of shares redeemed	(121,498,551)	(258,026,375)	(46,049,320)	(77,538,133)
Net decrease in net assets resulting from capital share transactions	(104,989,023)	(171,789,307)	(24,352,773)	(27,261,308)
Net increase (decrease) in net assets	79,875,998	123,627,334	54,495,513	(67,774,974)
NET ASSETS:
Beginning of year or period	1,657,947,116	1,534,319,782	374,813,239	442,588,213
End of year or period	$1,737,823,114	$1,657,947,116	$429,308,752	$374,813,239

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio		VY® T. Rowe Price Growth Equity Portfolio
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
FROM OPERATIONS:
Net investment (loss)	$(3,614,588)	$(1,252,109)	$(4,622,178)	$(6,118,962)
Net realized gain	133,717,185	225,120,348	156,624,092	178,779,501
Net change in unrealized appreciation (depreciation)	(500,653)	127,862,938	142,307,418	378,276,668
Increase in net assets resulting from operations	129,601,944	351,731,177	294,309,332	550,937,207
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(4,946,458)	—	(13,600,775)
Class I	—	(86,073,841)	—	(50,553,168)
Class R6	—	(2,931,489)	—	—
Class S	—	(3,459,838)	—	(2,861,917)
Class S2	—	(490,552)	—	(415,290)
Total distributions	—	(97,902,178)	—	(67,431,150)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	51,979,544	203,466,649	95,417,063	174,272,043
Reinvestment of distributions	—	97,902,178	—	67,431,150
	51,979,544	301,368,827	95,417,063	241,703,193
Cost of shares redeemed	(87,573,447)	(304,349,380)	(176,255,780)	(443,066,547)
Net decrease in net assets resulting from capital share transactions	(35,593,903)	(2,980,553)	(80,838,717)	(201,363,354)
Net increase in net assets	94,008,041	250,848,446	213,470,615	282,142,703
NET ASSETS:
Beginning of year or period	1,410,035,130	1,159,186,684	1,949,491,679	1,667,348,976
End of year or period	$1,504,043,171	$1,410,035,130	$2,162,962,294	$1,949,491,679

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)
Voya Global Bond Portfolio
Class ADV
06-30-21+	11.28	0.14	•	(0.49)	(0.35)	0.13	—	—	0.13	—	10.80	(3.10)	1.31	1.17	1.17	2.54	20,034	72
12-31-20	10.64	0.28		0.62	0.90	0.26	—	—	0.26	—	11.28	8.58	1.28	1.17	1.17	2.50	21,097	150
12-31-19	10.33	0.27	•	0.48	0.75	0.44	—	—	0.44	—	10.64	7.36	1.16	1.16	1.16	2.58	21,661	228
12-31-18	10.94	0.29	•	(0.55)	(0.26)	0.35	—	—	0.35	—	10.33	(2.40)	1.17	1.15	1.15	2.71	22,161	119
12-31-17	10.24	0.26	•	0.66	0.92	0.22	—	—	0.22	—	10.94	9.05	1.17	1.10	1.10	2.48	24,922	127
12-31-16	9.81	0.24	•	0.33	0.57	0.06	—	0.08	0.14	—	10.24	5.82	1.16	1.10	1.10	2.27	24,365	214
Class I
06-30-21+	11.49	0.17	•	(0.51)	(0.34)	0.16	—	—	0.16	—	10.99	(2.96)	0.81	0.67	0.67	3.04	117,207	72
12-31-20	10.83	0.33	•	0.64	0.97	0.31	—	—	0.31	—	11.49	9.20	0.78	0.67	0.67	3.00	125,244	150
12-31-19	10.51	0.33	•	0.49	0.82	0.50	—	—	0.50	—	10.83	7.90	0.66	0.66	0.66	3.08	146,354	228
12-31-18	11.14	0.35	•	(0.57)	(0.22)	0.41	—	—	0.41	—	10.51	(2.01)	0.67	0.65	0.65	3.21	146,473	119
12-31-17	10.42	0.32	•	0.68	1.00	0.28	—	—	0.28	—	11.14	9.67	0.67	0.60	0.60	2.98	161,715	127
12-31-16	9.97	0.30	•	0.33	0.63	0.10	—	0.08	0.18	—	10.42	6.30	0.66	0.60	0.60	2.78	163,397	214
Class S
06-30-21+	11.47	0.15	•	(0.49)	(0.34)	0.15	—	—	0.15	—	10.98	(3.00)	1.06	0.92	0.92	2.79	30,703	72
12-31-20	10.82	0.31		0.63	0.94	0.29	—	—	0.29	—	11.47	8.85	1.03	0.92	0.92	2.75	33,183	150
12-31-19	10.50	0.31	•	0.48	0.79	0.47	—	—	0.47	—	10.82	7.64	0.91	0.91	0.91	2.83	33,323	228
12-31-18	11.12	0.32	•	(0.56)	(0.24)	0.38	—	—	0.38	—	10.50	(2.17)	0.92	0.90	0.90	2.97	35,849	119
12-31-17	10.41	0.30	•	0.66	0.96	0.25	—	—	0.25	—	11.12	9.31	0.92	0.85	0.85	2.73	41,785	127
12-31-16	9.97	0.27		0.33	0.60	0.08	—	0.08	0.16	—	10.41	6.03	0.91	0.85	0.85	2.53	40,635	214
Voya International High Dividend Low Volatility Portfolio
Class ADV
06-30-21+	9.43	0.16	•	0.69	0.85	—	—	—	—	—	10.28	9.01	1.25	1.25	1.25	3.31	27,465	37
12-31-20	11.36	0.19		(0.49)	(0.30)	0.32	1.31	—	1.63	—	9.43	(1.17)	1.24	1.24	1.24	1.86	26,702	74
12-31-19	10.88	0.27	•	1.38	1.65	0.19	0.98	—	1.17	—	11.36	16.13	1.30	1.26	1.25	2.36	29,900	143
12-31-18	13.06	0.16	•	(2.13)	(1.97)	0.21	—	—	0.21	—	10.88	(15.32)	1.47	1.40	1.40	1.26	30,149	16
12-31-17	10.90	0.19		2.16	2.35	0.19	—	—	0.19	—	13.06	21.66 (a)	1.46	1.40	1.40	1.50	37,898	14
12-31-16	11.08	0.20	•	(0.07)	0.13	0.31	—	—	0.31	—	10.90	1.33	1.46	1.41	1.41	1.84	31,937	15
Class I
06-30-21+	9.54	0.19	•	0.69	0.88	—	—	—	—	—	10.42	9.22	0.75	0.75	0.75	3.82	128,224	37
12-31-20	11.49	0.25		(0.51)	(0.26)	0.38	1.31	—	1.69	—	9.54	(0.71)	0.74	0.74	0.74	2.37	122,082	74
12-31-19	11.00	0.33	•	1.40	1.73	0.26	0.98	—	1.24	—	11.49	16.75	0.80	0.76	0.75	2.86	139,862	143
12-31-18	13.21	0.23	•	(2.17)	(1.94)	0.27	—	—	0.27	—	11.00	(14.95)	0.97	0.90	0.90	1.77	135,229	16
12-31-17	11.01	0.25	•	2.20	2.45	0.25	—	—	0.25	—	13.21	22.35 (a)	0.96	0.90	0.90	2.00	183,905	14
12-31-16	11.20	0.25	•	(0.06)	0.19	0.38	—	—	0.38	—	11.01	1.85	0.96	0.91	0.91	2.33	170,231	15
Class S
06-30-21+	9.47	0.18	•	0.69	0.87	—	—	—	—	—	10.34	9.19	1.00	1.00	1.00	3.55	270,050	37
12-31-20	11.41	0.22		(0.50)	(0.28)	0.35	1.31	—	1.66	—	9.47	(0.94)	0.99	0.99	0.99	2.12	268,402	74
12-31-19	10.93	0.30	•	1.38	1.68	0.22	0.98	—	1.20	—	11.41	16.40	1.05	1.01	1.00	2.61	308,132	143
12-31-18	13.12	0.19	•	(2.15)	(1.96)	0.23	—	—	0.23	—	10.93	(15.15)	1.22	1.15	1.15	1.52	309,059	16
12-31-17	10.94	0.22	•	2.18	2.40	0.22	—	—	0.22	—	13.12	22.00 (a)	1.21	1.15	1.15	1.76	404,801	14
12-31-16	11.12	0.22	•	(0.05)	0.17	0.35	—	—	0.35	—	10.94	1.63	1.21	1.16	1.16	2.09	423,390	15
Class S2
06-30-21+	9.56	0.17	•	0.70	0.87	—	—	—	—	—	10.43	9.10	1.15	1.15	1.15	3.40	374	37
12-31-20	11.52	0.18	•	(0.48)	(0.30)	0.35	1.31	—	1.66	—	9.56	(1.15)	1.14	1.14	1.14	1.92	334	74
12-31-19	10.99	0.27	•	1.41	1.68	0.17	0.98	—	1.15	—	11.52	16.28	1.20	1.16	1.15	2.39	389	143
12-31-18	13.05	0.18	•	(2.16)	(1.98)	0.08	—	—	0.08	—	10.99	(15.26)	1.37	1.30	1.30	1.41	397	16
12-31-17	10.86	0.19	•	2.18	2.37	0.18	—	—	0.18	—	13.05	21.90 (a)	1.36	1.30	1.30	1.57	999	14
12-31-16	11.06	0.22		(0.08)	0.14	0.34	—	—	0.34	—	10.86	1.39	1.39	1.31	1.31	1.94	2,321	15

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)
VY® American Century Small-Mid Cap Value Portfolio
Class ADV
06-30-21+	11.27	0.04	•	2.26	2.30	—	—	—	—	—	13.57	20.41	1.82	1.35	1.35	0.62	112,338	36
12-31-20	11.12	0.11		0.22	0.33	0.12	0.06	—	0.18	—	11.27	3.35	1.86	1.35	1.35	0.92	96,609	70
12-31-19	9.64	0.11		2.66	2.77	0.12	1.17	—	1.29	—	11.12	30.17	1.66	1.34	1.34	0.99	108,460	52
12-31-18	12.66	0.09		(1.67)	(1.58)	0.10	1.34	—	1.44	—	9.64	(14.49)	1.65	1.36	1.36	0.77	91,283	76
12-31-17	12.03	0.11		1.16	1.27	0.12	0.52	—	0.64	—	12.66	10.90	1.65	1.36	1.36	0.95	115,235	57
12-31-16	10.80	0.08		2.34	2.42	0.14	1.05	—	1.19	—	12.03	23.69	1.65	1.36	1.36	0.78	101,948	68
Class I
06-30-21+	12.16	0.08	•	2.44	2.52	—	—	—	—	—	14.68	20.72	1.32	0.85	0.85	1.12	188,307	36
12-31-20	11.99	0.16		0.25	0.41	0.18	0.06	—	0.24	—	12.16	3.84	1.36	0.85	0.85	1.42	161,201	70
12-31-19	10.30	0.17		2.87	3.04	0.18	1.17	—	1.35	—	11.99	30.96	1.16	0.84	0.84	1.49	175,917	52
12-31-18	13.44	0.17	•	(1.81)	(1.64)	0.16	1.34	—	1.50	—	10.30	(14.15)	1.15	0.86	0.86	1.30	142,379	76
12-31-17	12.72	0.19	•	1.22	1.41	0.17	0.52	—	0.69	—	13.44	11.44	1.15	0.86	0.86	1.44	151,054	57
12-31-16	11.35	0.15	•	2.47	2.62	0.20	1.05	—	1.25	—	12.72	24.38	1.15	0.86	0.86	1.28	156,657	68
Class S
06-30-21+	11.95	0.06	•	2.40	2.46	—	—	—	—	—	14.41	20.59	1.57	1.10	1.10	0.87	98,442	36
12-31-20	11.79	0.13		0.24	0.37	0.15	0.06	—	0.21	—	11.95	3.52	1.61	1.10	1.10	1.17	85,902	70
12-31-19	10.14	0.15		2.81	2.96	0.14	1.17	—	1.31	—	11.79	30.67	1.41	1.09	1.09	1.24	93,230	52
12-31-18	13.25	0.13	•	(1.77)	(1.64)	0.13	1.34	—	1.47	—	10.14	(14.34)	1.40	1.11	1.11	1.02	79,986	76
12-31-17	12.56	0.16		1.19	1.35	0.14	0.52	—	0.66	—	13.25	11.12	1.40	1.11	1.11	1.20	106,501	57
12-31-16	11.22	0.11		2.44	2.55	0.16	1.05	—	1.21	—	12.56	24.06	1.40	1.11	1.11	1.03	99,089	68
Class S2
06-30-21+	11.26	0.05	•	2.26	2.31	—	—	—	—	—	13.57	20.52	1.72	1.25	1.25	0.71	3,149	36
12-31-20	11.12	0.10	•	0.23	0.33	0.13	0.06	—	0.19	—	11.26	3.40	1.76	1.25	1.25	1.02	3,328	70
12-31-19	9.62	0.12	•	2.67	2.79	0.12	1.17	—	1.29	—	11.12	30.42	1.56	1.24	1.24	1.07	3,271	52
12-31-18	12.64	0.10	•	(1.67)	(1.57)	0.11	1.34	—	1.45	—	9.62	(14.48)	1.55	1.26	1.26	0.84	2,891	76
12-31-17	12.01	0.12	•	1.15	1.27	0.12	0.52	—	0.64	—	12.64	10.96	1.55	1.26	1.26	1.01	4,627	57
12-31-16	10.78	0.09		2.35	2.44	0.16	1.05	—	1.21	—	12.01	23.92	1.58	1.26	1.26	0.90	4,881	68
VY® Baron Growth Portfolio
Class ADV
06-30-21+	25.98	(0.12	)•	2.31	2.19	—	—	—	—	—	28.17	8.43	1.60	1.49	1.49	(0.92)	129,857	1
12-31-20	19.55	(0.17)		6.60	6.43	—	—	—	—	—	25.98	32.89	1.64	1.49	1.49	(0.80)	122,298	1
12-31-19	24.63	(0.07)		9.03	8.96	—	13.89	0.15	14.04	—	19.55	38.24	1.49	1.49	1.49	(0.40)	105,271	23
12-31-18	27.88	(0.09)		0.00 *	(0.09)	—	3.16	—	3.16	—	24.63	(2.15)	1.49	1.49	1.49	(0.32)	82,126	4
12-31-17	24.82	(0.10	)•	6.72	6.62	0.16	3.40	—	3.56	—	27.88	27.86	1.49	1.49	1.49	(0.38)	88,499	3
12-31-16	26.58	(0.11)		1.50	1.39	—	3.15	—	3.15	—	24.82	5.06	1.48	1.48	1.48	(0.41)	77,655	4
Class I
06-30-21+	31.49	(0.07	)•	2.81	2.74	—	—	—	—	—	34.23	8.70	1.10	0.99	0.99	(0.43)	168,330	1
12-31-20	23.58	(0.08)		7.99	7.91	—	—	—	—	—	31.49	33.55	1.14	0.99	0.99	(0.30)	164,347	1
12-31-19	27.41	0.01		10.20	10.21	—	13.89	0.15	14.04	—	23.58	38.97	0.99	0.99	0.99	0.04	147,370	23
12-31-18	30.58	0.05		(0.06)	(0.01)	—	3.16	—	3.16	—	27.41	(1.68)	0.99	0.99	0.99	0.17	118,743	4
12-31-17	26.92	0.03	•	7.34	7.37	0.31	3.40	—	3.71	—	30.58	28.52	0.99	0.99	0.99	0.11	145,389	3
12-31-16	28.45	0.04		1.58	1.62	—	3.15	—	3.15	—	26.92	5.57	0.98	0.98	0.98	0.12	150,672	4
Class R6
06-30-21+	31.52	(0.07	)•	2.82	2.75	—	—	—	—	—	34.27	8.72	0.98	0.98	0.98	(0.42)	46,261	1
12-31-20	23.60	(0.07)		7.99	7.92	—	—	—	—	—	31.52	33.56	0.99	0.99	0.99	(0.30)	44,926	1
12-31-19	27.43	0.04		10.17	10.21	—	13.89	0.15	14.04	—	23.60	38.94	0.99	0.99	0.99	0.20	33,764	23
12-31-18	30.59	0.06		(0.06)	0.00 *	—	3.16	—	3.16	—	27.43	(1.64)	0.99	0.99	0.99	0.23	15,007	4
12-31-17	26.93	0.13	•	7.24	7.37	0.31	3.40	—	3.71	—	30.59	28.51	0.99	0.99	0.99	0.43	11,442	3
05-03-16(5)-12-31-16	28.86	0.23	•	0.99	1.22	—	3.15	—	3.15	—	26.93	4.10	0.98	0.98	0.98	1.39	879	4
See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)
VY® Baron Growth Portfolio (continued)
Class S
06-30-21+	28.85	(0.10	)•	2.57	2.47	—	—	—	—	—	31.32	8.56	1.35	1.24	1.24	(0.68)	266,387	1
12-31-20	21.65	(0.13)		7.33	7.20	—	—	—	—	—	28.85	33.26	1.39	1.24	1.24	(0.55)	261,358	1
12-31-19	26.10	(0.03	)•	9.62	9.59	—	13.89	0.15	14.04	—	21.65	38.52	1.24	1.24	1.24	(0.10)	228,141	23
12-31-18	29.31	(0.02)		(0.03)	(0.05)	—	3.16	—	3.16	—	26.10	(1.89)	1.24	1.24	1.24	(0.08)	451,687	4
12-31-17	25.93	(0.04	)•	7.05	7.01	0.23	3.40	—	3.63	—	29.31	28.20	1.24	1.24	1.24	(0.13)	512,397	3
12-31-16	27.57	(0.05)		1.56	1.51	—	3.15	—	3.15	—	25.93	5.33	1.23	1.23	1.23	(0.17)	478,020	4
Class S2
06-30-21+	26.48	(0.11	)•	2.36	2.25	—	—	—	—	—	28.73	8.50	1.50	1.39	1.39	(0.84)	2,495	1
12-31-20	19.91	(0.15)		6.72	6.57	—	—	—	—	—	26.48	33.00	1.54	1.39	1.39	(0.69)	2,963	1
12-31-19	24.87	(0.45	)•	9.53	9.08	—	13.89	0.15	14.04	—	19.91	38.37	1.39	1.39	1.39	(1.58)	2,373	23
12-31-18	28.10	(0.08)		0.01	(0.07)	—	3.16	—	3.16	—	24.87	(2.05)	1.39	1.39	1.39	(0.25)	1,625	4
12-31-17	24.92	(0.09	)•	6.78	6.69	0.11	3.40	—	3.51	—	28.10	28.02	1.39	1.39	1.39	(0.32)	1,835	3
12-31-16	26.65	(0.10	)•	1.52	1.42	—	3.15	—	3.15	—	24.92	5.17	1.42	1.38	1.38	(0.38)	2,609	4
VY® Columbia Contrarian Core Portfolio
Class ADV
06-30-21+	19.23	0.00	*•	3.00	3.00	—	—	—	—	—	22.23	15.60	1.51	1.23	1.23	0.03	30,025	22
12-31-20	16.38	0.06		3.33	3.39	—	0.54	—	0.54	—	19.23	21.22	1.54	1.23	1.22	0.36	26,173	91
12-31-19	18.94	0.13	•	5.51	5.64	0.29	7.91	—	8.20	—	16.38	32.41	1.46	1.23	1.23	0.64	23,961	45
12-31-18	23.40	0.14	•	(1.97)	(1.83)	0.15	2.48	—	2.63	—	18.94	(9.23)	1.44	1.22	1.21	0.61	21,088	64
12-31-17	20.66	0.13		4.17	4.30	0.20	1.36	—	1.56	—	23.40	21.32	1.44	1.21	1.20	0.58	29,515	45
12-31-16	21.73	0.15	•	1.55	1.70	0.74	2.03	—	2.77	—	20.66	8.12	1.44	1.20	1.19	0.71	25,432	53
Class I
06-30-21+	20.88	0.06	•	3.26	3.32	—	—	—	—	—	24.20	15.90	1.01	0.73	0.73	0.53	138,393	22
12-31-20	17.67	0.15	•	3.61	3.76	0.01	0.54	—	0.55	—	20.88	21.79	1.04	0.73	0.72	0.80	129,553	91
12-31-19	20.01	0.25	•	5.84	6.09	0.52	7.91	—	8.43	—	17.67	33.05	0.96	0.73	0.73	1.14	8,548	45
12-31-18	24.58	0.26	•	(2.07)	(1.81)	0.28	2.48	—	2.76	—	20.01	(8.77)	0.94	0.72	0.71	1.11	7,982	64
12-31-17	21.61	0.25	•	4.37	4.62	0.29	1.36	—	1.65	—	24.58	21.96	0.94	0.71	0.70	1.08	10,099	45
12-31-16	22.59	0.27	•	1.62	1.89	0.84	2.03	—	2.87	—	21.61	8.64	0.94	0.70	0.69	1.21	10,629	53
Class S
06-30-21+	20.24	0.03	•	3.17	3.20	—	—	—	—	—	23.44	15.81	1.26	0.98	0.98	0.28	22,952	22
12-31-20	17.18	0.11		3.49	3.60	—	0.54	—	0.54	—	20.24	21.45	1.29	0.98	0.97	0.61	20,139	91
12-31-19	19.56	0.20	•	5.73	5.93	0.40	7.91	—	8.31	—	17.18	33.06	1.19	0.96	0.96	0.92	18,274	45
12-31-18	24.08	0.20	•	(2.03)	(1.83)	0.21	2.48	—	2.69	—	19.56	(8.99)	1.19	0.97	0.96	0.86	222,203	64
12-31-17	21.21	0.19	•	4.27	4.46	0.23	1.36	—	1.59	—	24.08	21.58	1.19	0.96	0.95	0.83	285,025	45
12-31-16	22.21	0.21	•	1.59	1.80	0.77	2.03	—	2.80	—	21.21	8.41	1.19	0.95	0.94	0.96	289,864	53
VY® Columbia Small Cap Value II Portfolio
Class ADV
06-30-21+	15.65	(0.03	)•	4.23	4.20	—	—	—	—	—	19.85	26.84	1.49	1.42	1.42	(0.27)	39,425	32
12-31-20	15.06	0.03		1.17	1.20	0.05	0.56	—	0.61	—	15.65	9.28	1.51	1.42	1.41	0.18	24,162	47
12-31-19	14.42	0.05		2.67	2.72	0.01	2.07	—	2.08	—	15.06	19.88	1.41	1.38	1.37	0.27	25,615	25
12-31-18	19.57	0.00	*	(3.06)	(3.06)	0.00 *	2.09	—	2.09	—	14.42	(17.96)	1.40	1.37	1.36	0.02	27,725	41
12-31-17	18.50	0.00	*•	1.89	1.89	0.03	0.79	—	0.82	—	19.57	10.65	1.40	1.37	1.36	0.01	37,004	44
12-31-16	15.67	0.01		3.55	3.56	0.01	0.72	—	0.73	—	18.50	23.41	1.39	1.36	1.34	0.10	36,304	61
Class I
06-30-21+	16.27	0.02	•	4.40	4.42	—	—	—	—	—	20.69	27.17	0.99	0.92	0.92	0.21	48,744	32
12-31-20	15.65	0.10		1.22	1.32	0.14	0.56	—	0.70	—	16.27	9.89	1.01	0.92	0.91	0.68	34,277	47
12-31-19	14.94	0.13		2.76	2.89	0.11	2.07	—	2.18	—	15.65	20.42	0.91	0.88	0.87	0.79	36,201	25
12-31-18	20.20	0.10	•	(3.16)	(3.06)	0.11	2.09	—	2.20	—	14.94	(17.53)	0.90	0.87	0.86	0.53	33,887	41
12-31-17	19.05	0.10	•	1.95	2.05	0.11	0.79	—	0.90	—	20.20	11.21	0.90	0.87	0.86	0.50	43,897	44
12-31-16	16.12	0.10		3.64	3.74	0.09	0.72	—	0.81	—	19.05	24.00	0.89	0.86	0.84	0.59	49,625	61

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)
VY® Columbia Small Cap Value II Portfolio (continued)
Class R6
06-30-21+	16.29	0.03	•	4.40	4.43	—	—	—	—	—	20.72	27.19	0.89	0.86	0.86	0.28	10,851	32
12-31-20	15.66	0.10		1.23	1.33	0.14	0.56	—	0.70	—	16.29	9.94	0.91	0.88	0.87	0.71	6,983	47
12-31-19	14.94	0.12		2.78	2.90	0.11	2.07	—	2.18	—	15.66	20.48	0.91	0.88	0.87	0.81	6,701	25
12-31-18	20.21	0.09		(3.16)	(3.07)	0.11	2.09	—	2.20	—	14.94	(17.57)	0.90	0.87	0.86	0.56	5,349	41
12-31-17	19.06	0.13	•	1.92	2.05	0.11	0.79	—	0.90	—	20.21	11.20	0.90	0.87	0.86	0.69	4,389	44
05-03-16(5)-12-31-16	16.28	0.19	•	3.40	3.59	0.09	0.72	—	0.81	—	19.06	22.85	0.89	0.86	0.84	1.57	402	61
Class S
06-30-21+	16.20	(0.00	)*•	4.38	4.38	—	—	—	—	—	20.58	27.04	1.24	1.17	1.17	(0.05)	100,547	32
12-31-20	15.58	0.07		1.20	1.27	0.09	0.56	—	0.65	—	16.20	9.54	1.26	1.17	1.16	0.42	82,438	47
12-31-19	14.86	0.09		2.76	2.85	0.06	2.07	—	2.13	—	15.58	20.21	1.16	1.13	1.12	0.53	89,702	25
12-31-18	20.10	0.05		(3.15)	(3.10)	0.05	2.09	—	2.14	—	14.86	(17.76)	1.15	1.12	1.11	0.26	89,274	41
12-31-17	18.96	0.05	•	1.94	1.99	0.06	0.79	—	0.85	—	20.10	10.92	1.15	1.12	1.11	0.25	124,984	44
12-31-16	16.04	0.06		3.63	3.69	0.05	0.72	—	0.77	—	18.96	23.70	1.14	1.11	1.09	0.33	145,816	61
Class S2
06-30-21+	15.65	(0.02	)•	4.23	4.21	—	—	—	—	—	19.86	26.90	1.39	1.32	1.32	(0.17)	1,752	32
12-31-20	15.02	0.05		1.18	1.23	0.04	0.56	—	0.60	—	15.65	9.45	1.41	1.32	1.31	0.27	1,446	47
12-31-19	14.40	0.05	•	2.67	2.72	0.03	2.07	—	2.10	—	15.02	19.95	1.31	1.28	1.27	0.34	1,671	25
12-31-18	19.52	0.02		(3.05)	(3.03)	—	2.09	—	2.09	—	14.40	(17.87)	1.30	1.27	1.26	0.11	2,431	41
12-31-17	18.44	0.01	•	1.90	1.91	0.04	0.79	—	0.83	—	19.52	10.77	1.30	1.27	1.26	0.06	3,431	44
12-31-16	15.62	0.03		3.54	3.57	0.03	0.72	—	0.75	—	18.44	23.57	1.32	1.26	1.24	0.18	5,849	61
VY® Invesco Comstock Portfolio
Class ADV
06-30-21+	16.05	0.10	•	3.70	3.80	—	—	—	—	—	19.85	23.68	1.31	1.20	1.20	1.05	34,941	17
12-31-20	17.01	0.25		(0.46)	(0.21)	0.30	0.45	—	0.75	—	16.05	(0.74)	1.33	1.27	1.27	1.71	28,434	64
12-31-19	17.39	0.30	•	3.74	4.04	0.41	4.01	—	4.42	—	17.01	24.86	1.25	1.23	1.23	1.60	31,202	25
12-31-18	20.14	0.24	•	(2.77)	(2.53)	0.22	—	—	0.22	—	17.39	(12.56)	1.25	1.23	1.23	1.16	28,006	29
12-31-17	17.33	0.19		2.80	2.99	0.18	—	—	0.18	—	20.14	17.31	1.25	1.23	1.23	1.00	36,178	14
12-31-16	15.07	0.28		2.35	2.63	0.37	—	—	0.37	—	17.33	17.51	1.25	1.23	1.23	1.66	34,490	18
Class I
06-30-21+	16.20	0.15	•	3.74	3.89	—	—	—	—	—	20.09	24.01	0.81	0.70	0.70	1.56	143,243	17
12-31-20	17.19	0.32	•	(0.46)	(0.14)	0.40	0.45	—	0.85	—	16.20	(0.22)	0.83	0.77	0.77	2.25	114,569	64
12-31-19	17.52	0.40	•	3.78	4.18	0.50	4.01	—	4.51	—	17.19	25.51	0.75	0.73	0.73	2.09	203,510	25
12-31-18	20.32	0.33		(2.80)	(2.47)	0.33	—	—	0.33	—	17.52	(12.16)	0.75	0.73	0.73	1.72	219,086	29
12-31-17	17.47	0.28	•	2.85	3.13	0.28	—	—	0.28	—	20.32	17.95	0.75	0.73	0.73	1.50	188,040	14
12-31-16	15.18	0.34	•	2.41	2.75	0.46	—	—	0.46	—	17.47	18.13	0.75	0.73	0.73	2.16	194,504	18
Class S
06-30-21+	16.23	0.12	•	3.74	3.86	—	—	—	—	—	20.09	23.78	1.06	0.95	0.95	1.30	77,977	17
12-31-20	17.18	0.31		(0.48)	(0.17)	0.33	0.45	—	0.78	—	16.23	(0.47)	1.08	1.02	1.02	1.97	63,320	64
12-31-19	17.51	0.36	•	3.77	4.13	0.45	4.01	—	4.46	—	17.18	25.24	1.00	0.98	0.98	1.88	73,675	25
12-31-18	20.30	0.29	•	(2.81)	(2.52)	0.27	—	—	0.27	—	17.51	(12.39)	1.00	0.98	0.98	1.41	215,609	29
12-31-17	17.45	0.23	•	2.85	3.08	0.23	—	—	0.23	—	20.30	17.68	1.00	0.98	0.98	1.25	274,498	14
12-31-16	15.17	0.30	•	2.39	2.69	0.41	—	—	0.41	—	17.45	17.79	1.00	0.98	0.98	1.91	291,208	18
VY® Invesco Equity and Income Portfolio
Class ADV
06-30-21+	44.76	0.19	•	5.65	5.84	—	—	—	—	—	50.60	13.05	1.21	1.14	1.14	0.79	47,999	64
12-31-20	43.36	0.58		3.25	3.83	0.59	1.84	—	2.43	—	44.76	9.62	1.21	1.14	1.14	1.34	42,053	90
12-31-19	38.95	0.62	•	6.82	7.44	0.68	2.35	—	3.03	—	43.36	19.50	1.17	1.14	1.14	1.47	44,825	143
12-31-18	46.81	0.64	•	(4.95)	(4.31)	0.66	2.89	—	3.55	—	38.95	(9.90)	1.17	1.14	1.14	1.40	43,200	161
12-31-17	44.06	0.65		3.84	4.49	0.61	1.13	—	1.74	—	46.81	10.32	1.17	1.14	1.14	1.43	54,583	134
12-31-16	40.80	0.53		5.28	5.81	0.68	1.87	—	2.55	—	44.06	14.69	1.17	1.14	1.14	1.24	49,628	134

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)
VY® Invesco Equity and Income Portfolio (continued)
Class I
06-30-21+	45.58	0.31	•	5.76	6.07	—	—	—	—	—	51.65	13.32	0.71	0.64	0.64	1.28	507,040	64
12-31-20	44.08	0.80		3.34	4.14	0.80	1.84	—	2.64	—	45.58	10.18	0.71	0.64	0.64	1.84	467,994	90
12-31-19	39.54	0.85	•	6.94	7.79	0.90	2.35	—	3.25	—	44.08	20.10	0.67	0.64	0.64	1.97	484,839	143
12-31-18	47.51	0.88	•	(5.06)	(4.18)	0.90	2.89	—	3.79	—	39.54	(9.46)	0.67	0.64	0.64	1.90	468,289	161
12-31-17	44.86	0.89	•	3.93	4.82	1.04	1.13	—	2.17	—	47.51	10.90	0.67	0.64	0.64	1.92	594,834	134
12-31-16	41.47	0.74	•	5.41	6.15	0.89	1.87	—	2.76	—	44.86	15.28	0.67	0.64	0.64	1.74	594,456	134
Class S
06-30-21+	45.24	0.25	•	5.71	5.96	—	—	—	—	—	51.20	13.17	0.96	0.89	0.89	1.03	453,592	64
12-31-20	43.79	0.70		3.28	3.98	0.69	1.84	—	2.53	—	45.24	9.88	0.96	0.89	0.89	1.59	436,888	90
12-31-19	39.30	0.74	•	6.88	7.62	0.78	2.35	—	3.13	—	43.79	19.80	0.92	0.89	0.89	1.72	473,465	143
12-31-18	47.22	0.76	•	(5.01)	(4.25)	0.78	2.89	—	3.67	—	39.30	(9.67)	0.92	0.89	0.89	1.65	463,989	161
12-31-17	44.48	0.77	•	3.89	4.66	0.79	1.13	—	1.92	—	47.22	10.62	0.92	0.89	0.89	1.67	606,503	134
12-31-16	41.14	0.62	•	5.37	5.99	0.78	1.87	—	2.65	—	44.48	15.00	0.92	0.89	0.89	1.49	682,465	134
Class S2
06-30-21+	44.52	0.22	•	5.62	5.84	—	—	—	—	—	50.36	13.12	1.11	1.02	1.02	0.90	325,529	64
12-31-20	43.13	0.63		3.23	3.86	0.63	1.84	—	2.47	—	44.52	9.76	1.11	1.02	1.02	1.46	308,786	90
12-31-19	38.75	0.67	•	6.78	7.45	0.72	2.35	—	3.07	—	43.13	19.63	1.07	1.02	1.02	1.59	328,815	143
12-31-18	46.59	0.69	•	(4.93)	(4.24)	0.71	2.89	—	3.60	—	38.75	(9.79)	1.07	1.02	1.02	1.52	321,618	161
12-31-17	43.85	0.70	•	3.83	4.53	0.66	1.13	—	1.79	—	46.59	10.48	1.07	1.02	1.02	1.54	420,527	134
12-31-16	40.60	0.56	•	5.28	5.84	0.72	1.87	—	2.59	—	43.85	14.84	1.10	1.02	1.02	1.36	446,998	134
VY® Invesco Global Portfolio
Class ADV
06-30-21+	22.38	(0.08	)•	2.61	2.53	—	—	—	—	—	24.91	11.30	1.34	1.31	1.31	(0.71)	144,721	4
12-31-20	18.41	(0.10	)•	4.91	4.81	0.13	0.71	—	0.84	—	22.38	27.19	1.35	1.30	1.30	(0.53)	131,946	8
12-31-19	17.06	0.04		4.89	4.93	—	3.58	—	3.58	—	18.41	31.10	1.25	1.25	1.25	0.26	123,467	8
12-31-18	21.42	0.04		(2.66)	(2.62)	0.25	1.49	—	1.74	—	17.06	(13.62)	1.25	1.25	1.25	0.22	101,759	17
12-31-17	15.90	0.04		5.64	5.68	0.13	0.03	—	0.16	—	21.42	35.82	1.25	1.25	1.25	0.17	120,344	9
12-31-16	17.30	0.09	•	(0.17)	(0.08)	0.12	1.20	—	1.32	—	15.90	(0.29)	1.25	1.25	1.25	0.58	90,660	6
Class I
06-30-21+	23.71	(0.03	)•	2.78	2.75	—	—	—	—	—	26.46	11.60	0.84	0.81	0.81	(0.21)	1,398,309	4
12-31-20	19.46	(0.01	)•	5.20	5.19	0.23	0.71	—	0.94	—	23.71	27.78	0.85	0.80	0.80	(0.03)	1,332,750	8
12-31-19	17.86	0.15		5.13	5.28	0.10	3.58	—	3.68	—	19.46	31.80	0.75	0.75	0.75	0.76	1,225,197	8
12-31-18	22.33	0.16	•	(2.80)	(2.64)	0.34	1.49	—	1.83	—	17.86	(13.19)	0.75	0.75	0.75	0.72	1,061,448	17
12-31-17	16.56	0.15		5.87	6.02	0.22	0.03	—	0.25	—	22.33	36.49	0.75	0.75	0.75	0.68	1,384,452	9
12-31-16	17.97	0.20		(0.20)	0.00 *	0.21	1.20	—	1.41	—	16.56	0.22	0.75	0.75	0.75	1.07	1,091,478	6
Class S
06-30-21+	22.56	(0.05	)•	2.64	2.59	—	—	—	—	—	25.15	11.48	1.09	1.06	1.06	(0.46)	190,555	4
12-31-20	18.56	(0.05	)•	4.94	4.89	0.18	0.71	—	0.89	—	22.56	27.43	1.10	1.05	1.05	(0.28)	188,985	8
12-31-19	17.17	0.10		4.91	5.01	0.04	3.58	—	3.62	—	18.56	31.44	1.00	1.00	1.00	0.52	181,045	8
12-31-18	21.53	0.10	•	(2.68)	(2.58)	0.29	1.49	—	1.78	—	17.17	(13.39)	1.00	1.00	1.00	0.49	167,520	17
12-31-17	15.98	0.08		5.67	5.75	0.17	0.03	—	0.20	—	21.53	36.13	1.00	1.00	1.00	0.41	238,436	9
12-31-16	17.38	0.13	•	(0.17)	(0.04)	0.16	1.20	—	1.36	—	15.98	(0.04)	1.00	1.00	1.00	0.82	174,417	6
Class S2
06-30-21+	21.75	(0.07	)•	2.54	2.47	—	—	—	—	—	24.22	11.36	1.24	1.21	1.21	(0.61)	4,238	4
12-31-20	17.89	(0.07	)•	4.77	4.70	0.13	0.71	—	0.84	—	21.75	27.33	1.25	1.20	1.20	(0.42)	4,266	8
12-31-19	16.67	0.06		4.77	4.83	0.03	3.58	—	3.61	—	17.89	31.26	1.15	1.15	1.15	0.37	4,611	8
12-31-18	20.97	0.06	•	(2.60)	(2.54)	0.27	1.49	—	1.76	—	16.67	(13.56)	1.15	1.15	1.15	0.30	3,963	17
12-31-17	15.58	0.05		5.53	5.58	0.16	0.03	—	0.19	—	20.97	35.92	1.15	1.15	1.15	0.27	4,030	9
12-31-16	16.97	0.10	•	(0.17)	(0.07)	0.12	1.20	—	1.32	—	15.58	(0.20)	1.18	1.15	1.15	0.66	3,415	6
See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)
VY® JPMorgan Mid Cap Value Portfolio
Class ADV
06-30-21+	15.51	0.03	•	3.29	3.32	—	—	—	—	—	18.83	21.41	1.50	1.38	1.38	0.34	94,533	14
12-31-20	17.15	0.09		(0.33)	(0.24)	0.11	1.29	—	1.40	—	15.51	0.08	1.51	1.38	1.38	0.58	79,036	18
12-31-19	15.74	0.12		3.74	3.86	0.12	2.33	—	2.45	—	17.15	25.81	1.39	1.39	1.39	0.71	89,967	9
12-31-18	19.78	0.15		(2.35)	(2.20)	0.16	1.68	—	1.84	—	15.74	(12.37)	1.38	1.38	1.38	0.79	80,243	12
12-31-17	19.31	0.07		2.41	2.48	0.07	1.94	—	2.01	—	19.78	13.41	1.37	1.37	1.37	0.37	99,801	10
12-31-16	18.66	0.08		2.50	2.58	0.08	1.85	—	1.93	—	19.31	14.42	1.37	1.37	1.37	0.42	98,003	19
Class I
06-30-21+	16.09	0.08	•	3.42	3.50	—	—	—	—	—	19.59	21.75	1.00	0.88	0.88	0.83	139,766	14
12-31-20	17.72	0.17		(0.33)	(0.16)	0.18	1.29	—	1.47	—	16.09	0.55	1.01	0.88	0.88	1.08	124,709	18
12-31-19	16.18	0.22		3.86	4.08	0.21	2.33	—	2.54	—	17.72	26.46	0.89	0.89	0.89	1.21	150,535	9
12-31-18	20.30	0.25	•	(2.43)	(2.18)	0.26	1.68	—	1.94	—	16.18	(11.96)	0.88	0.88	0.88	1.28	144,880	12
12-31-17	19.75	0.18	•	2.48	2.66	0.17	1.94	—	2.11	—	20.30	14.04	0.87	0.87	0.87	0.87	210,989	10
12-31-16	19.04	0.18		2.56	2.74	0.18	1.85	—	2.03	—	19.75	14.94	0.87	0.87	0.87	0.92	215,892	19
Class S
06-30-21+	15.87	0.05	•	3.37	3.42	—	—	—	—	—	19.29	21.55	1.25	1.13	1.13	0.59	193,865	14
12-31-20	17.51	0.13		(0.33)	(0.20)	0.15	1.29	—	1.44	—	15.87	0.28	1.26	1.13	1.13	0.83	169,728	18
12-31-19	16.01	0.17		3.82	3.99	0.16	2.33	—	2.49	—	17.51	26.21	1.14	1.14	1.14	0.96	200,304	9
12-31-18	20.10	0.20	•	(2.40)	(2.20)	0.21	1.68	—	1.89	—	16.01	(12.19)	1.13	1.13	1.13	1.03	187,165	12
12-31-17	19.58	0.12	•	2.46	2.58	0.12	1.94	—	2.06	—	20.10	13.72	1.12	1.12	1.12	0.61	256,845	10
12-31-16	18.89	0.13		2.54	2.67	0.13	1.85	—	1.98	—	19.58	14.69	1.12	1.12	1.12	0.67	291,725	19
Class S2
06-30-21+	15.47	0.04	•	3.28	3.32	—	—	—	—	—	18.79	21.46	1.40	1.28	1.28	0.42	1,144	14
12-31-20	17.10	0.11		(0.33)	(0.22)	0.12	1.29	—	1.41	—	15.47	0.18	1.41	1.28	1.28	0.69	1,340	18
12-31-19	15.69	0.14	•	3.73	3.87	0.13	2.33	—	2.46	—	17.10	25.96	1.29	1.29	1.29	0.81	1,782	9
12-31-18	19.72	0.16	•	(2.33)	(2.17)	0.18	1.68	—	1.86	—	15.69	(12.30)	1.28	1.28	1.28	0.86	2,116	12
12-31-17	19.25	0.09	•	2.41	2.50	0.09	1.94	—	2.03	—	19.72	13.52	1.27	1.27	1.27	0.45	3,382	10
12-31-16	18.60	0.10		2.50	2.60	0.10	1.85	—	1.95	—	19.25	14.56	1.30	1.27	1.27	0.52	3,810	19
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio
Class ADV
06-30-21+	13.16	(0.07	)•	1.28	1.21	—	—	—	—	—	14.37	9.19	1.35	1.30	1.30	(0.98)	72,914	19
12-31-20	11.00	(0.05)		3.27	3.22	0.01	1.05	—	1.06	—	13.16	31.26	1.37	1.30	1.30	(0.49)	64,622	53
12-31-19	9.08	(0.03)		3.26	3.23	0.03	1.28	—	1.31	—	11.00	36.56	1.27	1.27	1.27	(0.28)	90,526	16
12-31-18	10.50	(0.02)		(0.24)	(0.26)	—	1.16	—	1.16	—	9.08	(3.77)	1.27	1.27	1.27	(0.14)	61,179	19
12-31-17	9.19	(0.03)		2.17	2.14	0.03	0.80	—	0.83	—	10.50	24.12	1.27	1.27	1.27	(0.32)	62,022	28
12-31-16	9.83	(0.01	)•	0.68	0.67	0.00 *	1.31	—	1.31	—	9.19	6.93	1.27	1.27	1.27	(0.15)	49,418	26
Class I
06-30-21+	15.20	(0.04	)•	1.48	1.44	—	—	—	—	—	16.64	9.47	0.85	0.80	0.80	(0.48)	1,230,140	19
12-31-20	12.50	(0.01)		3.77	3.76	0.01	1.05	—	1.06	—	15.20	31.84	0.87	0.80	0.80	(0.07)	1,179,581	53
12-31-19	10.14	0.03		3.65	3.68	0.04	1.28	—	1.32	—	12.50	37.20	0.77	0.77	0.77	0.21	985,213	16
12-31-18	11.56	0.04		(0.28)	(0.24)	0.02	1.16	—	1.18	—	10.14	(3.23)	0.77	0.77	0.77	0.36	763,686	19
12-31-17	10.03	0.02		2.38	2.40	0.07	0.80	—	0.87	—	11.56	24.81	0.77	0.77	0.77	0.18	879,678	28
12-31-16	10.60	0.04		0.73	0.77	0.03	1.31	—	1.34	—	10.03	7.41	0.77	0.77	0.77	0.34	737,054	26
Class R6
06-30-21+	15.22	(0.03	)•	1.47	1.44	—	—	—	—	—	16.66	9.46	0.77	0.77	0.77	(0.44)	145,859	19
12-31-20	12.51	(0.01)		3.78	3.77	0.01	1.05	—	1.06	—	15.22	31.90	0.77	0.77	0.77	(0.13)	109,585	53
12-31-19	10.14	0.02		3.67	3.69	0.04	1.28	—	1.32	—	12.51	37.31	0.77	0.77	0.77	0.24	30,761	16
12-31-18	11.56	0.03		(0.27)	(0.24)	0.02	1.16	—	1.18	—	10.14	(3.24)	0.77	0.77	0.77	0.38	15,642	19
12-31-17	10.03	0.02	•	2.38	2.40	0.07	0.80	—	0.87	—	11.56	24.81	0.77	0.77	0.77	0.18	9,313	28
05-03-16(5)-12-31-16	10.58	0.03	•	0.76	0.79	0.03	1.31	—	1.34	—	10.03	7.62	0.77	0.77	0.77	0.53	1,084	26

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio (continued)
Class S
06-30-21+	14.40	(0.05	)•	1.40	1.35	—	—	—	—	—	15.75	9.38	1.10	1.05	1.05	(0.73)	47,932	19
12-31-20	11.93	(0.03)		3.56	3.53	0.01	1.05	—	1.06	—	14.40	31.42	1.12	1.05	1.05	(0.30)	49,415	53
12-31-19	9.74	(0.00	)*	3.50	3.50	0.03	1.28	—	1.31	—	11.93	36.88	1.02	1.02	1.02	(0.04)	47,101	16
12-31-18	11.15	0.02		(0.27)	(0.25)	—	1.16	—	1.16	—	9.74	(3.44)	1.02	1.02	1.02	0.11	42,403	19
12-31-17	9.71	(0.01	)•	2.30	2.29	0.05	0.80	—	0.85	—	11.15	24.46	1.02	1.02	1.02	(0.07)	55,222	28
12-31-16	10.30	0.01	•	0.72	0.73	0.01	1.31	—	1.32	—	9.71	7.19	1.02	1.02	1.02	0.12	56,578	26
Class S2
06-30-21+	13.28	(0.06	)•	1.28	1.22	—	—	—	—	—	14.50	9.19	1.25	1.20	1.20	(0.88)	7,197	19
12-31-20	11.08	(0.05)		3.31	3.26	0.01	1.05	—	1.06	—	13.28	31.40	1.27	1.20	1.20	(0.46)	6,833	53
12-31-19	9.13	(0.02)		3.28	3.26	0.03	1.28	—	1.31	—	11.08	36.69	1.17	1.17	1.17	(0.18)	5,586	16
12-31-18	10.54	(0.01)		(0.24)	(0.25)	—	1.16	—	1.16	—	9.13	(3.65)	1.17	1.17	1.17	(0.03)	4,094	19
12-31-17	9.22	(0.02)		2.18	2.16	0.04	0.80	—	0.84	—	10.54	24.28	1.17	1.17	1.17	(0.21)	4,103	28
12-31-16	9.85	(0.01)		0.69	0.68	—	1.31	—	1.31	—	9.22	6.99	1.20	1.17	1.17	(0.06)	4,451	26
VY® T. Rowe Price Growth Equity Portfolio
Class ADV
06-30-21+	93.76	(0.42	)•	14.75	14.33	—	—	—	—	—	108.09	15.28	1.30	1.23	1.23	(0.86)	394,945	15
12-31-20	71.90	(0.61)		25.93	25.32	—	3.46	—	3.46	—	93.76	36.00	1.31	1.23	1.23	(0.75)	362,950	36
12-31-19	70.96	(0.31)		20.51	20.20	—	19.26	—	19.26	—	71.90	30.15	1.23	1.21	1.21	(0.43)	302,258	26
12-31-18	86.22	(0.20	)•	0.81	0.61	—	15.87	—	15.87	—	70.96	(1.57)	1.23	1.21	1.21	(0.24)	239,404	47
12-31-17	72.53	(0.23)		23.41	23.18	—	9.49	—	9.49	—	86.22	32.91	1.24	1.23	1.23	(0.29)	248,624	51
12-31-16	81.69	(0.25)		0.93	0.68	—	9.84	—	9.84	—	72.53	1.01	1.24	1.23	1.23	(0.34)	192,546	40
Class I
06-30-21+	107.26	(0.20	)•	16.91	16.71	—	—	—	—	—	123.97	15.58	0.80	0.73	0.73	(0.36)	1,688,008	15
12-31-20	81.43	(0.24)		29.53	29.29	—	3.46	—	3.46	—	107.26	36.68	0.81	0.73	0.73	(0.25)	1,506,472	36
12-31-19	78.04	0.07		22.75	22.82	0.17	19.26	—	19.43	—	81.43	30.83	0.73	0.71	0.71	0.07	1,290,657	26
12-31-18	93.19	0.24		0.71	0.95	0.23	15.87	—	16.10	—	78.04	(1.09)	0.73	0.71	0.71	0.27	1,092,998	47
12-31-17	77.44	0.19		25.10	25.29	0.05	9.49	—	9.54	—	93.19	33.58	0.74	0.73	0.73	0.21	1,101,965	51
12-31-16	86.14	0.13		1.01	1.14	—	9.84	—	9.84	—	77.44	1.51	0.74	0.73	0.73	0.16	989,826	40
Class S
06-30-21+	100.68	(0.32	)•	15.85	15.53	—	—	—	—	—	116.21	15.43	1.05	0.98	0.98	(0.61)	73,492	15
12-31-20	76.79	(0.42	)•	27.77	27.35	—	3.46	—	3.46	—	100.68	36.36	1.06	0.98	0.98	(0.50)	74,335	36
12-31-19	74.54	(0.15	)•	21.66	21.51	—	19.26	—	19.26	—	76.79	30.47	0.98	0.96	0.96	(0.18)	65,359	26
12-31-18	89.69	0.00	*	0.76	0.76	0.04	15.87	—	15.91	—	74.54	(1.33)	0.98	0.96	0.96	0.01	329,427	47
12-31-17	74.96	(0.03)		24.25	24.22	—	9.49	—	9.49	—	89.69	33.25	0.99	0.98	0.98	(0.04)	379,473	51
12-31-16	83.90	(0.08)		0.98	0.90	—	9.84	—	9.84	—	74.96	1.26	0.99	0.98	0.98	(0.10)	336,810	40
Class S2
06-30-21+	95.99	(0.38	)•	15.11	14.73	—	—	—	—	—	110.72	15.35	1.20	1.13	1.13	(0.76)	6,517	15
12-31-20	73.47	(0.51	)•	26.49	25.98	—	3.46	—	3.46	—	95.99	36.13	1.21	1.13	1.13	(0.64)	5,735	36
12-31-19	72.10	(0.27	)•	20.90	20.63	—	19.26	—	19.26	—	73.47	30.27	1.13	1.11	1.11	(0.33)	9,074	26
12-31-18	87.30	(0.12	)•	0.79	0.67	—	15.87	—	15.87	—	72.10	(1.47)	1.13	1.11	1.11	(0.14)	8,564	47
12-31-17	73.27	(0.16	)•	23.68	23.52	—	9.49	—	9.49	—	87.30	33.06	1.14	1.13	1.13	(0.19)	9,014	51
12-31-16	82.35	(0.17	)•	0.93	0.76	—	9.84	—	9.84	—	73.27	1.10	1.17	1.13	1.13	(0.23)	8,597	40

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (CONTINUED)

(1)  Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)  Annualized for periods less than one year.

(3)  Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(4)  Ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

(5)  Commencement of operations.

(a)  Excluding amounts from foreign withholding tax claims received in the year ended December 31, 2017, total return for Voya International High Dividend Low Volatility Portfolio would have been 21.38%, 21.98%, 21.63%, and 21.53% for Classes ADV, I, S, and S2, respectively.

+  Unaudited.

•  Calculated using average number of shares outstanding throughout the year or period.

*  Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2021 (UNAUDITED)

NOTE 1 — ORGANIZATION

Voya Partners, Inc. (the "Company") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). It was incorporated under the laws of Maryland on May 7, 1997. The Articles of Incorporation permit the Company to offer separate series, each of which has its own investment objective, policies and restrictions. The Company currently consists of thirty-seven active separate investment series. The twelve series (each, a "Portfolio" and collectively, the "Portfolios") included in this report are: Voya Global Bond Portfolio ("Global Bond"), Voya International High Dividend Low Volatility Portfolio ("International High Dividend Low Volatility"), VY® American Century Small-Mid Cap Value Portfolio ("American Century Small-Mid Cap Value"), VY® Baron Growth Portfolio ("Baron Growth"), VY® Columbia Contrarian Core Portfolio ("Columbia Contrarian Core"), VY® Columbia Small Cap Value II Portfolio ("Columbia Small Cap Value II"), VY® Invesco Comstock Portfolio ("Invesco Comstock"), VY® Invesco Equity and Income Portfolio ("Invesco Equity and Income"), VY® Invesco Global Portfolio ("Invesco Global"), VY® JPMorgan Mid Cap Value Portfolio ("JPMorgan Mid Cap Value"), VY® T. Rowe Price Diversified Mid Cap Growth Portfolio ("T. Rowe Price Diversified Mid Cap Growth") and VY® T. Rowe Price Growth Equity Portfolio ("T. Rowe Price Growth Equity"), each a diversified series of the Company. Prior to May 1, 2021, VY® Invesco Global was known as VY® Invesco Oppenheimer Global Portfolio. The investment objective of the Portfolios is described in the respective Portfolio's Prospectus.

The classes of shares included in this report are: Adviser ("Class ADV"), Initial ("Class I"), Class R6, Service ("Class S") and Service 2 ("Class S2"); however, each Portfolio may not offer all share classes. Shares of the Portfolios may be offered to separate accounts ("Separate Accounts") of insurance companies as investment options in connection with variable annuity contracts and variable life insurance policies ("Variable Contracts") and to certain of the Portfolios' investment advisers and their affiliates. In the future, shares may also be offered to qualified pension and retirement plans ("Qualified Plans") outside the Separate Account context. With the exception of class specific matters, each class has equal voting rights as to voting privileges. For class specific proposals, only the applicable class would have voting privileges. The classes differ principally in the applicable distribution and shareholder service fees, as well as differences in the amount of waiver of fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a portfolio and earn income and realized gains/losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Distributions are determined separately for each class based on income and expenses allocated to each class. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if any, as well as differences in the amount of waiver of fees and reimbursement of expenses between the separate classes, if any.

Voya Investments, LLC ("Voya Investments" or the "Investment Adviser"), an Arizona limited liability company, serves as the Investment Adviser to the Portfolios. Voya Investment Management Co. LLC ("Voya IM"), a Delaware limited liability company, serves as the sub-adviser to Global Bond and International High Dividend Low Volatility. Voya Investments Distributor, LLC ("VID" or the "Distributor"), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under U.S. generally accepted accounting principles ("GAAP") and follows the accounting and reporting guidance applicable to investment companies.

A.  Security Valuation. Each Portfolio is open for business every day the New York Stock Exchange ("NYSE") opens for regular trading (each such day, a "Business Day"). The net asset value ("NAV") per share for each class of each Portfolio is determined each Business Day as of the close of the regular trading session ("Market Close"), as determined by the Consolidated Tape Association ("CTA"), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per share of each

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

class of each Portfolio is calculated by taking the value of the Portfolio's assets attributable to that class, subtracting the Portfolio's liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and a Portfolio does not transact purchase and redemption orders. To the extent a Portfolio's assets are traded in other markets on days when a Portfolio does not price its shares, the value of a Portfolio's assets will likely change and you will not be able to purchase or redeem shares of a Portfolio.

Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.

When a market quotation is not readily available or is deemed unreliable, each Portfolio will determine a fair value for the relevant asset in accordance with procedures adopted by the Portfolios' Board of Directors ("Board"). Such procedures provide, for example, that: (a) Exchange-traded securities are valued at the mean of the closing bid and ask; (b) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (c) Securities traded in the over-the-counter ("OTC") market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by an independent pricing service; (f) OTC swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency exchange contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and each Portfolio's forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service; and (h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.

The prospectuses of the open-end registered investment companies in which each Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Foreign securities' (including forward foreign currency exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities' prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.

All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

delegated to the Investment Adviser responsibility for overseeing the implementation of the Portfolios' valuation procedures; a "Pricing Committee" comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Portfolios. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security's fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine each Portfolio's NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders' investments in each Portfolio.

Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1," inputs other than quoted prices for an asset or liability that are observable are classified as "Level 2" and significant unobservable inputs, including the sub-advisers' or Pricing Committee's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Portfolios' investments under these levels of classification is included within the Summary Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Summary Portfolio of Investments is presented only when a Portfolio has a significant amount of Level 3 investments.

B.  Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.

C.  Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)  Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)  Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities' current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on each Portfolio's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments, which could cause securities and their markets to be less

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.

D.  Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Dividends from net investment income, if any, are declared daily and paid monthly and net capital gains distributions, if any, are declared and paid annually by Global Bond. Dividends from net investment income, if any, are declared and paid semi-annually and net capital gains distributions, if any, are declared and paid annually by Invesco Comstock, Invesco Equity and Income, JPMorgan Mid Cap Value, T. Rowe Price Diversified Mid Cap Growth and T. Rowe Price Growth Equity. For all other Portfolios, dividends from net investment income and net capital gain distributions, if any, are declared and paid annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of subchapter M of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

E.  Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios' tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.

The Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

F.  Use of Estimates. Management of the Portfolios has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses to prepare these financial statements in conformity with GAAP for investment companies. Actual results could differ from these estimates.

G.  Risk Exposures and the Use of Derivative Instruments. The Portfolios' investment strategies permit the Portfolios to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, a Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow a Portfolio to pursue its objectives more quickly, and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.

In pursuit of its investment objectives, a Portfolio may seek to increase or decrease its exposure to the following market or credit risk factors:

Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer's actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.

Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Portfolio to achieve its investment objectives.

Foreign Exchange Rate Risk. To the extent that a Portfolio invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by a Portfolio through foreign currency exchange transactions.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.

Interest Rate Risk. With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate paid by the securities is a floating rate, which generally will decrease when the market rate of interest to which the inverse security is indexed increases and will increase when the market rate of interest to which the inverse security is indexed decreases. As of the date of this report, the United States experiences a low interest rate environment, which may increase a Portfolio's exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. For a fund that invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets. Further, recent and potential changes in government policy may affect interest rates.

Risks of Investing in Derivatives. A Portfolio's use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Portfolio and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Portfolio to the risk of improper valuation.

Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated OTC with a single counterparty and as a result are subject to credit risks related to the counterparty's ability or willingness to perform its obligations; any deterioration in the counterparty's creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Portfolio to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market's movements and may have unexpected or undesired results such as a loss or a reduction in gains.

Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Each Portfolio's derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. A Portfolio intends to enter into financial transactions with counterparties it believes to be creditworthy at the time of the transaction. To reduce this risk, a Portfolio has entered into master netting arrangements, established within each Portfolio's International Swap and Derivatives Association, Inc. ("ISDA") Master Agreements ("Master Agreements"). These Master Agreements are with select counterparties and they govern transactions, including certain OTC derivative and forward foreign currency contracts, entered into by a Portfolio and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.

A Portfolio may also enter into collateral agreements with certain counterparties to further mitigate counterparty credit risk on OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from a Portfolio is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.

As of June 30, 2021, the maximum amount of loss that Global Bond, Invesco Comstock, and Invesco Equity and Income would incur if the counterparties to their derivative transactions failed to perform would be $1,407,924, $43,956 and $133,403, respectively, which represent the gross payments to be received by the Portfolios on open forward foreign currency contracts, purchased options and OTC total return swaps were they to be unwound as of June 30, 2021. There was no cash collateral received by any Portfolios at June 30, 2021.

Each Portfolio has credit related contingent features that if triggered would allow its derivative counterparties to close out and demand payment or additional collateral to cover their exposure from a Portfolio. Credit related contingent features are established between each Portfolio and their derivatives counterparties to reduce the risk that a Portfolio will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in a Portfolio's net assets and/or a percentage decrease in a Portfolio's NAV, which could cause a Portfolio to accelerate payment of any net liability owed to the counterparty. The contingent features are established within each Portfolio's Master Agreements.

As of June 30, 2021, Global Bond, Invesco Comstock, and Invesco Equity and Income had a liability position of $3,291,297, $30, and $11,398, respectively, on open forward foreign currency contracts, OTC written options and OTC total return swaps with credit related contingent features. If a contingent feature would have been triggered as of June 30, 2021, the Portfolios could have been required to pay this amount in cash to its counterparties. As of June 30, 2021, Global Bond had pledged $1,570,000 in cash collateral for open OTC derivatives transactions with its respective counterparties. There was no cash collateral pledged by any other Portfolio at June 30, 2021.

As of June 30, 2021, American Century Small-Mid Cap Value had not entered into any Master Agreements.

H.  Forward Foreign Currency Contracts. Certain Portfolios may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on their non-U.S. dollar denominated investment securities. When entering into a forward currency contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and a Portfolio's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statement of Operations. These instruments involve market and/or credit risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Open forward foreign currency contracts are presented following the Summary Portfolio of Investments.

During the period ended June 30, 2021, the following Portfolios had average contract amounts on forward foreign currency contracts purchased and sold as disclosed below:

	Purchased	Sold
Global Bond*	$146,717,032	$76,703,609
International High Dividend Low Volatility**	—	132,867
American Century Small-Mid Cap Value**	487,370	19,015,015
Invesco Comstock**	602,930	6,447,174
Invesco Equity and Income**	1,893,885	43,375,472
Invesco Global**	—	1,599,586
T. Rowe Price Growth Equity**	—	192,640

*  For the period ended June 30, 2021, the Portfolio used forward foreign currency contracts primarily to protect any non-U.S. dollar-denominated holdings from adverse currency movements and to gain exposure to currencies for the purposes of risk management or enhanced return. Please refer to the tables within the Portfolio of Investments for open forward foreign currency contracts at June 30, 2021.

**  For the period ended June 30, 2021, the Portfolios used forward foreign currency contracts primarily to protect any non-U.S. dollar-denominated holdings from adverse currency movements. Please refer to the tables within each respective Portfolio of Investments for open forward foreign currency contracts at June 30, 2021. International High Dividend Low Volatility, Invesco Global, and T.Rowe Price Growth Equity did not have any open forward foreign currency contracts at June 30, 2021.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

I.  Futures Contracts. Certain Portfolios may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. A Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when each Portfolio's assets are valued.

Upon entering into a futures contract, a Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by a Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses and, if any, shown as variation margin receivable or payable on futures contracts on the Statement of Assets and Liabilities. Open futures contracts are reported on a table following each Portfolio's Summary Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are footnoted in the Summary Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the Statements of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statements of Operations. Realized gains (losses) are reported in the Statements of Operations at the closing or expiration of futures contracts.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the period ended June 30, 2021, Global Bond had purchased and sold futures contracts on various notes and bonds as part of their respective duration strategy. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where each Portfolio is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of each Portfolios' securities. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

During the period ended June 30, 2021, Global Bond had an average notional value of $46,578,766 and $34,740,715 on futures contracts purchased and sold, respectively. Please refer to the table within the Portfolio of Investments for open futures contracts at June 30, 2021.

J.  Securities Lending. Each Portfolio may temporarily loan up to 33 1/3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender's fee. Securities lending involves two primary risks: "investment risk" and "borrower default risk." When lending securities, the Portfolios will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Portfolios will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolios will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Portfolios. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the NAV, causing the Portfolios to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolios' other risks.

K.  Restricted Securities. The Portfolios may invest in restricted securities which include those sold under Rule 144A of the Securities Act of 1933, as amended ("1933 Act") or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.

Securities that are not registered for sale to the public under the 1933 Act are referred to as "restricted securities." These securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Many times these securities are subject to legal or contractual restrictions on resale. As a result of the absence of a public trading market, the prices of these securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

include investment in smaller, less seasoned issuers, which may involve greater risk.

L.  Delayed-Delivery and When-Issued Transactions. Certain Portfolios may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The fair value of such is identified in the Portfolios' Summary Portfolio of Investments. Losses may arise due to changes in the fair value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolios are required to hold liquid assets as collateral with the Portfolios' custodian sufficient to cover the purchase price.

To mitigate counterparty risk, certain Portfolios have entered into Master Securities Forward Transaction Agreements ("MSFTA") with their respective counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all the when-issued or delayed-delivery transactions with a particular counterparty. Cash collateral, if any, is presented on the Statement of Assets and Liabilities as an asset (Cash pledged as collateral for delayed-delivery or when-issued securities) and a liability (Cash received as collateral for delayed-delivery or when-issued securities). At June 30, 2021, there was no cash collateral pledged to or received by any Portfolio.

M.  Mortgage Dollar Roll Transactions. Certain Portfolios may engage in dollar roll transactions with respect to mortgage-backed securities issued by Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corp. In a dollar roll transaction, a Portfolio sells a mortgage-backed security to a financial institution, such as a bank or broker/dealer, and simultaneously agrees to repurchase a substantially similar (i.e., same type, coupon, and maturity) security from the institution on a delayed delivery basis at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. The Portfolios account for dollar roll transactions as purchases and sales. For fee based dollar roll transactions, the fee is recorded as income.

N.  Options Contracts. Certain Portfolios may purchase put and call options and may write (sell) put options and covered call options on futures, swaps ("swaptions"), securities, commodities or foreign currencies. The Portfolios may engage in option transactions as a hedge against adverse movements in the value of portfolio holdings or to increase market exposure. Option contracts are valued daily and unrealized gains or losses are recorded based upon the last sales price on the principal exchange on which the options are traded. An amount equal to the proceeds of the premium received by the Portfolios upon the writing of a put or call option is included in the Statements of Assets and Liabilities as an asset and equivalent liability which is subsequently marked-to-market until it is exercised or closed, or it expires. Forward premium swaptions include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. Premiums received from writing options which expire are treated as realized gains. The Portfolios will realize a gain or loss upon the expiration or closing of the option contract. When an option is exercised, the proceeds on sales of the underlying security for a written call option, the purchase cost of the security for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid. Realized and unrealized gains or losses on option contracts are reflected in the accompanying financial statements. The risk in writing a covered call option is that the Portfolios give up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Portfolios may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolios pay a premium whether or not the option is exercised. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contract.

During the period ended June 30, 2021, Global Bond had written interest rate swaptions with an average notional value of $20,725,000 to generate income. Please refer to the tables within the Portfolio of Investments for open written interest swaptions at June 30, 2021.

During the period ended June 30, 2021, Global Bond had purchased and written foreign currency options with an average notional value of $8,177,667 and $4,816,667, respectively, to gain exposure to foreign currencies and to generate income. Please refer to the tables within the

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Portfolio of Investments for open purchased and written foreign currency options at June 30, 2021.

During the period ended June 30, 2021, Global Bond had purchased credit default swaptions with an average notional value of $2,015,500 to gain exposure to certain credit markets. There were no open purchased credit default swaptions at June 30, 2021.

O.  Swap Agreements. Certain Portfolios may enter into swap agreements. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). Swap agreements are privately negotiated in the OTC market and may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange ("centrally cleared swaps").

The swap agreement will specify the "notional" amount of the asset or non-asset reference to which the contract relates. Subsequent changes in fair value, if any, are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. A Portfolio may enter into credit default, interest rate, total return and currency swaps to manage its exposure to credit, currency and interest rate risk. All outstanding swap agreements are reported following each Portfolio's Summary Portfolio of Investments.

Swaps are marked to market daily using quotations primarily from third party pricing services, registered commodities exchange(s), counterparties or brokers. The fair value of an OTC swap contract is recorded on each Portfolio's Statements of Assets and Liabilities. Daily changes in the value of centrally cleared swaps, if any, are recorded as variation margin receivable or payable on the Statement of Assets and Liabilities. During the term of the swap, changes in the value of the swap, if any, are recorded as unrealized gains or losses on the Statements of Operations. Upfront payments paid or received on OTC swaps by a Portfolio when entering into the agreements are reported on the Statements of Assets and Liabilities and as a component of the changes in unrealized gains or losses on the Statements of Operations. These upfront payments represent the amounts paid or received when initially entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and the prevailing market conditions. The upfront payments are included as a component in the realized gains or losses on each Portfolio's Statement of Operations upon termination or maturity of the swap. A Portfolio also records net periodic payments paid or received on the swap contract as a realized gain or loss on the Statements of Operations.

In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the "CCP") and the Portfolio's counterparty on the swap agreement becomes the CCP. The Portfolios are required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Portfolios are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are footnoted as pledged on the Portfolio of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as cash pledged for centrally cleared swaps. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) on the Statements of Operations.

Entering into swap agreements involves the risk that the maximum potential loss of an investment exceeds the current value of the investment as reported on each Portfolio's Statements of Assets and Liabilities. Other risks involve the possibility that the counterparty to the agreements may default on its obligation to perform, that there will be no liquid market for these investments and that unfavorable changes in the market will have a negative impact on the value of the index or securities underlying the respective swap agreement.

Credit Default Swap Contracts. A credit default swap is a bilateral agreement between counterparties in which the buyer of the protection agrees to make a stream of periodic payments to the seller of protection in exchange for the right to receive a specified return in the event of a default or other credit event for a referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer a fixed payment stream based on the notional amount of the swap contract. This fixed payment stream will continue until the swap contract expires or a defined credit event occurs.

A Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. As a seller of protection in a credit default swap, a Portfolio may execute these contracts to manage its exposure to the

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

market or certain sectors of the market. Certain Portfolios may also enter into credit default swaps to speculate on changes in an issuer's credit quality, to take advantage of perceived spread advantages, or to offset an existing short equivalent (i.e. buying protection on an equivalent reference entity).

Certain Portfolios may sell credit default swaps which expose these Portfolios to the risk of loss from credit risk- related events specified in the contract. Although contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/moratorium. If a Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio's Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting fair values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreements, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Portfolio for the same referenced entity or entities.

During the period ended June 30, 2021, Global Bond did not enter into any credit default swaps.

Interest Rate Swap Contracts. An interest rate swap involves the agreement between counterparties to exchange periodic payments based on interest rates. One payment will be based on a floating rate of a specified interest rate while the other will be a fixed rate. Risks involve the future fluctuations of interest rates in which a Portfolio may make payments that are greater than what a Portfolio received from the counterparty. Other risks include credit, liquidity and market risk.

For the period ended June 30, 2021, Global Bond had entered into interest rate swaps in which it pays a floating interest rate and receives a fixed interest rate ("Long interest rate swap") in order to increase exposure to interest rate risk. Average notional amounts on long interest rate swaps was $18,777,781.

For the period ended June 30, 2021, Global Bond had entered into interest rate swaps in which it pays a fixed interest rate and receives a floating interest rate ("Short interest rate swap") in order to decrease exposure to interest rate risk. Average notional amounts on short interest rate swaps was $64,767,338.

Global Bond entered into interest rate swaps to adjust interest rate and yield curve exposures and to substitute for physical fixed-income securities. Please refer to the tables within the Portfolio of Investments for Global Bond for open centrally cleared interest rate swaps at June 30, 2021.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

At June 30, 2021, Global Bond had pledged $1,555,000 in cash collateral for open centrally cleared swaps.

Total Return Swap Contracts. Certain Portfolios may enter into total return swaps. Total return swaps are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities, or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, a Portfolio would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, a Portfolio would owe payments on any net positive total return, and would receive payments in the event of a net negative total return. A Portfolio's use of a total return swap exposes the Portfolio to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

For the period ended June 30, 2021, Global Bond entered into receiver total return swaps on sovereign bonds with an average notional amount of $19,235,910. Please refer to the Portfolio of Investments for open total return swaps at June 30, 2021.

P.  Equity-Linked Notes. Invesco Equity and Income invests in equity-linked notes. Equity-linked notes are hybrid financial instruments that generally combine both debt and equity characteristics into a single note form. Income earned from equity-linked notes is recorded as Interest income in the Statements of Operations and may be based on the performance of an underlying equity security, an equity index, or an option position. The Portfolio records the net change in the fair value of the equity-linked note on the accompanying Statements of Operations as a change in unrealized appreciation or depreciation on investments. The Portfolio records a realized gain or loss on the Statements of Operations upon the sale or maturity of the equity-linked note. The risks of investing in equity-linked notes include unfavorable price movements in the underlying security and the credit risk of the issuing financial institution. There may be no guarantee of a return of principal with equity- linked notes and the appreciation potential may be limited. Equity-linked notes may be more volatile and less liquid than other investments held by the Portfolio. Please refer to the Portfolio of Investments for open equity-linked notes at June 30, 2021.

Q.  Structured Notes. Global Bond and Invesco Equity and Income invest in structured notes whose principal payments or interest payments are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The terms and conditions of these notes may be 'structured' by the purchaser (a Portfolio) and the borrower issuing the note. The market value of these notes will increase or decrease based on the performance of the underlying asset or reference. A Portfolio records the net change in the market value of the structured note on the accompanying Statements of Operations as a change in unrealized appreciation or depreciation on investments. A Portfolio records a realized gain or loss on the Statements of Operations upon the sale or maturity of the structured note. Please refer to the Portfolio of Investments for structured notes held by Global Bond and Invesco Equity and Income at June 30, 2021.

R.  Private Investments Issued by Special Purpose Acquisition Companies. Special purpose acquisition companies ("SPACs") are shell companies that have no operations but are formed to raise capital with the intention of merging with or acquiring a company with the proceeds of the SPAC's initial public offering ("IPO"). Certain Portfolios may enter into a contingent commitment with a SPAC to purchase private investments in public equity ("PIPE") if and when the SPAC completes its merger or acquisition. The Portfolios maintain liquid assets sufficient to settle their commitment to purchase such PIPE. However, if the commitment expires, then no shares are purchased. Purchased PIPE shares will be restricted from trading until the registration statement for the shares is declared effective. Upon registration, the shares can be freely sold; however, in certain circumstances, the issuer may have the right to temporarily suspend trading of the shares in the first year after the merger or acquisition. The securities issued by a SPAC may be considered illiquid, more difficult to value, and/or be subject to restrictions on resale. Please refer to the Portfolio of Investments for PIPE commitments held by Baron Growth at June 30, 2021.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

S.  Indemnifications. In the normal course of business, the Company may enter into contracts that provide certain indemnifications. The Company's maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the period ended June 30, 2021, the cost of purchases and the proceeds from the sales of securities, excluding U.S. government and short-term securities were as follows:

	Purchases	Sales
Global Bond	$33,037,078	$24,952,344
International High Dividend Low Volatility	153,629,140	168,915,281
American Century Small-Mid Cap Value	136,686,818	146,926,553
Baron Growth	7,193,487	42,088,983
Columbia Contrarian Core	39,956,680	51,979,581
Columbia Small Cap Value II	62,320,601	55,938,150
Invesco Comstock	40,356,329	37,781,046
Invesco Equity and Income	173,358,016	332,713,598
Invesco Global	68,113,507	192,700,665
JPMorgan Mid Cap Value	56,357,967	83,858,997
T. Rowe Price Diversified Mid Cap Growth	268,616,384	308,263,320
T. Rowe Price Growth Equity	293,483,385	377,717,388

U.S. government securities not included above were as follows:

	Purchases	Sales
Global Bond	$95,729,982	$103,040,142
Invesco Equity and Income	625,731,709	538,303,878

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Portfolios have entered into an investment management agreement ("Management Agreement") with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Portfolios. The Investment Adviser oversees all investment management and portfolio management services for the Portfolios and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates:

Portfolio	Fee
Global Bond(1)	0.600% on the first $4 billion;
0.575% on the next $1 billion;
0.550% on the next $1 billion;
0.530% on assets over $6 billion
International High Dividend Low Volatility	0.60% on all assets
American Century Small-Mid Cap Value(1)	1.10% on the first $250 million;
1.05% on the next $250 million;
1.00% on assets over $500 million
Baron Growth	0.950% on the first $1 billion;
0.925% on the next $1 billion;
0.900% on assets over $2 billion
Columbia Contrarian Core(1)	0.90% on the first $500 million;
0.85% on the next $500 million;
0.80% on assets over $1 billion
Columbia Small Cap Value II(1)	0.85% on all assets
Invesco Comstock(2)	0.70% on all assets
Invesco Equity and Income(1)	0.65% on the first $750 million;
0.63% on the next $250 million;
0.61% on assets over $1 billion
Invesco Global	0.70% on the first $3 billion;
0.68% on the next $1 billion;
0.67% on the next $4 billion;
0.66% on assets over $8 billion
JPMorgan Mid Cap Value	0.85% on the first $500 million;
0.75% on the next $500 million;
0.70% on assets over $1 billion
T. Rowe Price Diversified Mid Cap Growth	0.74% on all assets
T. Rowe Price Growth Equity(1)	0.70% on all assets

(1)  The Investment Adviser is contractually obligated to waive 0.003%, 0.165%, 0.023%, 0.027%, 0.01% and 0.019% of the management fee for Global Bond, American Century Small-Mid Cap Value, Columbia Contrarian Core, Columbia Small Cap Value II, Invesco Equity and Income, and T. Rowe Price Growth Equity, respectively. Any fees waived or reimbursed are not eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

(2)  Prior to January 1, 2021, the Investment Adviser was contractually obligated to waive 0.017% of the management fee for Invesco Comstock. Any fees waived or reimbursed were not eligible for recoupment. Termination of this obligation was approved by the Board.

The Investment Adviser has entered into a sub-advisory agreement with each respective sub-adviser. These sub-advisers provide investment advice for certain Portfolios and are paid by the Investment Adviser based on the average daily net assets of the respective Portfolios. Subject to such policies as the Board or the Investment Adviser may determine, the sub-advisers manage each respective Portfolio's assets in accordance with the Portfolio's investment objectives, policies, and limitations.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

NOTE 4 — INVESTMENT MANAGEMENT FEES (continued)

The sub-advisers of the Portfolios are as follows (*denotes an affiliated sub-adviser):

Portfolio	Sub-Adviser
Global Bond	Voya Investment Management Co. LLC*
International High Dividend Low Volatility	Voya Investment Management Co. LLC*
American Century Small-Mid Cap Value	American Century Investment Management, Inc.
Baron Growth	BAMCO, Inc.
Columbia Contrarian Core & Columbia Small Cap Value II	Columbia Management Investment Advisers, LLC
Invesco Comstock, Invesco Equity and Income & Invesco Global	Invesco Advisers, Inc.
JPMorgan Mid Cap Value	J.P. Morgan Investment Management Inc.
T. Rowe Price Diversified Mid Cap Growth & T. Rowe Price Growth Equity	T. Rowe Price Associates, Inc.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Class ADV and Class S2 shares of each respective Portfolio have a plan of distribution (the "Plan"), whereby the Distributor is reimbursed or compensated by the Portfolios for expenses incurred in the distribution of each Portfolio's shares. The Distributor may pay, on behalf of each Portfolio, out of its distribution fee, compensation to certain financial institutions for providing distribution assistance. Under the Plan, a Portfolio makes payments at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to its Class ADV shares and a Portfolio makes payments at an annual rate of 0.15% of the Portfolio's average daily net assets attributable to its Class S2 shares. The Distributor has contractually agreed to waive 0.02% of the distribution fee for Class S2 shares of Invesco Equity and Income. Termination or modification of this obligation requires approval by the Board.

Class ADV, Class S and Class S2 shares are further subject to a shareholder servicing fee payable to shareholder organizations pursuant to the shareholder servicing plan adopted for Class ADV, Class S and Class S2 shares which shall not exceed an annual rate of 0.25% of the average daily net assets of each class, respectively.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

During the period ended June 30, 2021, International High Dividend Low Volatility incurred $31,995 of shareholder notification costs associated with changes to the Portfolio's principal investment strategies.

At June 30, 2021, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. or affiliated investment companies owned more than 5% of the following Portfolios:

Subsidiary/Affiliated Investment Company	Portfolio	Percentage
ReliaStar Life Insurance Company	Invesco Comstock	6.14%
	Invesco Global	6.93
	T. Rowe Price Diversified Mid Cap Growth	10.83
Security Life of Denver Insurance Company	Global Bond	8.09
	Columbia Small Cap Value II	5.95
	Invesco Comstock	5.18
Voya Institutional Trust Company	Global Bond	13.61
	American Century Small-Mid Cap Value	53.50
	Baron Growth	32.02
	Columbia Contrarian Core	16.32
	Columbia Small Cap Value II	22.44
	Invesco Comstock	13.64
	Invesco Global	14.70
	JPMorgan Mid Cap Value	29.72
	T. Rowe Price Diversified Mid Cap Growth	14.02
	T. Rowe Price Growth Equity	29.42
Voya Retirement Insurance and Annuity Company	Global Bond	71.19
	International High Dividend Low Volatility	24.89
	American Century Small-Mid Cap Value	44.11
	Baron Growth	61.86
	Columbia Contrarian Core	15.07
	Columbia Small Cap Value II	29.00
	Invesco Comstock	34.55
	Invesco Equity and Income	36.46
	Invesco Global	67.48
	JPMorgan Mid Cap Value	40.54
	T. Rowe Price Diversified Mid Cap Growth	63.10
	T. Rowe Price Growth Equity	57.45
Voya Solution 2035 Portfolio	Columbia Contrarian Core	17.67
	Invesco Comstock	5.40
Voya Solution 2045 Portfolio	Columbia Contrarian Core	18.98
	Invesco Comstock	5.75
Voya Solution 2055 Portfolio	Columbia Contrarian Core	6.81
Voya Solution Moderately Aggressive Portfolio	Columbia Contrarian Core	16.43
	Invesco Comstock	6.00

The Investment Adviser may direct the Portfolios' sub-advisers to use their best efforts (subject to obtaining best execution of each transaction) to allocate a Portfolio's equity security transactions through certain designated broker-dealers. The designated

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

broker-dealer, in turn, will reimburse a portion of the brokerage commissions to pay certain expenses of that Portfolio. Any amounts credited to the Portfolios are reflected as brokerage commission recapture on the accompanying Statements of Operations.

The Portfolios have adopted a deferred compensation plan (the "DC Plan"), which allows eligible independent directors, as described in the DC Plan, to defer the receipt of all or a portion of the directors' fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the director under the DC Plan, the amounts deferred are invested in shares of the funds selected by the director (the "Notional Funds"). When the Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the directors' deferred fees, this results in a Portfolio asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of "Other assets" on the accompanying Statements of Assets and Liabilities. Deferral of directors' fees under the DC Plan will not affect net assets of the Portfolios, and will not materially affect the Portfolios' assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

The Portfolios may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the period ended June 30, 2021, the per account fees for affiliated recordkeeping services paid by each Portfolio were as follows:

Portfolio	Amount
Global Bond	$103,076
International High Dividend Low Volatility	152,416
American Century Small-Mid Cap Value	378,046
Baron Growth	332,477
Columbia Contrarian Core	50,558
Columbia Small Cap Value II	89,145
Invesco Comstock	64,775
Invesco Equity and Income	308,160
Invesco Global	842,743
JPMorgan Mid Cap Value	239,651
T. Rowe Price Diversified Mid Cap Growth	572,202
T. Rowe Price Growth Equity	701,723

NOTE 7 — EXPENSE LIMITATION AGREEMENTS

The Investment Adviser has entered into a written expense limitation agreement ("Expense Limitation Agreement") with the following Portfolios, whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses to the levels listed below:

Portfolio	Class ADV	Class I	Class R6	Class S	Class S2
Global Bond	1.17%	0.67%	N/A	0.92%	N/A
International High Dividend Low Volatility	1.25%	0.75%	N/A	1.00%	1.15%
American Century Small-Mid Cap Value	1.52%	1.02%	N/A	1.27%	1.42%
Baron Growth	1.49%	0.99%	0.99%	1.24%	1.39%
Columbia Contrarian Core(1)	N/A	N/A	N/A	N/A	N/A
Columbia Small Cap Value II	1.45%	0.95%	0.95%	1.20%	1.35%
Invesco Comstock(2)	N/A	N/A	N/A	N/A	N/A
Invesco Equity and Income	1.15%	0.65%	N/A	0.90%	1.05%
Invesco Global	1.30%	0.80%	N/A	1.05%	1.20%
JPMorgan Mid Cap Value	1.38%	0.88%	N/A	1.13%	1.28%
T. Rowe Price Diversified Mid Cap Growth	1.30%	0.80%	0.80%	1.05%	1.20%
T. Rowe Price Growth Equity	1.25%	0.75%	N/A	1.00%	1.15%

(1)  Pursuant to a side letter agreement, through May 1, 2022, the Investment Adviser has agreed to waive all or a portion of the management fee and/or reimburse expenses so that the expense limits are 1.25%, 0.75% and 1.00% for Class ADV, Class I and Class S, respectively. Termination or modification of this obligation requires approval by the Board. Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment.

(2)  Effective January 1, 2021, pursuant to a side letter agreement, through May 1, 2022, the Investment Adviser has agreed to waive all or a portion of the management fee and/or reimburse expenses so that the expense limits are 1.20%, 0.70%, 0.70%, 0.95%, and 1.10% for Class ADV, Class I, Class R6, Class S, and Class S2, respectively. Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment. Termination or modification of this obligation requires approval by the Board. Prior to January 1, 2021, pursuant to a side letter agreement, the Investment Adviser had agreed to waive all or a portion of the management fee and/or reimburse expenses so that the expense limits were 1.29%, 0.79%, 0.79%, 1.04% and 1.19% for Class ADV, Class I, Class R6, Class S and Class S2, respectively. Any fees waived pursuant to the side letter agreement were not be eligible for recoupment.

Unless otherwise specified above and with the exception of the non-recoupable management fee waivers for certain Portfolios, the Investment Adviser may, at a later date, recoup from a Portfolio for fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Portfolio's expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

NOTE 7 — EXPENSE LIMITATION AGREEMENTS (continued)

At June 30, 2021, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser and the related expiration dates are as follows:

	June 30,
	2022	2023	2024	Total
Global Bond	$—	$88,738	$234,432	$323,170
American Century Small-Mid Cap Value	486,883	784,413	1,131,819	2,403,115
Baron Growth	—	2,722	—	2,722
Invesco Equity and Income	350,296	476,420	746,768	1,573,484
Invesco Global	—	328,720	658,532	987,252
JPMorgan Mid Cap Value	—	227,449	465,758	693,207
T. Rowe Price Growth Equity	—	508,899	1,068,227	1,577,126

In addition to the above waived and/or reimbursed fees, the amount of class specific fees waived or reimbursed that are subject to possible recoupment by the Investment Adviser, and the related expiration dates, as of June 30, 2021, are as follows:

	June 30,
	2022	2023	2024	Total
Baron Growth
Class ADV	$—	$66,257	$152,449	$218,706
Class I	—	93,054	207,747	300,801
Class S	—	143,130	319,018	462,148
Class S2	—	1,573	3,581	5,154
Columbia Small Cap Value II
Class ADV	—	6,218	12,639	18,857
Class I	—	8,298	17,003	25,301
Class S	—	21,115	39,581	60,696
Class S2	—	367	738	1,105
T. Rowe Price Diversified Mid Cap Growth
Class ADV	—	20,877	37,703	58,580
Class I	—	319,074	695,917	1,014,991
Class S	—	13,669	27,766	41,435
Class S2	—	1,737	3,860	5,597

The Expense Limitation Agreement is contractual through May 1, 2022 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.
NOTE 8 — LINE OF CREDIT

Effective June 14, 2021, the Portfolios, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the "Credit Agreement") with The Bank of New York Mellon ("BNY") for an aggregate amount of $400,000,000 through June 13, 2022. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of a Portfolio or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 14, 2021, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 14, 2021.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The below Portfolios utilized the line of credit during the six months ended June 30, 2021 as follows:

Portfolio	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
International High Dividend Low Volatility	6	$1,840,000	1.26%
American Century Small-Mid Cap Value	5	712,200	1.29
Baron Growth	34	2,955,588	1.29
Invesco Global	18	4,264,111	1.28
T. Rowe Price Diversified Mid Cap Growth	9	879,222	1.29

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

NOTE 9 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Global Bond
Class ADV
6/30/2021	71,719	—	22,221	(108,525)	(14,585)	778,756	—	242,172	(1,185,673)	(164,745)
12/31/2020	151,522	—	46,784	(363,955)	(165,649)	1,614,012	—	499,001	(3,837,787)	(1,724,774)
Class I
6/30/2021	291,878	—	157,101	(690,748)	(241,769)	3,280,080	—	1,742,765	(7,665,530)	(2,642,685)
12/31/2020	1,071,924	—	379,018	(4,056,693)	(2,605,751)	11,625,495	—	4,117,554	(44,941,232)	(29,198,183)
Class S
6/30/2021	180,417	—	36,497	(312,976)	(96,062)	1,991,834	—	404,482	(3,529,175)	(1,132,859)
12/31/2020	437,512	—	78,922	(703,803)	(187,369)	4,719,597	—	856,131	(7,617,835)	(2,042,107)
International High Dividend Low Volatility
Class ADV
6/30/2021	45,462	—	—	(205,358)	(159,896)	454,348	—	—	(2,027,811)	(1,573,463)
12/31/2020	231,631	—	468,161	(499,287)	200,505	2,179,892	—	3,998,093	(4,695,750)	1,482,235
Class I
6/30/2021	194,364	—	—	(692,211)	(497,847)	1,990,077	—	—	(6,959,854)	(4,969,777)
12/31/2020	635,652	—	2,196,817	(2,209,074)	623,395	5,913,333	—	18,958,530	(20,893,043)	3,978,820
Class S
6/30/2021	138,834	—	—	(2,354,355)	(2,215,521)	1,421,906	—	—	(23,548,527)	(22,126,621)
12/31/2020	1,333,822	—	4,802,412	(4,796,011)	1,340,223	12,622,870	—	41,156,670	(45,576,239)	8,203,301
Class S2
6/30/2021	1,614	—	—	(597)	1,017	16,420	—	—	(6,097)	10,323
12/31/2020	13,983	—	8,450	(21,300)	1,133	138,923	—	73,179	(202,966)	9,136
American Century Small-Mid Cap Value
Class ADV
6/30/2021	467,653	—	—	(761,656)	(294,003)	6,186,084	—	—	(9,779,242)	(3,593,158)
12/31/2020	609,735	—	184,018	(1,972,522)	(1,178,769)	5,290,505	—	1,711,366	(19,033,186)	(12,031,315)
Class I
6/30/2021	762,562	—	—	(1,190,306)	(427,744)	10,743,412	—	—	(16,517,301)	(5,773,889)
12/31/2020	1,093,595	—	336,841	(2,845,523)	(1,415,087)	10,880,226	—	3,371,776	(29,671,861)	(15,419,859)
Class S
6/30/2021	226,413	—	—	(581,782)	(355,369)	3,213,990	—	—	(7,619,745)	(4,405,755)
12/31/2020	373,825	—	160,840	(1,258,367)	(723,702)	3,687,266	—	1,584,274	(12,976,185)	(7,704,645)
Class S2
6/30/2021	37,529	—	—	(100,939)	(63,410)	476,193	—	—	(1,329,135)	(852,942)
12/31/2020	56,480	—	6,436	(61,500)	1,416	531,451	—	59,796	(627,974)	(36,727)
Baron Growth
Class ADV
6/30/2021	146,624	—	—	(244,880)	(98,256)	3,935,883	—	—	(6,635,413)	(2,699,530)
12/31/2020	385,123	—	—	(1,063,153)	(678,030)	7,667,594	—	—	(21,036,151)	(13,368,557)
Class I
6/30/2021	160,242	—	—	(462,169)	(301,927)	5,229,943	—	—	(15,063,903)	(9,833,960)
12/31/2020	992,333	—	—	(2,024,333)	(1,032,000)	24,933,092	—	—	(50,380,515)	(25,447,423)
Class R6
6/30/2021	72,622	—	—	(147,970)	(75,348)	2,348,126	—	—	(4,826,086)	(2,477,960)
12/31/2020	305,059	—	—	(310,598)	(5,539)	7,457,909	—	—	(7,433,159)	24,750
Class S
6/30/2021	87,478	—	—	(642,696)	(555,218)	2,650,245	—	—	(18,994,701)	(16,344,456)
12/31/2020	137,540	—	—	(1,614,638)	(1,477,098)	2,983,204	—	—	(35,003,201)	(32,019,997)
Class S2
6/30/2021	7,013	—	—	(32,046)	(25,033)	192,111	—	—	(902,040)	(709,929)
12/31/2020	42,355	—	—	(49,702)	(7,347)	891,696	—	—	(979,306)	(87,610)
Columbia Contrarian Core
Class ADV
6/30/2021	90,298	—	—	(101,207)	(10,909)	1,850,873	—	—	(2,101,599)	(250,726)
12/31/2020	157,408	—	44,611	(303,254)	(101,235)	2,566,533	—	743,213	(4,812,920)	(1,503,174)

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

NOTE 9 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Columbia Contrarian Core (continued)
Class I
6/30/2021	259,217	—	—	(746,743)	(487,526)	5,779,788	—	—	(17,000,775)	(11,220,987)
12/31/2020	8,464,802	—	246,165	(2,989,447)	5,721,520	137,733,870	—	4,445,739	(59,332,213)	82,847,396
Class S
6/30/2021	40,001	—	—	(55,618)	(15,617)	873,646	—	—	(1,221,591)	(347,945)
12/31/2020	89,490	—	31,489	(189,843)	(68,864)	1,506,854	—	552,006	(3,330,686)	(1,271,826)
Columbia Small Cap Value II
Class ADV
6/30/2021	687,800	—	—	(245,504)	442,296	13,037,877	—	—	(4,683,838)	8,354,039
12/31/2020	217,420	—	82,110	(457,014)	(157,484)	2,610,253	—	972,185	(5,746,042)	(2,163,604)
Class I
6/30/2021	608,638	—	—	(359,086)	249,552	11,898,112	—	—	(7,094,751)	4,803,361
12/31/2020	331,812	—	116,917	(654,816)	(206,087)	4,350,521	—	1,435,739	(8,830,432)	(3,044,172)
Class R6
6/30/2021	152,794	—	—	(57,697)	95,097	3,013,250	—	—	(1,153,069)	1,860,181
12/31/2020	190,128	—	20,805	(210,151)	782	2,655,126	—	255,902	(2,766,895)	144,133
Class S
6/30/2021	474,800	—	—	(675,962)	(201,162)	9,343,059	—	—	(13,072,622)	(3,729,563)
12/31/2020	273,276	—	279,850	(1,224,385)	(671,259)	3,238,618	—	3,428,166	(15,939,137)	(9,272,353)
Class S2
6/30/2021	32,921	—	—	(37,086)	(4,165)	634,142	—	—	(727,524)	(93,382)
12/31/2020	11,681	—	4,733	(35,205)	(18,791)	138,520	—	55,992	(476,844)	(282,332)
Invesco Comstock
Class ADV
6/30/2021	120,493	—	—	(131,501)	(11,008)	2,323,935	—	—	(2,416,555)	(92,620)
12/31/2020	116,617	—	90,354	(269,952)	(62,981)	1,500,720	—	1,304,497	(3,764,154)	(958,937)
Class I
6/30/2021	2,268,066	—	—	(2,207,079)	60,987	43,696,479	—	—	(39,786,196)	3,910,283
12/31/2020	5,954,266	—	441,015	(11,162,406)	(4,767,125)	86,529,706	—	6,426,417	(149,060,396)	(56,104,273)
Class S
6/30/2021	246,169	—	—	(267,031)	(20,862)	4,815,486	—	—	(4,879,547)	(64,061)
12/31/2020	104,843	—	209,474	(701,229)	(386,912)	1,513,323	—	3,064,953	(10,128,483)	(5,550,207)
Invesco Equity and Income
Class ADV
6/30/2021	62,766	—	—	(53,644)	9,122	3,090,845	—	—	(2,579,608)	511,237
12/31/2020	75,973	—	58,895	(229,092)	(94,224)	3,056,251	—	2,330,514	(9,024,067)	(3,637,302)
Class I
6/30/2021	94,505	—	—	(545,763)	(451,258)	4,721,581	—	—	(26,814,171)	(22,092,590)
12/31/2020	117,159	—	664,170	(1,511,062)	(729,733)	4,802,008	—	27,058,975	(61,781,862)	(29,920,879)
Class S
6/30/2021	59,964	—	—	(858,604)	(798,640)	3,023,813	—	—	(42,273,196)	(39,249,383)
12/31/2020	90,613	—	616,561	(1,862,782)	(1,155,608)	3,561,494	—	24,794,296	(75,496,740)	(47,140,950)
Class S2
6/30/2021	41,990	—	—	(513,437)	(471,447)	1,973,839	—	—	(24,781,653)	(22,807,814)
12/31/2020	64,773	—	435,036	(1,186,931)	(687,122)	2,462,918	—	17,171,131	(47,332,775)	(27,698,726)
Invesco Global
Class ADV
6/30/2021	177,310	—	—	(264,424)	(87,114)	4,125,245	—	—	(6,183,938)	(2,058,693)
12/31/2020	199,176	—	272,420	(1,280,327)	(808,731)	3,733,927	—	4,996,181	(23,092,469)	(14,362,361)
Class I
6/30/2021	367,549	—	—	(3,734,705)	(3,367,156)	9,055,500	—	—	(92,758,195)	(83,702,695)
12/31/2020	485,441	—	2,780,342	(10,017,159)	(6,751,376)	9,491,825	—	53,910,828	(194,533,543)	(131,130,890)
Class S
6/30/2021	127,067	—	—	(926,168)	(799,101)	2,957,853	—	—	(21,699,884)	(18,742,031)
12/31/2020	314,509	—	417,760	(2,112,243)	(1,379,974)	5,696,566	—	7,716,024	(38,768,097)	(25,355,507)
Class S2
6/30/2021	16,244	—	—	(37,410)	(21,166)	370,930	—	—	(856,534)	(485,604)
12/31/2020	29,719	—	8,405	(99,655)	(61,531)	541,948	—	149,769	(1,632,266)	(940,549)

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

NOTE 9 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
JPMorgan Mid Cap Value
Class ADV
6/30/2021	366,234	—	—	(441,964)	(75,730)	6,707,162	—	—	(7,698,375)	(991,213)
12/31/2020	348,762	—	525,236	(1,023,700)	(149,702)	4,557,818	—	6,939,506	(14,379,457)	(2,882,133)
Class I
6/30/2021	562,580	—	—	(1,176,451)	(613,871)	10,573,500	—	—	(22,034,942)	(11,461,442)
12/31/2020	579,873	—	809,416	(2,135,388)	(746,099)	8,343,245	—	11,193,835	(31,410,219)	(11,873,139)
Class S
6/30/2021	221,050	—	—	(866,889)	(645,839)	4,096,308	—	—	(15,547,448)	(11,451,140)
12/31/2020	283,193	—	1,107,872	(2,140,089)	(749,024)	3,937,227	—	15,047,063	(31,257,437)	(12,273,147)
Class S2
6/30/2021	17,277	—	—	(43,025)	(25,748)	319,577	—	—	(768,555)	(448,978)
12/31/2020	8,116	—	10,496	(36,180)	(17,568)	119,964	—	138,167	(491,020)	(232,889)
T. Rowe Price Diversified Mid Cap Growth
Class ADV
6/30/2021	509,732	—	—	(346,284)	163,448	6,927,458	—	—	(4,694,351)	2,233,107
12/31/2020	642,178	—	450,087	(4,408,208)	(3,315,943)	7,184,265	—	4,946,458	(41,263,880)	(29,133,157)
Class I
6/30/2021	208,834	—	—	(3,881,088)	(3,672,254)	3,296,084	—	—	(60,738,842)	(57,442,758)
12/31/2020	8,861,288	—	6,793,515	(16,857,282)	(1,202,479)	98,888,405	—	86,073,841	(219,582,198)	(34,619,952)
Class R6
6/30/2021	2,459,636	—	—	(906,137)	1,553,499	39,918,597	—	—	(14,151,412)	25,767,185
12/31/2020	6,492,519	—	231,190	(1,980,280)	4,743,429	90,808,349	—	2,931,489	(28,259,378)	65,480,460
Class S
6/30/2021	112,636	—	—	(499,551)	(386,915)	1,657,033	—	—	(7,535,652)	(5,878,619)
12/31/2020	495,351	—	287,840	(1,301,795)	(518,604)	5,989,623	—	3,459,838	(14,276,367)	(4,826,906)
Class S2
6/30/2021	13,288	—	—	(31,767)	(18,479)	180,372	—	—	(453,190)	(272,818)
12/31/2020	54,706	—	44,274	(88,181)	10,799	596,007	—	490,552	(967,557)	119,002
T. Rowe Price Growth Equity
Class ADV
6/30/2021	89,016	—	—	(306,220)	(217,204)	8,943,076	—	—	(30,168,140)	(21,225,064)
12/31/2020	255,157	—	168,681	(756,738)	(332,900)	19,352,797	—	13,600,775	(57,164,784)	(24,211,212)
Class I
6/30/2021	724,919	—	—	(1,152,620)	(427,701)	82,035,708	—	—	(130,758,450)	(48,722,742)
12/31/2020	1,715,903	—	549,133	(4,071,203)	(1,806,167)	144,464,162	—	50,553,168	(356,716,718)	(161,699,388)
Class S
6/30/2021	30,539	—	—	(136,483)	(105,944)	3,249,457	—	—	(14,103,401)	(10,853,944)
12/31/2020	90,994	—	33,086	(236,804)	(112,724)	7,559,513	—	2,861,917	(20,218,396)	(9,796,966)
Class S2
6/30/2021	11,192	—	—	(12,073)	(881)	1,188,822	—	—	(1,225,789)	(36,967)
12/31/2020	37,006	—	5,032	(105,797)	(63,759)	2,895,571	—	415,290	(8,966,649)	(5,655,788)

NOTE 10 — SECURITIES LENDING

Under a Master Securities Lending Agreement (the "Agreement") with BNY, the Portfolios can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at Market Close of the Portfolios at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Portfolios on the next business day. The cash collateral received is invested in approved investments as defined in the Agreement with BNY. The Portfolios bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Portfolios indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.

Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

NOTE 10 — SECURITIES LENDING (continued)

that have a remaining maturity of 190 days or less ("Permitted Investments"). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.

Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower's failure to return a loaned security; however, there would be a potential loss to the Portfolios in the event the Portfolios are delayed or prevented from exercising their right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio.

The following is a summary of each respective Portfolio's securities lending agreements by counterparty which are subject to offset under the Agreement as of June 30, 2021:

Global Bond

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Deutsche Bank Securities Inc.	$85,619	$(85,619)	$—
Goldman, Sachs & Co. LLC	2,149	(2,149)	—
J.P. Morgan Securities LLC	233,641	(233,641)	—
Morgan Stanley & Co. LLC	84,880	(84,880)	—
Total	$406,289	$(406,289)	$—

(1)  Cash collateral with a fair value of $414,615 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

International High Dividend Low Volatility

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BMO Capital Markets Corp	$1,678,266	$(1,678,266)	$—
HSBC Bank PLC	1,400,679	(1,400,679)	—
Jefferies LLC	1,819,529	(1,819,529)	—
JP Morgan Securities, Plc.	3,113,311	(3,113,311)	—
Nomura Securities International, Inc.	1,060,854	(1,060,854)	—
UBS AG	6,892,195	(6,892,195)	—
UBS Securities LLC.	1,134,355	(1,134,355)	—
Total	$17,099,189	$(17,099,189)	$—

(1)  Cash collateral with a fair value of $18,198,793 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

American Century Small-Mid Cap Value

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Capital Inc.	$1,160,990	$(1,160,990)	$—
BMO Capital Markets Corp	291,954	(291,954)	—
BNP Paribas Securities Corp.	1,544,231	(1,544,231)	—
BNP Paribas Prime Brokerage Intl Ltd	5,257	(5,257)	—
BofA Securities Inc	29,040	(29,040)	—
J.P. Morgan Securities LLC	250,723	(250,723)	—
Nomura Securities International, Inc.	20,660	(20,660)	—
SG Americas Securities, LLC	3,153	(3,153)	—
UBS AG	16,259	(16,259)	—
Wells Fargo Securities LLC	11,132	(11,132)	—
Nomura International PLC	1,175,635	(1,175,635)	—
Total	$4,509,034	$(4,509,034)	$—

(1)  Cash collateral with a fair value of $4,690,735 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Invesco Equity and Income

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BNP Paribas	$588,817	$(588,817)	$—
Citadel Clearing LLC	59,188	(59,188)	—
Morgan Stanley & Co. LLC	1,599,193	(1,599,193)	—
National Bank Financial INC	32,963	(32,963)	—
Scotia Capital (USA) INC	50,998	(50,998)	—
Societe Generale	12,293,286	(12,293,286)	—
UBS Securities LLC.	1,484,483	(1,484,483)	—
Wells Fargo Bank NA	824,350	(824,350)	—
Total	$16,933,278	$(16,933,278)	$—

(1)  Cash collateral with a fair value of $17,304,447 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

NOTE 10 — SECURITIES LENDING (continued)

T. Rowe Price Diversified Mid Cap Growth

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Capital Inc.	$63,602	$(63,602)	$—
BNP Paribas Securities Corp.	3,657,141	(3,657,141)	—
BNP Paribas Prime Brokerage Intl Ltd	80,242	(80,242)	—
BofA Securities Inc	389,553	(389,553)	—
Citigroup Global Markets Inc.	538,947	(538,947)	—
Cowen Execution Services LLC	430,027	(430,027)	—
Deutsche Bank Securities Inc.	47,028	(47,028)	—
Goldman, Sachs & Co. LLC	2,985,547	(2,985,547)	—
Janney Montgomery Scott LLC	39,411	(39,411)	—
J.P. Morgan Securities LLC	6,610,417	(6,610,417)	—
Mirae Asset Securities (USA) INC.	1,607,842	(1,607,842)	—
Mizuho Securities USA LLC.	576,026	(576,026)	—
Morgan Stanley & Co. LLC	1,807,872	(1,807,872)	—
National Financial Services LLC	3,309,912	(3,309,912)	—
Natixis Securities America LLC	2,889,260	(2,889,260)	—
National Bank of Canada Financial INC	1,492,964	(1,492,964)	—
Nomura Securities International, Inc.	423,961	(423,961)	—
Scotia Capital (USA) INC	441,792	(441,792)	—
State Street Bank and Trust Company	2,943,103	(2,943,103)	—
TD Prime Services LLC	311,125	(311,125)	—
UBS AG	3,346,132	(3,346,132)	—
UBS Securities LLC.	318,568	(318,568)	—
Wells Fargo Bank NA	4,755,554	(4,755,554)	—
Wells Fargo Securities LLC	3,819,642	(3,819,642)	—
Total	$42,885,668	$(42,885,668)	$—

(1)  Cash collateral with a fair value of $43,822,009 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

T. Rowe Price Growth Equity

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Bank PLC	$1,968,205	$(1,968,205)	$—
Barclays Capital Inc.	203,440	(203,440)	—
BofA Securities Inc	75,888	(75,888)	—
Citigroup Global Markets Inc.	8,149,360	(8,149,360)	—
Cowen Execution services LLC	551,222	(551,222)	—
Goldman, Sachs & Co. LLC	2,100,622	(2,100,622)	—
Jefferies LLC	1,196,718	(1,196,718)	—
J.P. Morgan Securities LLC	20,519,502	(20,519,502)	—
Mirae Asset Securities(USA) INC.	523,526	(523,526)	—
Morgan Stanley & Co. LLC	1,981,274	(1,981,274)	—
National Financial Services LLC	6,662,138	(6,662,138)	—
SG Americas Securities, LLC	310,273	(310,273)	—
State Street Bank and Trust Company	4,544,059	(4,544,059)	—
Wells Fargo Securities LLC	504,566	(504,566)	—
Total	$49,290,793	$(49,290,793)	$—

(1)  Cash collateral with a fair value of $50,513,619 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 11 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of foreign currency transactions, futures contracts, capital loss carryforwards, income from passive foreign investment companies (PFICs), paydowns, straddle loss deferrals and wash sale deferrals.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Year Ended December 31, 2020		Year Ended December 31, 2019
	Ordinary Income	Long-term Capital Gains	Ordinary Income	Long-term Capital Gains	Return of Capital
Global Bond	$5,472,686	$—	$9,152,687	$—	$—
International High Dividend Low Volatility	13,890,705	50,295,767	9,130,872	38,959,190	—
American Century Small-Mid Cap Value	6,727,212	—	13,787,968	26,390,436	—
Baron Growth	—	—	—	347,944,282	3,765,921
Columbia Contrarian Core	5,740,958	—	8,509,463	94,000,420	—
Columbia Small Cap Value II	909,064	5,238,920	587,957	20,244,186	—
Invesco Comstock	6,123,894	4,671,973	12,865,602	90,933,278	—
Invesco Equity and Income	23,558,242	47,796,674	24,218,223	70,723,269	—

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

NOTE 11 — FEDERAL INCOME TAXES (continued)

	Year Ended December 31, 2020		Year Ended December 31, 2019
	Ordinary Income	Long-term Capital Gains	Ordinary Income	Long-term Capital Gains	Return of Capital
Invesco Global	$15,525,835	$51,246,967	$7,804,476	$247,084,828	$—
JPMorgan Mid Cap Value	3,665,483	29,653,088	6,411,421	52,232,524	—
T. Rowe Price Diversified Mid Cap Growth	3,687,499	94,214,679	6,834,529	106,411,255	—
T. Rowe Price Growth Equity	—	67,431,150	2,350,307	418,893,692	—

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2020 were:

	Undistributed	Undistributed Long-term	Unrealized Appreciation/	Capital Loss Carryforwards
	Ordinary Income	Capital Gains	(Depreciation)	Amount	Character	Expiration
Global Bond	$8,265,790	$—	$7,629,943	$(5,669,741)	Long-term	None
International High Dividend Low Volatility	9,435,980	—	38,550,210	(16,216,513)	Short-term	None
				(15,456,597)	Long-term	None
				$(31,673,110)
American Century Small-Mid Cap Value	3,324,265	—	38,137,271	(895,895)	Long-term	None
Baron Growth	—	47,198,896	473,805,404	—	—	—
Columbia Contrarian Core	10,411,431	11,113,544	38,786,563	—	—	—
Columbia Small Cap Value II	562,736	705,018	32,981,475	—	—	—
Invesco Comstock	823,460	—	25,499,424	(4,480,309)	Short-term	None
				(14,569,775)	Long-term	None
				$(19,050,084)
Invesco Equity and Income	16,713,132	681,008	222,389,863	—	—	—
Invesco Global	—	75,568,570	1,035,860,837	—	—	—
JPMorgan Mid Cap Value	—	14,717,739	90,885,659	—	—	—
T. Rowe Price Diversified Mid Cap Growth	16,416,974	205,616,744	516,750,198	—	—	—
T. Rowe Price Growth Equity	27,342,397	148,631,320	836,980,513	—	—	—

The Portfolios' major tax jurisdictions are U.S. federal and Arizona state.

As of June 30, 2021, no provision for income tax is required in the Portfolios' financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios' federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 12 — LONDON INTERBANK OFFERED RATE ("LIBOR")

The U.K. Financial Conduct Authority has announced that it intends to stop persuading or compelling banks to submit LIBOR rates after 2021, and it remains unclear whether LIBOR will continue to exist after that date and, if so, in what form. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in many major currencies. The U.S. Federal Reserve Board, based on the recommendations of the New York Federal Reserve's Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing a Secured Overnight Funding Rate ("SOFR") that is intended to replace U.S. dollar LIBOR. Proposals for alternative reference rates for other currencies have also been announced or have already begun publication.

Discontinuance of LIBOR and adoption/implementation of alternative rates pose a number of risks, including among others whether any substitute rate will experience the market participation and liquidity necessary to provide a workable substitute for LIBOR; the effect on parties' existing contractual arrangements, hedging transactions, and investment strategies generally from a conversion from LIBOR to alternative rates; the effect on a Portfolio's existing investments (including, for example, fixed-income investments; senior loans; CLOs and CDOs; and derivatives transactions), including the possibility that some of those investments may terminate or their terms may be adjusted to the disadvantage of a Portfolio; and the risk of general market disruption during the period of

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

NOTE 12 — LONDON INTERBANK OFFERED RATE ("LIBOR") (continued)

the conversion. It is difficult to predict at this time the likely impact of the transition away from LIBOR on a Portfolio. On November 30, 2020, the administrator of LIBOR announced a delay in the phase out of a majority of the U.S. dollar LIBOR publications until June 30, 2023, with the remainder of LIBOR publications to still end at the end of 2021.

NOTE 13 — LIQUIDITY

Consistent with Rule 22e-4 under the 1940 Act, the Portfolios have established a liquidity risk management program to govern their approach to managing liquidity risk (the "Program"). The Board has approved the designation of the Portfolios' Investment Adviser, Voya Investments, as the program administrator (the "Program Administrator"). The Program Administrator is responsible for implementing and monitoring the Program and has formed a Liquidity Risk Management Committee (the "Committee") to assess and review, on an ongoing basis, each Portfolio's liquidity risk.

The Program includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of liquidity risk factors and the periodic classification (or re-classification, as necessary) of a Portfolio's investments into buckets (highly liquid, moderately liquid, less liquid and illiquid) that reflect the Committee's assessment of the investments' liquidity under current market conditions. The Committee also utilizes Portfolio-specific data, including information regarding a Portfolio's shareholder base, characteristics of its investments, access to borrowing arrangements and historical redemptions to determine whether a Portfolio will be able to meet its redemption obligations in a timely manner.

During the period covered by the annual assessment, January 1, 2020 through December 31, 2020, the Program supported the Portfolios' ability to honor redemption requests in a timely manner and the Program Administrator's management of each Portfolio's liquidity risk, including during any periods of market volatility and net redemptions.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to each Portfolio's prospectus for more information regarding each Portfolio's exposure to liquidity risk and other risks.

NOTE 14 — MARKET DISRUPTION

A Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. War, terrorism, global health crises and pandemics, and other geopolitical events have led, and in the future may lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and world economies and markets generally. For example, the COVID-19 pandemic has resulted, and may continue to result, in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn in economies throughout the world. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. Those events as well as other changes in non-U.S. and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the investments of the portfolio and of the Portfolios. Any of these occurrences could disrupt the operations of a Portfolio and of the Portfolios' service providers.

NOTE 15 — OTHER ACCOUNTING PRONOUNCEMENTS

In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update No. 2020-04 ("ASU 2020-04"), Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying ASU 2020-04.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

NOTE 16 — SUBSEQUENT EVENTS

Dividends: Subsequent to June 30, 2021, the following Portfolios declared dividends and distributions of:

	Per Share Amounts
	Net Investment Income	Short-term Capital Gains	Long-term Capital Gains	Payable Date	Record Date
Global Bond
Class ADV	$0.0220	$—	$—	August 2, 2021	Daily
Class I	$0.0271	$—	$—	August 2, 2021	Daily
Class S	$0.0247	$—	$—	August 2, 2021	Daily
International High Dividend Low Volatility
Class ADV	$0.2042	$—	$—	August 4, 2021	August 2, 2021
Class I	$0.2515	$—	$—	August 4, 2021	August 2, 2021
Class S	$0.2264	$—	$—	August 4, 2021	August 2, 2021
Class S2	$0.2049	$—	$—	August 4, 2021	August 2, 2021
American Century Small-Mid Cap Value
Class ADV	$0.0911	$—	$—	August 4, 2021	August 2, 2021
Class I	$0.1443	$—	$—	August 4, 2021	August 2, 2021
Class S	$0.1165	$—	$—	August 4, 2021	August 2, 2021
Class S2	$0.0882	$—	$—	August 4, 2021	August 2, 2021
Baron Growth
Class ADV	$—	$—	$2.4373	August 4, 2021	August 2, 2021
Class I	$—	$—	$2.4373	August 4, 2021	August 2, 2021
Class R6	$—	$—	$2.4373	August 4, 2021	August 2, 2021
Class S	$—	$—	$2.4373	August 4, 2021	August 2, 2021
Class S2	$—	$—	$2.4373	August 4, 2021	August 2, 2021
Columbia Contrarian Core
Class ADV	$0.0519	$1.1377	$1.3423	August 4, 2021	August 2, 2021
Class I	$0.1398	$1.1377	$1.3423	August 4, 2021	August 2, 2021
Class S	$0.0911	$1.1377	$1.3423	August 4, 2021	August 2, 2021
Columbia Small Cap Value II
Class ADV	$0.0345	$—	$0.0734	August 4, 2021	August 2, 2021
Class I	$0.0873	$—	$0.0734	August 4, 2021	August 2, 2021
Class R6	$0.0926	$—	$0.0734	August 4, 2021	August 2, 2021
Class S	$0.0495	$—	$0.0734	August 4, 2021	August 2, 2021
Class S2	$0.0313	$—	$0.0734	August 4, 2021	August 2, 2021
Invesco Comstock
Class ADV	$0.0599	$—	$—	August 4, 2021	August 2, 2021
Class I	$0.0599	$—	$—	August 4, 2021	August 2, 2021
Class S	$0.0599	$—	$—	August 4, 2021	August 2, 2021
Invesco Equity and Income
Class ADV	$0.0754	$0.5731	$0.0265	August 4, 2021	August 2, 2021
Class I	$0.0754	$0.5731	$0.0265	August 4, 2021	August 2, 2021
Class S	$0.0754	$0.5731	$0.0265	August 4, 2021	August 2, 2021
Class S2	$0.0754	$0.5731	$0.0265	August 4, 2021	August 2, 2021
Invesco Global
Class ADV	$—	$—	$1.1471	August 4, 2021	August 2, 2021
Class I	$—	$—	$1.1471	August 4, 2021	August 2, 2021
Class S	$—	$—	$1.1471	August 4, 2021	August 2, 2021
Class S2	$—	$—	$1.1471	August 4, 2021	August 2, 2021
JPMorgan Mid Cap Value
Class ADV	$—	$—	$0.6725	August 4, 2021	August 2, 2021
Class I	$—	$—	$0.6725	August 4, 2021	August 2, 2021
Class S	$—	$—	$0.6725	August 4, 2021	August 2, 2021
Class S2	$—	$—	$0.6725	August 4, 2021	August 2, 2021

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

NOTE 16 — SUBSEQUENT EVENTS (continued)

	Per Share Amounts
	Net Investment Income	Short-term Capital Gains	Long-term Capital Gains	Payable Date	Record Date
T. Rowe Price Diversified Mid Cap Growth
Class ADV	$—	$0.1808	$2.2679	August 4, 2021	August 2, 2021
Class I	$0.0006	$0.1808	$2.2679	August 4, 2021	August 2, 2021
Class R6	$0.0011	$0.1808	$2.2679	August 4, 2021	August 2, 2021
Class S	$—	$0.1808	$2.2679	August 4, 2021	August 2, 2021
Class S2	$—	$0.1808	$2.2679	August 4, 2021	August 2, 2021
T. Rowe Price Growth Equity
Class ADV	$—	$1.4833	$8.0628	August 4, 2021	August 2, 2021
Class I	$—	$1.4833	$8.0628	August 4, 2021	August 2, 2021
Class S	$—	$1.4833	$8.0628	August 4, 2021	August 2, 2021
Class S2	$—	$1.4833	$8.0628	August 4, 2021	August 2, 2021

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date through the date that the financial statements were issued ("subsequent events") to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than above, no such subsequent events were identified.

  PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2021 (UNAUDITED)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 21.3%
		Australia: 0.2%
325,000	(1)	Santos Finance Ltd., 3.649%, 04/29/2031	$333,054	0.2
		Bermuda: 0.1%
150,000	(1)	Triton Container International Ltd., 3.150%, 06/15/2031	151,006	0.1
		Canada: 0.1%
186,000		Fortis, Inc./ Canada, 3.055%, 10/04/2026	199,716	0.1
		France: 0.7%
572,000	(1)	BNP Paribas SA, 3.500%, 03/01/2023	600,208	0.3
265,000	(1)	BPCE SA, 2.700%, 10/01/2029	277,100	0.2
287,000	(1)	BPCE SA, 5.150%, 07/21/2024	319,905	0.2
			1,197,213	0.7
		Ireland: 0.1%
225,000		STERIS Irish FinCo UnLtd. Co., 2.700%, 03/15/2031	229,402	0.1
		Japan: 0.7%
200,000	(1)	Mizuho Bank Ltd., 3.200%, 03/26/2025	215,108	0.2
200,000		Sumitomo Mitsui Financial Group, Inc., 2.448%, 09/27/2024	209,935	0.1
639,000		Sumitomo Mitsui Financial Group, Inc., 3.784%, 03/09/2026	711,688	0.4
			1,136,731	0.7
Principal Amount†					Value	Percentage of Net Assets
				Mexico: 0.0%
MXN	1,007,437	(2	),(3)	Banco Invex SA / Hipotecaria Credito y Casa SA de CV, 6.450%, 03/13/2034	$—	—
MXN	42,274	(2)		JP Morgan / Hipotecaria su Casita, 6.100%, 09/25/2035	2,119	0.0
					2,119	0.0
				Netherlands: 0.6%
	490,000			Shell International Finance BV, 3.250%, 05/11/2025	532,060	0.3
	100,000			Shell International Finance BV, 4.000%, 05/10/2046	117,293	0.1
	300,000	(1)		Siemens Financieringsmaatschappij NV, 2.350%, 10/15/2026	315,326	0.2
					964,679	0.6
				Norway: 0.0%
	41,000			Equinor ASA, 3.125%, 04/06/2030	44,682	0.0
				South Africa: 0.1%
ZAR	1,000,000			Transnet SOC Ltd., 10.800%, 11/06/2023	75,481	0.1
				Switzerland: 0.4%
	400,000	(1)		Credit Suisse AG, 6.500%, 08/08/2023	442,820	0.3
	250,000			UBS AG/ Stamford CT, 7.625%, 08/17/2022	269,007	0.1
					711,827	0.4

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
		United Kingdom: 0.5%
405,000	(4)	HSBC Holdings PLC, 3.973%, 05/22/2030	$453,674	0.3
200,000	(1)	LSEGA Financing PLC, 3.200%, 04/06/2041	209,986	0.1
200,000	(1)	Reckitt Benckiser Treasury Services PLC, 3.000%, 06/26/2027	216,611	0.1
			880,271	0.5
		United States: 17.8%
185,000		AbbVie, Inc., 3.200%, 11/21/2029	201,073	0.1
154,000		AbbVie, Inc., 3.800%, 03/15/2025	168,537	0.1
174,000		AbbVie, Inc., 4.050%, 11/21/2039	202,371	0.1
321,000		AbbVie, Inc., 4.300%, 05/14/2036	381,842	0.2
100,000		Advance Auto Parts, Inc., 3.900%, 04/15/2030	111,734	0.1
153,000	(1)	AEP Texas, Inc., 3.850%, 10/01/2025	167,618	0.1
53,000		Aetna, Inc., 2.800%, 06/15/2023	55,181	0.0
175,000		Altria Group, Inc., 4.500%, 05/02/2043	188,510	0.1
92,000		Altria Group, Inc., 4.800%, 02/14/2029	106,729	0.1
156,000		Amazon.com, Inc., 2.100%, 05/12/2031	158,726	0.1
171,000		Amazon.com, Inc., 2.875%, 05/12/2041	176,646	0.1
67,000		American Electric Power Co., Inc., 3.250%, 03/01/2050	67,602	0.0
Principal Amount†			Value	Percentage of Net Assets
59,000		American International Group, Inc., 4.250%, 03/15/2029	$68,023	0.0
174,000		American International Group, Inc., 4.500%, 07/16/2044	211,498	0.1
59,000		American International Group, Inc., 4.750%, 04/01/2048	75,158	0.0
450,000		American Tower Corp., 2.750%, 01/15/2027	476,646	0.3
300,000		Amgen, Inc., 3.200%, 11/02/2027	327,928	0.2
170,000		Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.900%, 02/01/2046	215,554	0.1
130,000		Anheuser-Busch InBev Worldwide, Inc., 4.750%, 01/23/2029	154,999	0.1
80,000		Apple, Inc., 2.650%, 02/08/2051	78,372	0.0
146,000		Assurant, Inc., 2.650%, 01/15/2032	145,918	0.1
148,000	(1)	AT&T, Inc., 3.650%, 09/15/2059	150,312	0.1
301,000		AT&T, Inc., 4.300%, 02/15/2030	348,178	0.2
210,000	(4)	Bank of America Corp., 1.734%, 07/22/2027	211,729	0.1
145,000	(4)	Bank of America Corp., 1.898%, 07/23/2031	141,097	0.1
59,000	(4)	Bank of America Corp., 2.496%, 02/13/2031	60,303	0.0

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
		United States (continued)
409,000	(4)	Bank of America Corp., 2.687%, 04/22/2032	$421,052	0.3
106,000	(4)	Bank of America Corp., 3.311%, 04/22/2042	112,275	0.1
72,000	(4)	Bank of America Corp., 3.419%, 12/20/2028	78,468	0.0
400,000	(4)	Bank of America Corp., 3.864%, 07/23/2024	426,594	0.3
233,000		Bank of America Corp., 4.183%, 11/25/2027	261,185	0.2
258,000	(4)	Bank of America Corp., 4.330%, 03/15/2050	318,184	0.2
137,000		BAT Capital Corp., 2.259%, 03/25/2028	136,119	0.1
241,000	(1)	Berry Global, Inc., 1.650%, 01/15/2027	239,214	0.1
250,000		Boeing Co/The, 3.625%, 02/01/2031	269,149	0.2
74,000		Boeing Co/The, 5.150%, 05/01/2030	87,698	0.1
59,000		Boston Scientific Corp., 4.000%, 03/01/2029	67,172	0.0
41,000		BP Capital Markets America, Inc., 3.000%, 02/24/2050	39,716	0.0
126,000		Bristol-Myers Squibb Co., 3.875%, 08/15/2025	140,364	0.1
80,000		Brookfield Finance LLC, 3.450%, 04/15/2050	82,772	0.1
150,000		Bunge Ltd. Finance Corp., 2.750%, 05/14/2031	151,759	0.1
Principal Amount†			Value	Percentage of Net Assets
35,000		Carrier Global Corp., 2.722%, 02/15/2030	$36,317	0.0
150,000		CBRE Services, Inc., 2.500%, 04/01/2031	152,064	0.1
135,000		Cigna Corp., 3.200%, 03/15/2040	140,344	0.1
59,000		Cigna Corp., 3.400%, 03/15/2050	61,578	0.0
579,000		Citigroup, Inc., 4.000%, 08/05/2024	630,882	0.4
469,000		Citigroup, Inc., 5.500%, 09/13/2025	546,593	0.3
278,000	(1)	Cleveland Electric Illuminating Co/The, 3.500%, 04/01/2028	297,650	0.2
165,000		Comcast Corp., 2.350%, 01/15/2027	173,218	0.1
310,000		Comcast Corp., 4.150%, 10/15/2028	359,085	0.2
110,000		Comcast Corp., 4.250%, 01/15/2033	131,370	0.1
80,000		Comcast Corp., 5.650%, 06/15/2035	108,469	0.1
65,000		CSX Corp., 4.500%, 08/01/2054	82,044	0.1
510,000		CVS Health Corp., 4.300%, 03/25/2028	586,362	0.4
313,000		Dell International LLC / EMC Corp., 6.020%, 06/15/2026	375,935	0.2
101,209		Delta Air Lines 2015-1 Class B Pass Through Trust, 4.250%, 01/30/2025	103,330	0.1
80,000	(1)	Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.500%, 10/20/2025	86,007	0.1

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
		United States (continued)
135,000		Discovery Communications LLC, 5.300%, 05/15/2049	$171,121	0.1
26,000		Dollar General Corp., 3.500%, 04/03/2030	28,592	0.0
120,000	(4)	Dominion Energy, Inc., 4.650%, 12/31/2199	127,800	0.1
325,000	(5)	Dow Chemical Co/The, 2.100%, 11/15/2030	321,308	0.2
108,000		DTE Electric Co., 4.300%, 07/01/2044	132,617	0.1
125,000		Duke Energy Carolinas LLC, 3.200%, 08/15/2049	131,327	0.1
85,000		Duke Energy Indiana LLC, 3.250%, 10/01/2049	90,173	0.1
85,000		Duke Energy Indiana LLC, 3.750%, 05/15/2046	95,624	0.1
280,000		Energy Transfer L.P. / Regency Energy Finance Corp., 4.500%, 11/01/2023	300,675	0.2
104,000		Energy Transfer L.P., 4.250%, 04/01/2024	112,206	0.1
1,026,000		Energy Transfer L.P., 4.900%, 02/01/2024	1,116,634	0.7
100,000		Energy Transfer L.P., 5.400%, 10/01/2047	118,761	0.1
36,000		Entergy Louisiana LLC, 2.900%, 03/15/2051	35,570	0.0
200,000		Entergy Louisiana LLC, 4.200%, 04/01/2050	245,624	0.1
Principal Amount†		Value	Percentage of Net Assets
112,000	Essential Utilities, Inc., 2.704%, 04/15/2030	$116,410	0.1
111,000	Evergy Kansas Central, Inc., 3.250%, 09/01/2049	117,824	0.1
72,000	Evergy Kansas Central, Inc., 4.125%, 03/01/2042	85,068	0.1
100,000	Exxon Mobil Corp., 2.610%, 10/15/2030	105,486	0.1
57,000	Exxon Mobil Corp., 2.995%, 08/16/2039	58,605	0.0
58,000	Exxon Mobil Corp., 3.095%, 08/16/2049	59,131	0.0
147,000	Exxon Mobil Corp., 3.452%, 04/15/2051	160,325	0.1
77,000	FedEx Corp., 4.050%, 02/15/2048	88,597	0.1
59,000	FedEx Corp., 5.250%, 05/15/2050	80,222	0.0
532,000	FirstEnergy Corp., 4.750%, 03/15/2023	561,752	0.3
233,000	Fiserv, Inc., 3.200%, 07/01/2026	252,363	0.2
90,000	Florida Power & Light Co., 4.125%, 02/01/2042	110,333	0.1
200,000	General Dynamics Corp., 3.500%, 04/01/2027	222,115	0.1
144,000	General Electric Co., 3.625%, 05/01/2030	160,719	0.1
205,000	General Electric Co., 6.750%, 03/15/2032	284,371	0.2
100,000	General Mills, Inc., 2.875%, 04/15/2030	106,036	0.1
224,000	General Motors Financial Co., Inc., 4.300%, 07/13/2025	247,690	0.1

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
		United States (continued)
260,000		HCA, Inc., 4.125%, 06/15/2029	$292,992	0.2
130,000		Healthpeak Properties, Inc., 3.000%, 01/15/2030	138,052	0.1
150,000		Hess Corp., 5.600%, 02/15/2041	187,500	0.1
215,000		Hormel Foods Corp., 1.700%, 06/03/2028	216,426	0.1
270,000		Intel Corp., 3.250%, 11/15/2049	287,975	0.2
59,000		Intel Corp., 4.750%, 03/25/2050	78,528	0.0
55,000		Intercontinental Exchange, Inc., 3.000%, 06/15/2050	54,390	0.0
50,000		Johnson & Johnson, 3.625%, 03/03/2037	58,442	0.0
210,000	(4)	JPMorgan Chase & Co., 1.578%, 04/22/2027	211,186	0.1
225,000	(4)	JPMorgan Chase & Co., 2.522%, 04/22/2031	231,722	0.1
72,000	(4)	JPMorgan Chase & Co., 3.157%, 04/22/2042	75,030	0.0
96,000	(4)	JPMorgan Chase & Co., 3.964%, 11/15/2048	112,874	0.1
59,000	(4)	JPMorgan Chase & Co., 4.493%, 03/24/2031	69,935	0.0
478,000	(4)	JPMorgan Chase & Co., 6.000%, 12/31/2199	508,473	0.3
222,000		Kinder Morgan Energy Partners L.P., 4.250%, 09/01/2024	244,216	0.1
162,000		Kroger Co/The, 4.650%, 01/15/2048	200,098	0.1
Principal Amount†			Value	Percentage of Net Assets
380,000	(1)	Metropolitan Edison Co., 4.000%, 04/15/2025	$403,010	0.2
170,000		Mississippi Power Co., 4.250%, 03/15/2042	201,262	0.1
100,000		Mondelez International, Inc., 2.750%, 04/13/2030	105,430	0.1
338,000	(4)	Morgan Stanley, 1.593%, 05/04/2027	340,539	0.2
303,000	(4)	Morgan Stanley, 3.622%, 04/01/2031	338,539	0.2
372,000		Morgan Stanley, 3.750%, 02/25/2023	392,111	0.2
618,000		Morgan Stanley, 4.100%, 05/22/2023	658,212	0.4
150,000		Mosaic Co/The, 3.250%, 11/15/2022	155,334	0.1
280,000		National Rural Utilities Cooperative Finance Corp., 3.900%, 11/01/2028	317,655	0.2
43,000		Newmont Corp., 3.700%, 03/15/2023	44,911	0.0
143,000		Northern States Power Co/MN, 3.600%, 09/15/2047	162,385	0.1
214,000		NVIDIA Corp., 1.550%, 06/15/2028	213,338	0.1
39,000		ONEOK, Inc., 3.100%, 03/15/2030	40,815	0.0
233,000		Oracle Corp., 2.800%, 04/01/2027	247,250	0.1
54,000		Oracle Corp., 3.950%, 03/25/2051	59,011	0.0
48,000		O'Reilly Automotive, Inc., 3.600%, 09/01/2027	53,779	0.0
95,000		O'Reilly Automotive, Inc., 4.350%, 06/01/2028	110,038	0.1

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets
	United States (continued)
115,000	Owl Rock Capital Corp., 3.400%, 07/15/2026	$119,968	0.1
26,000	Pacific Gas and Electric Co., 4.250%, 03/15/2046	24,842	0.0
21,000	Pacific Gas and Electric Co., 4.300%, 03/15/2045	20,236	0.0
33,000	Pacific Gas and Electric Co., 4.450%, 04/15/2042	32,761	0.0
140,000	PayPal Holdings, Inc., 2.850%, 10/01/2029	151,172	0.1
168,000	PECO Energy Co., 4.150%, 10/01/2044	204,520	0.1
63,000	Phillips 66, 3.850%, 04/09/2025	69,379	0.0
175,000	Plains All American Pipeline L.P. / PAA Finance Corp., 3.800%, 09/15/2030	187,503	0.1
200,000	Plains All American Pipeline L.P. / PAA Finance Corp., 4.900%, 02/15/2045	217,840	0.1
45,000	Puget Sound Energy, Inc., 3.250%, 09/15/2049	48,090	0.0
160,000	Raytheon Technologies Corp., 4.500%, 06/01/2042	199,487	0.1
175,000	Regeneron Pharmaceuticals, Inc., 1.750%, 09/15/2030	166,042	0.1
75,000	Reynolds American, Inc., 5.850%, 08/15/2045	91,978	0.1
272,000	Reynolds American, Inc., 6.150%, 09/15/2043	341,181	0.2
Principal Amount†		Value	Percentage of Net Assets
25,000	Ross Stores, Inc., 4.700%, 04/15/2027	$28,954	0.0
116,000	salesforce.com, Inc., 1.950%, 07/15/2031	116,279	0.1
135,000	salesforce.com, Inc., 2.700%, 07/15/2041	136,071	0.1
370,000	Shire Acquisitions Investments Ireland DAC, 3.200%, 09/23/2026	402,022	0.2
35,000	Southern California Edison Co., 3.650%, 02/01/2050	35,068	0.0
272,000	Time Warner Cable LLC, 5.875%, 11/15/2040	352,864	0.2
225,000	T-Mobile USA, Inc., 3.000%, 02/15/2041	222,788	0.1
233,000	T-Mobile USA, Inc., 3.750%, 04/15/2027	258,021	0.2
59,000	T-Mobile USA, Inc., 3.875%, 04/15/2030	66,154	0.0
287,000	UnitedHealth Group, Inc., 2.300%, 05/15/2031	294,128	0.2
143,000	UnitedHealth Group, Inc., 3.050%, 05/15/2041	149,928	0.1
72,010	US Airways 2012-1 Class A Pass Through Trust, 5.900%, 04/01/2026	75,370	0.0
86,000	Verizon Communications, Inc., 3.400%, 03/22/2041	91,086	0.1
86,000	Verizon Communications, Inc., 3.550%, 03/22/2051	92,007	0.1
230,000	Verizon Communications, Inc., 4.125%, 03/16/2027	262,108	0.2
365,000	Verizon Communications, Inc., 4.125%, 08/15/2046	431,770	0.3

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
		United States (continued)
216,000		ViacomCBS, Inc., 3.700%, 08/15/2024	$233,431	0.1
100,000		Walmart, Inc., 3.700%, 06/26/2028	113,908	0.1
240,000	(4)	Wells Fargo & Co., 2.406%, 10/30/2025	251,219	0.2
327,000		Wells Fargo & Co., 3.000%, 10/23/2026	352,968	0.2
			29,852,933	17.8
		Total Corporate Bonds/Notes (Cost $33,895,436)	35,779,114	21.3
COLLATERALIZED MORTGAGE OBLIGATIONS: 17.5%
		United States: 17.5%
170,940	(4)	Adjustable Rate Mortgage Trust 2006-2 1A1, 3.226%, 05/25/2036	166,797	0.1
181,647		Alternative Loan Trust 2005-51 3A2A, 1.406%, (12MTA + 1.290%), 11/20/2035	171,189	0.1
63,643		Alternative Loan Trust 2006-13T1 A9, 6.000%, 05/25/2036	43,054	0.0
307,269		Banc of America Funding 2005-1 Trust 1A1, 5.500%, 02/25/2035	317,258	0.2
26,808		CHL Mortgage Pass-Through Trust 2005-17 1A8, 5.500%, 09/25/2035	26,950	0.0
33,584		CHL Mortgage Pass-Through Trust 2005-J4 A7, 5.500%, 11/25/2035	33,288	0.0
210,867		CHL Mortgage Pass-Through Trust 2007-7 A7, 5.750%, 06/25/2037	154,135	0.1
Principal Amount†				Value	Percentage of Net Assets
43,439	(4)		Citigroup Mortgage Loan Trust, Inc. 2005-2 1A3, 2.815%, 05/25/2035	$44,722	0.0
215,117			CitiMortgage Alternative Loan Trust Series 2006-A3 1A7, 6.000%, 07/25/2036	214,043	0.1
43,082			Countrywide Alternative Loan Trust 2005-53T2 2A6, 0.592%, (US0001M + 0.500%), 11/25/2035	23,798	0.0
159,106			Countrywide Asset-Backed Certificates 2005-IM1 M1, 0.812%, (US0001M + 0.720%), 11/25/2035	157,302	0.1
180,991	(1	),(4)	CSMC Trust 2015-3 B1, 3.866%, 03/25/2045	183,431	0.1
1,021	(1)		Deutsche ALT-A Securities, Inc. ALT2007-RS1 A2, 0.590%, (US0001M + 0.500%), 01/27/2037	1,070	0.0
442,109			Fannie Mae Connecticut Avenue Securities 2017-C02 2M2, 3.742%, (US0001M + 3.650%), 09/25/2029	458,536	0.3
445,679			Fannie Mae Connecticut Avenue Securities 2017-C03 1M2, 3.092%, (US0001M + 3.000%), 10/25/2029	459,997	0.3

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
		United States (continued)
361,049		Fannie Mae Connecticut Avenue Securities 2017-C07 2M2, 2.592%, (US0001M + 2.500%), 05/25/2030	$365,817	0.2
125,410	(1)	Fannie Mae Connecticut Avenue Securities 2019-R02 1M2, 2.392%, (US0001M + 2.300%), 08/25/2031	126,365	0.1
44,342	(1)	Fannie Mae Connecticut Avenue Securities Trust 2019-R01 2M2, 2.542%, (US0001M + 2.450%), 07/25/2031	44,620	0.0
42,777	(6)	Fannie Mae Interest Strip Series 254 2, 7.500%, 01/25/2024	2,732	0.0
12,445	(6)	Fannie Mae Interest Strip Series 294 2, 7.000%, 02/25/2028	2,112	0.0
112,802	(6)	Fannie Mae Interest Strip Series 319 2, 6.500%, 02/25/2032	22,801	0.0
39,777	(6)	Fannie Mae Interest Strip Series 328 2, 6.000%, 12/25/2032	8,142	0.0
17,712	(6)	Fannie Mae Interest Strip Series 331 5, 6.000%, 02/25/2033	3,584	0.0
21,482	(6)	Fannie Mae Interest Strip Series 332 2, 6.000%, 03/25/2033	4,606	0.0
Principal Amount†				Value	Percentage of Net Assets
17,118	(6)		Fannie Mae Interest Strip Series 334 12, 6.000%, 03/25/2033	$3,522	0.0
20,669	(6)		Fannie Mae Interest Strip Series 338 2, 5.500%, 07/25/2033	3,611	0.0
9,005	(6)		Fannie Mae Interest Strip Series 356 10, 5.500%, 06/25/2035	1,873	0.0
9,870	(6)		Fannie Mae Interest Strip Series 364 15, 6.000%, 09/25/2035	2,004	0.0
311,873	(6)		Fannie Mae Interest Strip Series 418 5, 3.500%, 08/25/2043	42,656	0.0
441,473	(4	),(6)	Fannie Mae Interest Strip Series 418 80, 3.500%, 08/25/2033	49,218	0.0
5,539			Fannie Mae REMIC Trust 1999-14 MB, 6.500%, 04/25/2029	6,113	0.0
7,863			Fannie Mae REMIC Trust 2001-80 ZB, 6.000%, 01/25/2032	8,920	0.0
40,498	(6)		Fannie Mae REMIC Trust 2002-12 SB, 7.659%, (-1.000* US0001M + 7.750%), 07/25/2031	9,240	0.0
25,156	(6)		Fannie Mae REMIC Trust 2002-2 SW, 7.659%, (-1.000* US0001M + 7.750%), 02/25/2032	5,948	0.0
10,409			Fannie Mae REMIC Trust 2002-21 PE, 6.500%, 04/25/2032	12,232	0.0

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
		United States (continued)
4,346		Fannie Mae REMIC Trust 2002-29 F, 1.092%, (US0001M + 1.000%), 04/25/2032	$4,448	0.0
12,852	(6)	Fannie Mae REMIC Trust 2002-41 S, 7.859%, (-1.000* US0001M + 7.950%), 07/25/2032	2,462	0.0
1,338		Fannie Mae REMIC Trust 2002-64 FJ, 1.092%, (US0001M + 1.000%), 04/25/2032	1,369	0.0
2,928		Fannie Mae REMIC Trust 2002-68 FH, 0.583%, (US0001M + 0.500%), 10/18/2032	2,947	0.0
472,626	(6)	Fannie Mae REMIC Trust 2002-77 JS, 7.918%, (-1.000* US0001M + 8.000%), 12/18/2032	111,324	0.1
12,144		Fannie Mae REMIC Trust 2002-84 FB, 1.092%, (US0001M + 1.000%), 12/25/2032	12,432	0.0
12,143		Fannie Mae REMIC Trust 2003-11 FA, 1.092%, (US0001M + 1.000%), 09/25/2032	12,317	0.0
2,647		Fannie Mae REMIC Trust 2003-116 FA, 0.492%, (US0001M + 0.400%), 11/25/2033	2,662	0.0
16,787	(6)	Fannie Mae REMIC Trust 2003-13 IO, 7.000%, 03/25/2033	4,199	0.0
Principal Amount†			Value	Percentage of Net Assets
13,009	(6)	Fannie Mae REMIC Trust 2003-26 IK, 7.000%, 04/25/2033	$2,714	0.0
1,506	(6)	Fannie Mae REMIC Trust 2003-52 NS, 7.009%, (-1.000* US0001M + 7.100%), 06/25/2023	29	0.0
302,040	(6)	Fannie Mae REMIC Trust 2004-56 SE, 7.459%, (-1.000* US0001M + 7.550%), 10/25/2033	65,273	0.0
19,165		Fannie Mae REMIC Trust 2005-25 PS, 27.757%, (-4.400* US0001M + 28.160%), 04/25/2035	33,847	0.0
7,966	(6)	Fannie Mae REMIC Trust 2005-40 SB, 6.659%, (-1.000* US0001M + 6.750%), 05/25/2035	1,196	0.0
15,931		Fannie Mae REMIC Trust 2005-71 DB, 4.500%, 08/25/2025	16,416	0.0
110,491		Fannie Mae REMIC Trust 2005-74 DK, 23.634%, (-4.000* US0001M + 24.000%), 07/25/2035	168,646	0.1
241,861		Fannie Mae REMIC Trust 2005-87 SB, 23.498%, (-3.667* US0001M + 23.833%), 10/25/2035	378,844	0.2

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
		United States (continued)
133,393		Fannie Mae REMIC Trust 2006-104 ES, 32.993%, (-5.000* US0001M + 33.450%), 11/25/2036	$259,406	0.2
10,083		Fannie Mae REMIC Trust 2006-11 PS, 24.231%, (-3.667* US0001M + 24.567%), 03/25/2036	16,792	0.0
24,209		Fannie Mae REMIC Trust 2006-46 SW, 23.864%, (-3.667* US0001M + 24.199%), 06/25/2036	37,208	0.0
5,307,938	(6)	Fannie Mae REMIC Trust 2006-51 SA, 6.479%, (-1.000* US0001M + 6.570%), 06/25/2036	1,040,971	0.6
49,005	(6)	Fannie Mae REMIC Trust 2006-90 SX, 7.139%, (-1.000* US0001M + 7.230%), 09/25/2036	9,154	0.0
5,600,822	(6)	Fannie Mae REMIC Trust 2007-116 DI, 5.849%, (-1.000* US0001M + 5.940%), 01/25/2038	1,121,337	0.7
37,984	(6)	Fannie Mae REMIC Trust 2007-88 XI, 6.449%, (-1.000* US0001M + 6.540%), 06/25/2037	8,543	0.0
Principal Amount†			Value	Percentage of Net Assets
480,424	(6)	Fannie Mae REMIC Trust 2007-89 SB, 6.459%, (-1.000* US0001M + 6.550%), 09/25/2037	$74,268	0.1
1,003,862	(6)	Fannie Mae REMIC Trust 2007-94 SG, 6.359%, (-1.000* US0001M + 6.450%), 10/25/2037	201,447	0.1
248,774		Fannie Mae REMIC Trust 2010-109 SN, 24.539%, (-5.000* US0001M + 25.000%), 10/25/2040	678,064	0.4
49,376		Fannie Mae REMIC Trust 2010-155 PL, 5.000%, 07/25/2040	55,389	0.0
2,077,444	(6)	Fannie Mae REMIC Trust 2011-55 SK, 6.469%, (-1.000* US0001M + 6.560%), 06/25/2041	475,833	0.3
1,566,083	(6)	Fannie Mae REMIC Trust 2011-86 NS, 5.859%, (-1.000* US0001M + 5.950%), 09/25/2041	272,060	0.2
378,916	(6)	Fannie Mae REMIC Trust 2012-10 US, 6.359%, (-1.000* US0001M + 6.450%), 02/25/2042	75,051	0.1
774,586	(6)	Fannie Mae REMIC Trust 2012-110 JI, 4.000%, 06/25/2042	105,486	0.1

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
		United States (continued)
1,995,080	(6)	Fannie Mae REMIC Trust 2012-133 PS, 6.109%, (-1.000* US0001M + 6.200%), 03/25/2042	$230,949	0.1
1,541,318	(6)	Fannie Mae REMIC Trust 2012-144 SB, 6.009%, (-1.000* US0001M + 6.100%), 01/25/2043	354,462	0.2
933,944	(6)	Fannie Mae REMIC Trust 2012-27 SB, 5.889%, (-1.000* US0001M + 5.980%), 11/25/2041	122,074	0.1
933,925	(6)	Fannie Mae REMIC Trust 2013-64 LI, 3.000%, 06/25/2033	93,870	0.1
4,408,334	(6)	Fannie Mae REMICS 2012-138 DI, 3.000%, 12/25/2027	233,467	0.2
14,235,326	(6)	Fannie Mae REMICS 2019-15 SA, 5.909%, (-1.000* US0001M + 6.000%), 04/25/2049	2,668,994	1.6
17,073,033	(6)	Fannie Mae REMICS 2021-4 IN, 2.500%, 02/25/2051	2,356,495	1.4
4,835,815	(6)	Freddie Mac 3502 DL, 5.927%, (-1.000* US0001M + 6.000%), 01/15/2039	993,530	0.6
179,203		Freddie Mac REMIC Trust 1360 PZ, 7.500%, 09/15/2022	184,318	0.1
Principal Amount†			Value	Percentage of Net Assets
8,690		Freddie Mac REMIC Trust 1674 Z, 6.750%, 02/15/2024	$9,171	0.0
20,375		Freddie Mac REMIC Trust 1897 K, 7.000%, 09/15/2026	22,501	0.0
5,035	(6)	Freddie Mac REMIC Trust 2035 PE, 7.000%, 03/15/2028	824	0.0
27,919	(6)	Freddie Mac REMIC Trust 2049 PL, 7.000%, 04/15/2028	4,527	0.0
13,377		Freddie Mac REMIC Trust 2122 F, 0.523%, (US0001M + 0.450%), 02/15/2029	13,433	0.0
37,710	(6)	Freddie Mac REMIC Trust 2134 SB, 7.627%, (-1.000* US0001M + 7.700%), 03/15/2029	5,000	0.0
43,503	(6)	Freddie Mac REMIC Trust 2136 SG, 7.577%, (-1.000* US0001M + 7.650%), 03/15/2029	7,337	0.0
53,691	(6)	Freddie Mac REMIC Trust 2177 SB, 8.877%, (-1.000* US0001M + 8.950%), 08/15/2029	10,415	0.0
7,414		Freddie Mac REMIC Trust 2344 FP, 1.023%, (US0001M + 0.950%), 08/15/2031	7,598	0.0

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets
	United States (continued)
3,048	Freddie Mac REMIC Trust 2412 GF, 1.023%, (US0001M + 0.950%), 02/15/2032	$3,119	0.0
27,561	Freddie Mac REMIC Trust 2415 ZA, 6.500%, 02/15/2032	32,725	0.0
3,999	Freddie Mac REMIC Trust 2464 FI, 1.073%, (US0001M + 1.000%), 02/15/2032	4,092	0.0
4,102	Freddie Mac REMIC Trust 2470 LF, 1.073%, (US0001M + 1.000%), 02/15/2032	4,197	0.0
5,704	Freddie Mac REMIC Trust 2471 FD, 1.073%, (US0001M + 1.000%), 03/15/2032	5,836	0.0
4,638	Freddie Mac REMIC Trust 2504 FP, 0.573%, (US0001M + 0.500%), 03/15/2032	4,670	0.0
15,900	Freddie Mac REMIC Trust 2551 LF, 0.573%, (US0001M + 0.500%), 01/15/2033	16,137	0.0
18,926	Freddie Mac REMIC Trust 2676 KY, 5.000%, 09/15/2023	19,586	0.0
208,188	Freddie Mac REMIC Trust 2750 XG, 5.000%, 02/15/2034	238,774	0.2
181,653	Freddie Mac REMIC Trust 2890 PE, 5.000%, 11/15/2034	206,191	0.1
Principal Amount†			Value	Percentage of Net Assets
37,977		Freddie Mac REMIC Trust 3001 HT, 8.000%, (-6.667* US0001M + 44.667%), 05/15/2035	$43,523	0.0
35,730	(6)	Freddie Mac REMIC Trust 3004 SB, 6.077%, (-1.000* US0001M + 6.150%), 07/15/2035	4,847	0.0
8,197		Freddie Mac REMIC Trust 3025 SJ, 24.483%, (-3.667* US0001M + 24.750%), 08/15/2035	14,010	0.0
553,804	(6)	Freddie Mac REMIC Trust 3223 S, 5.877%, (-1.000* US0001M + 5.950%), 10/15/2036	95,078	0.1
1,535,229	(6)	Freddie Mac REMIC Trust 3505 SA, 5.927%, (-1.000* US0001M + 6.000%), 01/15/2039	312,907	0.2
1,410,259	(6)	Freddie Mac REMIC Trust 3702 S, 4.377%, (-1.000* US0001M + 4.450%), 05/15/2036	175,757	0.1
995,734	(6)	Freddie Mac REMIC Trust 3925 SD, 5.977%, (-1.000* US0001M + 6.050%), 07/15/2040	104,940	0.1

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
		United States (continued)
738,485	(6)	Freddie Mac REMIC Trust 4136 SW, 6.177%, (-1.000* US0001M + 6.250%), 11/15/2032	$113,190	0.1
413,626	(6)	Freddie Mac REMIC Trust 4161 CI, 4.000%, 02/15/2043	65,136	0.0
5,474,893	(6)	Freddie Mac REMIC Trust 4194 GI, 4.000%, 04/15/2043	788,671	0.5
8,753,990	(6)	Freddie Mac REMICS 3582 SL, 6.077%, (-1.000* US0001M + 6.150%), 10/15/2039	1,761,086	1.1
633,904	(6)	Freddie Mac Series 4120 IK, 3.000%, 10/15/2032	61,718	0.0
212,768	(1)	Freddie Mac STACR 2019- HQA3 M2, 1.942%, (US0001M + 1.850%), 09/25/2049	213,796	0.1
800,000	(1)	Freddie Mac Stacr Remic Trust 2020-HQA2 M2, 3.192%, (US0001M + 3.100%), 03/25/2050	813,483	0.5
260,254	(1)	Freddie Mac STACR Trust 2019-DNA3 M2, 2.142%, (US0001M + 2.050%), 07/25/2049	262,809	0.2
361,960	(1)	Freddie Mac Stacr Trust 2019-HQA1 M2, 2.442%, (US0001M + 2.350%), 02/25/2049	366,038	0.2
Principal Amount†			Value	Percentage of Net Assets
139,144		Freddie Mac Structured Agency Credit Risk Debt Notes 2015- DNA2 M3, 3.992%, (US0001M + 3.900%), 12/25/2027	$141,551	0.1
303,804		Freddie Mac Structured Agency Credit Risk Debt Notes 2016-HQA1 M3, 6.442%, (US0001M + 6.350%), 09/25/2028	323,656	0.2
18,987	(4)	Freddie Mac Whole Loan Securities Trust 2016-SC02 M1, 3.625%, 10/25/2046	19,277	0.0
242,912		Ginnie Mae Series 2007-8 SP, 21.746%, (-3.242* US0001M + 22.048%), 03/20/2037	391,395	0.2
1,109,284	(6)	Ginnie Mae Series 2010-68 MS, 5.757%, (-1.000* US0001M + 5.850%), 06/20/2040	206,626	0.1
842,863	(6)	Ginnie Mae Series 2012-97 SC, 6.625%, (-1.000* US0001M + 6.700%), 07/16/2041	139,610	0.1
10,520,276	(6)	Ginnie Mae Series 2014-133 BS, 5.507%, (-1.000* US0001M + 5.600%), 09/20/2044	1,715,986	1.0

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

Principal Amount†				Value	Percentage of Net Assets
			United States (continued)
163,997			GreenPoint Mortgage Funding Trust 2006-AR3 4A1, 0.512%, (US0001M + 0.210%), 04/25/2036	$160,587	0.1
42,033	(1	),(4)	GS Mortgage- Backed Securities Corp. Trust 2019-PJ2 A1, 4.000%, 11/25/2049	42,279	0.0
42,775	(1	),(4)	GS Mortgage- Backed Securities Corp. Trust 2019-PJ3 A1, 3.500%, 03/25/2050	43,443	0.0
487,520	(1	),(4)	GS Mortgage- Backed Securities Corp. Trust 2020-PJ3 B1A, 3.459%, 10/25/2050	509,028	0.3
11,984	(4)		GSR Mortgage Loan Trust 2005-AR6 1A4, 2.793%, 09/25/2035	12,126	0.0
439,332			IndyMac INDX Mortgage Loan Trust 2006-AR2 1A1B, 0.512%, (US0001M + 0.420%), 04/25/2046	417,780	0.3
547,937	(4)		JP Morgan Mortgage Trust 2005-A4 B1, 2.646%, 07/25/2035	549,712	0.3
45,577	(4)		JP Morgan Mortgage Trust 2007-A1 7A1, 2.664%, 07/25/2035	46,234	0.0
72,331	(1	),(4)	JP Morgan Mortgage Trust 2017-3 1A13, 3.500%, 08/25/2047	73,509	0.1
269,552	(1	),(4)	JP Morgan Mortgage Trust 2017-3 B1, 3.791%, 08/25/2047	278,845	0.2
Principal Amount†				Value	Percentage of Net Assets
500,000	(1	),(4)	JP Morgan Mortgage Trust 2019-8 A5, 3.500%, 03/25/2050	$508,147	0.3
88,403	(1	),(4)	JP Morgan Mortgage Trust 2019- INV3 A15, 3.500%, 05/25/2050	90,130	0.1
51,174	(1	),(4)	JP Morgan Mortgage Trust 2019- LTV2 A18, 4.000%, 12/25/2049	51,671	0.0
84,671	(1	),(4)	JP Morgan Mortgage Trust 2019- LTV3 A15, 3.500%, 03/25/2050	85,891	0.1
138,105			Lehman XS Trust Series 2005-5N 1A2, 0.452%, (US0001M + 0.360%), 11/25/2035	130,117	0.1
46,400	(4)		MASTR Adjustable Rate Mortgages Trust 2006-2 1A1, 2.638%, 04/25/2036	46,576	0.0
198,492	(1	),(4)	Morgan Stanley Residential Mortgage Loan Trust 2021-2 A9, 2.500%, 05/25/2051	200,482	0.1
1,688,984	(4	),(6)	RALI Series Trust 2006-QO1 X2, 2.191%, 02/25/2046	158,425	0.1
18,999	(1	),(4)	Sequoia Mortgage Trust 2018-CH1 A19, 4.000%, 02/25/2048	19,269	0.0
4,493,607	(4	),(6)	WaMu Mortgage Pass-Through Certificates Series 2005-AR11 X, 1.765%, 08/25/2045	189,946	0.1

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

Principal Amount†				Value	Percentage of Net Assets
			United States (continued)
28,116	(4)		WaMu Mortgage Pass-Through Certificates Series 2006- AR12 1A1, 3.066%, 10/25/2036	$28,269	0.0
479,471	(4)		WaMu Mortgage Pass-Through Certificates Series 2006- AR16 3A1, 3.103%, 12/25/2036	463,740	0.3
94,327	(4)		WaMu Mortgage Pass-Through Certificates Series 2006- AR8 1A4, 3.076%, 08/25/2046	93,904	0.1
209,802	(4)		WaMu Mortgage Pass-Through Certificates Series 2007- HY2 1A1, 3.050%, 12/25/2036	210,449	0.1
63,245	(4)		WaMu Mortgage Pass-Through Certificates Series 2007- HY4 1A1, 2.716%, 04/25/2037	60,190	0.0
56,408			Wells Fargo Alternative Loan 2007- PA2 2A1, 0.522%, (US0001M + 0.430%), 06/25/2037	45,109	0.0
263,113	(1	),(4)	Wells Fargo Mortgage Backed Securities 2020-4 A17 Trust, 3.000%, 07/25/2050	267,214	0.2
Principal Amount†					Value	Percentage of Net Assets
	135,799	(1	),(4)	WinWater Mortgage Loan Trust 2015-5 B4, 3.760%, 08/20/2045	$135,837	0.1
				Total Collateralized Mortgage Obligations (Cost $26,858,364)	29,342,111	17.5
SOVEREIGN BONDS: 13.0%
				Australia: 0.2%
AUD	558,000	(1)		Queensland Treasury Corp., 1.750%, 07/20/2034	400,252	0.2
				China: 6.0%
CNY	13,660,000			China Government Bond, 2.850%, 06/04/2027	2,091,699	1.2
CNY	6,880,000			China Government Bond, 3.250%, 06/06/2026	1,079,842	0.6
CNY	29,640,000			China Government Bond, 3.250%, 11/22/2028	4,637,900	2.8
CNY	12,880,000			China Government Bond, 3.290%, 05/23/2029	2,019,873	1.2
CNY	1,780,000			China Government Bond, 4.080%, 10/22/2048	295,627	0.2
					10,124,941	6.0
				Germany: 0.3%
EUR	30,000			Bundesrepublik Deutschland Bundesanleihe, 0.500%, 02/15/2028	37,926	0.0
EUR	200,000			Bundesrepublik Deutschland Bundesanleihe, 1.250%, 08/15/2048	299,259	0.2
EUR	10,000			Bundesrepublik Deutschland Bundesanleihe, 2.000%, 08/15/2023	12,544	0.0
See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

Principal Amount†				Value	Percentage of Net Assets
			Germany (continued)
EUR	120,000		Bundesrepublik Deutschland Bundesanleihe, 5.800%, 08/15/2026	$146,569	0.1
				496,298	0.3
			Indonesia: 0.3%
IDR	6,452,000,000		Indonesia Treasury Bond, 8.375%, 04/15/2039	494,134	0.3
			Italy: 0.9%
EUR	438,000	(1)	Italy Buoni Poliennali Del Tesoro, 3.850%, 09/01/2049	756,903	0.4
EUR	438,000	(1)	Italy Buoni Poliennali Del Tesoro, 5.000%, 08/01/2034	765,578	0.5
				1,522,481	0.9
			Malaysia: 1.1%
MYR	7,864,000		Malaysia Government Bond, 3.828%, 07/05/2034	1,888,096	1.1
			Portugal: 1.0%
EUR	1,135,000	(1)	Portugal Obrigacoes do Tesouro OT, 2.250%, 04/18/2034	1,623,574	1.0
			Spain: 1.5%
EUR	870,000	(1)	Spain Government Bond, 1.450%, 04/30/2029	1,135,698	0.7
EUR	908,000	(1)	Spain Government Bond, 2.700%, 10/31/2048	1,413,707	0.8
				2,549,405	1.5
			Thailand: 0.4%
THB	17,994,000		Thailand Government Bond, 2.875%, 12/17/2028	621,395	0.4
Principal Amount†				Value	Percentage of Net Assets
			United Kingdom: 1.3%
GBP	1,500,000		United Kingdom Gilt, 4.000%, 03/07/2022	$2,131,470	1.3
			Total Sovereign Bonds (Cost $20,190,545)	21,852,046	13.0
U.S. GOVERNMENT AGENCY OBLIGATIONS: 9.6%
			Federal Home Loan Mortgage Corporation: 0.6%(7)
	500,655		3.500%, 01/01/2048	534,949	0.3
	127,382		4.000%, 09/01/2045	138,730	0.1
	74,442		4.000%, 09/01/2045	81,332	0.1
	62,112		4.000%, 09/01/2045	67,384	0.0
	47,091		4.000%, 09/01/2045	50,989	0.0
	84,015		4.000%, 05/01/2046	90,818	0.1
	7,552		5.000%, 12/01/2034	8,481	0.0
	21,050		6.000%, 02/01/2034	24,796	0.0
	406		6.500%, 02/01/2022	413	0.0
	764		6.500%, 09/01/2022	783	0.0
	1,717		6.500%, 08/01/2032	1,994	0.0
	5,646		6.500%, 07/01/2034	6,331	0.0
	4,248		6.500%, 07/01/2034	4,762	0.0
				1,011,762	0.6
			Federal National Mortgage Association: 0.1%(7)
	60,050		2.263%, (US0012M + 1.777%), 10/01/2036	63,823	0.1
			Government National Mortgage Association: 2.1%
	468,000	(8)	2.000%, 08/01/2051	475,806	0.3
	863,000	(8)	2.500%, 07/15/2051	893,138	0.5
	309,834		3.000%, 07/20/2050	323,936	0.2
	1,760,000	(8)	3.000%, 07/15/2051	1,836,484	1.1
	21,412		5.000%, 04/15/2034	24,655	0.0
	9,851		6.500%, 02/20/2035	11,724	0.0
				3,565,743	2.1

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

Principal Amount†				Value	Percentage of Net Assets
			Uniform Mortgage-Backed Securities: 6.8%
3,147,000	(8)		2.000%, 08/15/2051	$3,171,586	1.9
46,607			2.500%, 06/01/2030	48,948	0.0
33,926			2.500%, 06/01/2030	35,629	0.0
19,428			2.500%, 07/01/2030	20,397	0.0
3,715,000	(8)		2.500%, 07/15/2051	3,842,703	2.3
845,000	(8)		3.000%, 07/15/2051	880,863	0.5
1,900,000	(8)		3.500%, 07/15/2051	2,000,084	1.2
58,762			4.000%, 05/01/2045	64,094	0.1
994,667			4.000%, 04/01/2049	1,075,058	0.7
48,910			5.000%, 06/01/2041	55,461	0.0
7,630			5.500%, 09/01/2024	8,495	0.0
45,771			6.000%, 11/01/2034	54,331	0.0
76,086			6.000%, 04/01/2035	88,091	0.1
32,599			6.500%, 12/01/2029	36,537	0.0
14,024			6.500%, 01/01/2034	15,877	0.0
218			7.000%, 04/01/2033	246	0.0
11,722			7.500%, 09/01/2032	13,718	0.0
25,696			7.500%, 01/01/2033	29,559	0.0
				11,441,677	6.8
			Total U.S. Government Agency Obligations (Cost $16,002,021)	16,083,005	9.6
COMMERCIAL MORTGAGE-BACKED SECURITIES: 10.1%
			United States: 10.1%
6,763,892	(4	),(6)	BANK 2017-BNK5 XA, 1.195%, 06/15/2060	290,254	0.2
900,000	(1	),(4)	BANK 2017-BNK6 E, 2.785%, 07/15/2060	522,876	0.3
1,948,000	(1	),(4),(6)	BANK 2017-BNK6 XE, 1.500%, 07/15/2060	152,429	0.1
Principal Amount†				Value	Percentage of Net Assets
986,656	(4	),(6)	BANK 2019-BNK16 XA, 1.119%, 02/15/2052	$58,845	0.0
9,425,791	(4	),(6)	BANK 2019-BNK21 XA, 0.992%, 10/17/2052	552,883	0.3
8,020,000	(1	),(4),(6)	BBCCRE Trust 2015-GTP XA, 0.749%, 08/10/2033	195,763	0.1
210,000	(1)		Benchmark 2019-B9 D Mortgage Trust, 3.000%, 03/15/2052	197,109	0.1
1,190,196	(4	),(6)	Benchmark 2019-B9 XA Mortgage Trust, 1.208%, 03/15/2052	80,676	0.0
180,000	(1)		Benchmark 2020-B18 AGNE Mortgage Trust, 3.759%, 07/15/2053	184,723	0.1
2,987,394	(4	),(6)	Benchmark 2020-B18 XA Mortgage Trust, 1.919%, 07/15/2053	331,831	0.2
100,000	(1)		BX Commercial Mortgage Trust 2020- VKNG E, 2.173%, (US0001M + 2.100%), 10/15/2037	100,414	0.1
270,000	(1	),(4)	BX Trust 2019-OC11 E, 4.076%, 12/09/2041	282,782	0.2
1,658,429	(4	),(6)	CD 2016-CD1 Mortgage Trust XA, 1.527%, 08/10/2049	95,334	0.1
7,900,000	(4	),(6)	Citigroup Commercial Mortgage Trust 2016-C2 XB, 0.988%, 08/10/2049	314,953	0.2

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

Principal Amount†				Value	Percentage of Net Assets
			United States (continued)
3,068,351	(4	),(6)	Citigroup Commercial Mortgage Trust 2017-C4 XA, 1.231%, 10/12/2050	$149,266	0.1
8,960,618	(1	),(4),(6)	COMM 2012-LTRT XA, 1.003%, 10/05/2030	59,182	0.0
110,000	(1	),(4)	COMM 2013-CR10 E Mortgage Trust, 5.064%, 08/10/2046	108,570	0.1
10,700,216	(4	),(6)	COMM 2014-CR16 XA, 1.127%, 04/10/2047	260,458	0.1
570,000	(4)		COMM 2016-COR1 C, 4.510%, 10/10/2049	617,402	0.4
4,054,695	(4	),(6)	COMM 2016-CR28 XA, 0.781%, 02/10/2049	102,339	0.1
200,000	(4)		CSAIL 2015-C2 C Commercial Mortgage Trust, 4.327%, 06/15/2057	187,405	0.1
500,000			CSAIL Commercial Mortgage Trust 2021-C20 A3, 2.805%, 03/15/2054	530,311	0.3
281,458	(1)		DBUBS 2011-LC2A F Mortgage Trust, 3.742%, (US0001M + 3.650%), 07/10/2044	227,981	0.1
290,000	(1	),(4)	DBJPM 16-C3 Mortgage Trust, 3.631%, 08/10/2049	247,271	0.1
270,000	(1	),(4)	Fontainebleau Miami Beach Trust 2019-FBLU F, 4.095%, 12/10/2036	275,005	0.2
Principal Amount†				Value	Percentage of Net Assets
7,000,000	(4	),(6)	Freddie Mac Multifamily Structured Pass Through Certificates K035 X3, 1.849%, 12/25/2041	$259,798	0.1
4,086,992	(4	),(6)	Freddie Mac Multifamily Structured Pass Through Certificates K122 X1, 0.974%, 11/25/2030	290,809	0.2
2,098,462	(4	),(6)	Freddie Mac Multifamily Structured Pass Through Certificates K-1517 X1, 1.447%, 07/25/2035	308,325	0.2
2,109,000	(6)		Freddie Mac Multifamily Structured Pass Through Certificates KL06 XFX, 1.364%, 12/25/2029	193,978	0.1
34,325,995	(1	),(6)	FREMF Mortgage Trust 2012-K17 X2A, 0.100%, 12/25/2044	3,893	0.0
293,000	(1	),(4)	Grace Trust 2020-GRCE E, 2.769%, 12/10/2040	281,170	0.2
500,000	(1)		Great Wolf Trust 2019-WOLF E, 2.805%, (US0001M + 2.732%), 12/15/2036	491,932	0.3
180,000	(1)		GS Mortgage Securities Trust 2013-GC16 G, 3.500%, 11/10/2046	99,101	0.1
3,760,773	(4	),(6)	GS Mortgage Securities Trust 2013-GC16 XA, 1.193%, 11/10/2046	74,763	0.0

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

Principal Amount†				Value	Percentage of Net Assets
			United States (continued)
2,294,487	(4	),(6)	GS Mortgage Securities Trust 2017-GS6 XA, 1.176%, 05/10/2050	$121,777	0.1
410,000	(1	),(4)	GS Mortgage Securities Trust 2019-GC40 DBD, 3.668%, 07/10/2052	418,234	0.2
310,000	(1	),(4)	GS Mortgage Securities Trust 2019-GC40 DBE, 3.668%, 07/10/2052	309,967	0.2
5,133,488	(4	),(6)	GS Mortgage Securities Trust 2019-GC42 XA, 0.934%, 09/01/2052	287,254	0.2
861,478	(4	),(6)	GS Mortgage Securities Trust 2020-GC47 XA, 1.247%, 05/12/2053	77,646	0.0
1,740,000	(1	),(4)	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C5 E, 4.000%, 08/15/2046	1,302,034	0.8
3,681,299	(4	),(6)	JP Morgan Chase Commercial Mortgage Securities Trust 2012-CIBX XA, 1.543%, 06/15/2045	14,363	0.0
269,944	(1)		JP Morgan Chase Commercial Mortgage Securities Trust 2014-C20 A4A2, 3.538%, 07/15/2047	278,490	0.2
Principal Amount†				Value	Percentage of Net Assets
723,154	(1)		KKR Industrial Portfolio Trust 2020-AIP C, 1.706%, (US0001M + 1.633%), 03/15/2037	$725,201	0.4
140,000	(1	),(4)	LSTAR Commercial Mortgage Trust 2015-3 D, 3.367%, 04/20/2048	138,262	0.1
2,818,948	(1	),(4),(6)	LSTAR Commercial Mortgage Trust 2017-5 X, 1.139%, 03/10/2050	77,480	0.0
1,090,000	(1	),(4)	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C6 E, 4.755%, 11/15/2045	991,986	0.6
18,750,000	(1	),(4),(6)	Morgan Stanley Bank of America Merrill Lynch Trust 2014 C19 XB, 0.591%, 12/15/2047	298,530	0.2
1,709,763	(4	),(6)	Morgan Stanley Capital I Trust 2021-L5 XA, 1.425%, 05/15/2054	170,046	0.1
1,600,000	(1)		SFO Commercial Mortgage Trust 2021-555 A, 1.223%, (US0001M + 1.150%), 05/15/2038	1,605,958	1.0
700,000	(1)		SFO Commercial Mortgage Trust 2021-555 C, 1.873%, (US0001M + 1.800%), 05/15/2038	703,429	0.4

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

Principal Amount†				Value	Percentage of Net Assets
			United States (continued)
6,674,175	(4	),(6)	UBS Commercial Mortgage Trust 2018-C9 XA, 1.042%, 03/15/2051	$330,916	0.2
330,000	(1	),(4)	WFRBS Commercial Mortgage Trust 2013-C14 D, 4.102%, 06/15/2046	291,150	0.2
2,936,103	(1	),(4),(6)	WFRBS Commercial Mortgage Trust 2012-C8 XA, 1.941%, 08/15/2045	30,068	0.0
550,000	(1	),(4)	WFRBS Commercial Mortgage Trust 2013-C11 F, 4.383%, 03/15/2045	428,816	0.3
8,666,409	(4	),(6)	WFRBS Commercial Mortgage Trust 2014-C19 XA, 1.176%, 03/15/2047	171,377	0.1
			Total Commercial Mortgage- Backed Securities (Cost $17,282,538)	16,902,815	10.1
ASSET-BACKED SECURITIES: 9.4%
			United States: 9.4%
700,000	(1)		AGL CLO 11 Ltd. 2021-11A AJ, 1.526%, (US0003M + 1.350%), 04/15/2034	700,623	0.4
600,000	(1)		Allegro CLO IV Ltd. 2016-1A CR2, 2.146%, (US0003M + 2.000%), 01/15/2030	600,000	0.4
Principal Amount†			Value	Percentage of Net Assets
500,000	(1)	AMMC CLO 16 Ltd. 2015-16A CR2, 2.136%, (US0003M + 1.950%), 04/14/2029	$495,286	0.3
350,000	(1)	Ares XXVIIIR CLO Ltd. 2018-28RA A2, 1.590%, (US0003M + 1.400%), 10/17/2030	350,030	0.2
500,000	(1)	Barings Clo Ltd. 2019-4A C, 2.984%, (US0003M + 2.800%), 01/15/2033	501,302	0.3
412,500	(1)	BlueMountain CLO 2013-2A CR, 2.134%, (US0003M + 1.950%), 10/22/2030	408,989	0.2
250,000	(1)	BlueMountain CLO Ltd. 2021-28A C, 2.163%, (US0003M + 2.000%), 04/15/2034	248,802	0.1
250,000	(1)	BlueMountain CLO XXXI Ltd. 2021-31A A2, 1.576%, (US0003M + 1.400%), 04/19/2034	250,223	0.2
300,000	(1)	BlueMountain Fuji US Clo I Ltd. 2017-1A CR, 2.438%, (US0003M + 2.250%), 07/20/2029	299,246	0.2
1,000,000	(1)	Carlyle Global Market Strategies CLO 2016-1 Ltd. 2016-1A A1R2, 1.300%, (US0003M + 1.140%), 04/20/2034	1,000,721	0.6
250,000	(1)	Carlyle US Clo 2017-2A CR Ltd., 1.594%, (US0003M + 1.400%), 07/20/2031	250,006	0.2

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
		United States (continued)
400,000	(1)	CIFC Funding 2013-IA BR Ltd., 2.584%, (US0003M + 2.400%), 07/16/2030	$400,049	0.2
500,000	(1)	CIFC Funding 2020-2A A1 Ltd., 1.838%, (US0003M + 1.650%), 08/24/2032	500,851	0.3
240,309	(4)	Citigroup Mortgage Loan Trust 2006-WF1 A2E, 4.846%, 03/25/2036	151,444	0.1
400,000	(1)	Clear Creek CLO 2015-1A CR, 2.138%, (US0003M + 1.950%), 10/20/2030	399,776	0.2
650,000	(1)	Elevation CLO 2014-2A A1R Ltd., 1.414%, (US0003M + 1.230%), 10/15/2029	650,020	0.4
500,000	(1)	Galaxy XV CLO Ltd. 2013-15A CRR, 1.938%, (US0003M + 1.850%), 10/15/2030	500,003	0.3
400,000	(1)	Galaxy XXI CLO Ltd. 2015-21A CR, 1.938%, (US0003M + 1.750%), 04/20/2031	397,653	0.2
500,000	(1)	Jay Park CLO Ltd. 2016-1A BR, 2.188%, (US0003M + 2.000%), 10/20/2027	499,376	0.3
250,000	(1)	LCM XIV L.P. 14A AR, 1.228%, (US0003M + 1.040%), 07/20/2031	250,106	0.2
Principal Amount†				Value	Percentage of Net Assets
250,000	(1)		Madison Park Funding XXVII Ltd. 2018-27A B, 1.988%, (US0003M + 1.800%), 04/20/2030	$248,563	0.1
400,000	(1)		Madison Park Funding XXXI Ltd. 2018-31A C, 2.323%, (US0003M + 2.150%), 01/23/2031	400,025	0.2
250,000	(1)		Marble Point CLO XIV Ltd. 2018-2A A1R, 1.468%, (US0003M + 1.280%), 01/20/2032	250,074	0.2
200,000	(1	),(4)	Mill City Mortgage Loan Trust 2017-2 M2, 3.250%, 07/25/2059	210,929	0.1
250,000	(1)		Oak Hill Credit Partners 2021-8A C, 2.088%, (US0003M + 1.900%), 01/18/2034	249,600	0.2
500,000	(1)		OCP CLO 2014-5 A BR Ltd., 1.976%, (US0003M + 1.800%), 04/26/2031	496,461	0.3
250,000	(1)		Octagon Investment Partners 30 Ltd. 2017-1A BR, 2.138%, (US0003M + 1.950%), 03/17/2030	248,986	0.2
550,000	(1)		Octagon Investment Partners 31 Ltd. 2017-1A CR, 2.238%, (US0003M + 2.050%), 07/20/2030	549,440	0.3

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
		United States (continued)
350,000	(1)	Octagon Investment Partners 32 Ltd. 2017-1A A2R, 1.384%, (US0003M + 1.200%), 07/15/2029	$350,007	0.2
500,000	(1)	Palmer Square CLO 2020-2A A1A Ltd., 1.884%, (US0003M + 1.700%), 07/15/2031	500,142	0.3
1,200,000	(1)	Palmer Square CLO Ltd. 2021-2A A, 1.256%, (US0003M + 1.150%), 07/15/2034	1,201,219	0.7
440,000	(1)	Shackleton 2019-15A CR CLO Ltd., 2.334%, (US0003M + 2.150%), 01/15/2032	437,846	0.3
400,000	(1)	Sound Point Clo XIV Ltd. 2016-3A CR, 2.223%, (US0003M + 2.050%), 01/23/2029	398,710	0.2
400,000	(1)	Sound Point Clo XV Ltd. 2017-1A CR, 2.244%, (US0003M + 2.050%), 01/23/2029	400,010	0.2
250,000	(1)	THL Credit Wind River 2013-2A CR CLO Ltd., 2.190%, (US0003M + 2.000%), 10/18/2030	248,630	0.1
800,000	(1)	THL Credit Wind River 2019-1A AR CLO Ltd., 1.306%, (US0003M + 1.160%), 07/20/2034	800,084	0.5
		Total Asset- Backed Securities (Cost $15,774,103)	15,845,232	9.4
Principal Amount†				Value	Percentage of Net Assets
U.S. TREASURY OBLIGATIONS: 0.7%
			U.S. Treasury Bonds: 0.2%
	1,000		1.250%, 05/15/2050	$817	0.0
	1,700		1.625%, 11/15/2050	1,527	0.0
	247,000		1.875%, 02/15/2051	235,808	0.2
				238,152	0.2
			U.S. Treasury Notes: 0.5%
	102,000		0.125%, 05/31/2023	101,789	0.1
	1,000		0.125%, 10/15/2023	996	0.0
	237,000		0.250%, 06/15/2024	235,565	0.1
	39,000		0.375%, 09/30/2027	37,266	0.0
	162,000		0.875%, 06/30/2026	161,931	0.1
	88,200	(5)	1.125%, 02/15/2031	85,637	0.1
	152,000		1.250%, 06/30/2028	152,249	0.1
	83,600	(5)	1.625%, 05/15/2031	84,893	0.0
				860,326	0.5
			Total U.S. Treasury Obligations (Cost $1,088,057)	1,098,478	0.7
STRUCTURED NOTES: —%
			Russia: —%
RUB	3,719,550	(2)	Morgan Stanley & Co. International PLC - EM Whole Loan SA / Russian Federation Total Return Linked Bonds, Series 007, Cl. VR, 5.000%, 08/22/2034	—	—
			Total Structured Notes (Cost $133,583)	—	—

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

Shares				Value	Percentage of Net Assets
COMMON STOCK: 0.0%
			United States: 0.0%
2,149	(2	),(5),(9)	American Media, Inc.	$—	—
18	(9)		Ingevity Corp.	1,464	0.0
4,988			Resolute Forest Products, Inc.	60,854	0.0
120			WestRock Co.	6,386	0.0
			Total Common Stock (Cost $131,025)	68,704	0.0
MUTUAL FUNDS: 23.9%
			United States: 23.9%
752,146			Voya Emerging Markets Corporate Debt Fund - Class P	7,814,795	4.7
1,410,245			Voya Emerging Markets Hard Currency Debt Fund - Class P	13,749,886	8.2
1,127,336			Voya Emerging Markets Local Currency Debt Fund - Class P	7,553,150	4.5
1,353,646			Voya High Yield Bond Fund - Class P	10,978,070	6.5
			Total Mutual Funds (Cost $40,233,856)	40,095,901	23.9
PURCHASED OPTIONS(10): 0.0%
			Total Purchased Options (Cost $63,390)	68,686	0.0
			Total Long- Term Investments (Cost $171,652,918)	177,136,092	105.5
Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.7%
		Repurchase Agreements: 0.2%
414,615	(11)	Daiwa Capital Markets, Repurchase Agreement dated 06/30/21, 0.05%, due 07/01/21 (Repurchase Amount $414,616, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $422,907, due 11/30/21- 07/01/51) (Cost $414,615)	$414,615	0.2
Shares			Value	Percentage of Net Assets
		Mutual Funds: 0.5%
776,000	(12)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.030% (Cost $776,000)	$776,000	0.5
		Total Short- Term Investments (Cost $1,190,615)	1,190,615	0.7
		Total Investments in Securities (Cost $172,843,533)	$178,326,707	106.2
		Liabilities in Excess of Other Assets	(10,383,672)	(6.2)
		Net Assets	$167,943,035	100.0

†  Unless otherwise indicated, principal amount is shown in USD.

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

(1)  Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(2)  For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

(3)  Defaulted security.

(4)  Variable rate security. Rate shown is the rate in effect as of June 30, 2021.

(5)  Security, or a portion of the security, is on loan.

(6)  Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

(7)  The Federal Housing Finance Agency ("FHFA") placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

(8)  Represents or includes a TBA transaction.

(9)  Non-income producing security.

(10)  The tables within the Portfolio of Investments detail open purchased options which are non-income producing securities.

(11)  All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(12)  Rate shown is the 7-day yield as of June 30, 2021.

Currency Abbreviations:

AUD  Australian Dollar

CNY  Chinese Yuan

EUR  EU Euro

GBP  British Pound

IDR  Indonesian Rupiah

MXN  Mexican Peso

MYR  Malaysian Ringgit

RUB  Russian Ruble

THB  Thai Baht

ZAR  South African Rand

Reference Rate Abbreviations:

12MTA  12-month Treasury Average

US0001M  1-month LIBOR

US0003M  3-month LIBOR

US0012M  12-month LIBOR

Geographic Diversification
as of June 30, 2021
(as a percentage of net assets)

United States(1)	89.0%
China	6.0%
United Kingdom	1.8%
Spain	1.5%
Malaysia	1.1%
Portugal	1.0%
Italy	0.9%
France	0.7%
Japan	0.7%
Netherlands	0.6%
Countries between 0.0% - 0.4%^	2.2%
Liabilities in Excess of Other Assets*	(5.5)%
Net Assets	100.0%

^  Includes 12 countries, which each represents 0.0% - 0.4% of net assets.

*  Includes short-term investments and purchased options.

(1)  Includes 23.9% total investment in Voya Emerging Markets Corporate Debt Fund, Voya Emerging Markets Hard Currency Debt Fund, Voya Emerging Markets Local Currency Debt Fund and Voya High Yield Bond Fund.

Portfolio holdings are subject to change daily.

Sector Diversification	Percentage of Net Assets
Affiliated Investment Companies	23.9%
Collateralized Mortgage Obligations	17.5
Sovereign Bonds	13.0
Commercial Mortgage-Backed Securities	10.1
Other Asset-Backed Securities	9.4
Financial	7.1
Uniform Mortgage-Backed Securities	6.8
Consumer, Non-cyclical	3.8
U.S. Government Agency Obligations	2.8
Energy	2.4
Utilities	2.4
Communications	2.3
Industrial	1.3
Technology	1.1
U.S. Treasury Obligations	0.7
Consumer, Cyclical	0.6
Basic Materials	0.3
Communication Services	0.0
Materials	0.0
Purchased Options	0.0
Structured Notes	0.0
Short-Term Investments	0.7
Liabilities in Excess of Other Assets	(6.2)
Net Assets	100.0%

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2021
Asset Table
Investments, at fair value
Common Stock
United States	$68,704	$—	$—	$68,704
Total Common Stock	68,704	—	—	68,704
Mutual Funds	40,095,901	—	—	40,095,901
Purchased Options	—	68,686	—	68,686
Corporate Bonds/Notes	—	35,776,995	2,119	35,779,114
Collateralized Mortgage Obligations	—	29,342,111	—	29,342,111
Asset-Backed Securities	—	15,845,232	—	15,845,232
U.S. Government Agency Obligations	—	16,083,005	—	16,083,005
Commercial Mortgage-Backed Securities	—	16,902,815	—	16,902,815
Sovereign Bonds	—	21,852,046	—	21,852,046
U.S. Treasury Obligations	—	1,098,478	—	1,098,478
Structured Notes	—	—	—	—
Short-Term Investments	776,000	414,615	—	1,190,615
Total Investments, at fair value	$40,940,605	$137,383,983	$2,119	$178,326,707
Other Financial Instruments+
Centrally Cleared Swaps	—	1,992,381	—	1,992,381
Forward Foreign Currency Contracts	—	1,300,012	—	1,300,012
Futures	115,767	—	—	115,767
OTC Swaps	—	39,226	—	39,226
Total Assets	$41,056,372	$140,715,602	$2,119	$181,774,093
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$—	$(2,292,400)	$—	$(2,292,400)
Forward Foreign Currency Contracts	—	(3,159,837)	—	(3,159,837)
Futures	(308,561)	—	—	(308,561)
OTC Swaps	—	(9,709)	—	(9,709)
Written Options	—	(121,751)	—	(121,751)
Total Liabilities	$(308,561)	$(5,583,697)	$—	$(5,892,258)

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

+  Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2021, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/20	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/21	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Corporate Debt Fund — Class P	$7,704,709	$175,895	$—	$(65,809)	$7,814,795	$176,058	$—	$—
Voya Emerging Markets Hard Currency Debt Fund — Class P	13,865,056	350,182	1	(465,353)	13,749,886	350,323	—	—
Voya Emerging Markets Local Currency Debt Fund — Class P	7,896,804	120,572	—	(464,226)	7,553,150	120,572	—	—
Voya High Yield Bond Fund — Class P	10,589,497	295,443	—	93,130	10,978,070	295,443	—	—
	$40,056,066	$942,092	$1	$(902,258)	$40,095,901	$942,396	$—	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At June 30, 2021, the following forward foreign currency contracts were outstanding for Voya Global Bond Portfolio:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	587,719	NOK	4,860,540	Barclays Bank PLC	07/16/21	$23,165
GBP	164,815	USD	227,893	Barclays Bank PLC	07/16/21	105
USD	290,823	NOK	2,391,860	Barclays Bank PLC	07/16/21	13,007
USD	258,222	MXN	5,176,878	Barclays Bank PLC	07/23/21	(791)
KRW	2,244,175,069	USD	2,007,671	Barclays Bank PLC	08/06/21	(21,922)
USD	1,096,920	NOK	9,131,615	BNP Paribas	07/16/21	36,279
AUD	2,610,897	USD	2,022,558	BNP Paribas	07/16/21	(64,368)
USD	1,631,040	NZD	2,311,179	BNP Paribas	07/16/21	15,573
USD	1,012,711	SEK	8,462,619	BNP Paribas	07/16/21	23,735
USD	3,334,459	GBP	2,393,416	BNP Paribas	07/16/21	23,502
USD	728,035	CHF	652,582	BNP Paribas	07/16/21	22,462
EUR	27,724,263	USD	33,747,636	BNP Paribas	07/16/21	(863,837)
USD	758,715	CHF	680,317	BNP Paribas	07/16/21	23,154
NZD	6,151,301	USD	4,438,727	BNP Paribas	07/16/21	(139,094)
AUD	3,601,969	USD	2,794,660	BNP Paribas	07/16/21	(93,160)
USD	1,549,194	NOK	13,198,076	BNP Paribas	07/16/21	16,231
AUD	1,828,226	USD	1,378,821	BNP Paribas	07/16/21	(7,639)
CHF	651,783	USD	727,997	BNP Paribas	07/16/21	(23,287)
USD	711,701	EUR	583,557	BNP Paribas	07/16/21	19,542
CAD	555,438	USD	448,149	BNP Paribas	07/16/21	(74)
EUR	1,171,399	USD	1,391,950	BNP Paribas	07/16/21	(2,552)
GBP	2,105,397	USD	2,984,800	BNP Paribas	07/16/21	(72,277)
EUR	2,613,544	USD	3,184,682	BNP Paribas	07/16/21	(84,752)
EUR	918,838	USD	1,119,724	BNP Paribas	07/16/21	(29,888)
USD	1,415,317	AUD	1,859,983	BNP Paribas	07/16/21	20,318
USD	4,177,042	EUR	3,479,578	BNP Paribas	07/16/21	49,908
USD	949,923	GBP	669,578	BNP Paribas	07/16/21	23,656
CAD	2,019,809	USD	1,673,830	BNP Paribas	07/16/21	(44,438)
USD	2,415,689	NOK	20,648,389	BNP Paribas	07/16/21	17,369
AUD	886,202	USD	685,947	BNP Paribas	07/16/21	(21,290)
USD	2,257,049	NOK	18,658,165	BNP Paribas	07/16/21	89,895
USD	824,040	CAD	994,843	BNP Paribas	07/16/21	21,494
EUR	1,270,148	USD	1,514,525	BNP Paribas	07/16/21	(8,000)
USD	1,392,428	NZD	1,978,316	BNP Paribas	07/16/21	9,626
AUD	3,351,256	USD	2,543,560	BNP Paribas	07/16/21	(30,096)
USD	87,544	CZK	1,836,117	BNP Paribas	08/06/21	2,187
USD	151,044	HUF	43,692,117	BNP Paribas	08/06/21	3,682
USD	480,775	CAD	580,651	Brown Brothers Harriman & Co.	07/16/21	12,361
EUR	361,619	USD	440,627	Brown Brothers Harriman & Co.	07/16/21	(11,710)
GBP	676,298	USD	954,726	Brown Brothers Harriman & Co.	07/16/21	(19,162)
AUD	1,879,950	USD	1,420,497	Brown Brothers Harriman & Co.	07/16/21	(10,523)
AUD	889,987	USD	668,131	Brown Brothers Harriman & Co.	07/16/21	(635)
NOK	2,753,512	USD	330,234	Brown Brothers Harriman & Co.	07/16/21	(10,413)
EUR	921,229	USD	1,098,336	Brown Brothers Harriman & Co.	07/16/21	(5,664)
USD	1,095,652	AUD	1,412,657	Brown Brothers Harriman & Co.	07/16/21	36,151

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	600,103	NZD	858,397	Brown Brothers Harriman & Co.	07/16/21	$101
EUR	740,472	USD	885,134	Brown Brothers Harriman & Co.	07/16/21	(6,859)
AUD	1,371,817	USD	1,037,515	Brown Brothers Harriman & Co.	07/16/21	(8,643)
CHF	296,738	USD	328,770	Brown Brothers Harriman & Co.	07/16/21	(7,936)
USD	1,061,440	NZD	1,509,850	Brown Brothers Harriman & Co.	07/16/21	6,086
USD	2,676,063	EUR	2,241,739	Brown Brothers Harriman & Co.	07/16/21	17,132
DKK	3,145,127	USD	514,764	Brown Brothers Harriman & Co.	07/16/21	(13,113)
USD	338,242	CHF	302,408	Brown Brothers Harriman & Co.	07/16/21	11,278
GBP	1,009,010	USD	1,411,207	Brown Brothers Harriman & Co.	07/16/21	(15,382)
USD	451,743	NOK	3,759,607	Brown Brothers Harriman & Co.	07/16/21	15,063
JPY	19,403	USD	177	Brown Brothers Harriman & Co.	07/16/21	(3)
USD	3,251,974	GBP	2,288,015	Brown Brothers Harriman & Co.	07/16/21	86,824
USD	288,051	JPY	31,607,302	Brown Brothers Harriman & Co.	07/16/21	3,510
USD	1,963,962	CHF	1,759,936	Brown Brothers Harriman & Co.	07/16/21	61,113
JPY	237,547	USD	2,146	Brown Brothers Harriman & Co.	07/16/21	(8)
SEK	2,807,478	USD	339,188	Brown Brothers Harriman & Co.	07/16/21	(11,095)
HKD	379,429	USD	48,889	Brown Brothers Harriman & Co.	08/06/21	(17)
EUR	541,529	USD	661,309	Citibank N.A.	07/16/21	(19,000)
USD	3,151,744	NOK	27,308,603	Citibank N.A.	07/16/21	(20,162)
NOK	20,745,701	USD	2,442,812	Citibank N.A.	07/16/21	(33,190)
USD	703,436	NZD	1,004,028	Citibank N.A.	07/16/21	1,641
NOK	51,373,848	USD	6,059,716	Citibank N.A.	07/16/21	(92,621)
CAD	1,198,085	USD	992,409	Citibank N.A.	07/16/21	(25,907)
USD	431,296	GBP	304,560	Citibank N.A.	07/16/21	9,980
USD	1,386,677	GBP	979,969	Citibank N.A.	07/16/21	31,026
USD	2,763,618	NZD	3,841,052	Citibank N.A.	07/16/21	78,801
USD	2,601,820	NOK	22,324,475	Citibank N.A.	07/16/21	8,823
SEK	2,369,132	USD	287,063	Citibank N.A.	07/16/21	(10,196)
NZD	526,595	USD	377,381	Citibank N.A.	07/16/21	(9,302)
SEK	22,983,483	USD	2,780,689	Citibank N.A.	07/16/21	(94,747)
USD	683,985	AUD	879,819	Citibank N.A.	07/16/21	24,115
CAD	3,681,946	USD	3,052,540	Citibank N.A.	07/16/21	(82,292)
USD	581,837	CAD	705,711	Citibank N.A.	07/16/21	12,536
NZD	2,531,673	USD	1,825,437	Citibank N.A.	07/16/21	(55,850)
USD	189,128	COP	703,004,542	Citibank N.A.	07/23/21	2,002
CNY	3,921,496	USD	610,363	Citibank N.A.	08/06/21	(5,474)
ILS	792,296	USD	244,301	Citibank N.A.	08/06/21	(1,202)
USD	121,735	PEN	450,981	Credit Suisse International	07/23/21	4,385
USD	121,735	PEN	450,981	Credit Suisse International	07/23/21	4,385
JPY	2,692,820	USD	24,462	Deutsche Bank AG	07/16/21	(221)
USD	238,133	EUR	195,104	Deutsche Bank AG	07/16/21	6,720
USD	657,990	BRL	3,502,483	Goldman Sachs International	07/23/21	(44,591)
USD	1,879,604	MYR	7,721,050	Goldman Sachs International	08/06/21	22,712
USD	20,077	PHP	966,184	HSBC Bank USA N.A.	08/06/21	348
USD	103,966	TRY	893,433	HSBC Bank USA N.A.	08/06/21	3,248
JPY	2,635,747	USD	23,914	JPMorgan Chase Bank N.A.	07/16/21	(186)
USD	169,860	CLP	121,399,057	JPMorgan Chase Bank N.A.	07/23/21	4,641
USD	125,447	RON	509,854	JPMorgan Chase Bank N.A.	08/06/21	2,892
NOK	9,204,050	USD	1,110,091	Morgan Stanley Capital Services LLC	07/16/21	(41,036)
CHF	1,842,536	USD	2,046,137	Morgan Stanley Capital Services LLC	07/16/21	(53,981)
GBP	159,164	USD	221,715	Morgan Stanley Capital Services LLC	07/16/21	(1,534)
SEK	1,998,134	USD	234,846	Morgan Stanley Capital Services LLC	07/16/21	(1,336)
JPY	2,026,128,234	USD	18,575,803	Morgan Stanley Capital Services LLC	07/16/21	(335,835)
NOK	29,044,457	USD	3,519,142	Morgan Stanley Capital Services LLC	07/16/21	(145,616)
AUD	1,423,001	USD	1,079,439	Morgan Stanley Capital Services LLC	07/16/21	(12,179)
CHF	1,005,293	USD	1,121,455	Morgan Stanley Capital Services LLC	07/16/21	(34,529)
USD	810,549	EUR	662,909	Morgan Stanley Capital Services LLC	07/16/21	24,271
USD	2,351,117	AUD	3,032,289	Morgan Stanley Capital Services LLC	07/16/21	76,881
USD	652,839	NOK	5,394,743	Morgan Stanley Capital Services LLC	07/16/21	26,237
USD	2,620,966	CHF	2,349,109	Morgan Stanley Capital Services LLC	07/16/21	81,101
SEK	21,960,660	USD	2,656,489	Morgan Stanley Capital Services LLC	07/16/21	(90,077)
NOK	6,619,998	USD	796,446	Morgan Stanley Capital Services LLC	07/16/21	(27,530)
USD	747,877	ZAR	10,344,239	Morgan Stanley Capital Services LLC	08/06/21	26,729
USD	253,208	PLN	941,843	Morgan Stanley Capital Services LLC	08/06/21	6,158
CAD	703,818	USD	583,563	Standard Chartered Bank	07/16/21	(15,789)
CAD	574,179	USD	465,219	Standard Chartered Bank	07/16/21	(2,026)
USD	353,907	NZD	491,575	Standard Chartered Bank	07/16/21	10,306
USD	791,667	IDR	11,336,669,763	Standard Chartered Bank	08/06/21	16,477
USD	739,971	THB	23,053,643	Standard Chartered Bank	08/06/21	20,754
SGD	537,066	USD	404,916	Standard Chartered Bank	08/06/21	(5,522)
USD	320,952	RUB	23,348,652	Standard Chartered Bank	08/06/21	3,560
See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	2,539,423	USD	3,592,333	State Street Bank and Trust Co.	07/16/21	$(79,395)
GBP	635,138	USD	900,328	State Street Bank and Trust Co.	07/16/21	(21,702)
USD	877,863	NZD	1,213,209	State Street Bank and Trust Co.	07/16/21	29,855
SEK	10,420,102	USD	1,252,095	State Street Bank and Trust Co.	07/16/21	(34,360)
NZD	1,240,757	USD	893,323	State Street Bank and Trust Co.	07/16/21	(26,059)
AUD	621,411	USD	482,831	State Street Bank and Trust Co.	07/16/21	(16,769)
USD	776,796	CAD	957,246	State Street Bank and Trust Co.	07/16/21	4,580
EUR	2,360,913	USD	2,817,661	State Street Bank and Trust Co.	07/16/21	(17,377)
USD	2,072,464	NOK	17,693,425	State Street Bank and Trust Co.	07/16/21	17,365
USD	1,098,046	EUR	902,091	State Street Bank and Trust Co.	07/16/21	28,075
NZD	855,288	USD	619,482	State Street Bank and Trust Co.	07/16/21	(21,653)
NOK	2,771,009	USD	324,828	State Street Bank and Trust Co.	07/16/21	(2,974)
GBP	343,547	USD	486,481	State Street Bank and Trust Co.	07/16/21	(11,232)
USD	9,489	JPY	1,032,055	State Street Bank and Trust Co.	07/16/21	199
USD	433,769	SEK	3,671,520	State Street Bank and Trust Co.	07/16/21	4,700
NZD	1,218,672	USD	889,584	State Street Bank and Trust Co.	07/16/21	(37,757)
						$(1,859,825)

At June 30, 2021, the following futures contracts were outstanding for Voya Global Bond Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Australia 10-Year Bond	10	09/15/21	$1,058,849	$911
Australia 3-Year Bond	26	09/15/21	2,271,349	(7,207)
Canada 10-Year Bond	3	09/21/21	352,178	1,931
Euro-Bobl 5-Year	60	09/08/21	9,544,080	(3,569)
Euro-Buxl® 30-year German Government Bond	12	09/08/21	2,891,895	36,176
Euro-OAT	54	09/08/21	10,183,388	26,483
Euro-Schatz	45	09/08/21	5,983,637	(1,668)
Japanese Government Bonds 10-Year Mini	46	09/10/21	6,283,775	(869)
Long Gilt	18	09/28/11	3,189,609	28,170
Long-Term Euro-BTP	10	09/08/21	1,795,340	8,575
			$43,554,100	$88,933
Short Contracts:
Euro-Bund	(24)	09/08/21	(4,912,124)	(19,079)
Japan 10-Year Bond (TSE)	(3)	09/13/21	(4,096,224)	(2,255)
U.S. Treasury 10-Year Note	(38)	09/21/21	(5,035,000)	(6,683)
U.S. Treasury 2-Year Note	(6)	09/30/21	(1,321,922)	(105)
U.S. Treasury 5-Year Note	(47)	09/30/21	(5,801,195)	13,521
U.S. Treasury Long Bond	(10)	09/21/21	(1,607,500)	(33,771)
U.S. Treasury Ultra 10-Year Note	(103)	09/21/21	(15,161,922)	(233,355)
			$(37,935,887)	$(281,727)

At June 30, 2021, the following centrally cleared interest rate swaps were outstanding for Voya Global Bond Portfolio:

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	3-month CAD-CDOR	Semi-Annual	1.283%	Semi-Annual	04/14/30	CAD	2,300,000	$(71,134)	$(71,134)
Pay	3-month CAD-CDOR	Semi-Annual	2.960	Semi-Annual	11/21/44	CAD	1,000,000	116,471	116,471
Pay	6-month GBP-LIBOR	Semi-Annual	0.490	Semi-Annual	04/02/23	GBP	900,000	3,614	3,614
Pay	6-month GBP-LIBOR	Semi-Annual	2.899	Semi-Annual	08/22/44	GBP	2,000,000	1,045,846	1,045,846
Pay	6-month JPY-LIBOR	Semi-Annual	0.147	Semi-Annual	12/07/35	JPY	40,000,000	(3,131)	(3,131)
Pay	6-month JPY-LIBOR	Semi-Annual	0.583	Semi-Annual	02/13/44	JPY	277,200,000	101,557	101,557
Pay	1-month USD-LIBOR	Monthly	2.726	Monthly	12/27/28	USD	1,250,000	145,894	145,894
Pay	1-month USD-LIBOR	Monthly	2.466	Monthly	01/07/29	USD	584,000	57,145	57,145
Pay	3-month USD-LIBOR	Quarterly	1.997	Semi-Annual	06/25/29	USD	3,950,000	217,728	217,728
Pay	3-month USD-LIBOR	Quarterly	1.432	Semi-Annual	07/06/31	USD	2,263,400	—	—
Pay	3-month USD-LIBOR	Quarterly	1.442	Semi-Annual	07/06/31	USD	64,000	128	128
Pay	3-month USD-LIBOR	Quarterly	1.455	Semi-Annual	07/06/31	USD	1,308,700	4,231	4,231
Pay	3-month USD-LIBOR	Quarterly	1.459	Semi-Annual	07/06/31	USD	999,700	3,566	3,566
Pay	3-month USD-LIBOR	Quarterly	1.464	Semi-Annual	07/06/31	USD	420,500	1,705	1,705
Pay	1-month USD-LIBOR	Monthly	2.400	Monthly	10/27/32	USD	690,000	76,575	76,575

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	1-month USD-LIBOR	Monthly	2.488%	Monthly	10/27/47	USD	800,000	$155,676	$155,676
Receive	6-month GBP-LIBOR	Semi-Annual	0.581	Semi-Annual	04/02/50	GBP	200,000	36,838	36,838
Receive	6-month JPY-LIBOR	Semi-Annual	0.375	Semi-Annual	01/13/46	JPY	50,000,000	6,267	6,267
Receive	1-month USD-LIBOR	Monthly	1.493	Monthly	09/12/21	USD	11,000,000	(31,056)	(31,056)
Receive	1-month USD-LIBOR	Monthly	1.983	Monthly	10/27/22	USD	23,590,000	(569,912)	(569,912)
Receive	1-month USD-LIBOR	Monthly	2.816	Monthly	06/19/23	USD	1,716,000	(86,309)	(86,309)
Receive	1-month USD-LIBOR	Monthly	2.514	Monthly	01/24/25	USD	1,210,000	(82,175)	(82,175)
Receive	1-month USD-LIBOR	Monthly	2.728	Monthly	03/01/25	USD	4,110,000	(316,611)	(316,611)
Receive	1-month USD-LIBOR	Monthly	0.801	Monthly	05/19/26	USD	16,000,000	19,150	19,140
Receive	1-month USD-LIBOR	Monthly	2.210	Monthly	10/27/26	USD	3,590,000	(249,185)	(249,185)
Receive	1-month USD-LIBOR	Monthly	2.681	Monthly	02/02/28	USD	1,690,000	(178,916)	(178,916)
Receive	1-month USD-LIBOR	Monthly	1.115	Monthly	03/01/28	USD	2,000,000	(8,744)	(8,909)
Receive	1-month USD-LIBOR	Monthly	2.884	Monthly	06/19/28	USD	910,000	(111,967)	(111,967)
Receive	1-month USD-LIBOR	Monthly	3.099	Monthly	10/18/28	USD	780,000	(110,504)	(110,504)
Receive	1-month USD-LIBOR	Monthly	1.646	Monthly	10/30/29	USD	3,000,000	(109,923)	(109,923)
Receive	3-month USD-LIBOR	Quarterly	1.807	Semi-Annual	12/18/29	USD	2,250,000	(89,644)	(89,644)
Receive	3-month USD-LIBOR	Quarterly	1.461	Semi-Annual	07/06/31	USD	661,000	(2,509)	(2,509)
Receive	3-month USD-LIBOR	Quarterly	1.472	Semi-Annual	07/06/31	USD	1,537,900	(7,453)	(7,453)
Receive	3-month USD-LIBOR	Quarterly	1.508	Semi-Annual	07/06/31	USD	2,523,000	(20,994)	(20,994)
Receive	1-month USD-LIBOR	Monthly	2.390	Monthly	12/11/32	USD	400,000	(44,160)	(44,160)
Receive	1-month USD-LIBOR	Monthly	2.962	Monthly	04/30/33	USD	530,000	(93,213)	(93,213)
Receive	1-month USD-LIBOR	Monthly	3.148	Monthly	10/18/33	USD	520,000	(104,696)	(104,696)
								$(299,845)	$(300,020)

At June 30, 2021, the following OTC total return swaps were outstanding for Voya Global Bond Portfolio:

Pay/Receive Total Return(1)	Reference Entity	Reference Entity Payment Frequency	(Pay)/ Receive Financing Rate	Floating Rate Payment Frequency	Counterparty	Termination Date	Notional Amount		Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	Japanese Government 20-year Issue	At Maturity	(0.06)%	At Maturity	BNP Paribas Bank	09/10/21	JPY	50,000,000	$2,868	$—	$2,868
Receive	Japanese Government 5-year Issue	At Maturity	(0.07)%	At Maturity	BNP Paribas Bank	09/13/21	JPY	1,457,000,000	2,811	—	2,811
Receive	Japanese Government 20-year Issue	At Maturity	(0.03)%	At Maturity	Citibank N.A.	07/15/21	JPY	345,000,000	33,547	—	33,547
Receive	Japanese Government 30-year Issue	At Maturity	(0.06)%	At Maturity	Nomura Global Financial Products Inc.	08/20/21	JPY	230,000,000	(9,709)	—	(9,709)
									$29,517	$—	$29,517

At June 30, 2021, the following OTC purchased foreign currency options were outstanding for Voya Global Bond Portfolio:

Description	Counterparty	Expiration Date	Exercise Price		Notional Amount	Cost	Fair Value
Put AUD vs. Call USD	Standard Chartered Bank	09/17/21	0.733	USD	8,495,000	$63,390	$68,686
						$63,390	$68,686

At June 30, 2021, the following OTC written foreign currency options were outstanding for Voya Global Bond Portfolio:

Description	Counterparty	Expiration Date	Exercise Price		Notional Amount	Premiums Received	Fair Value
Put AUD vs. Call USD	Standard Chartered Bank	07/19/21	0.751	USD	4,854,000	$33,755	$(43,076)
						$33,755	$(43,076)

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

At June 30, 2021, the following OTC written interest rate swaptions were outstanding for Voya Global Bond Portfolio:

Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premiums Received	Fair Value
Call on 10-Year Interest Rate Swap(2)	BNP Paribas	Pay	1.450%	3-month USD-LIBOR	07/01/21	USD	4,565,000	$18,488	$(14,378)
Call on 10-Year Interest Rate Swap(2)	Morgan Stanley Capital Services LLC	Pay	1.740%	3-month USD-LIBOR	09/23/21	USD	4,235,000	27,242	(47,682)
Call on 10-Year Interest Rate Swap(2)	Morgan Stanley Capital Services LLC	Pay	1.420%	3-month USD-LIBOR	07/01/21	USD	4,565,000	24,309	(5,889)
Put on 10-Year Interest Rate Swap(3)	BNP Paribas	Receive	1.450%	3-month USD-LIBOR	07/01/21	USD	4,565,000	18,488	(1,843)
Put on 10-Year Interest Rate Swap(3)	Morgan Stanley Capital Services LLC	Receive	1.420%	3-month USD-LIBOR	07/01/21	USD	4,565,000	24,309	(6,428)
Put on 10-Year Interest Rate Swap(3)	Morgan Stanley Capital Services LLC	Receive	2.740%	3-month USD-LIBOR	09/23/21	USD	4,235,000	47,294	(2,455)
								$160,130	$(78,675)

(1)  The Portfolio will pay or receive the total return of the reference entity depending on whether the return is positive or negative. Where the Portfolio has elected to receive the total return of the reference entity if positive, it will be responsible for paying the floating rate and the total return of the reference entity, if negative. If the Portfolio has elected to pay the total return of the reference entity if positive, it will receive the floating rate and the total return of the reference entity, if negative.

(2)  Portfolio pays the exercise rate semi-annually and receives the floating rate index quarterly.

(3)  Portfolio receives the exercise rate semi-annually and pays the floating rate index quarterly.

Currency Abbreviations

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

CLP — Chilean Peso

COP — Colombian Peso

CNY — Chinese Yuan

CZK — Czech Koruna

DKK — Danish Krone

EUR — EU Euro

GBP — British Pound

HKD — Hong Kong Sar Dollar

HUF — Hungarian Forint

IDR — Indonesian Rupiah

ILS — Israeli New Shekel

JPY — Japanese Yen

KRW — South Korean Won

MXN — Mexican Peso

MYR — Malaysian Ringgit

NOK — Norwegian Krone

NZD — New Zealand Dollar

PEN — Peruvian Nuevo Sol

PHP — Philippine Peso

PLN — Polish Zloty

RON — Romanian New Leu

RUB — Russian Ruble

SEK — Swedish Krona

SGD — Singapore Dollar

THB — Thai Baht

TRY — Turkish Lira

USD — United States Dollar

ZAR — South African Rand

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2021 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Investments in securities at value*	$68,686
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	1,300,012
Interest rate contracts	Variation margin receivable on futures contracts**	115,767
Interest rate contracts	Variation margin receivable on centrally cleared swaps**	1,992,381
Interest rate contracts	Unrealized appreciation on OTC swap agreements	39,226
Total Asset Derivatives		$3,516,072
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$3,159,837
Interest rate contracts	Variation margin payable on futures contracts**	308,561
Interest rate contracts	Variation margin payable on centrally cleared swaps**	2,292,400
Interest rate contracts	Unrealized depreciation on OTC swap agreements	9,709
Interest rate contracts	Written options, at fair value	78,675
Foreign exchange contracts	Written options, at fair value	43,076
Total Liability Derivatives		$5,892,258

*  Includes purchased options.

**  The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day's unsettled variation margin is reported in receivables or payables on futures contracts and centrally cleared swaps and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2021 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Forward foreign currency contracts	Futures	Swaps	Written options	Total
Credit Contracts	$—	$—	$—	$(37,884)	$—	$(37,884)
Foreign exchange contracts	(132,345)	(449,234)	—	—	87,234	(494,345)
Interest rate contracts	68,183	—	365,210	(1,361,606)	836,293	(91,920)
Total	$(64,162)	$(449,234)	$365,210	$(1,399,490)	$923,527	$(624,149)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Forward foreign currency contracts	Futures	Swaps	Written options	Total
Equity contracts	$—	$—	$—	$—	$—	$—
Credit contracts	(5,673)	—	—	—	—	(5,673)
Foreign exchange contracts	48,634	(2,598,215)	—	—	(39,563)	(2,589,144)
Interest rate contracts	—	—	(275,596)	64,313	81,455	(129,828)
Total	$42,961	$(2,598,215)	$(275,596)	$64,313	$41,892	$(2,724,645)

*  Amounts recognized for purchased options are included in net realized gain (loss) on investments and net change in unrealized appreciation or depreciation on investments.

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2021:

	Barclays Bank PLC	BNP Paribas	Brown Brothers Harriman & Co.	Citibank N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA N.A.	JPMorgan Chase Bank N.A.	Morgan Stanley Capital Services LLC	Nomura Global Financial Products Inc.	Standard Chartered Bank	State Street Bank and Trust Co.	Totals
Assets:
Purchased options	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$68,686	$—	$68,686
Forward foreign currency contracts	36,277	418,613	249,619	168,924	8,770	6,720	22,712	3,596	7,533	241,377	—	51,097	84,774	1,300,012
Total return swaps	—	5,679	—	33,547	—	—	—	—	—	—	—	—	—	39,226
Total Assets	$36,277	$424,292	$249,619	$202,471	$8,770	$6,720	$22,712	$3,596	$7,533	$241,377	$—	$119,783	$84,774	$1,407,924
Liabilities:
Forward foreign currency contracts	$22,713	$1,484,752	$121,163	$449,943	$—	$221	$44,591	$—	$186	$743,653	$—	$23,337	$269,278	$3,159,837
Total return swaps	—	—	—	—	—	—	—	—	—	—	9,709	—	—	9,709
Written options	—	16,221	—	—	—	—	—	—	—	62,454	—	43,076	—	121,751
Total Liabilities	$22,713	$1,500,973	$121,163	$449,943	$—	$221	$44,591	$—	$186	$806,107	$9,709	$66,413	$269,278	$3,291,297
Net OTC derivative instruments by counterparty, at fair value	$13,564	$(1,076,681)	$128,456	$(247,472)	$8,770	$6,499	$(21,879)	$3,596	$7,347	$(564,730)	$(9,709)	$53,370	$(184,504)	$(1,883,373)
Total collateral pledged by the Portfolio/ (Received from counterparty)	$—	$860,000	$—	$247,472	$—	$—	$—	$—	$—	$420,000	$—	$—	$—	$1,527,472
Net Exposure(1)(2)	$13,564	$(216,681)	$128,456	$—	$8,770	$6,499	$(21,879)	$3,596	$7,347	$(144,730)	$(9,709)	$53,370	$(184,504)	$(355,901)

(1)  Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

(2)  At June 30, 2021 the Portfolio had pledged $290,000 in cash collateral to Citibank N.A. Excess cash collateral is not shown for financial reporting purposes.

At June 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $174,550,837.

Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$10,630,391
Gross Unrealized Depreciation	(9,135,826)
Net Unrealized Appreciation	$1,494,565

See Accompanying Notes to Financial Statements

VOYA INTERNATIONAL HIGH DIVIDEND    PORTFOLIO OF INVESTMENTS
LOW VOLATILITY PORTFOLIO   AS OF JUNE 30, 2021 (UNAUDITED)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 97.7%
	Australia: 8.1%
44,381	ASX Ltd.	$2,587,226	0.6
759,271	Aurizon Holdings Ltd.	2,114,837	0.5
580,007	AusNet Services Ltd.	760,199	0.2
250,061	Australia & New Zealand Banking Group Ltd.	5,278,274	1.2
79,020	BHP Group Ltd.	2,874,777	0.7
280,274	Brambles Ltd.	2,405,301	0.5
8,110	CSL Ltd.	1,734,477	0.4
199,519	Fortescue Metals Group Ltd.	3,485,389	0.8
162,654	Goodman Group	2,574,114	0.6
685,069	Medibank Pvt Ltd.	1,624,181	0.4
67,519	Rio Tinto Ltd.	6,401,187	1.5
155,964	Telstra Corp., Ltd.	439,880	0.1
55,097	Wesfarmers Ltd.	2,442,623	0.6
		34,722,465	8.1
	Austria: 0.4%
27,389	OMV AG	1,563,019	0.4
	Belgium: 0.5%
4,465	Groupe Bruxelles Lambert S.A.	499,951	0.1
17,427	UCB S.A.	1,825,154	0.4
		2,325,105	0.5
	China: 0.7%
830,500	BOC Hong Kong Holdings Ltd.	2,814,823	0.7
	Denmark: 2.8%
561	AP Moller - Maersk A/S - Class B	1,615,068	0.4
132,189	Danske Bank A/S	2,327,970	0.6
9,655	DSV PANALPINA A/S	2,253,844	0.5
35,751	Novozymes A/S	2,697,400	0.6
117,104	Tryg A/S	2,876,398	0.7
		11,770,680	2.8
	Finland: 2.7%
43,144	Elisa OYJ	2,574,638	0.6
36,047	Kone Oyj	2,941,941	0.7
378,998	Nordea Bank Abp	4,220,490	1.0
39,085	Orion Oyj	1,680,435	0.4
		11,417,504	2.7
	France: 8.6%
25,513	Air Liquide SA	4,473,695	1.0
45,173	BNP Paribas	2,835,035	0.7
36,454	Bouygues SA	1,350,249	0.3
Shares			Value	Percentage of Net Assets
27,371	(1)	Bureau Veritas SA	$866,660	0.2
22,929		Cie de Saint-Gobain	1,513,215	0.4
19,631		Cie Generale des Etablissements Michelin SCA	3,133,009	0.7
10,403		Dassault Systemes SE	2,524,763	0.6
160,859		Engie SA	2,205,787	0.5
6,142	(2)	Iliad SA	899,914	0.2
20,595		Legrand S.A.	2,182,722	0.5
246,313		Orange SA	2,811,111	0.7
51,930		Sanofi	5,455,888	1.3
12,895		Schneider Electric SE	2,032,822	0.5
51,434	(1)	SCOR SE	1,637,405	0.4
8,049		SEB SA	1,456,088	0.3
33,938	(2)	Vivendi SE	1,140,285	0.3
			36,518,648	8.6
		Germany: 8.9%
32,645		Bayerische Motoren Werke AG	3,460,869	0.8
36,835		Daimler AG	3,291,518	0.8
14,297		Deutsche Boerse AG	2,495,482	0.6
83,513		Deutsche Post AG	5,687,617	1.3
220,137		Deutsche Telekom AG	4,655,888	1.1
35,154		E.ON AG	406,720	0.1
16,882		GEA Group AG	684,060	0.2
16,289		Hannover Rueck SE	2,726,903	0.6
14,520		LEG Immobilien SE	2,090,248	0.5
5,764		Merck KGaA	1,105,972	0.3
6,638		Muenchener Rueckversicherungs- Gesellschaft AG	1,819,211	0.4
40,494		RWE AG	1,468,196	0.3
13,731		Siemens AG	2,180,187	0.5
18,516		Symrise AG	2,580,325	0.6
363,029		Telefonica Deutschland Holding AG	958,295	0.2
39,384		Vonovia SE	2,545,206	0.6
			38,156,697	8.9
		Hong Kong: 3.1%
218,500		CK Infrastructure Holdings Ltd.	1,301,587	0.3
306,500		CLP Holdings Ltd.	3,029,093	0.7
437,500		HK Electric Investments & HK Electric Investments Ltd. - Stapled Security	443,332	0.1
869,000		HKT Trust & HKT Ltd. - Stapled Security	1,183,644	0.3

See Accompanying Notes to Financial Statements

VOYA INTERNATIONAL HIGH DIVIDEND   PORTFOLIO OF INVESTMENTS
LOW VOLATILITY PORTFOLIO   AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
		Hong Kong (continued)
34,800		Hong Kong Exchanges and Clearing Ltd.	$2,071,636	0.5
253,000		Hongkong Land Holdings Ltd. - HKHGF	1,204,896	0.3
449,500		Power Assets Holdings Ltd.	2,758,160	0.6
76,500		Sun Hung Kai Properties Ltd.	1,136,939	0.3
			13,129,287	3.1
		Ireland: 0.6%
34,217		CRH PLC	1,730,395	0.4
16,703		Smurfit Kappa PLC	908,363	0.2
			2,638,758	0.6
		Israel: 1.4%
312,162	(1)	Bank Hapoalim BM	2,506,230	0.6
342,734	(1)	Bank Leumi Le-Israel BM	2,604,341	0.6
202,966	(1)	Israel Discount Bank Ltd.	966,896	0.2
			6,077,467	1.4
		Italy: 5.7%
171,802		Assicurazioni Generali S.p.A.	3,449,210	0.8
103,329		Enel S.p.A.	960,222	0.2
315,507		ENI S.p.A.	3,846,508	0.9
139,177	(1)	FinecoBank Banca Fineco SpA	2,428,817	0.6
1,605,065		Intesa Sanpaolo SpA	4,440,145	1.0
191,251	(3)	Poste Italiane SpA	2,531,308	0.6
28,131		Recordati Industria Chimica e Farmaceutica SpA	1,609,153	0.4
421,544		Snam SpA	2,438,524	0.6
376,601		Terna SPA	2,808,566	0.6
			24,512,453	5.7
		Japan: 24.1%
125,200		Ajinomoto Co., Inc.	3,252,650	0.8
71,000		Capcom Co., Ltd.	2,075,233	0.5
35,500		Chubu Electric Power Co., Inc.	434,330	0.1
55,500		Dai Nippon Printing Co., Ltd.	1,174,461	0.3
4,800		Daito Trust Construction Co., Ltd.	523,692	0.1
56,500		Daiwa House Industry Co., Ltd.	1,698,870	0.4
717,500		ENEOS Holdings, Inc.	3,006,901	0.7
Shares			Value	Percentage of Net Assets
55,500		Honda Motor Co., Ltd.	$1,785,060	0.4
17,800		Hoya Corp.	2,354,412	0.6
109,300		Idemitsu Kosan Co., Ltd.	2,640,766	0.6
103,200		Itochu Corp.	2,977,806	0.7
217,900		Japan Post Bank Co. Ltd.	1,832,618	0.4
165,600	(2)	Japan Tobacco, Inc.	3,129,562	0.7
13,900		KDDI Corp.	433,064	0.1
9,600		Konami Holdings Corp.	574,943	0.1
25,300		Lawson, Inc.	1,171,809	0.3
58,500		Lixil Corp.	1,513,826	0.4
111,000		Mitsubishi Corp.	3,032,104	0.7
1,047,000		Mitsubishi UFJ Financial Group, Inc.	5,639,412	1.3
200,100		Mizuho Financial Group, Inc.	2,867,934	0.7
52,900		MS&AD Insurance Group Holdings, Inc.	1,529,456	0.4
24,000		NEC Corp.	1,234,905	0.3
3,800		Nintendo Co., Ltd.	2,198,957	0.5
7,100		Nippon Shinyaku Co., Ltd.	564,859	0.1
151,200		Nippon Telegraph & Telephone Corp.	3,953,153	0.9
11,600		Nitori Co., Ltd.	2,048,527	0.5
17,300		Nitto Denko Corp.	1,288,339	0.3
59,100		Nomura Real Estate Holdings, Inc.	1,496,933	0.4
133,400		Osaka Gas Co., Ltd.	2,489,097	0.6
42,600	(2)	Otsuka Holdings Co. Ltd.	1,768,838	0.4
5,100		Rohm Co., Ltd.	469,342	0.1
35,900		Santen Pharmaceutical Co., Ltd.	495,479	0.1
33,500		Secom Co., Ltd.	2,553,390	0.6
126,600		Sekisui House Ltd.	2,599,702	0.6
2,800		SMC Corp.	1,656,465	0.4
324,500		SoftBank Corp.	4,242,834	1.0
27,200		Sohgo Security Services Co., Ltd.	1,239,252	0.3
181,100		Sumitomo Corp.	2,428,268	0.6
106,100		Sumitomo Electric Industries Ltd.	1,567,089	0.4
129,300		Sumitomo Mitsui Financial Group, Inc.	4,457,226	1.1
85,700		Sumitomo Mitsui Trust Holdings, Inc.	2,733,848	0.6
98,800		T&D Holdings, Inc.	1,282,117	0.3
131,600		Tohoku Electric Power Co., Inc.	1,031,799	0.2
58,100		Tokio Marine Holdings, Inc.	2,676,102	0.6

See Accompanying Notes to Financial Statements

VOYA INTERNATIONAL HIGH DIVIDEND   PORTFOLIO OF INVESTMENTS
LOW VOLATILITY PORTFOLIO   AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

Shares		Value	Percentage of Net Assets
	Japan (continued)
81,800	Tokyo Gas Co., Ltd.	$1,542,885	0.4
21,300	Toyo Suisan Kaisha Ltd.	820,956	0.2
13,300	Toyota Industries Corp.	1,150,120	0.3
48,400	Trend Micro, Inc.	2,534,394	0.6
19,200	Tsuruha Holdings, Inc.	2,234,595	0.5
56,200	Welcia Holdings Co. Ltd.	1,837,661	0.4
98,100	Yamada Holdings Co. Ltd.	453,627	0.1
65,400	Yamato Holdings Co., Ltd.	1,858,276	0.4
		102,557,944	24.1
	Netherlands: 3.5%
2,416	ASM International NV	796,861	0.2
75,762	Koninklijke Ahold Delhaize NV	2,256,154	0.5
12,577	Koninklijke DSM NV	2,351,052	0.6
205,754	Koninklijke KPN NV	643,526	0.1
41,534	Koninklijke Philips NV	2,061,502	0.5
23,591	Koninklijke Vopak NV	1,072,393	0.2
39,345	Randstad NV	3,016,191	0.7
27,631	Wolters Kluwer NV	2,777,292	0.7
		14,974,971	3.5
	New Zealand: 0.4%
21,575	Fisher & Paykel Healthcare Corp. Ltd.	469,350	0.1
367,340	Spark New Zealand Ltd.	1,233,044	0.3
		1,702,394	0.4
	Norway: 0.7%
23,191	Gjensidige Forsikring ASA	511,327	0.1
139,467	Orkla ASA	1,421,328	0.3
19,716	Yara International ASA	1,038,922	0.3
		2,971,577	0.7
	Portugal: 0.2%
60,675	Galp Energia SGPS SA	659,697	0.2
	Singapore: 1.4%
341,400	Mapletree Logistics Trust	521,907	0.1
134,400	Oversea-Chinese Banking Corp., Ltd.	1,197,738	0.3
279,300	Singapore Exchange Ltd.	2,326,254	0.6
Shares			Value	Percentage of Net Assets
606,400		Singapore Telecommunications Ltd.	$1,034,589	0.2
21,500		United Overseas Bank Ltd.	414,034	0.1
29,500		Venture Corp. Ltd.	422,025	0.1
			5,916,547	1.4
		South Africa: 0.0%
1,621	(1)	Thungela Resources Ltd.	4,462	0.0
		Spain: 1.6%
69,554	(2)	Enagas	1,607,594	0.4
103,362	(2)	Endesa S.A.	2,509,189	0.6
95,613	(2)	Red Electrica Corp. SA	1,775,165	0.4
88,433	(2)	Repsol SA	1,110,945	0.2
			7,002,893	1.6
		Sweden: 1.3%
18,779		Epiroc AB	427,888	0.1
67,978	(2)	Lundin Energy AB	2,409,990	0.6
146,170		Swedish Match AB	1,246,556	0.3
72,689	(2)	Tele2 AB	991,038	0.2
97,314		Telia Co. AB	432,216	0.1
			5,507,688	1.3
		Switzerland: 4.9%
2,158	(1)	EMS-Chemie Holding AG	2,121,113	0.5
1,864		Geberit AG - Reg	1,400,183	0.3
55,256		Holcim Ltd.	3,321,333	0.8
18,585		Nestle SA	2,316,566	0.5
44,317		Novartis AG	4,042,889	1.0
6,722		Roche Holding AG	2,533,106	0.6
12,985		Zurich Insurance Group AG	5,215,626	1.2
			20,950,816	4.9
		United Kingdom: 16.1%
146,221		3i Group PLC	2,372,998	0.6
46,764		Admiral Group Plc	2,034,800	0.5
16,214		Anglo American PLC	645,222	0.1
665,453		Aviva PLC	3,735,818	0.9
233,489		BAE Systems PLC	1,687,194	0.4
971,605		Barclays PLC	2,305,691	0.5
1,012,200		BP PLC	4,438,891	1.0
95,545		British American Tobacco PLC	3,709,586	0.9
7,020		Croda International PLC	715,998	0.2
490,042		Direct Line Insurance Group PLC	1,932,828	0.4
See Accompanying Notes to Financial Statements

VOYA INTERNATIONAL HIGH DIVIDEND   PORTFOLIO OF INVESTMENTS
LOW VOLATILITY PORTFOLIO   AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

Shares		Value	Percentage of Net Assets
	United Kingdom (continued)
60,855	Evraz PLC	$499,268	0.1
7,670	Ferguson PLC	1,067,105	0.2
372,307	GlaxoSmithKline PLC	7,319,209	1.7
18,997	Hargreaves Lansdown PLC	418,017	0.1
46,106	Hikma Pharmaceuticals PLC	1,560,312	0.4
160,366	Imperial Brands PLC	3,457,925	0.8
660,050	J Sainsbury Plc	2,484,343	0.6
17,849	London Stock Exchange Group PLC	1,972,499	0.5
634,846	M&G PLC	2,011,129	0.5
326,328	Natwest Group PLC	918,377	0.2
70,797	Persimmon PLC	2,900,098	0.7
147,867	Phoenix Group Holdings PLC	1,384,185	0.3
37,956	Reckitt Benckiser Group PLC	3,353,416	0.8
295,243	Sage Group PLC/The	2,796,609	0.6
228,138	Segro PLC	3,453,612	0.8
462,926	Standard Chartered PLC	2,954,299	0.7
38,902	Unilever PLC	2,277,106	0.6
50,742	United Utilities Group PLC	684,875	0.2
1,987,685	Vodafone Group PLC	3,331,415	0.8
		68,422,825	16.1
	Total Common Stock (Cost $361,762,052)	416,318,720	97.7
EXCHANGE-TRADED FUNDS: 0.9%
78,940	iShares MSCI EAFE Value Index ETF	4,085,934	0.9
	Total Exchange- Traded Funds (Cost $4,164,549)	4,085,934	0.9
PREFERRED STOCK: 0.4%
	Germany: 0.4%
11,457	Fuchs Petrolub AG	557,547	0.1
10,470	Henkel AG & Co. KGaA	1,105,776	0.3
	Total Preferred Stock (Cost $1,594,312)	1,663,323	0.4
	Total Long-Term Investments (Cost $367,520,913)	422,067,977	99.0
Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.3%
		Repurchase Agreements: 4.2%
4,235,800	(4)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/30/21, 0.05%, due 07/01/21 (Repurchase Amount $4,235,806, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.125%-9.000%, Market Value plus accrued interest $4,320,516, due 07/25/21-05/20/71)	$4,235,800	1.0
1,389,882	(4)	Citigroup, Inc., Repurchase Agreement dated 06/30/21, 0.06%, due 07/01/21 (Repurchase Amount $1,389,884, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,417,680, due 07/01/21-01/15/59)	1,389,882	0.3
1,573,010	(4)	JVB Financial Group LLC, Repurchase Agreement dated 06/30/21, 0.09%, due 07/01/21 (Repurchase Amount $1,573,014, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.125%-7.000%, Market Value plus accrued interest $1,604,470, due 08/01/21-06/01/51)	1,573,010	0.4

See Accompanying Notes to Financial Statements

VOYA INTERNATIONAL HIGH DIVIDEND   PORTFOLIO OF INVESTMENTS
LOW VOLATILITY PORTFOLIO   AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
		Repurchase Agreements (continued)
1,998,507	(4)	Mirae Asset Securities USA Inc., Repurchase Agreement dated 06/30/21, 0.06%, due 07/01/21 (Repurchase Amount $1,998,510, collateralized by various U.S. Government Agency Obligations, 0.500%-7.500%, Market Value plus accrued interest $2,038,480, due 05/01/24-04/20/71)	$1,998,507	0.5
4,235,800	(4)	Palafox Trading LLC, Repurchase Agreement dated 06/30/21, 0.09%, due 07/01/21 (Repurchase Amount $4,235,810, collateralized by various U.S. Government Securities, 1.125%, Market Value plus accrued interest $4,320,528, due 02/28/27)	4,235,800	1.0
3,118,737	(4)	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/21, 0.11%, due 07/01/21 (Repurchase Amount $3,118,746, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $3,181,452, due 07/15/23-02/15/48)	3,118,737	0.7
Principal Amount†				Value	Percentage of Net Assets
1,295,057	(4)		Stonex Financial Inc., Repurchase Agreement dated 06/30/21, 0.10%, due 07/01/21 (Repurchase Amount $1,295,061, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.320%-9.000%, Market Value plus accrued interest $1,320,958, due 12/01/21-05/20/71)	$1,295,057	0.3
			Total Repurchase Agreements (Cost $17,846,793)	17,846,793	4.2
Shares				Value	Percentage of Net Assets
			Mutual Funds: 0.1%
216,000	(4	),(5)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.030%	$216,000	0.1
136,000	(4	),(5)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.020%	136,000	0.0
			Total Mutual Funds (Cost $352,000)	352,000	0.1
			Total Short-Term Investments (Cost $18,198,793)	18,198,793	4.3
			Total Investments in Securities (Cost $385,719,706)	$440,266,770	103.3
			Liabilities in Excess of Other Assets	(14,153,454)	(3.3)
			Net Assets	$426,113,316	100.0

†  Unless otherwise indicated, principal amount is shown in USD.

(1)  Non-income producing security.

(2)  Security, or a portion of the security, is on loan.

(3)  Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(4)  All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(5)  Rate shown is the 7-day yield as of June 30, 2021.

See Accompanying Notes to Financial Statements

VOYA INTERNATIONAL HIGH DIVIDEND   PORTFOLIO OF INVESTMENTS
LOW VOLATILITY PORTFOLIO   AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

Geographic Diversification
as of June 30, 2021
(as a percentage of net assets)

Japan	24.1%
United Kingdom	16.1%
Germany	9.3%
France	8.6%
Australia	8.1%
Italy	5.7%
Switzerland	4.9%
Netherlands	3.5%
Hong Kong	3.1%
Denmark	2.8%
Countries between 0.0% - 2.7%^	11.9%
Assets in Excess of Other Liabilities*	1.9%
Net Assets	100.0%

^  Includes 13 countries, which each represents 0.0% - 2.7% of net assets.

*  Includes short-term investments and exchange-traded funds.

Portfolio holdings are subject to change daily.

Sector Diversification	Percentage of Net Assets
Financials	25.7%
Industrials	13.3
Materials	8.8
Health Care	8.6
Consumer Staples	8.5
Communication Services	8.4
Utilities	7.2
Consumer Discretionary	6.2
Energy	4.9
Real Estate	4.0
Information Technology	2.5
Exchange-Traded Funds	0.9
Short-Term Investments	4.3
Liabilities in Excess of Other Assets	(3.3)
Net Assets	100.0%

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2021
Asset Table
Investments, at fair value
Common Stock
Australia	$—	$34,722,465	$—	$34,722,465
Austria	—	1,563,019	—	1,563,019
Belgium	—	2,325,105	—	2,325,105
China	—	2,814,823	—	2,814,823
Denmark	—	11,770,680	—	11,770,680
Finland	—	11,417,504	—	11,417,504
France	—	36,518,648	—	36,518,648
Germany	—	38,156,697	—	38,156,697
Hong Kong	—	13,129,287	—	13,129,287
Ireland	—	2,638,758	—	2,638,758
Israel	—	6,077,467	—	6,077,467
Italy	—	24,512,453	—	24,512,453
Japan	—	102,557,944	—	102,557,944
Netherlands	—	14,974,971	—	14,974,971
New Zealand	—	1,702,394	—	1,702,394
Norway	—	2,971,577	—	2,971,577
Portugal	—	659,697	—	659,697
Singapore	—	5,916,547	—	5,916,547
South Africa	4,462	—	—	4,462
Spain	—	7,002,893	—	7,002,893
Sweden	427,888	5,079,800	—	5,507,688
Switzerland	—	20,950,816	—	20,950,816
United Kingdom	2,277,106	66,145,719	—	68,422,825
Total Common Stock	2,709,456	413,609,264	—	416,318,720
Exchange-Traded Funds	4,085,934	—	—	4,085,934
Preferred Stock	—	1,663,323	—	1,663,323
Short-Term Investments	352,000	17,846,793	—	18,198,793
Total Investments, at fair value	$7,147,390	$433,119,380	$—	$440,266,770

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

#  The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

See Accompanying Notes to Financial Statements

VOYA INTERNATIONAL HIGH DIVIDEND   PORTFOLIO OF INVESTMENTS
LOW VOLATILITY PORTFOLIO   AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2021 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts
Foreign exchange contracts	$(1,753)
Total	$(1,753)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts
Foreign exchange contracts	$(10)
Total	$(10)

At June 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $388,121,065.

Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$60,481,914
Gross Unrealized Depreciation	(7,948,355)
Net Unrealized Appreciation	$52,533,559

See Accompanying Notes to Financial Statements

VY® AMERICAN CENTURY  PORTFOLIO OF INVESTMENTS
SMALL-MID CAP VALUE PORTFOLIO   AS OF JUNE 30, 2021 (UNAUDITED)

Shares				Value	Percentage of Net Assets
COMMON STOCK: 99.4%
			Communication Services: 1.3%
164,223			Entravision Communications Corp.	$1,097,010	0.3
107,854			Fox Corp. - Class B	3,796,461	0.9
14,491	(1)		Townsquare Media, Inc.	184,760	0.1
				5,078,231	1.3
			Consumer Discretionary: 10.0%
79,213	(1)		Accel Entertainment, Inc.	940,258	0.2
27,162			Advance Auto Parts, Inc.	5,572,013	1.4
10,174	(1)		BJ's Restaurants, Inc.	499,951	0.1
64,250			BorgWarner, Inc.	3,118,695	0.8
31,800	(2)		Bridgestone Corp.	1,445,386	0.4
16,705			Brunswick Corp.	1,664,152	0.4
30,318	(1)		Dave & Buster's Entertainment, Inc.	1,230,911	0.3
38,130	(1)		Dollar Tree, Inc.	3,793,935	0.9
8,590			Genuine Parts Co.	1,086,377	0.3
39,551	(1	),(2)	Hayward Holdings, Inc.	1,029,117	0.3
90,082			Honda Motor Co., Ltd. ADR	2,898,839	0.7
20,525	(1)		Malibu Boats, Inc.	1,505,098	0.4
33,164	(1)		MarineMax, Inc.	1,616,413	0.4
1,539	(1)		Mohawk Industries, Inc.	295,781	0.1
26,844			OneWater Marine, Inc.	1,128,253	0.3
34,198			Penske Auto Group, Inc.	2,581,607	0.6
13,782			Polaris, Inc.	1,887,583	0.5
39,855	(1)		Red Robin Gourmet Burgers, Inc.	1,319,599	0.3
35,601	(1)		Skyline Champion Corp.	1,897,533	0.5
30,963	(1)		Sodexo SA	2,893,784	0.7
41,056	(1)		Tapestry, Inc.	1,785,115	0.4
				40,190,400	10.0
			Consumer Staples: 7.0%
150,089			Conagra Brands, Inc.	5,460,238	1.4
49,286			Edgewell Personal Care Co.	2,163,655	0.5
27,556			General Mills, Inc.	1,678,987	0.4
15,261	(1	),(2)	Honest Co., Inc./The	247,076	0.1
18,124			JM Smucker Co.	2,348,327	0.6
29,053			Kellogg Co.	1,868,979	0.5
19,054			Kimberly-Clark Corp.	2,549,044	0.6
171,474			Koninklijke Ahold Delhaize NV	5,106,410	1.3
208,713			Orkla ASA	2,127,024	0.5
Shares				Value	Percentage of Net Assets
35,390			Spectrum Brands Holdings, Inc.	$3,009,566	0.7
19,848			Sysco Corp.	1,543,182	0.4
				28,102,488	7.0
			Energy: 3.9%
99,549			Baker Hughes Co.	2,276,686	0.6
58,111	(1)		ChampionX Corp.	1,490,547	0.4
18,707			Cimarex Energy Co.	1,355,322	0.3
83,156			ConocoPhillips	5,064,200	1.2
50,389			Devon Energy Corp.	1,470,855	0.4
23,087	(1)		Earthstone Energy, Inc.	255,573	0.0
21,500	(2	),(3)	Enviva Partners L.P.	1,126,815	0.3
1,538	(1	),(2)	NCS Multistage Holdings, Inc.	46,709	0.0
16,873			Pioneer Natural Resources Co.	2,742,200	0.7
				15,828,907	3.9
			Financials: 21.4%
81,972			Aflac, Inc.	4,398,618	1.1
17,791			Allstate Corp.	2,320,658	0.6
6,333			A-Mark Precious Metals, Inc.	294,484	0.1
14,241			Ameriprise Financial, Inc.	3,544,300	0.9
28,395			Ameris Bancorp.	1,437,639	0.4
7,989			Arthur J. Gallagher & Co.	1,119,099	0.3
41,419			Axis Capital Holdings Ltd.	2,029,945	0.5
139,188			Bank of New York Mellon Corp.	7,130,601	1.8
40,517			BankUnited, Inc.	1,729,671	0.4
77,620			Capitol Federal Financial, Inc.	914,364	0.2
35,638			Chubb Ltd.	5,664,304	1.4
9,607			Commerce Bancshares, Inc.	716,298	0.2
94,905	(3)		Compass Diversified Holdings	2,420,077	0.6
65,753	(1)		Donnelley Financial Solutions, Inc.	2,169,849	0.5
16,298			Eastern Bankshares, Inc.	335,250	0.1
30,150			First BanCorp. Puerto Rico	359,388	0.1
70,593			First Hawaiian, Inc.	2,000,606	0.5
6,376			First Mid Bancshares, Inc.	258,292	0.1
4,304	(1)		Five Star Bancorp	103,942	0.0
110,995			FNB Corp.	1,368,568	0.3
22,118			Hartford Financial Services Group, Inc.	1,370,652	0.3

See Accompanying Notes to Financial Statements

VY® AMERICAN CENTURY  PORTFOLIO OF INVESTMENTS
SMALL-MID CAP VALUE PORTFOLIO  AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
		Financials (continued)
11,521		Hilltop Holdings, Inc.	$419,364	0.1
62,267		Home Bancshares, Inc./Conway AR	1,536,750	0.4
7,843		Independent Bank Corp.	592,146	0.1
23,909		Independent Bank Group, Inc.	1,768,788	0.4
19,739		James River Group Holdings Ltd.	740,607	0.2
18,959		M&T Bank Corp.	2,754,932	0.7
53,383		Northern Trust Corp.	6,172,142	1.5
75,833		Old National Bancorp.	1,335,419	0.3
17,808		Origin Bancorp, Inc.	756,128	0.2
37,707		Pacific Premier Bancorp, Inc.	1,594,629	0.4
15,787		Premier Financial Corp.	448,509	0.1
15,616		ProAssurance Corp.	355,264	0.1
28,055	(1)	ProSight Global, Inc.	357,982	0.1
21,455		Prosperity Bancshares, Inc.	1,540,469	0.4
26,134		Provident Financial Services, Inc.	598,207	0.1
7,426		QCR Holdings, Inc.	357,116	0.1
37,572		Reinsurance Group of America, Inc.	4,283,208	1.1
9,386		Renasant Corp.	375,440	0.1
4,594		Signature Bank	1,128,516	0.3
14,226		South State Corp.	1,163,118	0.3
22,508		State Street Corp.	1,851,958	0.5
16,701		T. Rowe Price Group, Inc.	3,306,297	0.8
29,253		TowneBank/ Portsmouth VA	889,876	0.2
67,157		Truist Financial Corp.	3,727,214	0.9
25,928		UMB Financial Corp.	2,412,860	0.6
180,527		Valley National Bancorp	2,424,478	0.6
28,645		Westamerica Bancorp.	1,662,269	0.4
			86,240,291	21.4
		Health Care: 11.9%
22,111	(1)	Apria, Inc.	619,108	0.2
18,756		Baxter International, Inc.	1,509,858	0.4
12,447		Becton Dickinson & Co.	3,026,986	0.8
80,231		Cardinal Health, Inc.	4,580,388	1.1
28,739	(1)	Centene Corp.	2,095,935	0.5
68,984		Cerner Corp.	5,391,789	1.3
32,660	(1)	Envista Holdings Corp.	1,411,239	0.4
56,545	(1)	Henry Schein, Inc.	4,195,074	1.1
Shares				Value	Percentage of Net Assets
24,619			Koninklijke Philips Electronics NV	$1,223,564	0.3
17,719			McKesson Corp.	3,388,582	0.8
7,606			National Healthcare Corp.	531,659	0.1
17,390			Premier, Inc.	604,998	0.2
40,540			Quest Diagnostics, Inc.	5,350,064	1.3
36,262			Universal Health Services, Inc.	5,309,845	1.3
52,898			Zimmer Biomet Holdings, Inc.	8,507,056	2.1
				47,746,145	11.9
			Industrials: 18.9%
12,627			Albany International Corp.	1,127,086	0.3
14,589			Arcosa, Inc.	856,958	0.2
410,823			BAE Systems PLC	2,968,612	0.7
10,059			Barrett Business Services, Inc.	730,384	0.2
42,536	(1)		Beacon Roofing Supply, Inc.	2,265,042	0.6
30,180			Brink's Co.	2,319,031	0.6
40,042	(1)		Ceco Environmental Corp.	286,701	0.1
44,526	(1	),(2)	Charah Solutions, Inc.	224,856	0.0
40,644	(1)		Colfax Corp.	1,861,902	0.5
47,410	(1)		Cornerstone Building Brands, Inc.	861,914	0.2
18,881			Crane Co.	1,744,038	0.4
5,914			Cummins, Inc.	1,441,892	0.4
44,640			Deluxe Corp.	2,132,453	0.5
67,583	(1	),(2)	DIRTT Environmental Solutions	288,917	0.1
27,462	(1)		DXP Enterprises, Inc.	914,485	0.2
19,474	(1)		Dycom Industries, Inc.	1,451,397	0.4
61,640			Emerson Electric Co.	5,932,234	1.5
7,285			EnPro Industries, Inc.	707,738	0.2
61,672	(1)		Gates Industrial Corp. PLC	1,114,413	0.3
20,233			General Dynamics Corp.	3,809,065	0.9
26,479	(1)		GMS, Inc.	1,274,699	0.3
16,463			Graham Corp.	226,531	0.1
17,343			Healthcare Services Group, Inc.	547,519	0.1
110,552			Heartland Express, Inc.	1,893,756	0.5
19,548			Hubbell, Inc.	3,652,348	0.9
2,356			Hurco Cos, Inc.	82,460	0.0
58,222			IMI PLC	1,385,260	0.3
23,848			Johnson Controls International plc	1,636,688	0.4

See Accompanying Notes to Financial Statements

VY® AMERICAN CENTURY  PORTFOLIO OF INVESTMENTS
SMALL-MID CAP VALUE PORTFOLIO  AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
		Industrials (continued)
96,744	(1)	KAR Auction Services, Inc.	$1,697,857	0.4
7,919	(1)	Karat Packaging, Inc.	161,310	0.0
27,523		KBR, Inc.	1,050,002	0.3
26,330		Korn Ferry	1,910,241	0.5
31,232		Loomis AB	977,055	0.3
17,300		Luxfer Holdings PLC	384,925	0.1
455		Luxfer Holdings PLC ADR	10,124	0.0
46,291		MSC Industrial Direct Co.	4,153,691	1.0
9,328	(1)	NV5 Global, Inc.	881,589	0.2
161,963		nVent Electric PLC	5,059,724	1.3
19,606		Oshkosh Corp.	2,443,692	0.6
22,914		Paccar, Inc.	2,045,074	0.5
32,664		Republic Services, Inc.	3,593,367	0.9
86,986	(1)	Southwest Airlines Co.	4,618,087	1.1
37,041	(2)	Tecnoglass, Inc.	792,677	0.2
13,768		Textron, Inc.	946,825	0.2
21,235		Timken Co.	1,711,329	0.4
			76,175,948	18.9
		Information Technology: 8.6%
5,370		Advanced Energy Industries, Inc.	605,253	0.2
20,946		Amdocs Ltd.	1,620,383	0.4
44,949	(1)	Avaya Holdings Corp.	1,209,128	0.3
53,088		Avnet, Inc.	2,127,767	0.5
18,409		Belden, Inc.	930,943	0.2
35,547		CDK Global, Inc.	1,766,331	0.4
7,981	(1)	Coherent, Inc.	2,109,698	0.5
8,899	(1)	Euronet Worldwide, Inc.	1,204,480	0.3
51,806		EVERTEC, Inc.	2,261,332	0.6
15,605	(1)	F5 Networks, Inc.	2,912,829	0.7
108,344		HP, Inc.	3,270,905	0.8
17,727	(1)	IBEX Holdings Ltd.	346,031	0.1
43,319	(1)	II-VI, Inc.	3,144,526	0.8
69,300		Juniper Networks, Inc.	1,895,355	0.5
29,302		Kulicke & Soffa Industries, Inc.	1,793,282	0.4
46,969		Open Text Corp.	2,386,025	0.6
18,043	(1)	TaskUS, Inc.	617,792	0.2
10,812		TE Connectivity Ltd.	1,461,891	0.4
54,758	(1)	Teradata Corp.	2,736,257	0.7
			34,400,208	8.6
		Materials: 5.3%
126,587		Amcor PLC	1,450,687	0.4
79,067	(1)	Axalta Coating Systems Ltd.	2,410,753	0.6
Shares			Value	Percentage of Net Assets
180,854		Graphic Packaging Holding Co.	$3,280,692	0.8
17,635		Minerals Technologies, Inc.	1,387,345	0.3
158,150		Mondi PLC	4,163,813	1.0
13,891		Packaging Corp. of America	1,881,119	0.5
109,620		Pactiv Evergreen, Inc.	1,651,973	0.4
77,335		Sonoco Products Co.	5,173,712	1.3
			21,400,094	5.3
		Real Estate: 5.6%
99,848	(2)	Brandywine Realty Trust	1,368,916	0.3
32,619		Cousins Properties, Inc.	1,199,727	0.3
2,526		Equinix, Inc.	2,027,368	0.5
8,653		Essex Property Trust, Inc.	2,595,987	0.6
34,757		Four Corners Property Trust, Inc.	959,641	0.2
18,792		Getty Realty Corp.	585,371	0.1
11,702		Healthcare Realty Trust, Inc.	353,400	0.1
86,912		Healthcare Trust of America, Inc.	2,320,550	0.6
107,209		Healthpeak Properties, Inc.	3,568,988	0.9
12,939		Highwoods Properties, Inc.	584,455	0.1
32,612		Kite Realty Group Trust	717,790	0.2
29,244		Lexington Realty Trust	349,466	0.1
82,549		MGM Growth Properties LLC	3,022,944	0.8
9,907		National Health Investors, Inc.	664,264	0.2
10,753		NETSTREIT Corp.	247,964	0.1
12,903		Physicians Realty Trust	238,318	0.1
10,171		Sabra Healthcare REIT, Inc.	185,112	0.1
34,993	(1)	Summit Hotel Properties, Inc.	326,485	0.1
5,674		Weingarten Realty Investors	181,965	0.0
26,024		Weyerhaeuser Co.	895,746	0.2
			22,394,457	5.6
		Utilities: 5.5%
22,998		Atmos Energy Corp.	2,210,338	0.6
83,540		Edison International	4,830,283	1.2
25,375		Evergy, Inc.	1,533,411	0.4
20,715		Eversource Energy	1,662,172	0.4
66,581		NorthWestern Corp.	4,009,508	1.0

See Accompanying Notes to Financial Statements

VY® AMERICAN CENTURY  PORTFOLIO OF INVESTMENTS
SMALL-MID CAP VALUE PORTFOLIO  AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
		Utilities (continued)
54,983		Pinnacle West Capital Corp.	$4,506,956	1.1
20,396		South Jersey Industries, Inc.	528,868	0.1
30,123		Spire, Inc.	2,176,989	0.5
10,995		Xcel Energy, Inc.	724,351	0.2
			22,182,876	5.5
		Total Common Stock (Cost $323,520,721)	399,740,045	99.4
Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.6%
		Repurchase Agreements: 1.2%
1,091,800	(4)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/30/21, 0.05%, due 07/01/21 (Repurchase Amount $1,091,801, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.125%-9.000%, Market Value plus accrued interest $1,113,636, due 07/25/21-05/20/71)	1,091,800	0.3
1,091,771	(4)	Citigroup, Inc., Repurchase Agreement dated 06/30/21, 0.06%, due 07/01/21 (Repurchase Amount $1,091,773, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,113,606, due 07/01/21-01/15/59)	1,091,771	0.3
Principal Amount†			Value	Percentage of Net Assets
1,091,771	(4)	Daiwa Capital Markets, Repurchase Agreement dated 06/30/21, 0.05%, due 07/01/21 (Repurchase Amount $1,091,772, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $1,113,606, due 11/30/21-07/01/51)	$1,091,771	0.2
323,622	(4)	Deutsche Bank Securities Inc., Repurchase Agreement dated 06/30/21, 0.05%, due 07/01/21 (Repurchase Amount $323,622, collateralized by various U.S. Government Agency Obligations, 1.500%-5.500%, Market Value plus accrued interest $330,094, due 03/01/25-07/01/51)	323,622	0.1
1,091,771	(4)	RBC Dominion Securities Inc., Repurchase Agreement dated 06/30/21, 0.05%, due 07/01/21 (Repurchase Amount $1,091,772, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $1,113,606, due 08/01/21-04/15/62)	1,091,771	0.3
		Total Repurchase Agreements (Cost $4,690,735)	4,690,735	1.2

See Accompanying Notes to Financial Statements

VY® AMERICAN CENTURY  PORTFOLIO OF INVESTMENTS
SMALL-MID CAP VALUE PORTFOLIO  AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
		Mutual Funds: 0.4%
1,785,760	(5)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.030% (Cost $1,785,760)	$1,785,760	0.4
		Total Short-Term Investments (Cost $6,476,495)	6,476,495	1.6
		Total Investments in Securities (Cost $329,997,216)	$406,216,540	101.0
		Liabilities in Excess of Other Assets	(3,979,727)	(1.0)
		Net Assets	$402,236,813	100.0

†  Unless otherwise indicated, principal amount is shown in USD.

ADR  American Depositary Receipt

(1)  Non-income producing security.

(2)  Security, or a portion of the security, is on loan.

(3)  Security is a Master Limited Partnership.

(4)  All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(5)  Rate shown is the 7-day yield as of June 30, 2021.

Sector Diversification
as of June 30, 2021
(as a percentage of net assets)

Financials	21.4%
Industrials	18.9%
Health Care	11.9%
Consumer Discretionary	10.0%
Information Technology	8.6%
Consumer Staples	7.0%
Real Estate	5.6%
Utilities	5.5%
Materials	5.3%
Energy	3.9%
Communication Services	1.3%
Assets in Excess of Other Liabilities*	0.6%
Net Assets	100.0%

*  Includes short-term investments.

Portfolio holdings are subject to change daily.

See Accompanying Notes to Financial Statements

VY® AMERICAN CENTURY  PORTFOLIO OF INVESTMENTS
SMALL-MID CAP VALUE PORTFOLIO  AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2021
Asset Table
Investments, at fair value
Common Stock
Communication Services	$5,078,231	$—	$—	$5,078,231
Consumer Discretionary	35,851,230	4,339,170	—	40,190,400
Consumer Staples	20,869,054	7,233,434	—	28,102,488
Energy	15,828,907	—	—	15,828,907
Financials	86,240,291	—	—	86,240,291
Health Care	47,746,145	—	—	47,746,145
Industrials	72,230,281	3,945,667	—	76,175,948
Information Technology	34,400,208	—	—	34,400,208
Materials	17,236,281	4,163,813	—	21,400,094
Real Estate	22,394,457	—	—	22,394,457
Utilities	22,182,876	—	—	22,182,876
Total Common Stock	380,057,961	19,682,084	—	399,740,045
Short-Term Investments	1,785,760	4,690,735	—	6,476,495
Total Investments, at fair value	$381,843,721	$24,372,819	$—	$406,216,540
Other Financial Instruments+
Forward Foreign Currency Contracts	—	94,400	—	94,400
Total Assets	$381,843,721	$24,467,219	$—	$406,310,940
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(2,085)	$—	$(2,085)
Total Liabilities	$—	$(2,085)	$—	$(2,085)

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

+  Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

#  The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At June 30, 2021, the following forward foreign currency contracts were outstanding for VY® American Century Small-Mid Cap Value Portfolio:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	2,647,757	JPY	292,836,647	Bank of America N.A.	09/30/21	$9,732
USD	7,647,693	EUR	6,411,815	Credit Suisse AG	09/30/21	30,267
GBP	135,211	USD	188,361	JPMorgan Chase Bank N.A.	09/30/21	(1,285)
USD	7,577,247	GBP	5,443,659	JPMorgan Chase Bank N.A.	09/30/21	45,481
NOK	503,372	USD	59,282	UBS AG	09/30/21	(800)
USD	845,325	SEK	7,196,946	UBS AG	09/30/21	3,635
USD	1,916,570	NOK	16,451,139	UBS AG	09/30/21	5,285
						$92,315

Currency Abbreviations

EUR  —  EU Euro

GBP  —  British Pound

JPY  —  Japanese Yen

NOK  —  Norwegian Krone

SEK  —  Swedish Krona

USD  —  United States Dollar

See Accompanying Notes to Financial Statements

VY® AMERICAN CENTURY  PORTFOLIO OF INVESTMENTS
SMALL-MID CAP VALUE PORTFOLIO  AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2021 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$94,400
Total Asset Derivatives		$94,400
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$2,085
Total Liability Derivatives		$2,085

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2021 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts
Foreign exchange contracts	$54,856
Total	$54,856
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts
Foreign exchange contracts	$212,380
Total	$212,380

At June 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $338,323,424.

Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$78,839,848
Gross Unrealized Depreciation	(10,509,259)
Net Unrealized Appreciation	$68,330,589

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VY® BARON GROWTH PORTFOLIO  AS OF JUNE 30, 2021 (UNAUDITED)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.9%
		Communication Services: 3.8%
511,000	(1)	Iridium Communications, Inc.	$20,434,890	3.4
170,000		Manchester United PLC - Class A	2,582,300	0.4
			23,017,190	3.8
		Consumer Discretionary: 23.3%
91,500	(1)	Bright Horizons Family Solutions, Inc.	13,460,565	2.2
299,000		Choice Hotels International, Inc.	35,539,140	5.8
84,900	(1)	Marriott Vacations Worldwide Corp.	13,524,570	2.2
400,000	(1)	Penn National Gaming, Inc.	30,596,000	5.0
82,500	(1)	Red Rock Resorts, Inc.	3,506,250	0.6
146,647	(1)	Vail Resorts, Inc.	46,416,708	7.5
			143,043,233	23.3
		Financials: 28.0%
394,000	(1)	Arch Capital Group Ltd.	15,342,360	2.5
130,000		Carlyle Group, Inc./ The	6,042,400	1.0
139,000		Cohen & Steers, Inc.	11,410,510	1.9
35,400		Essent Group Ltd.	1,591,230	0.3
78,000		Factset Research Systems, Inc.	26,177,580	4.3
30,325		Houlihan Lokey, Inc.	2,480,282	0.4
72,130		Kinsale Capital Group, Inc.	11,884,860	1.9
49,000		Moelis & Co.	2,787,610	0.4
67,100		Morningstar, Inc.	17,252,081	2.8
112,290		MSCI, Inc. - Class A	59,859,553	9.8
110,200		Primerica, Inc.	16,876,028	2.7
			171,704,494	28.0
		Health Care: 15.5%
26,500	(1)	Adaptive Biotechnologies Corp.	1,082,790	0.2
50,000		Bio-Techne Corp.	22,513,000	3.7
110,800		Dechra Pharmaceuticals PLC	6,697,874	1.1
49,295	(1)	Denali Therapeutics, Inc.	3,866,700	0.6
50,500	(1)	Idexx Laboratories, Inc.	31,893,275	5.2
6,100	(1)	Mettler Toledo International, Inc.	8,450,574	1.4
83,100	(1)	Neogen Corp.	3,825,924	0.6
Shares				Value	Percentage of Net Assets
56,000	(1)		Schrodinger, Inc./ United States	$4,234,160	0.7
35,000			West Pharmaceutical Services, Inc.	12,568,500	2.0
				95,132,797	15.5
			Industrials: 9.1%
32,784	(1)		ACV Auctions, Inc.	840,254	0.1
49,890	(1)		BrightView Holdings, Inc.	804,227	0.1
370,900	(1)		CoStar Group, Inc.	30,717,938	5.0
90,000	(1)		Desktop Metal, Inc.	1,035,000	0.2
191,696	(1	),(2),(3)	GS Acquisition Holdings Corp II (Issuer) - Mirion Technologies (TopCo), Ltd. - PIPE	1,946,654	0.3
223,212	(1	),(2),(3)	Jaws Spitfire Acquisition Corp. (Issuer) - Velo3D Inc. - PIPE	2,200,357	0.4
475,725	(4)		Marel HF	3,305,565	0.5
4,129,898	(1	),(2),(5)	Northvolt AB - Series E	1,126,018	0.2
135,500	(1)		Trex Co., Inc.	13,849,455	2.3
				55,825,468	9.1
			Information Technology: 13.7%
53,870	(1)		Altair Engineering, Inc.	3,715,414	0.6
82,500	(1)		ANSYS, Inc.	28,632,450	4.7
56,667	(1	),(2),(3)	Fifth Wall Acquisition Corp.(Issuer) - SmartRent.com, Inc. - PIPE	673,158	0.1
109,000	(1)		Gartner, Inc.	26,399,800	4.3
100,000	(1)		Guidewire Software, Inc.	11,272,000	1.8
4,500			Littelfuse, Inc.	1,146,555	0.2
150,000			SS&C Technologies Holdings, Inc.	10,809,000	1.8
4,500	(1)		Wix.com Ltd.	1,306,260	0.2
				83,954,637	13.7
			Materials: 0.5%
75,568	(1)		Zymergen, Inc.	3,023,462	0.5
			Real Estate: 6.0%
64,824			Alexandria Real Estate Equities, Inc.	11,794,079	1.9
278,500			Douglas Emmett, Inc.	9,363,170	1.5
338,837			Gaming and Leisure Properties, Inc.	15,698,318	2.6
				36,855,567	6.0
			Total Common Stock (Cost $119,172,806)	612,556,848	99.9

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VY® BARON GROWTH PORTFOLIO  AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.8%
		Mutual Funds: 0.8%
4,779,012	(6)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.030% (Cost $4,779,012)	$4,779,012	0.8
		Total Short-Term Investments (Cost $4,779,012)	4,779,012	0.8
		Total Investments in Securities (Cost $123,951,818)	$617,335,860	100.7
		Liabilities in Excess of Other Assets	(4,005,409)	(0.7)
		Net Assets	$613,330,451	100.0

(1)  Non-income producing security.

(2)  Restricted security as to resale, excluding Rule 144A securities. As of June 30, 2021, the Portfolio held restricted securities with a fair value of $5,946,187 or 1.0% of net assets. Please refer to the table below for additional details.

(3)  Represents the asset to be received in a PIPE commitment. As of June 30, 2021, the total related cost for PIPE commitments held was $4,715,750.

(4)  Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(5)  For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

(6)  Rate shown is the 7-day yield as of June 30, 2021.

Sector Diversification
as of June 30, 2021
(as a percentage of net assets)

Financials	28.0%
Consumer Discretionary	23.3%
Health Care	15.5%
Information Technology	13.7%
Industrials	9.1%
Real Estate	6.0%
Communication Services	3.8%
Materials	0.5%
Assets in Excess of Other Liabilities*	0.1%
Net Assets	100.0%

*  Includes short-term investments.

Portfolio holdings are subject to change daily.

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2021
Asset Table
Investments, at fair value
Common Stock
Communication Services	$23,017,190	$—	$—	$23,017,190
Consumer Discretionary	143,043,233	—	—	143,043,233
Financials	171,704,494	—	—	171,704,494
Health Care	95,132,797	—	—	95,132,797
Industrials	50,552,439	4,147,011	1,126,018	55,825,468
Information Technology	83,281,479	673,158	—	83,954,637
Materials	3,023,462	—	—	3,023,462
Real Estate	36,855,567	—	—	36,855,567
Total Common Stock	606,610,661	4,820,169	1,126,018	612,556,848
Short-Term Investments	4,779,012	—	—	4,779,012
Total Investments, at fair value	$611,389,673	$4,820,169	$1,126,018	$617,335,860

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

#  The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VY® BARON GROWTH PORTFOLIO  AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

At June 30, 2021, VY® Baron Growth Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Fifth Wall Acquisition Corp.(Issuer) - SmartRent.com, Inc. - PIPE	5/27/2021	$566,670	$673,158
GS Acquisition Holdings Corp II (Issuer) - Mirion Technologies (TopCo), Ltd. - PIPE	6/11/2021	1,916,960	1,946,654
Jaws Spitfire Acquisition Corp. (Issuer) - Velo3D Inc. - PIPE	4/30/2021	2,232,120	2,200,357
Northvolt AB - Series E	9/21/2020	651,737	1,126,018
		$5,367,487	$5,946,187

At June 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $126,288,862.

Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$491,284,956
Gross Unrealized Depreciation	(237,957)
Net Unrealized Appreciation	$491,046,999

See Accompanying Notes to Financial Statements

VY® COLUMBIA  PORTFOLIO OF INVESTMENTS
CONTRARIAN CORE PORTFOLIO  AS OF JUNE 30, 2021 (UNAUDITED)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.8%
		Communication Services: 13.0%
21,022		Activision Blizzard, Inc.	$2,006,340	1.0
1,702	(1)	Alphabet, Inc. - Class A	4,155,926	2.2
1,971	(1)	Alphabet, Inc. - Class C	4,939,957	2.6
66,357		Comcast Corp. - Class A	3,783,676	2.0
14,455	(1)	Facebook, Inc. - Class A	5,026,148	2.6
18,546	(1)	T-Mobile US, Inc.	2,686,017	1.4
12,870	(1)	Walt Disney Co.	2,262,160	1.2
			24,860,224	13.0
		Consumer Discretionary: 10.7%
2,506	(1)	Amazon.com, Inc.	8,621,041	4.5
4,263		Darden Restaurants, Inc.	622,355	0.3
3,858	(1)	Dollar Tree, Inc.	383,871	0.2
43,529		eBay, Inc.	3,056,171	1.6
14,957		Lowe's Cos, Inc.	2,901,209	1.5
9,038		McDonald's Corp.	2,087,688	1.1
40,277	(1)	Tapestry, Inc.	1,751,244	0.9
1,722	(1)	Ulta Beauty, Inc.	595,416	0.3
21,977	(1)	Under Armour, Inc. - Class A	464,814	0.3
			20,483,809	10.7
		Consumer Staples: 3.9%
32,155		Mondelez International, Inc.	2,007,758	1.1
29,002		Philip Morris International, Inc.	2,874,388	1.5
32,755		Sysco Corp.	2,546,702	1.3
			7,428,848	3.9
		Energy: 3.0%
41,409		Canadian Natural Resources Ltd.	1,502,319	0.8
22,696		Chevron Corp.	2,377,179	1.2
21,953		EOG Resources, Inc.	1,831,758	1.0
			5,711,256	3.0
		Financials: 11.6%
18,034		American Express Co.	2,979,758	1.6
7,736		Aon PLC	1,847,047	1.0
78,401		Bank of America Corp.	3,232,473	1.7
14,033	(1)	Berkshire Hathaway, Inc. - Class B	3,900,051	2.0
2,849		Blackrock, Inc.	2,492,790	1.3
19,902		Citigroup, Inc.	1,408,067	0.7
15,845		JPMorgan Chase & Co.	2,464,531	1.3
Shares			Value	Percentage of Net Assets
26,253		Morgan Stanley	$2,407,138	1.3
17,200		State Street Corp.	1,415,216	0.7
			22,147,071	11.6
		Health Care: 10.5%
21,252		Abbott Laboratories	2,463,744	1.3
2,424		Anthem, Inc.	925,483	0.5
6,858		Baxter International, Inc.	552,069	0.3
13,853	(1)	BioMarin Pharmaceutical, Inc.	1,155,894	0.6
4,598		Cigna Corp.	1,090,048	0.6
16,795		CVS Health Corp.	1,401,375	0.7
22,339		Dentsply Sirona, Inc.	1,413,165	0.7
11,228		Eli Lilly & Co.	2,577,051	1.3
22,042		Johnson & Johnson	3,631,199	1.9
21,692		Medtronic PLC	2,692,628	1.4
2,238		Stryker Corp.	581,276	0.3
8,473	(1)	Vertex Pharmaceuticals, Inc.	1,708,411	0.9
			20,192,343	10.5
		Industrials: 9.2%
42,492		Carrier Global Corp.	2,065,111	1.1
10,127		Honeywell International, Inc.	2,221,357	1.1
62,786		Raytheon Technologies Corp.	5,356,274	2.8
11,999		Stanley Black & Decker, Inc.	2,459,675	1.3
41,533	(1)	Uber Technologies, Inc.	2,081,634	1.1
15,611		Union Pacific Corp.	3,433,327	1.8
			17,617,378	9.2
		Information Technology: 29.4%
4,500	(1)	Adobe, Inc.	2,635,380	1.4
9,463	(1)	Akamai Technologies, Inc.	1,103,386	0.6
71,124		Apple, Inc.	9,741,143	5.1
6,547	(1)	Autodesk, Inc.	1,911,069	1.0
22,586		Cisco Systems, Inc.	1,197,058	0.6
12,921		Fidelity National Information Services, Inc.	1,830,518	0.9
23,310	(1)	Fiserv, Inc.	2,491,606	1.3
4,915		Intuit, Inc.	2,409,185	1.3
2,814		Lam Research Corp.	1,831,070	1.0
19,568		Marvell Technology, Inc.	1,141,401	0.6
13,985		Mastercard, Inc. - Class A	5,105,784	2.7
43,086		Microsoft Corp.	11,671,997	6.1
3,826		Nvidia Corp.	3,061,183	1.6
5,371	(1)	Palo Alto Networks, Inc.	1,992,910	1.0

See Accompanying Notes to Financial Statements

VY® COLUMBIA  PORTFOLIO OF INVESTMENTS
CONTRARIAN CORE PORTFOLIO  AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

Shares				Value	Percentage of Net Assets
			Information Technology (continued)
7,957	(1)		PayPal Holdings, Inc.	$2,319,306	1.2
6,662	(1)		Splunk, Inc.	963,192	0.5
26,722			TE Connectivity Ltd.	3,613,082	1.9
16,496	(1)		Western Digital Corp.	1,174,020	0.6
				56,193,290	29.4
			Materials: 4.8%
2,750			Air Products & Chemicals, Inc.	791,120	0.4
39,143			Corteva, Inc.	1,735,992	0.9
17,415			International Flavors & Fragrances, Inc.	2,601,801	1.4
29,371			Newmont Corp.	1,861,534	1.0
23,307			Nutrien Ltd.	1,412,637	0.7
2,797			Sherwin-Williams Co.	762,043	0.4
				9,165,127	4.8
			Real Estate: 1.6%
11,289			American Tower Corp.	3,049,610	1.6
			Utilities: 1.1%
15,135			AES Corp.	394,570	0.2
21,180			American Electric Power Co., Inc.	1,791,616	0.9
				2,186,186	1.1
			Total Common Stock (Cost $136,065,611)	189,035,142	98.8
OTHER(2): —%
			Materials: —%
649,000	(3	),(4)	SINO Forest Corp. (Escrow)	—	—
			Total Other (Cost $—)	—	—
			Total Long-Term Investments (Cost $136,065,611)	189,035,142	98.8
SHORT-TERM INVESTMENTS: 1.5%
			Mutual Funds: 1.5%
2,886,206	(5)		BlackRock Liquidity Funds, FedFund, Institutional Class, 0.030% (Cost $2,886,206)	2,886,206	1.5
			Total Short-Term Investments (Cost $2,886,206)	2,886,206	1.5
			Total Investments in Securities (Cost $138,951,817)	$191,921,348	100.3
			Liabilities in Excess of Other Assets	(550,520)	(0.3)
			Net Assets	$191,370,828	100.0

(1)  Non-income producing security.

(2)  Represents an escrow position for future entitlements, if any, on the defaulted bond. The escrow position was received in exchange for the defaulted bond as part of the bankruptcy reorganization of the bond issuer. These holdings are non-income producing.

(3)  For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

(4)  Restricted security as to resale, excluding Rule 144A securities. As of June 30, 2021, the Portfolio held restricted securities with a fair value of $— or 0.0% of net assets. Please refer to the table below for additional details.

(5)  Rate shown is the 7-day yield as of June 30, 2021.

Sector Diversification
as of June 30, 2021
(as a percentage of net assets)

Information Technology	29.4%
Communication Services	13.0%
Financials	11.6%
Consumer Discretionary	10.7%
Health Care	10.5%
Industrials	9.2%
Materials	4.8%
Consumer Staples	3.9%
Energy	3.0%
Real Estate	1.6%
Utilities	1.1%
Assets in Excess of Other Liabilities*	1.2%
Net Assets	100.0%

*  Includes short-term investments.

Portfolio holdings are subject to change daily.

See Accompanying Notes to Financial Statements

VY® COLUMBIA  PORTFOLIO OF INVESTMENTS
CONTRARIAN CORE PORTFOLIO  AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2021
Asset Table
Investments, at fair value
Common Stock*	$189,035,142	$—	$—	$189,035,142
Other	—	—	—	—
Short-Term Investments	2,886,206	—	—	2,886,206
Total Investments, at fair value	$191,921,348	$—	$—	$191,921,348

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

*  For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At June 30, 2021, VY® Columbia Contrarian Core Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
SINO Forest Corp. (Escrow)	3/1/2013	$—	$—
		$—	$—

At June 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $139,417,693.

Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$53,237,352
Gross Unrealized Depreciation	(733,697)
Net Unrealized Appreciation	$52,503,655

See Accompanying Notes to Financial Statements

VY® COLUMBIA   PORTFOLIO OF INVESTMENTS
SMALL CAP VALUE II PORTFOLIO   AS OF JUNE 30, 2021 (UNAUDITED)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.2%
		Communication Services: 1.1%
13,900	(1)	Magnite, Inc.	$470,376	0.2
12,100		Nexstar Media Group, Inc.	1,789,348	0.9
			2,259,724	1.1
		Consumer Discretionary: 13.5%
32,400		American Eagle Outfitters, Inc.	1,215,972	0.6
39,800	(1)	Bed Bath & Beyond, Inc.	1,324,942	0.7
24,400	(1)	Childrens Place, Inc./The	2,270,664	1.1
66,300		Dana, Inc.	1,575,288	0.8
26,800	(1)	Dine Brands Global, Inc.	2,391,900	1.2
29,100	(1)	Genesco, Inc.	1,853,088	0.9
56,800	(1)	Green Brick Partners, Inc.	1,291,632	0.6
84,900	(1)	International Game Technology PLC	2,034,204	1.0
25,900		KB Home	1,054,648	0.5
79,700	(1)	Macy's, Inc.	1,511,112	0.8
10,687	(1)	Marriott Vacations Worldwide Corp.	1,702,439	0.8
110,600	(1)	Petco Health & Wellness Co., Inc.	2,478,546	1.2
28,800	(1)	Red Rock Resorts, Inc.	1,224,000	0.6
23,400	(1)	Revolve Group, Inc.	1,612,260	0.8
10,244		Rocky Brands, Inc.	569,567	0.3
31,700	(1)	Six Flags Entertainment Corp.	1,371,976	0.7
58,800	(1)	ThredUp, Inc.	1,709,904	0.9
			27,192,142	13.5
		Consumer Staples: 3.1%
33,500	(1)	BellRing Brands, Inc.	1,049,890	0.5
29,800	(1)	BJ's Wholesale Club Holdings, Inc.	1,417,884	0.7
39,300	(1)	Chefs' Warehouse Holdings, Inc.	1,250,919	0.6
67,200	(1)	United Natural Foods, Inc.	2,485,056	1.3
			6,203,749	3.1
		Energy: 6.9%
35,600		Cimarex Energy Co.	2,579,220	1.3
59,500		Helmerich & Payne, Inc.	1,941,485	1.0
68,700		Matador Resources Co.	2,473,887	1.2
107,900		Ovintiv, Inc.	3,395,613	1.7
48,000		PDC Energy, Inc.	2,197,920	1.1
81,693	(1)	Talos Energy, Inc.	1,277,679	0.6
			13,865,804	6.9
Shares			Value	Percentage of Net Assets
		Financials: 26.8%
44,700		Ameris Bancorp.	$2,263,161	1.1
22,700		Amerisafe, Inc.	1,354,963	0.7
38,200		Argo Group International Holdings Ltd.	1,979,906	1.0
62,500		Atlantic Union Bankshares Corp.	2,263,750	1.1
58,300	(1)	Axos Financial, Inc.	2,704,537	1.3
99,500	(1)	Bancorp, Inc.	2,289,495	1.1
56,000		Blackstone Mortgage Trust, Inc.	1,785,840	0.9
53,600		Cathay General Bancorp.	2,109,696	1.0
30,100		Community Bank System, Inc.	2,277,065	1.1
36,500		Cowen, Inc.	1,498,325	0.7
39,600	(1)	Focus Financial Partners, Inc.	1,920,600	0.9
47,900		Hancock Whitney Corp.	2,128,676	1.1
35,500		Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,993,325	1.0
21,500		Houlihan Lokey, Inc.	1,758,485	0.9
22,700		Independent Bank Corp.	1,713,850	0.8
25,600		Independent Bank Group, Inc.	1,893,888	0.9
127,700		MGIC Investment Corp.	1,736,720	0.9
44,102		Pacific Premier Bancorp, Inc.	1,865,074	0.9
27,000		Popular, Inc.	2,026,350	1.0
59,800		Radian Group, Inc.	1,330,550	0.7
46,300		Renasant Corp.	1,852,000	0.9
57,400		Sandy Spring Bancorp, Inc.	2,533,062	1.3
93,700		SLM Corp.	1,962,078	1.0
54,600		Starwood Property Trust, Inc.	1,428,882	0.7
17,250		Stifel Financial Corp.	1,118,835	0.6
23,700	(1)	Triumph Bancorp, Inc.	1,759,725	0.9
27,800		UMB Financial Corp.	2,587,068	1.3
41,300		WSFS Financial Corp.	1,924,167	1.0
			54,060,073	26.8
		Health Care: 4.2%
12,300	(1)	Apellis Pharmaceuticals, Inc.	777,360	0.4
18,400	(1)	Arcutis Biotherapeutics, Inc.	502,136	0.3
13,000	(1)	Arena Pharmaceuticals, Inc.	886,600	0.4
49,900	(1)	Community Health Systems, Inc.	770,456	0.4
33,700	(1)	Iovance Biotherapeutics, Inc.	876,874	0.4

See Accompanying Notes to Financial Statements

VY® COLUMBIA   PORTFOLIO OF INVESTMENTS
SMALL CAP VALUE II PORTFOLIO   AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

Shares				Value	Percentage of Net Assets
			Health Care (continued)
32,100	(1)		Merit Medical Systems, Inc.	$2,075,586	1.0
18,338	(1)		Olema Pharmaceuticals, Inc.	513,097	0.3
15,600	(1)		Silverback Therapeutics, Inc.	481,884	0.2
23,600	(1)		Tenet Healthcare Corp.	1,580,964	0.8
				8,464,957	4.2
			Industrials: 16.3%
31,500			Altra Industrial Motion Corp.	2,048,130	1.0
76,800	(1	),(2)	API Group Corp.	1,604,352	0.8
17,100			ArcBest Corp.	995,049	0.5
27,300	(1)		Beacon Roofing Supply, Inc.	1,453,725	0.7
63,200	(1)		Bloom Energy Corp.	1,698,184	0.8
13,600			Boise Cascade Co.	793,560	0.4
17,500			EMCOR Group, Inc.	2,155,825	1.1
34,100	(1)		Evoqua Water Technologies Corp.	1,151,898	0.6
24,700	(1)		Herc Holdings, Inc.	2,768,129	1.4
22,400			ICF International, Inc.	1,968,064	1.0
57,300			KBR, Inc.	2,185,995	1.1
38,841			Kforce, Inc.	2,444,264	1.2
11,900	(1)		Masonite International Corp.	1,330,301	0.7
23,200	(1)		Mastec, Inc.	2,461,520	1.2
20,400			Moog, Inc.	1,714,824	0.8
13,600			Science Applications International Corp.	1,193,128	0.6
35,000	(1)		Skywest, Inc.	1,507,450	0.7
41,600			Triton International Ltd.	2,177,344	1.1
58,800	(1)		Triumph Group, Inc.	1,220,100	0.6
				32,871,842	16.3
			Information Technology: 7.1%
8,000	(1)		Cerence, Inc.	853,680	0.4
32,400	(1)		Cohu, Inc.	1,191,996	0.6
26,100	(1)		Diodes, Inc.	2,081,997	1.0
10,300	(1)		ExlService Holdings, Inc.	1,094,478	0.6
22,100			Kulicke & Soffa Industries, Inc.	1,352,520	0.7
80,300	(1)		Magnachip Semiconductor Corp.	1,915,958	1.0
35,365	(1)		SMART Global Holdings, Inc.	1,686,203	0.8
12,800	(1)		Synaptics, Inc.	1,991,424	1.0
39,000	(1)		Ultra Clean Holdings, Inc.	2,095,080	1.0
				14,263,336	7.1
Shares			Value	Percentage of Net Assets
		Materials: 7.3%
35,000	(1)	Alcoa Corp.	$1,289,400	0.6
48,800	(1)	Arconic Corp.	1,738,256	0.9
91,200	(1)	Cleveland-Cliffs, Inc.	1,966,272	1.0
87,500		Hecla Mining Co.	651,000	0.3
40,400	(1)	Kraton Corp.	1,304,516	0.7
60,800	(1)	Livent Corp.	1,177,088	0.6
20,800		Materion Corp.	1,567,280	0.8
82,800	(1)	Orion Engineered Carbons SA	1,572,372	0.8
65,400	(1)	Summit Materials, Inc.	2,279,190	1.1
45,900		United States Steel Corp.	1,101,600	0.5
			14,646,974	7.3
		Real Estate: 6.7%
47,600		American Assets Trust, Inc.	1,775,004	0.9
21,100		Centerspace	1,664,790	0.8
48,800		First Industrial Realty Trust, Inc.	2,548,824	1.3
39,000		Hudson Pacific Properties, Inc.	1,084,980	0.5
10,900		PS Business Parks, Inc.	1,614,072	0.8
164,200	(1)	Sunstone Hotel Investors, Inc.	2,039,364	1.0
144,600		Tanger Factory Outlet Centers, Inc.	2,725,710	1.4
			13,452,744	6.7
		Utilities: 4.2%
31,500		Clearway Energy, Inc. - Class C	834,120	0.4
30,500		New Jersey Resources Corp.	1,206,885	0.6
16,500		ONE Gas, Inc.	1,222,980	0.6
35,200		Portland General Electric Co.	1,622,016	0.8
63,165		South Jersey Industries, Inc.	1,637,868	0.8
51,600	(1)	Sunnova Energy International, Inc.	1,943,256	1.0
			8,467,125	4.2
		Total Common Stock (Cost $136,585,242)	195,748,470	97.2

See Accompanying Notes to Financial Statements

VY® COLUMBIA   PORTFOLIO OF INVESTMENTS
SMALL CAP VALUE II PORTFOLIO   AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.3%
		Mutual Funds: 3.3%
6,665,977	(3)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.030% (Cost $6,665,977)	$6,665,977	3.3
		Total Short-Term Investments (Cost $6,665,977)	6,665,977	3.3
		Total Investments in Securities (Cost $143,251,219)	$202,414,447	100.5
		Liabilities in Excess of Other Assets	(1,095,044)	(0.5)
		Net Assets	$201,319,403	100.0

(1)  Non-income producing security.

(2)  Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(3)  Rate shown is the 7-day yield as of June 30, 2021.

Sector Diversification
as of June 30, 2021
(as a percentage of net assets)

Financials	26.8%
Industrials	16.3%
Consumer Discretionary	13.5%
Materials	7.3%
Information Technology	7.1%
Energy	6.9%
Real Estate	6.7%
Utilities	4.2%
Health Care	4.2%
Consumer Staples	3.1%
Communication Services	1.1%
Assets in Excess of Other Liabilities*	2.8%
Net Assets	100.0%

*  Includes short-term investments.

Portfolio holdings are subject to change daily.

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2021
Asset Table
Investments, at fair value
Common Stock*	$195,748,470	$—	$—	$195,748,470
Short-Term Investments	6,665,977	—	—	6,665,977
Total Investments, at fair value	$202,414,447	$—	$—	$202,414,447

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

*  For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At June 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $143,790,090.

Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$60,319,328
Gross Unrealized Depreciation	(1,694,972)
Net Unrealized Appreciation	$58,624,356

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VY® INVESCO COMSTOCK PORTFOLIO  AS OF JUNE 30, 2021 (UNAUDITED)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.7%
		Communication Services: 2.3%
67,629		AT&T, Inc.	$1,946,363	0.7
70,574		Comcast Corp. - Class A	4,024,129	1.6
			5,970,492	2.3
		Consumer Discretionary: 4.5%
1,017	(1)	Booking Holdings, Inc.	2,225,288	0.9
24,820		eBay, Inc.	1,742,612	0.7
91,011	(1)	General Motors Co.	5,385,121	2.1
41,009	(1)	Las Vegas Sands Corp.	2,160,764	0.8
			11,513,785	4.5
		Consumer Staples: 7.6%
76,616		Altria Group, Inc.	3,653,051	1.4
84,900		Coca-Cola Co.	4,593,939	1.8
46,716		Kraft Heinz Co.	1,905,079	0.7
77,540		Philip Morris International, Inc.	7,684,989	3.0
23,184		Tyson Foods, Inc.	1,710,052	0.7
			19,547,110	7.6
		Energy: 10.9%
81,058		Canadian Natural Resources Ltd.	2,942,570	1.1
43,796		Chevron Corp.	4,587,193	1.8
32,623		ConocoPhillips	1,986,741	0.8
124,381		Devon Energy Corp.	3,630,681	1.4
40,167		Hess Corp.	3,507,382	1.4
291,814		Marathon Oil Corp.	3,974,507	1.6
24,248		Pioneer Natural Resources Co.	3,940,785	1.5
142,161		Suncor Energy, Inc.	3,407,599	1.3
			27,977,458	10.9
		Financials: 24.7%
23,334		Allstate Corp.	3,043,687	1.2
127,282		American International Group, Inc.	6,058,623	2.4
213,018		Bank of America Corp.	8,782,732	3.4
82,140		Bank of New York Mellon Corp.	4,208,032	1.6
7,379		Capital One Financial Corp.	1,141,458	0.5
126,777		Citigroup, Inc.	8,969,473	3.5
77,559		Citizens Financial Group, Inc.	3,557,631	1.4
83,518		Fifth Third Bancorp	3,192,893	1.3
11,869		Goldman Sachs Group, Inc.	4,504,642	1.8
54,490		Huntington Bancshares, Inc.	777,572	0.3
21,480		JPMorgan Chase & Co.	3,340,999	1.3
39,416		Metlife, Inc.	2,359,048	0.9
55,712		Morgan Stanley	5,108,233	2.0
Shares			Value	Percentage of Net Assets
22,949		State Street Corp.	$1,888,244	0.7
136,044		Wells Fargo & Co.	6,161,433	2.4
			63,094,700	24.7
		Health Care: 14.7%
14,281		Anthem, Inc.	5,452,486	2.1
15,762		Baxter International, Inc.	1,268,841	0.5
38,881		Bristol-Myers Squibb Co.	2,598,028	1.0
40,231		CVS Health Corp.	3,356,874	1.3
29,730		Dentsply Sirona, Inc.	1,880,720	0.7
26,459		HCA Healthcare, Inc.	5,470,134	2.2
33,815	(1)	Henry Schein, Inc.	2,508,735	1.0
26,207		Johnson & Johnson	4,317,341	1.7
16,049		McKesson Corp.	3,069,211	1.2
73,138		Sanofi ADR	3,851,447	1.5
2,711		UnitedHealth Group, Inc.	1,085,593	0.4
19,383		Universal Health Services, Inc.	2,838,253	1.1
			37,697,663	14.7
		Industrials: 12.9%
22,374		Caterpillar, Inc.	4,869,254	1.9
34,462		Eaton Corp. PLC	5,106,579	2.0
49,125		Emerson Electric Co.	4,727,790	1.9
13,057		FedEx Corp.	3,895,295	1.5
267,925		General Electric Co.	3,606,270	1.4
73,626		Johnson Controls International plc	5,052,952	2.0
60,602		Textron, Inc.	4,167,600	1.6
8,915		Trane Technologies PLC	1,641,608	0.6
			33,067,348	12.9
		Information Technology: 11.5%
55,632		CDK Global, Inc.	2,764,354	1.1
99,603		Cisco Systems, Inc.	5,278,959	2.1
62,493		Cognizant Technology Solutions Corp.	4,328,265	1.7
34,912	(1)	DXC Technology Co.	1,359,473	0.5
63,436		Intel Corp.	3,561,297	1.4
15,116		Microsoft Corp.	4,094,925	1.6
21,824		NXP Semiconductor NV - NXPI - US	4,489,633	1.7
24,948		Qualcomm, Inc.	3,565,818	1.4
			29,442,724	11.5
		Materials: 4.8%
70,695		CF Industries Holdings, Inc.	3,637,258	1.4
62,330		Corteva, Inc.	2,764,335	1.1
20,559		DuPont de Nemours, Inc.	1,591,472	0.6
68,748		International Paper Co.	4,214,940	1.7
			12,208,005	4.8
See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VY® INVESCO COMSTOCK PORTFOLIO  AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
		Real Estate: 1.4%
130,722	(1)	Host Hotels & Resorts, Inc.	$2,234,039	0.9
6,830	(1)	Jones Lang LaSalle, Inc.	1,334,992	0.5
			3,569,031	1.4
		Utilities: 1.4%
81,974		Exelon Corp.	3,632,268	1.4
		Total Common Stock (Cost $178,040,628)	247,720,584	96.7
SHORT-TERM INVESTMENTS: 2.6%
		Mutual Funds: 2.6%
6,748,890	(2)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.030% (Cost $6,748,890)	6,748,890	2.6
		Total Short-Term Investments (Cost $6,748,890)	6,748,890	2.6
		Total Investments in Securities (Cost $184,789,518)	$254,469,474	99.3
		Assets in Excess of Other Liabilities	1,691,557	0.7
		Net Assets	$256,161,031	100.0

ADR  American Depositary Receipt

(1)  Non-income producing security.

(2)  Rate shown is the 7-day yield as of June 30, 2021.

Sector Diversification
as of June 30, 2021
(as a percentage of net assets)

Financials	24.7%
Health Care	14.7%
Industrials	12.9%
Information Technology	11.5%
Energy	10.9%
Consumer Staples	7.6%
Materials	4.8%
Consumer Discretionary	4.5%
Communication Services	2.3%
Utilities	1.4%
Real Estate	1.4%
Assets in Excess of Other Liabilities*	3.3%
Net Assets	100.0%

*  Includes short-term investments.

Portfolio holdings are subject to change daily.

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2021
Asset Table
Investments, at fair value
Common Stock*	$247,720,584	$—	$—	$247,720,584
Short-Term Investments	6,748,890	—	—	6,748,890
Total Investments, at fair value	$254,469,474	$—	$—	$254,469,474
Other Financial Instruments+
Forward Foreign Currency Contracts	—	43,956	—	43,956
Total Assets	$254,469,474	$43,956	$—	$254,513,430
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(30)	$—	$(30)
Total Liabilities	$—	$(30)	$—	$(30)

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

+  Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

*  For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VY® INVESCO COMSTOCK PORTFOLIO  AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

At June 30, 2021, the following forward foreign currency contracts were outstanding for VY® Invesco Comstock Portfolio:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	3,252,264	CAD	3,997,946	CIBC World Markets Corp.	07/30/21	$27,123
USD	1,917,638	EUR	1,602,086	CIBC World Markets Corp.	07/30/21	16,833
CAD	115,282	USD	93,028	RBC Capital Markets Corp.	07/30/21	(30)
						$43,926

Currency Abbreviations

CAD — Canadian Dollar

EUR — EU Euro

USD — United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2021 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$43,956
Total Asset Derivatives		$43,956
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$30
Total Liability Derivatives		$30

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2021 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts
Foreign exchange contracts	$(161,127)
Total	$(161,127)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts
Foreign exchange contracts	$133,173
Total	$133,173

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2021:

	CIBC World Markets Corp.	RBC Capital Markets Corp.	Totals
Assets:
Forward foreign currency contracts	$43,956		$43,956
Total Assets	$43,956	$—	$43,956
Liabilities:
Forward foreign currency contracts		$30	$30
Total Liabilities	$—	$30	$30
Net OTC derivative instruments by counterparty, at fair value	$43,956	$(30)	43,926
Total collateral pledged by the Portfolio/(Received from counterparty)	$—	$—	$—
Net Exposure(1)	$43,956	$(30)	$43,926

(1)  Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VY® INVESCO COMSTOCK PORTFOLIO  AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

At June 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $191,896,827.

Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$70,175,879
Gross Unrealized Depreciation	(7,535,849)
Net Unrealized Appreciation	$62,640,030

See Accompanying Notes to Financial Statements

VY® INVESCO   PORTFOLIO OF INVESTMENTS
EQUITY AND INCOME PORTFOLIO   AS OF JUNE 30, 2021 (UNAUDITED)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 63.0%
		Communication Services: 4.1%
16,188	(1)	Charter Communications, Inc.	$11,678,832	0.9
192,332		Comcast Corp. - Class A	10,966,771	0.8
18,790	(1)	NetFlix, Inc.	9,925,066	0.7
3,518,366		Vodafone Group PLC	5,896,878	0.4
95,982	(1)	Walt Disney Co.	16,870,756	1.3
			55,338,303	4.1
		Consumer Discretionary: 4.8%
5,241	(1)	Booking Holdings, Inc.	11,467,780	0.8
533,021	(1)	General Motors Co.	31,538,852	2.4
1,426,081		Kingfisher PLC	7,197,558	0.5
209,923		TJX Cos., Inc.	14,153,009	1.1
			64,357,199	4.8
		Consumer Staples: 3.4%
108,419		Diageo PLC	5,196,356	0.4
206,295		Philip Morris International, Inc.	20,445,897	1.5
135,783		Sysco Corp.	10,557,128	0.8
232,858	(1)	US Foods Holding Corp.	8,932,433	0.7
			45,131,814	3.4
		Energy: 4.1%
221,998		Canadian Natural Resources Ltd.	8,058,979	0.6
114,807		Chevron Corp.	12,024,885	0.9
237,642		ConocoPhillips	14,472,398	1.1
382,480		Devon Energy Corp.	11,164,591	0.8
58,780		Pioneer Natural Resources Co.	9,552,926	0.7
			55,273,779	4.1
		Financials: 15.7%
78,863		American Express Co.	13,030,534	1.0
415,043		American International Group, Inc.	19,756,047	1.5
773,541		Bank of America Corp.	31,893,095	2.4
159,512		Charles Schwab Corp.	11,614,069	0.9
420,682		Citizens Financial Group, Inc.	19,296,683	1.4
60,582		Goldman Sachs Group, Inc.	22,992,687	1.7
Shares			Value	Percentage of Net Assets
237,415		Morgan Stanley	$21,768,581	1.6
88,617		PNC Financial Services Group, Inc.	16,904,579	1.3
279,036		Truist Financial Corp.	15,486,498	1.2
653,339		Wells Fargo & Co.	29,589,723	2.2
28,447		Willis Towers Watson PLC	6,543,379	0.5
			208,875,875	15.7
		Health Care: 9.3%
29,549		Alcon, Inc.	2,072,494	0.2
28,144		Anthem, Inc.	10,745,379	0.8
207,424		Bristol-Myers Squibb Co.	13,860,072	1.0
51,212		Cigna Corp.	12,140,829	0.9
110,531		CVS Health Corp.	9,222,707	0.7
350,238		GlaxoSmithKline PLC	6,885,353	0.5
39,855		Johnson & Johnson	6,565,713	0.5
56,829		McKesson Corp.	10,867,978	0.8
105,950		Medtronic PLC	13,151,573	1.0
94,248		Merck & Co., Inc.	7,329,667	0.6
156,947		Pfizer, Inc.	6,146,045	0.5
116,578		Sanofi	12,247,960	0.9
39,073		Universal Health Services, Inc.	5,721,459	0.4
42,888		Zimmer Biomet Holdings, Inc.	6,897,248	0.5
			123,854,477	9.3
		Industrials: 8.2%
79,369		Adecco Group AG	5,400,409	0.4
550,755		CSX Corp.	17,668,220	1.3
84,173		Emerson Electric Co.	8,100,809	0.6
61,433		General Dynamics Corp.	11,565,377	0.9
323,760		Johnson Controls International plc	22,219,649	1.7
2,879	(1)	Parker Hannifin Corp.	881,586	0.1
91,858		Quanta Services, Inc.	8,319,579	0.6
235,425		Raytheon Technologies Corp.	20,084,107	1.5
217,419		Textron, Inc.	14,951,905	1.1
			109,191,641	8.2
		Information Technology: 7.7%
299,315		Cognizant Technology Solutions Corp.	20,730,557	1.6

See Accompanying Notes to Financial Statements

VY® INVESCO   PORTFOLIO OF INVESTMENTS
EQUITY AND INCOME PORTFOLIO   AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

Shares				Value	Percentage of Net Assets
			Information Technology (continued)
192,260			Corning, Inc.	$7,863,434	0.6
65,878	(1)		Fiserv, Inc.	7,041,700	0.5
279,538			Intel Corp.	15,693,263	1.2
85,835	(1)		Micron Technology, Inc.	7,294,258	0.6
54,133			NXP Semiconductor NV - NXPI - US	11,136,241	0.8
171,910			Oracle Corp.	13,381,475	1.0
77,280			Qualcomm, Inc.	11,045,630	0.8
62,839			TE Connectivity Ltd.	8,496,461	0.6
				102,683,019	7.7
			Materials: 2.5%
211,400	(1)		Axalta Coating Systems Ltd.	6,445,586	0.5
311,419			Barrick Gold Corp.	6,440,145	0.5
285,001			Corteva, Inc.	12,639,794	0.9
120,481			Dow, Inc.	7,624,038	0.6
				33,149,563	2.5
			Real Estate: 1.6%
244,473	(1)		CBRE Group, Inc.	20,958,670	1.6
			Utilities: 1.6%
55,287			Duke Energy Corp.	5,457,933	0.4
165,095			Exelon Corp.	7,315,359	0.6
225,848			FirstEnergy Corp.	8,403,804	0.6
				21,177,096	1.6
			Total Common Stock (Cost $587,338,464)	839,991,436	63.0
PREFERRED STOCK: 0.9%
			Energy: 0.5%
140,612	(1	),(2)	El Paso Energy Capital Trust I	7,065,753	0.5
			Financials: 0.4%
75,900	(1)		AMG Capital Trust II	4,553,241	0.4
4,000	(1	),(2),(3)	Wells Fargo & Co.	110,200	0.0
				4,663,441	0.4
			Total Preferred Stock (Cost $10,847,296)	11,729,194	0.9
Principal Amount†				Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 12.6%
			Basic Materials: 0.1%
441,000	(4)		LYB Finance Co. BV, 8.100%, 03/15/2027	588,024	0.1
Principal Amount†			Value	Percentage of Net Assets
195,000		International Paper Co., 6.000%, 11/15/2041	$277,573	0.0
150,000		Rio Tinto Finance USA Ltd., 7.125%, 07/15/2028	203,285	0.0
211,000		Sherwin-Williams Co/The, 4.500%, 06/01/2047	264,393	0.0
			1,333,275	0.1
		Communications: 1.5%
2,307,000		Amazon.com, Inc., 2.875%, 05/12/2041	2,383,165	0.2
455,000		America Movil SAB de CV, 4.375%, 07/16/2042	547,653	0.0
837,000		AT&T, Inc., 3.000%, 06/30/2022	855,981	0.1
125,000	(4)	AT&T, Inc., 3.500%, 09/15/2053	125,773	0.0
334,000	(4)	AT&T, Inc., 3.550%, 09/15/2055	335,606	0.0
533,000		AT&T, Inc., 4.300%, 02/15/2030	616,541	0.1
747,000		AT&T, Inc., 4.500%, 05/15/2035	877,967	0.1
958,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 3.850%, 04/01/2061	942,601	0.1
1,635,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.464%, 07/23/2022	1,692,915	0.1
1,495,000		Cisco Systems, Inc., 1.850%, 09/20/2021	1,498,479	0.1
910,000		Comcast Corp., 3.900%, 03/01/2038	1,048,670	0.1
1,055,000		Comcast Corp., 4.150%, 10/15/2028	1,222,047	0.1
135,000		Comcast Corp., 6.450%, 03/15/2037	196,218	0.0

See Accompanying Notes to Financial Statements

VY® INVESCO   PORTFOLIO OF INVESTMENTS
EQUITY AND INCOME PORTFOLIO   AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
		Communications (continued)
188,000	(4)	Cox Communications, Inc., 2.950%, 10/01/2050	$178,514	0.0
210,000		NBCUniversal Media LLC, 5.950%, 04/01/2041	303,073	0.0
910,000		Rogers Communications, Inc., 4.300%, 02/15/2048	1,052,662	0.1
415,000	(5)	Rogers Communications, Inc., 4.500%, 03/15/2043	486,857	0.0
390,000		Telefonica Emisiones SAU, 4.665%, 03/06/2038	460,058	0.0
860,000		Telefonica Emisiones SAU, 5.213%, 03/08/2047	1,075,705	0.1
539,000		Verizon Communications, Inc., 3.400%, 03/22/2041	570,875	0.0
535,000		Verizon Communications, Inc., 4.400%, 11/01/2034	638,052	0.1
833,000		Verizon Communications, Inc., 4.812%, 03/15/2039	1,056,696	0.1
1,350,000		Walt Disney Co/The, 3.000%, 09/15/2022	1,393,993	0.1
			19,560,101	1.5
		Consumer, Cyclical: 0.8%
491,469		American Airlines 2014-1 Class A Pass Through Trust, 3.700%, 04/01/2028	500,676	0.0
595,000		Dollar General Corp., 3.250%, 04/15/2023	621,113	0.0
563,000		General Motors Co., 6.600%, 04/01/2036	773,777	0.1
713,000		General Motors Financial Co., Inc., 5.250%, 03/01/2026	823,904	0.1
Principal Amount†		Value	Percentage of Net Assets
1,920,000	Home Depot, Inc./The, 2.625%, 06/01/2022	$1,959,686	0.1
740,000	Starbucks Corp., 3.550%, 08/15/2029	827,745	0.1
2,400,000	Toyota Motor Credit Corp., 2.600%, 01/11/2022	2,430,073	0.2
242,500	United Airlines 2012-1 Class A Pass Through Trust, 4.150%, 10/11/2025	257,945	0.0
611,048	United Airlines 2014-2 Class A Pass Through Trust, 3.750%, 03/03/2028	647,195	0.0
530,077	United Airlines 2018-1 Class AA Pass Through Trust, 3.500%, 09/01/2031	556,201	0.0
1,000,000	Walgreens Boots Alliance, Inc., 3.300%, 11/18/2021	1,006,217	0.1
737,000	Walgreens Boots Alliance, Inc., 4.500%, 11/18/2034	859,785	0.1
		11,264,317	0.8
	Consumer, Non-cyclical: 2.1%
1,299,000	AbbVie, Inc., 4.050%, 11/21/2039	1,510,801	0.1
1,137,000	AbbVie, Inc., 4.500%, 05/14/2035	1,371,284	0.1
185,000	AbbVie, Inc., 4.850%, 06/15/2044	235,890	0.0
1,273,000	Altria Group, Inc., 5.800%, 02/14/2039	1,574,797	0.1
1,475,000	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.700%, 02/01/2036	1,811,894	0.1
216,000	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.900%, 02/01/2046	273,881	0.0

See Accompanying Notes to Financial Statements

VY® INVESCO   PORTFOLIO OF INVESTMENTS
EQUITY AND INCOME PORTFOLIO   AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
		Consumer, Non-cyclical (continued)
2,770,000		AstraZeneca PLC, 2.375%, 06/12/2022	$2,821,993	0.2
498,000	(4)	Bayer US Finance II LLC, 4.375%, 12/15/2028	571,097	0.1
981,000	(4)	Bayer US Finance LLC, 3.000%, 10/08/2021	988,034	0.1
218,000		Becton Dickinson & Co., 4.875%, 05/15/2044	258,970	0.0
654,000		Bristol-Myers Squibb Co., 4.125%, 06/15/2039	790,942	0.1
107,000		Cigna Corp., 4.800%, 08/15/2038	133,414	0.0
620,000		CVS Health Corp., 3.375%, 08/12/2024	666,736	0.1
416,589		CVS Pass-Through Trust, 6.036%, 12/10/2028	488,062	0.0
1,975,000		Gilead Sciences, Inc., 3.250%, 09/01/2022	2,031,853	0.2
755,000		Gilead Sciences, Inc., 4.400%, 12/01/2021	760,093	0.1
80,000		GlaxoSmithKline Capital, Inc., 6.375%, 05/15/2038	120,040	0.0
1,232,000	(4)	Heineken NV, 3.500%, 01/29/2028	1,362,755	0.1
240,000		Ingredion, Inc., 6.625%, 04/15/2037	334,398	0.0
423,000		Laboratory Corp. of America Holdings, 4.700%, 02/01/2045	508,603	0.0
92,000		Mead Johnson Nutrition Co., 4.125%, 11/15/2025	103,541	0.0
413,000		Medtronic, Inc., 4.375%, 03/15/2035	514,466	0.0
513,000		Molson Coors Beverage Co., 4.200%, 07/15/2046	572,891	0.1
Principal Amount†			Value	Percentage of Net Assets
3,220,000	(4)	Nestle Holdings, Inc., 3.100%, 09/24/2021	$3,233,858	0.3
1,245,000		PepsiCo, Inc., 3.000%, 08/25/2021	1,250,214	0.1
555,000		Pfizer, Inc., 2.200%, 12/15/2021	560,022	0.0
1,730,000		Pfizer, Inc., 3.000%, 09/15/2021	1,740,136	0.1
275,000		Philip Morris International, Inc., 3.600%, 11/15/2023	296,269	0.0
820,000		Philip Morris International, Inc., 4.875%, 11/15/2043	1,027,209	0.1
155,000		UnitedHealth Group, Inc., 3.500%, 08/15/2039	173,470	0.0
79,000		Zoetis, Inc., 4.700%, 02/01/2043	101,872	0.0
			28,189,485	2.1
		Energy: 1.1%
927,000		BP Capital Markets America, Inc., 2.939%, 06/04/2051	889,757	0.1
612,000	(4)	Cameron LNG LLC, 3.701%, 01/15/2039	683,524	0.0
1,275,000		Chevron Corp., 2.498%, 03/03/2022	1,292,050	0.1
570,000		Chevron USA, Inc., 5.250%, 11/15/2043	775,925	0.1
392,000		ConocoPhillips Co., 4.150%, 11/15/2034	456,555	0.0
182,000		Energy Transfer L.P., 4.200%, 09/15/2023	194,814	0.0
570,000		Energy Transfer L.P., 4.900%, 03/15/2035	660,967	0.0
723,000		Energy Transfer L.P., 5.000%, 05/15/2050	837,271	0.1
835,000		Energy Transfer L.P., 5.300%, 04/01/2044	965,824	0.1

See Accompanying Notes to Financial Statements

VY® INVESCO   PORTFOLIO OF INVESTMENTS
EQUITY AND INCOME PORTFOLIO   AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
		Energy (continued)
833,000		Enterprise Products Operating LLC, 4.250%, 02/15/2048	$955,651	0.1
250,000		Cenovus Energy, Inc., 3.950%, 04/15/2022	254,505	0.0
700,000		Kinder Morgan, Inc., 5.300%, 12/01/2034	866,133	0.1
2,340,000		MPLX L.P., 4.500%, 07/15/2023	2,503,674	0.2
973,000		MPLX L.P., 4.500%, 04/15/2038	1,117,926	0.1
295,000		Plains All American Pipeline L.P. / PAA Finance Corp., 3.650%, 06/01/2022	301,147	0.0
858,000		Spectra Energy Partners L.P., 4.500%, 03/15/2045	1,008,421	0.1
544,000		Suncor Energy, Inc., 3.600%, 12/01/2024	588,014	0.0
215,000		Texas Eastern Transmission L.P., 7.000%, 07/15/2032	298,480	0.0
			14,650,638	1.1
		Financial: 4.2%
231,000		Air Lease Corp., 3.000%, 09/15/2023	241,565	0.0
1,870,000		Air Lease Corp., 4.250%, 09/15/2024	2,040,536	0.2
885,000		Aircastle Ltd., 4.400%, 09/25/2023	948,092	0.1
410,000		Allstate Corp./The, 3.280%, 12/15/2026	452,886	0.0
393,000	(5)	American Equity Investment Life Holding Co., 5.000%, 06/15/2027	444,966	0.0
543,000		American Express Co., 3.625%, 12/05/2024	593,987	0.0
Principal Amount†			Value	Percentage of Net Assets
1,140,000		American International Group, Inc., 4.375%, 01/15/2055	$1,386,954	0.1
831,000		American Tower Corp., 1.600%, 04/15/2026	840,342	0.1
455,000	(4)	ANZ New Zealand Int'l Ltd./London, 2.875%, 01/25/2022	461,886	0.0
440,000	(4)	Apollo Management Holdings L.P., 4.000%, 05/30/2024	479,404	0.0
285,000	(4)	Athene Global Funding, 2.750%, 06/25/2024	299,040	0.0
1,555,000	(4)	Athene Global Funding, 4.000%, 01/25/2022	1,587,542	0.1
305,000	(4)	Aviation Capital Group LLC, 2.875%, 01/20/2022	308,139	0.0
1,095,000	(4)	Aviation Capital Group LLC, 4.875%, 10/01/2025	1,216,972	0.1
720,000		Bank of America Corp., 3.248%, 10/21/2027	781,626	0.1
725,000	(4)	BBVA Bancomer SA/Texas, 4.375%, 04/10/2024	789,463	0.1
765,000		Brookfield Asset Management, Inc., 4.000%, 01/15/2025	837,501	0.1
1,140,000		Capital One Financial Corp., 3.200%, 01/30/2023	1,187,255	0.1
130,000	(4)	Carlyle Holdings Finance LLC, 3.875%, 02/01/2023	136,413	0.0
630,000	(3)	Citigroup, Inc., 3.668%, 07/24/2028	695,461	0.1
1,930,000		Citigroup, Inc., 4.000%, 08/05/2024	2,102,940	0.2
520,000		Citigroup, Inc., 4.750%, 05/18/2046	663,005	0.1
260,000		Citigroup, Inc., 5.300%, 05/06/2044	351,800	0.0

See Accompanying Notes to Financial Statements

VY® INVESCO   PORTFOLIO OF INVESTMENTS
EQUITY AND INCOME PORTFOLIO   AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
		Financial (continued)
560,000		Citigroup, Inc., 6.675%, 09/13/2043	$862,396	0.1
472,000	(4)	Credit Suisse AG, 6.500%, 08/08/2023	522,528	0.0
1,348,000		Crown Castle International Corp., 2.500%, 07/15/2031	1,359,357	0.1
60,000		Crown Castle International Corp., 4.750%, 05/15/2047	73,373	0.0
2,088,000	(4)	Delaware Life Global Funding, 2.662%, 06/29/2026	2,090,046	0.2
620,000		Discover Bank, 3.350%, 02/06/2023	646,116	0.0
2,275,000		EPR Properties, 4.750%, 12/15/2026	2,469,113	0.2
820,000		Goldman Sachs Group, Inc., 4.250%, 10/21/2025	917,304	0.1
355,000		Goldman Sachs Group, Inc., 5.250%, 07/27/2021	356,239	0.0
835,000		Office Properties Income Trust, 4.000%, 07/15/2022	862,580	0.1
755,000	(4)	Guardian Life Global Funding, 2.900%, 05/06/2024	801,100	0.1
240,000		Service Properties Trust, 5.000%, 08/15/2022	243,000	0.0
1,790,000	(3)	HSBC Holdings PLC, 2.633%, 11/07/2025	1,879,651	0.1
670,000	(4)	Jackson National Life Global Funding, 2.100%, 10/25/2021	673,938	0.1
620,000	(4)	Jackson National Life Global Funding, 3.250%, 01/30/2024	660,733	0.1
550,000		JPMorgan Chase & Co., 3.200%, 06/15/2026	599,111	0.0
Principal Amount†			Value	Percentage of Net Assets
665,000	(3)	JPMorgan Chase & Co., 3.465%, 12/31/2199	$667,494	0.1
1,270,000	(3)	JPMorgan Chase & Co., 3.509%, 01/23/2029	1,400,802	0.1
1,270,000	(3)	JPMorgan Chase & Co., 3.897%, 01/23/2049	1,480,649	0.1
675,000	(3)	JPMorgan Chase & Co., 4.260%, 02/22/2048	820,838	0.1
443,000	(4)	KKR Group Finance Co. III LLC, 5.125%, 06/01/2044	578,573	0.0
950,000	(4)	Liberty Mutual Group, Inc., 3.950%, 05/15/2060	1,045,952	0.1
587,000		Lifestorage L.P./CA, 3.500%, 07/01/2026	642,552	0.0
285,000		Markel Corp., 5.000%, 03/30/2043	346,575	0.0
525,000		Markel Corp., 5.000%, 05/20/2049	682,252	0.1
2,360,000	(4)	Mizuho Financial Group Cayman 3 Ltd., 4.600%, 03/27/2024	2,575,747	0.2
1,040,000		Morgan Stanley, 4.000%, 07/23/2025	1,157,634	0.1
1,230,000		National Australia Bank Ltd./ New York, 1.875%, 07/12/2021	1,230,647	0.1
1,000,000	(4)	Nationwide Financial Services, Inc., 5.300%, 11/18/2044	1,261,217	0.1
590,000		PartnerRe Finance B LLC, 3.700%, 07/02/2029	656,324	0.0
755,000		PNC Financial Services Group, Inc./The, 3.450%, 04/23/2029	844,610	0.1
200,000		Regency Centers L.P., 2.950%, 09/15/2029	210,839	0.0
300,000		Regency Centers L.P., 4.650%, 03/15/2049	365,164	0.0

See Accompanying Notes to Financial Statements

VY® INVESCO   PORTFOLIO OF INVESTMENTS
EQUITY AND INCOME PORTFOLIO   AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
		Financial (continued)
259,000		Reinsurance Group of America, Inc., 4.700%, 09/15/2023	$281,677	0.0
805,000	(4)	Societe Generale SA, 5.000%, 01/17/2024	876,453	0.1
670,000		Synchrony Financial, 3.950%, 12/01/2027	747,453	0.1
445,000		Travelers Cos, Inc., 4.600%, 08/01/2043	586,728	0.0
585,000	(4)	UBS Group AG, 4.125%, 04/15/2026	656,397	0.0
410,000		US Bancorp, 3.100%, 04/27/2026	446,332	0.0
965,000		Wells Fargo & Co., 3.550%, 09/29/2025	1,061,080	0.1
470,000		Wells Fargo & Co., 4.100%, 06/03/2026	528,297	0.0
300,000		Wells Fargo & Co., 4.650%, 11/04/2044	370,765	0.0
315,000		Willis North America, Inc., 3.600%, 05/15/2024	338,596	0.0
350,000		WR Berkley Corp., 4.625%, 03/15/2022	360,315	0.0
			56,086,322	4.2
		Industrial: 1.1%
970,000		Avnet, Inc., 4.625%, 04/15/2026	1,092,013	0.1
1,585,000		Boeing Co/The, 5.805%, 05/01/2050	2,137,913	0.2
735,000		Caterpillar Financial Services Corp., 1.700%, 08/09/2021	736,234	0.1
330,000		CSX Corp., 5.500%, 04/15/2041	449,704	0.0
1,015,000		Deere & Co., 2.600%, 06/08/2022	1,031,966	0.1
Principal Amount†			Value	Percentage of Net Assets
295,000		FedEx Corp., 4.900%, 01/15/2034	$368,691	0.0
1,620,000		General Dynamics Corp., 3.875%, 07/15/2021	1,621,349	0.1
620,000		Honeywell International, Inc., 0.380%, (US0003M + 0.230%), 08/19/2022	620,212	0.1
1,020,000		Honeywell International, Inc., 0.483%, 08/19/2022	1,020,340	0.1
459,000		Norfolk Southern Corp., 3.400%, 11/01/2049	487,040	0.0
703,000		Packaging Corp. of America, 4.500%, 11/01/2023	760,044	0.1
285,000		Precision Castparts Corp., 2.500%, 01/15/2023	292,990	0.0
345,000		Raytheon Technologies Corp., 4.450%, 11/16/2038	418,667	0.0
410,000	(4)	SMBC Aviation Capital Finance DAC, 2.650%, 07/15/2021	410,309	0.0
970,000		Union Pacific Corp., 3.200%, 05/20/2041	1,030,522	0.1
157,000		Union Pacific Corp., 3.646%, 02/15/2024	168,453	0.0
375,000		Union Pacific Corp., 3.839%, 03/20/2060	428,130	0.0
730,000		Union Pacific Corp., 4.150%, 01/15/2045	845,661	0.1
330,000		United Parcel Service, Inc., 3.400%, 11/15/2046	371,536	0.0
			14,291,774	1.1
		Technology: 1.1%
1,146,000		Apple, Inc., 2.150%, 02/09/2022	1,159,816	0.1
435,000		Apple, Inc., 3.350%, 02/09/2027	483,498	0.0

See Accompanying Notes to Financial Statements

VY® INVESCO   PORTFOLIO OF INVESTMENTS
EQUITY AND INCOME PORTFOLIO   AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
		Technology (continued)
1,030,000	(4)	Broadcom, Inc., 3.469%, 04/15/2034	$1,090,543	0.1
910,000		Dell International LLC / EMC Corp., 5.450%, 06/15/2023	987,486	0.1
35,000		Dell International LLC / EMC Corp., 8.350%, 07/15/2046	57,334	0.0
1,630,000		Fiserv, Inc., 3.800%, 10/01/2023	1,745,177	0.1
1,385,000		International Business Machines Corp., 2.875%, 11/09/2022	1,433,776	0.1
1,152,000	(4)	Marvell Technology, Inc., 2.450%, 04/15/2028	1,175,311	0.1
200,000		Micron Technology, Inc., 4.663%, 02/15/2030	232,845	0.0
649,000		Microsoft Corp., 3.500%, 02/12/2035	754,586	0.1
690,000		NVIDIA Corp., 2.200%, 09/16/2021	691,695	0.0
1,805,000	(4)	NXP BV / NXP Funding LLC, 3.875%, 09/01/2022	1,872,228	0.1
795,000	(4)	NXP BV / NXP Funding LLC, 5.350%, 03/01/2026	928,204	0.1
985,000		Oracle Corp., 3.600%, 04/01/2040	1,040,568	0.1
1,000,000		salesforce.com, Inc., 2.700%, 07/15/2041	994,480	0.1
285,000		Texas Instruments, Inc., 2.625%, 05/15/2024	300,626	0.0
			14,948,173	1.1
		Utilities: 0.6%
620,000	(4)	Electricite de France SA, 4.875%, 01/22/2044	782,887	0.1
345,000		Georgia Power Co., 3.700%, 01/30/2050	375,455	0.0
Principal Amount†			Value	Percentage of Net Assets
2,410,000		NextEra Energy Capital Holdings, Inc., 0.650%, 03/01/2023	$2,420,422	0.2
703,000		NextEra Energy Capital Holdings, Inc., 3.550%, 05/01/2027	777,418	0.1
760,000		NiSource, Inc., 4.375%, 05/15/2047	912,468	0.1
605,000		Oglethorpe Power Corp., 4.550%, 06/01/2044	695,768	0.0
667,000		Sempra Energy, 3.800%, 02/01/2038	742,456	0.1
529,000		Xcel Energy, Inc., 0.500%, 10/15/2023	529,209	0.0
274,000		Xcel Energy, Inc., 3.500%, 12/01/2049	296,965	0.0
			7,533,048	0.6
		Total Corporate Bonds/Notes (Cost $153,937,445)	167,857,133	12.6
MUNICIPAL BONDS: 0.0%
		Georgia: 0.0%
317,000		Municipal Electric Authority of Georgia, 6.655%, 04/01/2057	488,847	0.0
		Total Municipal Bonds (Cost $317,000)	488,847	0.0
U.S. TREASURY OBLIGATIONS: 10.0%
		U.S. Treasury Bonds: 0.9%
7,987,800		1.875%,02/15/2051	7,625,853	0.6
3,083,700		2.250%,05/15/2041	3,209,457	0.2
425,000	(5)	4.500%,02/15/2036	583,578	0.1
			11,418,888	0.9
		U.S. Treasury Notes: 9.1%
11,135,000		0.125%,06/30/2023	11,108,685	0.8
26,887,000		0.250%,06/15/2024	26,724,207	2.0
49,714,800		0.875%,06/30/2026	49,693,438	3.7
22,156,000		1.250%,06/30/2028	22,192,350	1.7
12,107,900	(5)	1.625%,05/15/2031	12,295,194	0.9
			122,013,874	9.1
		Total U.S. Treasury Obligations (Cost $132,606,207)	133,432,762	10.0

See Accompanying Notes to Financial Statements

VY® INVESCO   PORTFOLIO OF INVESTMENTS
EQUITY AND INCOME PORTFOLIO   AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

Principal Amount†				Value	Percentage of Net Assets
CONVERTIBLE BONDS/NOTES: 8.1%
			Communications: 4.6%
438,000	(5)		Booking Holdings, Inc., 0.750%, 05/01/2025	$621,522	0.0
1,490,000			Booking Holdings, Inc., 0.900%, 09/15/2021	1,621,865	0.1
1,283,000	(4)		Cable One, Inc., 1.125%, 03/15/2028	1,311,247	0.1
2,687,000	(4	),(6)	Cable One, Inc., 0.000%, 03/15/2026	2,697,748	0.2
3,989,000			Trip.com Group Ltd., 1.250%, 09/15/2022	3,803,106	0.3
7,840,000			DISH Network Corp., 3.375%, 08/15/2026	8,020,320	0.6
1,319,000			Finisar Corp., 0.500%, 12/15/2036	1,313,293	0.1
2,501,000			FireEye, Inc., 1.000%, 06/01/2035	2,472,628	0.2
2,692,000			FireEye, Inc., 1.625%, 06/01/2035	2,680,380	0.2
2,642,000	(4)		Liberty Broadband Corp., 1.250%, 09/30/2050	2,672,383	0.2
2,950,000			Liberty Latin America Ltd., 2.000%, 07/15/2024	3,019,568	0.2
9,559,000			Liberty Media Corp., 1.375%, 10/15/2023	12,749,207	1.0
673,000			Liberty Media Corp. - Liberty Formula One, 1.000%, 01/30/2023	917,888	0.1
3,355,000	(4)		Match Group Financeco 3, Inc., 2.000%, 01/15/2030	6,833,799	0.5
3,000,000			Shopify, Inc., 0.125%, 11/01/2025	3,921,000	0.3
338,000	(4)		TripAdvisor, Inc., 0.250%, 04/01/2026	318,565	0.0
2,327,000			Viavi Solutions, Inc., 1.000%, 03/01/2024	3,288,342	0.2
2,486,000	(5)		Viavi Solutions, Inc., 1.750%, 06/01/2023	3,350,381	0.3
				61,613,242	4.6
Principal Amount†				Value	Percentage of Net Assets
			Consumer, Cyclical: 0.4%
1,697,000	(4)		JetBlue Airways Corp., 0.500%, 04/01/2026	$1,699,546	0.1
2,264,000			Live Nation Entertainment, Inc., 2.500%, 03/15/2023	3,172,543	0.2
1,071,000			Spirit Airlines, Inc., 1.000%, 05/15/2026	1,026,125	0.1
				5,898,214	0.4
			Consumer, Non-cyclical: 1.3%
704,000			Dexcom, Inc., 0.750%, 12/01/2023	1,831,280	0.2
2,041,000			Integra LifeSciences Holdings Corp., 0.500%, 08/15/2025	2,263,265	0.2
1,699,000			Jazz Investments I Ltd., 2.000%, 06/15/2026	2,268,165	0.2
2,257,000			Neurocrine Biosciences, Inc., 2.250%, 05/15/2024	3,039,953	0.2
936,000	(4)		Pacira BioSciences, Inc., 0.750%, 08/01/2025	1,030,770	0.1
263,000			Pacira BioSciences, Inc., 2.375%, 04/01/2022	287,821	0.0
1,323,000			Supernus Pharmaceuticals, Inc., 0.625%, 04/01/2023	1,307,289	0.1
380,000	(4)		Tandem Diabetes Care, Inc., 1.500%, 05/01/2025	433,694	0.0
3,735,000			Teladoc Health, Inc., 1.250%, 06/01/2027	4,199,634	0.3
				16,661,871	1.3
			Financial: 0.4%
2,241,000			BofA Finance LLC, 0.125%, 09/01/2022	2,722,815	0.2
2,535,000	(4	),(6)	Redfin Corp., 0.000%, 10/15/2025	2,855,678	0.2
				5,578,493	0.4

See Accompanying Notes to Financial Statements

VY® INVESCO   PORTFOLIO OF INVESTMENTS
EQUITY AND INCOME PORTFOLIO   AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

Principal Amount†				Value	Percentage of Net Assets
			Technology: 1.4%
1,509,000			Cree, Inc., 0.875%, 09/01/2023	$2,520,124	0.2
1,076,000			Cree, Inc., 1.750%, 05/01/2026	2,340,838	0.2
4,780,000	(5)		Microchip Technology, Inc., 0.125%, 11/15/2024	5,401,400	0.4
2,444,000			Western Digital Corp., 1.500%, 02/01/2024	2,622,718	0.2
2,643,000			Workday, Inc., 0.250%, 10/01/2022	4,382,358	0.3
1,137,000	(4	),(6)	Zynga, Inc., 0.000%, 12/15/2026	1,218,011	0.1
				18,485,449	1.4
			Total Convertible Bonds/Notes (Cost $87,054,354)	108,237,269	8.1
EQUITY-LINKED NOTES: 0.9%
			Financial: 0.9%
4,397,000	(4	),(7)	Credit Suisse AG, Convertible Basket (Basket of 5 Common Stocks), 0.500%, 06/24/2024	4,333,244	0.3
6,746,000	(7)		GS Finance Corp (Guarantor: The Goldman Sachs Group, Inc.), Exchangeable Basket (Basket of 5 Common Stocks), 0.250%, 07/08/2024	7,909,010	0.6
			Total Equity- Linked Notes (Cost $11,143,000)	12,242,254	0.9
STRUCTURED NOTES: 1.0%
			Financial: 1.0%
6,016,000	(7)		Wells Fargo Bank N.A., Convertible Trust - Energy Series 2019-1 (Linked to a basket of 4 Stocks), 0.330%, 09/19/2024	6,527,360	0.5
Principal Amount†			Value	Percentage of Net Assets
5,968,000	(7)	Wells Fargo Bank N.A., Convertible Trust - Media Series 2019-1 (Linked to a basked of 3 Stocks), 0.250%, 12/04/2024	$7,382,416	0.5
		Total Structured Notes (Cost $12,405,961)	13,909,776	1.0
U.S. GOVERNMENT AGENCY OBLIGATIONS: 0.1%
		Federal National Mortgage Association: 0.1%(8)
915,000		6.625%,11/15/2030	1,324,823	0.1
		Total U.S. Government Agency Obligations (Cost $1,005,046)	1,324,823	0.1
		Total Long-Term Investments (Cost $996,654,773)	1,289,213,494	96.6
SHORT-TERM INVESTMENTS: 5.0%
		Repurchase Agreements: 1.3%
4,027,600	(9)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/30/21, 0.05%, due 07/01/21 (Repurchase Amount $4,027,606, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-9.000%, Market Value plus accrued interest $4,108,152, due 07/25/21- 05/20/71)	4,027,600	0.3

See Accompanying Notes to Financial Statements

VY® INVESCO   PORTFOLIO OF INVESTMENTS
EQUITY AND INCOME PORTFOLIO   AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
		Repurchase Agreements (continued)
1,067,574	(9)	Citigroup, Inc., Repurchase Agreement dated 06/30/21, 0.06%, due 07/01/21 (Repurchase Amount $1,067,576, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,088,925, due 07/01/21- 01/15/59)	$1,067,574	0.1
1,419,577	(9)	JVB Financial Group LLC, Repurchase Agreement dated 06/30/21, 0.09%, due 07/01/21 (Repurchase Amount $1,419,581, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-7.000%, Market Value plus accrued interest $1,447,969, due 08/01/21- 06/01/51)	1,419,577	0.1
1,803,568	(9)	Mirae Asset Securities USA Inc., Repurchase Agreement dated 06/30/21, 0.06%, due 07/01/21 (Repurchase Amount $1,803,571, collateralized by various U.S. Government Agency Obligations, 0.500%-7.500%, Market Value plus accrued interest $1,839,643, due 05/01/24-04/20/71)	1,803,568	0.2
Principal Amount†			Value	Percentage of Net Assets
4,027,600	(9)	Palafox Trading LLC, Repurchase Agreement dated 06/30/21, 0.09%, due 07/01/21 (Repurchase Amount $4,027,610, collateralized by various U.S. Government Securities, 1.125%, Market Value plus accrued interest $4,108,164, due 02/28/27)	$4,027,600	0.3
2,861,793	(9)	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/21, 0.11%, due 07/01/21 (Repurchase Amount $2,861,802, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $2,919,341, due 07/15/23- 02/15/48)	2,861,793	0.2
1,168,735	(9)	Stonex Financial Inc., Repurchase Agreement dated 06/30/21, 0.10%, due 07/01/21 (Repurchase Amount $1,168,738, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.320%-9.000%, Market Value plus accrued interest $1,192,110, due 12/01/21-05/20/71)	1,168,735	0.1
		Total Repurchase Agreements (Cost $16,376,447)	16,376,447	1.3

See Accompanying Notes to Financial Statements

VY® INVESCO   PORTFOLIO OF INVESTMENTS
EQUITY AND INCOME PORTFOLIO   AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

Shares				Value	Percentage of Net Assets
			Mutual Funds: 3.7%
49,118,100	(9	),(10)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.030%	$49,118,100	3.7
198,000	(9	),(10)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.020%	198,000	0.0
365,000	(9	),(10)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 0.030%	365,000	0.0
			Total Mutual Funds (Cost $49,681,100)	49,681,100	3.7
			Total Short-Term Investments (Cost $66,057,547)	66,057,547	5.0
			Total Investments in Securities (Cost $1,062,712,320)	$1,355,271,041	101.6
			Liabilities in Excess of Other Assets	(21,111,663)	(1.6)
			Net Assets	$1,334,159,378	100.0

†  Unless otherwise indicated, principal amount is shown in USD.

(1)  Non-income producing security.

(2)  Preferred Stock may be called prior to convertible date.

(3)  Variable rate security. Rate shown is the rate in effect as of June 30, 2021.

(4)  Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(5)  Security, or a portion of the security, is on loan.

(6)  Represents a zero coupon bond. Rate shown reflects the effective yield as of June 30, 2021.

(7)  For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

(8)  The Federal Housing Finance Agency ("FHFA") placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

(9)  All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(10)  Rate shown is the 7-day yield as of June 30, 2021.

Reference Rate Abbreviations:

US0003M  3-month LIBOR

Sector Diversification
as of June 30, 2021
(as a percentage of net assets)

Financials	22.6%
Health Care	9.3%
Industrials	9.3%
U.S. Treasury Notes	9.1%
Information Technology	7.7%
Communications	6.1%
Energy	5.7%
Consumer Discretionary	4.8%
Communication Services	4.1%
Consumer Staples	3.4%
Consumer, Non-cyclical	3.4%
Technology	2.5%
Materials	2.5%
Utilities	2.2%
Real Estate	1.6%
Consumer, Cyclical	1.2%
U.S. Treasury Bonds	0.9%
Basic Materials	0.1%
Federal National Mortgage Association	0.1%
Municipal Bonds	0.0%^
Assets in Excess of Other Liabilities*	3.4%
Net Assets	100.0%

^  Amount is less than 0.005%.

*  Includes short-term investments.

Portfolio holdings are subject to change daily.

See Accompanying Notes to Financial Statements

VY® INVESCO   PORTFOLIO OF INVESTMENTS
EQUITY AND INCOME PORTFOLIO   AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2021
Asset Table
Investments, at fair value
Common Stock
Communication Services	$49,441,425	$5,896,878	$—	$55,338,303
Consumer Discretionary	57,159,641	7,197,558	—	64,357,199
Consumer Staples	39,935,458	5,196,356	—	45,131,814
Energy	55,273,779	—	—	55,273,779
Financials	208,875,875	—	—	208,875,875
Health Care	102,648,670	21,205,807	—	123,854,477
Industrials	103,791,232	5,400,409	—	109,191,641
Information Technology	102,683,019	—	—	102,683,019
Materials	33,149,563	—	—	33,149,563
Real Estate	20,958,670	—	—	20,958,670
Utilities	21,177,096	—	—	21,177,096
Total Common Stock	795,094,428	44,897,008	—	839,991,436
Preferred Stock	7,175,953	4,553,241	—	11,729,194
Corporate Bonds/Notes	—	167,857,133	—	167,857,133
Municipal Bonds	—	488,847	—	488,847
Convertible Bonds/Notes	—	108,237,269	—	108,237,269
Structured Notes	—	—	13,909,776	13,909,776
Equity-Linked Notes	—	—	12,242,254	12,242,254
U.S. Government Agency Obligations	—	1,324,823	—	1,324,823
U.S. Treasury Obligations	—	133,432,762	—	133,432,762
Short-Term Investments	49,681,100	16,376,447	—	66,057,547
Total Investments, at fair value	$851,951,481	$477,167,530	$26,152,030	$1,355,271,041
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$133,403	$—	$133,403
Total Assets	$851,951,481	$477,300,933	$26,152,030	$1,355,404,444
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(11,398)	$—	$(11,398)
Total Liabilities	$—	$(11,398)	$—	$(11,398)

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

+  Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

#  The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

See Accompanying Notes to Financial Statements

VY® INVESCO   PORTFOLIO OF INVESTMENTS
EQUITY AND INCOME PORTFOLIO   AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

At June 30, 2021, the following forward foreign currency contracts were outstanding for VY® Invesco Equity and Income Portfolio:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	114,884	USD	92,699	State Street Bank and Trust Co.	07/30/21	$(22)
USD	451,707	GBP	326,134	State Street Bank and Trust Co.	07/30/21	526
CHF	318,300	USD	346,584	State Street Bank and Trust Co.	07/30/21	(2,305)
CHF	420,276	USD	458,565	State Street Bank and Trust Co.	07/30/21	(3,987)
USD	350,726	GBP	252,173	State Street Bank and Trust Co.	07/30/21	1,864
CHF	212,012	USD	231,058	State Street Bank and Trust Co.	07/30/21	(1,742)
USD	955,630	GBP	686,843	State Street Bank and Trust Co.	07/30/21	5,435
CHF	310,065	USD	338,205	State Street Bank and Trust Co.	07/30/21	(2,833)
USD	18,566	GBP	13,369	State Street Bank and Trust Co.	07/30/21	71
USD	7,119	CHF	6,547	State Street Bank and Trust Co.	07/30/21	37
USD	7,213,637	CHF	6,633,661	State Street Bank and Trust Co.	07/30/21	38,549
USD	244,969	CAD	303,755	State Street Bank and Trust Co.	07/30/21	(69)
USD	16,748,291	GBP	12,062,972	State Street Bank and Trust Co.	07/30/21	60,097
USD	5,783,890	CAD	7,170,363	State Street Bank and Trust Co.	07/30/21	(440)
USD	9,178,417	EUR	7,713,383	The Bank of New York Mellon	07/30/21	26,824
						$122,005

Currency Abbreviations

CAD — Canadian Dollar

CHF — Swiss Franc

EUR — EU Euro

GBP — British Pound

USD — United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2021 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$133,403
Total Asset Derivatives		$133,403
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$11,398
Total Liability Derivatives		$11,398

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2021 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts
Foreign exchange contracts	$(357,707)
Total	$(357,707)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts
Foreign exchange contracts	$580,851
Total	$580,851

See Accompanying Notes to Financial Statements

VY® INVESCO   PORTFOLIO OF INVESTMENTS
EQUITY AND INCOME PORTFOLIO   AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2021:

	State Street Bank and Trust Co.	The Bank of New York Mellon	Totals
Assets:
Forward foreign currency contracts	$106,579	$26,824	$133,403
Total Assets	$106,579	$26,824	$133,403
Liabilities:
Forward foreign currency contracts	$11,398		$11,398
Total Liabilities	$11,398	$—	$11,398
Net OTC derivative instruments by counterparty, at fair value	$95,181	$26,824	$122,005
Total collateral pledged by the Portfolio/ (Received from counterparty)	$—	$—	$—
Net Exposure(1)	$95,181	$26,824	$122,005

(1)  Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio's assets and liabilities during the period ended June 30, 2021:

	Equity-Linked Notes*	Structured Products*	Total
Assets:
Beginning balance at December 31, 2020	$11,377,989	$21,388,478	$32,766,467
Purchases	—	—	—
Sales	—	—	—
Accrued discounts/(premiums)	—	(63,778)	(63,778)
Total realized gain (loss)	—	—	—
Net change in unrealized appreciation (depreciation)**	864,265	(406,641)	457,624
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	(7,008,283)	(7,008,283)
Ending balance at June 30, 2021	$12,242,254	$13,909,776	$26,152,030
Net change in unrealized appreciation (depreciation) on Level 3 securities still held as of June 30, 2021**	$864,265	$(406,641)	$457,624

*  Securities categorized as Level 3 were fair valued based on a single quotation obtained from a broker. The Portfolio does not have access to the unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

**  Any difference between net change in unrealized apprecation (depreciation) and net change in unrealized appreciation (depreciation) on Level 3 securities still held at June 30, 2021 may be due to securities no longer held or categorized as Level 3 at period end.

At June 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $1,069,118,603.

Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$295,367,261
Gross Unrealized Depreciation	(9,089,454)
Net Unrealized Appreciation	$286,277,807

See Accompanying Notes to Financial Statements

VY® INVESCO   PORTFOLIO OF INVESTMENTS
GLOBAL PORTFOLIO   AS OF JUNE 30, 2021 (UNAUDITED)

Shares				Value	Percentage of Net Assets
COMMON STOCK: 99.1%
			Brazil: 0.8%
216,978	(1)		StoneCo Ltd.	$14,550,545	0.8
			China: 4.1%
804,174	(1)		JD.com, Inc. ADR	64,181,127	3.7
175,300	(1	),(2)	Meituan Class B	7,231,329	0.4
				71,412,456	4.1
			Denmark: 0.4%
148,908			Ambu A/S	5,729,680	0.3
6,574	(1)		Ascendis Pharma A/S ADR	864,810	0.1
				6,594,490	0.4
			France: 8.4%
22,587			Dassault Systemes SE	5,481,767	0.3
61,315			Kering SA	53,725,171	3.1
109,566			LVMH Moet Hennessy Louis Vuitton SE	86,190,666	5.0
				145,397,604	8.4
			Germany: 2.5%
304,601			SAP SE	42,784,086	2.5
			India: 3.4%
8,911,196			DLF Ltd.	33,751,998	1.9
1,507,825	(1)		ICICI Bank Ltd. ADR	25,783,808	1.5
				59,535,806	3.4
			Italy: 0.3%
97,923	(1)		Brunello Cucinelli SpA	5,736,057	0.3
			Japan: 12.7%
301,300			Capcom Co., Ltd.	8,806,585	0.5
75,800			Fanuc Ltd.	18,176,675	1.1
83,104			Keyence Corp.	41,853,121	2.4
548,500			Murata Manufacturing Co., Ltd.	41,781,922	2.4
483,800			Nidec Corp.	55,632,276	3.2
284,600			Omron Corp.	22,533,741	1.3
206,541			Takeda Pharmaceutical Co., Ltd.	6,931,635	0.4
201,000			TDK Corp.	24,331,993	1.4
				220,047,948	12.7
			Netherlands: 3.6%
396,330	(1)		Airbus SE	51,068,132	2.9
16,097			ASML Holding NV	11,112,043	0.7
				62,180,175	3.6
Shares			Value	Percentage of Net Assets
		Spain: 1.1%
564,628		Industria de Diseno Textil SA	$19,935,173	1.1
		Sweden: 3.2%
810,823		Assa Abloy AB	24,444,628	1.4
506,504		Atlas Copco AB - A Shares	31,103,589	1.8
			55,548,217	3.2
		Switzerland: 0.9%
11,236		Lonza Group AG	7,965,838	0.4
21,891	(1)	Zur Rose Group AG	8,382,874	0.5
			16,348,712	0.9
		United Kingdom: 2.4%
465,144	(1)	Farfetch Ltd. - Class A	23,424,652	1.3
978,624		Prudential PLC	18,619,057	1.1
			42,043,709	2.4
		United States: 55.3%
131,339	(1)	Adobe, Inc.	76,917,372	4.4
235,167		Agilent Technologies, Inc.	34,760,034	2.0
74,390	(1)	Alphabet, Inc. - Class A	181,644,758	10.5
4,647	(1)	Amazon.com, Inc.	15,986,424	0.9
21,842		Analog Devices, Inc.	3,760,319	0.2
744,036	(1)	Avantor, Inc.	26,420,718	1.5
212,217	(1)	Boston Scientific Corp.	9,074,399	0.5
51,528	(1)	Castle Biosciences, Inc.	3,778,548	0.2
23,873	(1)	Charles River Laboratories International, Inc.	8,831,100	0.5
127,047	(1)	Dun & Bradstreet Holdings, Inc.	2,714,994	0.2
90,306		Electronic Arts, Inc.	12,988,712	0.7
132,723		Equifax, Inc.	31,788,486	1.8
259,694	(1)	Facebook, Inc. - Class A	90,298,201	5.2
37,578	(1)	Fate Therapeutics, Inc.	3,261,395	0.2
148,104		Fidelity National Information Services, Inc.	20,981,894	1.2
28,328	(1)	Illumina, Inc.	13,405,093	0.8
175,413		Intuit, Inc.	85,982,190	4.9
8,519	(1)	Intuitive Surgical, Inc.	7,834,413	0.5
45,144	(1)	IQVIA Holdings, Inc.	10,939,294	0.6

See Accompanying Notes to Financial Statements

VY® INVESCO   PORTFOLIO OF INVESTMENTS
GLOBAL PORTFOLIO   AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
		United States (continued)
15,845	(1)	Marriott International, Inc.	$2,163,159	0.1
492,985		Maxim Integrated Products	51,940,900	3.0
61,957		Microsoft Corp.	16,784,151	1.0
164,223	(1)	PayPal Holdings, Inc.	47,867,720	2.8
74,831		Pegasystems, Inc.	10,415,727	0.6
142,290	(1)	Phathom Pharmaceuticals, Inc.	4,816,516	0.3
75,758	(1)	Qualtrics International, Inc.	2,897,744	0.2
192,476		S&P Global, Inc.	79,001,774	4.5
7,366	(1)	Twist Bioscience Corp.	981,520	0.1
130,700	(1)	Uniqure B.V.	4,025,560	0.2
184,365		United Parcel Service, Inc. - Class B	38,342,389	2.2
209,936	(1)	Veracyte, Inc.	8,393,241	0.5
84,966		Visa, Inc. - Class A	19,866,750	1.1
183,335	(1)	Walt Disney Co.	32,224,793	1.9
			961,090,288	55.3
		Total Common Stock (Cost $597,736,278)	1,723,205,266	99.1
PREFERRED STOCK: 0.0%
		India: 0.0%
2,598,630	(1)	Zee Entertainment Enterprises Ltd.	68,173	0.0
		Total Preferred Stock (Cost $335,415)	68,173	0.0
		Total Long-Term Investments (Cost $598,071,693)	1,723,273,439	99.1
SHORT-TERM INVESTMENTS: 0.7%
		Mutual Funds: 0.7%
11,542,759	(3)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.030% (Cost $11,542,759)	11,542,759	0.7
		Total Short-Term Investments (Cost $11,542,759)	11,542,759	0.7
		Total Investments in Securities (Cost $609,614,452)	$1,734,816,198	99.8
		Assets in Excess of Other Liabilities	3,006,916	0.2
		Net Assets	$1,737,823,114	100.0

ADR  American Depositary Receipt

(1)  Non-income producing security.

(2)  Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(3)  Rate shown is the 7-day yield as of June 30, 2021.

Geographic Diversification
as of June 30, 2021
(as a percentage of net assets)

United States	55.3%
Japan	12.7%
France	8.4%
China	4.1%
Netherlands	3.6%
India	3.4%
Sweden	3.2%
Germany	2.5%
United Kingdom	2.4%
Spain	1.1%
Countries between 0.3% - 0.9%^	2.4%
Assets in Excess of Other Liabilities*	0.9%
Net Assets	100.0%

^  Includes 4 countries, which each represents 0.3% - 0.9% of net assets.

*  Includes short-term investments.

Portfolio holdings are subject to change daily.

Sector Diversification	Percentage of Net Assets
Information Technology	31.2%
Communication Services	18.7
Consumer Discretionary	16.0
Industrials	14.6
Health Care	9.1
Financials	7.1
Real Estate	1.9
Consumer Staples	0.5
Short-Term Investments	0.7
Assets in Excess of Other Liabilities	0.2
Net Assets	100.0%

See Accompanying Notes to Financial Statements

VY® INVESCO   PORTFOLIO OF INVESTMENTS
GLOBAL PORTFOLIO   AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2021
Asset Table
Investments, at fair value
Common Stock
Brazil	$14,550,545	$—	$—	$14,550,545
China	64,181,127	7,231,329	—	71,412,456
Denmark	864,810	5,729,680	—	6,594,490
France	—	145,397,604	—	145,397,604
Germany	—	42,784,086	—	42,784,086
India	25,783,808	33,751,998	—	59,535,806
Italy	—	5,736,057	—	5,736,057
Japan	—	220,047,948	—	220,047,948
Netherlands	—	62,180,175	—	62,180,175
Spain	—	19,935,173	—	19,935,173
Sweden	—	55,548,217	—	55,548,217
Switzerland	—	16,348,712	—	16,348,712
United Kingdom	23,424,652	18,619,057	—	42,043,709
United States	961,090,288	—	—	961,090,288
Total Common Stock	1,089,895,230	633,310,036	—	1,723,205,266
Preferred Stock	68,173	—	—	68,173
Short-Term Investments	11,542,759	—	—	11,542,759
Total Investments, at fair value	$1,101,506,162	$633,310,036	$—	$1,734,816,198

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

#  The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2021 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts
Foreign exchange contracts	$(12,126)
Total	$(12,126)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts
Foreign exchange contracts	$4,449
Total	$4,449

At June 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $615,861,879.

Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$1,125,919,205
Gross Unrealized Depreciation	(6,702,030)
Net Unrealized Appreciation	$1,119,217,175

See Accompanying Notes to Financial Statements

VY® JPMORGAN   PORTFOLIO OF INVESTMENTS
MID CAP VALUE PORTFOLIO  AS OF JUNE 30, 2021 (UNAUDITED)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.3%
		Communication Services: 4.2%
19,455	(1)	IAC/InterActiveCorp	$2,999,378	0.7
127,488	(1)	Liberty Media Corp. - Liberty SiriusXM C Tracking Stock	5,914,168	1.4
40,280	(1)	Liberty Broadband Corp. - Series C	6,995,025	1.6
199,130	(1)	Zynga, Inc. - Class A	2,116,752	0.5
			18,025,323	4.2
		Consumer Discretionary: 11.3%
4,260	(1)	Autozone, Inc.	6,356,857	1.5
45,720		Best Buy Co., Inc.	5,256,886	1.2
37,790		Carter's, Inc.	3,898,794	0.9
14,440		Darden Restaurants, Inc.	2,108,096	0.5
13,060	(1)	Expedia Group, Inc.	2,138,053	0.5
128,570		Gap, Inc.	4,326,380	1.0
20,330		Genuine Parts Co.	2,571,135	0.6
57,841		Kohl's Corp.	3,187,618	0.7
93,570	(1)	LKQ Corp.	4,605,515	1.1
18,870	(1)	Mohawk Industries, Inc.	3,626,625	0.8
199,566		Newell Brands, Inc.	5,482,078	1.3
32,550		Ralph Lauren Corp.	3,834,716	0.9
30,000	(1)	Tapestry, Inc.	1,304,400	0.3
			48,697,153	11.3
		Consumer Staples: 4.1%
15,040		Constellation Brands, Inc.	3,517,706	0.8
52,062		Energizer Holdings, Inc.	2,237,625	0.5
63,400		Keurig Dr Pepper, Inc.	2,234,216	0.5
73,130		Kroger Co.	2,801,610	0.7
34,060	(1)	Post Holdings, Inc.	3,694,488	0.9
77,500	(1)	US Foods Holding Corp.	2,972,900	0.7
			17,458,545	4.1
		Energy: 4.0%
253,300		Cabot Oil & Gas Corp.	4,422,618	1.0
65,204		Diamondback Energy, Inc.	6,122,004	1.4
101,730	(1)	EQT Corp.	2,264,510	0.5
169,310		Williams Cos., Inc.	4,495,180	1.1
			17,304,312	4.0
		Financials: 21.9%
3,463	(1)	Alleghany Corp.	2,310,063	0.5
30,550		Ameriprise Financial, Inc.	7,603,284	1.8
44,790	(1)	Arch Capital Group Ltd.	1,744,123	0.4
116,910		Citizens Financial Group, Inc.	5,362,662	1.3
Shares			Value	Percentage of Net Assets
40,380		Discover Financial Services	$4,776,550	1.1
173,300		Fifth Third Bancorp	6,625,259	1.5
63,560		Hartford Financial Services Group, Inc.	3,938,813	0.9
490,245		Huntington Bancshares, Inc.	6,995,796	1.6
50,160		Lincoln National Corp.	3,152,054	0.7
119,812		Loews Corp.	6,547,726	1.5
43,263		M&T Bank Corp.	6,286,546	1.5
15,770		Marsh & McLennan Cos., Inc.	2,218,524	0.5
123,350		MGIC Investment Corp.	1,677,560	0.4
44,750		Northern Trust Corp.	5,173,995	1.2
28,240		Progressive Corp.	2,773,450	0.7
40,670		Raymond James Financial, Inc.	5,283,033	1.2
253,660		Regions Financial Corp.	5,118,859	1.2
11,580		RenaissanceRe Holdings Ltd.	1,723,336	0.4
41,100		State Street Corp.	3,381,708	0.8
27,270		T. Rowe Price Group, Inc.	5,398,642	1.3
40,595		WR Berkley Corp.	3,021,486	0.7
56,700		Zions Bancorp NA	2,997,162	0.7
			94,110,631	21.9
		Health Care: 6.8%
41,000		AmerisourceBergen Corp.	4,694,090	1.1
46,540	(1)	Henry Schein, Inc.	3,452,802	0.8
3,650		Humana, Inc.	1,615,928	0.4
11,990	(1)	Jazz Pharmaceuticals PLC	2,129,904	0.5
23,580	(1)	Laboratory Corp. of America Holdings	6,504,543	1.5
33,750		Universal Health Services, Inc.	4,942,012	1.1
36,680		Zimmer Biomet Holdings, Inc.	5,898,878	1.4
			29,238,157	6.8
		Industrials: 13.9%
29,291		Acuity Brands, Inc.	5,478,296	1.3
33,000		Ametek, Inc.	4,405,500	1.0
31,040		Carlisle Cos., Inc.	5,940,435	1.4
58,210		Fortune Brands Home & Security, Inc.	5,798,298	1.3
32,290		Hubbell, Inc.	6,033,064	1.4
19,630		IDEX Corp.	4,319,581	1.0
57,560		ITT, Inc.	5,271,920	1.2
36,140		Leidos Holdings, Inc.	3,653,754	0.8
37,960		Lincoln Electric Holdings, Inc.	4,999,712	1.2
23,730	(1)	Middleby Corp.	4,111,460	1.0

See Accompanying Notes to Financial Statements

VY® JPMORGAN   PORTFOLIO OF INVESTMENTS
MID CAP VALUE PORTFOLIO  AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
		Industrials (continued)
17,451		Snap-On, Inc.	$3,899,077	0.9
38,470	(1)	Southwest Airlines Co.	2,042,372	0.5
46,790		Timken Co.	3,770,806	0.9
			59,724,275	13.9
		Information Technology: 8.5%
74,080		Amphenol Corp.	5,067,813	1.2
28,470		Analog Devices, Inc.	4,901,395	1.2
19,170		CDW Corp.	3,348,040	0.8
101,162	(1)	CommScope Holding Co., Inc.	2,155,762	0.5
11,619	(1)	Keysight Technologies, Inc.	1,794,090	0.4
31,540		Motorola Solutions, Inc.	6,839,449	1.6
191,790		NortonLifeLock, Inc.	5,220,524	1.2
46,620		SYNNEX Corp.	5,676,451	1.3
4,750	(1)	Synopsys, Inc.	1,310,003	0.3
			36,313,527	8.5
		Materials: 5.2%
9,560		Ball Corp.	774,551	0.2
24,290		Celanese Corp. - Series A	3,682,364	0.8
97,110		Freeport-McMoRan, Inc.	3,603,752	0.8
11,990		Martin Marietta Materials, Inc.	4,218,202	1.0
23,090		Packaging Corp. of America	3,126,848	0.7
90,030		Silgan Holdings, Inc.	3,736,245	0.9
103,180		Valvoline, Inc.	3,349,223	0.8
			22,491,185	5.2
		Real Estate: 10.7%
99,070		American Homes 4 Rent	3,848,869	0.9
16,710		AvalonBay Communities, Inc.	3,487,210	0.8
31,950		Boston Properties, Inc.	3,661,150	0.9
114,030		Brixmor Property Group, Inc.	2,610,147	0.6
57,270	(1)	CBRE Group, Inc.	4,909,757	1.1
8,020		Essex Property Trust, Inc.	2,406,080	0.6
16,120		Federal Realty Investment Trust	1,888,780	0.4
50,293		JBG SMITH Properties	1,584,732	0.4
136,770		Kimco Realty Corp.	2,851,655	0.7
11,560		Mid-America Apartment Communities, Inc.	1,946,935	0.5
101,550		Rayonier, Inc.	3,648,692	0.8
31,710		Regency Centers Corp.	2,031,660	0.5
25,250		Rexford Industrial Realty, Inc.	1,437,988	0.3
11,100		Sun Communities, Inc.	1,902,540	0.4
Shares			Value	Percentage of Net Assets
31,810		Ventas, Inc.	$1,816,351	0.4
109,550		Weyerhaeuser Co.	3,770,711	0.9
28,660		WP Carey, Inc.	2,138,609	0.5
			45,941,866	10.7
		Utilities: 7.7%
87,160		CMS Energy Corp.	5,149,413	1.2
69,620		Edison International	4,025,428	0.9
46,670		Entergy Corp.	4,652,999	1.1
96,165		National Fuel Gas Co.	5,024,621	1.2
18,320		Sempra Energy	2,427,034	0.6
58,460		WEC Energy Group, Inc.	5,200,017	1.2
99,440		Xcel Energy, Inc.	6,551,107	1.5
			33,030,619	7.7
		Total Common Stock (Cost $285,953,541)	422,335,593	98.3
SHORT-TERM INVESTMENTS: 1.6%
		Mutual Funds: 1.6%
6,691,475	(2)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.030% (Cost $6,691,475)	6,691,475	1.6
		Total Short-Term Investments (Cost $6,691,475)	6,691,475	1.6
		Total Investments in Securities (Cost $292,645,016)	$429,027,068	99.9
		Assets in Excess of Other Liabilities	281,684	0.1
		Net Assets	$429,308,752	100.0

(1)  Non-income producing security.

(2)  Rate shown is the 7-day yield as of June 30, 2021.

Sector Diversification
as of June 30, 2021
(as a percentage of net assets)

Financials	21.9%
Industrials	13.9%
Consumer Discretionary	11.3%
Real Estate	10.7%
Information Technology	8.5%
Utilities	7.7%
Health Care	6.8%
Materials	5.2%
Communication Services	4.2%
Consumer Staples	4.1%
Energy	4.0%
Assets in Excess of Other Liabilities*	1.7%
Net Assets	100.0%

*  Includes short-term investments.

Portfolio holdings are subject to change daily.
See Accompanying Notes to Financial Statements

VY® JPMORGAN   PORTFOLIO OF INVESTMENTS
MID CAP VALUE PORTFOLIO  AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2021
Asset Table
Investments, at fair value
Common Stock*	$422,335,593	$—	$—	$422,335,593
Short-Term Investments	6,691,475	—	—	6,691,475
Total Investments, at fair value	$429,027,068	$—	$—	$429,027,068

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

*  For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At June 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $294,674,902.

Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$140,640,698
Gross Unrealized Depreciation	(6,288,532)
Net Unrealized Appreciation	$134,352,166

See Accompanying Notes to Financial Statements

VY® T. ROWE PRICE DIVERSIFIED  PORTFOLIO OF INVESTMENTS
MID CAP GROWTH PORTFOLIO  AS OF JUNE 30, 2021 (UNAUDITED)

Shares				Value	Percentage of Net Assets
COMMON STOCK: 99.2%
			Communication Services: 7.8%
151,494	(1)		Altice USA, Inc.	$5,172,005	0.3
50,654	(1	),(2)	Bumble, Inc.	2,917,670	0.2
7,375			Cable One, Inc.	14,106,974	0.9
15,700			Electronic Arts, Inc.	2,258,131	0.1
34,900	(1)		IAC/InterActiveCorp	5,380,533	0.4
103,331	(1	),(2)	Match Group, Inc.	16,662,124	1.1
173,700	(1)		Pinterest, Inc.	13,713,615	0.9
42,300	(1)		Roku, Inc.	19,426,275	1.3
44,605	(1)		Snap, Inc.	3,039,385	0.2
59,800	(1)		Spotify Technology SA	16,480,282	1.1
25,400	(1)		Take-Two Interactive Software, Inc.	4,496,308	0.3
116,230	(1)		Vimeo, Inc.	5,695,270	0.4
19,868	(1)		ZoomInfo Technologies, Inc.	1,036,513	0.1
689,700	(1)		Zynga, Inc. - Class A	7,331,511	0.5
				117,716,596	7.8
			Consumer Discretionary: 13.6%
20,600	(1)		Aptiv PLC	3,240,998	0.2
6,500	(1)		Autozone, Inc.	9,699,430	0.7
24,700	(1)		Bright Horizons Family Solutions, Inc.	3,633,617	0.2
28,600	(1)		Burlington Stores, Inc.	9,208,914	0.6
37,600	(1)		Carmax, Inc.	4,856,040	0.3
20,500	(1)		Carvana Co.	6,187,310	0.4
42,519	(1	),(2)	Chewy, Inc.	3,389,189	0.2
13,100	(1)		Chipotle Mexican Grill, Inc.	20,309,454	1.4
39,100	(1)		Dollar Tree, Inc.	3,890,450	0.3
20,500			Domino's Pizza, Inc.	9,563,045	0.6
61,600	(1)		Etsy, Inc.	12,679,744	0.9
23,800	(1)		Five Below, Inc.	4,599,826	0.3
12,500	(1)		Grand Canyon Education, Inc.	1,124,625	0.1
50,800	(1)		Hilton Worldwide Holdings, Inc.	6,127,496	0.4
2,810	(1	),(3),(4)	JAND, Inc. (dba Warby Parker) - Class A	68,931	0.0
50,100	(1)		Lululemon Athletica, Inc.	18,284,997	1.2
235,700			MGM Resorts International	10,052,605	0.7
1,210	(1)		NVR, Inc.	6,017,693	0.4
89,400	(1	),(2)	Ollie's Bargain Outlet Holdings, Inc.	7,521,222	0.5
23,400	(1)		O'Reilly Automotive, Inc.	13,249,314	0.9
Shares				Value	Percentage of Net Assets
15,500			Papa Johns International, Inc.	$1,618,820	0.1
4,200			Pool Corp.	1,926,372	0.1
29,081			Restaurant Brands International, Inc.	1,873,980	0.1
3,400	(1)		RH	2,308,600	0.2
14,900			Ross Stores, Inc.	1,847,600	0.1
25,700			Service Corp. International	1,377,263	0.1
26,500	(1)		Terminix Global Holdings, Inc.	1,264,315	0.1
65,700			Tractor Supply Co.	12,224,142	0.8
22,721	(1)		Ulta Beauty, Inc.	7,856,240	0.5
27,200	(1	),(2)	Wayfair, Inc.	8,587,312	0.6
20,900	(2)		Williams-Sonoma, Inc.	3,336,685	0.2
27,400	(1)		Wynn Resorts Ltd.	3,351,020	0.2
28,600			Yum China Holdings, Inc.	1,894,750	0.1
15,600			Yum! Brands, Inc.	1,794,468	0.1
				204,966,467	13.6
			Consumer Staples: 2.5%
4,589	(1)		Boston Beer Co., Inc.	4,684,451	0.3
78,275			Brown-Forman Corp. - Class B	5,865,928	0.4
6,600			Casey's General Stores, Inc.	1,284,624	0.1
50,000			Church & Dwight Co., Inc.	4,261,000	0.3
16,000			Clorox Co.	2,878,560	0.2
8,300			Constellation Brands, Inc.	1,941,287	0.1
53,800	(1)		Darling Ingredients, Inc.	3,631,500	0.2
49,200			Hershey Co.	8,569,656	0.6
31,100			McCormick & Co., Inc.	2,746,752	0.2
17,389			Tyson Foods, Inc.	1,282,613	0.1
				37,146,371	2.5
			Consumer, Non-cyclical: 0.0%
9,969			Legalzoom.com, Inc.	279,132	0.0
			Energy: 1.0%
204,300			Devon Energy Corp.	5,963,517	0.4
36,100			Pioneer Natural Resources Co.	5,866,972	0.4
44	(1	),(3),(4)	Venture Global LNG, Inc. - Series B	201,964	0.0
560	(1	),(3),(4)	Venture Global LNG, Inc. - Series C	2,570,451	0.2
				14,602,904	1.0

See Accompanying Notes to Financial Statements

VY® T. ROWE PRICE DIVERSIFIED  PORTFOLIO OF INVESTMENTS
MID CAP GROWTH PORTFOLIO  AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

Shares				Value	Percentage of Net Assets
			Financials: 3.0%
11,500			Assurant, Inc.	$1,796,070	0.1
61,930	(1	),(2)	Bright Health Group, Inc.	1,062,719	0.1
16,133			Cboe Global Markets, Inc.	1,920,634	0.1
4,300			Factset Research Systems, Inc.	1,443,123	0.1
10,100			First Republic Bank	1,890,417	0.1
23,900			MarketAxess Holdings, Inc.	11,079,801	0.8
24,500			MSCI, Inc. - Class A	13,060,460	0.9
11,400			Nasdaq, Inc.	2,004,120	0.1
122,178	(1)		Selectquote, Inc.	2,353,148	0.2
3,600	(1)		SVB Financial Group	2,003,148	0.1
72,719			Tradeweb Markets, Inc.	6,149,119	0.4
				44,762,759	3.0
			Health Care: 20.7%
15,700	(1)		Abiomed, Inc.	4,900,127	0.3
24,099	(1)		Acadia Healthcare Co., Inc.	1,512,212	0.1
53,800	(1)		Acadia Pharmaceuticals, Inc.	1,312,182	0.1
32,200	(1)		Acceleron Pharma, Inc.	4,040,778	0.3
44,959	(1	),(2)	Adaptive Biotechnologies Corp.	1,837,025	0.1
41,400			Agilent Technologies, Inc.	6,119,334	0.4
50,167	(1	),(2)	agilon health, Inc.	2,035,275	0.1
24,700	(1	),(2)	Agios Pharmaceuticals, Inc.	1,361,217	0.1
20,800	(1)		Align Technology, Inc.	12,708,800	0.8
44,100	(1)		Alnylam Pharmaceuticals, Inc.	7,475,832	0.5
18,200	(1)		Amedisys, Inc.	4,457,726	0.3
13,385	(1	),(2)	Argenx SE ADR	4,029,822	0.3
15,600	(1)		Ascendis Pharma A/S ADR	2,052,180	0.1
264,343	(1)		Avantor, Inc.	9,386,820	0.6
50,700	(1)		BioMarin Pharmaceutical, Inc.	4,230,408	0.3
36,700	(1)		BioNTech SE ADR	8,216,396	0.6
10,400	(1)		Bio-Rad Laboratories, Inc.	6,700,616	0.5
22,800	(1)		Blueprint Medicines Corp.	2,005,488	0.1
Shares				Value	Percentage of Net Assets
29,600			Bruker Corp.	$2,249,008	0.2
57,684	(1)		Catalent, Inc.	6,236,794	0.4
24,228	(1)		Centene Corp.	1,766,948	0.1
11,700			Cooper Cos., Inc.	4,636,359	0.3
11,400	(1)		CRISPR Therapeutics AG	1,845,546	0.1
16,400	(1)		DaVita, Inc.	1,975,052	0.1
16,044	(1)		Denali Therapeutics, Inc.	1,258,492	0.1
14,600	(1)		DexCom, Inc.	6,234,200	0.4
69,110	(1)		Elanco Animal Health, Inc.	2,397,426	0.2
62,700	(1)		Exact Sciences Corp.	7,794,237	0.5
110,500	(1)		Exelixis, Inc.	2,013,310	0.1
16,500	(1)		Fate Therapeutics, Inc.	1,432,035	0.1
158,200	(1)		Genmab A/S ADR	6,459,306	0.4
93,900	(1)		Hologic, Inc.	6,265,008	0.4
45,300	(1)		Horizon Therapeutics Plc	4,241,892	0.3
5,775	(1)		ICU Medical, Inc.	1,188,495	0.1
21,900	(1)		Idexx Laboratories, Inc.	13,830,945	0.9
92,300	(1)		Incyte Corp., Ltd.	7,765,199	0.5
31,200	(1	),(2)	Ionis Pharmaceuticals, Inc.	1,244,568	0.1
22,100	(1)		IQVIA Holdings, Inc.	5,355,272	0.4
9,722	(1	),(2)	Kodiak Sciences, Inc.	904,146	0.1
108,491			McKesson Corp.	20,747,819	1.4
7,600	(1)		Mettler Toledo International, Inc.	10,528,584	0.7
6,400	(1)		Mirati Therapeutics, Inc.	1,033,792	0.1
18,000	(1)		Molina Healthcare, Inc.	4,555,080	0.3
183,000	(1	),(2)	Multiplan Corp.	1,742,160	0.1
25,700	(1)		Natera, Inc.	2,917,721	0.2
45,179	(1)		Neurocrine Biosciences, Inc.	4,396,820	0.3
48,600	(1)		Novocure Ltd.	10,780,452	0.7
84,191	(1)		Ortho Clinical Diagnostics Holdings PLC	1,802,529	0.1
46,700	(1)		Pacific Biosciences of California, Inc.	1,633,099	0.1
17,000	(1	),(2)	Penumbra, Inc.	4,659,020	0.3
12,500	(1)		Quidel Corp.	1,601,500	0.1
48,355	(1)		Repligen Corp.	9,652,625	0.6
31,200			Resmed, Inc.	7,691,424	0.5
35,088			Royalty Pharma PLC	1,438,257	0.1
57,480	(1)		Seagen, Inc.	9,074,943	0.6

See Accompanying Notes to Financial Statements

VY® T. ROWE PRICE DIVERSIFIED  PORTFOLIO OF INVESTMENTS
MID CAP GROWTH PORTFOLIO  AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

Shares				Value	Percentage of Net Assets
			Health Care (continued)
7,700	(1)		Shockwave Medical, Inc.	$1,460,921	0.1
14,500			STERIS Public Ltd. Co.	2,991,350	0.2
16,712	(1	),(2)	Teladoc Health, Inc.	2,779,039	0.2
14,600			Teleflex, Inc.	5,866,134	0.4
19,994	(1	),(2)	TG Therapeutics, Inc.	775,567	0.1
19,692	(1)		Ultragenyx Pharmaceutical, Inc.	1,877,632	0.1
9,000	(1)		United Therapeutics Corp.	1,614,690	0.1
62,400	(1)		Veeva Systems, Inc.	19,403,280	1.3
25,800			West Pharmaceutical Services, Inc.	9,264,780	0.6
				311,765,694	20.7
			Industrials: 11.9%
42,200	(1)		Alaska Air Group, Inc.	2,545,082	0.2
11,500			Allegion Public Ltd.	1,601,950	0.1
11,962			Ametek, Inc.	1,596,927	0.1
24,700			AO Smith Corp.	1,779,882	0.1
71,764			Booz Allen Hamilton Holding Corp.	6,112,858	0.4
32,300			BWX Technologies, Inc.	1,877,276	0.1
32,300			Cintas Corp.	12,338,600	0.8
51,178	(1)		Clarivate PLC	1,408,930	0.1
93,200	(1)		Copart, Inc.	12,286,556	0.8
194,000	(1)		CoStar Group, Inc.	16,067,080	1.1
39,087			Equifax, Inc.	9,361,727	0.6
14,600			Expeditors International Washington, Inc.	1,848,360	0.1
31,600			Fastenal Co.	1,643,200	0.1
33,575			Fortune Brands Home & Security, Inc.	3,344,406	0.2
27,100	(1)		Generac Holdings, Inc.	11,250,565	0.8
18,000			Graco, Inc.	1,362,600	0.1
21,700	(1	),(2)	Hexcel Corp.	1,354,080	0.1
8,300			Hubbell, Inc.	1,550,772	0.1
6,300			Huntington Ingalls Industries, Inc.	1,327,725	0.1
73,100	(1)		IAA, Inc.	3,986,874	0.3
6,900			IDEX Corp.	1,518,345	0.1
8,500			JB Hunt Transport Services, Inc.	1,385,075	0.1
Shares				Value	Percentage of Net Assets
11,300			Landstar System, Inc.	$1,785,626	0.1
21,800			Leidos Holdings, Inc.	2,203,980	0.1
9,500	(1)		Middleby Corp.	1,645,970	0.1
27,650			Old Dominion Freight Line	7,017,570	0.5
27,000			Otis Worldwide Corp.	2,207,790	0.2
21,600			Paccar, Inc.	1,927,800	0.1
52,200			Republic Services, Inc.	5,742,522	0.4
20,300			Ritchie Bros Auctioneers, Inc.	1,203,384	0.1
22,200			Rockwell Automation, Inc.	6,349,644	0.4
35,237			Rollins, Inc.	1,205,105	0.1
47,198	(1	),(2)	Shoals Technologies Group, Inc.	1,675,529	0.1
48,700	(1)		Southwest Airlines Co.	2,585,483	0.2
16,900			Toro Co.	1,856,972	0.1
26,500			Trane Technologies PLC	4,879,710	0.3
7,075	(1)		TransDigm Group, Inc.	4,579,577	0.3
72,100			TransUnion	7,917,301	0.5
10,500	(1)		United Rentals, Inc.	3,349,605	0.2
39,600	(1)		Upwork, Inc.	2,308,284	0.2
8,600			Valmont Industries, Inc.	2,030,030	0.1
58,056			Verisk Analytics, Inc.	10,143,544	0.7
49,950			Waste Connections, Inc.	5,965,529	0.4
6,000			Watsco, Inc.	1,719,840	0.1
12,600			Woodward, Inc.	1,548,288	0.1
				179,397,953	11.9
			Information Technology: 35.4%
6,159	(1	),(2)	Affirm Holdings, Inc.	414,809	0.0
50,500	(1)		Akamai Technologies, Inc.	5,888,300	0.4
176,100			Amphenol Corp.	12,047,001	0.8
87,200	(1)		Anaplan, Inc.	4,647,760	0.3
21,100	(1)		ANSYS, Inc.	7,322,966	0.5
28,199	(1)		Aspen Technology, Inc.	3,878,490	0.3
41,400	(1)		Avalara, Inc.	6,698,520	0.4
27,281	(2)		Bentley Systems, Inc.	1,767,263	0.1
40,700	(1)		Bill.com Holdings, Inc.	7,455,426	0.5
73,034	(1)		Black Knight, Inc.	5,695,191	0.4
52,100			Broadridge Financial Solutions, Inc. ADR	8,415,713	0.6
129,500	(1)		Cadence Design Systems, Inc.	17,718,190	1.2
67,000			CDW Corp.	11,701,550	0.8

See Accompanying Notes to Financial Statements

VY® T. ROWE PRICE DIVERSIFIED  PORTFOLIO OF INVESTMENTS
MID CAP GROWTH PORTFOLIO  AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

Shares				Value	Percentage of Net Assets
			Information Technology (continued)
52,003	(1)		Ceridian HCM Holding, Inc.	$4,988,128	0.3
23,200			Citrix Systems, Inc.	2,720,664	0.2
47,900			Cognex Corp.	4,025,995	0.3
18,248	(1)		Confluent, Inc.	866,780	0.1
36,423	(1)		Coupa Software, Inc.	9,546,833	0.6
53,397	(1)		Crowdstrike Holdings, Inc.	13,419,200	0.9
11,320	(1	),(3),(4)	Databricks, Inc.	2,007,804	0.2
88,646	(1)		Datadog, Inc.	9,226,276	0.6
74,053	(1)		DocuSign, Inc.	20,702,997	1.4
37,600	(1)		DoubleVerify Holdings, Inc.	1,591,984	0.1
46,036	(1	),(4),(5)	Dragoneer Growth Opportunities Corp. (Issuer) - CCC Information Services, Inc. - PIPE	412,667	0.0
40,237	(1)		Dynatrace, Inc.	2,350,646	0.2
53,900	(1)		Enphase Energy, Inc.	9,897,657	0.7
97,700			Entegris, Inc.	12,014,169	0.8
26,200	(1)		EPAM Systems, Inc.	13,387,152	0.9
13,600	(1)		Euronet Worldwide, Inc.	1,840,760	0.1
34,795	(1)		Five9, Inc.	6,381,055	0.4
40,400	(1)		FleetCor Technologies, Inc.	10,344,824	0.7
71,100	(1)		Fortinet, Inc.	16,935,309	1.1
30,800	(1)		Gartner, Inc.	7,459,760	0.5
48,500			Genpact Ltd.	2,203,355	0.2
34,129	(1	),(3),(4)	Gitlab, Inc. Class B	1,365,160	0.1
78,800	(1)		GoDaddy, Inc.	6,852,448	0.5
12,300	(1)		Guidewire Software, Inc.	1,386,456	0.1
23,200	(1)		HubSpot, Inc.	13,519,104	0.9
6,400	(1)		IPG Photonics Corp.	1,348,928	0.1
26,650	(1)		Keysight Technologies, Inc.	4,115,026	0.3
35,200			KLA Corp.	11,412,192	0.8
27,300	(1)		Lattice Semiconductor Corp.	1,533,714	0.1
5,100			Littelfuse, Inc.	1,299,429	0.1
34,600	(1)		Manhattan Associates, Inc.	5,011,464	0.3
51,048			Marvell Technology, Inc.	2,977,630	0.2
101,217			Microchip Technology, Inc.	15,156,234	1.0
11,000			MKS Instruments, Inc.	1,957,450	0.1
3,206	(1	),(2)	Monday.com Ltd.	716,830	0.1
23,639	(1)		MongoDB, Inc.	8,545,971	0.6
Shares				Value	Percentage of Net Assets
28,300			Monolithic Power Systems, Inc.	$10,568,635	0.7
14,500			Motorola Solutions, Inc.	3,144,325	0.2
67,682	(1	),(2)	nCino, Inc.	4,055,505	0.3
57,300	(1)		Okta, Inc.	14,020,164	0.9
87,200	(1)		ON Semiconductor Corp.	3,338,016	0.2
42,300	(1)		Palo Alto Networks, Inc.	15,695,415	1.0
29,900			Paychex, Inc.	3,208,270	0.2
28,000	(1)		Paycom Software, Inc.	10,177,160	0.7
27,300	(1)		Paylocity Holding Corp.	5,208,840	0.3
5,856	(1	),(2)	Procore Technologies, Inc.	556,027	0.0
10,680	(1	),(4)	Procore Technologies, Inc., Lockup Shares	963,363	0.1
55,475	(1)		PTC, Inc.	7,836,398	0.5
48,969	(1)		Pure Storage, Inc. - Class A	956,365	0.1
53,702	(1)		Qualtrics International, Inc.	2,054,102	0.1
31,500	(1)		RingCentral, Inc.	9,153,270	0.6
25,171			SentinelOne, Inc.	880,985	0.1
10,300	(1)		Silicon Laboratories, Inc.	1,578,475	0.1
30,900			Skyworks Solutions, Inc.	5,925,075	0.4
58,300	(1)		Smartsheet, Inc.	4,216,256	0.3
24,800	(1)		Splunk, Inc.	3,585,584	0.2
10,188	(1)		Squarespace, Inc.	605,269	0.0
46,035			SS&C Technologies Holdings, Inc.	3,317,282	0.2
95,521	(1)		StoneCo Ltd.	6,405,638	0.4
48,400	(1)		Synopsys, Inc.	13,348,236	0.9
31,626	(1	),(3),(4)	Tanium, Inc. Class B	360,385	0.0
72,100			Teradyne, Inc.	9,658,516	0.6
178,000	(1)		Trade Desk, Inc./The	13,770,080	0.9
32,000	(1)		Twilio, Inc.	12,613,120	0.8
17,300	(1)		Tyler Technologies, Inc.	7,826,001	0.5
90,252	(1	),(4)	UiPath Inc., Class A Lockup Shares	6,069,510	0.4
3,009	(1	),(2)	UiPath, Inc.	204,401	0.0
17,900	(1)		VeriSign, Inc.	4,075,651	0.3
9,899	(1)		WEX, Inc.	1,919,416	0.1
9,553	(1)		Wix.com Ltd.	2,773,045	0.2
16,300	(1)		Workiva, Inc.	1,814,679	0.1
21,000	(1)		Zebra Technologies Corp.	11,119,290	0.7
40,900	(1)		Zendesk, Inc.	5,903,506	0.4
				532,079,485	35.4

See Accompanying Notes to Financial Statements

VY® T. ROWE PRICE DIVERSIFIED  PORTFOLIO OF INVESTMENTS
MID CAP GROWTH PORTFOLIO  AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

Shares				Value	Percentage of Net Assets
			Materials: 2.2%
9,700			Albemarle Corp.	$1,634,062	0.1
18,300			Avery Dennison Corp.	3,847,392	0.2
69,880			Ball Corp.	5,661,678	0.4
29,100	(1)		CF Industries Holdings, Inc.	1,473,932	0.1
165,947	(1	),(4),(5)	Gores Holdings V Inc. (Issuer) - Ardagh Group SA - PIPE	1,508,458	0.1
32,500	(2)		Kirkland Lake Gold Ltd.	1,252,225	0.1
42,500			PPG Industries, Inc.	7,215,225	0.5
50,200			RPM International, Inc.	4,451,736	0.3
34,000			Sealed Air Corp.	2,014,500	0.1
22,800			Steel Dynamics, Inc.	1,358,880	0.1
17,900			Vulcan Materials Co.	3,115,853	0.2
				33,533,941	2.2
			Real Estate: 1.1%
15,300			Alexandria Real Estate Equities, Inc.	2,783,681	0.2
120,100			CubeSmart	5,563,032	0.4
81,200			Equity Lifestyle Properties, Inc.	6,033,972	0.4
4,500	(1)		SBA Communications Corp.	1,439,694	0.1
541	(1	),(4)	WeWork Companies, Inc. - Class A	4,631	0.0
				15,825,010	1.1
			Total Common Stock (Cost $980,016,158)	1,492,076,312	99.2
PREFERRED STOCK: 0.8%
			Consumer Discretionary: 0.1%
5,820	(1	),(3),(4)	JAND, Inc. (dba Warby Parker) - Series AA	142,768	0.0
8	(1	),(3),(4)	JAND, Inc. (dba Warby Parker) - Series B	196	0.0
32,438	(1	),(3),(4)	Rappi, Inc. - Series E	1,938,042	0.1
				2,081,006	0.1
			Health Care: 0.1%
123,878	(1	),(3),(4)	Caris Life Sciences, Inc. Series D	1,003,412	0.1
			Information Technology: 0.6%
24,459	(1	),(3),(4)	Databricks, Inc., Series F	4,338,241	0.3
Shares				Value	Percentage of Net Assets
2,636	(1	),(3),(4)	Databricks, Inc., Series G	$467,542	0.0
353,970	(1	),(3),(4)	Tanium, Inc. - Series G	4,033,559	0.3
				8,839,342	0.6
			Real Estate: 0.0%
44,396	(1	),(4)	WeWork Companies, Inc. - Series D-1	380,005	0.0
34,882	(1	),(4)	WeWork Companies, Inc. - Series D-2	298,571	0.0
				678,576	0.0
			Total Preferred Stock (Cost $7,679,945)	12,602,336	0.8
			Total Long-Term Investments (Cost $987,696,103)	1,504,678,648	100.0
Principal Amount†				Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.0%
			Repurchase Agreements: 2.7%
1,597,993	(6)		Bethesda Securities LLC, Repurchase Agreement dated 06/30/21, 0.08%, due 07/01/21 (Repurchase Amount $1,597,997, collateralized by various U.S. Government Agency Obligations, 1.500%-6.500%, Market Value plus accrued interest $1,629,953, due 01/01/25-04/01/51)	1,597,993	0.1

See Accompanying Notes to Financial Statements

VY® T. ROWE PRICE DIVERSIFIED  PORTFOLIO OF INVESTMENTS
MID CAP GROWTH PORTFOLIO  AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
		Repurchase Agreements (continued)
3,674,894	(6)	BNP Paribas S.A., Repurchase Agreement dated 06/30/21, 0.20%, due 07/01/21 (Repurchase Amount $3,674,914, collateralized by various U.S. Government Securities, 1.350%-9.150%, Market Value plus accrued interest $3,855,355, due 09/19/22-01/27/40)	$3,674,894	0.2
10,228,800	(6)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/30/21, 0.05%, due 07/01/21 (Repurchase Amount $10,228,814, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-9.000%, Market Value plus accrued interest $10,433,376, due 07/25/21-05/20/71)	10,228,800	0.7
4,511,152	(6)	Citadel Securities LLC, Repurchase Agreement dated 06/30/21, 0.09%, due 07/01/21 (Repurchase Amount $4,511,163, collateralized by various U.S. Government Securities, 0.000%-8.125%, Market Value plus accrued interest $4,601,387, due 07/01/21-11/15/50)	4,511,152	0.3
Principal Amount†			Value	Percentage of Net Assets
3,393,492	(6)	Citigroup, Inc., Repurchase Agreement dated 06/30/21, 0.06%, due 07/01/21 (Repurchase Amount $3,393,498, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $3,461,362, due 07/01/21-01/15/59)	$3,393,492	0.2
1,269,024	(6)	Industrial & Comm. Bank of China, Repurchase Agreement dated 06/30/21, 0.04%, due 07/01/21 (Repurchase Amount $1,269,025, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $1,294,404, due 07/07/21-11/01/49)	1,269,024	0.1
2,995,288	(6)	JVB Financial Group LLC, Repurchase Agreement dated 06/30/21, 0.09%, due 07/01/21 (Repurchase Amount $2,995,295, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-7.000%, Market Value plus accrued interest $3,055,194, due 08/01/21-06/01/51)	2,995,288	0.2

See Accompanying Notes to Financial Statements

VY® T. ROWE PRICE DIVERSIFIED  PORTFOLIO OF INVESTMENTS
MID CAP GROWTH PORTFOLIO  AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
		Repurchase Agreements (continued)
3,805,507	(6)	Mirae Asset Securities USA Inc., Repurchase Agreement dated 06/30/21, 0.06%, due 07/01/21 (Repurchase Amount $3,805,513, collateralized by various U.S. Government Agency Obligations, 0.500%-7.500%, Market Value plus accrued interest $3,881,624, due 05/01/24-04/20/71)	$3,805,507	0.3
6,435,842	(6)	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/21, 0.11%, due 07/01/21 (Repurchase Amount $6,435,861, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $6,565,260, due 07/15/23-02/15/48)	6,435,842	0.4
2,466,017	(6)	Stonex Financial Inc., Repurchase Agreement dated 06/30/21, 0.10%, due 07/01/21 (Repurchase Amount $2,466,024, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.320%-9.000%, Market Value plus accrued interest $2,515,337, due 12/01/21-05/20/71)	2,466,017	0.2
		Total Repurchase Agreements (Cost $40,378,009)	40,378,009	2.7
Shares				Value	Percentage of Net Assets
			Mutual Funds: 0.3%
1,192,000	(6	),(7)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.030%	$1,192,000	0.1
1,192,000	(6	),(7)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.020%	1,192,000	0.1
1,060,000	(6	),(7)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 0.030%	1,060,000	0.1
1,042,802	(7)		T. Rowe Price Government Reserve Fund, 0.030%	1,042,802	0.0
			Total Mutual Funds (Cost $4,486,802)	4,486,802	0.3
			Total Short-Term Investments (Cost $44,864,811)	44,864,811	3.0
			Total Investments in Securities (Cost $1,032,560,914)	$1,549,543,459	103.0
			Liabilities in Excess of Other Assets	(45,500,288)	(3.0)
			Net Assets	$1,504,043,171	100.0

†  Unless otherwise indicated, principal amount is shown in USD.

ADR  American Depositary Receipt

(1)  Non-income producing security.

(2)  Security, or a portion of the security, is on loan.

(3)  For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

(4)  Restricted security as to resale, excluding Rule 144A securities. As of June 30, 2021, the Portfolio held restricted securities with a fair value of $28,135,660 or 1.9% of net assets. Please refer to the table below for additional details.

(5)  Represents the asset to be received in a PIPE commitment. As of June 30, 2021, the total related cost for PIPE commitments held was $2,119,830.

(6)  All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(7)  Rate shown is the 7-day yield as of June 30, 2021.

See Accompanying Notes to Financial Statements

VY® T. ROWE PRICE DIVERSIFIED  PORTFOLIO OF INVESTMENTS
MID CAP GROWTH PORTFOLIO  AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

Sector Diversification
as of June 30, 2021
(as a percentage of net assets)

Information Technology	36.0%
Health Care	20.8%
Consumer Discretionary	13.7%
Industrials	11.9%
Communication Services	7.8%
Financials	3.0%
Consumer Staples	2.5%
Materials	2.2%
Real Estate	1.1%
Energy	1.0%
Consumer, Non-cyclical	0.0%^
Liabilities in Excess of Other Assets*	—%
Net Assets	100.0%

^  Amount is less than 0.005%.

*  Includes short-term investments.

Portfolio holdings are subject to change daily.

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2021
Asset Table
Investments, at fair value
Common Stock
Communication Services	$117,716,596	$—	$—	$117,716,596
Consumer Discretionary	204,897,536	—	68,931	204,966,467
Consumer Staples	37,146,371	—	—	37,146,371
Consumer, Non-cyclical	279,132	—	—	279,132
Energy	11,830,489	—	2,772,415	14,602,904
Financials	44,762,759	—	—	44,762,759
Health Care	311,765,694	—	—	311,765,694
Industrials	179,397,953	—	—	179,397,953
Information Technology	520,900,596	7,445,540	3,733,349	532,079,485
Materials	32,025,483	1,508,458	—	33,533,941
Real Estate	15,820,379	4,631	—	15,825,010
Total Common Stock	1,476,542,988	8,958,629	6,574,695	1,492,076,312
Preferred Stock	—	678,576	11,923,760	12,602,336
Short-Term Investments	4,486,802	40,378,009	—	44,864,811
Total Investments, at fair value	$1,481,029,790	$50,015,214	$18,498,455	$1,549,543,459

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

#  The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At June 30, 2021, VY® T. Rowe Price Diversified Mid Cap Growth Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Caris Life Sciences, Inc. Series D	5/11/2021	$1,003,412	$1,003,412
Databricks, Inc.	7/24/2020	543,644	2,007,804
Databricks, Inc., Series F	10/22/2019	1,050,475	4,338,241
Databricks, Inc., Series G	2/1/2021	467,542	467,542
Dragoneer Growth Opportunities Corp. (Issuer) - CCC Information Services, Inc. - PIPE	3/15/2021	460,360	412,667
Gitlab, Inc. Class B	12/15/2020	1,375,398	1,365,160
Gores Holdings V Inc. (Issuer) - Ardagh Group SA - PIPE	3/15/2021	1,659,470	1,508,458
JAND, Inc. (dba Warby Parker) - Class A	11/19/2020	69,077	68,931
JAND, Inc. (dba Warby Parker) - Series AA	11/19/2020	142,994	142,768
JAND, Inc. (dba Warby Parker) - Series B	11/19/2020	197	196
Procore Technologies, Inc., Lockup Shares	7/15/2020	577,475	963,363
See Accompanying Notes to Financial Statements

VY® T. ROWE PRICE DIVERSIFIED  PORTFOLIO OF INVESTMENTS
MID CAP GROWTH PORTFOLIO  AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

Security	Acquisition Date	Acquisition Cost	Fair Value
Rappi, Inc. - Series E	9/8/2020	$1,938,042	$1,938,042
Tanium, Inc. - Series G	8/26/2015	1,757,213	4,033,559
Tanium, Inc. Class B	9/24/2020	360,385	360,385
UiPath Inc., Class A Lockup Shares	4/26/2019	1,532,059	6,069,510
Venture Global LNG, Inc. - Series B	3/8/2018	132,880	201,964
Venture Global LNG, Inc. - Series C	10/16/2017	2,083,973	2,570,451
WeWork Companies, Inc. - Class A	6/23/2015	17,793	4,631
WeWork Companies, Inc. - Series D-1	12/9/2014	739,245	380,005
WeWork Companies, Inc. - Series D-2	12/9/2014	580,825	298,571
		$16,492,459	$28,135,660

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at June 30, 2021:

Investments, at fair value	Fair Value at June 30, 2021	Valuation Technique(s)*	Significant Unobservable Input(s)	Value or Range of Input(s)		Weighted Average of Inputs***		Impact to Valuation from an Increase in Input****
Common Stocks	$6,574,695	Market Approach	Recent Comparable Transaction Price(s)	—	**	—	**	—	**
		Market Approach	Enterprise Value to EBITDA Multiple	10.8	x	10.8	x	Increase
		Market Approach	Projected Enterprise Value to EBITDA Multiple	12.7	x	12.7	x	Increase
		Market Approach	Discount Rate for Cost of Equity	20%		20%		Decrease
		Market Approach	Discount for lack of marketability	10%		10%		Decrease
Preferred Stocks	$11,923,760	Market Approach	Recent Comparable Transaction Price(s)	—	**	—	**	—	**
Total Investments, at fair value	$18,498,455

*  Valuation techniques may change in order to reflect management's judgment of current market participant assumptions.

**  No quantitative unobservable inputs significant to the valuation technique were created by the Portfolio's management.

***  Unobservable inputs were weighted by the relative fair value of the instruments.

****  Represents the directional change in the fair value of the Level 3 investment(s) that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in signficantly higher or lower fair value measurements.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio's assets and liabilities during the period ended June 30, 2021:

	Common Stocks	Preferred Stocks	Total
Assets:
Beginning balance at December 31, 2021	$6,238,425	$9,847,301	$16,085,726
Purchases	1,173,818	1,900,407	3,074,225
Sales	—	—	—
Total realized gain (loss)	—	—	—
Net change in unrealized appreciation (depreciation)*****	875,424	3,164,210	4,039,634
Transfers into Level 3	—	—	—
Transfers out of Level 3	(1,712,972)	(2,988,158)	(4,701,130)
Ending balance at June 30, 2021	$6,574,695	$11,923,760	$18,498,455
Net change in unrealized appreciation (depreciation) on Level 3 securities still held as of June 30, 2021*****	$875,424	$3,164,210	$4,039,634

*****  Any difference between net change in unrealized apprecation (depreciation) and net change in unrealized appreciation (depreciation) on Level 3 securities still held at June 30, 2021 may be due to securities no longer held or categorized as Level 3 at period end.

At June 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $1,033,293,914.

Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$529,645,998
Gross Unrealized Depreciation	(13,396,453)
Net Unrealized Appreciation	$516,249,545

See Accompanying Notes to Financial Statements

VY® T. ROWE PRICE   PORTFOLIO OF INVESTMENTS
GROWTH EQUITY PORTFOLIO   AS OF JUNE 30, 2021 (UNAUDITED)

Shares				Value	Percentage of Net Assets
COMMON STOCK: 94.7%
			Communication Services: 21.8%
32,709	(1)		Alphabet, Inc. - Class A	$79,868,509	3.7
27,835	(1)		Alphabet, Inc. - Class C	69,763,417	3.2
5,531	(1	),(2),(3)	Epic Games, Inc.	4,894,935	0.2
362,375	(1)		Facebook, Inc. - Class A	126,001,411	5.8
8,256	(1)		IAC/InterActiveCorp	1,272,828	0.1
21,700	(1	),(4),(5)	Kuaishou Technology	545,739	0.0
94,581	(1	),(4)	Match Group, Inc.	15,251,186	0.7
73,096	(1)		NetFlix, Inc.	38,610,038	1.8
157,284	(1)		Pinterest, Inc.	12,417,572	0.6
36,726	(1)		Playtika Holding Corp.	875,548	0.1
22,873	(1)		ROBLOX Corp.	2,058,113	0.1
157,134	(1)		Sea Ltd. ADR	43,148,997	2.0
645,545	(1)		Snap, Inc.	43,987,436	2.0
40,146	(1)		Spotify Technology SA	11,063,836	0.5
257,600			Tencent Holdings Ltd.	19,395,350	0.9
46,876	(1)		Vimeo, Inc.	2,296,924	0.1
				471,451,839	21.8
			Consumer Discretionary: 19.1%
65,516	(1)		Airbnb, Inc.	10,033,120	0.5
86,590	(1)		Alibaba Group Holding Ltd. BABA ADR	19,636,880	0.9
61,734	(1)		Amazon.com, Inc.	212,374,838	9.8
28,322	(1)		Aptiv PLC	4,455,900	0.2
6,014	(1)		Booking Holdings, Inc.	13,159,173	0.6
27,565	(1	),(4)	Carvana Co.	8,319,668	0.4
8,425	(1)		Chipotle Mexican Grill, Inc.	13,061,615	0.6
149,010	(1	),(4)	Coupang, Inc.	6,231,598	0.3
55,806	(1	),(4)	DoorDash, Inc.	9,951,884	0.5
116,101	(1	),(4)	DraftKings, Inc. - Class A	6,056,989	0.3
232,444	(1)		Farfetch Ltd. - Class A	11,705,880	0.5
75,102			Ferrari NV	15,474,767	0.7
167,368	(1)		Las Vegas Sands Corp.	8,818,620	0.4
43,994	(1)		Lululemon Athletica, Inc.	16,056,490	0.7
87,918			Nike, Inc. - Class B	13,582,452	0.6
239,856			Ross Stores, Inc.	29,742,144	1.4
128,972	(1)		Wynn Resorts Ltd.	15,773,276	0.7
				414,435,294	19.1
			Financials: 2.4%
1,134,411	(1	),(2),(3)	Ant International Co., Limited - Class C	7,997,598	0.4
106,191	(1	),(4)	Bright Health Group, Inc.	1,822,238	0.1
Shares				Value	Percentage of Net Assets
12,749	(1	),(2),(3)	Maplebear, Inc., dba Instacart	$1,593,625	0.1
666	(1	),(2),(3)	Maplebear, Inc., dba Instacart - Non-Voting	83,250	0.0
8,451			MarketAxess Holdings, Inc.	3,917,799	0.2
9,327			MSCI, Inc. - Class A	4,972,037	0.2
35,825			S&P Global, Inc.	14,704,371	0.7
384,989	(1	),(3)	SoFi Technologies, Inc., Lockup Shares	7,011,227	0.3
48,106			Tradeweb Markets, Inc.	4,067,843	0.2
124,842	(1)		XP, Inc.	5,436,869	0.2
				51,606,857	2.4
			Health Care: 8.7%
4,164	(1)		Align Technology, Inc.	2,544,204	0.1
26,657			Anthem, Inc.	10,177,643	0.5
13,672	(1	),(4)	Argenx SE ADR	4,116,229	0.2
102,075			AstraZeneca PLC	12,263,705	0.6
227,787	(1)		Avantor, Inc.	8,088,716	0.4
40,787			Cigna Corp.	9,669,374	0.4
118,387			Eli Lilly & Co.	27,172,184	1.2
79,992			HCA Healthcare, Inc.	16,537,546	0.8
17,458			Humana, Inc.	7,729,006	0.4
71,311	(1)		Incyte Corp., Ltd.	5,999,394	0.3
32,176	(1)		Intuitive Surgical, Inc.	29,590,337	1.4
95,840			Stryker Corp.	24,892,523	1.1
32,649			UnitedHealth Group, Inc.	13,073,966	0.6
79,329	(1)		Vertex Pharmaceuticals, Inc.	15,995,106	0.7
				187,849,933	8.7
			Industrials: 6.6%
114,310	(1)		Airbus SE	14,729,135	0.7
37,606			Cintas Corp.	14,365,492	0.7
144,283	(1)		Clarivate PLC	3,972,111	0.2
31,779			Cummins, Inc.	7,748,038	0.4
48,507	(1)		DiDi Global, Inc. ADR	679,098	0.0
68,026	(1	),(3)	Didi Global, Inc., Lockup Shares	3,655,173	0.1
10,391			Equifax, Inc.	2,488,748	0.1
69,464			FedEx Corp.	20,723,195	1.0
21,207	(1)		Generac Holdings, Inc.	8,804,086	0.4
18,916			Norfolk Southern Corp.	5,020,496	0.2
56,073			Roper Technologies, Inc.	26,365,525	1.2
105,500	(1)		Southwest Airlines Co.	5,600,995	0.3
39,551	(1)		Teledyne Technologies, Inc.	16,565,145	0.8
109,792			TransUnion	12,056,260	0.5
				142,773,497	6.6

See Accompanying Notes to Financial Statements

VY® T. ROWE PRICE   PORTFOLIO OF INVESTMENTS
GROWTH EQUITY PORTFOLIO   AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

Shares				Value	Percentage of Net Assets
			Information Technology: 35.8%
160,470	(1)		Advanced Micro Devices, Inc.	$15,072,947	0.7
8,099	(1	),(4)	Affirm Holdings, Inc.	545,468	0.0
109,826	(1	),(4)	Afterpay Ltd.	9,748,195	0.5
763,057			Apple, Inc.	104,508,287	4.8
41,570			ASML Holding NV - NY Reg	28,718,219	1.3
41,640	(1)		Avalara, Inc.	6,737,352	0.3
131,178	(1)		Black Knight, Inc.	10,229,261	0.5
7,880	(1)		Coupa Software, Inc.	2,065,427	0.1
76,274	(1)		Datadog, Inc.	7,938,598	0.4
121,084			Fidelity National Information Services, Inc.	17,153,970	0.8
185,042	(1)		Fiserv, Inc.	19,779,139	0.9
93,909			Global Payments, Inc.	17,611,694	0.8
85,921			Intuit, Inc.	42,115,897	1.9
39,178	(1	),(4)	Marqeta, Inc.	1,099,727	0.1
139,082			Mastercard, Inc. - Class A	50,777,447	2.4
678,533			Microsoft Corp.	183,814,590	8.5
26,018	(1)		MongoDB, Inc.	9,406,027	0.4
17,652			Nvidia Corp.	14,123,365	0.7
11,462	(1)		Paycom Software, Inc.	4,166,093	0.2
89,511	(1)		PayPal Holdings, Inc.	26,090,666	1.2
99,933	(1)		Salesforce.com, Inc.	24,410,634	1.1
42,180	(1)		ServiceNow, Inc.	23,180,019	1.1
6,668	(1)		Shopify, Inc.	9,741,815	0.5
3,374	(1)		Snowflake, Inc. - Class A	815,833	0.0
107,219	(1)		Splunk, Inc.	15,501,723	0.7
76,856	(1)		StoneCo Ltd.	5,153,963	0.2
51,440	(1	),(2),(3)	Stripe, Inc. - Class B	2,064,030	0.1
122,893			Taiwan Semiconductor Manufacturing Co., Ltd. ADR	14,766,823	0.7
220,672	(1	),(3)	UiPath Inc., Class A Lockup Shares	14,840,346	0.7
261,418			Visa, Inc. - Class A	61,124,757	2.8
23,206	(1)		Workday, Inc.	5,540,200	0.3
9,976	(1)		Zebra Technologies Corp.	5,282,192	0.2
50,100	(1)		Zoom Video Communications, Inc.	19,390,203	0.9
				773,514,907	35.8
			Materials: 0.3%
24,785			Linde Public Ltd.	7,165,343	0.3
			Total Common Stock (Cost $1,135,219,244)	2,048,797,670	94.7
Shares				Value	Percentage of Net Assets
PREFERRED STOCK: 5.2%
			Consumer Discretionary: 4.7%
163,010	(1	),(2),(3)	Aurora Innovation, Inc., - Series B	$3,204,249	0.1
38,487	(1	),(2),(3)	Rappi, Inc. - Series E	2,299,446	0.1
549,762	(1	),(2),(3)	Rivian Automotive, Inc. - Series D	38,516,326	1.8
659,827	(1	),(2),(3)	Rivian Automotive, Inc. - Series E	46,227,480	2.1
123,727	(1	),(2),(3)	Rivian Automotive, Inc. - Series F	8,668,313	0.4
37,201	(1	),(2),(3)	Sila Nanotechnologies, Inc., Series F	1,535,389	0.1
18,931	(1	),(2),(3)	Waymo LLC., Series A-2	1,736,389	0.1
				102,187,592	4.7
			Financials: 0.2%
1,855	(1	),(2),(3)	Maplebear, Inc., dba Instacart - Series A	231,875	0.0
26,036	(1	),(2),(3)	Maplebear, Inc., dba Instacart - Series G	3,254,500	0.2
				3,486,375	0.2
			Industrials: 0.3%
159,700	(1	),(2),(3)	GM Cruise Holdings, LLC - Class F	4,208,095	0.2
132,943	(1	),(2),(3)	Nuro, Inc. - Series C	1,735,518	0.1
				5,943,613	0.3
			Information Technology: 0.0%
93,459	(1	),(2),(3)	Magic Leap, Inc. - Series C	57,010	0.0
61,969	(1	),(2),(3)	Magic Leap, Inc. - Series D	37,801	0.0
				94,811	0.0
			Real Estate: 0.0%
30,915	(1	),(3)	WeWork Companies, Inc. - Series E	264,615	0.0
			Total Preferred Stock (Cost $38,511,278)	111,977,006	5.2
			Total Long-Term Investments (Cost $1,173,730,522)	2,160,774,676	99.9

See Accompanying Notes to Financial Statements

VY® T. ROWE PRICE   PORTFOLIO OF INVESTMENTS
GROWTH EQUITY PORTFOLIO   AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.0%
		Repurchase Agreements: 2.2%
1,275,985	(6)	Amherst Pierpoint Securities LLC, Repurchase Agreement dated 06/30/21, 0.06%, due 07/01/21 (Repurchase Amount $1,275,987, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $1,301,505, due 12/30/21-07/01/51)	$1,275,985	0.1
1,869,733	(6)	Bethesda Securities LLC, Repurchase Agreement dated 06/30/21, 0.08%, due 07/01/21 (Repurchase Amount $1,869,737, collateralized by various U.S. Government Agency Obligations, 1.500%-6.500%, Market Value plus accrued interest $1,907,128, due 01/01/25-04/01/51)	1,869,733	0.1
4,273,277	(6)	BNP Paribas S.A., Repurchase Agreement dated 06/30/21, 0.20%, due 07/01/21 (Repurchase Amount $4,273,300, collateralized by various U.S. Government Securities, 1.350%-9.150%, Market Value plus accrued interest $4,483,123, due 09/19/22-01/27/40)	4,273,277	0.2
Principal Amount†			Value	Percentage of Net Assets
11,757,100	(6)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/30/21, 0.05%, due 07/01/21 (Repurchase Amount $11,757,116, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.125%-9.000%, Market Value plus accrued interest $11,992,242, due 07/25/21-05/20/71)	$11,757,100	0.5
4,473,287	(6)	Citadel Securities LLC, Repurchase Agreement dated 06/30/21, 0.09%, due 07/01/21 (Repurchase Amount $4,473,298, collateralized by various U.S. Government Securities, 0.000%-8.125%, Market Value plus accrued interest $4,562,764, due 07/01/21-11/15/50)	4,473,287	0.2
3,628,948	(6)	Citigroup, Inc., Repurchase Agreement dated 06/30/21, 0.06%, due 07/01/21 (Repurchase Amount $3,628,954, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $3,701,527, due 07/01/21-01/15/59)	3,628,948	0.2

See Accompanying Notes to Financial Statements

VY® T. ROWE PRICE   PORTFOLIO OF INVESTMENTS
GROWTH EQUITY PORTFOLIO   AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
		Repurchase Agreements (continued)
1,484,823	(6)	Industrial & Comm. Bank of China, Repurchase Agreement dated 06/30/21, 0.04%, due 07/01/21 (Repurchase Amount $1,484,825, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $1,514,519, due 07/07/21-11/01/49)	$1,484,823	0.1
3,504,638	(6)	JVB Financial Group LLC, Repurchase Agreement dated 06/30/21, 0.09%, due 07/01/21 (Repurchase Amount $3,504,647, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.125%-7.000%, Market Value plus accrued interest $3,574,731, due 08/01/21-06/01/51)	3,504,638	0.2
4,452,636	(6)	Mirae Asset Securities USA Inc., Repurchase Agreement dated 06/30/21, 0.06%, due 07/01/21 (Repurchase Amount $4,452,643, collateralized by various U.S. Government Agency Obligations, 0.500%-7.500%, Market Value plus accrued interest $4,541,696, due 05/01/24-04/20/71)	4,452,636	0.2
Principal Amount†				Value	Percentage of Net Assets
7,481,830	(6)		State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/21, 0.11%, due 07/01/21 (Repurchase Amount $7,481,853, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $7,632,282, due 07/15/23-02/15/48)	$7,481,830	0.3
2,885,362	(6)		Stonex Financial Inc., Repurchase Agreement dated 06/30/21, 0.10%, due 07/01/21 (Repurchase Amount $2,885,370, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.320%-9.000%, Market Value plus accrued interest $2,943,069, due 12/01/21-05/20/71)	2,885,362	0.1
			Total Repurchase Agreements (Cost $47,087,619)	47,087,619	2.2
Shares				Value	Percentage of Net Assets
			Mutual Funds: 0.8%
1,173,000	(6	),(7)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.030%	1,173,000	0.1
1,173,000	(6	),(7)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.020%	1,173,000	0.1
1,080,000	(6	),(7)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 0.030%	1,080,000	0.0

See Accompanying Notes to Financial Statements

VY® T. ROWE PRICE   PORTFOLIO OF INVESTMENTS
GROWTH EQUITY PORTFOLIO   AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
		Mutual Funds (continued)
13,864,049	(7)	T. Rowe Price Government Reserve Fund, 0.030%	$13,864,049	0.6
		Total Mutual Funds (Cost $17,290,049)	17,290,049	0.8
		Total Short-Term Investments (Cost $64,377,668)	64,377,668	3.0
		Total Investments in Securities (Cost $1,238,108,190)	$2,225,152,344	102.9
		Liabilities in Excess of Other Assets	(62,190,050)	(2.9)
		Net Assets	$2,162,962,294	100.0

†  Unless otherwise indicated, principal amount is shown in USD.

ADR  American Depositary Receipt

(1)  Non-income producing security.

(2)  For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

(3)  Restricted security as to resale, excluding Rule 144A securities. As of June 30, 2021, the Portfolio held restricted securities with a fair value of $154,117,190 or 7.1% of net assets. Please refer to the table below for additional details.

(4)  Security, or a portion of the security, is on loan.

(5)  Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(6)  All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(7)  Rate shown is the 7-day yield as of June 30, 2021.

Sector Diversification
as of June 30, 2021
(as a percentage of net assets)

Information Technology	35.8%
Consumer Discretionary	23.8%
Communication Services	21.8%
Health Care	8.7%
Industrials	6.9%
Financials	2.6%
Materials	0.3%
Real Estate	0.0%^
Assets in Excess of Other Liabilities*	0.1%
Net Assets	100.0%

^  Amount is less than 0.005%.

*  Includes short-term investments.

Portfolio holdings are subject to change daily.

See Accompanying Notes to Financial Statements

VY® T. ROWE PRICE   PORTFOLIO OF INVESTMENTS
GROWTH EQUITY PORTFOLIO   AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2021
Asset Table
Investments, at fair value
Common Stock
Communication Services	$446,615,815	$19,941,089	$4,894,935	$471,451,839
Consumer Discretionary	414,435,294	—	—	414,435,294
Financials	34,921,157	7,011,227	9,674,473	51,606,857
Health Care	175,586,228	12,263,705	—	187,849,933
Industrials	124,389,189	18,384,308	—	142,773,497
Information Technology	746,862,336	24,588,541	2,064,030	773,514,907
Materials	7,165,343	—	—	7,165,343
Total Common Stock	1,949,975,362	82,188,870	16,633,438	2,048,797,670
Preferred Stock	—	264,615	111,712,391	111,977,006
Short-Term Investments	17,290,049	47,087,619	—	64,377,668
Total Investments, at fair value	$1,967,265,411	$129,541,104	$128,345,829	$2,225,152,344

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

#  The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At June 30, 2021, VY® T. Rowe Price Growth Equity Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Ant International Co., Limited - Class C	6/7/2018	$6,364,046	$7,997,598
Aurora Innovation, Inc., - Series B	3/1/2019	1,506,262	3,204,249
Didi Global, Inc., Lockup Shares	10/19/2015	1,865,695	3,655,173
Epic Games, Inc.	6/18/2020	3,180,325	4,894,935
GM Cruise Holdings, LLC - Class F	5/7/2019	2,914,525	4,208,095
Magic Leap, Inc. - Series C	1/20/2016	2,152,641	57,010
Magic Leap, Inc. - Series D	10/12/2017	1,673,163	37,801
Maplebear, Inc., dba Instacart	8/7/2020	590,711	1,593,625
Maplebear, Inc., dba Instacart - Non-Voting	8/7/2020	30,858	83,250
Maplebear, Inc., dba Instacart - Series A	11/18/2020	113,177	231,875
Maplebear, Inc., dba Instacart - Series G	7/2/2020	1,252,121	3,254,500
Nuro, Inc. - Series C	10/30/2020	1,735,518	1,735,518
Rappi, Inc. - Series E	9/8/2020	2,299,446	2,299,446
Rivian Automotive, Inc. - Series D	12/23/2019	5,906,643	38,516,326
Rivian Automotive, Inc. - Series E	7/10/2020	10,220,720	46,227,480
Rivian Automotive, Inc. - Series F	1/19/2021	4,559,340	8,668,313
Sila Nanotechnologies, Inc., Series F	1/7/2021	1,535,389	1,535,389
SoFi Technologies, Inc., Lockup Shares	12/30/2020	3,927,370	7,011,227
Stripe, Inc. - Class B	12/17/2019	807,094	2,064,030
UiPath Inc., Class A Lockup Shares	4/26/2019	3,188,024	14,840,346
Waymo LLC., Series A-2	5/8/2020	1,625,552	1,736,389
WeWork Companies, Inc. - Series E	6/23/2015	1,016,781	264,615
		$58,465,401	$154,117,190

See Accompanying Notes to Financial Statements

VY® T. ROWE PRICE   PORTFOLIO OF INVESTMENTS
GROWTH EQUITY PORTFOLIO   AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2021 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts
Foreign exchange contracts	$(12,038)
Total	$(12,038)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at June 30, 2021:

Investments, at fair value	Fair Value at June 30, 2021	Valuation Technique(s)*	Significant Unobservable Input(s)	Value or Range of Input(s)		Weighted Average of Input(s)***		Impact to Valuation from an Increase in Input****
Common Stocks	$16,633,438	Market Approach	Recent Comparable Transaction Price(s)	—	**	—	**	—	**
		Market Approach	Discount for lack of marketability	10%		10%		Decrease
		Market Approach	Segment Based Price to Earnings Multiple	11.5	x - 36.4x	11.5	x - 36.4x	Increase
		Market Approach	Whole Company Price to Earnings Multiple	21.3	x	21.3	x	Increase
		Contractual	Rate of Return	15%		15%		Increase
Preferred Stocks	$111,712,391	Market Approach	Recent Comparable Transaction Price(s)	—	**	—	**	—	**
		Market Approach	Discount for uncertainty	10%		10%		Decrease
Total Investments, at fair value	$128,345,829

*  Valuation techniques may change in order to reflect management's judgment of current market participant assumptions.

**  No quantitative unobservable inputs significant to the valuation technique were created by the Portfolio's management.

***  Unobservable inputs were weighted by the relative fair value of the instruments.

****  Represents the directional change in the fair value of the Level 3 investment(s) that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in signficantly higher or lower fair value measurements.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio's assets and liabilities during the period ended June 30, 2021:

	Common Stocks	Preferred Stocks	Total
Assets:
Beginning balance at December 31, 2020	$19,155,080	$41,961,073	$61,116,153
Purchases	—	6,094,729	6,094,729
Sales	—	—	—
Total realized gain (loss)	—	—	—
Net change in unrealized appreciation (depreciation)*****	1,904,669	72,434,604	74,339,273
Transfers into Level 3	—	—	—
Transfers out of Level 3	(4,426,311)	(8,778,015)	(13,204,326)
Ending balance at June 30, 2021	$16,633,438	$111,712,391	$128,345,829
Net change in unrealized appreciation (depreciation) on Level 3 securities still held as of June 30, 2021*****	$1,904,669	$72,434,604	$74,339,273

*****  Any difference between net change in unrealized apprecation (depreciation) and net change in unrealized appreciation (depreciation) on Level 3 securities still held at June 30, 2021 may be due to securities no longer held or categorized as Level 3 at period end.

At June 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $1,245,864,572.

Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$995,778,325
Gross Unrealized Depreciation	(16,490,394)
Net Unrealized Appreciation	$979,287,931

See Accompanying Notes to Financial Statements

Investment Adviser

Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Distributor

Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Transfer Agent

BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, New York 10286

Legal Counsel

Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract or variable life insurance policy and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract or variable life insurance policy and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

RETIREMENT | INVESTMENTS | INSURANCE

voyainvestments.com

VPSAR-VPI

(0621-082321)

Semi-Annual Report
June 30, 2021
Classes ADV, I, R6, S, S2 and T
Voya Partners, Inc.
■ Voya Solution Aggressive Portfolio	■ Voya Solution 2035 Portfolio
■ Voya Solution Balanced Portfolio	■ Voya Solution 2040 Portfolio
■ Voya Solution Conservative Portfolio	■ Voya Solution 2045 Portfolio
■ Voya Solution Income Portfolio	■ Voya Solution 2050 Portfolio
■ Voya Solution Moderately Aggressive Portfolio	■ Voya Solution 2055 Portfolio
■ Voya Solution Moderately Conservative Portfolio	■ Voya Solution 2060 Portfolio
■ Voya Solution 2025 Portfolio	■ Voya Solution 2065 Portfolio
■ Voya Solution 2030 Portfolio
As permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of each portfolio’s annual and semi-annual shareholder reports, like this semi-annual report, are not sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a website and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you need not take any action. You may elect to receive shareholder reports and other communications from your insurance carrier electronically by contacting them directly.

You may elect to receive all future reports in paper free of charge. If you received this document in the mail, please follow the instructions provided to elect to continue receiving paper copies of your shareholder reports. You can inform us that you wish to continue receiving paper copies by calling 1-866-345-5954. Your election to receive reports in paper will apply to all the funds in which you invest.

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

PROXY VOTING INFORMATION
A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Portfolios’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS
The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Portfolios’ Forms NPORT-P are available on the SEC’s website at www.sec.gov. Each Portfolio’s complete schedule of portfolio holdings is available at: www.voyainvestments.com and without charge upon request from the Portfolio by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT’S LETTER

Global Economy Still on Road to Recovery
Dear Shareholder,
The reporting period covered in this report roughly coincides with the progress made in fighting the COVID-19 pandemic. With the development of vaccines in the fall of 2020, the world began to turn the tables on the virus. It became possible to relax the aggressive countermeasures that shut down the global economy and turned so many lives inside out. Economic progress in 2021 has closely paralleled progress in getting populations vaccinated. Although infection from new viral variants remains a threat, many nations including the United States have not reimposed lockdowns, and global economic momentum is continuing. Broadening business activity has intensified supply and demand imbalances, pressuring prices higher. While we’re likely to see a higher base rate of inflation, we do not believe that the U.S. Federal Reserve Board will have to dramatically raise interest rates to stave it off.
While the economy and financial markets appear to be upholding their recent strength and in our opinion are expected to continue doing so this year, it’s always possible that something unexpected could crop up. Therefore, in our view, it bears repeating that one should invest to achieve one’s long-term goals, and not seek to beat the market today, this week, this month or this year. Keep focused on your long-term goals and don’t get distracted by short-term news, however compelling the headlines. Should your long-term goals change, discuss the situation thoroughly with your investment advisor before making any changes to your investment portfolio.
Regardless of events, at Voya we believe that we remain well prepared for and fully committed to serving our clients without disruption. We appreciate your continued confidence in us, and we look forward to serving your investment needs in the future.
Dina Santoro
President
Voya Family of Funds
July 22, 2021
The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice.
International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

1

SHAREHOLDER EXPENSE EXAMPLES (Unaudited)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.
The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2021 to June 30, 2021. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension or retirement plan. Expenses would have been higher if such charges were included.
Actual Expenses
The left section of the table shown below, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.
	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2021**	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2021**
Voya Solution Aggressive Portfolio
Class ADV	$1,000.00	$1,132.30	0.80%	$4.23	$1,000.00	$1,020.83	0.80%	$4.01
Class I	1,000.00	1,135.10	0.30	1.59	1,000.00	1,023.31	0.30	1.51
Class R6	1,000.00	1,135.10	0.30	1.59	1,000.00	1,023.31	0.30	1.51
Class S	1,000.00	1,133.30	0.55	2.91	1,000.00	1,022.07	0.55	2.76
Class S2	1,000.00	1,132.50	0.70	3.70	1,000.00	1,021.32	0.70	3.51
Voya Solution Balanced Portfolio
Class ADV	$1,000.00	$1,087.70	0.80%	$4.14	$1,000.00	$1,020.83	0.80%	$4.01
Class I	1,000.00	1,090.70	0.30	1.56	1,000.00	1,023.31	0.30	1.51
Class R6	1,000.00	1,090.70	0.30	1.56	1,000.00	1,023.31	0.30	1.51
Class S	1,000.00	1,090.50	0.55	2.85	1,000.00	1,022.07	0.55	2.76
Class S2	1,000.00	1,089.00	0.70	3.63	1,000.00	1,021.32	0.70	3.51
Voya Solution Conservative Portfolio
Class ADV	$1,000.00	$1,034.70	0.69%	$3.48	$1,000.00	$1,021.37	0.69%	$3.46
Class I	1,000.00	1,037.80	0.19	0.96	1,000.00	1,023.85	0.19	0.95
Class R6	1,000.00	1,036.90	0.19	0.96	1,000.00	1,023.85	0.19	0.95
Class S	1,000.00	1,036.20	0.44	2.22	1,000.00	1,022.61	0.44	2.21
Class S2	1,000.00	1,035.00	0.59	2.98	1,000.00	1,021.87	0.59	2.96
2

SHAREHOLDER EXPENSE EXAMPLES (Unaudited) (continued)

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2021**	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2021**
Voya Solution Income Portfolio
Class ADV	$1,000.00	$1,040.60	0.72%	$3.64	$1,000.00	$1,021.22	0.72%	$3.61
Class I	1,000.00	1,043.40	0.22	1.11	1,000.00	1,023.70	0.22	1.10
Class S	1,000.00	1,041.40	0.47	2.38	1,000.00	1,022.46	0.47	2.36
Class S2	1,000.00	1,040.90	0.62	3.14	1,000.00	1,021.72	0.62	3.11
Class T	1,000.00	1,039.80	0.92	4.65	1,000.00	1,020.23	0.92	4.61
Voya Solution Moderately Aggressive Portfolio
Class ADV	$1,000.00	$1,115.60	0.81%	$4.25	$1,000.00	$1,020.78	0.81%	$4.06
Class I	1,000.00	1,118.10	0.31	1.63	1,000.00	1,023.26	0.31	1.56
Class R6	1,000.00	1,118.20	0.30	1.58	1,000.00	1,023.31	0.30	1.51
Class S	1,000.00	1,116.60	0.56	2.94	1,000.00	1,022.02	0.56	2.81
Class S2	1,000.00	1,115.70	0.71	3.72	1,000.00	1,021.27	0.71	3.56
Voya Solution Moderately Conservative Portfolio
Class ADV	$1,000.00	$1,060.80	0.73%	$3.73	$1,000.00	$1,021.17	0.73%	$3.66
Class I	1,000.00	1,062.60	0.23	1.18	1,000.00	1,023.65	0.23	1.15
Class R6	1,000.00	1,062.60	0.23	1.18	1,000.00	1,023.65	0.23	1.15
Class S	1,000.00	1,061.40	0.48	2.45	1,000.00	1,022.41	0.48	2.41
Class S2	1,000.00	1,060.60	0.63	3.22	1,000.00	1,021.67	0.63	3.16
Voya Solution 2025 Portfolio
Class ADV	$1,000.00	$1,071.80	0.71%	$3.65	$1,000.00	$1,021.27	0.71%	$3.56
Class I	1,000.00	1,075.20	0.21	1.08	1,000.00	1,023.75	0.21	1.05
Class S	1,000.00	1,072.90	0.46	2.36	1,000.00	1,022.51	0.46	2.31
Class S2	1,000.00	1,072.70	0.61	3.13	1,000.00	1,021.77	0.61	3.06
Class T	1,000.00	1,070.90	0.91	4.67	1,000.00	1,020.28	0.91	4.56
Voya Solution 2030 Portfolio
Class ADV	$1,000.00	$1,083.80	0.67%	$3.46	$1,000.00	$1,021.47	0.67%	$3.36
Class I	1,000.00	1,086.40	0.17	0.88	1,000.00	1,023.95	0.17	0.85
Class S	1,000.00	1,084.70	0.42	2.17	1,000.00	1,022.71	0.42	2.11
Class S2	1,000.00	1,084.00	0.57	2.95	1,000.00	1,021.97	0.57	2.86
Class T	1,000.00	1,082.70	0.87	4.49	1,000.00	1,020.48	0.87	4.36
Voya Solution 2035 Portfolio
Class ADV	$1,000.00	$1,096.70	0.65%	$3.38	$1,000.00	$1,021.57	0.65%	$3.26
Class I	1,000.00	1,099.30	0.15	0.78	1,000.00	1,024.05	0.15	0.75
Class S	1,000.00	1,097.30	0.40	2.08	1,000.00	1,022.81	0.40	2.01
Class S2	1,000.00	1,096.80	0.55	2.86	1,000.00	1,022.07	0.55	2.76
Class T	1,000.00	1,095.10	0.85	4.42	1,000.00	1,020.58	0.85	4.26
Voya Solution 2040 Portfolio
Class ADV	$1,000.00	$1,111.60	0.64%	$3.35	$1,000.00	$1,021.62	0.64%	$3.21
Class I	1,000.00	1,114.00	0.14	0.73	1,000.00	1,024.10	0.14	0.70
Class S	1,000.00	1,112.90	0.39	2.04	1,000.00	1,022.86	0.39	1.96
Class S2	1,000.00	1,112.10	0.54	2.83	1,000.00	1,022.12	0.54	2.71
Class T	1,000.00	1,110.20	0.84	4.39	1,000.00	1,020.63	0.84	4.21
3

SHAREHOLDER EXPENSE EXAMPLES (Unaudited) (continued)

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2021**	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2021**
Voya Solution 2045 Portfolio
Class ADV	$1,000.00	$1,119.60	0.66%	$3.47	$1,000.00	$1,021.52	0.66%	$3.31
Class I	1,000.00	1,122.60	0.16	0.84	1,000.00	1,024.00	0.16	0.80
Class S	1,000.00	1,120.80	0.41	2.16	1,000.00	1,022.76	0.41	2.06
Class S2	1,000.00	1,120.30	0.56	2.94	1,000.00	1,022.02	0.56	2.81
Class T	1,000.00	1,118.30	0.86	4.52	1,000.00	1,020.53	0.86	4.31
Voya Solution 2050 Portfolio
Class ADV	$1,000.00	$1,119.70	0.65%	$3.42	$1,000.00	$1,021.57	0.65%	$3.26
Class I	1,000.00	1,122.70	0.15	0.79	1,000.00	1,024.05	0.15	0.75
Class S	1,000.00	1,121.10	0.40	2.10	1,000.00	1,022.81	0.40	2.01
Class S2	1,000.00	1,120.00	0.55	2.89	1,000.00	1,022.07	0.55	2.76
Class T	1,000.00	1,118.40	0.85	4.46	1,000.00	1,020.58	0.85	4.26
Voya Solution 2055 Portfolio
Class ADV	$1,000.00	$1,122.10	0.67%	$3.53	$1,000.00	$1,021.47	0.67%	$3.36
Class I	1,000.00	1,124.30	0.17	0.90	1,000.00	1,023.95	0.17	0.85
Class S	1,000.00	1,123.40	0.42	2.21	1,000.00	1,022.71	0.42	2.11
Class S2	1,000.00	1,122.60	0.57	3.00	1,000.00	1,021.97	0.57	2.86
Class T	1,000.00	1,120.90	0.87	4.58	1,000.00	1,020.48	0.87	4.36
Voya Solution 2060 Portfolio
Class ADV	$1,000.00	$1,120.10	0.68%	$3.57	$1,000.00	$1,021.42	0.68%	$3.41
Class I	1,000.00	1,123.80	0.18	0.95	1,000.00	1,023.90	0.18	0.90
Class S	1,000.00	1,121.90	0.43	2.26	1,000.00	1,022.66	0.43	2.16
Class S2	1,000.00	1,121.30	0.58	3.05	1,000.00	1,021.92	0.58	2.91
Class T	1,000.00	1,118.80	0.88	4.62	1,000.00	1,020.43	0.88	4.41
Voya Solution 2065 Portfolio
Class ADV	$1,000.00	$1,121.20	0.67%	$3.52	$1,000.00	$1,021.47	0.67%	$3.36
Class I	1,000.00	1,123.70	0.17	0.90	1,000.00	1,023.95	0.17	0.85
Class S	1,000.00	1,122.00	0.42	2.21	1,000.00	1,022.71	0.42	2.11
Class S2	1,000.00	1,121.10	0.57	3.00	1,000.00	1,021.97	0.57	2.86
Class T	1,000.00	1,119.40	0.87	4.57	1,000.00	1,020.48	0.87	4.36

*
The annualized expense ratios do not include expenses of the underlying funds.

**
Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

4

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2021 (Unaudited)

	Voya Solution Aggressive Portfolio	Voya Solution Balanced Portfolio	Voya Solution Conservative Portfolio	Voya Solution Income Portfolio
ASSETS:
Investments in affiliated underlying funds at fair value*	$23,987,455	$54,454,906	$15,427,267	$270,992,356
Investments in unaffiliated underlying funds at fair value**	4,861,709	7,732,455	891,658	28,587,363
Cash	26,138	51,707	14,581	325,143
Receivables:
Investments in affiliated underlying funds sold	—	—	—	11,487
Investments in unaffiliated underlying funds sold	7,989	10,889	557	10,579
Fund shares sold	25,064	1,129,413	8,205	17,298
Prepaid expenses	7	15	4	84
Reimbursement due from Investment Adviser	1,420	1,912	2,722	34,630
Other assets	380	1,820	555	24,817
Total assets	28,910,162	63,383,117	16,345,549	300,003,757
LIABILITIES:
Payable for investments in affiliated underlying funds purchased	22,231	1,129,396	8,193	—
Payable for fund shares redeemed	2,820	—	2	28,626
Payable for investment management fees	5,549	11,325	2,826	54,309
Payable for distribution and shareholder service fees	2,994	9,140	2,455	84,332
Payable for directors fees	138	294	79	1,517
Payable to directors under the deferred compensation plan (Note 6)	380	1,820	555	24,817
Other accrued expenses and liabilities	10,972	28,338	6,942	153,797
Total liabilities	45,084	1,180,313	21,052	347,398
NET ASSETS	$28,865,078	$62,202,804	$16,324,497	$299,656,359
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$22,163,266	$50,301,205	$14,074,962	$243,245,677
Total distributable earnings	6,701,812	11,901,599	2,249,535	56,410,682
NET ASSETS	$28,865,078	$62,202,804	$16,324,497	$299,656,359
* Cost of investments in affiliated underlying funds	$19,080,568	$46,349,470	$14,434,235	$242,681,968
** Cost of investments in unaffiliated underlying funds	$3,941,353	$6,129,910	$790,549	$26,379,672
See Accompanying Notes to Financial Statements
5

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2021 (Unaudited) (continued)

	Voya Solution Aggressive Portfolio	Voya Solution Balanced Portfolio	Voya Solution Conservative Portfolio	Voya Solution Income Portfolio
Class ADV
Net assets	$4,012,989	$9,942,700	$3,881,555	$148,370,605
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	254,821	890,598	317,910	11,134,568
Net asset value and redemption price per share	$15.75	$11.16	$12.21	$13.33
Class I
Net assets	$370,378	$3,439,727	$805,597	$41,745,315
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	22,838	294,752	65,115	3,047,664
Net asset value and redemption price per share	$16.22	$11.67	$12.37	$13.70
Class R6
Net assets	$18,668,115	$23,578,597	$8,135,555	n/a
Shares authorized	100,000,000	100,000,000	100,000,000	n/a
Par value	$0.001	$0.001	$0.001	n/a
Shares outstanding	1,150,876	2,020,847	657,636	n/a
Net asset value and redemption price per share	$16.22	$11.67	$12.37	n/a
Class S
Net assets	$4,482,779	$23,797,322	$2,221,448	$102,961,639
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	280,450	2,101,240	180,638	7,587,138
Net asset value and redemption price per share	$15.98	$11.33	$12.30	$13.57
Class S2
Net assets	$1,330,817	$1,444,458	$1,280,342	$6,465,916
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	85,080	128,257	105,488	489,204
Net asset value and redemption price per share	$15.64	$11.26	$12.14	$13.22
Class T
Net assets	n/a	n/a	n/a	$112,884
Shares authorized	n/a	n/a	n/a	100,000,000
Par value	n/a	n/a	n/a	$0.001
Shares outstanding	n/a	n/a	n/a	7,860
Net asset value and redemption price per share	n/a	n/a	n/a	$14.36
See Accompanying Notes to Financial Statements
6

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2021 (Unaudited)

	Voya Solution Moderately Aggressive Portfolio	Voya Solution Moderately Conservative Portfolio	Voya Solution 2025 Portfolio	Voya Solution 2030 Portfolio
ASSETS:
Investments in affiliated underlying funds at fair value*	$538,140,015	$39,457,394	$593,148,460	$52,460,397
Investments in unaffiliated underlying funds at fair value**	95,003,197	3,502,887	41,258,617	6,319,833
Cash	518,992	43,828	556,347	63,906
Receivables:
Investments in affiliated underlying funds sold	434,541	—	2,101,756	149,475
Investments in unaffiliated underlying funds sold	127,381	3,002	1,531,160	241,444
Fund shares sold	45,815	31,958	165,400	50,172
Prepaid expenses	168	11	174	16
Reimbursement due from Investment Adviser	—	6,698	63,087	11,326
Other assets	35,124	1,288	39,659	747
Total assets	634,305,233	43,047,066	638,864,660	59,297,316
LIABILITIES:
Payable for investments in affiliated underlying funds purchased	—	31,912	3,907,189	468,158
Payable for investments in unaffiliated underlying funds purchased	—	—	43,194	—
Payable for fund shares redeemed	480,211	20	26,378	78
Payable for investment management fees	146,367	7,658	111,713	11,002
Payable for distribution and shareholder service fees	129,016	8,642	168,480	14,965
Payable for directors fees	3,123	211	3,183	288
Payable to directors under the deferred compensation plan (Note 6)	35,124	1,288	39,659	747
Other accrued expenses and liabilities	95,300	26,471	191,528	50,589
Total liabilities	889,141	76,202	4,491,324	545,827
NET ASSETS	$633,416,092	$42,970,864	$634,373,336	$58,751,489
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$493,187,717	$36,049,896	$480,141,571	$47,302,245
Total distributable earnings	140,228,375	6,920,968	154,231,765	11,449,244
NET ASSETS	$633,416,092	$42,970,864	$634,373,336	$58,751,489
* Cost of investments in affiliated underlying funds	$427,663,467	$35,144,448	$513,475,151	$45,008,161
** Cost of investments in unaffiliated underlying funds	$75,824,959	$3,040,062	$31,408,867	$5,434,131
See Accompanying Notes to Financial Statements
7

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2021 (Unaudited) (continued)

	Voya Solution Moderately Aggressive Portfolio	Voya Solution Moderately Conservative Portfolio	Voya Solution 2025 Portfolio	Voya Solution 2030 Portfolio
Class ADV
Net assets	$25,867,737	$6,224,258	$244,741,631	$24,415,753
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	1,786,262	548,842	18,835,672	1,368,677
Net asset value and redemption price per share	$14.48	$11.34	$12.99	$17.84
Class I
Net assets	$5,454,001	$51,026	$65,278,774	$13,229,459
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	367,072	4,294	4,858,176	715,493
Net asset value and redemption price per share	$14.86	$11.88	$13.44	$18.49
Class R6
Net assets	$26,370,166	$10,102,859	n/a	n/a
Shares authorized	100,000,000	100,000,000	n/a	n/a
Par value	$0.001	$0.001	n/a	n/a
Shares outstanding	1,776,216	850,233	n/a	n/a
Net asset value and redemption price per share	$14.85	$11.88	n/a	n/a
Class S
Net assets	$573,962,038	$21,387,558	$312,568,454	$19,831,590
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	39,169,971	1,846,706	23,604,354	1,082,499
Net asset value and redemption price per share	$14.65	$11.58	$13.24	$18.32
Class S2
Net assets	$1,762,150	$5,205,163	$11,420,292	$1,224,251
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	120,162	457,752	889,461	67,780
Net asset value and redemption price per share	$14.66	$11.37	$12.84	$18.06
Class T
Net assets	n/a	n/a	$364,185	$50,436
Shares authorized	n/a	n/a	100,000,000	100,000,000
Par value	n/a	n/a	$0.001	$0.001
Shares outstanding	n/a	n/a	26,499	2,832
Net asset value and redemption price per share	n/a	n/a	$13.74	$17.81
See Accompanying Notes to Financial Statements
8

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2021 (Unaudited)

	Voya Solution 2035 Portfolio	Voya Solution 2040 Portfolio	Voya Solution 2045 Portfolio	Voya Solution 2050 Portfolio
ASSETS:
Investments in affiliated underlying funds at fair value*	$607,765,588	$37,989,501	$435,607,031	$30,325,360
Investments in unaffiliated underlying funds at fair value**	79,069,510	6,419,363	87,134,836	6,087,810
Cash	822,929	59,670	766,781	61,764
Receivables:
Investments in affiliated underlying funds sold	4,586,323	—	—	65,358
Investments in unaffiliated underlying funds sold	275,594	8,741	126,467	8,976
Fund shares sold	342,641	58,194	130,810	52,971
Prepaid expenses	184	11	138	9
Reimbursement due from Investment Adviser	109,932	10,444	81,275	9,809
Other assets	36,937	588	25,861	461
Total assets	693,009,638	44,546,512	523,873,199	36,612,518
LIABILITIES:
Payable for investments in affiliated underlying funds purchased	5,364,039	45,997	112,680	—
Payable for investments in unaffiliated underlying funds purchased	199,682	—	—	—
Payable for fund shares redeemed	25,303	12,170	17,808	118,301
Payable for investment management fees	127,236	8,430	101,175	7,117
Payable for distribution and shareholder service fees	173,353	10,368	128,877	8,887
Payable for directors fees	3,415	210	2,589	182
Payable to directors under the deferred compensation plan (Note 6)	36,937	588	25,861	461
Other accrued expenses and liabilities	193,625	24,140	154,575	22,158
Total liabilities	6,123,590	101,903	543,565	157,106
NET ASSETS	$686,886,048	$44,444,609	$523,329,634	$36,455,412
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$498,377,958	$34,332,518	$354,548,443	$27,247,711
Total distributable earnings	188,508,090	10,112,091	168,781,191	9,207,701
NET ASSETS	$686,886,048	$44,444,609	$523,329,634	$36,455,412
* Cost of investments in affiliated underlying funds	$501,831,319	$31,519,847	$348,958,738	$24,329,973
** Cost of investments in unaffiliated underlying funds	$60,725,114	$5,381,631	$68,469,034	$5,176,184
See Accompanying Notes to Financial Statements
9

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2021 (Unaudited) (continued)

	Voya Solution 2035 Portfolio	Voya Solution 2040 Portfolio	Voya Solution 2045 Portfolio	Voya Solution 2050 Portfolio
Class ADV
Net assets	$226,244,722	$16,950,965	$163,408,858	$15,777,897
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	16,908,203	877,528	11,877,476	784,539
Net asset value and redemption price per share	$13.38	$19.32	$13.76	$20.11
Class I
Net assets	$76,966,213	$12,159,707	$64,894,945	$10,111,165
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	5,560,539	606,746	4,545,190	482,652
Net asset value and redemption price per share	$13.84	$20.04	$14.28	$20.95
Class S
Net assets	$369,891,106	$13,532,951	$284,010,350	$9,589,251
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	27,108,603	683,006	20,267,587	464,370
Net asset value and redemption price per share	$13.64	$19.81	$14.01	$20.65
Class S2
Net assets	$13,749,223	$1,788,860	$10,839,765	$964,352
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	1,054,896	92,020	797,118	47,401
Net asset value and redemption price per share	$13.03	$19.44	$13.60	$20.34
Class T
Net assets	$34,784	$12,126	$175,716	$12,747
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	2,457	630	12,151	628
Net asset value and redemption price per share	$14.16	$19.24	$14.46	$20.31
See Accompanying Notes to Financial Statements
10

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2021 (Unaudited)

	Voya Solution 2055 Portfolio	Voya Solution 2060 Portfolio	Voya Solution 2065 Portfolio
ASSETS:
Investments in affiliated underlying funds at fair value*	$149,961,724	$21,391,647	$3,538,783
Investments in unaffiliated underlying funds at fair value**	24,938,136	3,753,130	553,122
Cash	248,658	49,475	10,169
Receivables:
Investments in unaffiliated underlying funds sold	32,224	4,990	736
Fund shares sold	103,309	50,817	7,931
Prepaid expenses	45	7	—
Prepaid offering expense	—	—	1,054
Reimbursement due from Investment Adviser	47,325	15,630	6,491
Other assets	5,474	250	6
Total assets	175,336,895	25,265,946	4,118,292
LIABILITIES:
Payable for investments in affiliated underlying funds purchased	103,198	50,800	7,931
Payable for investment management fees	33,032	8,190	765
Payable for distribution and shareholder service fees	42,792	5,939	815
Payable for directors fees	850	124	18
Payable to directors under the deferred compensation plan (Note 6)	5,474	250	6
Other accrued expenses and liabilities	122,516	16,783	11,294
Total liabilities	307,862	82,086	20,829
NET ASSETS	$175,029,033	$25,183,860	$4,097,463
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$111,726,804	$18,704,211	$3,331,318
Total distributable earnings	63,302,229	6,479,649	766,145
NET ASSETS	$175,029,033	$25,183,860	$4,097,463
* Cost of investments in affiliated underlying funds	$121,466,726	$17,401,196	$3,048,825
** Cost of investments in unaffiliated underlying funds	$20,593,928	$3,264,430	$488,522
See Accompanying Notes to Financial Statements
11

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2021 (Unaudited) (continued)

	Voya Solution 2055 Portfolio	Voya Solution 2060 Portfolio	Voya Solution 2065 Portfolio
Class ADV
Net assets	$58,591,346	$9,893,069	$1,249,851
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	3,483,692	670,970	96,511
Net asset value and redemption price per share	$16.82	$14.74	$12.95
Class I
Net assets	$27,320,665	$6,540,440	$1,303,117
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	1,580,873	434,129	100,302
Net asset value and redemption price per share	$17.28	$15.07	$12.99
Class S
Net assets	$84,131,010	$7,706,431	$1,448,219
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	4,943,564	520,003	111,648
Net asset value and redemption price per share	$17.02	$14.82	$12.97
Class S2
Net assets	$4,964,500	$1,038,517	$92,334
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	293,072	70,228	7,122
Net asset value and redemption price per share	$16.94	$14.79	$12.96
Class T
Net assets	$21,512	$5,403	$3,942
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	1,247	368	305
Net asset value and redemption price per share	$17.25	$14.69	$12.94
See Accompanying Notes to Financial Statements
12

STATEMENTS OF OPERATIONS for the six months ended June 30, 2021 (Unaudited)

	Voya Solution Aggressive Portfolio	Voya Solution Balanced Portfolio	Voya Solution Conservative Portfolio	Voya Solution Income Portfolio
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$3,979	$220,649	$110,698	$1,652,158
Dividends from unaffiliated underlying funds	38,287	80,755	12,517	267,190
Total investment income	42,266	301,404	123,215	1,919,348
EXPENSES:
Investment management fees	32,161	67,189	17,245	332,558
Distribution and shareholder service fees:
Class ADV	9,902	24,314	10,143	369,747
Class S	5,048	26,231	2,669	128,874
Class S2	3,301	3,003	2,569	11,102
Class T	—	—	—	467
Transfer agent fees:
Class ADV	2,340	3,093	1,370	38,611
Class I	193	1,037	132	11,539
Class R6	242	40	83	—
Class S	2,386	6,672	723	26,915
Class S2	974	480	434	1,450
Class T	—	—	—	34
Shareholder reporting expense	905	3,982	956	9,774
Registration fees	6	—	—	—
Professional fees	1,834	4,344	2,399	17,344
Custody and accounting expense	4,887	5,973	5,139	10,860
Directors fees	552	1,176	314	6,068
Miscellaneous expense	4,374	9,924	3,825	20,579
Interest expense	—	—	—	51
Total expenses	69,105	157,458	48,001	985,973
Waived and reimbursed fees	(9,541)	(16,590)	(17,660)	(143,953)
Net expenses	59,564	140,868	30,341	842,020
Net investment income (loss)	(17,298)	160,536	92,874	1,077,328
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of affiliated underlying funds	1,087,506	1,548,791	381,493	6,475,531
Sale of unaffiliated underlying funds	582,673	716,739	189,247	3,139,092
Capital gain distributions from affiliated underlying funds	548	—	19	—
Futures	—	—	—	608,427
Net realized gain	1,670,727	2,265,530	570,759	10,223,050
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	1,734,442	2,304,908	16,761	2,499,757
Unaffiliated underlying funds	64,009	310,650	(122,666)	(1,423,903)
Futures	—	—	—	(88,218)
Net change in unrealized appreciation (depreciation)	1,798,451	2,615,558	(105,905)	987,636
Net realized and unrealized gain	3,469,178	4,881,088	464,854	11,210,686
Increase in net assets resulting from operations	$3,451,880	$5,041,624	$557,728	$12,288,014
See Accompanying Notes to Financial Statements
13

STATEMENTS OF OPERATIONS for the six months ended June 30, 2021 (Unaudited)

	Voya Solution Moderately Aggressive Portfolio	Voya Solution Moderately Conservative Portfolio	Voya Solution 2025 Portfolio	Voya Solution 2030 Portfolio
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$1,223,958	$249,187	$2,465,503	$164,212
Dividends from unaffiliated underlying funds	884,509	39,395	526,172	63,916
Total investment income	2,108,467	288,582	2,991,675	228,128
EXPENSES:
Investment management fees	716,744	46,491	698,734	64,172
Distribution and shareholder service fees:
Class ADV	63,686	16,339	609,860	59,718
Class S	703,699	25,652	377,532	23,289
Class S2	3,169	10,366	20,268	1,732
Class T	—	—	1,502	170
Transfer agent fees:
Class ADV	757	2,868	53,408	10,006
Class I	152	21	16,355	5,758
Class R6	18	14	—	—
Class S	16,737	9,003	66,124	7,805
Class S2	46	2,273	2,219	365
Class T	—	—	93	20
Shareholder reporting expense	11,959	3,258	13,400	2,082
Registration fees	10	1	—	7
Professional fees	23,651	5,068	32,976	5,973
Custody and accounting expense	16,449	5,068	13,650	14,118
Directors fees	12,494	846	12,729	1,153
Miscellaneous expense	61,379	7,536	90,779	8,915
Interest expense	139	—	284	—
Total expenses	1,631,089	134,804	2,009,913	205,283
Recouped/(Waived and reimbursed fees)	107,345	(34,349)	(329,314)	(71,387)
Net expenses	1,738,434	100,455	1,680,599	133,896
Net investment income	370,033	188,127	1,311,076	94,232
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of affiliated underlying funds	15,801,047	1,164,217	15,280,353	2,027,679
Sale of unaffiliated underlying funds	6,950,646	725,141	11,996,887	792,314
Futures	995,028	—	980,271	—
Net realized gain	23,746,721	1,889,358	28,257,511	2,819,993
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	39,323,192	733,434	19,443,960	1,852,521
Unaffiliated underlying funds	5,607,940	(283,043)	(4,007,464)	(95,262)
Futures	(154,350)	—	(134,978)	—
Net change in unrealized appreciation (depreciation)	44,776,782	450,391	15,301,518	1,757,259
Net realized and unrealized gain	68,523,503	2,339,749	43,559,029	4,577,252
Increase in net assets resulting from operations	$68,893,536	$2,527,876	$44,870,105	$4,671,484
See Accompanying Notes to Financial Statements
14

STATEMENTS OF OPERATIONS for the six months ended June 30, 2021 (Unaudited)

	Voya Solution 2035 Portfolio	Voya Solution 2040 Portfolio	Voya Solution 2045 Portfolio	Voya Solution 2050 Portfolio
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$1,399,755	$55,424	$339,039	$3,558
Dividends from unaffiliated underlying funds	810,040	57,958	817,015	52,441
Total investment income	2,209,795	113,382	1,156,054	55,999
EXPENSES:
Investment management fees	772,288	48,263	605,068	41,942
Distribution and shareholder service fees:
Class ADV	554,695	41,194	398,742	39,492
Class S	440,779	14,376	336,476	11,067
Class S2	24,926	2,790	16,087	1,238
Class T	1,216	126	582	43
Transfer agent fees:
Class ADV	59,208	9,894	61,757	12,733
Class I	24,039	7,357	29,697	8,720
Class S	94,098	6,907	104,226	7,116
Class S2	3,325	837	3,115	490
Class T	92	22	64	10
Shareholder reporting expense	19,448	1,448	16,290	2,534
Registration fees	—	2	—	—
Professional fees	43,039	4,073	32,268	4,163
Custody and accounting expense	26,145	5,430	20,827	4,525
Directors fees	13,660	840	10,357	728
Miscellaneous expense	97,148	8,213	74,064	7,319
Interest expense	686	36	357	29
Total expenses	2,174,792	151,808	1,709,977	142,149
Waived and reimbursed fees	(637,901)	(63,682)	(541,230)	(62,983)
Net expenses	1,536,891	88,126	1,168,747	79,166
Net investment income (loss)	672,904	25,256	(12,693)	(23,167)
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of affiliated underlying funds	20,948,230	1,779,440	12,946,131	1,754,470
Sale of unaffiliated underlying funds	8,749,252	974,056	9,707,819	884,549
Futures	687,881	—	2,245,433	—
Net realized gain	30,385,363	2,753,496	24,899,383	2,639,019
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	31,822,712	1,805,553	32,191,180	1,696,959
Unaffiliated underlying funds	580,709	(120,523)	1,898,641	(165,520)
Futures	(12,373)	—	(227,219)	—
Net change in unrealized appreciation (depreciation)	32,391,048	1,685,030	33,862,602	1,531,439
Net realized and unrealized gain	62,776,411	4,438,526	58,761,985	4,170,458
Increase in net assets resulting from operations	$63,449,315	$4,463,782	$58,749,292	$4,147,291
See Accompanying Notes to Financial Statements
15

STATEMENTS OF OPERATIONS for the six months ended June 30, 2021 (Unaudited)

	Voya Solution 2055 Portfolio	Voya Solution 2060 Portfolio	Voya Solution 2065 Portfolio
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$21,017	$—	$—
Dividends from unaffiliated underlying funds	232,466	33,908	4,911
Total investment income	253,483	33,908	4,911
EXPENSES:
Investment management fees	195,895	28,451	4,205
Distribution and shareholder service fees:
Class ADV	141,821	23,769	2,772
Class S	98,033	9,188	1,480
Class S2	7,384	1,316	94
Class T	96	20	14
Transfer agent fees:
Class ADV	42,782	11,900	317
Class I	22,447	8,924	354
Class S	59,033	9,201	347
Class S2	2,749	822	17
Class T	21	7	2
Shareholder reporting expense	6,395	1,267	—
Registration fees	2	8	1
Professional fees	12,286	2,542	2,534
Custody and accounting expense	8,890	5,098	2,870
Directors fees	3,398	497	72
Offering expense	—	—	6,570
Miscellaneous expense	32,084	6,283	5,667
Interest expense	242	—	—
Total expenses	633,558	109,293	27,316
Waived and reimbursed fees	(241,189)	(52,576)	(19,908)
Net expenses	392,369	56,717	7,408
Net investment loss	(138,886)	(22,809)	(2,497)
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of affiliated underlying funds	4,527,761	1,393,665	99,570
Sale of unaffiliated underlying funds	4,731,106	698,636	65,293
Futures	448,295	—	—
Net realized gain	9,707,162	2,092,301	164,863
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	11,354,649	1,005,106	244,835
Unaffiliated underlying funds	(1,260,422)	(224,862)	(262)
Futures	(30,995)	—	—
Net change in unrealized appreciation (depreciation)	10,063,232	780,244	244,573
Net realized and unrealized gain	19,770,394	2,872,545	409,436
Increase in net assets resulting from operations	$19,631,508	$2,849,736	$406,939
See Accompanying Notes to Financial Statements
16

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Solution Aggressive Portfolio		Voya Solution Balanced Portfolio
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
FROM OPERATIONS:
Net investment income (loss)	$(17,298)	$215,309	$160,536	$822,003
Net realized gain (loss)	1,670,727	(484,560)	2,265,530	303,108
Net change in unrealized appreciation (depreciation)	1,798,451	3,852,787	2,615,558	5,569,560
Increase in net assets resulting from operations	3,451,880	3,583,536	5,041,624	6,694,671
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(256,190)	—	(641,988)
Class I	—	(16,865)	—	(159,522)
Class R6	—	(1,063,984)	—	(1,431,759)
Class S	—	(285,893)	—	(1,304,764)
Class S2	—	(136,405)	—	(158,546)
Total distributions	—	(1,759,337)	—	(3,696,579)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	3,462,816	6,686,500	5,839,602	8,281,566
Reinvestment of distributions	—	1,759,337	—	3,696,579
	3,462,816	8,445,837	5,839,602	11,978,145
Cost of shares redeemed	(3,979,778)	(5,799,833)	(5,200,084)	(14,970,813)
Net increase (decrease) in net assets resulting from capital share transactions	(516,962)	2,646,004	639,518	(2,992,668)
Net increase in net assets	2,934,918	4,470,203	5,681,142	5,424
NET ASSETS:
Beginning of year or period	25,930,160	21,459,957	56,521,662	56,516,238
End of year or period	$28,865,078	$25,930,160	$62,202,804	$56,521,662
See Accompanying Notes to Financial Statements
17

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Solution Conservative Portfolio		Voya Solution Income Portfolio
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
FROM OPERATIONS:
Net investment income	$92,874	$359,463	$1,077,328	$6,172,216
Net realized gain	570,759	420,995	10,223,050	14,295,401
Net change in unrealized appreciation (depreciation)	(105,905)	714,255	987,636	15,169,329
Increase in net assets resulting from operations	557,728	1,494,713	12,288,014	35,636,946
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(195,577)	—	(3,264,320)
Class I	—	(6,223)	—	(2,162,299)
Class R6	—	(354,405)	—	—
Class S	—	(110,012)	—	(2,446,178)
Class S2	—	(56,750)	—	(107,658)
Class T	—	—	—	(1,483)
Total distributions	—	(722,967)	—	(7,981,938)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	2,279,983	7,395,917	13,050,428	23,115,685
Proceeds from shares issued in merger (Note 11)	—	—	—	29,460,111
Reinvestment of distributions	—	722,967	—	7,981,938
	2,279,983	8,118,884	13,050,428	60,557,734
Cost of shares redeemed	(2,608,720)	(10,386,426)	(32,763,937)	(111,500,211)
Net decrease in net assets resulting from capital share transactions	(328,737)	(2,267,542)	(19,713,509)	(50,942,477)
Net increase (decrease) in net assets	228,991	(1,495,796)	(7,425,495)	(23,287,469)
NET ASSETS:
Beginning of year or period	16,095,506	17,591,302	307,081,854	330,369,323
End of year or period	$16,324,497	$16,095,506	$299,656,359	$307,081,854
See Accompanying Notes to Financial Statements
18

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Solution Moderately Aggressive Portfolio		Voya Solution Moderately Conservative Portfolio
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
FROM OPERATIONS:
Net investment income	$370,033	$7,018,765	$188,127	$776,907
Net realized gain (loss)	23,746,721	(10,634,496)	1,889,358	43,391
Net change in unrealized appreciation (depreciation)	44,776,782	75,482,179	450,391	3,248,340
Increase in net assets resulting from operations	68,893,536	71,866,448	2,527,876	4,068,638
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(1,962,248)	—	(314,149)
Class I	—	(378,760)	—	(959)
Class R6	—	(1,857,459)	—	(381,248)
Class S	—	(45,876,550)	—	(939,184)
Class S2	—	(85,953)	—	(250,747)
Total distributions	—	(50,160,970)	—	(1,886,287)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	5,877,529	12,389,989	2,815,370	5,714,788
Reinvestment of distributions	—	50,160,970	—	1,886,287
	5,877,529	62,550,959	2,815,370	7,601,075
Cost of shares redeemed	(47,764,574)	(82,894,066)	(3,408,851)	(7,155,969)
Net increase (decrease) in net assets resulting from capital share transactions	(41,887,045)	(20,343,107)	(593,481)	445,106
Net increase in net assets	27,006,491	1,362,371	1,934,395	2,627,457
NET ASSETS:
Beginning of year or period	606,409,601	605,047,230	41,036,469	38,409,012
End of year or period	$633,416,092	$606,409,601	$42,970,864	$41,036,469
See Accompanying Notes to Financial Statements
19

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Solution 2025 Portfolio		Voya Solution 2030 Portfolio
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
FROM OPERATIONS:
Net investment income	$1,311,076	$12,392,851	$94,232	$665,627
Net realized gain	28,257,511	37,038,538	2,819,993	256,090
Net change in unrealized appreciation (depreciation)	15,301,518	47,926,409	1,757,259	5,589,011
Increase in net assets resulting from operations	44,870,105	97,357,798	4,671,484	6,510,728
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(14,227,528)	—	(1,092,015)
Class I	—	(16,158,946)	—	(721,318)
Class S	—	(17,355,345)	—	(801,977)
Class S2	—	(543,386)	—	(27,984)
Class T	—	(21,508)	—	(2,121)
Total distributions	—	(48,306,713)	—	(2,645,415)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	24,283,004	63,355,665	8,031,717	15,093,882
Reinvestment of distributions	—	48,306,713	—	2,645,155
	24,283,004	111,662,378	8,031,717	17,739,037
Cost of shares redeemed	(68,017,218)	(359,854,136)	(8,049,964)	(14,119,348)
Net increase (decrease) in net assets resulting from capital share transactions	(43,734,214)	(248,191,758)	(18,247)	3,619,689
Net increase (decrease) in net assets	1,135,891	(199,140,673)	4,653,237	7,485,002
NET ASSETS:
Beginning of year or period	633,237,445	832,378,118	54,098,252	46,613,250
End of year or period	$634,373,336	$633,237,445	$58,751,489	$54,098,252
See Accompanying Notes to Financial Statements
20

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Solution 2035 Portfolio		Voya Solution 2040 Portfolio
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
FROM OPERATIONS:
Net investment income	$672,904	$9,786,357	$25,256	$411,638
Net realized gain (loss)	30,385,363	36,410,535	2,753,496	(154,313)
Net change in unrealized appreciation (depreciation)	32,391,048	69,229,480	1,685,030	5,214,178
Increase in net assets resulting from operations	63,449,315	115,426,372	4,463,782	5,471,503
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(17,064,874)	—	(1,024,164)
Class I	—	(25,557,984)	—	(732,390)
Class S	—	(25,432,218)	—	(583,691)
Class S2	—	(1,021,548)	—	(72,338)
Class T	—	(34,001)	—	(2,323)
Total distributions	—	(69,110,625)	—	(2,414,906)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	25,070,543	65,367,566	7,441,405	10,906,398
Reinvestment of distributions	—	69,110,625	—	2,414,576
	25,070,543	134,478,191	7,441,405	13,320,974
Cost of shares redeemed	(69,722,471)	(382,740,378)	(7,607,814)	(11,884,083)
Net increase (decrease) in net assets resulting from capital share transactions	(44,651,928)	(248,262,187)	(166,409)	1,436,891
Net increase (decrease) in net assets	18,797,387	(201,946,440)	4,297,373	4,493,488
NET ASSETS:
Beginning of year or period	668,088,661	870,035,101	40,147,236	35,653,748
End of year or period	$686,886,048	$668,088,661	$44,444,609	$40,147,236
See Accompanying Notes to Financial Statements
21

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Solution 2045 Portfolio		Voya Solution 2050 Portfolio
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
FROM OPERATIONS:
Net investment income (loss)	$(12,693)	$6,024,492	$(23,167)	$306,781
Net realized gain (loss)	24,899,383	40,038,089	2,639,019	(141,996)
Net change in unrealized appreciation (depreciation)	33,862,602	57,354,060	1,531,439	4,935,252
Increase in net assets resulting from operations	58,749,292	103,416,641	4,147,291	5,100,037
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(10,669,545)	—	(884,091)
Class I	—	(21,965,537)	—	(652,158)
Class S	—	(17,862,735)	—	(478,997)
Class S2	—	(477,241)	—	(23,826)
Class T	—	(9,066)	—	(627)
Total distributions	—	(50,984,124)	—	(2,039,699)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	23,789,335	63,768,655	4,887,830	9,784,250
Reinvestment of distributions	—	50,984,123	—	2,039,405
	23,789,335	114,752,778	4,887,830	11,823,655
Cost of shares redeemed	(59,197,916)	(331,891,640)	(8,411,119)	(10,741,819)
Net increase (decrease) in net assets resulting from capital share transactions	(35,408,581)	(217,138,862)	(3,523,289)	1,081,836
Net increase (decrease) in net assets	23,340,711	(164,706,345)	624,002	4,142,174
NET ASSETS:
Beginning of year or period	499,988,923	664,695,268	35,831,410	31,689,236
End of year or period	$523,329,634	$499,988,923	$36,455,412	$35,831,410
See Accompanying Notes to Financial Statements
22

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Solution 2055 Portfolio		Voya Solution 2060 Portfolio
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
FROM OPERATIONS:
Net investment income (loss)	$(138,886)	$2,139,642	$(22,809)	$210,671
Net realized gain	9,707,162	21,239,174	2,092,301	43,428
Net change in unrealized appreciation (depreciation)	10,063,232	18,444,792	780,244	3,363,142
Increase in net assets resulting from operations	19,631,508	41,823,608	2,849,736	3,617,241
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(3,090,178)	—	(412,239)
Class I	—	(9,250,529)	—	(365,911)
Class S	—	(4,155,976)	—	(321,696)
Class S2	—	(139,214)	—	(19,875)
Class T	—	(1,502)	—	(215)
Total distributions	—	(16,637,399)	—	(1,119,936)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	13,806,141	52,513,500	4,908,332	9,090,858
Reinvestment of distributions	—	16,637,399	—	1,119,936
	13,806,141	69,150,900	4,908,332	10,210,794
Cost of shares redeemed	(23,705,945)	(161,089,782)	(6,884,721)	(5,732,191)
Net increase (decrease) in net assets resulting from capital share transactions	(9,899,804)	(91,938,883)	(1,976,389)	4,478,603
Net increase (decrease) in net assets	9,731,704	(66,752,674)	873,347	6,975,908
NET ASSETS:
Beginning of year or period	165,297,329	232,050,003	24,310,513	17,334,605
End of year or period	$175,029,033	$165,297,329	$25,183,860	$24,310,513
See Accompanying Notes to Financial Statements
23

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Solution 2065 Portfolio
	Six Months Ended June 30, 2021 (Unaudited)	July 29, 2020(1) to December 31, 2020
FROM OPERATIONS:
Net investment income (loss)	$(2,497)	$26,897
Net realized gain	164,863	71,335
Net change in unrealized appreciation (depreciation)	244,573	309,985
Increase in net assets resulting from operations	406,939	408,217
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(16,550)
Class I	—	(18,505)
Class S	—	(16,346)
Class S2	—	(422)
Class T	—	(54)
Total distributions	—	(51,877)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	1,043,377	2,795,806
Reinvestment of distributions	—	51,877
	1,043,377	2,847,683
Cost of shares redeemed	(394,259)	(162,617)
Net increase in net assets resulting from capital share transactions	649,118	2,685,066
Net increase in net assets	1,056,057	3,041,406
NET ASSETS:
Beginning of year or period	3,041,406	—
End of year or period	$4,097,463	$3,041,406

(1)
Commencement of operations.

See Accompanying Notes to Financial Statements
24

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each year or period.
		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Solution Aggressive Portfolio
Class ADV
06-30-21+	13.91	(0.04)•	1.88	1.84	—	—	—	—	—	15.75	13.23	0.95	0.80	0.80	(0.50)	4,013	26
12-31-20	13.08	0.10	1.76	1.86	0.15	0.88	—	1.03	—	13.91	15.53	1.00	0.81	0.81	0.64	3,744	85
12-31-19	11.47	0.11	2.65	2.76	0.16	0.99	—	1.15	—	13.08	24.94	0.92	0.75	0.75	0.96	3,760	85
12-31-18	13.56	0.10	(1.53)	(1.43)	0.11	0.55	—	0.66	—	11.47	(11.18)	0.90	0.69	0.69	0.79	3,159	79
12-31-17	11.33	0.11•	2.34	2.45	0.05	0.17	—	0.22	—	13.56	21.71	0.91	0.66	0.66	0.85	3,467	52
12-31-16	11.35	0.08	0.63	0.71	0.12	0.61	—	0.73	—	11.33	6.41	1.04	0.68	0.68	0.77	2,520	61
Class I
06-30-21+	14.29	0.00*•	1.93	1.93	—	—	—	—	—	16.22	13.51	0.45	0.30	0.30	0.01	370	26
12-31-20	13.42	0.12•	1.85	1.97	0.22	0.88	—	1.10	—	14.29	16.09	0.50	0.31	0.31	0.94	294	85
12-31-19	11.74	0.22•	2.67	2.89	0.22	0.99	—	1.21	—	13.42	25.54	0.42	0.25	0.25	1.73	600	85
12-31-18	13.85	0.16•	(1.55)	(1.39)	0.17	0.55	—	0.72	—	11.74	(10.72)	0.40	0.19	0.19	1.17	325	79
12-31-17	11.56	0.18•	2.38	2.56	0.10	0.17	—	0.27	—	13.85	22.28	0.41	0.16	0.16	1.41	444	52
12-31-16	11.57	0.17•	0.61	0.78	0.18	0.61	—	0.79	—	11.56	6.93	0.54	0.18	0.18	1.53	258	61
Class R6
06-30-21+	14.29	0.00*•	1.93	1.93	—	—	—	—	—	16.22	13.51	0.33	0.30	0.30	0.01	18,668	26
12-31-20	13.41	0.16•	1.82	1.98	0.22	0.88	—	1.10	—	14.29	16.19	0.38	0.31	0.31	1.23	16,188	85
12-31-19	11.74	0.20•	2.68	2.88	0.22	0.99	—	1.21	—	13.41	25.45	0.42	0.25	0.25	1.57	11,636	85
12-31-18	13.85	0.19•	(1.58)	(1.39)	0.17	0.55	—	0.72	—	11.74	(10.72)	0.40	0.19	0.19	1.42	7,177	79
12-31-17	11.56	0.24•	2.32	2.56	0.10	0.17	—	0.27	—	13.85	22.28	0.41	0.16	0.16	1.82	5,015	52
05-02-16(5) - 12-31-16	11.66	0.44•	0.25	0.69	0.18	0.61	—	0.79	—	11.56	6.11	0.54	0.18	0.18	5.93	659	61
Class S
06-30-21+	14.10	(0.02)•	1.90	1.88	—	—	—	—	—	15.98	13.33	0.70	0.55	0.55	(0.24)	4,483	26
12-31-20	13.25	0.10•	1.82	1.92	0.19	0.88	—	1.07	—	14.10	15.83	0.75	0.56	0.56	0.80	3,666	85
12-31-19	11.60	0.15	2.67	2.82	0.18	0.99	—	1.17	—	13.25	25.21	0.67	0.50	0.50	1.27	3,925	85
12-31-18	13.69	0.12•	(1.52)	(1.40)	0.14	0.55	—	0.69	—	11.60	(10.91)	0.65	0.44	0.44	0.93	3,123	79
12-31-17	11.44	0.12•	2.37	2.49	0.07	0.17	—	0.24	—	13.69	21.92	0.66	0.41	0.41	0.99	4,300	52
12-31-16	11.46	0.12•	0.63	0.75	0.16	0.61	—	0.77	—	11.44	6.75	0.79	0.43	0.43	1.08	3,954	61
Class S2
06-30-21+	13.81	(0.03)•	1.86	1.83	—	—	—	—	—	15.64	13.25	0.85	0.70	0.70	(0.41)	1,331	26
12-31-20	13.01	0.10•	1.76	1.86	0.18	0.88	—	1.06	—	13.81	15.70	0.90	0.71	0.71	0.80	2,038	85
12-31-19	11.43	0.16•	2.60	2.76	0.19	0.99	—	1.18	—	13.01	25.05	0.82	0.65	0.65	1.28	1,539	85
12-31-18	13.52	0.13•	(1.54)	(1.41)	0.13	0.55	—	0.68	—	11.43	(11.08)	0.80	0.59	0.59	0.96	800	79
12-31-17	11.32	0.12•	2.32	2.44	0.07	0.17	—	0.24	—	13.52	21.71	0.81	0.56	0.56	0.99	681	52
12-31-16	11.36	0.13•	0.60	0.73	0.16	0.61	—	0.77	—	11.32	6.57	0.97	0.58	0.58	1.15	422	61
See Accompanying Notes to Financial Statements
25

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Solution Balanced Portfolio
Class ADV
06-30-21+	10.26	0.01•	0.89	0.90	—	—	—	—	—	11.16	8.77	0.88	0.80	0.80	0.23	9,943	23
12-31-20	9.74	0.11•	1.06	1.17	0.17	0.48	—	0.65	—	10.26	12.75	0.89	0.81	0.81	1.22	9,774	79
12-31-19	8.89	0.14•	1.51	1.65	0.19	0.61	—	0.80	—	9.74	19.13	0.82	0.75	0.75	1.45	10,913	85
12-31-18	10.08	0.14•	(0.80)	(0.66)	0.16	0.37	—	0.53	—	8.89	(6.98)	0.80	0.69	0.69	1.39	11,984	60
12-31-17	9.06	0.13•	1.16	1.29	0.11	0.16	—	0.27	—	10.08	14.46	0.78	0.66	0.66	1.32	19,020	48
12-31-16	9.39	0.12•	0.44	0.56	0.20	0.69	—	0.89	—	9.06	6.08	0.78	0.64	0.64	1.25	18,215	78
Class I
06-30-21+	10.70	0.04•	0.93	0.97	—	—	—	—	—	11.67	9.07	0.38	0.30	0.30	0.73	3,440	23
12-31-20	10.14	0.18•	1.09	1.27	0.23	0.48	—	0.71	—	10.70	13.30	0.39	0.31	0.31	1.88	3,224	79
12-31-19	9.24	0.18•	1.59	1.77	0.26	0.61	—	0.87	—	10.14	19.75	0.32	0.25	0.25	1.78	2,482	85
12-31-18	10.45	0.20•	(0.82)	(0.62)	0.22	0.37	—	0.59	—	9.24	(6.38)	0.30	0.19	0.19	1.97	3,689	60
12-31-17	9.40	0.21•	1.17	1.38	0.17	0.16	—	0.33	—	10.45	14.89	0.28	0.16	0.16	2.06	4,683	48
12-31-16	9.72	0.28•	0.35	0.63	0.26	0.69	—	0.95	—	9.40	6.69	0.28	0.14	0.14	3.03	2,092	78
Class R6
06-30-21+	10.70	0.04•	0.93	0.97	—	—	—	—	—	11.67	9.07	0.32	0.30	0.30	0.74	23,579	23
12-31-20	10.14	0.17•	1.10	1.27	0.23	0.48	—	0.71	—	10.70	13.30	0.32	0.31	0.31	1.77	22,189	79
12-31-19	9.24	0.21•	1.56	1.77	0.26	0.61	—	0.87	—	10.14	19.76	0.32	0.25	0.25	2.09	20,185	85
12-31-18	10.45	0.18	(0.80)	(0.62)	0.22	0.37	—	0.59	—	9.24	(6.38)	0.30	0.19	0.19	2.00	13,738	60
12-31-17	9.39	0.22•	1.17	1.39	0.17	0.16	—	0.33	—	10.45	15.01	0.28	0.16	0.16	2.20	13,145	48
05-02-16(5) - 12-31-16	9.89	0.23•	0.22	0.45	0.26	0.69	—	0.95	—	9.39	4.75	0.28	0.14	0.14	3.74	2,412	78
Class S
06-30-21+	10.39	0.03•	0.91	0.94	—	—	—	—	—	11.33	9.05	0.63	0.55	0.55	0.49	23,797	23
12-31-20	9.87	0.16	1.04	1.20	0.20	0.48	—	0.68	—	10.39	12.95	0.64	0.56	0.56	1.49	19,713	79
12-31-19	9.01	0.17•	1.53	1.70	0.23	0.61	—	0.84	—	9.87	19.47	0.57	0.50	0.50	1.76	20,388	85
12-31-18	10.21	0.17•	(0.81)	(0.64)	0.19	0.37	—	0.56	—	9.01	(6.70)	0.55	0.44	0.44	1.69	19,594	60
12-31-17	9.18	0.15•	1.19	1.34	0.15	0.16	—	0.31	—	10.21	14.75	0.53	0.41	0.41	1.54	23,906	48
12-31-16	9.52	0.16	0.43	0.59	0.24	0.69	—	0.93	—	9.18	6.32	0.53	0.39	0.39	1.63	25,331	78
Class S2
06-30-21+	10.34	0.02•	0.90	0.92	—	—	—	—	—	11.26	8.90	0.78	0.70	0.70	0.33	1,444	23
12-31-20	9.83	0.11•	1.08	1.19	0.20	0.48	—	0.68	—	10.34	12.81	0.79	0.71	0.71	1.22	1,621	79
12-31-19	9.00	0.18•	1.49	1.67	0.23	0.61	—	0.84	—	9.83	19.22	0.72	0.65	0.65	1.90	2,548	85
12-31-18	10.17	0.13•	(0.79)	(0.66)	0.14	0.37	—	0.51	—	9.00	(6.89)	0.70	0.59	0.59	1.30	856	60
12-31-17	9.16	0.14•	1.18	1.32	0.15	0.16	—	0.31	—	10.17	14.63	0.68	0.56	0.56	1.43	2,004	48
12-31-16	9.50	0.18•	0.39	0.57	0.22	0.69	—	0.91	—	9.16	6.10	0.71	0.54	0.54	1.96	1,668	78
See Accompanying Notes to Financial Statements
26

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Solution Conservative Portfolio
Class ADV
06-30-21+	11.80	0.05•	0.36	0.41	—	—	—	—	—	12.21	3.47	0.95	0.69	0.69	0.88	3,882	31
12-31-20	11.24	0.21•	0.84	1.05	0.28	0.21	—	0.49	—	11.80	9.59	0.95	0.70	0.70	1.90	4,658	91
12-31-19	10.40	0.24	0.90	1.14	0.21	0.09	—	0.30	—	11.24	10.99	0.92	0.67	0.67	2.10	8,336	75
12-31-18	11.06	0.22	(0.47)	(0.25)	0.22	0.19	—	0.41	—	10.40	(2.39)	0.89	0.63	0.63	1.92	7,912	67
12-31-17	10.60	0.20•	0.55	0.75	0.22	0.07	—	0.29	—	11.06	7.06	0.86	0.62	0.62	1.84	8,486	63
12-31-16	10.45	0.20	0.40	0.60	0.19	0.26	—	0.45	—	10.60	5.76	0.85	0.62	0.62	1.79	8,524	58
Class I
06-30-21+	11.92	0.09•	0.36	0.45	—	—	—	—	—	12.37	3.78	0.45	0.19	0.19	1.43	806	31
12-31-20	11.41	0.24•	0.86	1.10	0.38	0.21	—	0.59	—	11.92	9.99	0.45	0.20	0.20	2.17	238	91
12-31-19	10.54	0.31•	0.91	1.22	0.26	0.09	—	0.35	—	11.41	11.65	0.42	0.17	0.17	2.82	658	75
12-31-18	11.21	0.28•	(0.49)	(0.21)	0.27	0.19	—	0.46	—	10.54	(1.94)	0.39	0.13	0.13	2.62	274	67
12-31-17	10.74	0.25•	0.56	0.81	0.27	0.07	—	0.34	—	11.21	7.60	0.36	0.12	0.12	2.31	90	63
12-31-16	10.60	0.29•	0.37	0.66	0.26	0.26	—	0.52	—	10.74	6.24	0.35	0.12	0.12	2.67	109	58
Class R6
06-30-21+	11.93	0.08•	0.36	0.44	—	—	—	—	—	12.37	3.69	0.39	0.19	0.19	1.39	8,136	31
12-31-20	11.41	0.28•	0.83	1.11	0.38	0.21	—	0.59	—	11.93	10.09	0.39	0.20	0.20	2.46	7,547	91
12-31-19	10.54	0.30	0.92	1.22	0.26	0.09	—	0.35	—	11.41	11.65	0.42	0.17	0.17	2.61	5,365	75
12-31-18	11.21	0.28•	(0.49)	(0.21)	0.27	0.19	—	0.46	—	10.54	(1.94)	0.39	0.13	0.13	2.52	5,056	67
12-31-17	10.74	0.27•	0.54	0.81	0.27	0.07	—	0.34	—	11.21	7.60	0.36	0.12	0.12	2.42	3,439	63
05-02-16(5) - 12-31-16	10.98	0.20•	0.08	0.28	0.26	0.26	—	0.52	—	10.74	2.57	0.35	0.12	0.12	2.81	718	58
Class S
06-30-21+	11.87	0.07•	0.36	0.43	—	—	—	—	—	12.30	3.62	0.70	0.44	0.44	1.14	2,221	31
12-31-20	11.34	0.24•	0.84	1.08	0.34	0.21	—	0.55	—	11.87	9.83	0.70	0.45	0.45	2.14	2,215	91
12-31-19	10.48	0.25•	0.93	1.18	0.23	0.09	—	0.32	—	11.34	11.31	0.67	0.42	0.42	2.30	2,839	75
12-31-18	11.13	0.24•	(0.47)	(0.23)	0.23	0.19	—	0.42	—	10.48	(2.14)	0.64	0.38	0.38	2.16	3,508	67
12-31-17	10.66	0.22•	0.56	0.78	0.24	0.07	—	0.31	—	11.13	7.31	0.61	0.37	0.37	2.04	4,020	63
12-31-16	10.52	0.22•	0.41	0.63	0.23	0.26	—	0.49	—	10.66	6.04	0.60	0.37	0.37	2.02	6,513	58
Class S2
06-30-21+	11.73	0.06•	0.35	0.41	—	—	—	—	—	12.14	3.50	0.85	0.59	0.59	0.99	1,280	31
12-31-20	11.25	0.24•	0.82	1.06	0.37	0.21	—	0.58	—	11.73	9.69	0.85	0.60	0.60	2.19	1,438	91
12-31-19	10.39	0.23•	0.93	1.16	0.21	0.09	—	0.30	—	11.25	11.21	0.82	0.57	0.57	2.14	393	75
12-31-18	11.04	0.21•	(0.46)	(0.25)	0.21	0.19	—	0.40	—	10.39	(2.34)	0.79	0.53	0.53	1.97	438	67
12-31-17	10.59	0.21•	0.55	0.76	0.24	0.07	—	0.31	—	11.04	7.20	0.76	0.52	0.52	1.92	635	63
12-31-16	10.46	0.21•	0.40	0.61	0.22	0.26	—	0.48	—	10.59	5.90	0.78	0.52	0.52	1.94	506	58
See Accompanying Notes to Financial Statements
27

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Solution Income Portfolio
Class ADV
06-30-21+	12.81	0.04•	0.48	0.52	—	—	—	—	—	13.33	4.06	0.82	0.72	0.72	0.56	148,371	12
12-31-20	11.76	0.21•	1.13	1.34	0.26	0.03	—	0.29	—	12.81	11.61	0.81	0.71	0.71	1.75	150,215	50
12-31-19	10.92	0.22•	1.17	1.39	0.31	0.24	—	0.55	—	11.76	12.87	0.76	0.69	0.69	1.88	143,202	39
12-31-18	11.85	0.20•	(0.57)	(0.37)	0.26	0.30	—	0.56	—	10.92	(3.35)	0.75	0.62	0.62	1.77	148,720	38
12-31-17	11.11	0.18•	0.83	1.01	0.23	0.04	—	0.27	—	11.85	9.15	0.75	0.61	0.61	1.59	182,912	36
12-31-16	10.88	0.16•	0.31	0.47	0.11	0.13	—	0.24	—	11.11	4.26	0.75	0.62	0.62	1.41	205,103	46
Class I
06-30-21+	13.13	0.07•	0.50	0.57	—	—	—	—	—	13.70	4.34	0.32	0.22	0.22	1.05	41,745	12
12-31-20	12.05	0.26•	1.18	1.44	0.33	0.03	—	0.36	—	13.13	12.18	0.31	0.21	0.21	2.15	46,389	50
12-31-19	11.19	0.28•	1.19	1.47	0.37	0.24	—	0.61	—	12.05	13.38	0.26	0.19	0.19	2.41	78,441	39
12-31-18	12.13	0.27•	(0.59)	(0.32)	0.32	0.30	—	0.62	—	11.19	(2.80)	0.25	0.12	0.12	2.29	75,592	38
12-31-17	11.38	0.25	0.84	1.09	0.30	0.04	—	0.34	—	12.13	9.66	0.25	0.11	0.11	2.09	85,891	36
12-31-16	11.12	0.22•	0.31	0.53	0.14	0.13	—	0.27	—	11.38	4.78	0.25	0.12	0.12	1.91	82,426	46
Class S
06-30-21+	13.03	0.05•	0.49	0.54	—	—	—	—	—	13.57	4.14	0.57	0.47	0.47	0.81	102,962	12
12-31-20	11.95	0.24•	1.16	1.40	0.29	0.03	—	0.32	—	13.03	11.94	0.56	0.46	0.46	2.00	105,135	50
12-31-19	11.09	0.25•	1.18	1.43	0.33	0.24	—	0.57	—	11.95	13.13	0.51	0.44	0.44	2.10	103,157	39
12-31-18	12.03	0.24•	(0.59)	(0.35)	0.29	0.30	—	0.59	—	11.09	(3.14)	0.50	0.37	0.37	2.01	118,451	38
12-31-17	11.28	0.21•	0.85	1.06	0.27	0.04	—	0.31	—	12.03	9.41	0.50	0.36	0.36	1.83	155,100	36
12-31-16	11.04	0.19•	0.31	0.50	0.13	0.13	—	0.26	—	11.28	4.47	0.50	0.37	0.37	1.66	186,264	46
Class S2
06-30-21+	12.70	0.04•	0.48	0.52	—	—	—	—	—	13.22	4.09	0.72	0.62	0.62	0.67	6,466	12
12-31-20	11.65	0.22•	1.12	1.34	0.26	0.03	—	0.29	—	12.70	11.74	0.71	0.61	0.61	1.84	5,194	50
12-31-19	10.82	0.22•	1.16	1.38	0.31	0.24	—	0.55	—	11.65	12.96	0.66	0.59	0.59	1.95	5,310	39
12-31-18	11.72	0.21•	(0.56)	(0.35)	0.25	0.30	—	0.55	—	10.82	(3.21)	0.65	0.52	0.52	1.82	6,111	38
12-31-17	10.99	0.19•	0.82	1.01	0.24	0.04	—	0.28	—	11.72	9.23	0.65	0.51	0.51	1.67	9,533	36
12-31-16	10.77	0.16•	0.30	0.46	0.11	0.13	—	0.24	—	10.99	4.28	0.68	0.52	0.52	1.49	11,670	46
Class T
06-30-21+	13.81	0.02•	0.53	0.55	—	—	—	—	—	14.36	3.98	1.02	0.92	0.92	0.34	113	12
12-31-20	12.56	0.18•	1.24	1.42	0.14	0.03	—	0.17	—	13.81	11.39	1.01	0.91	0.91	1.41	148	50
12-31-19	11.65	0.20	1.24	1.44	0.29	0.24	—	0.53	—	12.56	12.54	0.96	0.89	0.89	1.74	259	39
12-31-18	12.60	0.19	(0.60)	(0.41)	0.24	0.30	—	0.54	—	11.65	(3.45)	0.95	0.82	0.82	1.62	218	38
12-31-17	11.73	0.17	0.87	1.04	0.13	0.04	—	0.17	—	12.60	8.84	0.95	0.81	0.81	1.40	222	36
12-31-16	11.39	0.11•	0.36	0.47	—	0.13	—	0.13	—	11.73	4.11	0.97	0.82	0.82	0.92	205	46
See Accompanying Notes to Financial Statements
28

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Solution Moderately Aggressive Portfolio
Class ADV
06-30-21+	12.98	(0.01)•	1.51	1.50	—	—	—	—	—	14.48	11.56	0.78	0.81	0.81	(0.13)	25,868	15
12-31-20	12.54	0.14	1.40	1.54	0.21	0.89	—	1.10	—	12.98	13.59	0.77	0.81	0.81	1.03	24,171	47
12-31-19	11.39	0.16	2.28	2.44	0.26	1.03	—	1.29	—	12.54	22.32	0.76	0.76	0.76	1.28	24,168	55
12-31-18	13.39	0.14•	(1.32)	(1.18)	0.20	0.62	—	0.82	—	11.39	(9.44)	0.75	0.71	0.71	1.09	21,418	46
12-31-17	11.62	0.13•	1.93	2.06	0.15	0.14	—	0.29	—	13.39	17.89	0.75	0.71	0.71	1.04	27,468	31
12-31-16	11.23	0.11•	0.56	0.67	0.10	0.18	—	0.28	—	11.62	6.00	0.75	0.70	0.70	0.95	24,645	52
Class I
06-30-21+	13.29	0.03•	1.54	1.57	—	—	—	—	—	14.86	11.81	0.28	0.31	0.31	0.37	5,454	15
12-31-20	12.81	0.18•	1.46	1.64	0.27	0.89	—	1.16	—	13.29	14.23	0.27	0.31	0.31	1.54	4,726	47
12-31-19	11.61	0.22	2.34	2.56	0.33	1.03	—	1.36	—	12.81	22.99	0.26	0.26	0.26	1.84	4,862	55
12-31-18	13.64	0.21•	(1.35)	(1.14)	0.27	0.62	—	0.89	—	11.61	(9.02)	0.25	0.21	0.21	1.60	3,898	46
12-31-17	11.83	0.21•	1.95	2.16	0.21	0.14	—	0.35	—	13.64	18.50	0.25	0.21	0.21	1.62	6,062	31
12-31-16	11.44	0.17	0.55	0.72	0.15	0.18	—	0.33	—	11.83	6.40	0.25	0.20	0.20	1.55	4,334	52
Class R6
06-30-21+	13.28	0.03•	1.54	1.57	—	—	—	—	—	14.85	11.82	0.27	0.30	0.30	0.39	26,370	15
12-31-20	12.80	0.19•	1.45	1.64	0.27	0.89	—	1.16	—	13.28	14.24	0.26	0.30	0.30	1.58	23,965	47
12-31-19	11.61	0.23•	2.32	2.55	0.33	1.03	—	1.36	—	12.80	22.91	0.26	0.26	0.26	1.87	17,843	55
12-31-18	13.63	0.23•	(1.36)	(1.13)	0.27	0.62	—	0.89	—	11.61	(8.94)	0.25	0.21	0.21	1.76	12,083	46
12-31-17	11.82	0.25•	1.91	2.16	0.21	0.14	—	0.35	—	13.63	18.51	0.25	0.21	0.21	1.95	8,217	31
05-02-16(5) - 12-31-16	11.56	0.39•	0.20	0.59	0.15	0.18	—	0.33	—	11.82	5.21	0.25	0.20	0.20	5.04	1,287	52
Class S
06-30-21+	13.12	0.01•	1.52	1.53	—	—	—	—	—	14.65	11.66	0.53	0.56	0.56	0.12	573,962	15
12-31-20	12.66	0.17	1.42	1.59	0.24	0.89	—	1.13	—	13.12	13.92	0.52	0.56	0.56	1.27	552,268	47
12-31-19	11.49	0.19•	2.30	2.49	0.29	1.03	—	1.32	—	12.66	22.61	0.51	0.51	0.51	1.51	557,294	55
12-31-18	13.50	0.18•	(1.33)	(1.15)	0.24	0.62	—	0.86	—	11.49	(9.20)	0.50	0.46	0.46	1.34	525,590	46
12-31-17	11.71	0.16•	1.95	2.11	0.18	0.14	—	0.32	—	13.50	18.22	0.50	0.46	0.46	1.28	670,319	31
12-31-16	11.34	0.14•	0.55	0.69	0.14	0.18	—	0.32	—	11.71	6.17	0.50	0.45	0.45	1.25	661,798	52
Class S2
06-30-21+	13.14	(0.00)*•	1.52	1.52	—	—	—	—	—	14.66	11.57	0.68	0.71	0.71	(0.01)	1,762	15
12-31-20	12.69	0.16•	1.41	1.57	0.23	0.89	—	1.12	—	13.14	13.70	0.67	0.71	0.71	1.32	1,280	47
12-31-19	11.50	0.17•	2.32	2.49	0.27	1.03	—	1.30	—	12.69	22.49	0.66	0.66	0.66	1.35	879	55
12-31-18	13.47	0.15•	(1.32)	(1.17)	0.18	0.62	—	0.80	—	11.50	(9.31)	0.65	0.61	0.61	1.10	732	46
12-31-17	11.70	0.15•	1.94	2.09	0.18	0.14	—	0.32	—	13.47	18.05	0.65	0.61	0.61	1.20	1,695	31
12-31-16	11.32	0.13	0.54	0.67	0.11	0.18	—	0.29	—	11.70	5.97	0.68	0.60	0.60	1.14	1,132	52
See Accompanying Notes to Financial Statements
29

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Solution Moderately Conservative Portfolio
Class ADV
06-30-21+	10.69	0.04•	0.61	0.65	—	—	—	—	—	11.34	6.08	0.91	0.73	0.73	0.64	6,224	23
12-31-20	10.09	0.17•	0.90	1.07	0.19	0.28	—	0.47	—	10.69	11.01	0.92	0.73	0.73	1.76	6,505	72
12-31-19	9.13	0.18•	1.14	1.32	0.16	0.20	—	0.36	—	10.09	14.61	0.84	0.70	0.70	1.83	7,507	81
12-31-18	9.99	0.17•	(0.60)	(0.43)	0.20	0.23	—	0.43	—	9.13	(4.52)	0.83	0.67	0.67	1.79	9,033	59
12-31-17	9.24	0.15•	0.78	0.93	0.18	—	—	0.18	—	9.99	10.09	0.83	0.65	0.65	1.57	11,134	47
12-31-16	9.51	0.13•	0.40	0.53	0.20	0.60	—	0.80	—	9.24	5.64	0.80	0.64	0.64	1.35	13,487	65
Class I
06-30-21+	11.18	0.07•	0.63	0.70	—	—	—	—	—	11.88	6.26	0.41	0.23	0.23	1.15	51	23
12-31-20	10.55	0.23•	0.93	1.16	0.25	0.28	—	0.53	—	11.18	11.50	0.42	0.23	0.23	2.27	43	72
12-31-19	9.54	0.29•	1.14	1.43	0.22	0.20	—	0.42	—	10.55	15.17	0.34	0.20	0.20	2.83	69	81
12-31-18	10.42	0.24•	(0.64)	(0.40)	0.25	0.23	—	0.48	—	9.54	(4.04)	0.33	0.17	0.17	2.35	31	59
12-31-17	9.65	0.21•	0.82	1.03	0.26	—	—	0.26	—	10.42	10.73	0.33	0.15	0.15	2.06	27	47
12-31-16	9.93	0.19	0.41	0.60	0.28	0.60	—	0.88	—	9.65	6.12	0.30	0.14	0.14	1.93	33	65
Class R6
06-30-21+	11.18	0.07•	0.63	0.70	—	—	—	—	—	11.88	6.26	0.32	0.23	0.23	1.15	10,103	23
12-31-20	10.54	0.25•	0.92	1.17	0.25	0.28	—	0.53	—	11.18	11.61	0.33	0.23	0.23	2.38	9,068	72
12-31-19	9.53	0.25•	1.18	1.43	0.22	0.20	—	0.42	—	10.54	15.18	0.34	0.20	0.20	2.47	6,045	81
12-31-18	10.41	0.25•	(0.65)	(0.40)	0.25	0.23	—	0.48	—	9.53	(4.05)	0.33	0.17	0.17	2.45	3,780	59
12-31-17	9.64	0.24•	0.78	1.02	0.25	—	—	0.25	—	10.41	10.68	0.33	0.15	0.15	2.37	2,164	47
05-02-16(5) - 12-31-16	10.17	0.36•	(0.01)	0.35	0.28	0.60	—	0.88	—	9.64	3.52	0.30	0.14	0.14	5.68	287	65
Class S
06-30-21+	10.91	0.05•	0.62	0.67	—	—	—	—	—	11.58	6.14	0.66	0.48	0.48	0.89	21,388	23
12-31-20	10.30	0.21	0.91	1.12	0.23	0.28	—	0.51	—	10.91	11.33	0.67	0.48	0.48	2.06	20,347	72
12-31-19	9.32	0.22•	1.16	1.38	0.20	0.20	—	0.40	—	10.30	14.96	0.59	0.45	0.45	2.24	19,349	81
12-31-18	10.19	0.20•	(0.63)	(0.43)	0.21	0.23	—	0.44	—	9.32	(4.35)	0.58	0.42	0.42	2.05	14,452	59
12-31-17	9.44	0.18•	0.79	0.97	0.22	—	—	0.22	—	10.19	10.40	0.58	0.40	0.40	1.80	17,134	47
12-31-16	9.73	0.17	0.39	0.56	0.25	0.60	—	0.85	—	9.44	5.87	0.55	0.39	0.39	1.74	20,883	65
Class S2
06-30-21+	10.72	0.04•	0.61	0.65	—	—	—	—	—	11.37	6.06	0.81	0.63	0.63	0.75	5,205	23
12-31-20	10.14	0.19•	0.89	1.08	0.22	0.28	—	0.50	—	10.72	11.13	0.82	0.63	0.63	1.89	5,074	72
12-31-19	9.21	0.24•	1.10	1.34	0.21	0.20	—	0.41	—	10.14	14.74	0.74	0.60	0.60	2.39	5,439	81
12-31-18	10.08	0.18	(0.61)	(0.43)	0.21	0.23	—	0.44	—	9.21	(4.46)	0.73	0.57	0.57	1.96	1,072	59
12-31-17	9.34	0.17•	0.79	0.96	0.22	—	—	0.22	—	10.08	10.33	0.73	0.55	0.55	1.71	1,021	47
12-31-16	9.64	0.14	0.39	0.53	0.23	0.60	—	0.83	—	9.34	5.62	0.73	0.54	0.54	1.61	845	65
See Accompanying Notes to Financial Statements
30

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Solution 2025 Portfolio
Class ADV
06-30-21+	12.12	0.01•	0.86	0.87	—	—	—	—	—	12.99	7.18	0.82	0.71	0.71	0.23	244,742	17
12-31-20	11.37	0.15•	1.29	1.44	0.21	0.48	—	0.69	—	12.12	13.30	0.80	0.71	0.71	1.38	246,302	60
12-31-19	10.48	0.18•	1.64	1.82	0.25	0.68	—	0.93	—	11.37	17.79	0.75	0.71	0.71	1.59	260,690	44
12-31-18	11.72	0.16•	(0.82)	(0.66)	0.21	0.37	—	0.58	—	10.48	(5.97)	0.74	0.67	0.67	1.38	244,883	47
12-31-17	10.66	0.15•	1.42	1.57	0.19	0.32	—	0.51	—	11.72	15.02	0.74	0.66	0.66	1.36	300,453	46
12-31-16	11.17	0.14•	0.47	0.61	0.21	0.91	—	1.12	—	10.66	5.53	0.74	0.64	0.64	1.31	302,670	43
Class I
06-30-21+	12.50	0.05•	0.89	0.94	—	—	—	—	—	13.44	7.52	0.32	0.21	0.21	0.73	65,279	17
12-31-20	11.71	0.20•	1.34	1.54	0.27	0.48	—	0.75	—	12.50	13.85	0.30	0.21	0.21	1.71	77,673	60
12-31-19	10.78	0.24	1.68	1.92	0.31	0.68	—	0.99	—	11.71	18.33	0.25	0.21	0.21	2.14	260,767	44
12-31-18	12.04	0.23•	(0.85)	(0.62)	0.27	0.37	—	0.64	—	10.78	(5.48)	0.24	0.17	0.17	1.93	219,811	47
12-31-17	10.94	0.22•	1.46	1.68	0.26	0.32	—	0.58	—	12.04	15.62	0.24	0.16	0.16	1.92	243,053	46
12-31-16	11.44	0.21	0.48	0.69	0.28	0.91	—	1.19	—	10.94	6.13	0.24	0.14	0.14	1.84	193,795	43
Class S
06-30-21+	12.34	0.03•	0.87	0.90	—	—	—	—	—	13.24	7.29	0.57	0.46	0.46	0.49	312,568	17
12-31-20	11.57	0.21	1.28	1.49	0.24	0.48	—	0.72	—	12.34	13.54	0.55	0.46	0.46	1.65	299,333	60
12-31-19	10.65	0.21•	1.67	1.88	0.28	0.68	—	0.96	—	11.57	18.12	0.50	0.46	0.46	1.82	299,655	44
12-31-18	11.90	0.19•	(0.83)	(0.64)	0.24	0.37	—	0.61	—	10.65	(5.73)	0.49	0.42	0.42	1.64	294,102	47
12-31-17	10.82	0.18•	1.45	1.63	0.23	0.32	—	0.55	—	11.90	15.29	0.49	0.41	0.41	1.60	359,764	46
12-31-16	11.32	0.17•	0.48	0.65	0.24	0.91	—	1.15	—	10.82	5.88	0.49	0.39	0.39	1.58	376,403	43
Class S2
06-30-21+	11.97	0.02•	0.85	0.87	—	—	—	—	—	12.84	7.27	0.72	0.61	0.61	0.34	11,420	17
12-31-20	11.23	0.16•	1.27	1.43	0.21	0.48	—	0.69	—	11.97	13.42	0.70	0.61	0.61	1.47	9,493	60
12-31-19	10.35	0.18•	1.63	1.81	0.25	0.68	—	0.93	—	11.23	17.92	0.65	0.61	0.61	1.63	10,745	44
12-31-18	11.56	0.15•	(0.79)	(0.64)	0.20	0.37	—	0.57	—	10.35	(5.88)	0.64	0.57	0.57	1.34	11,715	47
12-31-17	10.52	0.16•	1.40	1.56	0.20	0.32	—	0.52	—	11.56	15.07	0.64	0.56	0.56	1.40	16,911	46
12-31-16	11.03	0.15•	0.47	0.62	0.22	0.91	—	1.13	—	10.52	5.75	0.67	0.54	0.54	1.39	22,356	43
Class T
06-30-21+	12.83	0.00*•	0.91	0.91	—	—	—	—	—	13.74	7.09	1.02	0.91	0.91	0.05	364	17
12-31-20	11.98	0.13•	1.36	1.49	0.16	0.48	—	0.64	—	12.83	13.02	1.00	0.91	0.91	1.13	436	60
12-31-19	10.96	0.16•	1.72	1.88	0.18	0.68	—	0.86	—	11.98	17.51	0.95	0.91	0.91	1.36	521	44
12-31-18	12.23	0.13•	(0.84)	(0.71)	0.19	0.37	—	0.56	—	10.96	(6.14)	0.94	0.87	0.87	1.11	575	47
12-31-17	11.10	0.14•	1.48	1.62	0.17	0.32	—	0.49	—	12.23	14.78	0.94	0.86	0.86	1.18	821	46
12-31-16	11.58	0.14	0.48	0.62	0.19	0.91	—	1.10	—	11.10	5.43	0.96	0.84	0.84	1.14	806	43
See Accompanying Notes to Financial Statements
31

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Solution 2030 Portfolio
Class ADV
06-30-21+	16.46	0.01•	1.37	1.38	—	—	—	—	—	17.84	8.38	0.92	0.67	0.67	0.13	24,416	25
12-31-20	15.30	0.18•	1.86	2.04	0.23	0.65	—	0.88	—	16.46	13.99	0.94	0.71	0.71	1.24	22,015	90
12-31-19	13.79	0.23•	2.46	2.69	0.25	0.93	—	1.18	—	15.30	20.13	0.83	0.71	0.71	1.55	18,792	79
12-31-18	15.96	0.21	(1.31)	(1.10)	0.23	0.84	—	1.07	—	13.79	(7.47)	0.81	0.66	0.66	1.38	12,630	87
12-31-17	13.94	0.23•	2.15	2.38	0.12	0.24	—	0.36	—	15.96	17.22	0.83	0.64	0.64	1.50	13,589	63
12-31-16	13.24	0.23•	0.57	0.80	0.04	0.06	—	0.10	—	13.94	6.09	0.95	0.66	0.66	1.71	6,623	67
Class I
06-30-21+	17.02	0.05•	1.42	1.47	—	—	—	—	—	18.49	8.64	0.42	0.17	0.17	0.62	13,229	25
12-31-20	15.77	0.26•	1.93	2.19	0.29	0.65	—	0.94	—	17.02	14.61	0.44	0.21	0.21	1.69	13,812	90
12-31-19	14.18	0.33•	2.51	2.84	0.32	0.93	—	1.25	—	15.77	20.65	0.33	0.21	0.21	2.18	13,781	79
12-31-18	16.36	0.31•	(1.36)	(1.05)	0.29	0.84	—	1.13	—	14.18	(6.98)	0.31	0.16	0.16	1.95	7,333	87
12-31-17	14.23	0.32•	2.19	2.51	0.14	0.24	—	0.38	—	16.36	17.86	0.33	0.14	0.14	2.07	8,625	63
12-31-16	13.46	0.35•	0.53	0.88	0.05	0.06	—	0.11	—	14.23	6.55	0.45	0.16	0.16	2.54	3,247	67
Class S
06-30-21+	16.89	0.03•	1.40	1.43	—	—	—	—	—	18.32	8.47	0.67	0.42	0.42	0.38	19,832	25
12-31-20	15.66	0.23•	1.91	2.14	0.26	0.65	—	0.91	—	16.89	14.34	0.69	0.46	0.46	1.54	17,584	90
12-31-19	14.09	0.27•	2.51	2.78	0.28	0.93	—	1.21	—	15.66	20.36	0.58	0.46	0.46	1.78	13,558	79
12-31-18	16.28	0.28•	(1.36)	(1.08)	0.27	0.84	—	1.11	—	14.09	(7.23)	0.56	0.41	0.41	1.81	10,589	87
12-31-17	14.18	0.26•	2.21	2.47	0.13	0.24	—	0.37	—	16.28	17.59	0.58	0.39	0.39	1.72	8,484	63
12-31-16	13.44	0.27•	0.58	0.85	0.05	0.06	—	0.11	—	14.18	6.32	0.70	0.41	0.41	2.00	4,770	67
Class S2
06-30-21+	16.66	0.02•	1.38	1.40	—	—	—	—	—	18.06	8.40	0.82	0.57	0.57	0.26	1,224	25
12-31-20	15.46	0.22•	1.87	2.09	0.24	0.65	—	0.89	—	16.66	14.17	0.84	0.61	0.61	1.47	642	90
12-31-19	13.90	0.25•	2.48	2.73	0.24	0.93	—	1.17	—	15.46	20.24	0.73	0.61	0.61	1.66	450	79
12-31-18	16.08	0.25•	(1.35)	(1.10)	0.24	0.84	—	1.08	—	13.90	(7.40)	0.71	0.56	0.56	1.62	439	87
12-31-17	14.01	0.21•	2.20	2.41	0.10	0.24	—	0.34	—	16.08	17.38	0.73	0.54	0.54	1.42	588	63
12-31-16	13.30	0.18•	0.64	0.82	0.05	0.06	—	0.11	—	14.01	6.17	0.88	0.56	0.56	1.30	255	67
Class T
06-30-21+	16.45	(0.01)•	1.37	1.36	—	—	—	—	—	17.81	8.27	1.12	0.87	0.87	(0.07)	50	25
12-31-20	15.31	0.16•	1.85	2.01	0.22	0.65	—	0.87	—	16.45	13.74	1.14	0.91	0.91	1.10	45	90
12-31-19	13.82	0.21•	2.45	2.66	0.24	0.93	—	1.17	—	15.31	19.86	1.03	0.91	0.91	1.41	32	79
12-31-18	16.02	0.22•	(1.36)	(1.14)	0.22	0.84	—	1.06	—	13.82	(7.67)	1.01	0.86	0.86	1.44	20	87
12-31-17	13.98	0.19•	2.17	2.36	0.08	0.24	—	0.32	—	16.02	17.05	1.03	0.84	0.84	1.23	15	63
12-31-16	13.27	0.19•	0.58	0.77	—	0.06	—	0.06	—	13.98	5.81	1.17	0.86	0.86	1.43	11	67
See Accompanying Notes to Financial Statements
32

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Solution 2035 Portfolio
Class ADV
06-30-21+	12.20	(0.00)*•	1.18	1.18	—	—	—	—	—	13.38	9.67	0.84	0.65	0.65	(0.00)*	226,245	18
12-31-20	11.63	0.13	1.39	1.52	0.19	0.76	—	0.95	—	12.20	14.13	0.81	0.69	0.69	0.96	220,485	65
12-31-19	10.60	0.16•	2.04	2.20	0.24	0.93	—	1.17	—	11.63	21.53	0.75	0.71	0.71	1.38	226,096	52
12-31-18	12.27	0.14•	(1.12)	(0.98)	0.19	0.50	—	0.69	—	10.60	(8.54)	0.75	0.68	0.68	1.21	212,084	50
12-31-17	10.71	0.13•	1.90	2.03	0.16	0.31	—	0.47	—	12.27	19.22	0.74	0.65	0.65	1.12	267,229	36
12-31-16	11.27	0.12•	0.53	0.65	0.21	1.00	—	1.21	—	10.71	6.00	0.74	0.66	0.66	1.11	262,148	44
Class I
06-30-21+	12.59	0.03•	1.22	1.25	—	—	—	—	—	13.84	9.93	0.34	0.15	0.15	0.48	76,966	18
12-31-20	11.98	0.15•	1.47	1.62	0.25	0.76	—	1.01	—	12.59	14.65	0.31	0.19	0.19	1.30	93,880	65
12-31-19	10.89	0.22	2.10	2.32	0.30	0.93	—	1.23	—	11.98	22.22	0.25	0.21	0.21	1.97	304,111	52
12-31-18	12.59	0.22	(1.17)	(0.95)	0.25	0.50	—	0.75	—	10.89	(8.09)	0.25	0.18	0.18	1.75	247,475	50
12-31-17	10.98	0.20•	1.94	2.14	0.22	0.31	—	0.53	—	12.59	19.82	0.24	0.15	0.15	1.69	274,900	36
12-31-16	11.54	0.19	0.53	0.72	0.28	1.00	—	1.28	—	10.98	6.49	0.24	0.16	0.16	1.67	210,863	44
Class S
06-30-21+	12.43	0.02•	1.19	1.21	—	—	—	—	—	13.64	9.73	0.59	0.40	0.40	0.25	369,891	18
12-31-20	11.83	0.15	1.43	1.58	0.22	0.76	—	0.98	—	12.43	14.46	0.56	0.44	0.44	1.24	341,146	65
12-31-19	10.76	0.19•	2.08	2.27	0.27	0.93	—	1.20	—	11.83	21.94	0.50	0.46	0.46	1.64	324,783	52
12-31-18	12.45	0.18•	(1.15)	(0.97)	0.22	0.50	—	0.72	—	10.76	(8.34)	0.50	0.43	0.43	1.46	297,721	50
12-31-17	10.87	0.16•	1.92	2.08	0.19	0.31	—	0.50	—	12.45	19.44	0.49	0.40	0.40	1.38	368,554	36
12-31-16	11.43	0.16•	0.53	0.69	0.25	1.00	—	1.25	—	10.87	6.23	0.49	0.41	0.41	1.41	359,464	44
Class S2
06-30-21+	11.88	0.01•	1.14	1.15	—	—	—	—	—	13.03	9.68	0.74	0.55	0.55	0.11	13,749	18
12-31-20	11.34	0.11•	1.38	1.49	0.19	0.76	—	0.95	—	11.88	14.30	0.71	0.59	0.59	1.01	12,050	65
12-31-19	10.36	0.16•	1.99	2.15	0.24	0.93	—	1.17	—	11.34	21.63	0.65	0.61	0.61	1.46	14,599	52
12-31-18	12.00	0.15•	(1.09)	(0.94)	0.20	0.50	—	0.70	—	10.36	(8.42)	0.65	0.58	0.58	1.28	14,521	50
12-31-17	10.49	0.14•	1.85	1.99	0.17	0.31	—	0.48	—	12.00	19.28	0.64	0.55	0.55	1.22	19,146	36
12-31-16	11.07	0.14	0.51	0.65	0.23	1.00	—	1.23	—	10.49	6.09	0.67	0.56	0.56	1.24	20,809	44
Class T
06-30-21+	12.93	(0.02)•	1.25	1.23	—	—	—	—	—	14.16	9.51	1.04	0.85	0.85	(0.26)	35	18
12-31-20	12.27	0.10•	1.49	1.59	0.17	0.76	—	0.93	—	12.93	13.98	1.01	0.89	0.89	0.83	528	65
12-31-19	11.07	0.14	2.15	2.29	0.16	0.93	—	1.09	—	12.27	21.36	0.95	0.91	0.91	1.27	447	52
12-31-18	12.79	0.10•	(1.16)	(1.06)	0.16	0.50	—	0.66	—	11.07	(8.76)	0.95	0.88	0.88	0.77	373	50
12-31-17	11.14	0.11•	1.98	2.09	0.13	0.31	—	0.44	—	12.79	19.03	0.94	0.85	0.85	0.95	700	36
12-31-16	11.65	0.09•	0.56	0.65	0.16	1.00	—	1.16	—	11.14	5.73	0.96	0.86	0.86	0.83	624	44
See Accompanying Notes to Financial Statements
33

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Solution 2040 Portfolio
Class ADV
06-30-21+	17.38	(0.01)•	1.95	1.94	—	—	—	—	—	19.32	11.16	0.95	0.64	0.64	(0.10)	16,951	29
12-31-20	16.09	0.15•	2.25	2.40	0.24	0.87	—	1.11	—	17.38	15.98	0.96	0.70	0.70	0.95	15,773	91
12-31-19	14.26	0.23•	2.92	3.15	0.26	1.06	—	1.32	—	16.09	22.82	0.84	0.72	0.72	1.47	14,324	82
12-31-18	17.11	0.20•	(1.66)	(1.46)	0.22	1.17	—	1.39	—	14.26	(9.41)	0.84	0.66	0.66	1.19	8,662	81
12-31-17	14.55	0.19•	2.73	2.92	0.08	0.28	—	0.36	—	17.11	20.23	0.86	0.63	0.63	1.17	8,696	68
12-31-16	13.84	0.19•	0.71	0.90	0.06	0.13	—	0.19	—	14.55	6.48	1.03	0.66	0.66	1.34	4,897	72
Class I
06-30-21+	17.99	0.04•	2.01	2.05	—	—	—	—	—	20.04	11.40	0.45	0.14	0.14	0.39	12,160	29
12-31-20	16.60	0.26	2.31	2.57	0.31	0.87	—	1.18	—	17.99	16.55	0.46	0.20	0.20	1.48	12,621	91
12-31-19	14.66	0.32•	3.00	3.32	0.32	1.06	—	1.38	—	16.60	23.44	0.34	0.22	0.22	1.97	11,825	82
12-31-18	17.53	0.30•	(1.72)	(1.42)	0.28	1.17	—	1.45	—	14.66	(8.95)	0.34	0.16	0.16	1.77	7,134	81
12-31-17	14.86	0.29•	2.78	3.07	0.12	0.28	—	0.40	—	17.53	20.85	0.36	0.13	0.13	1.76	7,753	68
12-31-16	14.07	0.31•	0.68	0.99	0.07	0.13	—	0.20	—	14.86	7.06	0.53	0.16	0.16	2.14	2,887	72
Class S
06-30-21+	17.80	0.02•	1.99	2.01	—	—	—	—	—	19.81	11.29	0.70	0.39	0.39	0.17	13,533	29
12-31-20	16.44	0.20•	2.29	2.49	0.26	0.87	—	1.13	—	17.80	16.23	0.71	0.45	0.45	1.26	10,486	91
12-31-19	14.54	0.23	3.02	3.25	0.29	1.06	—	1.35	—	16.44	23.07	0.59	0.47	0.47	1.44	8,500	82
12-31-18	17.40	0.26•	(1.70)	(1.44)	0.25	1.17	—	1.42	—	14.54	(9.13)	0.59	0.41	0.41	1.54	7,641	81
12-31-17	14.78	0.23•	2.78	3.01	0.11	0.28	—	0.39	—	17.40	20.53	0.61	0.38	0.38	1.45	6,732	68
12-31-16	14.03	0.25•	0.70	0.95	0.07	0.13	—	0.20	—	14.78	6.79	0.78	0.41	0.41	1.75	3,217	72
Class S2
06-30-21+	17.48	0.00*•	1.96	1.96	—	—	—	—	—	19.44	11.21	0.85	0.54	0.54	0.02	1,789	29
12-31-20	16.17	0.17•	2.26	2.43	0.25	0.87	—	1.12	—	17.48	16.07	0.86	0.60	0.60	1.07	1,219	91
12-31-19	14.31	0.25•	2.93	3.18	0.26	1.06	—	1.32	—	16.17	22.93	0.74	0.62	0.62	1.57	973	82
12-31-18	17.18	0.23•	(1.68)	(1.45)	0.25	1.17	—	1.42	—	14.31	(9.30)	0.74	0.56	0.56	1.42	939	81
12-31-17	14.62	0.26•	2.69	2.95	0.11	0.28	—	0.39	—	17.18	20.31	0.76	0.53	0.53	1.61	721	68
12-31-16	13.90	0.20•	0.72	0.92	0.07	0.13	—	0.20	—	14.62	6.64	0.96	0.56	0.56	1.41	183	72
Class T
06-30-21+	17.33	(0.03)•	1.94	1.91	—	—	—	—	—	19.24	11.02	1.15	0.84	0.84	(0.35)	12	29
12-31-20	16.06	0.15•	2.22	2.37	0.23	0.87	—	1.10	—	17.33	15.79	1.16	0.90	0.90	0.95	49	91
12-31-19	14.22	0.20•	2.90	3.10	0.20	1.06	—	1.26	—	16.06	22.50	1.04	0.92	0.92	1.28	32	82
12-31-18	17.08	0.15	(1.64)	(1.49)	0.20	1.17	—	1.37	—	14.22	(9.57)	1.04	0.86	0.86	1.00	17	81
12-31-17	14.53	0.17•	2.72	2.89	0.06	0.28	—	0.34	—	17.08	20.05	1.06	0.83	0.83	1.08	20	68
12-31-16	13.81	0.17•	0.70	0.87	0.02	0.13	—	0.15	—	14.53	6.27	1.25	0.86	0.86	1.19	12	72
See Accompanying Notes to Financial Statements
34

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Solution 2045 Portfolio
Class ADV
06-30-21+	12.29	(0.01)•	1.48	1.47	—	—	—	—	—	13.76	11.96	0.87	0.66	0.66	(0.21)	163,409	15
12-31-20	11.47	0.09	1.61	1.70	0.16	0.72	—	0.88	—	12.29	16.07	0.83	0.70	0.70	0.71	155,503	61
12-31-19	10.42	0.15	2.20	2.35	0.20	1.10	—	1.30	—	11.47	23.59	0.75	0.72	0.72	1.26	150,005	67
12-31-18	12.40	0.11•	(1.33)	(1.22)	0.15	0.61	—	0.76	—	10.42	(10.53)	0.75	0.69	0.69	0.93	134,754	53
12-31-17	10.63	0.10•	2.09	2.19	0.10	0.32	—	0.42	—	12.40	20.92	0.75	0.67	0.67	0.84	177,624	37
12-31-16	11.15	0.09•	0.56	0.65	0.15	1.02	—	1.17	—	10.63	6.16	0.75	0.68	0.68	0.86	176,397	45
Class I
06-30-21+	12.72	0.02•	1.54	1.56	—	—	—	—	—	14.28	12.26	0.37	0.16	0.16	0.27	64,895	15
12-31-20	11.85	0.12•	1.69	1.81	0.22	0.72	—	0.94	—	12.72	16.57	0.33	0.20	0.20	1.06	82,473	61
12-31-19	10.73	0.20	2.29	2.49	0.27	1.10	—	1.37	—	11.85	24.29	0.25	0.22	0.22	1.86	269,670	67
12-31-18	12.75	0.18	(1.37)	(1.19)	0.22	0.61	—	0.83	—	10.73	(10.08)	0.25	0.19	0.19	1.49	211,781	53
12-31-17	10.92	0.17•	2.14	2.31	0.16	0.32	—	0.48	—	12.75	21.53	0.25	0.17	0.17	1.42	235,122	37
12-31-16	11.44	0.15	0.57	0.72	0.22	1.02	—	1.24	—	10.92	6.63	0.25	0.18	0.18	1.41	171,475	45
Class S
06-30-21+	12.50	0.00*•	1.51	1.51	—	—	—	—	—	14.01	12.08	0.62	0.41	0.41	0.04	284,010	15
12-31-20	11.66	0.11	1.64	1.75	0.19	0.72	—	0.91	—	12.50	16.29	0.58	0.45	0.45	0.95	254,990	61
12-31-19	10.58	0.18	2.23	2.41	0.23	1.10	—	1.33	—	11.66	23.90	0.50	0.47	0.47	1.51	237,496	67
12-31-18	12.57	0.15•	(1.35)	(1.20)	0.18	0.61	—	0.79	—	10.58	(10.23)	0.50	0.44	0.44	1.20	209,647	53
12-31-17	10.77	0.13•	2.12	2.25	0.13	0.32	—	0.45	—	12.57	21.25	0.50	0.42	0.42	1.11	269,521	37
12-31-16	11.29	0.14	0.55	0.69	0.19	1.02	—	1.21	—	10.77	6.40	0.50	0.43	0.43	1.14	256,935	45
Class S2
06-30-21+	12.14	(0.00)*•	1.46	1.46	—	—	—	—	—	13.60	12.03	0.77	0.56	0.56	(0.07)	10,840	15
12-31-20	11.34	0.09•	1.60	1.69	0.17	0.72	—	0.89	—	12.14	16.13	0.73	0.60	0.60	0.82	6,867	61
12-31-19	10.31	0.15•	2.18	2.33	0.20	1.10	—	1.30	—	11.34	23.68	0.65	0.62	0.62	1.31	7,234	67
12-31-18	12.25	0.12•	(1.30)	(1.18)	0.15	0.61	—	0.76	—	10.31	(10.34)	0.65	0.59	0.59	1.03	7,504	53
12-31-17	10.51	0.09•	2.08	2.17	0.11	0.32	—	0.43	—	12.25	21.02	0.65	0.57	0.57	0.82	9,902	37
12-31-16	11.04	0.11	0.55	0.66	0.17	1.02	—	1.19	—	10.51	6.28	0.68	0.58	0.58	0.96	12,687	45
Class T
06-30-21+	12.93	(0.03)•	1.56	1.53	—	—	—	—	—	14.46	11.83	1.07	0.86	0.86	(0.41)	176	15
12-31-20	11.95	0.03•	1.74	1.77	0.07	0.72	—	0.79	—	12.93	15.85	1.03	0.90	0.90	0.29	156	61
12-31-19	10.74	0.14•	2.26	2.40	0.09	1.10	—	1.19	—	11.95	23.31	0.95	0.92	0.92	1.19	290	67
12-31-18	12.77	0.06•	(1.34)	(1.28)	0.14	0.61	—	0.75	—	10.74	(10.72)	0.95	0.89	0.89	0.44	220	53
12-31-17	10.95	0.08	2.15	2.23	0.09	0.32	—	0.41	—	12.77	20.69	0.95	0.87	0.87	0.70	508	37
12-31-16	11.46	0.07	0.58	0.65	0.14	1.02	—	1.16	—	10.95	5.94	0.97	0.88	0.88	0.70	418	45
See Accompanying Notes to Financial Statements
35

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Solution 2050 Portfolio
Class ADV
06-30-21+	17.96	(0.03)•	2.18	2.15	—	—	—	—	—	20.11	11.97	1.00	0.65	0.65	(0.34)	15,778	27
12-31-20	16.63	0.13•	2.32	2.45	0.23	0.89	—	1.12	—	17.96	15.79	1.03	0.71	0.71	0.81	15,402	80
12-31-19	14.58	0.23•	3.17	3.40	0.22	1.13	—	1.35	—	16.63	24.13	0.86	0.73	0.73	1.45	12,951	84
12-31-18	17.33	0.17•	(1.93)	(1.76)	0.16	0.83	—	0.99	—	14.58	(10.82)	0.86	0.68	0.68	1.03	8,144	86
12-31-17	14.57	0.18•	2.89	3.07	0.06	0.25	—	0.31	—	17.33	21.30	0.93	0.65	0.65	1.11	6,983	52
12-31-16	13.86	0.18•	0.68	0.86	0.04	0.11	—	0.15	—	14.57	6.27	1.22	0.68	0.68	1.26	3,184	70
Class I
06-30-21+	18.66	0.01•	2.28	2.29	—	—	—	—	—	20.95	12.27	0.50	0.15	0.15	0.15	10,111	27
12-31-20	17.22	0.24	2.38	2.62	0.29	0.89	—	1.18	—	18.66	16.36	0.53	0.21	0.21	1.31	11,647	80
12-31-19	15.04	0.34•	3.25	3.59	0.28	1.13	—	1.41	—	17.22	24.74	0.36	0.23	0.23	2.04	10,912	84
12-31-18	17.81	0.27•	(1.99)	(1.72)	0.22	0.83	—	1.05	—	15.04	(10.37)	0.36	0.18	0.18	1.55	6,320	86
12-31-17	14.91	0.28•	2.97	3.25	0.10	0.25	—	0.35	—	17.81	21.99	0.43	0.15	0.15	1.70	5,705	52
12-31-16	14.13	0.28•	0.67	0.95	0.06	0.11	—	0.17	—	14.91	6.75	0.72	0.18	0.18	1.92	1,452	70
Class S
06-30-21+	18.42	(0.01)•	2.24	2.23	—	—	—	—	—	20.65	12.11	0.75	0.40	0.40	(0.08)	9,589	27
12-31-20	17.01	0.17•	2.39	2.56	0.26	0.89	—	1.15	—	18.42	16.11	0.78	0.46	0.46	1.04	8,339	80
12-31-19	14.88	0.26•	3.25	3.51	0.25	1.13	—	1.38	—	17.01	24.41	0.61	0.48	0.48	1.58	7,397	84
12-31-18	17.65	0.23•	(1.98)	(1.75)	0.19	0.83	—	1.02	—	14.88	(10.61)	0.61	0.43	0.43	1.34	5,413	86
12-31-17	14.81	0.22•	2.95	3.17	0.08	0.25	—	0.33	—	17.65	21.63	0.68	0.40	0.40	1.33	4,424	52
12-31-16	14.06	0.24•	0.68	0.92	0.06	0.11	—	0.17	—	14.81	6.56	0.97	0.43	0.43	1.71	1,996	70
Class S2
06-30-21+	18.16	(0.02)•	2.20	2.18	—	—	—	—	—	20.34	12.00	0.90	0.55	0.55	(0.18)	964	27
12-31-20	16.78	0.17	2.32	2.49	0.22	0.89	—	1.11	—	18.16	15.91	0.93	0.61	0.61	0.89	432	80
12-31-19	14.67	0.23•	3.21	3.44	0.20	1.13	—	1.33	—	16.78	24.25	0.76	0.63	0.63	1.40	419	84
12-31-18	17.43	0.22•	(1.97)	(1.75)	0.18	0.83	—	1.01	—	14.67	(10.75)	0.76	0.58	0.58	1.32	423	86
12-31-17	14.64	0.20•	2.91	3.11	0.07	0.25	—	0.32	—	17.43	21.47	0.83	0.55	0.55	1.21	309	52
12-31-16	13.93	0.20•	0.67	0.87	0.05	0.11	—	0.16	—	14.64	6.32	1.15	0.58	0.58	1.44	142	70
Class T
06-30-21+	18.16	(0.05)•	2.20	2.15	—	—	—	—	—	20.31	11.84	1.20	0.85	0.85	(0.53)	13	27
12-31-20	16.69	0.09	2.36	2.45	0.09	0.89	—	0.98	—	18.16	15.59	1.23	0.91	0.91	0.57	12	80
12-31-19	14.63	0.09•	3.28	3.37	0.18	1.13	—	1.31	—	16.69	23.80	1.06	0.93	0.93	0.54	11	84
12-31-18	17.39	0.14	(1.94)	(1.80)	0.13	0.83	—	0.96	—	14.63	(11.01)	1.06	0.88	0.88	0.89	20	86
12-31-17	14.60	0.17•	2.89	3.06	0.02	0.25	—	0.27	—	17.39	21.15	1.13	0.85	0.85	1.05	20	52
12-31-16	13.88	0.13•	0.70	0.83	—	0.11	—	0.11	—	14.60	6.02	1.44	0.88	0.88	0.96	10	70
See Accompanying Notes to Financial Statements
36

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Solution 2055 Portfolio
Class ADV
06-30-21+	14.99	(0.03)•	1.86	1.83	—	—	—	—	—	16.82	12.21	0.96	0.67	0.67	(0.37)	58,591	22
12-31-20	13.85	0.08	1.95	2.03	0.15	0.74	—	0.89	—	14.99	15.75	0.96	0.69	0.69	0.63	54,540	67
12-31-19	12.35	0.16	2.70	2.86	0.20	1.16	—	1.36	—	13.85	24.13	0.77	0.72	0.72	1.29	49,315	61
12-31-18	14.49	0.13	(1.60)	(1.47)	0.15	0.52	—	0.67	—	12.35	(10.72)	0.76	0.68	0.68	0.90	39,621	62
12-31-17	12.27	0.11•	2.49	2.60	0.10	0.28	—	0.38	—	14.49	21.40	0.76	0.66	0.66	0.82	47,367	40
12-31-16	12.52	0.11	0.64	0.75	0.15	0.85	—	1.00	—	12.27	6.13	0.76	0.69	0.69	0.88	42,793	58
Class I
06-30-21+	15.37	0.01•	1.90	1.91	—	—	—	—	—	17.28	12.43	0.46	0.17	0.17	0.11	27,321	22
12-31-20	14.17	0.13•	2.03	2.16	0.22	0.74	—	0.96	—	15.37	16.38	0.46	0.19	0.19	1.00	34,329	67
12-31-19	12.61	0.27•	2.72	2.99	0.27	1.16	—	1.43	—	14.17	24.76	0.27	0.22	0.22	1.93	119,915	61
12-31-18	14.78	0.21•	(1.64)	(1.43)	0.22	0.52	—	0.74	—	12.61	(10.29)	0.26	0.18	0.18	1.48	77,961	62
12-31-17	12.51	0.20•	2.51	2.71	0.16	0.28	—	0.44	—	14.78	21.94	0.26	0.16	0.16	1.42	73,894	40
12-31-16	12.74	0.18•	0.65	0.83	0.21	0.85	—	1.06	—	12.51	6.72	0.26	0.19	0.19	1.46	44,519	58
Class S
06-30-21+	15.15	(0.01)•	1.88	1.87	—	—	—	—	—	17.02	12.34	0.71	0.42	0.42	(0.12)	84,131	22
12-31-20	13.99	0.12•	1.97	2.09	0.19	0.74	—	0.93	—	15.15	16.04	0.71	0.44	0.44	0.90	73,361	67
12-31-19	12.46	0.20	2.72	2.92	0.23	1.16	—	1.39	—	13.99	24.50	0.52	0.47	0.47	1.52	59,923	61
12-31-18	14.62	0.17•	(1.63)	(1.46)	0.18	0.52	—	0.70	—	12.46	(10.56)	0.51	0.43	0.43	1.19	49,077	62
12-31-17	12.38	0.15•	2.50	2.65	0.13	0.28	—	0.41	—	14.62	21.66	0.51	0.41	0.41	1.08	58,217	40
12-31-16	12.62	0.13	0.66	0.79	0.18	0.85	—	1.03	—	12.38	6.44	0.51	0.44	0.44	1.16	51,294	58
Class S2
06-30-21+	15.09	(0.02)•	1.87	1.85	—	—	—	—	—	16.94	12.26	0.86	0.57	0.57	(0.24)	4,965	22
12-31-20	13.92	0.13	1.93	2.06	0.15	0.74	—	0.89	—	15.09	15.86	0.86	0.59	0.59	0.80	3,036	67
12-31-19	12.39	0.18•	2.70	2.88	0.19	1.16	—	1.35	—	13.92	24.28	0.67	0.62	0.62	1.33	2,876	61
12-31-18	14.54	0.15	(1.62)	(1.47)	0.16	0.52	—	0.68	—	12.39	(10.68)	0.66	0.58	0.58	1.03	2,720	62
12-31-17	12.31	0.12•	2.50	2.62	0.11	0.28	—	0.39	—	14.54	21.52	0.66	0.56	0.56	0.89	3,250	40
12-31-16	12.56	0.11	0.65	0.76	0.16	0.85	—	1.01	—	12.31	6.24	0.69	0.59	0.59	0.93	2,996	58
Class T
06-30-21+	15.39	(0.05)•	1.91	1.86	—	—	—	—	—	17.25	12.09	1.16	0.87	0.87	(0.58)	22	22
12-31-20	14.22	0.07•	1.99	2.06	0.15	0.74	—	0.89	—	15.39	15.50	1.16	0.89	0.89	0.51	30	67
12-31-19	12.58	0.17•	2.73	2.90	0.10	1.16	—	1.26	—	14.22	23.93	0.97	0.92	0.92	1.27	22	61
12-31-18	14.73	0.08•	(1.61)	(1.53)	0.10	0.52	—	0.62	—	12.58	(10.91)	0.96	0.88	0.88	0.58	18	62
12-31-17	12.50	0.09•	2.52	2.61	0.10	0.28	—	0.38	—	14.73	21.08	0.96	0.86	0.86	0.67	32	40
12-31-16	12.78	0.12•	0.62	0.74	0.17	0.85	—	1.02	—	12.50	5.96	0.98	0.89	0.89	0.96	25	58
See Accompanying Notes to Financial Statements
37

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Solution 2060 Portfolio
Class ADV
06-30-21+	13.16	(0.03)•	1.61	1.58	—	—	—	—	—	14.74	12.01	1.11	0.68	0.68	(0.40)	9,893	31
12-31-20	12.04	0.10•	1.67	1.77	0.12	0.53	—	0.65	—	13.16	15.62	1.14	0.70	0.70	0.85	8,999	74
12-31-19	10.45	0.16•	2.28	2.44	0.15	0.70	—	0.85	—	12.04	24.12	0.95	0.74	0.74	1.39	6,976	89
12-31-18	12.39	0.13•	(1.38)	(1.25)	0.11	0.58	—	0.69	—	10.45	(10.76)	0.96	0.69	0.69	1.12	4,593	84
12-31-17	10.42	0.13•	2.08	2.21	0.04	0.20	—	0.24	—	12.39	21.42	1.10	0.67	0.67	1.11	3,202	65
12-31-16	9.89	0.15•	0.48	0.63	0.04	0.06	—	0.10	—	10.42	6.34	1.97	0.69	0.69	1.50	1,395	82
Class I
06-30-21+	13.41	0.01•	1.65	1.66	—	—	—	—	—	15.07	12.38	0.61	0.18	0.18	0.08	6,540	31
12-31-20	12.25	0.17•	1.69	1.86	0.17	0.53	—	0.70	—	13.41	16.14	0.64	0.20	0.20	1.42	7,950	74
12-31-19	10.60	0.25•	2.29	2.54	0.19	0.70	—	0.89	—	12.25	24.79	0.45	0.24	0.24	2.14	5,184	89
12-31-18	12.53	0.19•	(1.41)	(1.22)	0.13	0.58	—	0.71	—	10.60	(10.35)	0.46	0.19	0.19	1.57	2,570	84
12-31-17	10.49	0.20•	2.10	2.30	0.06	0.20	—	0.26	—	12.53	22.15	0.60	0.17	0.17	1.73	2,160	65
12-31-16	9.92	0.16•	0.51	0.67	0.04	0.06	—	0.10	—	10.49	6.73	1.47	0.19	0.19	1.56	606	82
Class S
06-30-21+	13.21	(0.01)•	1.62	1.61	—	—	—	—	—	14.82	12.19	0.86	0.43	0.43	(0.15)	7,706	31
12-31-20	12.08	0.13•	1.68	1.81	0.15	0.53	—	0.68	—	13.21	15.90	0.89	0.45	0.45	1.15	6,886	74
12-31-19	10.47	0.18•	2.30	2.48	0.17	0.70	—	0.87	—	12.08	24.45	0.70	0.49	0.49	1.56	4,901	89
12-31-18	12.40	0.16•	(1.39)	(1.23)	0.12	0.58	—	0.70	—	10.47	(10.60)	0.71	0.44	0.44	1.30	3,440	84
12-31-17	10.41	0.15•	2.10	2.25	0.06	0.20	—	0.26	—	12.40	21.81	0.85	0.42	0.42	1.30	2,825	65
12-31-16	9.86	0.17•	0.48	0.65	0.04	0.06	—	0.10	—	10.41	6.56	1.72	0.44	0.44	1.68	836	82
Class S2
06-30-21+	13.19	(0.02)•	1.62	1.60	—	—	—	—	—	14.79	12.13	1.01	0.58	0.58	(0.24)	1,039	31
12-31-20	12.07	0.12•	1.67	1.79	0.14	0.53	—	0.67	—	13.19	15.73	1.04	0.60	0.60	1.07	471	74
12-31-19	10.46	0.18	2.28	2.46	0.15	0.70	—	0.85	—	12.07	24.26	0.85	0.64	0.64	1.44	269	89
12-31-18	12.40	0.15•	(1.40)	(1.25)	0.11	0.58	—	0.69	—	10.46	(10.70)	0.86	0.59	0.59	1.23	247	84
12-31-17	10.42	0.17•	2.05	2.22	0.04	0.20	—	0.24	—	12.40	21.56	1.00	0.57	0.57	1.45	180	65
12-31-16	9.89	0.09•	0.54	0.63	0.04	0.06	—	0.10	—	10.42	6.34	1.90	0.59	0.59	0.92	32	82
Class T
06-30-21+	13.13	(0.04)•	1.60	1.56	—	—	—	—	—	14.69	11.88	1.31	0.88	0.88	(0.61)	5	31
12-31-20	12.01	0.08•	1.66	1.74	0.09	0.53	—	0.62	—	13.13	15.32	1.34	0.90	0.90	0.67	5	74
12-31-19	10.40	0.11	2.30	2.41	0.10	0.70	—	0.80	—	12.01	23.96	1.15	0.94	0.94	1.07	4	89
12-31-18	12.33	0.08	(1.37)	(1.29)	0.06	0.58	—	0.64	—	10.40	(11.08)	1.16	0.89	0.89	0.73	3	84
12-31-17	10.35	0.08•	2.10	2.18	—	0.20	—	0.20	—	12.33	21.24	1.30	0.87	0.87	0.69	4	65
12-31-16	9.86	0.07	0.51	0.58	0.03	0.06	—	0.09	—	10.35	5.91	2.19	0.89	0.89	0.67	3	82
See Accompanying Notes to Financial Statements
38

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Solution 2065 Portfolio
Class ADV
06-30-21+	11.55	(0.02)•	1.42	1.40	—	—	—	—	—	12.95	12.12	1.79	0.67	0.67	(0.40)	1,250	24
07-29-20(5) - 12-31-20	10.00	0.12•	1.62	1.74	0.14	0.05	—	0.19	—	11.55	17.42	1.97	0.72	0.72	2.64	1,012	24
Class I
06-30-21+	11.56	0.01•	1.42	1.43	—	—	—	—	—	12.99	12.37	1.29	0.17	0.17	0.10	1,303	24
07-29-20(5) - 12-31-20	10.00	0.12•	1.65	1.77	0.16	0.05	—	0.21	—	11.56	17.69	1.47	0.22	0.22	2.60	1,045	24
Class S
06-30-21+	11.56	(0.01)•	1.42	1.41	—	—	—	—	—	12.97	12.20	1.54	0.42	0.42	(0.14)	1,448	24
07-29-20(5) - 12-31-20	10.00	0.13•	1.63	1.76	0.15	0.05	—	0.20	—	11.56	17.61	1.72	0.47	0.47	2.84	955	24
Class S2
06-30-21+	11.56	(0.01)•	1.41	1.40	—	—	—	—	—	12.96	12.11	1.69	0.57	0.57	(0.22)	92	24
07-29-20(5) - 12-31-20	10.00	0.10•	1.65	1.75	0.14	0.05	—	0.19	—	11.56	17.52	1.87	0.62	0.62	2.18	26	24
Class T
06-30-21+	11.56	(0.04)•	1.42	1.38	—	—	—	—	—	12.94	11.94	1.99	0.87	0.87	(0.61)	4	24
07-29-20(5) - 12-31-20	10.00	0.09•	1.65	1.74	0.13	0.05	—	0.18	—	11.56	17.40	2.17	0.92	0.92	1.88	4	24

(1)
Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)
Annualized for periods less than one year.

(3)
Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(4)
Ratios do not include expenses of underlying funds and do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

(5)
Commencement of operations.

+
Unaudited.

•
Calculated using average number of shares outstanding throughout the year or period.

*
Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

See Accompanying Notes to Financial Statements
39

NOTES TO FINANCIAL STATEMENTS as of June 30, 2021 (Unaudited)

NOTE 1 — ORGANIZATION
Voya Partners, Inc. (the “Company”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). It was incorporated under the laws of Maryland on May 7, 1997. The Articles of Incorporation permit the Company to offer separate series, each of which has its own investment objective, policies and restrictions. The Company currently consists of thirty-seven active separate investment series. The fifteen series (each, a “Portfolio” and collectively, the “Portfolios”) included in this report are: Voya Solution Aggressive Portfolio (“Solution Aggressive”), Voya Solution Balanced Portfolio (“Solution Balanced”), Voya Solution Conservative Portfolio (“Solution Conservative”), Voya Solution Income Portfolio (“Solution Income”), Voya Solution Moderately Aggressive Portfolio (“Solution Moderately Aggressive”), Voya Solution Moderately Conservative Portfolio (“Solution Moderately Conservative”), Voya Solution 2025 Portfolio (“Solution 2025”), Voya Solution 2030 Portfolio (“Solution 2030”), Voya Solution 2035 Portfolio (“Solution 2035”), Voya Solution 2040 Portfolio (“Solution 2040”), Voya Solution 2045 Portfolio (“Solution 2045”), Voya Solution 2050 Portfolio (“Solution 2050”), Voya Solution 2055 Portfolio (“Solution 2055”), Voya Solution 2060 Portfolio (“Solution 2060”) and Voya Solution 2065 Portfolio (“Solution 2065”). Each Portfolio is a diversified series of the Company.
Solution 2025, Solution 2030, Solution 2035, Solution 2040, Solution 2045, Solution 2050, Solution 2055, Solution 2060 and Solution 2065 are structured and managed around a specific target retirement or financial goal date (“Target Date”). When these Portfolios reach their respective Target Date, they may be combined with Solution Income, without a vote of shareholders, if approved by the Portfolios’ Board of Directors (the “Board”).
The classes of shares included in this report are: Adviser (“Class ADV”), Initial (“Class I”), Class R6, Service (“Class S”), Service 2 (“Class S2”) and Class T; however, each Portfolio may not offer all share classes. Shares of the Portfolios may be offered to separate accounts (“Separate Accounts”) of insurance companies as investment options in connection with variable annuity contracts and variable life insurance policies (“Variable Contracts”) and to certain of the Portfolios’ investment advisers and their affiliates. In the future, shares may also be offered to qualified pension and retirement plans (“Qualified Plans”) outside the Separate Account context. With the exception of class specific matters, each class has equal voting rights as to voting privileges. For class specific proposals, only the applicable class would have voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a portfolio and earn income and realized gains/losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if any, as well as differences in the amount of waiver of fees and reimbursement of expenses between the separate classes, if any.
Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Portfolios. Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, serves as the Sub-Adviser to the Portfolios. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.
Each Portfolio seeks to achieve its investment objective by investing in other investment companies (“Underlying Funds”) and uses asset allocation strategies to determine how much to invest in the Underlying Funds. The investment objective of the Portfolios is described in the respective Portfolio’s Prospectus.
NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.
A. Security Valuation. Each Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Portfolio is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”),

40

NOTES TO FINANCIAL STATEMENTS as of June 30, 2021 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and a Portfolio does not transact purchase and redemption orders. To the extent a Portfolio’s assets are traded in other markets on days when a Portfolio does not price its shares, the value of a Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of a Portfolio.
Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.
When a market quotation is not readily available or is deemed unreliable, each Portfolio will determine a fair value for the relevant asset in accordance with procedures adopted by the Portfolios’ Board. Such procedures provide, for example, that: (a) Exchange-traded securities are valued at the mean of the closing bid and ask; (b) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (c) Securities traded in the over-the-counter (“OTC”) market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by an independent pricing service; (f) OTC swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency exchange contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and each Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service; and (h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.
The prospectuses of the open-end registered investment companies in which each Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
Foreign securities’ (including forward foreign currency exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.
All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be

41

NOTES TO FINANCIAL STATEMENTS as of June 30, 2021 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Portfolios’ valuation procedures; a “Pricing Committee” comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Portfolios. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine each Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Portfolio.
Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. The Portfolios classify each of their investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds. A table summarizing the Portfolios’ investments under these levels of classification is included within the Portfolio of Investments.
GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Portfolio has a significant amount of Level 3 investments.
B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as income distributions in the Statements of Operations. Capital gain distributions received from the Underlying Funds are recognized on the ex-dividend date and are recorded on the Statements of Operations as such. Realized gains and losses are reported on the basis of identified cost of securities sold.
C. Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Each Portfolio declares and pays dividends from net investment income and capital gain distributions, if any, annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.
D. Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.
The Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.
E. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
F. Risk Exposures and the Use of Derivative Instruments. Each Portfolio’s investment strategies permit it to enter into various types of derivatives contracts,

42

NOTES TO FINANCIAL STATEMENTS as of June 30, 2021 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

including, but not limited to, futures contracts. In doing so, a Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow a Portfolio to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.
In pursuit of its investment objectives, a Portfolio may seek to increase or decrease its exposure to the following market or credit risk factors:
Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Portfolio to achieve its investment objectives.
Risks of Investing in Derivatives. Each Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.
Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Portfolio and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Portfolio to the risk of improper valuation.
Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated OTC with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Portfolio to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.
G. Futures Contracts. Certain Portfolios may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. A Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when each Portfolio’s assets are valued.
Upon entering into a futures contract, a Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by a Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses and, if any, shown as variation margin receivable or payable on futures contracts on the Statement of Assets and Liabilities.Open futures contracts are reported on a table following each Portfolio’s Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts, if any, are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the Statements of

43

NOTES TO FINANCIAL STATEMENTS as of June 30, 2021 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statements of Operations. Realized gains (losses) are reported in the Statements of Operations at the closing or expiration of futures contracts.
Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the period ended June 30, 2021, certain Portfolios used futures to enact tactical positions and to provide the Portfolios with greater liquidity. Certain Portfolios had purchased and sold futures contracts on various equity indices and also purchased and sold futures contracts on various U.S. Treasury Notes and Bonds. Futures contracts are purchased to provide immediate market exposure proportionate to the size of the Portfolio’s respective cash flows and residual cash balances in order to decrease potential tracking error if the cash remained uninvested in the market. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where the Portfolios are unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Portfolios’ securities. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
During the period ended June 30, 2021, the following Portfolios had average notional values on futures contracts purchased and sold as disclosed below. There were no open futures contracts for any Portfolio at June 30, 2021.
	Purchased	Sold
Solution Income	$4,945,455	$4,957,647
Solution Moderately Aggressive	9,443,465	9,104,230
Solution 2025	9,443,465	9,453,010
Solution 2035	13,527,380	13,495,680
Solution 2045	13,180,880	13,096,877
Solution 2055	3,498,000	3,488,886
H. Offering Costs. Costs incurred with the offering of shares of a Portfolio are deferred and amortized over a twelve month period on a straight-line basis starting at the commencement of operations.
I. Indemnifications. In the normal course of business, the Company may enter into contracts that provide certain indemnifications. The Company’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.
NOTE 3 — INVESTMENTS IN UNDERLYING FUNDS
For the period ended June 30, 2021, the cost of purchases and the proceeds from sales of the Underlying Funds were as follows:
	Purchases	Sales
Solution Aggressive	$6,984,351	$7,525,858
Solution Balanced	14,072,795	13,262,935
Solution Conservative	4,854,191	5,092,924
Solution Income	37,064,460	54,666,286
Solution Moderately Aggressive	94,789,074	133,497,887
Solution Moderately Conservative	9,863,179	10,268,696
Solution 2025	105,892,679	145,946,887
Solution 2030	14,563,427	14,450,799
Solution 2035	125,162,692	168,052,519
Solution 2040	12,054,077	12,204,152
Solution 2045	76,988,264	109,360,937
Solution 2050	9,609,011	13,177,283
Solution 2055	37,378,033	46,739,129
Solution 2060	7,712,197	9,721,740
Solution 2065	1,496,734	853,125
NOTE 4 — INVESTMENT MANAGEMENT FEES
The Portfolios have entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Portfolios. The Investment Adviser oversees all investment management and portfolio management services for the Portfolios and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates: 0.20% of each Portfolio’s average daily nets assets invested in affiliated Underlying Funds and 0.40% of each Portfolio’s average daily net assets invested in unaffiliated Underlying Funds and/or other direct investments.
The Investment Adviser has entered into a sub-advisory agreement with Voya IM with respect to each Portfolio. Voya IM provides investment advice for the Portfolios and is paid by the Investment Adviser based on the average daily net assets of each respective Portfolio. Subject to

44

NOTES TO FINANCIAL STATEMENTS as of June 30, 2021 (Unaudited) (continued)

NOTE 4 — INVESTMENT MANAGEMENT FEES (continued)

such policies as the Board or the Investment Adviser may determine, Voya IM manages the Portfolios’ assets in accordance with the Portfolios’ investment objectives, policies, and limitations.
NOTE 5 — DISTRIBUTION AND SERVICE FEES
Classes ADV, S2 and T of the respective Portfolios have a plan of distribution (each a “Plan” and collectively, the “Plans”), whereby the Distributor is reimbursed or compensated by the Portfolios for expenses incurred in the distribution of each Portfolio’s shares. The Distributor may pay, on behalf of each Portfolio, out of its distribution fee, compensation to certain financial institutions for providing distribution assistance pursuant to a Distribution Services Agreement. Under the Plans, each Portfolio makes payments to the Distributor at an annual rate of 0.25% of each Portfolio’s average daily net assets attributable to its Class ADV shares and each Portfolio makes payments to the Distributor at an annual rate of 0.15% and 0.45% of each Portfolio’s average daily net assets attributable to its Class S2 and Class T shares, respectively.
The Company has a shareholder servicing plan (“Service Plan”) for the Classes ADV, S, S2 and T shares of each respective Portfolio. The Service Plan allows the Distributor to enter into shareholder servicing agreements with insurance companies, broker dealers or other financial intermediaries that provide administrative services related to Classes ADV, S, S2 and T shares and their shareholders including Variable Contract owners or Qualified Plan participants with interests in the Portfolios. Under the Service Plan, each Portfolio makes payments to the Distributor which shall not exceed an annual rate of 0.25% of each applicable Portfolio’s average daily net assets attributable to its Classes ADV, S, S2 and T shares.
NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES
At June 30, 2021, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. owned more than 5% of the following Portfolios:
Subsidiary	Portfolio	Percentage
Voya Institutional Trust Company	Solution Balanced	6.81%
	Solution Conservative	7.08
	Solution Income	38.22
	Solution 2025	26.88
	Solution 2030	19.40
	Solution 2035	23.28
	Solution 2040	18.05
	Solution 2045	20.86
	Solution 2050	19.74
	Solution 2055	16.31
Subsidiary	Portfolio	Percentage
	Solution 2060	17.30
Voya Investment Management Co. LLC	Solution 2065	64.54
Voya Retirement Insurance and Annuity Company	Solution Aggressive	97.17
	Solution Balanced	93.19
	Solution Conservative	92.92
	Solution Income	56.15
	Solution Moderately Aggressive	7.00
	Solution Moderately Conservative	99.31
	Solution 2025	69.59
	Solution 2030	80.47
	Solution 2035	73.85
	Solution 2040	81.93
	Solution 2045	77.90
	Solution 2050	80.24
	Solution 2055	83.68
	Solution 2060	82.68
	Solution 2065	30.78
The Portfolios have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent directors, as described in the DC Plan, to defer the receipt of all or a portion of the directors’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the director under the DC Plan, the amounts deferred are invested in shares of the funds selected by the director (the “Notional Funds”). When the Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the directors’ deferred fees, this results in a Portfolio asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of directors’ fees under the DC Plan will not affect net assets of the Portfolios, and will not materially affect the Portfolios’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.
The Portfolios may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the period ended June 30, 2021, the per account fees for affiliated recordkeeping services paid by each Portfolio were as follows:
Portfolio	Amount
Solution Aggressive	$5,756
Solution Balanced	11,217
Solution Conservative	2,573
Solution Income	76,871
Solution Moderately Aggressive	17,267
Solution Moderately Conservative	14,103
Solution 2025	137,618
Solution 2030	23,907
Solution 2035	180,133

45

NOTES TO FINANCIAL STATEMENTS as of June 30, 2021 (Unaudited) (continued)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

Portfolio	Amount
Solution 2040	24,761
Solution 2045	198,537
Solution 2050	28,788
Solution 2055	126,355
Solution 2060	30,542
Solution 2065	786
NOTE 7 — EXPENSE LIMITATION AGREEMENT
The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with each Portfolio whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses to the levels listed below:
Portfolio(1)	Class ADV	Class I	Class R6	Class S	Class S2	Class T
Solution Aggressive	1.39%	0.89%	0.89%	1.14%	1.29%	N/A
Solution Balanced	1.30%	0.80%	0.80%	1.05%	1.20%	N/A
Solution Conservative	1.16%	0.66%	0.66%	0.91%	1.06%	N/A
Solution Income	1.18%	0.68%	N/A	0.93%	1.08%	1.38%
Solution Moderately Aggressive	1.38%	0.88%	0.88%	1.13%	1.28%	N/A
Solution Moderately Conservative	1.24%	0.74%	0.74%	0.99%	1.14%	N/A
Solution 2025	1.28%	0.78%	N/A	1.03%	1.18%	1.48%
Solution 2030	1.29%	0.79%	N/A	1.04%	1.19%	1.49%
Solution 2035	1.33%	0.83%	N/A	1.08%	1.23%	1.53%
Solution 2040	1.33%	0.83%	N/A	1.08%	1.23%	1.53%
Solution 2045	1.36%	0.86%	N/A	1.11%	1.26%	1.56%
Solution 2050	1.36%	0.86%	N/A	1.11%	1.26%	1.56%
Solution 2055	1.36%	0.86%	N/A	1.11%	1.26%	1.56%
Solution 2060	1.37%	0.87%	N/A	1.12%	1.27%	1.57%
Solution 2065	1.37%	0.87%	N/A	1.12%	1.27%	1.57%
Pursuant to a side letter agreement, through May 1, 2022, the Investment Adviser has further lowered the expense limits for the following Portfolios. If the Investment Adviser elects not to renew the side letter agreement, the expense limits will revert to the limits listed in the table above. There is no guarantee that this side letter agreements will continue. Termination or modification of this obligation requires approval by the Board.
Portfolio(1)(2)(3)	Class ADV	Class I	Class S	Class S2	Class T
Solution 2025	1.22%	0.72%	0.97%	1.12%	1.42%
Solution 2030	1.22%	0.72%	0.97%	1.12%	1.42%
Solution 2035	1.23%	0.73%	0.98%	1.13%	1.43%
Portfolio(1)(2)(3)	Class ADV	Class I	Class S	Class S2	Class T
Solution 2040	1.23%	0.73%	0.98%	1.13%	1.43%
Solution 2045	1.25%	0.75%	1.00%	1.15%	1.45%
Solution 2050	1.26%	0.76%	1.01%	1.16%	1.46%
Solution 2055	1.28%	0.78%	1.03%	1.18%	1.48%
Solution 2060	1.30%	0.80%	1.05%	1.20%	1.50%
Solution 2065	1.30%	0.80%	1.05%	1.20%	1.50%

(1)
The operating expense limits take into account the operating expenses incurred at the Underlying Fund level. The amount of fees and expenses of an Underlying Fund borne by each Portfolio will vary based on each Portfolio’s allocation of assets to, and the net expenses of, a particular Underlying Fund.

(2)
Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment.

(3)
Prior to January 1, 2021, the side letter expense limits for the following Portfolio’s were as follows:

Portfolio	Class ADV	Class I	Class S	Class S2	Class T
Solution 2025	1.24%	0.74%	0.99%	1.14%	1.44%
Solution 2030	1.24%	0.74%	0.99%	1.14%	1.44%
Solution 2035	1.27%	0.77%	1.02%	1.17%	1.47%
Solution 2040	1.27%	0.77%	1.02%	1.17%	1.47%
Solution 2045	1.30%	0.80%	1.05%	1.20%	1.50%
Solution 2050	1.30%	0.80%	1.05%	1.20%	1.50%
Solution 2055	1.30%	0.80%	1.05%	1.20%	1.50%
Unless otherwise specified above, the Investment Adviser may at a later date recoup from a Portfolio for fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.
As of June 30, 2021 the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser and the related expiration dates are as follows:
	June 30,
	2022	2023	2024	Total
Solution Aggressive	$34,059	$25,574	$6,609	$66,242
Solution Balanced	48,849	23,396	5,419	77,664
Solution Conservative	45,482	43,150	27,775	116,407
Solution Income	382,691	257,187	291,711	931,589
Solution Moderately Aggressive	137,841	—	—	137,841
Solution Moderately Conservative	47,347	50,146	33,794	131,287

46

NOTES TO FINANCIAL STATEMENTS as of June 30, 2021 (Unaudited) (continued)

NOTE 7 — EXPENSE LIMITATION AGREEMENT (continued)

In addition to the above waived and/or reimbursed fees, the amount of class specific fees waived or reimbursed that are subject to possible recoupment by the Investment Adviser, and the related expiration dates, as of June 30, 2021, are as follows:
	June 30,
	2022	2023	2024	Total
Solution Aggressive
Class ADV	$—	$1,702	$4,266	$5,968
Class I	—	210	334	544
Class S	—	1,900	4,431	6,331
Class S2	—	859	1,937	2,796
Solution Balanced
Class ADV	—	2,971	6,114	9,085
Class I	—	698	1,795	2,493
Class S	—	5,758	12,685	18,443
Class S2	—	703	1,092	1,795
Solution Conservative
Class ADV	—	1,830	2,297	4,127
Class I	—	199	121	320
Class S	—	810	1,127	1,937
Class S2	—	262	689	951
Solution Moderately Conservative
Class ADV	—	2,970	5,808	8,778
Class I	—	20	34	54
Class S	—	7,938	17,544	25,482
Class S2	—	2,141	4,510	6,651
The Expense Limitation Agreement is contractual through May 1, 2022 for all Portfolios and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.
NOTE 8 — LINE OF CREDIT
Effective June 14, 2021, the Portfolios, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 13, 2022. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of a Portfolio or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 14, 2021, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 14, 2021.
Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.
The following Portfolios utilized the line of credit during the period ended June 30, 2021:
Portfolio	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
Solution Income	1	$1,442,000	1.28%
Solution Moderately Aggressive	2	1,957,500	1.28
Solution 2025	1	7,981,000	1.28
Solution 2035	3	6,427,000	1.28
Solution 2040	1	1,002,000	1.28
Solution 2045	2	5,020,000	1.28
Solution 2050	1	829,000	1.28
Solution 2055	2	3,404,500	1.28

NOTE 9 — CAPITAL SHARES
Transactions in capital shares and dollars were as follows:
	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Solution Aggressive
Class ADV
6/30/2021	33,697	—	—	(48,031)	(14,334)	506,083	—	—	(727,216)	(221,133)
12/31/2020	89,098	—	21,601	(129,063)	(18,364)	1,087,710	—	256,190	(1,602,218)	(258,318)
Class I
6/30/2021	2,559	—	—	(280)	2,279	39,588	—	—	(4,220)	35,368
12/31/2020	9,644	—	1,387	(35,192)	(24,161)	123,057	—	16,865	(358,654)	(218,732)
Class R6
6/30/2021	137,330	—	—	(119,070)	18,260	2,125,295	—	—	(1,843,715)	281,580
12/31/2020	337,209	—	87,498	(159,540)	265,167	4,255,365	—	1,063,984	(2,068,046)	3,251,303
47

NOTES TO FINANCIAL STATEMENTS as of June 30, 2021 (Unaudited) (continued)

NOTE 9 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Solution Aggressive (continued)
Class S
6/30/2021	38,738	—	—	(18,247)	20,491	592,839	—	—	(275,343)	317,496
12/31/2020	53,653	—	23,804	(113,791)	(36,334)	652,888	—	285,893	(1,417,509)	(478,728)
Class S2
6/30/2021	13,545	—	—	(76,036)	(62,491)	199,011	—	—	(1,129,284)	(930,273)
12/31/2020	47,125	—	11,589	(29,393)	29,321	567,480	—	136,405	(353,406)	350,479
Solution Balanced
Class ADV
6/30/2021	66,837	—	—	(128,992)	(62,155)	713,730	—	—	(1,376,236)	(662,506)
12/31/2020	94,757	—	69,781	(332,053)	(167,515)	890,391	—	641,988	(3,189,844)	(1,657,465)
Class I
6/30/2021	11,676	—	—	(18,295)	(6,619)	131,335	—	—	(199,697)	(68,362)
12/31/2020	119,774	—	16,669	(79,913)	56,530	1,231,503	—	159,522	(781,833)	609,192
Class R6
6/30/2021	211,351	—	—	(265,102)	(53,751)	2,355,239	—	—	(2,950,609)	(595,370)
12/31/2020	442,113	—	149,609	(508,665)	83,057	4,241,291	—	1,431,759	(5,023,701)	649,349
Class S
6/30/2021	231,575	—	—	(26,900)	204,675	2,565,937	—	—	(293,211)	2,272,726
12/31/2020	165,753	—	140,147	(475,466)	(169,566)	1,553,525	—	1,304,764	(4,482,352)	(1,624,063)
Class S2
6/30/2021	6,798	—	—	(35,266)	(28,468)	73,361	—	—	(380,331)	(306,970)
12/31/2020	38,703	—	17,103	(158,139)	(102,333)	364,856	—	158,546	(1,493,083)	(969,681)
Solution Conservative
Class ADV
6/30/2021	30,150	—	—	(106,952)	(76,802)	360,776	—	—	(1,275,764)	(914,988)
12/31/2020	52,501	—	17,557	(416,710)	(346,652)	584,107	—	195,578	(4,743,058)	(3,963,374)
Class I
6/30/2021	53,988	—	—	(8,808)	45,180	661,668	—	—	(104,871)	556,797
12/31/2020	13,918	—	554	(52,202)	(37,730)	161,370	—	6,223	(586,834)	(419,241)
Class R6
6/30/2021	70,812	—	—	(45,956)	24,856	860,944	—	—	(556,969)	303,975
12/31/2020	404,463	—	31,559	(273,663)	162,359	4,639,656	—	354,405	(3,140,906)	1,853,155
Class S
6/30/2021	14,849	—	—	(20,839)	(5,990)	179,054	—	—	(248,961)	(69,907)
12/31/2020	80,278	—	9,831	(153,880)	(63,771)	904,470	—	110,012	(1,692,256)	(677,774)
Class S2
6/30/2021	18,436	—	—	(35,570)	(17,134)	217,541	—	—	(422,155)	(204,614)
12/31/2020	102,428	—	5,131	(19,899)	87,660	1,106,315	—	56,749	(223,372)	939,692
Solution Income
Class ADV
6/30/2021	358,647	—	—	(954,342)	(595,695)	4,665,802	—	—	(12,428,984)	(7,763,182)
12/31/2020	499,574	973,643	272,254	(2,196,869)	(451,398)	5,916,380	11,732,481	3,264,320	(25,688,891)	(4,775,710)
Class I
6/30/2021	285,390	—	—	(770,562)	(485,172)	3,831,620	—	—	(10,353,350)	(6,521,730)
12/31/2020	919,878	631,142	176,227	(4,704,456)	(2,977,209)	11,174,951	7,781,780	2,162,299	(60,069,442)	(38,950,412)
Class S
6/30/2021	237,407	—	—	(721,827)	(484,420)	3,154,988	—	—	(9,589,971)	(6,434,983)
12/31/2020	462,318	773,830	200,671	(1,997,040)	(560,221)	5,586,152	9,475,047	2,446,178	(24,068,794)	(6,561,417)
Class S2
6/30/2021	107,013	—	—	(26,912)	80,101	1,395,559	—	—	(348,891)	1,046,668
12/31/2020	35,927	37,941	9,062	(129,729)	(46,799)	426,312	453,071	107,658	(1,533,250)	(546,209)
Class T
6/30/2021	176	—	—	(3,032)	(2,856)	2,459	—	—	(42,741)	(40,282)
12/31/2020	938	1,363	114	(12,332)	(9,917)	11,890	17,732	1,483	(139,834)	(108,729)
Solution Moderately Aggressive
Class ADV
6/30/2021	125,068	—	—	(200,764)	(75,696)	1,707,067	—	—	(2,814,380)	(1,107,313)
12/31/2020	196,866	—	174,267	(436,342)	(65,209)	2,297,028	—	1,962,248	(5,012,717)	(753,441)
Class I
6/30/2021	27,279	—	—	(15,916)	11,363	393,027	—	—	(223,763)	169,264
12/31/2020	34,551	—	32,936	(91,257)	(23,770)	414,057	—	378,760	(966,414)	(173,597)
Class R6
6/30/2021	183,689	—	—	(212,700)	(29,011)	2,614,713	—	—	(2,973,658)	(358,945)
12/31/2020	564,724	—	161,659	(314,905)	411,478	6,921,450	—	1,857,459	(3,720,594)	5,058,315
Class S
6/30/2021	48,052	—	—	(2,973,893)	(2,925,841)	662,556	—	—	(41,566,289)	(40,903,733)
12/31/2020	204,767	—	4,034,877	(6,154,699)	(1,915,055)	2,309,295	—	45,876,550	(72,983,967)	(24,798,122)
Class S2
6/30/2021	36,544	—	—	(13,773)	22,771	500,166	—	—	(186,484)	313,682
12/31/2020	37,790	—	7,546	(17,263)	28,073	448,159	—	85,953	(210,374)	323,738
48

NOTES TO FINANCIAL STATEMENTS as of June 30, 2021 (Unaudited) (continued)

NOTE 9 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Solution Moderately Conservative
Class ADV
6/30/2021	30,344	—	—	(89,738)	(59,394)	334,472	—	—	(1,000,634)	(666,162)
12/31/2020	56,038	—	31,926	(223,402)	(135,438)	559,807	—	314,149	(2,214,131)	(1,340,175)
Class I
6/30/2021	1,046	—	—	(580)	466	12,004	—	—	(6,572)	5,432
12/31/2020	5,194	—	93	(7,959)	(2,672)	53,806	—	959	(72,225)	(17,460)
Class R6
6/30/2021	126,161	—	—	(87,226)	38,935	1,454,804	—	—	(1,008,607)	446,197
12/31/2020	294,779	—	37,122	(94,052)	237,849	3,066,609	—	381,248	(964,932)	2,482,925
Class S
6/30/2021	65,678	—	—	(84,272)	(18,594)	737,264	—	—	(940,081)	(202,817)
12/31/2020	152,429	—	93,638	(258,880)	(12,813)	1,534,888	—	939,184	(2,530,859)	(56,787)
Class S2
6/30/2021	25,305	—	—	(40,946)	(15,641)	276,826	—	—	(452,957)	(176,131)
12/31/2020	49,781	—	25,431	(138,329)	(63,117)	499,678	—	250,747	(1,373,822)	(623,397)
Solution 2025
Class ADV
6/30/2021	559,010	—	—	(2,045,419)	(1,486,409)	7,008,898	—	—	(25,684,537)	(18,675,639)
12/31/2020	1,041,966	—	1,295,768	(4,936,510)	(2,598,776)	11,559,828	—	14,227,528	(54,463,054)	(28,675,698)
Class I
6/30/2021	404,416	—	—	(1,759,040)	(1,354,624)	5,195,602	—	—	(23,031,756)	(17,836,154)
12/31/2020	2,994,244	—	1,429,995	(20,472,700)	(16,048,461)	34,210,086	—	16,158,946	(249,947,335)	(199,578,303)
Class S
6/30/2021	782,190	—	—	(1,442,187)	(659,997)	10,019,848	—	—	(18,365,504)	(8,345,656)
12/31/2020	1,446,795	—	1,555,138	(4,643,941)	(1,642,008)	16,382,976	—	17,355,345	(51,982,211)	(18,243,890)
Class S2
6/30/2021	158,064	—	—	(61,648)	96,416	1,986,033	—	—	(759,963)	1,226,070
12/31/2020	108,315	—	50,128	(321,829)	(163,386)	1,186,999	—	543,386	(3,321,569)	(1,591,184)
Class T
6/30/2021	5,553	—	—	(13,056)	(7,503)	72,623	—	—	(175,458)	(102,835)
12/31/2020	1,353	—	1,849	(12,702)	(9,500)	15,776	—	21,508	(139,967)	(102,683)
Solution 2030
Class ADV
6/30/2021	211,085	—	—	(179,707)	31,378	3,615,124	—	—	(3,144,760)	470,364
12/31/2020	366,092	—	74,337	(331,665)	108,764	5,451,415	—	1,092,015	(4,949,160)	1,594,270
Class I
6/30/2021	104,722	—	—	(200,681)	(95,959)	1,854,488	—	—	(3,587,468)	(1,732,980)
12/31/2020	185,684	—	47,580	(295,587)	(62,323)	2,822,986	—	721,318	(4,517,908)	(973,604)
Class S
6/30/2021	115,428	—	—	(74,248)	41,180	2,034,069	—	—	(1,307,788)	726,281
12/31/2020	411,257	—	53,288	(289,095)	175,450	6,408,420	—	801,977	(4,346,924)	2,863,473
Class S2
6/30/2021	29,669	—	—	(427)	29,242	524,097	—	—	(7,360)	516,737
12/31/2020	29,743	—	1,883	(22,160)	9,466	403,391	—	27,984	(304,825)	126,550
Class T
6/30/2021	232	—	—	(149)	83	3,939	—	—	(2,588)	1,351
12/31/2020	538	—	127	(36)	629	7,670	—	1,861	(531)	9,000
Solution 2035
Class ADV
6/30/2021	522,023	—	—	(1,679,047)	(1,157,024)	6,704,094	—	—	(21,532,851)	(14,828,757)
12/31/2020	944,816	—	1,591,872	(3,912,785)	(1,376,097)	10,293,999	—	17,064,874	(43,614,127)	(16,255,254)
Class I
6/30/2021	476,799	—	—	(2,370,298)	(1,893,499)	6,277,517	—	—	(31,851,978)	(25,574,461)
12/31/2020	3,430,663	—	2,312,940	(23,678,053)	(17,934,450)	38,613,364	—	25,557,984	(292,423,757)	(228,252,409)
Class S
6/30/2021	783,121	—	—	(1,119,244)	(336,123)	10,284,818	—	—	(14,556,336)	(4,271,518)
12/31/2020	1,359,249	—	2,331,093	(3,702,429)	(12,087)	15,080,765	—	25,432,218	(41,385,016)	(872,033)
Class S2
6/30/2021	141,044	—	—	(100,226)	40,818	1,799,225	—	—	(1,247,232)	551,993
12/31/2020	126,111	—	97,849	(497,023)	(273,063)	1,356,763	—	1,021,548	(5,312,720)	(2,934,409)
Class T
6/30/2021	359	—	—	(38,771)	(38,412)	4,889	—	—	(534,074)	(529,185)
12/31/2020	1,967	—	2,990	(475)	4,482	22,675	—	34,001	(4,758)	51,918
Solution 2040
Class ADV
6/30/2021	112,054	—	—	(142,087)	(30,033)	2,068,109	—	—	(2,632,388)	(564,279)
12/31/2020	296,802	—	68,051	(347,476)	17,377	4,558,764	—	1,024,164	(5,369,506)	213,422
49

NOTES TO FINANCIAL STATEMENTS as of June 30, 2021 (Unaudited) (continued)

NOTE 9 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Solution 2040 (continued)
Class I
6/30/2021	118,413	—	—	(213,410)	(94,997)	2,231,608	—	—	(4,046,768)	(1,815,160)
12/31/2020	195,258	—	47,129	(253,137)	(10,750)	3,102,664	—	732,390	(3,948,698)	(113,644)
Class S
6/30/2021	138,388	—	—	(44,306)	94,082	2,648,432	—	—	(822,360)	1,826,072
12/31/2020	189,719	—	37,902	(155,785)	71,836	2,994,848	—	583,691	(2,398,286)	1,180,253
Class S2
6/30/2021	25,841	—	—	(3,554)	22,287	491,377	—	—	(63,806)	427,571
12/31/2020	15,641	—	4,781	(10,857)	9,565	236,829	—	72,338	(164,384)	144,783
Class T
6/30/2021	103	—	—	(2,276)	(2,173)	1,879	—	—	(42,492)	(40,613)
12/31/2020	878	—	133	(197)	814	13,293	—	1,993	(3,209)	12,077
Solution 2045
Class ADV
6/30/2021	521,029	—	—	(1,296,419)	(775,390)	6,863,058	—	—	(17,083,510)	(10,220,452)
12/31/2020	833,851	—	1,011,331	(2,265,543)	(420,361)	9,067,559	—	10,669,545	(24,578,928)	(4,841,824)
Class I
6/30/2021	407,069	—	—	(2,344,542)	(1,937,473)	5,545,695	—	—	(32,148,849)	(26,603,154)
12/31/2020	3,557,942	—	2,015,187	(21,852,796)	(16,279,667)	39,191,495	—	21,965,536	(271,756,675)	(210,599,644)
Class S
6/30/2021	562,797	—	—	(690,876)	(128,079)	7,492,653	—	—	(9,197,603)	(1,704,950)
12/31/2020	1,337,418	—	1,666,300	(2,977,403)	26,315	14,405,327	—	17,862,735	(33,076,803)	(808,741)
Class S2
6/30/2021	291,393	—	—	(59,926)	231,467	3,884,148	—	—	(765,717)	3,118,431
12/31/2020	103,434	—	45,800	(221,553)	(72,319)	1,086,292	—	477,241	(2,342,796)	(779,263)
Class T
6/30/2021	277	—	—	(160)	117	3,781	—	—	(2,237)	1,544
12/31/2020	1,585	—	816	(14,639)	(12,238)	17,982	—	9,066	(136,438)	(109,390)
Solution 2050
Class ADV
6/30/2021	77,214	—	—	(150,214)	(73,000)	1,476,208	—	—	(2,893,966)	(1,417,758)
12/31/2020	261,472	—	57,371	(240,083)	78,760	4,064,197	—	884,091	(3,927,893)	1,020,395
Class I
6/30/2021	86,414	—	—	(227,799)	(141,385)	1,717,985	—	—	(4,535,225)	(2,817,240)
12/31/2020	218,069	—	40,811	(268,542)	(9,662)	3,520,006	—	652,158	(4,361,079)	(188,915)
Class S
6/30/2021	58,570	—	—	(46,912)	11,658	1,156,472	—	—	(914,832)	241,640
12/31/2020	130,272	—	30,335	(142,681)	17,926	2,080,512	—	478,997	(2,283,576)	275,933
Class S2
6/30/2021	26,980	—	—	(3,391)	23,589	537,165	—	—	(66,733)	470,432
12/31/2020	7,538	—	1,530	(10,201)	(1,133)	119,535	—	23,826	(168,868)	(25,507)
Class T
6/30/2021	—	—	—	(18)	(18)	—	—	—	(363)	(363)
12/31/2020	—	—	21	(23)	(2)	—	—	333	(403)	(70)
Solution 2055
Class ADV
6/30/2021	237,159	—	—	(391,180)	(154,021)	3,806,934	—	—	(6,318,140)	(2,511,206)
12/31/2020	499,545	—	240,856	(663,500)	76,901	6,485,108	—	3,090,178	(8,900,873)	674,413
Class I
6/30/2021	185,794	—	—	(838,747)	(652,953)	3,056,971	—	—	(13,663,890)	(10,606,919)
12/31/2020	2,653,382	—	705,071	(9,587,365)	(6,228,912)	34,992,948	—	9,250,529	(144,045,909)	(99,802,432)
Class S
6/30/2021	315,857	—	—	(213,924)	101,933	5,154,966	—	—	(3,454,323)	1,700,643
12/31/2020	779,560	—	320,925	(542,858)	557,627	10,182,899	—	4,155,976	(7,198,051)	7,140,824
Class S2
6/30/2021	108,317	—	—	(16,410)	91,907	1,787,056	—	—	(257,297)	1,529,759
12/31/2020	63,528	—	10,784	(79,763)	(5,451)	847,963	—	139,214	(944,472)	42,705
Class T
6/30/2021	13	—	—	(738)	(725)	214	—	—	(12,295)	(12,081)
12/31/2020	350	—	114	(34)	430	4,582	—	1,502	(477)	5,607
Solution 2060
Class ADV
6/30/2021	93,381	—	—	(106,445)	(13,064)	1,316,316	—	—	(1,508,182)	(191,866)
12/31/2020	266,536	—	36,578	(198,454)	104,660	3,031,702	—	412,239	(2,327,329)	1,116,612
Class I
6/30/2021	92,451	—	—	(251,200)	(158,749)	1,321,651	—	—	(3,585,328)	(2,263,677)
12/31/2020	292,971	—	31,929	(155,379)	169,521	3,366,031	—	365,911	(1,803,499)	1,928,443
Class S
6/30/2021	123,009	—	—	(124,433)	(1,424)	1,721,009	—	—	(1,742,340)	(21,331)
12/31/2020	223,987	—	28,469	(136,731)	115,725	2,525,781	—	321,696	(1,565,966)	1,281,511
50

NOTES TO FINANCIAL STATEMENTS as of June 30, 2021 (Unaudited) (continued)

NOTE 9 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Solution 2060 (continued)
Class S2
6/30/2021	37,986	—	—	(3,445)	34,541	549,356	—	—	(48,458)	500,898
12/31/2020	14,826	—	1,760	(3,225)	13,361	166,978	—	19,875	(35,397)	151,456
Class T
6/30/2021	—	—	—	(29)	(29)	—	—	—	(413)	(413)
12/31/2020	29	—	19	—*	48	366	—	215	—*	581
Solution 2065
Class ADV
6/30/2021	23,196	—	—	(14,297)	8,899	288,164	—	—	(177,402)	110,762
7/29/2020(1) - 12/31/2020	88,970	—	1,433	(2,790)	87,613	915,673	—	16,550	(31,818)	900,405
Class I
6/30/2021	17,469	—	—	(7,527)	9,942	214,279	—	—	(97,369)	116,910
7/29/2020(1) - 12/31/2020	88,759	—	1,601	—*	90,360	889,326	—	18,505	—*	907,831
Class S
6/30/2021	38,792	—	—	(9,748)	29,044	478,729	—	—	(119,488)	359,241
7/29/2020(1) - 12/31/2020	93,025	—	1,414	(11,836)	82,603	965,808	—	16,346	(130,798)	851,355
Class S2
6/30/2021	4,886	—	—	—*	4,886	62,205	—	—	—*	62,205
7/29/2020(1) - 12/31/2020	2,200	—	36	—	2,236	21,999	—	422	—	22,421
Class T
6/30/2021	—	—	—	—	—	—	—	—	—	—
7/29/2020(1) - 12/31/2020	300	—	5	—	305	3,000	—	54	—	3,054

(1)
Commencement of operations

*
Share amount is less than 0.500 or $0.50.

NOTE 10 — FEDERAL INCOME TAXES
The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of futures contracts, short-term capital gains, straddle loss deferrals and wash sale deferrals.
Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.
The tax composition of dividends and distributions to shareholders was as follows:
	Year Ended December 31, 2020		Year Ended December 31, 2019
	Ordinary Income	Long-term Capital Gains	Ordinary Income	Long-term Capital Gains
Solution Aggressive	$394,195	$1,365,142	$290,677	$1,455,126
Solution Balanced	1,564,710	2,131,869	1,264,865	3,344,512
Solution Conservative	535,080	187,887	387,065	145,002
Solution Income	7,420,988	560,950	10,228,302	5,951,736
Solution Moderately Aggressive	10,679,656	39,481,314	13,618,660	46,647,449
Solution Moderately Conservative	1,031,400	854,887	736,476	738,076
Solution 2025	17,407,400	30,899,313	19,364,337	45,142,629
Solution 2030	926,283	1,719,132	760,490	2,322,107
Solution 2035	15,624,659	53,485,966	18,536,013	62,124,081
Solution 2040	691,140	1,723,766	557,785	2,059,165
Solution 2045	10,941,963	40,042,161	12,677,673	55,716,452
Solution 2050	528,816	1,510,883	401,860	1,821,588
Solution 2055	3,516,199	13,121,200	3,576,235	16,562,207
Solution 2060	302,676	817,260	224,632	852,776
Solution 2065	41,291	10,586	—	—

51

NOTES TO FINANCIAL STATEMENTS as of June 30, 2021 (Unaudited) (continued)

NOTE 10 — FEDERAL INCOME TAXES (continued)

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2020 were:
	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Appreciation/ (Depreciation)	Capital Loss Carryforwards
				Amount	Character	Expiration
Solution Aggressive	$331,319	$—	$3,035,215	$(116,436)	Long-term	None
Solution Balanced	1,121,312	—	6,140,208	(400,639)	Long-term	None
Solution Conservative	628,248	73,585	990,262	—	—	—
Solution Income	12,333,615	6,578,065	25,290,713	—	—	—
Solution Moderately Aggressive	9,988,895	—	74,696,414	(11,720,578)	Long-term	None
Solution Moderately Conservative	977,308	—	3,759,222	(342,790)	Long-term	None
Solution 2025	28,672,240	16,480,468	64,230,849	—	—	—
Solution 2030	1,456,551	26,658	5,294,930	—	—	—
Solution 2035	28,998,831	12,118,579	83,962,947	—	—	—
Solution 2040	905,599	150,075	4,592,937	—	—	—
Solution 2045	26,235,826	20,007,836	63,803,144	—	—	—
Solution 2050	598,707	396,634	4,065,307	—	—	—
Solution 2055	11,705,147	12,460,664	19,507,793	—	—	—
Solution 2060	368,509	372,966	2,888,565	—	—	—
Solution 2065	23,193	27,122	308,893	—	—	—
The Portfolios’ major tax jurisdictions are U.S. federal and Arizona state.
As of June 30, 2021, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.
NOTE 11 — REORGANIZATIONS
On August 7, 2020, Solution Income (“Acquiring Portfolio”) acquired all of the net assets and assumed all liabilities of Voya Solution 2020 Portfolio (“Acquired Portfolio”), an open-end investment company that is not included in this report, in a tax-free reorganization in exchange for shares of the Acquiring Portfolio. For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Acquired Portfolio were carried forward to align ongoing reporting of the Acquiring Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Assuming the acquisition had been completed on January 1, 2020, the beginning of the annual reporting period of the Acquiring Portfolio, the Acquiring Portfolio’s pro forma results of operations for the year ended December 31, 2020, are as follows (Unaudited):
Net investment income	$6,530,477
Net realized and unrealized loss on investments	$30,068,364
Net decrease in net assets resulting from operations	$36,598,841
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Portfolio that have been included in the Acquiring Portfolio’s statement of operations since August 7, 2020. Net assets and unrealized appreciation or depreciation as of the reorganization date were as follows:
Total Net Assets of Acquired Portfolio (000s)	Total Net Assets of Acquiring Portfolio (000s)	Acquired Portfolios’ Capital Loss Carryforwards (000s)	Acquired Portfolio’s Unrealized Appreciation (000s)	Portfolio’s Conversion Ratio
$29,460	$311,448	$62	$1,929	1.0138
The net assets of the Acquiring Portfolio after the acquisition of Acquired Portfolio were $340,908,109.
NOTE 12 — LONDON INTERBANK OFFERED RATE (“LIBOR”)
The U.K. Financial Conduct Authority has announced that it intends to stop persuading or compelling banks to submit LIBOR rates after 2021, and it remains unclear whether LIBOR will continue to exist after that date and, if so, in what form. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in

52

NOTES TO FINANCIAL STATEMENTS as of June 30, 2021 (Unaudited) (continued)

NOTE 12 — LONDON INTERBANK OFFERED RATE (“LIBOR”) (continued)

many major currencies. The U.S. Federal Reserve Board, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing a Secured Overnight Funding Rate (“SOFR”) that is intended to replace U.S. dollar LIBOR. Proposals for alternative reference rates for other currencies have also been announced or have already begun publication.
Discontinuance of LIBOR and adoption/implementation of alternative rates pose a number of risks, including among others whether any substitute rate will experience the market participation and liquidity necessary to provide a workable substitute for LIBOR; the effect on parties’ existing contractual arrangements, hedging transactions, and investment strategies generally from a conversion from LIBOR to alternative rates; the effect on a Portfolio’s existing investments (including, for example, fixed-income investments; senior loans; CLOs and CDOs; and derivatives transactions), including the possibility that some of those investments may terminate or their terms may be adjusted to the disadvantage of a Portfolio; and the risk of general market disruption during the period of the conversion. It is difficult to predict at this time the likely impact of the transition away from LIBOR on a Portfolio. On November 30, 2020, the administrator of LIBOR announced a delay in the phase out of a majority of the U.S. dollar LIBOR publications until June 30, 2023, with the remainder of LIBOR publications to still end at the end of 2021.
NOTE 13 — LIQUIDITY
Consistent with Rule 22e-4 under the 1940 Act, the Portfolios have established a liquidity risk management program to govern their approach to managing liquidity risk (the “Program”). The Board has approved the designation of the Portfolios’ Investment Adviser, Voya Investments, as the program administrator (the “Program Administrator”). The Program Administrator is responsible for implementing and monitoring the Program and has formed a Liquidity Risk Management Committee (the “Committee”) to assess and review, on an ongoing basis, each Portfolio’s liquidity risk.
The Program includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of liquidity risk factors and the periodic classification (or re-classification, as necessary) of a Portfolio’s investments into buckets (highly liquid, moderately liquid, less liquid and illiquid) that reflect the Committee’s assessment of the investments’ liquidity under current market conditions. The Committee also utilizes Portfolio-specific data, including information regarding a Portfolio’s shareholder base, characteristics of its investments, access to borrowing arrangements and historical redemptions to determine whether a Portfolio will be able to meet its redemption obligations in a timely manner.
During the period covered by the annual assessment, January 1, 2020 through December 31, 2020, the Program supported the Portfolios’ ability to honor redemption requests in a timely manner and the Program Administrator’s management of each Portfolio’s liquidity risk, including during any periods of market volatility and net redemptions.
There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to each Portfolio’s prospectus for more information regarding each Portfolio’s exposure to liquidity risk and other risks.
NOTE 14 — MARKET DISRUPTION
A Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. War, terrorism, global health crises and pandemics, and other geopolitical events have led, and in the future may lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and world economies and markets generally. For example, the COVID-19 pandemic has resulted, and may continue to result, in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn in economies throughout the world. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. Those events as well as other changes in non-U.S. and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the investments of the portfolio and of the Portfolios. Any of these occurrences could disrupt the operations of a Portfolio and of the Portfolios’ service providers.

53

NOTES TO FINANCIAL STATEMENTS as of June 30, 2021 (Unaudited) (continued)

NOTE 15 — OTHER ACCOUNTING PRONOUNCEMENTS
In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying ASU 2020-04.

NOTE 16 — SUBSEQUENT EVENTS
Dividends:   Subsequent to June 30, 2021, the Portfolios declared dividends and distributions of:
	PER SHARE AMOUNTS
	Net Investment Income	Short-term Capital Gains	Long-term Capital Gains	Payable Date	Record Date
Solution Aggressive
Class ADV	$0.1400	$—	$—	August 4, 2021	August 2, 2021
Class I	$0.2008	$—	$—	August 4, 2021	August 2, 2021
Class R6	$0.2006	$—	$—	August 4, 2021	August 2, 2021
Class S	$0.1696	$—	$—	August 4, 2021	August 2, 2021
Class S2	$0.1263	$—	$—	August 4, 2021	August 2, 2021
Solution Balanced
Class ADV	$0.1734	$—	$—	August 4, 2021	August 2, 2021
Class I	$0.2265	$—	$—	August 4, 2021	August 2, 2021
Class R6	$0.2265	$—	$—	August 4, 2021	August 2, 2021
Class S	$0.2041	$—	$—	August 4, 2021	August 2, 2021
Class S2	$0.1625	$—	$—	August 4, 2021	August 2, 2021
Solution Conservative
Class ADV	$0.2658	$0.1370	$0.0540	August 4, 2021	August 2, 2021
Class I	$0.3501	$0.1370	$0.0540	August 4, 2021	August 2, 2021
Class R6	$0.3515	$0.1370	$0.0540	August 4, 2021	August 2, 2021
Class S	$0.3195	$0.1370	$0.0540	August 4, 2021	August 2, 2021
Class S2	$0.3110	$0.1370	$0.0540	August 4, 2021	August 2, 2021
Solution Income
Class ADV	$0.3568	$0.1860	$0.3000	August 4, 2021	August 2, 2021
Class I	$0.4131	$0.1860	$0.3000	August 4, 2021	August 2, 2021
Class S	$0.3865	$0.1860	$0.3000	August 4, 2021	August 2, 2021
Class S2	$0.3807	$0.1860	$0.3000	August 4, 2021	August 2, 2021
Class T	$0.2807	$0.1860	$0.3000	August 4, 2021	August 2, 2021
Solution Moderately Aggressive
Class ADV	$0.2034	$—	$—	August 4, 2021	August 2, 2021
Class I	$0.2654	$—	$—	August 4, 2021	August 2, 2021
Class R6	$0.2661	$—	$—	August 4, 2021	August 2, 2021
Class S	$0.2328	$—	$—	August 4, 2021	August 2, 2021
Class S2	$0.2345	$—	$—	August 4, 2021	August 2, 2021
Solution Moderately Conservative
Class ADV	$0.2253	$—	$—	August 4, 2021	August 2, 2021
Class I	$0.2874	$—	$—	August 4, 2021	August 2, 2021
Class R6	$0.2873	$—	$—	August 4, 2021	August 2, 2021
Class S	$0.2618	$—	$—	August 4, 2021	August 2, 2021
Class S2	$0.2438	$—	$—	August 4, 2021	August 2, 2021
54

NOTES TO FINANCIAL STATEMENTS as of June 30, 2021 (Unaudited) (continued)

NOTE 16 — SUBSEQUENT EVENTS (continued)

	PER SHARE AMOUNTS
	Net Investment Income	Short-term Capital Gains	Long-term Capital Gains	Payable Date	Record Date
Solution 2025
Class ADV	$0.3323	$0.2467	$0.3466	August 4, 2021	August 2, 2021
Class I	$0.3793	$0.2467	$0.3466	August 4, 2021	August 2, 2021
Class S	$0.3667	$0.2467	$0.3466	August 4, 2021	August 2, 2021
Class S2	$0.3573	$0.2467	$0.3466	August 4, 2021	August 2, 2021
Class T	$0.2805	$0.2467	$0.3466	August 4, 2021	August 2, 2021
Solution 2030
Class ADV	$0.2651	$0.1643	$0.0091	August 4, 2021	August 2, 2021
Class I	$0.3332	$0.1643	$0.0091	August 4, 2021	August 2, 2021
Class S	$0.3058	$0.1643	$0.0091	August 4, 2021	August 2, 2021
Class S2	$0.3141	$0.1643	$0.0091	August 4, 2021	August 2, 2021
Class T	$0.2497	$0.1643	$0.0091	August 4, 2021	August 2, 2021
Solution 2035
Class ADV	$0.2572	$0.2964	$0.2415	August 4, 2021	August 2, 2021
Class I	$0.2968	$0.2964	$0.2415	August 4, 2021	August 2, 2021
Class S	$0.2908	$0.2964	$0.2415	August 4, 2021	August 2, 2021
Class S2	$0.2751	$0.2964	$0.2415	August 4, 2021	August 2, 2021
Class T	$0.2301	$0.2964	$0.2415	August 4, 2021	August 2, 2021
Solution 2040
Class ADV	$0.2352	$0.1531	$0.0709	August 4, 2021	August 2, 2021
Class I	$0.3106	$0.1531	$0.0709	August 4, 2021	August 2, 2021
Class S	$0.2869	$0.1531	$0.0709	August 4, 2021	August 2, 2021
Class S2	$0.2781	$0.1531	$0.0709	August 4, 2021	August 2, 2021
Class T	$0.2162	$0.1531	$0.0709	August 4, 2021	August 2, 2021
Solution 2045
Class ADV	$0.2275	$0.4532	$0.5355	August 4, 2021	August 2, 2021
Class I	$0.2489	$0.4532	$0.5355	August 4, 2021	August 2, 2021
Class S	$0.2588	$0.4532	$0.5355	August 4, 2021	August 2, 2021
Class S2	$0.2586	$0.4532	$0.5355	August 4, 2021	August 2, 2021
Class T	$0.1899	$0.4532	$0.5355	August 4, 2021	August 2, 2021
Solution 2050
Class ADV	$0.2140	$0.0809	$0.2197	August 4, 2021	August 2, 2021
Class I	$0.2907	$0.0809	$0.2197	August 4, 2021	August 2, 2021
Class S	$0.2627	$0.0809	$0.2197	August 4, 2021	August 2, 2021
Class S2	$0.2827	$0.0809	$0.2197	August 4, 2021	August 2, 2021
Class T	$0.1813	$0.0809	$0.2197	August 4, 2021	August 2, 2021
Solution 2055
Class ADV	$0.3148	$0.8088	$1.2090	August 4, 2021	August 2, 2021
Class I	$0.2551	$0.8088	$1.2090	August 4, 2021	August 2, 2021
Class S	$0.3531	$0.8088	$1.2090	August 4, 2021	August 2, 2021
Class S2	$0.3598	$0.8088	$1.2090	August 4, 2021	August 2, 2021
Class T	$0.2382	$0.8088	$1.2090	August 4, 2021	August 2, 2021
55

NOTES TO FINANCIAL STATEMENTS as of June 30, 2021 (Unaudited) (continued)

NOTE 16 — SUBSEQUENT EVENTS (continued)

	PER SHARE AMOUNTS
	Net Investment Income	Short-term Capital Gains	Long-term Capital Gains	Payable Date	Record Date
Solution 2060
Class ADV	$0.1551	$0.0333	$0.2140	August 4, 2021	August 2, 2021
Class I	$0.2000	$0.0333	$0.2140	August 4, 2021	August 2, 2021
Class S	$0.1846	$0.0333	$0.2140	August 4, 2021	August 2, 2021
Class S2	$0.2028	$0.0333	$0.2140	August 4, 2021	August 2, 2021
Class T	$0.1287	$0.0333	$0.2140	August 4, 2021	August 2, 2021
Solution 2065
Class ADV	$—	$0.0684	$0.0797	August 4, 2021	August 2, 2021
Class I	$—	$0.0684	$0.0797	August 4, 2021	August 2, 2021
Class S	$—	$0.0684	$0.0797	August 4, 2021	August 2, 2021
Class S2	$—	$0.0684	$0.0797	August 4, 2021	August 2, 2021
Class T	$—	$0.0684	$0.0797	August 4, 2021	August 2, 2021
The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date (“subsequent events”), to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than above, no such subsequent events were identified.
56

PORTFOLIO OF INVESTMENTS
Voya Solution Aggressive Portfolio	as of June 30, 2021 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 16.8%
11,278	iShares MSCI Eurozone ETF	$556,569	1.9
3,538	iShares Russell 2000 ETF	811,511	2.8
5,994	Vanguard S&P 500 ETF	2,358,759	8.2
8,256	Vanguard Value ETF	1,134,870	3.9
	Total Exchange-Traded Funds (Cost $3,941,353)	4,861,709	16.8
MUTUAL FUNDS: 83.1%
	Affiliated Investment Companies: 83.1%
11,792	Voya Large-Cap Growth Fund - Class R6	736,530	2.6
146,412	Voya Multi-Manager Emerging Markets Equity Fund - Class I	2,294,271	7.9
238,695	Voya Multi-Manager International Equity Fund - Class I	3,382,310	11.7
76,940	Voya Multi-Manager International Factors Fund - Class I	859,415	3.0
148,019	Voya Multi-Manager Mid Cap Value Fund - Class I	1,712,583	5.9
232,919	Voya U.S. Stock Index Portfolio - Class I	5,077,623	17.5
90,336	VY® Columbia Contrarian Core Portfolio - Class I	2,186,135	7.6
74,256	VY® Invesco Comstock Portfolio - Class I	1,491,800	5.2
53,026 (1)	VY® JPMorgan Small Cap Core Equity Portfolio - Class R6	1,154,896	4.0
41,229	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	1,436,011	5.0
103,369	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	1,722,125	6.0
15,599	VY® T. Rowe Price Growth Equity Portfolio - Class I	1,933,756	6.7
Shares	Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
Total Mutual Funds (Cost $19,080,568)	$23,987,455	83.1
Total Investments in Securities (Cost $23,021,921)	$28,849,164	99.9
Assets in Excess of Other Liabilities	15,914	0.1
Net Assets	$28,865,078	100.0

(1)
Non-income producing security.

Target Allocations as of June 30, 2021(1)
Sub Asset Class	Aggressive
US Large Blend	36.0%
US Large Growth	9.0%
US Large Value	9.0%
US Mid Cap Blend	12.0%
US Small Cap	7.0%
International	17.0%
Emerging Markets	8.0%
Core Fixed Income	2.0%
High Yield	—
International Bonds	—
TIPS	—
Short Duration	—
Long Govt Bonds	—
Total Equity	98.0%
Total Fixed Income	2.0%
Total	100.0%

(1)
As these are target allocations, the actual allocations of each Portfolio’s assets may deviate from the percentages shown. Although the Portfolios expect to be fully invested at all times, they may maintain liquidity reserves to meet redemption requests.

Portfolio holdings are subject to change daily.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2021
Asset Table
Investments, at fair value
Exchange-Traded Funds	$4,861,709	$—	$—	$4,861,709
Mutual Funds	23,987,455	—	—	23,987,455
Total Investments, at fair value	$28,849,164	$—	$—	$28,849,164

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements
57

PORTFOLIO OF INVESTMENTS
Voya Solution Aggressive Portfolio	as of June 30, 2021 (Unaudited) (continued)

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the year ended June 30, 2021, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/20	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2021	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya High Yield Bond Fund - Class R6	$253,644	$35,458	$(263,513)	$(25,589)	$—	$3,979	$25,613	$—
Voya Large-Cap Growth Fund - Class R6	652,849	104,506	(76,156)	55,331	736,530	—	19,027	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,580,140	842,470	(198,196)	69,857	2,294,271	—	59,278	—
Voya Multi-Manager International Equity Fund - Class I	2,604,628	984,179	(286,811)	80,314	3,382,310	—	105,582	—
Voya Multi-Manager International Factors Fund - Class I	1,297,591	157,554	(599,249)	3,519	859,415	—	107,185	—
Voya Multi-Manager Mid Cap Value Fund - Class I	1,302,001	395,330	(201,341)	216,593	1,712,583	—	36,546	548
Voya U.S. Stock Index Portfolio - Class I	4,686,382	872,205	(868,789)	387,825	5,077,623	—	312,073	—
VY Columbia Contrarian Core Portfolio - Class I	1,935,588	260,737	(225,527)	215,337	2,186,135	—	94,056	—
VY® Invesco Comstock Portfolio - Class I	1,326,708	302,178	(403,430)	266,344	1,491,800	—	31,011	—
VY® JPMorgan Small Cap Core Equity Portfolio - Class R6	1,627,338	283,950	(828,891)	72,499	1,154,896	—	165,319	—
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	1,272,427	219,390	(162,759)	106,953	1,436,011	—	26,802	—
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	1,317,577	479,950	(163,424)	88,022	1,722,125	—	39,679	—
VY® T. Rowe Price Growth Equity Portfolio - Class I	1,673,156	244,251	(181,088)	197,437	1,933,756	—	65,335	—
	$21,530,029	$5,182,158	$(4,459,174)	$1,734,442	$23,987,455	$3,979	$1,087,506	$548
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At June 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $24,015,499.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$5,841,981
Gross Unrealized Depreciation	(1,008,315)
Net Unrealized Appreciation	$4,833,666
See Accompanying Notes to Financial Statements
58

PORTFOLIO OF INVESTMENTS
Voya Solution Balanced Portfolio	as of June 30, 2021 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 12.4%
23,827	iShares MSCI Eurozone ETF	$1,175,862	1.9
8,169	Vanguard S&P 500 ETF	3,214,665	5.1
24,312	Vanguard Value ETF	3,341,928	5.4
	Total Exchange-Traded Funds (Cost $6,129,910)	7,732,455	12.4
MUTUAL FUNDS: 87.6%
	Affiliated Investment Companies: 87.6%
616,307	Voya High Yield Bond Fund - Class R6	5,004,415	8.0
656,309	Voya Intermediate Bond Fund - Class R6	6,812,485	11.0
30,488	Voya Large-Cap Growth Fund - Class R6	1,904,293	3.1
90,414	Voya MidCap Opportunities Portfolio - Class R6	1,844,448	3.0
236,808	Voya Multi-Manager Emerging Markets Equity Fund - Class I	3,710,787	6.0
215,382	Voya Multi-Manager International Equity Fund - Class I	3,051,963	4.9
167,318	Voya Multi-Manager International Factors Fund - Class I	1,868,940	3.0
159,601	Voya Multi-Manager Mid Cap Value Fund - Class I	1,846,585	3.0
123,288	Voya Short Term Bond Fund - Class R6	1,230,416	2.0
114,569	Voya U.S. High Dividend Low Volatility Fund - Class R6	1,647,502	2.6
415,130	Voya U.S. Stock Index Portfolio - Class I	9,049,844	14.5
404,451	VY® BrandywineGLOBAL - Bond Portfolio - Class I	4,930,258	7.9
64,934	VY® Columbia Contrarian Core Portfolio - Class I	1,571,402	2.5
26,561 (1)	VY® JPMorgan Small Cap Core Equity Portfolio - Class R6	578,501	0.9
177,888	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	6,195,853	10.0
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
25,871	VY® T. Rowe Price Growth Equity Portfolio - Class I	$3,207,214	5.2
	Total Mutual Funds (Cost $46,349,470)	54,454,906	87.6
	Total Investments in Securities (Cost $52,479,380)	$62,187,361	100.0
	Assets in Excess of Other Liabilities	15,443	0.0
	Net Assets	$62,202,804	100.0

(1)
Non-income producing security.

Target Allocations as of June 30, 2021(1)
Sub Asset Class	Balanced
US Large Blend	28.0%
US Large Growth	8.0%
US Large Value	8.0%
US Mid Cap Blend	6.0%
US Small Cap	1.0%
International	10.0%
Emerging Markets	6.0%
Core Fixed Income	23.0%
High Yield	8.0%
International Bonds	—
TIPS	—
Short Duration	2.0%
Long Govt Bonds	—
Total Equity	67.0%
Total Fixed Income	33.0%
Total	100.0%

(1)
As these are target allocations, the actual allocations of each Portfolio’s assets may deviate from the percentages shown. Although the Portfolios expect to be fully invested at all times, they may maintain liquidity reserves to meet redemption requests.

Portfolio holdings are subject to change daily.

See Accompanying Notes to Financial Statements
59

PORTFOLIO OF INVESTMENTS
Voya Solution Balanced Portfolio	as of June 30, 2021 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2021
Asset Table
Investments, at fair value
Exchange-Traded Funds	$7,732,455	$—	$—	$7,732,455
Mutual Funds	54,454,906	—	—	54,454,906
Total Investments, at fair value	$62,187,361	$—	$—	$62,187,361

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the year ended June 30, 2021, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/20	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2021	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya High Yield Bond Fund - Class R6	$4,471,055	$840,506	$(344,700)	$37,554	$5,004,415	$114,775	$3,892	$—
Voya Intermediate Bond Fund - Class R6	5,548,318	1,907,152	(517,667)	(125,318)	6,812,485	78,007	(3,053)	—
Voya Large-Cap Growth Fund - Class R6	2,302,258	210,927	(629,915)	21,023	1,904,293	—	205,921	—
Voya MidCap Opportunities Portfolio - Class R6	1,171,235	694,319	(99,961)	78,855	1,844,448	—	36,684	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	2,322,190	1,433,335	(189,686)	144,948	3,710,787	—	44,590	—
Voya Multi-Manager International Equity Fund - Class I	2,869,868	307,623	(241,208)	115,680	3,051,963	—	83,818	—
Voya Multi-Manager International Factors Fund - Class I	1,715,644	173,647	(150,564)	130,213	1,868,940	—	22,366	—
Voya Multi-Manager Mid Cap Value Fund - Class I	1,147,943	656,229	(146,524)	188,937	1,846,585	—	29,349	—
Voya Short Term Bond Fund - Class R6	1,105,850	211,734	(86,354)	(814)	1,230,416	9,265	794	—
Voya U.S. High Dividend Low Volatility Fund - Class R6	2,556,338	522,208	(1,513,168)	82,124	1,647,502	18,602	244,895	—
Voya U.S. Stock Index Portfolio - Class I	7,360,877	1,498,712	(718,820)	909,075	9,049,844	—	243,414	—
VY Columbia Contrarian Core Portfolio - Class I	1,421,894	120,961	(136,024)	164,571	1,571,402	—	54,502	—
VY® BrandywineGLOBAL - Bond Portfolio - Class I	3,875,521	1,309,242	(252,133)	(2,372)	4,930,258	—	61,158	—
VY® JPMorgan Small Cap Core Equity Portfolio - Class R6	1,174,228	737,930	(1,108,484)	(225,173)	578,501	—	364,001	—
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	5,607,104	625,667	(488,597)	451,679	6,195,853	—	117,133	—
VY® T. Rowe Price Growth Equity Portfolio - Class I	2,268,824	790,787	(186,323)	333,926	3,207,214	—	39,327	—
	$46,919,147	$12,040,979	$(6,810,128)	$2,304,908	$54,454,906	$220,649	$1,548,791	$—
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At June 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $53,431,596.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$9,770,401
Gross Unrealized Depreciation	(1,014,635)
Net Unrealized Appreciation	$8,755,766
See Accompanying Notes to Financial Statements
60

PORTFOLIO OF INVESTMENTS
Voya Solution Conservative Portfolio	as of June 30, 2021 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 5.5%
3,195	iShares MSCI Eurozone ETF	$157,673	1.0
5,194	Schwab U.S. TIPS ETF	324,677	2.0
418	Vanguard S&P 500 ETF	164,492	1.0
1,781	Vanguard Value ETF	244,816	1.5
	Total Exchange-Traded Funds (Cost $790,549)	891,658	5.5
MUTUAL FUNDS: 94.5%
	Affiliated Investment Companies: 94.5%
83,928	Voya Global Bond Fund - Class R6	805,707	4.9
264,213	Voya High Yield Bond Fund - Class R6	2,145,412	13.2
291,329	Voya Intermediate Bond Fund - Class R6	3,023,991	18.5
9,400	Voya Large-Cap Growth Fund - Class R6	587,154	3.6
11,917	Voya MidCap Opportunities Portfolio - Class R6	243,114	1.5
31,225	Voya Multi-Manager Emerging Markets Equity Fund - Class I	489,295	3.0
11,329	Voya Multi-Manager International Equity Fund - Class I	160,536	1.0
29,299	Voya Multi-Manager International Factors Fund - Class I	327,266	2.0
21,052	Voya Multi-Manager Mid Cap Value Fund - Class I	243,566	1.5
276,399	Voya Short Term Bond Fund - Class R6	2,758,461	16.9
23,124	Voya U.S. High Dividend Low Volatility Fund - Class R6	332,519	2.0
206,733	VY® BrandywineGLOBAL - Bond Portfolio - Class I	2,520,081	15.4
7,153 (1)	VY® JPMorgan Small Cap Core Equity Portfolio - Class R6	155,789	1.0
46,924	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	1,634,376	10.0
Shares	Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
Total Mutual Funds (Cost $14,434,235)	$15,427,267	94.5
Total Investments in Securities (Cost $15,224,784)	$16,318,925	100.0
Assets in Excess of Other Liabilities	5,572	0.0
Net Assets	$16,324,497	100.0

(1)
Non-income producing security.

Target Allocations as of June 30, 2021(1)
Sub Asset Class	Conservative
US Large Blend	7.0%
US Large Growth	3.5%
US Large Value	3.5%
US Mid Cap Blend	3.0%
US Small Cap	1.0%
International	4.0%
Emerging Markets	3.0%
Core Fixed Income	38.0%
High Yield	13.0%
International Bonds	5.0%
TIPS	2.0%
Short Duration	17.0%
Long Govt Bonds	—
Total Equity	25.0%
Total Fixed Income	75.0%
Total	100.0%

(1)
As these are target allocations, the actual allocations of each Portfolio’s assets may deviate from the percentages shown. Although the Portfolios expect to be fully invested at all times, they may maintain liquidity reserves to meet redemption requests.

Portfolio holdings are subject to change daily.

See Accompanying Notes to Financial Statements
61

PORTFOLIO OF INVESTMENTS
Voya Solution Conservative Portfolio	as of June 30, 2021 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2021
Asset Table
Investments, at fair value
Exchange-Traded Funds	$891,658	$—	$—	$891,658
Mutual Funds	15,427,267	—	—	15,427,267
Total Investments, at fair value	$16,318,925	$—	$—	$16,318,925

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the year ended June 30, 2021, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/20	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2021	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Global Bond Fund - Class R6	$804,209	$144,151	$(110,470)	$(32,183)	$805,707	$1,574	$7,145	$—
Voya High Yield Bond Fund - Class R6	2,088,707	348,016	(289,278)	(2,033)	2,145,412	50,136	20,546	—
Voya Intermediate Bond Fund - Class R6	2,635,756	1,033,499	(584,644)	(60,620)	3,023,991	34,816	4,914	—
Voya Large-Cap Growth Fund - Class R6	496,483	120,735	(66,122)	36,058	587,154	—	17,825	—
Voya MidCap Opportunities Portfolio - Class R6	168,404	93,750	(24,848)	5,808	243,114	—	9,885	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	333,927	211,166	(67,756)	11,958	489,295	—	15,117	—
Voya Multi-Manager International Equity Fund - Class I	165,040	20,169	(23,629)	(1,044)	160,536	—	12,015	—
Voya Multi-Manager International Factors Fund - Class I	328,877	40,816	(42,740)	313	327,266	—	26,862	—
Voya Multi-Manager Mid Cap Value Fund - Class I	165,043	89,265	(37,027)	26,285	243,566	—	2,830	19
Voya Short Term Bond Fund - Class R6	2,702,245	455,590	(385,926)	(13,448)	2,758,461	21,151	13,969	—
Voya U.S. High Dividend Low Volatility Fund - Class R6	447,602	114,574	(231,575)	1,918	332,519	3,021	52,530	—
Voya U.S. Stock Index Portfolio - Class I	—	321,035	(321,035)	—	—	—	22,939	—
VY® BrandywineGLOBAL - Bond Portfolio - Class I	1,511,996	1,225,342	(195,760)	(21,497)	2,520,081	—	48,693	—
VY® JPMorgan Small Cap Core Equity Portfolio - Class R6	337,879	72,633	(214,008)	(40,715)	155,789	—	83,563	—
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	1,612,147	213,103	(296,835)	105,961	1,634,376	—	42,660	—
	$13,798,315	$4,503,844	$(2,891,653)	$16,761	$15,427,267	$110,698	$381,493	$19
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At June 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $15,434,567.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$1,137,097
Gross Unrealized Depreciation	(252,740)
Net Unrealized Appreciation	$884,357
See Accompanying Notes to Financial Statements
62

PORTFOLIO OF INVESTMENTS
Voya Solution Income Portfolio	as of June 30, 2021 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 9.6%
43,570	iShares 20+ Year Treasury Bond ETF	$6,289,329	2.1
59,785	iShares MSCI Eurozone ETF	2,950,390	1.0
147,978	Schwab U.S. TIPS ETF	9,250,105	3.1
7,937	Vanguard S&P 500 ETF	3,123,368	1.1
50,736	Vanguard Value ETF	6,974,171	2.3
	Total Exchange-Traded Funds (Cost $26,379,672)	28,587,363	9.6
MUTUAL FUNDS: 90.4%
	Affiliated Investment Companies: 90.4%
921,611	Voya Global Bond Fund - Class R6	8,847,462	2.9
1,860,230	Voya High Yield Bond Fund - Class R6	15,105,067	5.0
7,443,507	Voya Intermediate Bond Fund - Class R6	77,263,598	25.8
124,299	Voya Large-Cap Growth Fund - Class R6	7,763,699	2.6
383,763	Voya Multi-Manager Emerging Markets Equity Fund - Class I	6,013,568	2.0
417,029	Voya Multi-Manager International Equity Fund - Class I	5,909,304	2.0
1,345,789	Voya Multi-Manager International Factors Fund - Class I	15,032,461	5.0
256,536	Voya Multi-Manager Mid Cap Value Fund - Class I	2,968,123	1.0
2,975,467	Voya Short Term Bond Fund - Class R6	29,695,157	9.9
458,618	Voya U.S. High Dividend Low Volatility Fund - Class R6	6,594,926	2.2
554,778	Voya U.S. Stock Index Portfolio - Class I	12,094,164	4.0
3,415,720	VY® BrandywineGLOBAL - Bond Portfolio - Class I	41,637,629	13.9
131,199 (1)	VY® JPMorgan Small Cap Core Equity Portfolio - Class R6	2,857,513	1.0
858,559	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	29,903,626	10.0
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
183,207	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	$3,052,233	1.0
50,446	VY® T. Rowe Price Growth Equity Portfolio - Class I	6,253,826	2.1
	Total Mutual Funds (Cost $242,681,968)	270,992,356	90.4
	Total Investments in Securities (Cost $269,061,640)	$299,579,719	100.0
	Assets in Excess of Other Liabilities	76,640	0.0
	Net Assets	$299,656,359	100.0

(1)
Non-income producing security.

Target Allocations as of June 30, 2021(1)
Sub Asset Class	Income
US Large Blend	11.0%
US Large Growth	4.5%
US Large Value	4.5%
US Mid Cap Blend	2.0%
US Small Cap	1.0%
International	8.0%
Emerging Markets	2.0%
Core Fixed Income	44.0%
High Yield	5.0%
International Bonds	3.0%
TIPS	3.0%
Short Duration	10.0%
Long Govt Bonds	2.0%
Total Equity	33.0%
Total Fixed Income	67.0%
Total	100.0%

(1)
As these are target allocations, the actual allocations of each Portfolio’s assets may deviate from the percentages shown. Although the Portfolios expect to be fully invested at all times, they may maintain liquidity reserves to meet redemption requests.

Portfolio holdings are subject to change daily.

See Accompanying Notes to Financial Statements
63

PORTFOLIO OF INVESTMENTS
Voya Solution Income Portfolio	as of June 30, 2021 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2021
Asset Table
Investments, at fair value
Exchange-Traded Funds	$28,587,363	$—	$—	$28,587,363
Mutual Funds	270,992,356	—	—	270,992,356
Total Investments, at fair value	$299,579,719	$—	$—	$299,579,719

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the year ended June 30, 2021, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/20	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2021	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Global Bond Fund - Class R6	$9,208,164	$708,187	$(750,824)	$(318,065)	$8,847,462	$18,218	$21,802	$—
Voya High Yield Bond Fund - Class R6	15,351,134	958,415	(1,191,072)	(13,410)	15,105,067	371,609	140,737	—
Voya Intermediate Bond Fund - Class R6	75,845,948	11,156,434	(7,630,174)	(2,108,610)	77,263,598	973,285	353,629	—
Voya Large-Cap Growth Fund - Class R6	7,646,044	329,973	(786,117)	573,799	7,763,699	—	234,880	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	6,219,711	493,301	(904,915)	205,471	6,013,568	—	285,162	—
Voya Multi-Manager International Equity Fund - Class I	6,112,977	148,680	(532,533)	180,180	5,909,304	—	247,049	—
Voya Multi-Manager International Factors Fund - Class I	18,273,439	383,229	(4,299,763)	675,556	15,032,461	—	877,729	—
Voya Multi-Manager Mid Cap Value Fund - Class I	—	3,069,562	(113,898)	12,459	2,968,123	—	1,311	—
Voya Short Term Bond Fund - Class R6	30,565,932	1,701,720	(2,495,416)	(77,079)	29,695,157	239,172	80,003	—
Voya U.S. High Dividend Low Volatility Fund - Class R6	6,932,168	279,593	(1,205,124)	588,289	6,594,926	49,874	328,445	—
Voya U.S. Stock Index Portfolio - Class I	14,606,353	256,869	(3,466,397)	697,339	12,094,164	—	1,205,760	—
VY® BrandywineGLOBAL - Bond Portfolio - Class I	42,745,645	2,236,413	(3,218,250)	(126,179)	41,637,629	—	684,241	—
VY® JPMorgan Small Cap Core Equity Portfolio - Class R6	2,231,195	4,236,470	(3,136,118)	(474,034)	2,857,513	—	822,371	—
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	30,753,381	780,997	(3,677,904)	2,047,152	29,903,626	—	899,763	—
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	—	3,125,678	(121,884)	48,439	3,052,233	—	(6,675)	—
VY® T. Rowe Price Growth Equity Portfolio - Class I	6,107,132	168,723	(610,479)	588,450	6,253,826	—	299,324	—
	$272,599,223	$30,034,244	$(34,140,868)	$2,499,757	$270,992,356	$1,652,158	$6,475,531	$—
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
See Accompanying Notes to Financial Statements
64

PORTFOLIO OF INVESTMENTS
Voya Solution Income Portfolio	as of June 30, 2021 (Unaudited) (continued)

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2021 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$579,265
Interest rate contracts	29,162
Total	$608,427
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(88,929)
Interest rate contracts	710
Total	$(88,219)
At June 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $273,301,370.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$31,479,121
Gross Unrealized Depreciation	(5,200,772)
Net Unrealized Appreciation	$26,278,349

See Accompanying Notes to Financial Statements
65

Voya Solution Moderately	PORTFOLIO OF INVESTMENTS
Aggressive Portfolio	as of June 30, 2021 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 15.0%
249,630	iShares MSCI Eurozone ETF	$12,319,240	2.0
40,891	iShares Russell 2000 ETF	9,379,169	1.5
95,567	Vanguard S&P 500 ETF	37,607,526	5.9
259,692	Vanguard Value ETF	35,697,262	5.6
	Total Exchange-Traded Funds (Cost $75,824,959)	95,003,197	15.0
MUTUAL FUNDS: 85.0%
	Affiliated Investment Companies: 85.0%
4,703,022	Voya High Yield Bond Fund - Class R6	38,188,535	6.0
2,427,595	Voya Intermediate Bond Fund - Class R6	25,198,433	4.0
311,958	Voya Large-Cap Growth Fund - Class R6	19,484,868	3.1
2,815,048	Voya Multi-Manager Emerging Markets Equity Fund - Class I	44,111,803	7.0
4,372,005	Voya Multi-Manager International Equity Fund - Class I	61,951,312	9.8
1,691,587	Voya Multi-Manager International Factors Fund - Class I	18,895,030	3.0
2,706,711	Voya Multi-Manager Mid Cap Value Fund - Class I	31,316,647	4.9
4,145,274	Voya U.S. Stock Index Portfolio - Class I	90,366,976	14.3
1,028,222	VY® BrandywineGLOBAL - Bond Portfolio - Class I	12,534,023	2.0
1,321,407	VY® Columbia Contrarian Core Portfolio - Class I	31,978,054	5.0
764,381	VY® Invesco Comstock Portfolio - Class I	15,356,424	2.4
975,614 (1)	VY® JPMorgan Small Cap Core Equity Portfolio - Class R6	21,248,872	3.4
1,809,198	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	63,014,371	9.9
1,905,467	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	31,745,080	5.0
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
264,173	VY® T. Rowe Price Growth Equity Portfolio - Class I	$32,749,587	5.2
	Total Mutual Funds (Cost $427,663,467)	538,140,015	85.0
	Total Investments in Securities (Cost $503,488,426)	$633,143,212	100.0
	Assets in Excess of Other Liabilities	272,880	0.0
	Net Assets	$633,416,092	100.0

(1)
Non-income producing security.

Target Allocations as of June 30, 2021(1)
Sub Asset Class	Moderately Aggressive
US Large Blend	31.0%
US Large Growth	8.0%
US Large Value	8.0%
US Mid Cap Blend	10.0%
US Small Cap	5.0%
International	15.0%
Emerging Markets	7.0%
Core Fixed Income	10.0%
High Yield	6.0%
International Bonds	—
TIPS	—
Short Duration	—
Long Govt Bonds	—
Total Equity	84.0%
Total Fixed Income	16.0%
Total	100.0%

(1)
As these are target allocations, the actual allocations of each Portfolio’s assets may deviate from the percentages shown. Although the Portfolios expect to be fully invested at all times, they may maintain liquidity reserves to meet redemption requests.

Portfolio holdings are subject to change daily.

See Accompanying Notes to Financial Statements
66

Voya Solution Moderately	PORTFOLIO OF INVESTMENTS
Aggressive Portfolio	as of June 30, 2021 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2021
Asset Table
Investments, at fair value
Exchange-Traded Funds	$95,003,197	$—	$—	$95,003,197
Mutual Funds	538,140,015	—	—	538,140,015
Total Investments, at fair value	$633,143,212	$—	$—	$633,143,212

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the year ended June 30, 2021, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/20	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2021	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya High Yield Bond Fund - Class R6	$35,646,425	$4,891,365	$(2,639,693)	$290,438	$38,188,535	$908,667	$40,820	$—
Voya Intermediate Bond Fund - Class R6	23,568,155	3,975,742	(1,694,481)	(650,983)	25,198,433	315,291	92,528	—
Voya Large-Cap Growth Fund - Class R6	18,365,251	727,723	(1,305,016)	1,696,910	19,484,868	—	296,847	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	30,872,205	13,734,025	(2,552,856)	2,058,429	44,111,803	—	434,769	—
Voya Multi-Manager International Equity Fund - Class I	48,869,138	14,301,316	(3,788,262)	2,569,120	61,951,312	—	834,019	—
Voya Multi-Manager International Factors Fund - Class I	30,440,143	601,339	(12,911,375)	764,923	18,895,030	—	1,762,236	—
Voya Multi-Manager Mid Cap Value Fund - Class I	24,416,999	5,389,198	(3,066,027)	4,576,477	31,316,647	—	46,665	—
Voya U.S. Stock Index Portfolio - Class I	89,869,678	3,077,164	(12,424,534)	9,844,668	90,366,976	—	3,313,976	—
VY Columbia Contrarian Core Portfolio - Class I	30,236,222	326,257	(2,295,682)	3,711,257	31,978,054	—	946,662	—
VY® BrandywineGLOBAL - Bond Portfolio - Class I	11,769,859	1,492,123	(818,373)	90,414	12,534,023	—	75,131	—
VY® Invesco Comstock Portfolio - Class I	20,736,054	996,944	(9,231,912)	2,855,338	15,356,424	—	1,666,873	—
VY® JPMorgan Small Cap Core Equity Portfolio - Class R6	37,078,081	87,024	(16,912,810)	996,577	21,248,872	—	4,510,164	—
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	59,604,321	2,655,833	(4,424,993)	5,179,210	63,014,371	—	859,212	—
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	24,727,532	7,141,214	(1,973,683)	1,850,017	31,745,080	—	472,332	—
VY® T. Rowe Price Growth Equity Portfolio - Class I	24,127,893	6,781,033	(1,649,736)	3,490,397	32,749,587	—	448,813	—
	$510,327,956	$66,178,300	$(77,689,433)	$39,323,192	$538,140,015	$1,223,958	$15,801,047	$—
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2021 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$995,028
Total	$995,028
See Accompanying Notes to Financial Statements
67

Voya Solution Moderately	PORTFOLIO OF INVESTMENTS
Aggressive Portfolio	as of June 30, 2021 (Unaudited) (continued)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(154,350)
Total	$(154,350)
At June 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $513,670,016.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$129,826,624
Gross Unrealized Depreciation	(10,353,428)
Net Unrealized Appreciation	$119,473,196
See Accompanying Notes to Financial Statements
68

Voya Solution Moderately	PORTFOLIO OF INVESTMENTS
Conservative Portfolio	as of June 30, 2021 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 8.2%
8,559	iShares MSCI Eurozone ETF	$422,387	1.0
13,997	Schwab U.S. TIPS ETF	874,952	2.0
2,252	Vanguard S&P 500 ETF	886,207	2.1
9,598	Vanguard Value ETF	1,319,341	3.1
	Total Exchange-Traded Funds (Cost $3,040,062)	3,502,887	8.2
MUTUAL FUNDS: 91.8%
	Affiliated Investment Companies: 91.8%
176,252	Voya Global Bond Fund - Class R6	1,692,022	3.9
693,612	Voya High Yield Bond Fund - Class R6	5,632,133	13.1
617,949	Voya Intermediate Bond Fund - Class R6	6,414,309	14.9
14,054	Voya Large-Cap Growth Fund - Class R6	877,803	2.0
41,653	Voya MidCap Opportunities Portfolio - Class R6	849,714	2.0
136,585	Voya Multi-Manager Emerging Markets Equity Fund - Class I	2,140,280	5.0
74,042	Voya Multi-Manager International Equity Fund - Class I	1,049,170	2.4
134,097	Voya Multi-Manager International Factors Fund - Class I	1,497,860	3.5
73,665	Voya Multi-Manager Mid Cap Value Fund - Class I	852,304	2.0
213,368	Voya Short Term Bond Fund - Class R6	2,129,410	5.0
88,746	Voya U.S. High Dividend Low Volatility Fund - Class R6	1,276,174	3.0
139,189	Voya U.S. Stock Index Portfolio - Class I	3,034,312	7.1
419,945	VY® BrandywineGLOBAL - Bond Portfolio - Class I	5,119,127	11.9
38,010 (1)	VY® JPMorgan Small Cap Core Equity Portfolio - Class R6	827,865	1.9
123,146	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	4,289,191	10.0
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
14,324	VY® T. Rowe Price Growth Equity Portfolio - Class I	$1,775,720	4.1
	Total Mutual Funds (Cost $35,144,448)	39,457,394	91.8
	Total Investments in Securities (Cost $38,184,510)	$42,960,281	100.0
	Assets in Excess of Other Liabilities	10,583	0.0
	Net Assets	$42,970,864	100.0

(1)
Non-income producing security.

Target Allocations as of June 30, 2021(1)
Sub Asset Class	Moderately Conservative
US Large Blend	15.0%
US Large Growth	6.0%
US Large Value	6.0%
US Mid Cap Blend	4.0%
US Small Cap	2.0%
International	7.0%
Emerging Markets	5.0%
Core Fixed Income	31.0%
High Yield	13.0%
International Bonds	4.0%
TIPS	2.0%
Short Duration	5.0%
Long Govt Bonds	—
Total Equity	45.0%
Total Fixed Income	55.0%
Total	100.0%

(1)
As these are target allocations, the actual allocations of each Portfolio’s assets may deviate from the percentages shown. Although the Portfolios expect to be fully invested at all times, they may maintain liquidity reserves to meet redemption requests.

Portfolio holdings are subject to change daily.

See Accompanying Notes to Financial Statements
69

Voya Solution Moderately	PORTFOLIO OF INVESTMENTS
Conservative Portfolio	as of June 30, 2021 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2021
Asset Table
Investments, at fair value
Exchange-Traded Funds	$3,502,887	$—	$—	$3,502,887
Mutual Funds	39,457,394	—	—	39,457,394
Total Investments, at fair value	$42,960,281	$—	$—	$42,960,281

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the year ended June 30, 2021, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/20	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2021	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Global Bond Fund - Class R6	$1,632,792	$233,127	$(113,630)	$(60,267)	$1,692,022	$3,374	$6,453	$—
Voya High Yield Bond Fund - Class R6	5,301,014	673,430	(384,201)	41,890	5,632,133	134,705	6,068	—
Voya Intermediate Bond Fund - Class R6	5,664,178	1,407,822	(503,389)	(154,302)	6,414,309	77,813	22,973	—
Voya Large-Cap Growth Fund - Class R6	1,365,407	84,347	(499,997)	(71,954)	877,803	—	197,172	—
Voya MidCap Opportunities Portfolio - Class R6	427,493	444,775	(43,772)	21,218	849,714	—	20,467	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,271,212	896,118	(105,266)	78,216	2,140,280	—	27,208	—
Voya Multi-Manager International Equity Fund - Class I	837,912	267,087	(93,879)	38,050	1,049,170	—	19,361	—
Voya Multi-Manager International Factors Fund - Class I	1,669,724	93,621	(354,424)	88,939	1,497,860	—	55,529	—
Voya Multi-Manager Mid Cap Value Fund - Class I	418,887	431,732	(66,901)	68,586	852,304	—	11,709	—
Voya Short Term Bond Fund - Class R6	2,016,956	262,523	(146,076)	(3,993)	2,129,410	16,721	4,028	—
Voya U.S. High Dividend Low Volatility Fund - Class R6	2,164,698	239,155	(1,206,810)	79,131	1,276,174	16,574	196,147	—
Voya U.S. Stock Index Portfolio - Class I	2,475,674	997,607	(635,161)	196,192	3,034,312	—	230,194	—
VY® BrandywineGLOBAL - Bond Portfolio - Class I	4,443,131	960,834	(285,861)	1,023	5,119,127	—	63,663	—
VY® JPMorgan Small Cap Core Equity Portfolio - Class R6	854,047	509,765	(461,989)	(73,958)	827,865	—	181,377	—
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	4,091,366	298,975	(412,932)	311,782	4,289,191	—	99,675	—
VY® T. Rowe Price Growth Equity Portfolio - Class I	1,138,400	572,722	(108,283)	172,881	1,775,720	—	22,193	—
	$35,772,891	$8,373,640	$(5,422,571)	$733,434	$39,457,394	$249,187	$1,164,217	$—
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At June 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $38,750,668.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$4,816,003
Gross Unrealized Depreciation	(606,390)
Net Unrealized Appreciation	$4,209,613
See Accompanying Notes to Financial Statements
70

PORTFOLIO OF INVESTMENTS
Voya Solution 2025 Portfolio	as of June 30, 2021 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 6.5%
127,274	iShares MSCI Eurozone ETF	$6,280,972	1.0
40,335	Vanguard S&P 500 ETF	15,872,629	2.5
138,986	Vanguard Value ETF	19,105,016	3.0
	Total Exchange-Traded Funds (Cost $31,408,867)	41,258,617	6.5
MUTUAL FUNDS: 93.5%
	Affiliated Investment Companies: 93.5%
1,988,221	Voya Global Bond Fund - Class R6	19,086,924	3.0
3,929,015	Voya High Yield Bond Fund - Class R6	31,903,605	5.0
12,881,722	Voya Intermediate Bond Fund - Class R6	133,712,271	21.1
354,946	Voya Large-Cap Growth Fund - Class R6	22,169,955	3.5
1,615,456	Voya Multi-Manager Emerging Markets Equity Fund - Class I	25,314,193	4.0
2,218,674	Voya Multi-Manager International Equity Fund - Class I	31,438,615	5.0
5,071,078	Voya Multi-Manager International Factors Fund - Class I	56,643,939	8.9
1,100,505	Voya Multi-Manager Mid Cap Value Fund - Class I	12,732,837	2.0
1,767,559	Voya U.S. High Dividend Low Volatility Fund - Class R6	25,417,494	4.0
2,768,867	Voya U.S. Stock Index Portfolio - Class I	60,361,292	9.5
5,204,840	VY® BrandywineGLOBAL - Bond Portfolio - Class I	63,446,998	10.0
583,646 (1)	VY® JPMorgan Small Cap Core Equity Portfolio - Class R6	12,711,800	2.0
1,822,140	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	63,465,145	10.0
757,081	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	12,612,972	2.0
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
178,514	VY® T. Rowe Price Growth Equity Portfolio - Class I	$22,130,420	3.5
	Total Mutual Funds (Cost $513,475,151)	593,148,460	93.5
	Total Investments in Securities (Cost $544,884,018)	$634,407,077	100.0
	Liabilities in Excess of Other Assets	(33,741)	—
	Net Assets	$634,373,336	100.0

(1)
Non-income producing security.

Target Allocations as of June 30, 2021(1)
Sub Asset Class	2025
US Large Blend	18.0%
US Large Growth	7.0%
US Large Value	7.0%
US Mid Cap Blend	4.0%
US Small Cap	2.0%
International	15.0%
Emerging Markets	4.0%
Core Fixed Income	35.0%
High Yield	5.0%
International Bonds	3.0%
TIPS	—
Short Duration	—
Long Govt Bonds	—
Total Equity	57.0%
Total Fixed Income	43.0%
Total	100.0%

(1)
As these are target allocations, the actual allocations of each Portfolio’s assets may deviate from the percentages shown. Although the Portfolios expect to be fully invested at all times, they may maintain liquidity reserves to meet redemption requests.

Portfolio holdings are subject to change daily.

See Accompanying Notes to Financial Statements
71

PORTFOLIO OF INVESTMENTS
Voya Solution 2025 Portfolio	as of June 30, 2021 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2021
Asset Table
Investments, at fair value
Exchange-Traded Funds	$41,258,617	$—	$—	$41,258,617
Mutual Funds	593,148,460	—	—	593,148,460
Total Investments, at fair value	$634,407,077	$—	$—	$634,407,077

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the year ended June 30, 2021, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/20	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2021	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Global Bond Fund - Class R6	$18,971,632	$2,389,291	$(1,575,558)	$(698,441)	$19,086,924	$38,026	$86,549	$—
Voya High Yield Bond Fund - Class R6	25,306,709	8,819,289	(2,229,140)	6,747	31,903,605	682,128	264,347	—
Voya Intermediate Bond Fund - Class R6	113,595,343	34,012,165	(11,351,753)	(2,543,484)	133,712,271	1,559,768	1,543	—
Voya Large-Cap Growth Fund - Class R6	22,041,792	1,033,784	(2,561,839)	1,656,218	22,169,955	—	696,577	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	22,412,490	3,470,191	(1,853,793)	1,285,305	25,314,193	—	472,092	—
Voya Multi-Manager International Equity Fund - Class I	37,763,947	996,898	(7,519,710)	197,480	31,438,615	—	2,483,141	—
Voya Multi-Manager International Factors Fund - Class I	56,458,454	1,166,640	(5,181,786)	4,200,631	56,643,939	—	818,458	—
Voya Multi-Manager Mid Cap Value Fund - Class I	7,952,515	4,707,783	(1,167,437)	1,239,976	12,732,837	—	262,745	—
Voya U.S. High Dividend Low Volatility Fund - Class R6	25,295,240	1,677,775	(3,984,760)	2,429,239	25,417,494	185,581	983,237	—
Voya U.S. Stock Index Portfolio - Class I	66,272,799	1,775,244	(13,002,431)	5,315,680	60,361,292	—	4,006,325	—
VY® BrandywineGLOBAL - Bond Portfolio - Class I	56,581,919	11,370,904	(4,341,281)	(164,544)	63,446,998	—	963,849	—
VY® JPMorgan Small Cap Core Equity Portfolio - Class R6	2,000,686	18,809,396	(7,577,861)	(520,421)	12,711,800	—	1,127,958	—
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	63,325,545	2,137,094	(6,255,449)	4,257,955	63,465,145	—	1,898,464	—
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	7,895,658	5,002,218	(753,825)	468,921	12,612,972	—	299,285	—
VY® T. Rowe Price Growth Equity Portfolio - Class I	22,006,815	595,114	(2,784,207)	2,312,698	22,130,420	—	915,783	—
	$547,881,544	$97,963,786	$(72,140,830)	$19,443,960	$593,148,460	$2,465,503	$15,280,353	$—
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
See Accompanying Notes to Financial Statements
72

PORTFOLIO OF INVESTMENTS
Voya Solution 2025 Portfolio	as of June 30, 2021 (Unaudited) (continued)

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2021 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$980,271
Total	$980,271
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(134,978)
Total	$(134,978)
At June 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $554,874,710.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$91,361,597
Gross Unrealized Depreciation	(11,829,230)
Net Unrealized Appreciation	$79,532,367
See Accompanying Notes to Financial Statements
73

PORTFOLIO OF INVESTMENTS
Voya Solution 2030 Portfolio	as of June 30, 2021 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 10.7%
23,589	iShares MSCI Eurozone ETF	$1,164,117	2.0
2,563	iShares Russell 2000 ETF	587,875	1.0
4,859	Vanguard S&P 500 ETF	1,912,114	3.2
19,320	Vanguard Value ETF	2,655,727	4.5
	Total Exchange-Traded Funds (Cost $5,434,131)	6,319,833	10.7
MUTUAL FUNDS: 89.3%
	Affiliated Investment Companies: 89.3%
291,493	Voya High Yield Bond Fund - Class R6	2,366,920	4.0
796,377	Voya Intermediate Bond Fund - Class R6	8,266,396	14.1
28,212	Voya Large-Cap Growth Fund - Class R6	1,762,123	3.0
149,801	Voya Multi-Manager Emerging Markets Equity Fund - Class I	2,347,383	4.0
329,232	Voya Multi-Manager International Equity Fund - Class I	4,665,213	8.0
574,789	Voya Multi-Manager International Factors Fund - Class I	6,420,388	10.9
127,560	Voya Multi-Manager Mid Cap Value Fund - Class I	1,475,871	2.5
82,087	Voya U.S. High Dividend Low Volatility Fund - Class R6	1,180,409	2.0
304,106	Voya U.S. Stock Index Portfolio - Class I	6,629,508	11.3
434,374	VY® BrandywineGLOBAL - Bond Portfolio - Class I	5,295,022	9.0
60,855	VY® Columbia Contrarian Core Portfolio - Class I	1,472,683	2.5
54,143 (1)	VY® JPMorgan Small Cap Core Equity Portfolio - Class R6	1,179,227	2.0
168,965	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	5,885,040	10.0
87,759	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	1,462,062	2.5
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
16,554	VY® T. Rowe Price Growth Equity Portfolio - Class I	$2,052,152	3.5
	Total Mutual Funds (Cost $45,008,161)	52,460,397	89.3
	Total Investments in Securities (Cost $50,442,292)	$58,780,230	100.0
	Liabilities in Excess of Other Assets	(28,741)	—
	Net Assets	$58,751,489	100.0

(1)
Non-income producing security.

Target Allocations as of June 30, 2021(1)
Sub Asset Class	2030
US Large Blend	23.0%
US Large Growth	6.5%
US Large Value	6.5%
US Mid Cap Blend	5.0%
US Small Cap	3.0%
International	21.0%
Emerging Markets	4.0%
Core Fixed Income	27.0%
High Yield	4.0%
International Bonds	—
TIPS	—
Short Duration	—
Long Govt Bonds	—
Total Equity	69.0%
Total Fixed Income	31.0%
Total	100.0%

(1)
As these are target allocations, the actual allocations of each Portfolio’s assets may deviate from the percentages shown. Although the Portfolios expect to be fully invested at all times, they may maintain liquidity reserves to meet redemption requests.

Portfolio holdings are subject to change daily.

See Accompanying Notes to Financial Statements
74

PORTFOLIO OF INVESTMENTS
Voya Solution 2030 Portfolio	as of June 30, 2021 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2021
Asset Table
Investments, at fair value
Exchange-Traded Funds	$6,319,833	$—	$—	$6,319,833
Mutual Funds	52,460,397	—	—	52,460,397
Total Investments, at fair value	$58,780,230	$—	$—	$58,780,230

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the year ended June 30, 2021, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/20	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2021	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya High Yield Bond Fund - Class R6	$2,135,880	$447,828	$(203,525)	$(13,263)	$2,366,920	$56,413	$34,287	$—
Voya Intermediate Bond Fund - Class R6	6,897,950	2,373,252	(842,861)	(161,945)	8,266,396	99,110	1,695	—
Voya Large-Cap Growth Fund - Class R6	1,649,606	197,824	(211,091)	125,784	1,762,123	—	59,979	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	2,772,956	306,667	(743,670)	11,430	2,347,383	—	190,196	—
Voya Multi-Manager International Equity Fund - Class I	4,935,066	589,981	(933,349)	73,515	4,665,213	—	283,002	—
Voya Multi-Manager International Factors Fund - Class I	5,463,458	1,178,607	(605,229)	383,552	6,420,388	—	130,520	—
Voya Multi-Manager Mid Cap Value Fund - Class I	822,578	673,189	(153,745)	133,849	1,475,871	—	26,974	—
Voya U.S. High Dividend Low Volatility Fund - Class R6	1,106,541	487,278	(472,087)	58,677	1,180,409	8,689	96,365	—
Voya U.S. Stock Index Portfolio - Class I	6,505,117	903,657	(1,299,579)	520,313	6,629,508	—	454,770	—
VY Columbia Contrarian Core Portfolio - Class I	1,358,557	141,696	(170,089)	142,519	1,472,683	—	72,695	—
VY® BrandywineGLOBAL - Bond Portfolio - Class I	3,702,916	2,013,600	(401,485)	(20,009)	5,295,022	—	83,197	—
VY® JPMorgan Small Cap Core Equity Portfolio - Class R6	1,691,147	333,317	(776,048)	(69,189)	1,179,227	—	320,911	—
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	5,357,782	742,423	(632,944)	417,779	5,885,040	—	142,567	—
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	832,461	693,872	(106,780)	42,509	1,462,062	—	42,692	—
VY® T. Rowe Price Growth Equity Portfolio - Class I	1,896,749	221,395	(272,992)	207,000	2,052,152	—	87,829	—
	$47,128,764	$11,304,586	$(7,825,474)	$1,852,521	$52,460,397	$164,212	$2,027,679	$—
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At June 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $51,728,041.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$8,452,887
Gross Unrealized Depreciation	(1,400,698)
Net Unrealized Appreciation	$7,052,189
See Accompanying Notes to Financial Statements
75

PORTFOLIO OF INVESTMENTS
Voya Solution 2035 Portfolio	as of June 30, 2020 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 11.5%
275,826	iShares MSCI Eurozone ETF	$13,612,013	2.0
29,971	iShares Russell 2000 ETF	6,874,448	1.0
61,190	Vanguard S&P 500 ETF	24,079,489	3.5
251,008	Vanguard Value ETF	34,503,560	5.0
	Total Exchange-Traded Funds (Cost $60,725,114)	79,069,510	11.5
MUTUAL FUNDS: 88.5%
	Affiliated Investment Companies: 88.5%
3,406,814	Voya High Yield Bond Fund - Class R6	27,663,326	4.0
5,983,701	Voya Intermediate Bond Fund - Class R6	62,110,811	9.1
274,797	Voya Large-Cap Growth Fund - Class R6	17,163,849	2.5
3,064,175	Voya Multi-Manager Emerging Markets Equity Fund - Class I	48,015,625	7.0
5,290,801	Voya Multi-Manager International Equity Fund - Class I	74,970,657	10.9
6,107,391	Voya Multi-Manager International Factors Fund - Class I	68,219,557	10.0
1,789,185	Voya Multi-Manager Mid Cap Value Fund - Class I	20,700,875	3.0
3,633,146	Voya U.S. Stock Index Portfolio - Class I	79,202,586	11.5
2,256,526	VY® BrandywineGLOBAL - Bond Portfolio - Class I	27,507,050	4.0
1,422,599	VY® Columbia Contrarian Core Portfolio - Class I	34,426,884	5.0
690,357	VY® Invesco Comstock Portfolio - Class I	13,869,280	2.0
632,711 (1)	VY® JPMorgan Small Cap Core Equity Portfolio - Class R6	13,780,445	2.0
1,974,944	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	68,787,286	10.0
1,230,933	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	20,507,338	3.0
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
248,770	VY® T. Rowe Price Growth Equity Portfolio - Class I	$30,840,019	4.5
	Total Mutual Funds (Cost $501,831,319)	607,765,588	88.5
	Total Investments in Securities (Cost $562,556,433)	$686,835,098	100.0
	Assets in Excess of Other Liabilities	50,950	0.0
	Net Assets	$686,886,048	100.0

(1)
Non-income producing security.

Target Allocations as of June 30, 2021(1)
Sub Asset Class	2035
US Large Blend	26.0%
US Large Growth	7.0%
US Large Value	7.0%
US Mid Cap Blend	6.0%
US Small Cap	3.0%
International	23.0%
Emerging Markets	7.0%
Core Fixed Income	17.0%
High Yield	4.0%
International Bonds	—
TIPS	—
Short Duration	—
Long Govt Bonds	—
Total Equity	79.0%
Total Fixed Income	21.0%
Total	100.0%

(1)
As these are target allocations, the actual allocations of each Portfolio’s assets may deviate from the percentages shown. Although the Portfolios expect to be fully invested at all times, they may maintain liquidity reserves to meet redemption requests.

Portfolio holdings are subject to change daily.

See Accompanying Notes to Financial Statements
76

PORTFOLIO OF INVESTMENTS
Voya Solution 2035 Portfolio	as of June 30, 2020 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2021
Asset Table
Investments, at fair value
Exchange-Traded Funds	$79,069,510	$—	$—	$79,069,510
Mutual Funds	607,765,588	—	—	607,765,588
Total Investments, at fair value	$686,835,098	$—	$—	$686,835,098

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the year ended June 30, 2021, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/20	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2021	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya High Yield Bond Fund - Class R6	$26,737,499	$3,062,250	$(2,122,167)	$(14,256)	$27,663,326	$666,274	$252,310	$—
Voya Intermediate Bond Fund - Class R6	39,907,631	28,046,435	(5,032,469)	(810,786)	62,110,811	634,615	906	—
Voya Large-Cap Growth Fund - Class R6	18,293,169	1,013,103	(2,776,281)	633,858	17,163,849	—	1,290,102	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	40,580,520	8,961,589	(3,858,884)	2,332,400	48,015,625	—	1,130,357	—
Voya Multi-Manager International Equity Fund - Class I	79,754,301	2,758,642	(10,167,732)	2,625,446	74,970,657	—	3,070,519	—
Voya Multi-Manager International Factors Fund - Class I	59,602,838	9,121,942	(5,669,583)	5,164,360	68,219,557	—	308,051	—
Voya Multi-Manager Mid Cap Value Fund - Class I	13,439,801	6,942,227	(1,872,421)	2,191,268	20,700,875	—	364,528	—
Voya U.S. High Dividend Low Volatility Fund - Class R6	13,097,236	1,862,953	(13,862,875)	(1,097,314)	—	98,866	2,632,640	—
Voya U.S. Stock Index Portfolio - Class I	86,658,039	3,067,450	(17,013,080)	6,490,177	79,202,586	—	5,861,826	—
VY Columbia Contrarian Core Portfolio - Class I	33,418,763	785,414	(3,441,622)	3,664,329	34,426,884	—	1,444,070	—
VY® BrandywineGLOBAL - Bond Portfolio - Class I	26,562,282	2,939,182	(2,155,767)	161,353	27,507,050	—	199,736	—
VY® Invesco Comstock Portfolio - Class I	—	15,679,591	(2,190,153)	379,842	13,869,280	—	66,429	—
VY® JPMorgan Small Cap Core Equity Portfolio - Class R6	8,151,704	6,937,540	(2,301,198)	992,399	13,780,445	—	906,089	—
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	66,889,052	2,768,463	(6,227,633)	5,357,404	68,787,286	—	1,255,167	—
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	13,343,679	7,369,666	(1,077,817)	871,810	20,507,338	—	422,303
VY® T. Rowe Price Growth Equity Portfolio - Class I	31,547,323	1,033,578	(4,621,304)	2,880,422	30,840,019	—	1,743,197	—
	$557,983,837	$102,350,025	$(84,390,986)	$31,822,712	$607,765,588	$1,399,755	$20,948,230	$—
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
See Accompanying Notes to Financial Statements
77

PORTFOLIO OF INVESTMENTS
Voya Solution 2035 Portfolio	as of June 30, 2020 (Unaudited) (continued)

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2021 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$687,881
Total	$687,881
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(12,373)
Total	$(12,373)
At June 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $570,481,104.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$125,079,811
Gross Unrealized Depreciation	(8,725,816)
Net Unrealized Appreciation	$116,353,995
See Accompanying Notes to Financial Statements
78

PORTFOLIO OF INVESTMENTS
Voya Solution 2040 Portfolio	as of June 30, 2021 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 14.4%
17,171	iShares MSCI Eurozone ETF	$847,389	1.9
1,877	iShares Russell 2000 ETF	430,528	1.0
6,558	Vanguard S&P 500 ETF	2,580,704	5.8
18,629	Vanguard Value ETF	2,560,742	5.7
	Total Exchange-Traded Funds
	(Cost $5,381,631)	6,419,363	14.4
MUTUAL FUNDS: 85.5%
	Affiliated Investment Companies: 85.5%
165,221	Voya High Yield Bond Fund - Class R6	1,341,591	3.0
170,555	Voya Intermediate Bond Fund - Class R6	1,770,357	4.0
18,168	Voya Large-Cap Growth Fund - Class R6	1,134,756	2.5
225,582	Voya Multi-Manager Emerging Markets Equity Fund - Class I	3,534,873	8.0
429,610	Voya Multi-Manager International Equity Fund - Class I	6,087,567	13.7
357,097	Voya Multi-Manager International Factors Fund - Class I	3,988,771	9.0
133,086	Voya Multi-Manager Mid Cap Value Fund - Class I	1,539,810	3.5
263,126	Voya U.S. Stock Index Portfolio - Class I	5,736,136	12.9
72,254	VY® BrandywineGLOBAL - Bond Portfolio - Class I	880,772	2.0
102,112	VY® Columbia Contrarian Core Portfolio - Class I	2,471,106	5.6
56,387	VY® Invesco Comstock Portfolio - Class I	1,132,813	2.5
39,696 (1)	VY® JPMorgan Small Cap Core Equity Portfolio ‑ Class R6	864,573	1.9
95,350	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	3,321,038	7.5
92,993	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	1,549,267	3.5
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
21,264	VY® T. Rowe Price Growth Equity Portfolio - Class I	$2,636,071	5.9
	Total Mutual Funds (Cost $31,519,847)	37,989,501	85.5
	Total Investments in Securities (Cost $36,901,478)	$44,408,864	99.9
	Assets in Excess of Other Liabilities	35,745	0.1
	Net Assets	$44,444,609	100.0

(1)
Non-income producing security.

Target Allocations as of June 30, 2021(1)
Sub Asset Class	2040
US Large Blend	28.5%
US Large Growth	8.3%
US Large Value	8.3%
US Mid Cap Blend	7.0%
US Small Cap	3.0%
International	25.0%
Emerging Markets	8.0%
Core Fixed Income	9.0%
High Yield	3.0%
International Bonds	—
TIPS	—
Short Duration	—
Long Govt Bonds	—
Total Equity	88.0%
Total Fixed Income	12.0%
Total	100.0%

(1)
As these are target allocations, the actual allocations of each Portfolio’s assets may deviate from the percentages shown. Although the Portfolios expect to be fully invested at all times, they may maintain liquidity reserves to meet redemption requests.

Portfolio holdings are subject to change daily.

See Accompanying Notes to Financial Statements
79

PORTFOLIO OF INVESTMENTS
Voya Solution 2040 Portfolio	as of June 30, 2021 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2021
Asset Table
Investments, at fair value
Exchange-Traded Funds	$6,419,363	$—	$—	$6,419,363
Mutual Funds	37,989,501	—	—	37,989,501
Total Investments, at fair value	$44,408,864	$—	$—	$44,408,864

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the year ended June 30, 2021, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/20	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2021	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya High Yield Bond Fund - Class R6	$1,181,441	$326,353	$(151,377)	$(14,826)	$1,341,591	$33,443	$23,986	$—
Voya Intermediate Bond Fund - Class R6	1,171,591	825,754	(204,133)	(22,855)	1,770,357	21,983	(5,389)	—
Voya Large-Cap Growth Fund - Class R6	1,014,774	169,820	(130,796)	80,958	1,134,756	—	33,051	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	2,661,661	1,090,890	(341,607)	123,929	3,534,873	—	102,045	—
Voya Multi-Manager International Equity Fund - Class I	5,667,052	932,453	(746,785)	234,847	6,087,567	—	165,351	—
Voya Multi-Manager International Factors Fund - Class I	3,629,336	576,676	(457,633)	240,392	3,988,771	—	90,285	—
Voya Multi-Manager Mid Cap Value Fund - Class I	809,469	765,411	(165,293)	130,223	1,539,810	—	26,086	—
Voya U.S. Stock Index Portfolio - Class I	6,022,955	1,442,619	(1,986,491)	257,053	5,736,136	(2)	634,230	—
VY Columbia Contrarian Core Portfolio - Class I	2,205,165	327,821	(290,169)	228,289	2,471,106	—	116,551	—
VY® BrandywineGLOBAL - Bond Portfolio - Class I	780,093	206,281	(107,203)	1,601	880,772	—	9,704	—
VY® JPMorgan Small Cap Core Equity Portfolio - Class R6	1,215,301	270,981	(569,913)	(51,796)	864,573	—	237,316	—
VY® Invesco Comstock Portfolio - Class I	767,556	733,180	(396,500)	28,577	1,132,813	—	169,902	—
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	2,963,472	536,731	(420,554)	241,389	3,321,038	—	65,304	—
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class I	819,746	810,887	(120,294)	38,928	1,549,267	—	46,804	—
VY® T. Rowe Price Growth Equity Portfolio - Class I	2,299,484	364,773	(317,030)	288,844	2,636,071	—	64,214	—
	$33,209,096	$9,380,630	$(6,405,778)	$1,805,553	$37,989,501	$55,424	$1,779,440	$—
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At June 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $38,130,897.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$7,561,974
Gross Unrealized Depreciation	(1,284,007)
Net Unrealized Appreciation	$6,277,967
See Accompanying Notes to Financial Statements
80

PORTFOLIO OF INVESTMENTS
Voya Solution 2045 Portfolio	as of June 30, 2021 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 16.7%
71,628	iShares Core MSCI EAFE ETF	$5,362,072	1.0
205,747	iShares MSCI Eurozone ETF	10,153,615	2.0
23,819	iShares Russell 2000 ETF	5,463,364	1.1
94,881	Vanguard S&P 500 ETF	37,337,571	7.1
209,648	Vanguard Value ETF	28,818,214	5.5
	Total Exchange-Traded Funds (Cost $68,469,034)	87,134,836	16.7
MUTUAL FUNDS: 83.2%
	Affiliated Investment Companies: 83.2%
1,294,915	Voya High Yield Bond Fund - Class R6	10,514,714	2.0
214,223	Voya Large-Cap Growth Fund - Class R6	13,380,369	2.5
2,982,110	Voya Multi-Manager Emerging Markets Equity Fund - Class I	46,729,668	8.9
5,766,802	Voya Multi-Manager International Equity Fund - Class I	81,715,583	15.6
3,719,765	Voya Multi-Manager International Factors Fund - Class I	41,549,770	7.9
1,564,661	Voya Multi-Manager Mid Cap Value Fund - Class I	18,103,125	3.5
3,382,243	Voya U.S. Stock Index Portfolio - Class I	73,732,899	14.1
1,527,449	VY® Columbia Contrarian Core Portfolio - Class I	36,964,257	7.1
734,040	VY® Invesco Comstock Portfolio - Class I	14,746,857	2.8
449,381 (1)	VY® JPMorgan Small Cap Core Equity Portfolio - Class R6	9,787,528	1.9
1,120,674	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	39,033,061	7.5
1,098,713	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	18,304,553	3.5
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
250,421	VY® T. Rowe Price Growth Equity Portfolio - Class I	$31,044,647	5.9
	Total Mutual Funds (Cost $348,958,738)	435,607,031	83.2
	Total Investments in Securities (Cost $417,427,772)	$522,741,867	99.9
	Assets in Excess of Other Liabilities	587,767	0.1
	Net Assets	$523,329,634	100.0

(1)
Non-income producing security.

Target Allocations as of June 30, 2021(1)
Sub Asset Class	2045
US Large Blend	32.5%
US Large Growth	8.3%
US Large Value	8.3%
US Mid Cap Blend	7.0%
US Small Cap	3.0%
International	27.0%
Emerging Markets	9.0%
Core Fixed Income	3.0%
High Yield	2.0%
International Bonds	—
TIPS	—
Short Duration	—
Long Govt Bonds	—
Total Equity	95.0%
Total Fixed Income	5.0%
Total	100.0%

(1)
As these are target allocations, the actual allocations of each Portfolio’s assets may deviate from the percentages shown. Although the Portfolios expect to be fully invested at all times, they may maintain liquidity reserves to meet redemption requests.

Portfolio holdings are subject to change daily.

See Accompanying Notes to Financial Statements
81

PORTFOLIO OF INVESTMENTS
Voya Solution 2045 Portfolio	as of June 30, 2021 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2021
Asset Table
Investments, at fair value
Exchange-Traded Funds	$87,134,836	$—	$—	$87,134,836
Mutual Funds	435,607,031	—	—	435,607,031
Total Investments, at fair value	$522,741,867	$—	$—	$522,741,867

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the year ended June 30, 2021, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/20	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2021	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya High Yield Bond Fund - Class R6	$9,981,965	$1,407,620	$(843,888)	$(30,983)	$10,514,714	$274,726	$98,490	$—
Voya Intermediate Bond Fund - Class R6	6,248,176	303,366	(6,570,533)	18,991	—	64,313	(221,538)	—
Voya Large-Cap Growth Fund - Class R6	12,412,291	934,994	(889,182)	922,266	13,380,369	—	449,083	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	35,330,626	12,622,145	(3,524,606)	2,301,503	46,729,668	—	702,108	—
Voya Multi-Manager International Equity Fund - Class I	74,396,707	10,036,813	(6,530,515)	3,812,578	81,715,583	—	1,485,694	—
Voya Multi-Manager International Factors Fund - Class I	44,476,663	2,417,924	(7,962,962)	2,618,145	41,549,770	—	1,358,122	—
Voya Multi-Manager Mid Cap Value Fund - Class I	11,284,081	6,536,170	(1,525,356)	1,808,230	18,103,125	—	362,440	—
Voya U.S. Stock Index Portfolio - Class I	70,854,992	4,888,914	(9,341,208)	7,330,201	73,732,899	—	3,134,343	—
VY Columbia Contrarian Core Portfolio - Class I	34,918,940	1,076,908	(3,114,813)	4,083,222	36,964,257	—	1,320,917	—
VY® BrandywineGLOBAL - Bond Portfolio - Class I	4,979,972	67,907	(4,758,350)	(289,529)	—	—	318,860	—
VY® Invesco Comstock Portfolio - Class I	12,454,815	3,772,504	(2,916,509)	1,436,047	14,746,857	—	1,469,856	—
VY® JPMorgan Small Cap Core Equity Portfolio - Class R6	9,875,859	906,895	(1,774,782)	779,556	9,787,528	—	697,807	—
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	37,441,627	1,800,203	(3,390,092)	3,181,323	39,033,061	—	577,972	—
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	11,203,948	7,401,440	(1,014,749)	713,914	18,304,553	—	395,141	—
VY® T. Rowe Price Growth Equity Portfolio - Class I	28,503,530	1,299,908	(2,264,507)	3,505,716	31,044,647	—	796,836	—
	$404,364,192	$55,473,711	$(56,422,052)	$32,191,180	$435,607,031	$339,039	$12,946,131	$—
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2021 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$1,850,139
Interest rate contracts	395,294
Total	$2,245,433
See Accompanying Notes to Financial Statements
82

PORTFOLIO OF INVESTMENTS
Voya Solution 2045 Portfolio	as of June 30, 2021 (Unaudited) (continued)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(244,363)
Interest rate contracts	17,144
Total	$(227,219)
At June 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $425,076,121.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$105,376,160
Gross Unrealized Depreciation	(7,710,414)
Net Unrealized Appreciation	$97,665,746
See Accompanying Notes to Financial Statements
83

PORTFOLIO OF INVESTMENTS
Voya Solution 2050 Portfolio	as of June 30, 2021 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 16.7%
5,084	iShares Core MSCI EAFE ETF	$380,588	1.0
14,830	iShares MSCI Eurozone ETF	731,861	2.0
3,344	iShares Russell 2000 ETF	767,013	2.1
6,734	Vanguard S&P 500 ETF	2,649,964	7.3
11,337	Vanguard Value ETF	1,558,384	4.3
	Total Exchange-Traded Funds (Cost $5,176,184)	6,087,810	16.7
MUTUAL FUNDS: 83.2%
	Affiliated Investment Companies: 83.2%
11,899	Voya Large-Cap Growth Fund - Class R6	743,185	2.0
207,859	Voya Multi-Manager Emerging Markets Equity Fund - Class I	3,257,145	8.9
449,860	Voya Multi-Manager International Equity Fund - Class I	6,374,520	17.5
226,374	Voya Multi-Manager International Factors Fund - Class I	2,528,592	6.9
109,262	Voya Multi-Manager Mid Cap Value Fund - Class I	1,264,164	3.5
233,674	Voya U.S. Stock Index Portfolio - Class I	5,094,097	14.0
106,640	VY® Columbia Contrarian Core Portfolio - Class I	2,580,695	7.1
74,239	VY® Invesco Comstock Portfolio - Class I	1,491,456	4.1
30,107 (1)	VY® JPMorgan Small Cap Core Equity Portfolio - Class R6	655,741	1.8
78,201	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	2,723,726	7.5
75,959	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	1,265,480	3.5
18,928	VY® T. Rowe Price Growth Equity Portfolio - Class I	2,346,559	6.4
Shares	Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
Total Mutual Funds (Cost $24,329,973)	$30,325,360	83.2
Total Investments in Securities (Cost $29,506,157)	$36,413,170	99.9
Assets in Excess of Other Liabilities	42,242	0.1
Net Assets	$36,455,412	100.0

(1)
Non-income producing security.

Target Allocations as of June 30, 2021(1)
Sub Asset Class	2050
US Large Blend	32.5%
US Large Growth	8.3%
US Large Value	8.3%
US Mid Cap Blend	7.0%
US Small Cap	4.0%
International	28.0%
Emerging Markets	9.0%
Core Fixed Income	3.0%
High Yield	—
International Bonds	—
TIPS	—
Short Duration	—
Long Govt Bonds	—
Total Equity	97.0%
Total Fixed Income	3.0%
Total	100.0%

(1)
As these are target allocations, the actual allocations of each Portfolio’s assets may deviate from the percentages shown. Although the Portfolios expect to be fully invested at all times, they may maintain liquidity reserves to meet redemption requests.

Portfolio holdings are subject to change daily.

See Accompanying Notes to Financial Statements
84

PORTFOLIO OF INVESTMENTS
Voya Solution 2050 Portfolio	as of June 30, 2021 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2021
Asset Table
Investments, at fair value
Exchange-Traded Funds	$6,087,810	$—	$—	$6,087,810
Mutual Funds	30,325,360	—	—	30,325,360
Total Investments, at fair value	$36,413,170	$—	$—	$36,413,170

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the year ended June 30, 2021, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/20	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2021	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Intermediate Bond Fund - Class R6	$347,930	$58,329	$(408,147)	$1,888	$—	$3,558	$(13,111)	$—
Voya Large-Cap Growth Fund - Class R6	723,006	90,211	(116,862)	46,830	743,185	—	29,786	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	2,552,709	1,067,785	(451,410)	88,061	3,257,145	—	127,965	—
Voya Multi-Manager International Equity Fund - Class I	5,948,607	1,299,010	(1,036,486)	163,389	6,374,520	—	251,673	—
Voya Multi-Manager International Factors Fund - Class I	3,412,005	346,508	(1,290,889)	60,968	2,528,592	—	229,912	—
Voya Multi-Manager Mid Cap Value Fund - Class I	811,141	530,072	(196,806)	119,757	1,264,164	—	33,398	—
Voya U.S. Stock Index Portfolio - Class I	5,471,299	1,096,408	(1,885,442)	411,832	5,094,097	—	379,812	—
VY Columbia Contrarian Core Portfolio - Class I	2,499,812	259,714	(396,753)	217,922	2,580,695	—	161,970	—
VY® Invesco Comstock Portfolio - Class I	1,331,921	471,986	(487,952)	175,501	1,491,456	—	134,032	—
VY® JPMorgan Small Cap Core Equity Portfolio Class R6	1,090,264	170,834	(541,566)	(63,791)	655,741	—	226,180	—
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	2,639,892	364,016	(470,137)	189,955	2,723,726	—	74,354	—
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio Class R6	821,356	575,848	(168,058)	36,334	1,265,480	—	40,410	—
VY® T. Rowe Price Growth Equity Portfolio - Class I	2,226,341	249,922	(378,017)	248,313	2,346,559	—	78,089	—
	$29,876,283	$6,580,643	$(7,828,525)	$1,696,959	$30,325,360	$3,558	$1,754,470	$—
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At June 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $30,816,424.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$6,927,842
Gross Unrealized Depreciation	(1,331,096)
Net Unrealized Appreciation	$5,596,746
See Accompanying Notes to Financial Statements
85

PORTFOLIO OF INVESTMENTS
Voya Solution 2055 Portfolio	as of June 30, 2021 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 14.2%
23,466	iShares Core MSCI EAFE ETF	$1,756,665	1.0
68,718	iShares MSCI Eurozone ETF	3,391,233	1.9
15,403	iShares Russell 2000 ETF	3,532,986	2.0
24,176	Vanguard S&P 500 ETF	9,513,739	5.4
49,058	Vanguard Value ETF	6,743,513	3.9
	Total Exchange-Traded Funds (Cost $20,593,928)	24,938,136	14.2
MUTUAL FUNDS: 85.7%
	Affiliated Investment Companies: 85.7%
57,365	Voya Large-Cap Growth Fund - Class R6	3,583,045	2.0
998,885	Voya Multi-Manager Emerging Markets Equity Fund - Class I	15,652,522	8.9
2,294,646	Voya Multi-Manager International Equity Fund - Class I	32,515,128	18.6
935,088	Voya Multi-Manager International Factors Fund - Class I	10,444,933	6.0
524,071	Voya Multi-Manager Mid Cap Value Fund - Class I	6,063,496	3.5
1,227,843	Voya U.S. Stock Index Portfolio - Class I	26,766,975	15.3
548,122	VY® Columbia Contrarian Core Portfolio - Class I	13,264,558	7.6
392,005	VY® Invesco Comstock Portfolio - Class I	7,875,381	4.5
151,679 (1)	VY® JPMorgan Small Cap Core Equity Portfolio - Class R6	3,303,576	1.9
375,314	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	13,072,197	7.5
367,572	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	6,123,742	3.5
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
91,120	VY® T. Rowe Price Growth Equity Portfolio - Class I	$11,296,171	6.4
	Total Mutual Funds (Cost $121,466,726)	149,961,724	85.7
	Total Investments in Securities (Cost $142,060,654)	$174,899,860	99.9
	Assets in Excess of Other Liabilities	129,173	0.1
	Net Assets	$175,029,033	100.0

(1)
Non-income producing security.

Target Allocations as of June 30, 2021(1)
Sub Asset Class	2055
US Large Blend	32.5%
US Large Growth	8.3%
US Large Value	8.3%
US Mid Cap Blend	7.0%
US Small Cap	4.0%
International	28.0%
Emerging Markets	9.0%
Core Fixed Income	3.0%
High Yield	—
International Bonds	—
TIPS	—
Short Duration	—
Long Govt Bonds	—
Total Equity	97.0%
Total Fixed Income	3.0%
Total	100.0%

(1)
As these are target allocations, the actual allocations of each Portfolio’s assets may deviate from the percentages shown. Although the Portfolios expect to be fully invested at all times, they may maintain liquidity reserves to meet redemption requests.

Portfolio holdings are subject to change daily.

See Accompanying Notes to Financial Statements
86

PORTFOLIO OF INVESTMENTS
Voya Solution 2055 Portfolio	as of June 30, 2021 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2021
Asset Table
Investments, at fair value
Exchange-Traded Funds	$24,938,136	$—	$—	$24,938,136
Mutual Funds	149,961,724	—	—	149,961,724
Total Investments, at fair value	$174,899,860	$—	$—	$174,899,860

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the year ended June 30, 2021, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/20	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2021	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Intermediate Bond Fund - Class R6	$2,067,615	$89,936	$(2,173,002)	$15,451	$—	$21,017	$(81,600)	$—
Voya Large-Cap Growth Fund - Class R6	3,285,304	352,291	(348,731)	294,181	3,583,045	—	69,838	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	12,523,944	3,729,759	(1,239,730)	638,549	15,652,522	—	409,967	—
Voya Multi-Manager International Equity Fund - Class I	26,256,423	7,952,684	(2,894,863)	1,200,884	32,515,128	—	648,036	—
Voya Multi-Manager International Factors Fund - Class I	14,715,996	1,215,163	(5,802,000)	315,774	10,444,933	—	943,997	—
Voya Multi-Manager Mid Cap Value Fund - Class I	4,148,105	1,848,061	(664,861)	732,191	6,063,496	—	50,231	—
Voya U.S. Stock Index Portfolio - Class I	25,105,906	3,046,324	(4,426,649)	3,041,394	26,766,975	—	654,899	—
VY Columbia Contrarian Core Portfolio - Class I	11,552,918	1,333,549	(1,025,644)	1,403,735	13,264,558	—	393,572	—
VY® Invesco Comstock Portfolio - Class I	6,629,753	1,610,198	(1,301,455)	936,885	7,875,381	—	579,998	—
VY® JPMorgan Small Cap Core Equity Portfolio Class R6	742,004	3,285,782	(965,164)	240,954	3,303,576	—	217,729	—
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	12,387,414	1,004,298	(1,347,915)	1,028,400	13,072,197	—	203,398	—
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio Class R6	4,118,795	2,156,159	(449,768)	298,556	6,123,742	—	104,748	—
VY® T. Rowe Price Growth Equity Portfolio - Class I	10,250,511	804,007	(966,042)	1,207,695	11,296,171	—	332,948	—
	$133,784,688	$28,428,211	$(23,605,824)	$11,354,649	$149,961,724	$21,017	$4,527,761	$—
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
See Accompanying Notes to Financial Statements
87

PORTFOLIO OF INVESTMENTS
Voya Solution 2055 Portfolio	as of June 30, 2021 (Unaudited) (continued)

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2021 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$375,716
Interest rate contracts	72,579
Total	$448,295
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(34,390)
Interest rate contracts	3,395
Total	$(30,995)
At June 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $145,328,835.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$32,904,701
Gross Unrealized Depreciation	(3,333,676)
Net Unrealized Appreciation	$29,571,025
See Accompanying Notes to Financial Statements
88

PORTFOLIO OF INVESTMENTS
Voya Solution 2060 Portfolio	as of June 30, 2021 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 14.9%
3,469	iShares Core MSCI EAFE ETF	$259,689	1.0
10,142	iShares MSCI Eurozone ETF	500,508	2.0
2,279	iShares Russell 2000 ETF	522,734	2.1
3,744	Vanguard S&P 500 ETF	1,473,339	5.8
7,252	Vanguard Value ETF	996,860	4.0
	Total Exchange-Traded Funds (Cost $3,264,430)	3,753,130	14.9
MUTUAL FUNDS: 84.9%
	Affiliated Investment Companies: 84.9%
8,213	Voya Large-Cap Growth Fund - Class R6	513,011	2.0
143,639	Voya Multi-Manager Emerging Markets Equity Fund - Class I	2,250,817	8.9
328,606	Voya Multi-Manager International Equity Fund - Class I	4,656,348	18.5
133,984	Voya Multi-Manager International Factors Fund - Class I	1,496,606	5.9
75,473	Voya Multi-Manager Mid Cap Value Fund - Class I	873,222	3.5
171,900	Voya U.S. Stock Index Portfolio - Class I	3,747,427	14.9
78,895	VY® Columbia Contrarian Core Portfolio - Class I	1,909,268	7.6
55,299	VY® Invesco Comstock Portfolio - Class I	1,110,951	4.4
21,113 (1)	VY® JPMorgan Small Cap Core Equity Portfolio - Class R6	459,837	1.8
54,008	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	1,881,089	7.5
52,428	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	873,447	3.5
13,065	VY® T. Rowe Price Growth Equity Portfolio - Class I	1,619,624	6.4
Shares	Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
Total Mutual Funds (Cost $17,401,196)	$21,391,647	84.9
Total Investments in Securities (Cost $20,665,626)	$25,144,777	99.8
Assets in Excess of Other Liabilities	39,083	0.2
Net Assets	$25,183,860	100.0

(1)
Non-income producing security.

Target Allocations as of June 30, 2021(1)
Sub Asset Class	2060
US Large Blend	32.5%
US Large Growth	8.3%
US Large Value	8.3%
US Mid Cap Blend	7.0%
US Small Cap	4.0%
International	28.0%
Emerging Markets	9.0%
Core Fixed Income	3.0%
High Yield	—
International Bonds	—
TIPS	—
Short Duration	—
Long Govt Bonds	—
Total Equity	97.0%
Total Fixed Income	3.0%
Total	100.0%

(1)
As these are target allocations, the actual allocations of each Portfolio’s assets may deviate from the percentages shown. Although the Portfolios expect to be fully invested at all times, they may maintain liquidity reserves to meet redemption requests.

Portfolio holdings are subject to change daily.

See Accompanying Notes to Financial Statements
89

PORTFOLIO OF INVESTMENTS
Voya Solution 2060 Portfolio	as of June 30, 2021 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2021
Asset Table
Investments, at fair value
Exchange-Traded Funds	$3,753,130	$—	$—	$3,753,130
Mutual Funds	21,391,647	—	—	21,391,647
Total Investments, at fair value	$25,144,777	$—	$—	$25,144,777

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the year ended June 30, 2021, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/20	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2021	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Large-Cap Growth Fund - Class R6	$489,912	$85,962	$(96,775)	$33,912	$513,011	$—	$18,437	$—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,853,471	716,097	(373,678)	54,927	2,250,817	—	99,469	—
Voya Multi-Manager International Equity Fund - Class I	4,031,013	1,362,554	(823,550)	86,331	4,656,348	—	194,129	—
Voya Multi-Manager International Factors Fund - Class I	2,312,162	339,711	(1,142,928)	(12,339)	1,496,606	—	206,854	—
Voya Multi-Manager Mid Cap Value Fund - Class I	610,807	330,122	(160,580)	92,873	873,222	—	22,045	—
Voya U.S. Stock Index Portfolio - Class I	3,595,231	1,003,564	(1,097,151)	245,783	3,747,427	—	286,444	—
VY Columbia Contrarian Core Portfolio - Class I	1,815,110	281,317	(333,149)	145,990	1,909,268	—	131,958	—
VY® Invesco Comstock Portfolio - Class I	967,262	389,846	(361,640)	115,483	1,110,951	—	107,284	—
VY® JPMorgan Small Cap Core Equity Portfolio - Class R6	741,216	174,824	(400,917)	(55,286)	459,837	—	164,056	—
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	1,789,302	339,358	(374,301)	126,730	1,881,089	—	54,253	—
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio Class R6	618,384	364,893	(134,883)	25,053	873,447	—	31,686	—
VY® T. Rowe Price Growth Equity Portfolio - Class I	1,508,784	246,669	(281,478)	145,649	1,619,624	—	77,050	—
	$20,332,654	$5,634,917	$(5,581,030)	$1,005,106	$21,391,647	$—	$1,393,665	$—
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At June 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $21,475,968.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$4,493,394
Gross Unrealized Depreciation	(824,585)
Net Unrealized Appreciation	$3,668,809
See Accompanying Notes to Financial Statements
90

PORTFOLIO OF INVESTMENTS
Voya Solution 2065 Portfolio	as of June 30, 2021 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 13.5%
509	iShares Core MSCI EAFE ETF	$38,104	0.9
1,564	iShares MSCI Eurozone ETF	77,183	1.9
327	iShares Russell 2000 ETF	75,004	1.8
550	Vanguard S&P 500 ETF	216,436	5.3
1,065	Vanguard Value ETF	146,395	3.6
	Total Exchange-Traded Funds (Cost $488,522)	553,122	13.5
MUTUAL FUNDS: 86.4%
	Affiliated Investment Companies: 86.4%
1,342	Voya Large-Cap Growth Fund - Class R6	83,823	2.0
23,496	Voya Multi-Manager Emerging Markets Equity Fund - Class I	368,186	9.0
53,924	Voya Multi-Manager International Equity Fund - Class I	764,101	18.6
21,963	Voya Multi-Manager International Factors Fund - Class I	245,321	6.0
12,257	Voya Multi-Manager Mid Cap Value Fund - Class I	141,817	3.5
29,040	Voya U.S. Stock Index Portfolio - Class I	633,073	15.4
12,833	VY® Columbia Contrarian Core Portfolio - Class I	310,552	7.6
9,616	VY® Invesco Comstock Portfolio - Class I	193,179	4.7
3,907 (1)	VY® JPMorgan Small Cap Core Equity Portfolio - Class R6	85,103	2.1
8,787	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	306,038	7.5
8,593	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	143,152	3.5
2,133	VY® T. Rowe Price Growth Equity Portfolio - Class I	264,438	6.5
Shares	Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
Total Mutual Funds (Cost $3,048,825)	$3,538,783	86.4
Total Investments in Securities (Cost $3,537,347)	$4,091,905	99.9
Assets in Excess of Other Liabilities	5,558	0.1
Net Assets	$4,097,463	100.0

(1)
Non-income producing security.

Target Allocations as of June 30, 2021(1)
Sub Asset Class	2065
US Large Blend	32.5%
US Large Growth	8.3%
US Large Value	8.3%
US Mid Cap Blend	7.0%
US Small Cap	4.0%
International	28.0%
Emerging Markets	9.0%
Core Fixed Income	3.0%
High Yield	—
International Bonds	—
TIPS	—
Short Duration	—
Long Govt Bonds	—
Total Equity	97.0%
Total Fixed Income	3.0%
Total	100.0%

(1)
As these are target allocations, the actual allocations of each Portfolio’s assets may deviate from the percentages shown. Although the Portfolios expect to be fully invested at all times, they may maintain liquidity reserves to meet redemption requests.

Portfolio holdings are subject to change daily.

See Accompanying Notes to Financial Statements
91

PORTFOLIO OF INVESTMENTS
Voya Solution 2065 Portfolio	as of June 30, 2021 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2021
Asset Table
Investments, at fair value
Exchange-Traded Funds	$553,122	$—	$—	$553,122
Mutual Funds	3,538,783	—	—	3,538,783
Total Investments, at fair value	$4,091,905	$—	$—	$4,091,905

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the year ended June 30, 2021, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/20	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2021	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Large-Cap Growth Fund - Class R6	$61,313	$20,107	$(5,422)	$7,825	$83,823	$—	$457	$—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	231,894	137,096	(18,075)	17,271	368,186	—	3,867	—
Voya Multi-Manager International Equity Fund - Class I	504,406	269,117	(39,000)	29,578	764,101	—	8,698	—
Voya Multi-Manager International Factors Fund - Class I	289,331	81,302	(128,815)	3,503	245,321	—	23,817	—
Voya Multi-Manager Mid Cap Value Fund - Class I	76,424	59,824	(8,106)	13,675	141,817	—	2,017	—
Voya U.S. Stock Index Portfolio - Class I	455,180	200,704	(81,718)	58,907	633,073	—	19,619	—
VY® Columbia Contrarian Core Portfolio - Class I	227,183	69,546	(21,112)	34,935	310,552	—	5,236
VY® Invesco Comstock Portfolio - Class I	123,095	77,541	(30,279)	22,822	193,179	—	7,769
VY® JPMorgan Small Cap Core Equity Portfolio - Class R6	94,314	45,156	(48,878)	(5,489)	85,103	—	20,294	—
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	223,979	76,860	(18,139)	23,338	306,038	—	2,954	—
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	77,355	64,580	(6,761)	7,978	143,152	—	1,259
VY® T. Rowe Price Growth Equity Portfolio - Class I	188,828	59,811	(14,693)	30,492	264,438	—	3,583	—
	$2,553,302	$1,161,644	$(420,998)	$244,835	$3,538,783	$—	$99,570	$—
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At June 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $3,538,439.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$556,747
Gross Unrealized Depreciation	(3,281)
Net Unrealized Appreciation	$553,466
See Accompanying Notes to Financial Statements
92

Investment Adviser
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809
Custodian
The Bank of New York Mellon
225 Liberty Street
New York, New York 10286
Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract or variable life insurance policy and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract or variable life insurance policy and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.
RETIREMENT | INVESTMENTS | INSURANCE
voyainvestments.com
VPSAR-VSOL (0621-082021)

SEMI-ANNUAL REPORT
June 30, 2021
Classes ADV, I, S, S2 and Z
Voya Partners, Inc.
■ Voya Index Solution Income Portfolio	■ Voya Index Solution 2045 Portfolio
■ Voya Index Solution 2025 Portfolio	■ Voya Index Solution 2050 Portfolio
■ Voya Index Solution 2030 Portfolio	■ Voya Index Solution 2055 Portfolio
■ Voya Index Solution 2035 Portfolio	■ Voya Index Solution 2060 Portfolio
■ Voya Index Solution 2040 Portfolio	■ Voya Index Solution 2065 Portfolio

As permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of each portfolio’s annual and semi-annual shareholder reports, like this semi-annual report, are not sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a website and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you need not take any action. You may elect to receive shareholder reports and other communications from your insurance carrier electronically by contacting them directly.

You may elect to receive all future reports in paper free of charge. If you received this document in the mail, please follow the instructions provided to elect to continue receiving paper copies of your shareholder reports. You can inform us that you wish to continue receiving paper copies by calling 1-866-345-5954. Your election to receive reports in paper will apply to all the funds in which you invest.

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

PROXY VOTING INFORMATION
A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Portfolios’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS
The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Portfolios’ Forms NPORT-P are available on the SEC’s website at www.sec.gov. Each Portfolio’s complete schedule of portfolio holdings is available at: www.voyainvestments.com and without charge upon request from the Portfolio by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT’S LETTER

Global Economy Still on Road to Recovery
Dear Shareholder,
The reporting period covered in this report roughly coincides with the progress made in fighting the COVID-19 pandemic. With the development of vaccines in the fall of 2020, the world began to turn the tables on the virus. It became possible to relax the aggressive countermeasures that shut down the global economy and turned so many lives inside out. Economic progress in 2021 has closely paralleled progress in getting populations vaccinated. Although infection from new viral variants remains a threat, many nations including the United States have not reimposed lockdowns, and global economic momentum is continuing. Broadening business activity has intensified supply and demand imbalances, pressuring prices higher. While we’re likely to see a higher base rate of inflation, we do not believe that the U.S. Federal Reserve Board will have to dramatically raise interest rates to stave it off.
While the economy and financial markets appear to be upholding their recent strength and in our opinion are expected to continue doing so this year, it’s always possible that something unexpected could crop up. Therefore, in our view, it bears repeating that one should invest to achieve one’s long-term goals, and not seek to beat the market today, this week, this month or this year. Keep focused on your long-term goals and don’t get distracted by short-term news, however compelling the headlines. Should your long-term goals change, discuss the situation thoroughly with your investment advisor before making any changes to your investment portfolio.
Regardless of events, at Voya we believe that we remain well prepared for and fully committed to serving our clients without disruption. We appreciate your continued confidence in us, and we look forward to serving your investment needs in the future.
Dina Santoro
President
Voya Family of Funds
July 22, 2021
The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice.
International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

1

SHAREHOLDER EXPENSE EXAMPLES (Unaudited)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.
The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2021 to June 30, 2021. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension or retirement plan. Expenses would have been higher if such charges were included.
Actual Expenses
The left section of the table shown below, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.
	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2021**	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2021**
Voya Index Solution Income Portfolio
Class ADV	$1,000.00	$1,032.80	0.74%	$3.73	$1,000.00	$1,021.12	0.74%	$3.71
Class I	1,000.00	1,035.40	0.24	1.21	1,000.00	1,023.60	0.24	1.20
Class S	1,000.00	1,034.00	0.49	2.47	1,000.00	1,022.36	0.49	2.46
Class S2	1,000.00	1,033.90	0.64	3.23	1,000.00	1,021.62	0.64	3.21
Class Z	1,000.00	1,037.50	0.00	0.00	1,000.00	1,024.79	0.00	0.00
Voya Index Solution 2025 Portfolio
Class ADV	$1,000.00	$1,067.10	0.74%	$3.79	$1,000.00	$1,021.12	0.74%	$3.71
Class I	1,000.00	1,070.20	0.24	1.23	1,000.00	1,023.60	0.24	1.20
Class S	1,000.00	1,068.50	0.49	2.51	1,000.00	1,022.36	0.49	2.46
Class S2	1,000.00	1,067.40	0.64	3.28	1,000.00	1,021.62	0.64	3.21
Class Z	1,000.00	1,071.70	0.00	0.00	1,000.00	1,024.79	0.00	0.00
Voya Index Solution 2030 Portfolio
Class ADV	$1,000.00	$1,078.90	0.74%	$3.81	$1,000.00	$1,021.12	0.74%	$3.71
Class I	1,000.00	1,081.60	0.24	1.24	1,000.00	1,023.60	0.24	1.20
Class S	1,000.00	1,080.50	0.49	2.53	1,000.00	1,022.36	0.49	2.46
Class S2	1,000.00	1,079.50	0.64	3.30	1,000.00	1,021.62	0.64	3.21
Class Z	1,000.00	1,082.40	0.00	0.00	1,000.00	1,024.79	0.00	0.00
2

SHAREHOLDER EXPENSE EXAMPLES (Unaudited) (continued)

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2021**	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2021**
Voya Index Solution 2035 Portfolio
Class ADV	$1,000.00	$1,093.00	0.74%	$3.84	$1,000.00	$1,021.12	0.74%	$3.71
Class I	1,000.00	1,095.60	0.24	1.25	1,000.00	1,023.60	0.24	1.20
Class S	1,000.00	1,093.80	0.49	2.54	1,000.00	1,022.36	0.49	2.46
Class S2	1,000.00	1,093.20	0.64	3.32	1,000.00	1,021.62	0.64	3.21
Class Z	1,000.00	1,096.50	0.00	0.00	1,000.00	1,024.79	0.00	0.00
Voya Index Solution 2040 Portfolio
Class ADV	$1,000.00	$1,108.20	0.74%	$3.87	$1,000.00	$1,021.12	0.74%	$3.71
Class I	1,000.00	1,111.30	0.24	1.26	1,000.00	1,023.60	0.24	1.20
Class S	1,000.00	1,110.10	0.49	2.56	1,000.00	1,022.36	0.49	2.46
Class S2	1,000.00	1,109.20	0.64	3.35	1,000.00	1,021.62	0.64	3.21
Class Z	1,000.00	1,112.60	0.00	0.00	1,000.00	1,024.79	0.00	0.00
Voya Index Solution 2045 Portfolio
Class ADV	$1,000.00	$1,116.50	0.74%	$3.88	$1,000.00	$1,021.12	0.74%	$3.71
Class I	1,000.00	1,119.50	0.24	1.26	1,000.00	1,023.60	0.24	1.20
Class S	1,000.00	1,117.80	0.49	2.57	1,000.00	1,022.36	0.49	2.46
Class S2	1,000.00	1,116.40	0.64	3.36	1,000.00	1,021.62	0.64	3.21
Class Z	1,000.00	1,120.70	0.00	0.00	1,000.00	1,024.79	0.00	0.00
Voya Index Solution 2050 Portfolio
Class ADV	$1,000.00	$1,116.70	0.74%	$3.88	$1,000.00	$1,021.12	0.74%	$3.71
Class I	1,000.00	1,119.50	0.24	1.26	1,000.00	1,023.60	0.24	1.20
Class S	1,000.00	1,117.90	0.49	2.57	1,000.00	1,022.36	0.49	2.46
Class S2	1,000.00	1,117.20	0.64	3.36	1,000.00	1,021.62	0.64	3.21
Class Z	1,000.00	1,120.80	0.00	0.00	1,000.00	1,024.79	0.00	0.00
Voya Index Solution 2055 Portfolio
Class ADV	$1,000.00	$1,117.30	0.74%	$3.88	$1,000.00	$1,021.12	0.74%	$3.71
Class I	1,000.00	1,120.30	0.24	1.26	1,000.00	1,023.60	0.24	1.20
Class S	1,000.00	1,119.10	0.49	2.57	1,000.00	1,022.36	0.49	2.46
Class S2	1,000.00	1,118.00	0.64	3.36	1,000.00	1,021.62	0.64	3.21
Class Z	1,000.00	1,121.40	0.00	0.00	1,000.00	1,024.79	0.00	0.00
Voya Index Solution 2060 Portfolio
Class ADV	$1,000.00	$1,118.90	0.74%	$3.89	$1,000.00	$1,021.12	0.74%	$3.71
Class I	1,000.00	1,121.90	0.24	1.26	1,000.00	1,023.60	0.24	1.20
Class S	1,000.00	1,121.30	0.49	2.58	1,000.00	1,022.36	0.49	2.46
Class S2	1,000.00	1,119.70	0.64	3.36	1,000.00	1,021.62	0.64	3.21
Class Z	1,000.00	1,123.10	0.00	0.00	1,000.00	1,024.79	0.00	0.00
Voya Index Solution 2065 Portfolio
Class ADV	$1,000.00	$1,119.20	0.74%	$3.89	$1,000.00	$1,021.12	0.74%	$3.71
Class I	1,000.00	1,122.60	0.24	1.26	1,000.00	1,023.60	0.24	1.20
Class S	1,000.00	1,120.90	0.49	2.58	1,000.00	1,022.36	0.49	2.46
Class S2	1,000.00	1,120.10	0.64	3.36	1,000.00	1,021.62	0.64	3.21
Class Z	1,000.00	1,123.40	0.00	0.00	1,000.00	1,024.79	0.00	0.00

*
The annualized expense ratios do not include expenses of underlying funds.

**
Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

3

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2021 (Unaudited)

	Voya Index Solution Income Portfolio	Voya Index Solution 2025 Portfolio	Voya Index Solution 2030 Portfolio	Voya Index Solution 2035 Portfolio
ASSETS:
Investments in affiliated underlying funds at fair value*	$858,446,762	$1,241,384,296	$836,841,174	$1,330,374,081
Investments in unaffiliated underlying funds at fair value**	107,415,514	78,148,014	51,556,732	82,925,617
Short-term investments at fair value†	1,485,900	—	—	—
Cash	—	1,602,535	955,754	1,446,908
Receivables:
Investments in affiliated underlying funds sold	—	343,878	—	—
Fund shares sold	7,875,192	525,166	1,359,410	2,657,463
Interest	—	—	540	787
Prepaid expenses	270	341	217	349
Reimbursement due from Investment Adviser	145,661	180,179	153,778	202,464
Other assets	22,180	25,766	8,864	23,325
Total assets	975,391,479	1,322,210,175	890,876,469	1,417,630,994
LIABILITIES:
Payable for investments in affiliated underlying funds purchased	7,728,858	—	1,359,254	2,555,818
Payable for fund shares redeemed	146,508	869,964	67	101,571
Payable for investment management fees	177,131	229,824	153,728	245,491
Payable for distribution and shareholder service fees	76,269	116,807	27,781	110,355
Payable for directors fees	4,851	6,383	4,167	6,685
Payable to directors under the deferred compensation plan (Note 6)	22,180	25,766	8,864	23,325
Other accrued expenses and liabilities	97,479	115,526	63,937	102,784
Total liabilities	8,253,276	1,363,270	1,617,798	3,146,029
NET ASSETS	$967,138,203	$1,320,846,905	$889,258,671	$1,414,484,965
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$825,307,618	$1,031,785,792	$695,374,434	$1,056,994,035
Total distributable earnings	141,830,585	289,061,113	193,884,237	357,490,930
NET ASSETS	$967,138,203	$1,320,846,905	$889,258,671	$1,414,484,965
* Cost of investments in affiliated underlying funds	$788,365,539	$1,065,220,871	$710,911,424	$1,102,928,046
** Cost of investments in unaffiliated underlying funds	$103,022,312	$73,895,317	$49,210,323	$79,072,559
† Cost of short-term investments	$1,485,900	$—	$—	$—
See Accompanying Notes to Financial Statements
4

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2021 (Unaudited) (continued)

	Voya Index Solution Income Portfolio	Voya Index Solution 2025 Portfolio	Voya Index Solution 2030 Portfolio	Voya Index Solution 2035 Portfolio
Class ADV
Net assets	$100,398,559	$184,115,211	$48,255,378	$174,193,616
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	8,623,561	14,278,529	2,596,387	12,562,370
Net asset value and redemption price per share	$11.64	$12.89	$18.59	$13.87
Class I
Net assets	$18,929,226	$55,734,497	$10,016,526	$62,558,107
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	1,578,909	4,200,114	520,860	4,369,473
Net asset value and redemption price per share	$11.99	$13.27	$19.23	$14.32
Class S
Net assets	$140,790,082	$141,411,887	$18,830,908	$116,089,295
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	11,880,877	10,795,372	988,546	8,227,919
Net asset value and redemption price per share	$11.85	$13.10	$19.05	$14.11
Class S2
Net assets	$18,027,009	$36,884,121	$13,034,470	$46,622,627
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	1,557,148	2,874,809	695,860	3,369,427
Net asset value and redemption price per share	$11.58	$12.83	$18.73	$13.84
Class Z
Net assets	$688,993,327	$902,701,189	$799,121,389	$1,015,021,320
Shares authorized	100,000,000	300,000,000	100,000,000	300,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	56,679,851	67,087,210	41,096,984	69,820,735
Net asset value and redemption price per share	$12.16	$13.46	$19.44	$14.54
See Accompanying Notes to Financial Statements
5

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2021 (Unaudited)

	Voya Index Solution 2040 Portfolio	Voya Index Solution 2045 Portfolio	Voya Index Solution 2050 Portfolio	Voya Index Solution 2055 Portfolio
ASSETS:
Investments in affiliated underlying funds at fair value*	$712,837,401	$1,018,897,996	$525,236,710	$554,123,320
Investments in unaffiliated underlying funds at fair value**	36,135,889	41,078,326	10,118,033	10,685,558
Cash	868,220	1,087,447	434,764	446,077
Receivables:
Fund shares sold	352,376	1,487,516	778,849	935,643
Interest	475	638	229	249
Prepaid expenses	175	257	124	132
Reimbursement due from Investment Adviser	130,886	154,074	97,595	85,407
Other assets	6,360	15,637	4,214	6,011
Total assets	750,331,782	1,062,721,891	536,670,518	566,282,397
LIABILITIES:
Payable for investments in affiliated underlying funds purchased	182,802	1,280,897	757,888	932,657
Payable for fund shares redeemed	169,547	206,601	20,950	2,977
Payable for investment management fees	128,869	180,840	88,884	93,934
Payable for distribution and shareholder service fees	17,124	81,477	13,830	42,011
Payable for directors fees	3,464	4,982	2,456	2,605
Payable to directors under the deferred compensation plan (Note 6)	6,360	15,637	4,214	6,011
Other accrued expenses and liabilities	49,424	88,191	49,282	66,994
Total liabilities	557,590	1,858,625	937,504	1,147,189
NET ASSETS	$749,774,192	$1,060,863,266	$535,733,014	$565,135,208
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$563,293,933	$767,169,509	$400,032,959	$415,927,516
Total distributable earnings	186,480,259	293,693,757	135,700,055	149,207,692
NET ASSETS	$749,774,192	$1,060,863,266	$535,733,014	$565,135,208
* Cost of investments in affiliated underlying funds	$587,443,932	$825,138,820	$428,964,497	$450,383,079
** Cost of investments in unaffiliated underlying funds	$34,826,490	$39,939,556	$10,385,941	$10,968,493
See Accompanying Notes to Financial Statements
6

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2021 (Unaudited) (continued)

	Voya Index Solution 2040 Portfolio	Voya Index Solution 2045 Portfolio	Voya Index Solution 2050 Portfolio	Voya Index Solution 2055 Portfolio
Class ADV
Net assets	$29,784,763	$133,762,211	$22,814,386	$63,126,939
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	1,453,617	9,002,601	1,083,872	3,233,559
Net asset value and redemption price per share	$20.49	$14.86	$21.05	$19.52
Class I
Net assets	$8,982,036	$52,481,879	$10,801,002	$39,015,298
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	424,475	3,395,353	499,215	1,939,644
Net asset value and redemption price per share	$21.16	$15.46	$21.64	$20.11
Class S
Net assets	$15,223,451	$84,599,139	$15,379,904	$45,947,322
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	722,270	5,572,379	714,362	2,318,249
Net asset value and redemption price per share	$21.08	$15.18	$21.53	$19.82
Class S2
Net assets	$5,182,683	$28,687,560	$4,200,111	$20,909,788
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	250,146	1,929,022	198,378	1,066,279
Net asset value and redemption price per share	$20.72	$14.87	$21.17	$19.61
Class Z
Net assets	$690,601,259	$761,332,477	$482,537,611	$396,135,861
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	32,213,826	48,536,205	22,034,691	19,405,160
Net asset value and redemption price per share	$21.44	$15.69	$21.90	$20.41
See Accompanying Notes to Financial Statements
7

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2021 (Unaudited)

	Voya Index Solution 2060 Portfolio	Voya Index Solution 2065 Portfolio
ASSETS:
Investments in affiliated underlying funds at fair value*	$243,900,298	$12,450,795
Investments in unaffiliated underlying funds at fair value**	4,638,406	208,751
Cash	237,193	14,428
Receivables:
Fund shares sold	448,617	54,695
Interest	125	7
Prepaid expenses	54	2
Prepaid offering expense	—	1,053
Reimbursement due from Investment Adviser	50,718	4,580
Other assets	1,327	10
Total assets	249,276,738	12,734,321
LIABILITIES:
Payable for investments in affiliated underlying funds purchased	367,585	54,400
Payable for fund shares redeemed	81,027	294
Payable for investment management fees	41,098	1,960
Payable for distribution and shareholder service fees	7,987	884
Payable for directors fees	1,106	40
Payable to directors under the deferred compensation plan (Note 6)	1,327	10
Other accrued expenses and liabilities	29,308	16,119
Total liabilities	529,438	73,707
NET ASSETS	$248,747,300	$12,660,614
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$190,459,271	$11,388,528
Total distributable earnings	58,288,029	1,272,086
NET ASSETS	$248,747,300	$12,660,614
* Cost of investments in affiliated underlying funds	$202,507,808	$11,629,512
** Cost of investments in unaffiliated underlying funds	$4,761,224	$214,278
See Accompanying Notes to Financial Statements
8

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2021 (Unaudited) (continued)

	Voya Index Solution 2060 Portfolio	Voya Index Solution 2065 Portfolio
Class ADV
Net assets	$12,975,999	$1,456,722
Shares authorized	100,000,000	100,000,000
Par value	$0.001	$0.001
Shares outstanding	783,428	112,379
Net asset value and redemption price per share	$16.56	$12.96
Class I
Net assets	$17,097,100	$764,986
Shares authorized	100,000,000	100,000,000
Par value	$0.001	$0.001
Shares outstanding	1,009,302	58,849
Net asset value and redemption price per share	$16.94	$13.00
Class S
Net assets	$9,229,224	$1,143,155
Shares authorized	100,000,000	100,000,000
Par value	$0.001	$0.001
Shares outstanding	551,800	88,099
Net asset value and redemption price per share	$16.73	$12.98
Class S2
Net assets	$2,370,809	$409,853
Shares authorized	100,000,000	100,000,000
Par value	$0.001	$0.001
Shares outstanding	142,375	31,629
Net asset value and redemption price per share	$16.65	$12.96
Class Z
Net assets	$207,074,168	$8,885,898
Shares authorized	100,000,000	100,000,000
Par value	$0.001	$0.001
Shares outstanding	12,070,993	682,291
Net asset value and redemption price per share	$17.15	$13.02
See Accompanying Notes to Financial Statements
9

STATEMENTS OF OPERATIONS for the six months ended June 30, 2021 (Unaudited)

	Voya Index Solution Income Portfolio	Voya Index Solution 2025 Portfolio	Voya Index Solution 2030 Portfolio	Voya Index Solution 2035 Portfolio
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$9,479,561	$11,048,169	$7,249,685	$10,637,355
Dividends from unaffiliated underlying funds	1,420,871	1,297,558	860,989	1,383,116
Total investment income	10,900,432	12,345,727	8,110,674	12,020,471
EXPENSES:
Investment management fees	1,064,871	1,339,942	873,620	1,401,939
Distribution and shareholder service fees:
Class ADV	250,723	459,053	111,711	427,516
Class S	179,521	172,137	22,281	141,660
Class S2	33,251	72,864	23,666	87,546
Transfer agent fees:
Class ADV	21,674	41,947	18,686	48,162
Class I	4,145	12,154	3,945	16,332
Class S	31,037	31,459	7,454	31,917
Class S2	3,592	8,322	4,948	12,328
Class Z	831	601	773	694
Shareholder reporting expense	8,314	10,860	6,335	9,955
Registration fees	—	38	147	102
Professional fees	20,882	29,865	19,910	33,485
Custody and accounting expense	27,110	33,485	24,435	31,675
Directors fees	19,402	25,532	16,668	26,742
Miscellaneous expense	92,912	121,201	77,234	123,624
Total expenses	1,758,265	2,359,460	1,211,813	2,393,677
Waived and reimbursed fees	(948,673)	(1,146,328)	(942,203)	(1,255,180)
Net expenses	809,592	1,213,132	269,610	1,138,497
Net investment income	10,090,840	11,132,595	7,841,064	10,881,974
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of affiliated underlying funds	31,649,778	35,733,068	22,323,040	41,864,456
Sale of unaffiliated underlying funds	656,285	(4,420,164)	(2,726,856)	(4,410,931)
Capital gain distributions from affiliated underlying funds	1,698,466	4,589,406	3,804,805	7,323,271
Futures	(262,331)	2,024,735	852,753	1,380,504
Net realized gain	33,742,198	37,927,045	24,253,742	46,157,300
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	(7,701,494)	36,392,332	33,399,499	63,523,124
Unaffiliated underlying funds	(2,095,048)	1,342,728	508,155	838,353
Futures	87,795	(310,748)	(48,956)	(76,962)
Net change in unrealized appreciation (depreciation)	(9,708,747)	37,424,312	33,858,698	64,284,515
Net realized and unrealized gain	24,033,451	75,351,357	58,112,440	110,441,815
Increase in net assets resulting from operations	$34,124,291	$86,483,952	$65,953,504	$121,323,789
See Accompanying Notes to Financial Statements
10

STATEMENTS OF OPERATIONS for the six months ended June 30, 2021 (Unaudited)

	Voya Index Solution 2040 Portfolio	Voya Index Solution 2045 Portfolio	Voya Index Solution 2050 Portfolio	Voya Index Solution 2055 Portfolio
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$5,431,602	$7,586,025	$3,924,610	$4,096,824
Dividends from unaffiliated underlying funds	535,250	577,796	98,614	112,386
Total investment income	5,966,852	8,163,821	4,023,224	4,209,210
EXPENSES:
Investment management fees	711,333	1,013,559	490,009	522,678
Distribution and shareholder service fees:
Class ADV	69,249	322,720	52,351	149,569
Class S	18,338	100,812	17,646	54,172
Class S2	9,530	53,451	7,862	37,391
Transfer agent fees:
Class ADV	14,914	51,125	16,274	39,768
Class I	4,473	19,722	7,543	24,375
Class S	7,908	31,941	10,958	28,781
Class S2	2,565	10,585	3,055	12,409
Class Z	722	577	493	479
Shareholder reporting expense	6,335	9,955	4,887	6,697
Registration fees	147	102	117	113
Professional fees	15,928	22,625	12,771	11,041
Custody and accounting expense	18,100	24,435	18,584	16,290
Directors fees	13,857	19,930	9,828	10,419
Miscellaneous expense	56,502	84,968	41,180	45,259
Interest expense	—	19	—	—
Total expenses	949,901	1,766,526	693,558	959,441
Waived and reimbursed fees	(779,165)	(934,896)	(552,248)	(522,823)
Net expenses	170,736	831,630	141,310	436,618
Net investment income	5,796,116	7,332,191	3,881,914	3,772,592
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of affiliated underlying funds	18,690,032	30,032,325	14,207,631	13,935,781
Sale of unaffiliated underlying funds	—	—	—	1,782,667
Capital gain distributions from affiliated underlying funds	4,498,761	6,399,497	3,200,584	3,376,646
Futures	2,685,458	4,261,791	1,251,772	1,331,728
Net realized gain	25,874,251	40,693,613	18,659,987	20,426,822
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	41,829,169	64,585,076	32,976,614	36,243,946
Unaffiliated underlying funds	(242,107)	(407,811)	(267,908)	(1,643,722)
Futures	(334,242)	(448,806)	(92,362)	(102,122)
Net change in unrealized appreciation (depreciation)	41,252,820	63,728,459	32,616,344	34,498,102
Net realized and unrealized gain	67,127,071	104,422,072	51,276,331	54,924,924
Increase in net assets resulting from operations	$72,923,187	$111,754,263	$55,158,245	$58,697,516
See Accompanying Notes to Financial Statements
11

STATEMENTS OF OPERATIONS for the six months ended June 30, 2021 (Unaudited)

	Voya Index Solution 2060 Portfolio	Voya Index Solution 2065 Portfolio
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$1,738,686	$74,681
Dividends from unaffiliated underlying funds	48,694	2,156
Total investment income	1,787,380	76,837
EXPENSES:
Investment management fees	222,093	8,096
Distribution and shareholder service fees:
Class ADV	29,511	2,586
Class S	10,675	820
Class S2	4,473	314
Transfer agent fees:
Class ADV	10,637	520
Class I	13,967	266
Class S	7,693	328
Class S2	2,017	72
Class Z	259	394
Shareholder reporting expense	3,460	181
Registration fees	101	4
Professional fees	6,876	1,991
Custody and accounting expense	10,540	4,706
Directors fees	4,427	161
Offering expense	—	6,570
Miscellaneous expense	18,857	5,255
Total expenses	345,586	32,264
Waived and reimbursed fees	(253,102)	(25,982)
Net expenses	92,484	6,282
Net investment income	1,694,896	70,555
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of affiliated underlying funds	6,366,678	280,638
Sale of unaffiliated underlying funds	671,770	10,226
Capital gain distributions from affiliated underlying funds	1,452,485	64,047
Futures	724,068	—
Net realized gain	9,215,001	354,911
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	15,144,591	421,708
Unaffiliated underlying funds	(617,881)	(10,065)
Futures	(64,059)	—
Net change in unrealized appreciation (depreciation)	14,462,651	411,643
Net realized and unrealized gain	23,677,652	766,554
Increase in net assets resulting from operations	$25,372,548	$837,109
See Accompanying Notes to Financial Statements
12

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Index Solution Income Portfolio		Voya Index Solution 2025 Portfolio
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
FROM OPERATIONS:
Net investment income	$10,090,840	$15,765,695	$11,132,595	$25,305,300
Net realized gain	33,742,198	20,255,267	37,927,045	44,200,979
Net change in unrealized appreciation (depreciation)	(9,708,747)	37,915,760	37,424,312	72,538,172
Increase in net assets resulting from operations	34,124,291	73,936,722	86,483,952	142,044,451
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(2,739,970)	—	(7,813,249)
Class I	—	(722,414)	—	(2,714,034)
Class S	—	(4,982,635)	—	(5,835,868)
Class S2	—	(304,139)	—	(1,641,507)
Class Z	—	(9,349,344)	—	(34,391,146)
Total distributions	—	(18,098,502)	—	(52,395,804)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	38,421,885	131,831,050	81,046,171	181,881,107
Proceeds from shares issued in merger (Note 15)	—	441,776,493	—	—
Reinvestment of distributions	—	18,098,502	—	52,395,804
	38,421,885	591,706,045	81,046,171	234,276,911
Cost of shares redeemed	(99,491,269)	(128,486,210)	(84,335,684)	(191,725,403)
Net increase (decrease) in net assets resulting from capital share transactions	(61,069,384)	463,219,835	(3,289,513)	42,551,508
Net increase (decrease) in net assets	(26,945,093)	519,058,055	83,194,439	132,200,155
NET ASSETS:
Beginning of year or period	994,083,296	475,025,241	1,237,652,466	1,105,452,311
End of year or period	$967,138,203	$994,083,296	$1,320,846,905	$1,237,652,466
See Accompanying Notes to Financial Statements
13

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Index Solution 2030 Portfolio		Voya Index Solution 2035 Portfolio
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
FROM OPERATIONS:
Net investment income	$7,841,064	$15,914,817	$10,881,974	$23,954,970
Net realized gain	24,253,742	19,891,612	46,157,300	52,317,584
Net change in unrealized appreciation (depreciation)	33,858,698	58,809,247	64,284,515	84,257,335
Increase in net assets resulting from operations	65,953,504	94,615,676	121,323,789	160,529,889
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(1,626,967)	—	(8,357,037)
Class I	—	(409,433)	—	(3,457,004)
Class S	—	(671,172)	—	(5,329,917)
Class S2	—	(335,167)	—	(1,886,218)
Class Z	—	(27,537,089)	—	(39,169,338)
Total distributions	—	(30,579,828)	—	(58,199,514)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	76,548,704	140,373,100	99,134,705	188,359,365
Reinvestment of distributions	—	30,579,828	—	58,199,514
	76,548,704	170,952,928	99,134,705	246,558,879
Cost of shares redeemed	(32,800,516)	(79,365,913)	(63,167,118)	(175,307,423)
Net increase in net assets resulting from capital share transactions	43,748,188	91,587,015	35,967,587	71,251,456
Net increase in net assets	109,701,692	155,622,863	157,291,376	173,581,831
NET ASSETS:
Beginning of year or period	779,556,979	623,934,116	1,257,193,589	1,083,611,758
End of year or period	$889,258,671	$779,556,979	$1,414,484,965	$1,257,193,589
See Accompanying Notes to Financial Statements
14

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Index Solution 2040 Portfolio		Voya Index Solution 2045 Portfolio
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
FROM OPERATIONS:
Net investment income	$5,796,116	$11,932,978	$7,332,191	$16,340,579
Net realized gain	25,874,251	17,347,476	40,693,613	38,749,191
Net change in unrealized appreciation (depreciation)	41,252,820	56,766,366	63,728,459	71,679,396
Increase in net assets resulting from operations	72,923,187	86,046,820	111,754,263	126,769,166
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(1,035,335)	—	(6,283,226)
Class I	—	(321,833)	—	(3,063,168)
Class S	—	(519,370)	—	(3,773,890)
Class S2	—	(138,265)	—	(1,178,350)
Class Z	—	(22,211,017)	—	(27,811,102)
Total distributions	—	(24,225,820)	—	(42,109,736)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	69,911,628	127,966,528	70,717,346	176,126,996
Reinvestment of distributions	—	24,225,820	—	42,109,736
	69,911,628	152,192,348	70,717,346	218,236,732
Cost of shares redeemed	(23,419,643)	(54,212,607)	(50,567,867)	(121,140,377)
Net increase in net assets resulting from capital share transactions	46,491,985	97,979,741	20,149,479	97,096,355
Net increase in net assets	119,415,172	159,800,741	131,903,742	181,755,785
NET ASSETS:
Beginning of year or period	630,359,020	470,558,279	928,959,524	747,203,739
End of year or period	$749,774,192	$630,359,020	$1,060,863,266	$928,959,524
See Accompanying Notes to Financial Statements
15

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Index Solution 2050 Portfolio		Voya Index Solution 2055 Portfolio
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
FROM OPERATIONS:
Net investment income	$3,881,914	$7,978,125	$3,772,592	$8,002,619
Net realized gain	18,659,987	10,358,760	20,426,822	15,810,552
Net change in unrealized appreciation (depreciation)	32,616,344	42,996,640	34,498,102	43,015,775
Increase in net assets resulting from operations	55,158,245	61,333,525	58,697,516	66,828,946
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(775,910)	—	(2,421,084)
Class I	—	(348,884)	—	(1,744,199)
Class S	—	(519,111)	—	(1,713,622)
Class S2	—	(127,088)	—	(624,512)
Class Z	—	(14,963,072)	—	(12,189,910)
Total distributions	—	(16,734,065)	—	(18,693,327)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	57,489,492	105,675,567	54,451,535	114,774,349
Reinvestment of distributions	—	16,734,065	—	18,693,327
	57,489,492	122,409,632	54,451,535	133,467,676
Cost of shares redeemed	(20,255,255)	(48,387,465)	(23,163,693)	(56,481,022)
Net increase in net assets resulting from capital share transactions	37,234,237	74,022,167	31,287,842	76,986,654
Net increase in net assets	92,392,482	118,621,627	89,985,358	125,122,273
NET ASSETS:
Beginning of year or period	443,340,532	324,718,905	475,149,850	350,027,577
End of year or period	$535,733,014	$443,340,532	$565,135,208	$475,149,850
See Accompanying Notes to Financial Statements
16

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Index Solution 2060 Portfolio		Voya Index Solution 2065 Portfolio
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020	Six Months Ended June 30, 2021 (Unaudited)	July 29, 2020(1) to December 31, 2020
FROM OPERATIONS:
Net investment income	$1,694,896	$3,007,762	$70,555	$31,655
Net realized gain	9,215,001	3,624,556	354,911	33,593
Net change in unrealized appreciation (depreciation)	14,462,651	20,533,492	411,643	404,113
Increase in net assets resulting from operations	25,372,548	27,165,810	837,109	469,361
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(374,965)	—	(2,696)
Class I	—	(389,656)	—	(2,881)
Class S	—	(254,832)	—	(2,954)
Class S2	—	(55,293)	—	(1,341)
Class Z	—	(4,123,271)	—	(25,485)
Total distributions	—	(5,198,017)	—	(35,357)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	40,103,280	75,479,359	8,066,684	4,299,579
Reinvestment of distributions	—	5,198,017	—	35,357
	40,103,280	80,677,376	8,066,684	4,334,936
Cost of shares redeemed	(11,629,868)	(16,986,595)	(713,113)	(299,006)
Net increase in net assets resulting from capital share transactions	28,473,412	63,690,781	7,353,571	4,035,930
Net increase in net assets	53,845,960	85,658,574	8,190,680	4,469,934
NET ASSETS:
Beginning of year or period	194,901,340	109,242,766	4,469,934	—
End of year or period	$248,747,300	$194,901,340	$12,660,614	$4,469,934

(1)
Commencement of operations.

See Accompanying Notes to Financial Statements
17

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each year or period.
		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Index Solution Income Portfolio
Class ADV
06-30-21+	11.27	0.09•	0.28	0.37	—	—	—	—	—	11.64	3.28	0.80	0.74	0.74	1.52	100,399	13
12-31-20	10.54	0.20•	0.91	1.11	0.17	0.21	—	0.38	—	11.27	10.74	0.79	0.74	0.74	1.85	104,557	45
12-31-19	9.66	0.16•	1.05	1.21	0.18	0.15	—	0.33	—	10.54	12.62	0.76	0.74	0.74	1.52	81,027	38
12-31-18	10.34	0.16•	(0.51)	(0.35)	0.17	0.16	—	0.33	—	9.66	(3.50)	0.77	0.71	0.71	1.59	87,697	38
12-31-17	9.71	0.16•	0.68	0.84	0.16	0.05	—	0.21	—	10.34	8.69	0.76	0.68	0.68	1.64	110,507	32
12-31-16	9.55	0.18•	0.27	0.45	0.15	0.14	—	0.29	—	9.71	4.71	0.77	0.62	0.62	1.82	119,455	45
Class I
06-30-21+	11.58	0.12•	0.29	0.41	—	—	—	—	—	11.99	3.54	0.30	0.24	0.24	2.01	18,929	13
12-31-20	10.82	0.25•	0.95	1.20	0.23	0.21	—	0.44	—	11.58	11.32	0.29	0.24	0.24	2.31	20,513	45
12-31-19	9.92	0.21•	1.08	1.29	0.24	0.15	—	0.39	—	10.82	13.16	0.26	0.24	0.24	2.02	18,653	38
12-31-18	10.62	0.23	(0.54)	(0.31)	0.23	0.16	—	0.39	—	9.92	(3.04)	0.27	0.21	0.21	2.11	21,140	38
12-31-17	9.96	0.22•	0.71	0.93	0.22	0.05	—	0.27	—	10.62	9.36	0.26	0.18	0.18	2.11	22,916	32
12-31-16	9.77	0.23•	0.28	0.51	0.18	0.14	—	0.32	—	9.96	5.23	0.27	0.12	0.12	2.33	29,545	45
Class S
06-30-21+	11.46	0.10•	0.29	0.39	—	—	—	—	—	11.85	3.40	0.55	0.49	0.49	1.77	140,790	13
12-31-20	10.71	0.23	0.93	1.16	0.20	0.21	—	0.41	—	11.46	11.05	0.54	0.49	0.49	2.10	147,405	45
12-31-19	9.82	0.19•	1.06	1.25	0.21	0.15	—	0.36	—	10.71	12.88	0.51	0.49	0.49	1.78	136,385	38
12-31-18	10.51	0.19•	(0.52)	(0.33)	0.20	0.16	—	0.36	—	9.82	(3.25)	0.52	0.46	0.46	1.84	140,647	38
12-31-17	9.86	0.19•	0.70	0.89	0.19	0.05	—	0.24	—	10.51	9.06	0.51	0.43	0.43	1.89	168,730	32
12-31-16	9.68	0.20•	0.28	0.48	0.16	0.14	—	0.30	—	9.86	4.95	0.52	0.37	0.37	2.05	174,891	45
Class S2
06-30-21+	11.20	0.09•	0.29	0.38	—	—	—	—	—	11.58	3.39	0.70	0.64	0.64	1.63	18,027	13
12-31-20	10.48	0.21•	0.90	1.11	0.18	0.21	—	0.39	—	11.20	10.79	0.69	0.64	0.64	1.99	16,526	45
12-31-19	9.61	0.16•	1.05	1.21	0.19	0.15	—	0.34	—	10.48	12.70	0.66	0.64	0.64	1.55	8,387	38
12-31-18	10.29	0.19•	(0.52)	(0.33)	0.19	0.16	—	0.35	—	9.61	(3.39)	0.67	0.61	0.61	1.85	16,240	38
12-31-17	9.66	0.18•	0.68	0.86	0.18	0.05	—	0.23	—	10.29	8.89	0.66	0.58	0.58	1.75	12,928	32
12-31-16	9.50	0.19•	0.27	0.46	0.16	0.14	—	0.30	—	9.66	4.79	0.70	0.52	0.52	1.98	13,809	45
Class Z
06-30-21+	11.72	0.13•	0.31	0.44	—	—	—	—	—	12.16	3.75	0.26	0.00*	0.00*	2.26	688,993	13
12-31-20	10.93	0.30•	0.93	1.23	0.23	0.21	—	0.44	—	11.72	11.48	0.25	0.00*	0.00*	2.66	705,082	45
12-31-19	9.99	0.25•	1.08	1.33	0.24	0.15	—	0.39	—	10.93	13.47	0.26	0.00*	0.00*	2.32	230,574	38
12-31-18	10.67	0.24•	(0.53)	(0.29)	0.23	0.16	—	0.39	—	9.99	(2.83)	0.27	0.00*	0.00*	2.33	178,763	38
12-31-17	9.99	0.25•	0.70	0.95	0.22	0.05	—	0.27	—	10.67	9.54	0.26	0.00*	0.00*	2.45	169,194	32
12-31-16	9.79	0.32•	0.20	0.52	0.18	0.14	—	0.32	—	9.99	5.32	0.27	0.00*	0.00*	3.20	70,857	45

See Accompanying Notes to Financial Statements
18

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Index Solution 2025 Portfolio
Class ADV
06-30-21+	12.08	0.07•	0.74	0.81	—	—	—	—	—	12.89	6.71	0.79	0.74	0.74	1.18	184,115	17
12-31-20	11.22	0.19•	1.17	1.36	0.17	0.33	—	0.50	—	12.08	12.50	0.79	0.74	0.74	1.70	186,131	50
12-31-19	9.99	0.17•	1.61	1.78	0.16	0.39	—	0.55	—	11.22	18.15	0.75	0.72	0.72	1.55	193,477	28
12-31-18	10.94	0.17•	(0.73)	(0.56)	0.14	0.25	—	0.39	—	9.99	(5.37)	0.76	0.70	0.70	1.53	196,102	35
12-31-17	9.89	0.15•	1.25	1.40	0.14	0.21	—	0.35	—	10.94	14.32	0.76	0.68	0.68	1.44	232,790	32
12-31-16	10.19	0.19	0.47	0.66	0.21	0.75	—	0.96	—	9.89	6.61	0.77	0.63	0.63	1.86	228,234	44
Class I
06-30-21+	12.40	0.11•	0.76	0.87	—	—	—	—	—	13.27	7.02	0.29	0.24	0.24	1.72	55,734	17
12-31-20	11.51	0.24•	1.21	1.45	0.23	0.33	—	0.56	—	12.40	13.05	0.29	0.24	0.24	2.13	52,341	50
12-31-19	10.24	0.23•	1.65	1.88	0.22	0.39	—	0.61	—	11.51	18.78	0.25	0.22	0.22	2.07	60,504	28
12-31-18	11.21	0.23	(0.76)	(0.53)	0.19	0.25	—	0.44	—	10.24	(4.94)	0.26	0.20	0.20	2.06	56,645	35
12-31-17	10.13	0.21•	1.27	1.48	0.19	0.21	—	0.40	—	11.21	14.84	0.26	0.18	0.18	1.94	60,664	32
12-31-16	10.42	0.25•	0.48	0.73	0.27	0.75	—	1.02	—	10.13	7.14	0.27	0.13	0.13	2.39	56,555	44
Class S
06-30-21+	12.26	0.09•	0.75	0.84	—	—	—	—	—	13.10	6.85	0.54	0.49	0.49	1.45	141,412	17
12-31-20	11.38	0.24	1.17	1.41	0.20	0.33	—	0.53	—	12.26	12.83	0.54	0.49	0.49	1.97	135,558	50
12-31-19	10.13	0.21	1.62	1.83	0.19	0.39	—	0.58	—	11.38	18.46	0.50	0.47	0.47	1.82	133,118	28
12-31-18	11.09	0.19•	(0.74)	(0.55)	0.16	0.25	—	0.41	—	10.13	(5.17)	0.51	0.45	0.45	1.78	120,905	35
12-31-17	10.02	0.18•	1.26	1.44	0.16	0.21	—	0.37	—	11.09	14.62	0.51	0.43	0.43	1.69	149,827	32
12-31-16	10.31	0.21•	0.48	0.69	0.23	0.75	—	0.98	—	10.02	6.85	0.52	0.38	0.38	2.07	150,126	44
Class S2
06-30-21+	12.02	0.08•	0.73	0.81	—	—	—	—	—	12.83	6.74	0.69	0.64	0.64	1.28	36,884	17
12-31-20	11.17	0.20•	1.18	1.38	0.20	0.33	—	0.52	—	12.02	12.71	0.69	0.64	0.64	1.85	36,080	50
12-31-19	9.96	0.18•	1.60	1.78	0.18	0.39	—	0.57	—	11.17	18.23	0.65	0.62	0.62	1.70	32,859	28
12-31-18	10.90	0.17•	(0.72)	(0.55)	0.14	0.25	—	0.39	—	9.96	(5.29)	0.66	0.60	0.60	1.61	26,038	35
12-31-17	9.86	0.16•	1.24	1.40	0.15	0.21	—	0.36	—	10.90	14.41	0.66	0.58	0.58	1.55	34,197	32
12-31-16	10.16	0.20•	0.47	0.67	0.22	0.75	—	0.97	—	9.86	6.72	0.70	0.53	0.53	2.04	34,034	44
Class Z
06-30-21+	12.56	0.13•	0.77	0.90	—	—	—	—	—	13.46	7.17	0.25	0.00*	0.00*	1.96	902,701	17
12-31-20	11.62	0.29•	1.21	1.50	0.23	0.33	—	0.56	—	12.56	13.36	0.24	0.00*	0.00*	2.49	827,543	50
12-31-19	10.31	0.26•	1.66	1.92	0.22	0.39	—	0.61	—	11.62	19.04	0.25	0.00*	0.00*	2.35	685,495	28
12-31-18	11.26	0.26•	(0.77)	(0.51)	0.19	0.25	—	0.44	—	10.31	(4.74)	0.26	0.00*	0.00*	2.31	452,255	35
12-31-17	10.16	0.25•	1.25	1.50	0.19	0.21	—	0.40	—	11.26	15.00	0.26	0.00*	0.00*	2.31	371,838	32
12-31-16	10.43	0.32•	0.43	0.75	0.27	0.75	—	1.02	—	10.16	7.33	0.27	0.00*	0.00*	3.13	118,855	44

See Accompanying Notes to Financial Statements
19

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Index Solution 2030 Portfolio
Class ADV
06-30-21+	17.23	0.11•	1.25	1.36	—	—	—	—	—	18.59	7.89	0.83	0.74	0.74	1.23	48,255	15
12-31-20	15.89	0.26•	1.77	2.03	0.23	0.46	—	0.69	—	17.23	13.22	0.83	0.74	0.74	1.69	42,311	45
12-31-19	13.81	0.23•	2.53	2.76	0.20	0.48	—	0.68	—	15.89	20.35	0.74	0.73	0.73	1.55	36,621	29
12-31-18	15.28	0.24•	(1.21)	(0.97)	0.15	0.35	—	0.50	—	13.81	(6.60)	0.75	0.70	0.70	1.61	27,143	33
12-31-17	13.22	0.21•	1.98	2.19	0.05	0.08	—	0.13	—	15.28	16.62	0.76	0.69	0.69	1.48	20,939	32
12-31-16	12.39	0.27•	0.58	0.85	0.01	0.01	—	0.02	—	13.22	6.84	0.83	0.63	0.63	2.13	10,732	64
Class I
06-30-21+	17.78	0.16•	1.29	1.45	—	—	—	—	—	19.23	8.16	0.33	0.24	0.24	1.72	10,017	15
12-31-20	16.37	0.34•	1.82	2.16	0.29	0.46	—	0.75	—	17.78	13.72	0.33	0.24	0.24	2.13	9,372	45
12-31-19	14.19	0.31•	2.61	2.92	0.26	0.48	—	0.74	—	16.37	21.02	0.24	0.23	0.23	2.01	8,674	29
12-31-18	15.65	0.31•	(1.23)	(0.92)	0.19	0.35	—	0.54	—	14.19	(6.11)	0.25	0.20	0.20	2.03	6,304	33
12-31-17	13.50	0.31•	1.99	2.30	0.07	0.08	—	0.15	—	15.65	17.14	0.26	0.19	0.19	2.10	4,953	32
12-31-16	12.60	0.31•	0.61	0.92	0.01	0.01	—	0.02	—	13.50	7.31	0.33	0.13	0.13	2.36	2,173	64
Class S
06-30-21+	17.63	0.13•	1.29	1.42	—	—	—	—	—	19.05	8.05	0.58	0.49	0.49	1.44	18,831	15
12-31-20	16.24	0.31•	1.79	2.10	0.25	0.46	—	0.71	—	17.63	13.45	0.58	0.49	0.49	1.96	17,414	45
12-31-19	14.09	0.28•	2.58	2.86	0.23	0.48	—	0.71	—	16.24	20.67	0.49	0.48	0.48	1.79	14,570	29
12-31-18	15.56	0.28	(1.24)	(0.96)	0.16	0.35	—	0.51	—	14.09	(6.40)	0.50	0.45	0.45	1.77	11,224	33
12-31-17	13.44	0.27•	1.99	2.26	0.06	0.08	—	0.14	—	15.56	16.91	0.51	0.44	0.44	1.82	12,320	32
12-31-16	12.57	0.37•	0.52	0.89	0.01	0.01	—	0.02	—	13.44	7.08	0.58	0.38	0.38	2.83	6,607	64
Class S2
06-30-21+	17.35	0.12•	1.26	1.38	—	—	—	—	—	18.73	7.95	0.73	0.64	0.64	1.33	13,034	15
12-31-20	16.02	0.31•	1.73	2.04	0.25	0.46	—	0.71	—	17.35	13.26	0.73	0.64	0.64	1.96	10,670	45
12-31-19	13.94	0.27•	2.53	2.80	0.24	0.48	—	0.72	—	16.02	20.50	0.64	0.63	0.63	1.77	5,688	29
12-31-18	15.37	0.26•	(1.22)	(0.96)	0.12	0.35	—	0.47	—	13.94	(6.47)	0.65	0.60	0.60	1.74	2,239	33
12-31-17	13.29	0.22•	1.99	2.21	0.05	0.08	—	0.13	—	15.37	16.69	0.66	0.59	0.59	1.54	1,800	32
12-31-16	12.45	0.33•	0.53	0.86	0.01	0.01	—	0.02	—	13.29	6.92	0.76	0.53	0.53	2.54	1,735	64
Class Z
06-30-21+	17.96	0.18•	1.30	1.48	—	—	—	—	—	19.44	8.24	0.25	0.00*	0.00*	1.96	799,121	15
12-31-20	16.48	0.40•	1.83	2.23	0.29	0.46	—	0.75	—	17.96	14.06	0.24	0.00*	0.00*	2.45	699,789	45
12-31-19	14.26	0.36•	2.60	2.96	0.26	0.48	—	0.74	—	16.48	21.20	0.24	0.00*	0.00*	2.30	558,381	29
12-31-18	15.69	0.36•	(1.25)	(0.89)	0.19	0.35	—	0.54	—	14.26	(5.90)	0.25	0.00*	0.00*	2.29	348,273	33
12-31-17	13.51	0.35•	1.98	2.33	0.07	0.08	—	0.15	—	15.69	17.35	0.26	0.00*	0.00*	2.36	267,328	32
12-31-16	12.59	0.46•	0.48	0.94	0.01	0.01	—	0.02	—	13.51	7.48	0.33	0.00*	0.00*	3.53	72,347	64

See Accompanying Notes to Financial Statements
20

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Index Solution 2035 Portfolio
Class ADV
06-30-21+	12.69	0.07•	1.11	1.18	—	—	—	—	—	13.87	9.30	0.80	0.74	0.74	1.03	174,194	17
12-31-20	11.72	0.18•	1.37	1.55	0.16	0.42	—	0.58	—	12.69	13.85	0.79	0.74	0.74	1.58	172,517	45
12-31-19	10.14	0.17•	2.00	2.17	0.15	0.44	—	0.59	—	11.72	21.91	0.74	0.73	0.73	1.51	186,455	28
12-31-18	11.34	0.16•	(0.94)	(0.78)	0.13	0.29	—	0.42	—	10.14	(7.26)	0.75	0.70	0.70	1.45	176,145	33
12-31-17	9.98	0.15•	1.61	1.76	0.13	0.27	—	0.40	—	11.34	17.95	0.76	0.68	0.68	1.37	215,074	25
12-31-16	10.34	0.19	0.57	0.76	0.19	0.93	—	1.12	—	9.98	7.63	0.76	0.63	0.63	1.86	203,566	41
Class I
06-30-21+	13.07	0.11•	1.14	1.25	—	—	—	—	—	14.32	9.56	0.30	0.24	0.24	1.57	62,558	17
12-31-20	12.06	0.23•	1.43	1.66	0.23	0.42	—	0.64	—	13.07	14.41	0.30	0.24	0.24	2.01	54,401	45
12-31-19	10.42	0.24	2.05	2.29	0.21	0.44	—	0.65	—	12.06	22.58	0.24	0.23	0.23	2.00	64,433	28
12-31-18	11.65	0.22	(0.98)	(0.76)	0.18	0.29	—	0.47	—	10.42	(6.86)	0.25	0.20	0.20	1.99	55,982	33
12-31-17	10.23	0.20	1.68	1.88	0.19	0.27	—	0.46	—	11.65	18.65	0.26	0.18	0.18	1.89	58,021	25
12-31-16	10.58	0.25•	0.58	0.83	0.25	0.93	—	1.18	—	10.23	8.12	0.26	0.13	0.13	2.40	47,484	41
Class S
06-30-21+	12.90	0.09•	1.12	1.21	—	—	—	—	—	14.11	9.38	0.55	0.49	0.49	1.28	116,089	17
12-31-20	11.91	0.23	1.37	1.60	0.19	0.42	—	0.61	—	12.90	14.12	0.55	0.49	0.49	1.86	112,188	45
12-31-19	10.29	0.21	2.03	2.24	0.18	0.44	—	0.62	—	11.91	22.36	0.49	0.48	0.48	1.76	110,305	28
12-31-18	11.51	0.19•	(0.97)	(0.78)	0.15	0.29	—	0.44	—	10.29	(7.12)	0.50	0.45	0.45	1.70	96,259	33
12-31-17	10.11	0.17•	1.66	1.83	0.16	0.27	—	0.43	—	11.51	18.39	0.51	0.43	0.43	1.61	121,702	25
12-31-16	10.47	0.21•	0.58	0.79	0.22	0.93	—	1.15	—	10.11	7.77	0.51	0.38	0.38	2.06	118,463	41
Class S2
06-30-21+	12.66	0.08•	1.10	1.18	—	—	—	—	—	13.84	9.32	0.70	0.64	0.64	1.15	46,623	17
12-31-20	11.71	0.20•	1.36	1.56	0.19	0.42	—	0.60	—	12.66	13.93	0.69	0.64	0.64	1.79	41,739	45
12-31-19	10.13	0.18•	2.00	2.18	0.16	0.44	—	0.60	—	11.71	22.09	0.64	0.63	0.63	1.62	33,877	28
12-31-18	11.32	0.17•	(0.94)	(0.77)	0.13	0.29	—	0.42	—	10.13	(7.14)	0.65	0.60	0.60	1.52	29,751	33
12-31-17	9.96	0.16	1.62	1.78	0.15	0.27	—	0.42	—	11.32	18.14	0.66	0.58	0.58	1.50	37,316	25
12-31-16	10.33	0.20	0.56	0.76	0.20	0.93	—	1.13	—	9.96	7.65	0.69	0.53	0.53	2.01	32,558	41
Class Z
06-30-21+	13.26	0.13•	1.15	1.28	—	—	—	—	—	14.54	9.65	0.25	0.00*	0.00*	1.82	1,015,021	17
12-31-20	12.20	0.28•	1.43	1.71	0.23	0.42	—	0.64	—	13.26	14.66	0.24	0.00*	0.00*	2.40	876,349	45
12-31-19	10.51	0.27•	2.07	2.34	0.21	0.44	—	0.65	—	12.20	22.88	0.24	0.00*	0.00*	2.31	688,542	28
12-31-18	11.72	0.26•	(1.00)	(0.74)	0.18	0.29	—	0.47	—	10.51	(6.64)	0.25	0.00*	0.00*	2.24	412,024	33
12-31-17	10.27	0.25•	1.66	1.91	0.19	0.27	—	0.46	—	11.72	18.88	0.26	0.00*	0.00*	2.26	327,540	25
12-31-16	10.61	0.34•	0.50	0.84	0.25	0.93	—	1.18	—	10.27	8.21	0.26	0.00*	0.00*	3.31	101,022	41

See Accompanying Notes to Financial Statements
21

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Index Solution 2040 Portfolio
Class ADV
06-30-21+	18.49	0.09•	1.91	2.00	—	—	—	—	—	20.49	10.82	0.85	0.74	0.74	0.98	29,785	14
12-31-20	16.81	0.27	2.16	2.43	0.22	0.53	—	0.75	—	18.49	15.08	0.86	0.74	0.74	1.62	26,276	32
12-31-19	14.29	0.24•	3.01	3.25	0.19	0.54	—	0.73	—	16.81	23.19	0.74	0.73	0.73	1.48	24,422	23
12-31-18	16.00	0.23•	(1.45)	(1.22)	0.13	0.36	—	0.49	—	14.29	(7.94)	0.75	0.71	0.71	1.48	15,441	30
12-31-17	13.57	0.21•	2.36	2.57	0.05	0.09	—	0.14	—	16.00	19.05	0.77	0.68	0.68	1.44	11,117	29
12-31-16	12.62	0.29•	0.68	0.97	0.01	0.01	—	0.02	—	13.57	7.67	0.90	0.62	0.62	2.27	5,222	52
Class I
06-30-21+	19.04	0.15•	1.97	2.12	—	—	—	—	—	21.16	11.13	0.35	0.24	0.24	1.49	8,982	14
12-31-20	17.28	0.37•	2.21	2.58	0.29	0.53	—	0.82	—	19.04	15.62	0.36	0.24	0.24	2.20	7,830	32
12-31-19	14.65	0.32•	3.09	3.41	0.24	0.54	—	0.78	—	17.28	23.82	0.24	0.23	0.23	1.95	5,832	23
12-31-18	16.36	0.32•	(1.50)	(1.18)	0.17	0.36	—	0.53	—	14.65	(7.53)	0.25	0.21	0.21	1.97	3,952	30
12-31-17	13.82	0.32•	2.38	2.70	0.07	0.09	—	0.16	—	16.36	19.68	0.27	0.18	0.18	2.12	2,612	29
12-31-16	12.79	0.32•	0.73	1.05	0.01	0.01	—	0.02	—	13.82	8.24	0.40	0.12	0.12	2.43	659	52
Class S
06-30-21+	18.99	0.12•	1.97	2.09	—	—	—	—	—	21.08	11.01	0.60	0.49	0.49	1.24	15,223	14
12-31-20	17.24	0.32•	2.21	2.53	0.25	0.53	—	0.78	—	18.99	15.34	0.61	0.49	0.49	1.94	13,728	32
12-31-19	14.62	0.28•	3.09	3.37	0.21	0.54	—	0.75	—	17.24	23.53	0.49	0.48	0.48	1.71	11,372	23
12-31-18	16.33	0.26	(1.47)	(1.21)	0.14	0.36	—	0.50	—	14.62	(7.73)	0.50	0.46	0.46	1.64	7,981	30
12-31-17	13.82	0.25•	2.41	2.66	0.06	0.09	—	0.15	—	16.33	19.39	0.52	0.43	0.43	1.64	8,832	29
12-31-16	12.83	0.38•	0.63	1.01	0.01	0.01	—	0.02	—	13.82	7.89	0.65	0.37	0.37	2.85	5,044	52
Class S2
06-30-21+	18.68	0.11•	1.93	2.04	—	—	—	—	—	20.72	10.92	0.75	0.64	0.64	1.09	5,183	14
12-31-20	16.98	0.31•	2.16	2.47	0.24	0.53	—	0.77	—	18.68	15.17	0.76	0.64	0.64	1.89	4,557	32
12-31-19	14.42	0.24•	3.06	3.30	0.20	0.54	—	0.74	—	16.98	23.36	0.64	0.63	0.63	1.51	2,896	23
12-31-18	16.13	0.23•	(1.46)	(1.23)	0.12	0.36	—	0.48	—	14.42	(7.90)	0.65	0.61	0.61	1.47	1,905	30
12-31-17	13.67	0.23•	2.38	2.61	0.06	0.09	—	0.15	—	16.13	19.21	0.67	0.58	0.58	1.50	1,688	29
12-31-16	12.70	0.34•	0.65	0.99	0.01	0.01	—	0.02	—	13.67	7.82	0.83	0.52	0.52	2.60	651	52
Class Z
06-30-21+	19.27	0.18•	1.99	2.17	—	—	—	—	—	21.44	11.26	0.24	0.00*	0.00*	1.74	690,601	14
12-31-20	17.43	0.41•	2.25	2.66	0.29	0.53	—	0.82	—	19.27	15.96	0.23	0.00*	0.00*	2.41	577,969	32
12-31-19	14.74	0.37•	3.10	3.47	0.24	0.54	—	0.78	—	17.43	24.08	0.24	0.00*	0.00*	2.25	426,037	23
12-31-18	16.42	0.36•	(1.51)	(1.15)	0.17	0.36	—	0.53	—	14.74	(7.32)	0.25	0.00*	0.00*	2.22	243,229	30
12-31-17	13.85	0.34•	2.39	2.73	0.07	0.09	—	0.16	—	16.42	19.86	0.27	0.00*	0.00*	2.21	169,065	29
12-31-16	12.80	0.47•	0.61	1.08	0.02	0.01	—	0.03	—	13.85	8.40	0.40	0.00*	0.00*	3.51	48,146	52

See Accompanying Notes to Financial Statements
22

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Index Solution 2045 Portfolio
Class ADV
06-30-21+	13.31	0.06•	1.49	1.55	—	—	—	—	—	14.86	11.65	0.82	0.74	0.74	0.86	133,762	16
12-31-20	12.17	0.18•	1.58	1.76	0.15	0.47	—	0.62	—	13.31	15.23	0.81	0.74	0.74	1.54	129,548	34
12-31-19	10.38	0.16•	2.29	2.45	0.14	0.52	—	0.66	—	12.17	24.29	0.73	0.73	0.73	1.39	134,331	24
12-31-18	11.79	0.15•	(1.13)	(0.98)	0.11	0.32	—	0.43	—	10.38	(8.70)	0.74	0.72	0.72	1.31	122,905	31
12-31-17	10.22	0.13•	1.88	2.01	0.12	0.32	—	0.44	—	11.79	19.96	0.75	0.69	0.69	1.20	148,205	25
12-31-16	10.55	0.17	0.61	0.78	0.17	0.94	—	1.11	—	10.22	7.67	0.76	0.64	0.64	1.70	139,777	41
Class I
06-30-21+	13.81	0.10•	1.55	1.65	—	—	—	—	—	15.46	11.95	0.32	0.24	0.24	1.40	52,482	16
12-31-20	12.61	0.23•	1.66	1.89	0.22	0.47	—	0.68	—	13.81	15.78	0.31	0.24	0.24	1.92	46,883	34
12-31-19	10.74	0.22	2.38	2.60	0.21	0.52	—	0.73	—	12.61	24.89	0.23	0.23	0.23	1.89	53,784	24
12-31-18	12.17	0.22	(1.16)	(0.94)	0.17	0.32	—	0.49	—	10.74	(8.16)	0.24	0.22	0.22	1.84	43,658	31
12-31-17	10.54	0.20•	1.93	2.13	0.18	0.32	—	0.50	—	12.17	20.48	0.25	0.19	0.19	1.76	48,317	25
12-31-16	10.84	0.24•	0.63	0.87	0.23	0.94	—	1.17	—	10.54	8.29	0.26	0.14	0.14	2.24	35,877	41
Class S
06-30-21+	13.58	0.08•	1.52	1.60	—	—	—	—	—	15.18	11.78	0.57	0.49	0.49	1.13	84,599	16
12-31-20	12.41	0.23	1.60	1.83	0.19	0.47	—	0.65	—	13.58	15.49	0.56	0.49	0.49	1.80	77,113	34
12-31-19	10.58	0.20	2.33	2.53	0.18	0.52	—	0.70	—	12.41	24.55	0.48	0.48	0.48	1.64	74,022	24
12-31-18	12.00	0.18•	(1.14)	(0.96)	0.14	0.32	—	0.46	—	10.58	(8.44)	0.49	0.47	0.47	1.53	65,002	31
12-31-17	10.40	0.17	1.90	2.07	0.15	0.32	—	0.47	—	12.00	20.21	0.50	0.44	0.44	1.46	87,386	25
12-31-16	10.70	0.21	0.62	0.83	0.19	0.94	—	1.13	—	10.40	8.05	0.51	0.39	0.39	1.91	76,656	41
Class S2
06-30-21+	13.32	0.07•	1.48	1.55	—	—	—	—	—	14.87	11.64	0.72	0.64	0.64	0.98	28,688	16
12-31-20	12.19	0.20•	1.58	1.78	0.18	0.47	—	0.64	—	13.32	15.35	0.71	0.64	0.64	1.72	25,318	34
12-31-19	10.41	0.16	2.30	2.46	0.16	0.52	—	0.68	—	12.19	24.34	0.63	0.63	0.63	1.50	20,384	24
12-31-18	11.80	0.16•	(1.12)	(0.96)	0.11	0.32	—	0.43	—	10.41	(8.52)	0.64	0.62	0.62	1.40	16,121	31
12-31-17	10.24	0.14•	1.88	2.02	0.14	0.32	—	0.46	—	11.80	19.97	0.65	0.59	0.59	1.26	19,206	25
12-31-16	10.56	0.20•	0.60	0.80	0.18	0.94	—	1.12	—	10.24	7.88	0.69	0.54	0.54	1.93	18,507	41
Class Z
06-30-21+	14.00	0.12•	1.57	1.69	—	—	—	—	—	15.69	12.07	0.24	0.00*	0.00*	1.66	761,332	16
12-31-20	12.74	0.29•	1.66	1.95	0.22	0.47	—	0.68	—	14.00	16.09	0.23	0.00*	0.00*	2.36	650,098	34
12-31-19	10.82	0.27•	2.38	2.65	0.21	0.52	—	0.73	—	12.74	25.17	0.23	0.00*	0.00*	2.21	464,683	24
12-31-18	12.24	0.26•	(1.19)	(0.93)	0.17	0.32	—	0.49	—	10.82	(8.03)	0.24	0.00*	0.00*	2.14	273,348	31
12-31-17	10.57	0.24•	1.93	2.17	0.18	0.32	—	0.50	—	12.24	20.81	0.25	0.00*	0.00*	2.12	208,189	25
12-31-16	10.85	0.34•	0.55	0.89	0.23	0.94	—	1.17	—	10.57	8.47	0.26	0.00*	0.00*	3.21	58,923	41

See Accompanying Notes to Financial Statements
23

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Index Solution 2050 Portfolio
Class ADV
06-30-21+	18.85	0.09•	2.11	2.20	—	—	—	—	—	21.05	11.67	0.89	0.74	0.74	0.90	22,814	16
12-31-20	17.18	0.25•	2.15	2.40	0.20	0.53	—	0.74	—	18.85	14.66	0.91	0.74	0.74	1.53	19,574	29
12-31-19	14.39	0.24•	3.24	3.48	0.17	0.52	—	0.69	—	17.18	24.60	0.74	0.74	0.74	1.47	17,450	22
12-31-18	16.26	0.22•	(1.62)	(1.40)	0.11	0.36	—	0.47	—	14.39	(8.92)	0.75	0.73	0.73	1.39	11,155	28
12-31-17	13.65	0.20•	2.53	2.73	0.04	0.08	—	0.12	—	16.26	20.12	0.78	0.70	0.70	1.31	7,817	26
12-31-16	12.69	0.27•	0.73	1.00	0.01	0.03	—	0.04	—	13.65	7.94	1.03	0.64	0.64	2.05	3,296	49
Class I
06-30-21+	19.33	0.15•	2.16	2.31	—	—	—	—	—	21.64	11.95	0.39	0.24	0.24	1.42	10,801	16
12-31-20	17.58	0.35•	2.20	2.55	0.27	0.53	—	0.81	—	19.33	15.25	0.41	0.24	0.24	2.07	8,770	29
12-31-19	14.69	0.32•	3.31	3.63	0.22	0.52	—	0.74	—	17.58	25.21	0.24	0.24	0.24	1.97	6,367	22
12-31-18	16.55	0.30•	(1.65)	(1.35)	0.15	0.36	—	0.51	—	14.69	(8.49)	0.25	0.23	0.23	1.82	3,851	28
12-31-17	13.84	0.31•	2.55	2.86	0.07	0.08	—	0.15	—	16.55	20.75	0.28	0.20	0.20	2.00	3,195	26
12-31-16	12.80	0.33•	0.76	1.09	0.02	0.03	—	0.05	—	13.84	8.52	0.53	0.14	0.14	2.52	950	49
Class S
06-30-21+	19.26	0.12•	2.15	2.27	—	—	—	—	—	21.53	11.79	0.64	0.49	0.49	1.15	15,380	16
12-31-20	17.53	0.30•	2.20	2.50	0.24	0.53	—	0.77	—	19.26	14.94	0.66	0.49	0.49	1.80	12,575	29
12-31-19	14.65	0.28•	3.31	3.59	0.19	0.52	—	0.71	—	17.53	24.94	0.49	0.49	0.49	1.70	10,885	22
12-31-18	16.51	0.25	(1.63)	(1.38)	0.12	0.36	—	0.48	—	14.65	(8.68)	0.50	0.48	0.48	1.53	7,477	28
12-31-17	13.83	0.24•	2.58	2.82	0.06	0.08	—	0.14	—	16.51	20.47	0.53	0.45	0.45	1.56	8,090	26
12-31-16	12.83	0.37•	0.68	1.05	0.02	0.03	—	0.05	—	13.83	8.20	0.78	0.39	0.39	2.76	3,987	49
Class S2
06-30-21+	18.95	0.10•	2.12	2.22	—	—	—	—	—	21.17	11.72	0.79	0.64	0.64	0.99	4,200	16
12-31-20	17.26	0.29•	2.14	2.43	0.21	0.53	—	0.75	—	18.95	14.77	0.81	0.64	0.64	1.77	3,563	29
12-31-19	14.45	0.25•	3.25	3.50	0.17	0.52	—	0.69	—	17.26	24.69	0.64	0.64	0.64	1.53	3,072	22
12-31-18	16.30	0.22•	(1.60)	(1.38)	0.11	0.36	—	0.47	—	14.45	(8.80)	0.65	0.63	0.63	1.36	2,023	28
12-31-17	13.68	0.23•	2.52	2.75	0.05	0.08	—	0.13	—	16.30	20.21	0.68	0.60	0.60	1.50	1,973	26
12-31-16	12.71	0.35•	0.67	1.02	0.02	0.03	—	0.05	—	13.68	8.04	0.96	0.54	0.54	2.66	766	49
Class Z
06-30-21+	19.54	0.17•	2.19	2.36	—	—	—	—	—	21.90	12.08	0.24	0.00*	0.00*	1.65	482,538	16
12-31-20	17.73	0.40•	2.21	2.61	0.27	0.53	—	0.81	—	19.54	15.46	0.23	0.00*	0.00*	2.32	398,859	29
12-31-19	14.77	0.37•	3.33	3.70	0.22	0.52	—	0.74	—	17.73	25.56	0.24	0.00*	0.00*	2.23	286,945	22
12-31-18	16.60	0.35•	(1.67)	(1.32)	0.15	0.36	—	0.51	—	14.77	(8.28)	0.25	0.00*	0.00*	2.15	153,539	28
12-31-17	13.85	0.33•	2.57	2.90	0.07	0.08	—	0.15	—	16.60	21.03	0.28	0.00*	0.00*	2.13	97,126	26
12-31-16	12.80	0.49•	0.61	1.10	0.02	0.03	—	0.05	—	13.85	8.62	0.53	0.00*	0.00*	3.63	21,080	49

See Accompanying Notes to Financial Statements
24

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Index Solution 2055 Portfolio
Class ADV
06-30-21+	17.47	0.08•	1.97	2.05	—	—	—	—	—	19.52	11.73	0.87	0.74	0.74	0.85	63,127	15
12-31-20	15.91	0.24	2.03	2.27	0.18	0.53	—	0.70	—	17.47	14.90	0.89	0.74	0.74	1.49	58,091	29
12-31-19	13.42	0.22	3.00	3.22	0.15	0.58	—	0.73	—	15.91	24.52	0.74	0.74	0.74	1.40	54,378	20
12-31-18	15.18	0.19	(1.49)	(1.30)	0.12	0.34	—	0.46	—	13.42	(8.87)	0.75	0.73	0.73	1.27	46,688	29
12-31-17	13.01	0.16	2.46	2.62	0.14	0.31	—	0.45	—	15.18	20.37	0.76	0.70	0.70	1.19	52,886	25
12-31-16	13.12	0.22•	0.75	0.97	0.18	0.90	—	1.08	—	13.01	7.61	0.78	0.64	0.64	1.68	43,002	42
Class I
06-30-21+	17.95	0.13•	2.03	2.16	—	—	—	—	—	20.11	12.03	0.37	0.24	0.24	1.37	39,015	15
12-31-20	16.33	0.31•	2.09	2.40	0.25	0.53	—	0.78	—	17.95	15.43	0.39	0.24	0.24	1.95	35,009	29
12-31-19	13.75	0.30•	3.09	3.39	0.23	0.58	—	0.81	—	16.33	25.22	0.24	0.24	0.24	1.95	31,202	20
12-31-18	15.54	0.28•	(1.54)	(1.26)	0.19	0.34	—	0.53	—	13.75	(8.48)	0.25	0.23	0.23	1.82	21,247	29
12-31-17	13.29	0.27•	2.49	2.76	0.20	0.31	—	0.51	—	15.54	21.03	0.26	0.20	0.20	1.87	19,100	25
12-31-16	13.38	0.30•	0.75	1.05	0.24	0.90	—	1.14	—	13.29	8.10	0.28	0.14	0.14	2.24	10,595	42
Class S
06-30-21+	17.71	0.10•	2.01	2.11	—	—	—	—	—	19.82	11.91	0.62	0.49	0.49	1.10	45,947	15
12-31-20	16.13	0.27•	2.06	2.33	0.22	0.53	—	0.74	—	17.71	15.11	0.64	0.49	0.49	1.76	40,587	29
12-31-19	13.59	0.25•	3.06	3.31	0.19	0.58	—	0.77	—	16.13	24.94	0.49	0.49	0.49	1.66	35,423	20
12-31-18	15.36	0.23	(1.51)	(1.28)	0.15	0.34	—	0.49	—	13.59	(8.66)	0.50	0.48	0.48	1.55	26,744	29
12-31-17	13.16	0.20•	2.48	2.68	0.17	0.31	—	0.48	—	15.36	20.63	0.51	0.45	0.45	1.40	29,602	25
12-31-16	13.25	0.25•	0.76	1.01	0.20	0.90	—	1.10	—	13.16	7.89	0.53	0.39	0.39	1.92	23,832	42
Class S2
06-30-21+	17.54	0.09•	1.98	2.07	—	—	—	—	—	19.61	11.80	0.77	0.64	0.64	0.92	20,910	15
12-31-20	15.99	0.27•	2.01	2.28	0.20	0.53	—	0.73	—	17.54	14.97	0.79	0.64	0.64	1.73	17,208	29
12-31-19	13.49	0.23•	3.03	3.26	0.18	0.58	—	0.76	—	15.99	24.68	0.64	0.64	0.64	1.53	11,439	20
12-31-18	15.24	0.20•	(1.49)	(1.29)	0.12	0.34	—	0.46	—	13.49	(8.77)	0.65	0.63	0.63	1.30	7,943	29
12-31-17	13.06	0.19•	2.45	2.64	0.15	0.31	—	0.46	—	15.24	20.50	0.66	0.60	0.60	1.35	10,327	25
12-31-16	13.17	0.24•	0.74	0.98	0.19	0.90	—	1.09	—	13.06	7.71	0.71	0.54	0.54	1.87	6,752	42
Class Z
06-30-21+	18.20	0.16•	2.05	2.21	—	—	—	—	—	20.41	12.14	0.24	0.00*	0.00*	1.64	396,136	15
12-31-20	16.51	0.37•	2.10	2.47	0.25	0.53	—	0.78	—	18.20	15.69	0.23	0.00*	0.00*	2.32	324,254	29
12-31-19	13.86	0.35•	3.11	3.46	0.23	0.58	—	0.81	—	16.51	25.54	0.24	0.00*	0.00*	2.23	217,585	20
12-31-18	15.62	0.33•	(1.56)	(1.23)	0.19	0.34	—	0.53	—	13.86	(8.24)	0.25	0.00*	0.00*	2.15	111,996	29
12-31-17	13.33	0.30•	2.50	2.80	0.20	0.31	—	0.51	—	15.62	21.27	0.26	0.00*	0.00*	2.07	68,540	25
12-31-16	13.40	0.40•	0.67	1.07	0.24	0.90	—	1.14	—	13.33	8.24	0.28	0.00*	0.00*	3.06	17,543	42

See Accompanying Notes to Financial Statements
25

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Index Solution 2060 Portfolio
Class ADV
06-30-21+	14.80	0.07•	1.69	1.76	—	—	—	—	—	16.56	11.89	0.92	0.74	0.74	0.85	12,976	15
12-31-20	13.31	0.18•	1.76	1.94	0.12	0.33	—	0.45	—	14.80	15.11	0.92	0.74	0.74	1.42	11,253	34
12-31-19	11.02	0.18•	2.50	2.68	0.09	0.30	—	0.39	—	13.31	24.62	0.77	0.74	0.74	1.45	9,576	36
12-31-18	12.49	0.17•	(1.23)	(1.06)	0.07	0.34	—	0.41	—	11.02	(8.88)	0.81	0.72	0.72	1.42	6,029	40
12-31-17	10.48	0.16•	1.97	2.13	0.03	0.09	—	0.12	—	12.49	20.44	0.90	0.70	0.70	1.40	4,579	51
12-31-16	9.77	0.21•	0.56	0.77	0.02	0.04	—	0.06	—	10.48	7.87	1.91	0.64	0.64	2.06	1,690	63
Class I
06-30-21+	15.10	0.11•	1.73	1.84	—	—	—	—	—	16.94	12.19	0.42	0.24	0.24	1.36	17,097	15
12-31-20	13.55	0.28•	1.77	2.05	0.17	0.33	—	0.50	—	15.10	15.69	0.43	0.24	0.24	2.11	13,765	34
12-31-19	11.19	0.27•	2.52	2.79	0.13	0.30	—	0.43	—	13.55	25.32	0.27	0.24	0.24	2.18	7,603	36
12-31-18	12.65	0.25•	(1.27)	(1.02)	0.10	0.34	—	0.44	—	11.19	(8.46)	0.31	0.22	0.22	2.05	3,020	40
12-31-17	10.57	0.31•	1.91	2.22	0.05	0.09	—	0.14	—	12.65	21.11	0.40	0.20	0.20	2.60	1,563	51
12-31-16	9.82	0.26•	0.54	0.80	0.01	0.04	—	0.05	—	10.57	8.24	1.41	0.14	0.14	2.52	146	63
Class S
06-30-21+	14.92	0.09•	1.72	1.81	—	—	—	—	—	16.73	12.13	0.67	0.49	0.49	1.09	9,229	15
12-31-20	13.41	0.24•	1.75	1.99	0.15	0.33	—	0.48	—	14.92	15.37	0.68	0.49	0.49	1.83	8,248	34
12-31-19	11.10	0.22•	2.50	2.72	0.11	0.30	—	0.41	—	13.41	24.87	0.52	0.49	0.49	1.74	5,693	36
12-31-18	12.56	0.21•	(1.25)	(1.04)	0.08	0.34	—	0.42	—	11.10	(8.66)	0.56	0.47	0.47	1.70	3,057	40
12-31-17	10.52	0.18•	1.99	2.17	0.04	0.09	—	0.13	—	12.56	20.76	0.65	0.45	0.45	1.51	2,294	51
12-31-16	9.79	0.25•	0.54	0.79	0.02	0.04	—	0.06	—	10.52	8.06	1.66	0.39	0.39	2.46	863	63
Class S2
06-30-21+	14.87	0.07•	1.71	1.78	—	—	—	—	—	16.65	11.97	0.82	0.64	0.64	0.93	2,371	15
12-31-20	13.37	0.22•	1.74	1.96	0.13	0.33	—	0.46	—	14.87	15.17	0.83	0.64	0.64	1.74	2,098	34
12-31-19	11.07	0.19•	2.51	2.70	0.10	0.30	—	0.40	—	13.37	24.76	0.67	0.64	0.64	1.56	1,545	36
12-31-18	12.51	0.15•	(1.20)	(1.05)	0.05	0.34	—	0.39	—	11.07	(8.75)	0.71	0.62	0.62	1.18	751	40
12-31-17	10.50	0.20•	1.95	2.15	0.05	0.09	—	0.14	—	12.51	20.54	0.80	0.60	0.60	1.68	993	51
12-31-16	9.77	0.26•	0.51	0.77	—	0.04	—	0.04	—	10.50	7.92	1.84	0.54	0.54	2.61	139	63
Class Z
06-30-21+	15.27	0.13•	1.75	1.88	—	—	—	—	—	17.15	12.31	0.24	0.00*	0.00*	1.63	207,074	15
12-31-20	13.67	0.31•	1.79	2.10	0.17	0.33	—	0.50	—	15.27	15.92	0.25	0.00*	0.00*	2.35	159,536	34
12-31-19	11.26	0.29•	2.55	2.84	0.13	0.30	—	0.43	—	13.67	25.61	0.27	0.00*	0.00*	2.31	84,826	36
12-31-18	12.70	0.29•	(1.29)	(1.00)	0.10	0.34	—	0.44	—	11.26	(8.27)	0.31	0.00*	0.00*	2.29	32,971	40
12-31-17	10.60	0.26•	1.98	2.24	0.05	0.09	—	0.14	—	12.70	21.24	0.40	0.00*	0.00*	2.16	15,056	51
12-31-16	9.82	0.50•	0.34	0.84	0.02	0.04	—	0.06	—	10.60	8.58	1.41	0.00*	0.00*	4.95	3,068	63

See Accompanying Notes to Financial Statements
26

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Index Solution 2065 Portfolio
Class ADV
06-30-21+	11.58	0.07•	1.31	1.38	—	—	—	—	—	12.96	11.92	1.27	0.74	0.74	1.18	1,457	20
07-29-20(5) -
12-31-20	10.00	0.08•	1.58	1.66	0.07	0.01	—	0.08	—	11.58	16.62	2.09	0.74	0.74	1.87	382	17
Class I
06-30-21+	11.58	0.10•	1.32	1.42	—	—	—	—	—	13.00	12.26	0.77	0.24	0.24	1.59	765	20
07-29-20(5) -
12-31-20	10.00	0.13•	1.55	1.68	0.09	0.01	—	0.10	—	11.58	16.79	1.59	0.24	0.24	2.76	341	17
Class S
06-30-21+	11.58	0.11•	1.29	1.40	—	—	—	—	—	12.98	12.09	1.02	0.49	0.49	1.74	1,143	20
07-29-20(5) -
12-31-20	10.00	0.11•	1.56	1.67	0.08	0.01	—	0.09	—	11.58	16.72	1.84	0.49	0.49	2.50	382	17
Class S2
06-30-21+	11.57	0.05•	1.34	1.39	—	—	—	—	—	12.96	12.01	1.17	0.64	0.64	0.87	410	20
07-29-20(5) -
12-31-20	10.00	0.13•	1.53	1.66	0.08	0.01	—	0.09	—	11.57	16.59	1.99	0.64	0.64	2.80	175	17
Class Z
06-30-21+	11.59	0.12•	1.31	1.43	—	—	—	—	—	13.02	12.34	0.69	0.00*	0.00*	1.91	8,886	20
07-29-20(5) -
12-31-20	10.00	0.12•	1.57	1.69	0.09	0.01	—	0.10	—	11.59	16.89	1.57	0.00*	0.00*	2.74	3,190	17

(1)
Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)
Annualized for periods less than one year.

(3)
Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(4)
Ratios do not include expenses of underlying funds and do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

(5)
Commencement of operations.

+
Unaudited.

•
Calculated using average number of shares outstanding throughout the year or period.

*
Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

See Accompanying Notes to Financial Statements
27

NOTES TO FINANCIAL STATEMENTS as of June 30, 2021 (Unaudited)

NOTE 1 — ORGANIZATION
Voya Partners, Inc. (the “Company”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). It was incorporated under the laws of Maryland on May 7, 1997. The Articles of Incorporation permit the Company to offer separate series, each of which has its own investment objective, policies and restrictions. The Company currently consists of thirty-seven active separate investment series. The ten series (each, a “Portfolio” and collectively, the “Portfolios”) included in this report are: Voya Index Solution Income Portfolio (“Index Solution Income”), Voya Index Solution 2025 Portfolio (“Index Solution 2025”), Voya Index Solution 2030 Portfolio (“Index Solution 2030”), Voya Index Solution 2035 Portfolio (“Index Solution 2035”), Voya Index Solution 2040 Portfolio (“Index Solution 2040”), Voya Index Solution 2045 Portfolio (“Index Solution 2045”), Voya Index Solution 2050 Portfolio (“Index Solution 2050”), Voya Index Solution 2055 Portfolio (“Index Solution 2055”), Voya Index Solution 2060 Portfolio (“Index Solution 2060”) and Voya Index Solution 2065 Portfolio (“Index Solution 2065”), each a diversified series of the Company.
Index Solution 2025, Index Solution 2030, Index Solution 2035, Index Solution 2040, Index Solution 2045, Index Solution 2050, Index Solution 2055, Index Solution 2060 and Index Solution 2065 are structured and managed around a specific target retirement or financial goal date (“Target Date”). When these Portfolios reach their respective Target Date, they may be combined with Index Solution Income, without a vote of shareholders, if approved by the Board of Directors (the “Board”).
The classes of shares included in this report are: Adviser (“Class ADV”), Initial (“Class I”), Service (“Class S”), Service 2 (“Class S2”) and Class Z. Shares of the Portfolios may be offered to separate accounts (“Separate Accounts”) of insurance companies as investment options in connection with variable annuity contracts and variable life insurance policies (“Variable Contracts”) and to certain of the Portfolios’ investment advisers and their affiliates. In the future, shares may also be offered to qualified pension and retirement plans (“Qualified Plans”) outside the Separate Account context.With the exception of class specific matters, each class has equal voting rights as to voting privileges. For class specific proposals, only the applicable class would have voting privileges. The classes differ principally in the applicable distribution and shareholder service fees, as well as differences in the amount of waiver of fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a portfolio and earn income and realized gains/losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if any, as well as differences in the amount of waiver of fees and reimbursement of expenses between the separate classes, if any.
Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company serves as the Investment Adviser to the Portfolios. Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, serves as the Sub-Adviser to the Portfolios. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.
Each Portfolio seeks to achieve its investment objective by investing in other investment companies (“Underlying Funds”) and uses asset allocation strategies to determine how much to invest in the Underlying Funds. The investment objective of the Portfolios is described in the respective Portfolio’s Prospectus.
NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.
A. Security Valuation. Each Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Portfolio is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by

28

NOTES TO FINANCIAL STATEMENTS as of June 30, 2021 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and a Portfolio does not transact purchase and redemption orders. To the extent a Portfolio’s assets are traded in other markets on days when a Portfolio does not price its shares, the value of a Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of a Portfolio.
Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.
When a market quotation is not readily available or is deemed unreliable, each Portfolio will determine a fair value for the relevant asset in accordance with procedures adopted by the Portfolios’ Board. Such procedures provide, for example, that: (a) Exchange-traded securities are valued at the mean of the closing bid and ask; (b) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (c) Securities traded in the over-the-counter (“OTC”) market are valued based on prices provided by independent pricing services or market makers;
(d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by an independent pricing service; (f) OTC swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency exchange contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and each Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service; and (h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.
The prospectuses of the open-end registered investment companies in which each Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
Foreign securities’ (including forward foreign currency exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.
All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Portfolios’ valuation

29

NOTES TO FINANCIAL STATEMENTS as of June 30, 2021 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

procedures; a “Pricing Committee” comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Portfolios. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine each Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Portfolio.
Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. The Portfolios classify each of their investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds. A table summarizing the Portfolios’ investments under these levels of classification is included within the Portfolio of Investments.
GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Portfolio has a significant amount of Level 3 investments.
B. Securities Transactions and Revenue Recognition. Security transactions are accounted for on the trade date. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as income distributions in the Statements of Operations. Capital gain distributions received from the Underlying Funds are recognized on the ex-dividend date and are recorded on the Statements of Operations as such. Realized gains and losses are reported on the basis of identified cost of securities sold.
C. Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Dividends from net investment income and capital gain distributions, if any, are declared and paid annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.
D. Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.
The Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.
E. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
F. Risk Exposures and the Use of Derivative Instruments. Each Portfolio’s investment strategies permit it to enter into various types of derivatives contracts, including, but not limited to, futures contracts. In doing so, a Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This

30

NOTES TO FINANCIAL STATEMENTS as of June 30, 2021 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

may allow a Portfolio to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.
In pursuit of its investment objectives, a Portfolio may seek to increase or decrease its exposure to the following market or credit risk factors:
Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Portfolio to achieve its investment objectives.
Risks of Investing in Derivatives. Each Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.
Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Portfolio and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Portfolio to the risk of improper valuation.
Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated OTC with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Portfolio to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.
G. Futures Contracts. Certain Portfolios may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. A Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when each Portfolio’s assets are valued.
Upon entering into a futures contract, a Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by a Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses and, if any, shown as variation margin receivable or payable on futures contracts on the Statement of Assets and Liabilities.Open futures contracts are reported on a table following each Portfolio’s Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts, if any, are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the Statements of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statements of Operations. Realized gains (losses) are

31

NOTES TO FINANCIAL STATEMENTS as of June 30, 2021 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

reported in the Statements of Operations at the closing or expiration of futures contracts.
Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the period ended June 30, 2021, certain Portfolios used futures to enact tactical positions and to provide the Portfolios with greater liquidity. Certain Portfolios had purchased and sold futures contracts on various equity indices and also purchased and sold futures contracts on various U.S. Treasury Notes and Bonds. Futures contracts are purchased to provide immediate market exposure proportionate to the size of the Portfolio’s respective cash flows and residual cash balances in order to decrease potential tracking error if the cash remained uninvested in the market. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where the Portfolios are unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Portfolios’ securities. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
During the period ended June 30, 2021, the following Portfolios had average notional values on futures contracts purchased and sold as disclosed below. There were no open futures contracts for any Portfolio at June 30, 2021.
	Purchased	Sold
Index Solution Income	$4,808,350	$4,822,625
Index Solution 2025	19,232,965	18,557,240
Index Solution 2030	16,193,360	15,370,080
Index Solution 2035	26,363,580	25,116,960
Index Solution 2040	12,319,830	11,692,510
Index Solution 2045	24,768,595	23,624,216
Index Solution 2050	9,722,005	9,415,669
Index Solution 2055	10,289,165	9,937,593
Index Solution 2060	4,715,515	4,411,156
H. Offering Costs. Costs incurred with the offering of shares of a Portfolio are deferred and amortized over a twelve month period on a straight-line basis starting at the commencement of operations.
I. Indemnifications. In the normal course of business, the Company may enter into contracts that provide certain indemnifications. The Company’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.
NOTE 3 — INVESTMENTS IN UNDERLYING FUNDS
For the six months ended June 30, 2021, the cost of purchases and the proceeds from sales of the Underlying Funds were as follows:
	Purchases	Sales
Index Solution Income	$127,200,068	$178,112,005
Index Solution 2025	222,195,592	209,142,653
Index Solution 2030	177,878,914	124,503,822
Index Solution 2035	274,059,652	223,999,694
Index Solution 2040	148,649,233	92,538,875
Index Solution 2045	187,645,174	153,442,740
Index Solution 2050	122,844,640	79,455,504
Index Solution 2055	114,030,808	76,528,476
Index Solution 2060	64,478,904	33,178,461
Index Solution 2065	9,058,434	1,635,867
NOTE 4 — INVESTMENT MANAGEMENT FEES
The Portfolios have entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Portfolios. The Investment Adviser oversees all investment management and portfolio management services for the Portfolios and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates: 0.20% of each Portfolio’s average daily nets assets invested in affiliated Underlying Funds and 0.40% of each Portfolio’s average daily net assets invested in unaffiliated Underlying Funds and/or other direct investments.
The Investment Adviser has entered into a sub-advisory agreement with Voya IM with respect to each Portfolio. Voya IM provides investment advice for the Portfolios and is paid by the Investment Adviser based on the average daily net assets of each respective Portfolio. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Portfolios’ assets in accordance with the Portfolios’ investment objectives, policies, and limitations.

32

NOTES TO FINANCIAL STATEMENTS as of June 30, 2021 (Unaudited) (continued)

NOTE 5 — DISTRIBUTION AND SERVICE FEES
Classes ADV and S2 of the Portfolios have a plan of distribution (the “Plans”), whereby the Distributor is reimbursed or compensated by the Portfolios for expenses incurred in the distribution of each respective Portfolio’s shares. The Distributor may pay, on behalf of each Portfolio, out of its distribution fee, compensation to certain financial institutions for providing distribution assistance pursuant to a Distribution Services Agreement. Under the Plans each Portfolio makes payments to the Distributor at an annual rate of 0.25% of each Portfolio’s average daily net assets attributable to its Class ADV shares and each Portfolio makes payments to the Distributor at an annual rate of 0.15% of each Portfolio’s average daily net assets attributable to its Class S2 shares.
The Company has a shareholder servicing plan (“Service Plan”) for the Classes ADV, S and S2 shares of each respective Portfolio. The Service Plan allows the Distributor to enter into shareholder servicing agreements with insurance companies, broker dealers or other financial intermediaries that provide administrative services related to Classes ADV, S and S2 shares and their shareholders including Variable Contract owners or Qualified Plan participants with interests in the Portfolios. Under the Service Plan, each Portfolio makes payments to the Distributor which shall not exceed an annual rate of 0.25% of each Portfolio’s average daily net assets attributable to its Classes ADV, S and S2 shares.
NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES
At June 30, 2021, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. owned more than 5% of the following Portfolios:
Subsidiary	Portfolio	Percentage
Voya Institutional Trust Company	Index Solution Income	30.34%
	Index Solution 2025	17.57
	Index Solution 2030	12.12
	Index Solution 2035	15.99
	Index Solution 2040	12.87
	Index Solution 2045	17.65
	Index Solution 2050	12.37
	Index Solution 2055	14.77
	Index Solution 2060	15.61
	Index Solution 2065	9.00
Voya Investment Management Co. LLC	Index Solution 2065	20.81
Voya Retirement Insurance and Annuity Company	Index Solution Income	69.64
	Index Solution 2025	82.43
	Index Solution 2030	87.86
	Index Solution 2035	84.00
	Index Solution 2040	87.11
	Index Solution 2045	82.35
	Index Solution 2050	87.63
	Index Solution 2055	85.23
	Index Solution 2060	84.39
	Index Solution 2065	70.19
The Portfolios have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent directors, as described in the DC Plan, to defer the receipt of all or a portion of the directors’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the director under the DC Plan, the amounts deferred are invested in shares of the funds selected by the director (the “Notional Funds”). When the Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the directors’ deferred fees, this results in a Portfolio asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of directors’ fees under the DC Plan will not affect net assets of the Portfolios, and will not materially affect the Portfolios’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.
The Portfolios may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the period ended June 30, 2021, the per account fees for affiliated recordkeeping services paid by each Portfolio were as follows:
Portfolio	Amount
Index Solution Income	$60,143
Index Solution 2025	93,593
Index Solution 2030	34,947
Index Solution 2035	108,428
Index Solution 2040	29,797
Index Solution 2045	113,137
Index Solution 2050	37,775
Index Solution 2055	105,121
Index Solution 2060	34,257
Index Solution 2065	1,018
NOTE 7 — EXPENSE LIMITATION AGREEMENTS
The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with each Portfolio whereby the Investment Adviser has agreed to limit expenses, excluding, except for Class Z, interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses to the levels listed in the table below.
Portfolio	Class ADV(1)(2)	Class I(1)(2)	Class S(1)(2)	Class S2(1)(2)	Class Z(3)(4)
Index Solution Income	0.89%	0.39%	0.64%	0.79%	0.00%
Index Solution 2025	0.89%	0.39%	0.64%	0.79%	0.00%
Index Solution 2030	0.89%	0.39%	0.64%	0.79%	0.00%
Index Solution 2035	0.89%	0.39%	0.64%	0.79%	0.00%
Index Solution 2040	0.89%	0.39%	0.64%	0.79%	0.00%
Index Solution 2045	0.89%	0.39%	0.64%	0.79%	0.00%

33

NOTES TO FINANCIAL STATEMENTS as of June 30, 2021 (Unaudited) (continued)

NOTE 7 — EXPENSE LIMITATION AGREEMENTS (continued)

Portfolio	Class ADV(1)(2)	Class I(1)(2)	Class S(1)(2)	Class S2(1)(2)	Class Z(3)(4)
Index Solution 2050	0.89%	0.39%	0.64%	0.79%	0.00%
Index Solution 2055	0.89%	0.39%	0.64%	0.79%	0.00%
Index Solution 2060	0.89%	0.39%	0.64%	0.79%	0.00%
Index Solution 2065	0.89%	0.39%	0.64%	0.79%	0.00%

(1)
The operating expense limits take into account the operating expenses incurred at the Underlying Fund level. The amount of fees and expenses of an Underlying Fund borne by each Portfolio will vary based on each Portfolio’s allocation of assets to, and the net expenses of, a particular Underlying Fund.

(2)
Any fees waived pursuant to the Expense Limitation Agreement shall not be eligible for recoupment.

(3)
Pursuant to a side letter agreement, through May 1, 2022, the Investment Adviser has agreed to waive all or a portion of the management fee so that the direct expense limits are 0.00% for all Portfolios. Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

(4)
The operating expense limits shown apply only at each Portfolio level and do not include the fees payable by the Underlying Funds in which each Portfolio invests, investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of each Portfolio’s business.

The Expense Limitation Agreement is contractual through May 1, 2022 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.
NOTE 8 — LINE OF CREDIT
Effective June 14, 2021, the Portfolios, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 13, 2022. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of a Portfolio or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 14, 2021, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 14, 2021.
Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.
The following Portfolio utilized the line of credit during the six months ended June 30, 2021.
Portfolio	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
Index Solution 2045	1	$546,000	1.26%

NOTE 9 — CAPITAL SHARES
Transactions in capital shares and dollars were as follows:
	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Index Solution Income
Class ADV
6/30/2021	235,316	—	—	(888,795)	(653,479)	2,685,364	—	—	(10,112,615)	(7,427,251)
12/31/2020	717,747	2,687,004	256,072	(2,069,779)	1,591,044	7,609,479	28,842,421	2,739,970	(22,117,134)	17,074,736
Class I
6/30/2021	96,098	—	—	(289,007)	(192,909)	1,132,729	—	—	(3,382,370)	(2,249,641)
12/31/2020	487,107	562,341	65,854	(1,067,247)	48,055	5,459,262	6,187,741	722,414	(11,842,053)	527,364
Class S
6/30/2021	107,999	—	—	(1,092,720)	(984,721)	1,249,992	—	—	(12,729,424)	(11,479,432)
12/31/2020	707,770	888,803	458,384	(1,920,879)	134,078	7,683,317	9,688,951	4,982,635	(20,857,605)	1,497,298
Class S2
6/30/2021	263,399	—	—	(181,565)	81,834	2,997,428	—	—	(2,060,316)	937,112
12/31/2020	469,538	981,176	28,612	(804,493)	674,833	5,006,516	10,462,773	304,139	(8,562,092)	7,211,337
Class Z
6/30/2021	2,537,267	—	—	(5,994,821)	(3,457,554)	30,356,372	—	—	(71,206,544)	(40,850,172)
12/31/2020	9,306,166	34,721,940	842,283	(5,830,726)	39,039,663	106,072,477	386,594,608	9,349,343	(65,107,326)	436,909,100
34

NOTES TO FINANCIAL STATEMENTS as of June 30, 2021 (Unaudited) (continued)

NOTE 9 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Index Solution 2025
Class ADV
6/30/2021	630,546	—	—	(1,755,736)	(1,125,190)	7,797,616	—	—	(21,924,416)	(14,126,800)
12/31/2020	1,898,294	—	706,442	(4,447,311)	(1,842,575)	21,147,829	—	7,813,249	(48,793,153)	(19,832,075)
Class I
6/30/2021	283,134	—	—	(302,585)	(19,451)	3,643,651	—	—	(3,871,105)	(227,454)
12/31/2020	1,410,329	—	239,544	(2,688,052)	(1,038,179)	16,542,295	—	2,714,034	(30,884,496)	(11,628,168)
Class S
6/30/2021	458,890	—	—	(720,088)	(261,198)	5,778,353	—	—	(9,121,772)	(3,343,419)
12/31/2020	992,489	—	520,595	(2,154,621)	(641,537)	11,098,047	—	5,835,868	(24,039,641)	(7,105,726)
Class S2
6/30/2021	304,772	—	—	(432,366)	(127,594)	3,766,046	—	—	(5,400,866)	(1,634,820)
12/31/2020	881,102	—	149,228	(969,139)	61,191	9,679,413	—	1,641,507	(10,675,295)	645,625
Class Z
6/30/2021	4,627,578	—	—	(3,410,136)	1,217,442	60,060,505	—	—	(44,017,525)	16,042,980
12/31/2020	10,748,070	—	2,998,356	(6,868,965)	6,877,461	123,413,523	—	34,391,146	(77,332,818)	80,471,852
Index Solution 2030
Class ADV
6/30/2021	294,954	—	—	(154,815)	140,139	5,277,943	—	—	(2,748,836)	2,529,107
12/31/2020	774,801	—	104,898	(727,448)	152,251	11,983,019	—	1,626,967	(11,079,347)	2,530,639
Class I
6/30/2021	50,826	—	—	(57,097)	(6,271)	945,204	—	—	(1,049,851)	(104,647)
12/31/2020	296,207	—	25,622	(324,707)	(2,878)	4,757,963	—	409,433	(5,262,693)	(95,297)
Class S
6/30/2021	145,078	—	—	(144,094)	984	2,642,074	—	—	(2,635,260)	6,814
12/31/2020	286,151	—	42,318	(237,809)	90,660	4,549,495	—	671,172	(3,775,271)	1,445,395
Class S2
6/30/2021	145,225	—	—	(64,272)	80,953	2,623,082	—	—	(1,156,570)	1,466,512
12/31/2020	370,305	—	21,457	(131,949)	259,813	5,815,982	—	335,167	(2,064,055)	4,087,095
Class Z
6/30/2021	3,475,847	—	—	(1,351,181)	2,124,666	65,060,401	—	—	(25,209,999)	39,850,402
12/31/2020	6,915,969	—	1,708,256	(3,526,141)	5,098,084	113,266,641	—	27,537,089	(57,184,547)	83,619,183
Index Solution 2035
Class ADV
6/30/2021	396,539	—	—	(1,424,622)	(1,028,083)	5,283,319	—	—	(18,893,498)	(13,610,179)
12/31/2020	1,152,250	—	741,529	(4,206,112)	(2,312,333)	13,111,891	—	8,357,037	(47,882,272)	(26,413,344)
Class I
6/30/2021	402,589	—	—	(194,062)	208,527	5,520,552	—	—	(2,647,565)	2,872,987
12/31/2020	1,426,897	—	298,532	(2,905,565)	(1,180,136)	17,241,026	—	3,457,004	(34,971,857)	(14,273,827)
Class S
6/30/2021	449,704	—	—	(918,239)	(468,535)	6,071,130	—	—	(12,378,008)	(6,306,878)
12/31/2020	762,527	—	465,902	(1,793,853)	(565,424)	8,853,175	—	5,329,917	(20,473,784)	(6,290,692)
Class S2
6/30/2021	333,503	—	—	(260,723)	72,780	4,458,614	—	—	(3,483,584)	975,030
12/31/2020	663,682	—	167,813	(428,428)	403,067	7,431,450	—	1,886,218	(5,015,552)	4,302,116
Class Z
6/30/2021	5,582,129	—	—	(1,852,269)	3,729,860	77,801,090	—	—	(25,764,463)	52,036,627
12/31/2020	11,852,084	—	3,336,400	(5,553,756)	9,634,728	141,721,823	—	39,169,338	(66,963,958)	113,927,203
Index Solution 2040
Class ADV
6/30/2021	202,147	—	—	(169,967)	32,180	3,949,095	—	—	(3,298,961)	650,134
12/31/2020	367,613	—	64,028	(463,431)	(31,790)	6,014,710	—	1,035,335	(7,509,583)	(459,538)
Class I
6/30/2021	41,517	—	—	(28,216)	13,301	838,568	—	—	(564,815)	273,753
12/31/2020	292,906	—	19,353	(238,628)	73,631	5,023,794	—	321,833	(4,184,472)	1,161,156
35

NOTES TO FINANCIAL STATEMENTS as of June 30, 2021 (Unaudited) (continued)

NOTE 9 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Index Solution 2040 (continued)
Class S
6/30/2021	103,298	—	—	(103,864)	(566)	2,072,194	—	—	(2,107,138)	(34,944)
12/31/2020	231,022	—	31,287	(199,247)	63,062	3,852,194	—	519,370	(3,259,973)	1,111,591
Class S2
6/30/2021	41,711	—	—	(35,462)	6,249	826,007	—	—	(690,695)	135,312
12/31/2020	107,659	—	8,462	(42,771)	73,350	1,790,287	—	138,265	(679,975)	1,248,577
Class Z
6/30/2021	3,045,659	—	—	(825,444)	2,220,215	62,225,764	—	—	(16,758,034)	45,467,730
12/31/2020	6,437,206	—	1,321,298	(2,204,285)	5,554,219	111,285,543	—	22,211,017	(38,578,604)	94,917,955
Index Solution 2045
Class ADV
6/30/2021	338,205	—	—	(1,068,955)	(730,750)	4,770,977	—	—	(14,924,609)	(10,153,632)
12/31/2020	783,324	—	543,531	(2,632,874)	(1,306,019)	9,165,407	—	6,283,226	(30,744,555)	(15,295,921)
Class I
6/30/2021	284,705	—	—	(283,730)	975	4,137,386	—	—	(4,171,889)	(34,503)
12/31/2020	1,042,204	—	255,904	(2,170,367)	(872,259)	13,059,759	—	3,063,168	(27,420,403)	(11,297,477)
Class S
6/30/2021	256,936	—	—	(361,760)	(104,824)	3,715,145	—	—	(5,235,121)	(1,519,976)
12/31/2020	628,835	—	320,364	(1,237,416)	(288,217)	7,386,658	—	3,773,890	(14,600,438)	(3,439,890)
Class S2
6/30/2021	215,853	—	—	(188,290)	27,563	3,066,192	—	—	(2,664,009)	402,183
12/31/2020	458,455	—	101,934	(331,729)	228,660	5,332,678	—	1,178,350	(3,851,749)	2,659,279
Class Z
6/30/2021	3,682,353	—	—	(1,582,771)	2,099,582	55,027,646	—	—	(23,572,239)	31,455,407
12/31/2020	11,110,829	—	2,294,645	(3,445,551)	9,959,923	141,182,494	—	27,811,102	(44,523,232)	124,470,364
Index Solution 2050
Class ADV
6/30/2021	150,107	—	—	(104,496)	45,611	2,999,277	—	—	(2,065,842)	933,435
12/31/2020	332,763	—	47,427	(357,517)	22,673	5,555,351	—	775,910	(5,918,896)	412,365
Class I
6/30/2021	81,248	—	—	(35,729)	45,519	1,665,447	—	—	(729,824)	935,623
12/31/2020	320,202	—	20,829	(249,425)	91,606	5,606,277	—	348,884	(4,421,218)	1,533,943
Class S
6/30/2021	107,565	—	—	(46,114)	61,451	2,189,727	—	—	(952,554)	1,237,173
12/31/2020	236,906	—	31,084	(236,018)	31,972	3,933,194	—	519,111	(3,903,999)	548,305
Class S2
6/30/2021	28,645	—	—	(18,229)	10,416	577,608	—	—	(373,454)	204,154
12/31/2020	67,185	—	7,726	(64,902)	10,009	1,098,357	—	127,088	(1,024,000)	201,445
Class Z
6/30/2021	2,398,959	—	—	(774,098)	1,624,861	50,057,433	—	—	(16,133,581)	33,923,852
12/31/2020	5,166,662	—	884,866	(1,829,622)	4,221,906	89,482,388	—	14,963,072	(33,119,352)	71,326,109
Index Solution 2055
Class ADV
6/30/2021	234,610	—	—	(326,452)	(91,842)	4,370,810	—	—	(6,013,386)	(1,642,576)
12/31/2020	472,726	—	160,019	(724,215)	(91,470)	7,163,062	—	2,421,084	(10,992,537)	(1,408,390)
Class I
6/30/2021	190,322	—	—	(200,549)	(10,227)	3,656,385	—	—	(3,816,357)	(159,972)
12/31/2020	915,394	—	112,384	(988,266)	39,512	14,753,294	—	1,744,199	(16,431,171)	66,321
Class S
6/30/2021	189,380	—	—	(162,499)	26,881	3,567,124	—	—	(3,093,574)	473,550
12/31/2020	428,155	—	111,782	(444,908)	95,029	6,515,419	—	1,713,622	(6,937,103)	1,291,938
Class S2
6/30/2021	163,753	—	—	(78,611)	85,142	3,086,951	—	—	(1,482,019)	1,604,932
12/31/2020	353,606	—	41,113	(129,067)	265,652	5,330,443	—	624,512	(1,929,801)	4,025,154
36

NOTES TO FINANCIAL STATEMENTS as of June 30, 2021 (Unaudited) (continued)

NOTE 9 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Index Solution 2055 (continued)
Class Z
6/30/2021	2,042,291	—	—	(453,304)	1,588,987	39,770,265	—	—	(8,758,357)	31,011,908
12/31/2020	5,048,444	—	775,440	(1,189,440)	4,634,444	81,012,131	—	12,189,910	(20,190,410)	73,011,631
Index Solution 2060
Class ADV
6/30/2021	125,450	—	—	(102,507)	22,943	1,984,224	—	—	(1,603,900)	380,324
12/31/2020	304,319	—	29,294	(292,586)	41,027	3,888,207	—	374,965	(3,812,505)	450,667
Class I
6/30/2021	192,490	—	—	(95,043)	97,447	3,092,849	—	—	(1,537,547)	1,555,302
12/31/2020	512,245	—	29,904	(191,443)	350,706	6,744,561	—	389,656	(2,667,250)	4,466,967
Class S
6/30/2021	99,519	—	—	(100,418)	(899)	1,583,806	—	—	(1,589,205)	(5,399)
12/31/2020	264,003	—	19,754	(155,472)	128,285	3,343,706	—	254,832	(1,980,056)	1,618,482
Class S2
6/30/2021	27,679	—	—	(26,404)	1,275	440,823	—	—	(422,770)	18,053
12/31/2020	66,512	—	4,299	(45,313)	25,498	849,307	—	55,293	(559,069)	345,531
Class Z
6/30/2021	2,020,237	—	—	(397,035)	1,623,202	33,001,578	—	—	(6,476,446)	26,525,132
12/31/2020	4,509,084	—	313,081	(580,792)	4,241,373	60,653,578	—	4,123,271	(7,967,715)	56,809,134
Index Solution 2065
Class ADV
6/30/2021	84,104	—	—	(4,721)	79,383	1,028,446	—	—	(59,596)	968,850
7/29/2020(1) - 12/31/2020	34,032	—	233	(1,269)	32,996	352,799	—	2,696	(14,370)	341,125
Class I
6/30/2021	31,724	—	—	(2,316)	29,408	393,351	—	—	(29,466)	363,885
7/29/2020(1) - 12/31/2020	29,195	—	249	(4)	29,440	305,166	—	2,881	(42)	308,005
Class S
6/30/2021	66,809	—	—	(11,724)	55,085	838,188	—	—	(138,262)	699,926
7/29/2020(1) - 12/31/2020	35,831	—	255	(3,073)	33,013	379,194	—	2,954	(35,111)	347,037
Class S2
6/30/2021	21,508	—	—	(4,976)	16,532	275,706	—	—	(58,618)	217,088
7/29/2020(1) - 12/31/2020	14,982	—	116	—*	15,098	158,323	—	1,341	(1)	159,663
Class Z
6/30/2021	442,911	—	—	(35,789)	407,122	5,530,993	—	—	(427,171)	5,103,822
7/29/2020(1) - 12/31/2020	296,058	—	2,199	(23,088)	275,169	3,104,097	—	25,485	(249,482)	2,880,100

(1)
Commencement of operations.

*
Amount is less than 0.50 or $0.50.

NOTE 10 — FEDERAL INCOME TAXES
The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment;
temporary differences are not reclassified. Key differences include the treatment of futures contracts, short-term capital gains, straddle loss deferrals and wash sale deferrals.
Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

37

NOTES TO FINANCIAL STATEMENTS as of June 30, 2021 (Unaudited) (continued)

NOTE 10 — FEDERAL INCOME TAXES (continued)

The tax composition of dividends and distributions to shareholders was as follows:
	Year Ended December 31, 2020		Year Ended December 31, 2019
	Ordinary Income	Long-term Capital Gains	Ordinary Income	Long-term Capital Gains
Index Solution Income	$9,804,300	$8,294,202	$10,295,056	$5,684,591
Index Solution 2025	21,041,791	31,354,013	18,244,079	34,552,759
Index Solution 2030	11,711,879	18,867,949	8,520,783	16,027,641
Index Solution 2035	19,549,662	38,649,852	16,878,390	35,213,286
Index Solution 2040	8,470,606	15,755,214	5,662,718	12,541,821
Index Solution 2045	12,788,216	29,321,520	11,097,465	27,142,615
Index Solution 2050	5,636,539	11,097,526	3,484,421	7,931,264
Index Solution 2055	5,773,945	12,919,382	4,152,226	10,576,754
Index Solution 2060	2,019,439	3,178,578	846,182	1,828,435
Index Solution 2065	35,357	—	—	—
The tax-basis components of distributable earnings as of December 31, 2020 were:
	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Appreciation/ (Depreciation)
Index Solution Income	$20,570,391	$19,103,804	$74,272,999
Index Solution 2025	36,262,149	45,712,926	131,301,818
Index Solution 2030	21,820,633	21,905,110	89,195,191
Index Solution 2035	36,058,315	48,452,090	159,843,814
Index Solution 2040	15,264,551	19,763,125	81,584,694
Index Solution 2045	22,888,753	36,420,663	125,576,475
Index Solution 2050	9,471,974	12,271,583	60,303,816
Index Solution 2055	10,265,104	16,288,865	65,863,484
Index Solution 2060	3,972,725	4,696,691	24,702,755
Index Solution 2065	32,250	—	402,729
At December 31, 2020, the Portfolios did not have any capital loss carryovers for U.S. federal income tax purposes.
The Portfolios’ major tax jurisdictions are U.S. federal and Arizona state.
As of June 30, 2021, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.
NOTE 11 — LONDON INTERBANK OFFERED RATE (“LIBOR”)
The U.K. Financial Conduct Authority has announced that it intends to stop persuading or compelling banks to submit LIBOR rates after 2021, and it remains unclear whether LIBOR will continue to exist after that date and, if so, in what form. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in many major currencies. The U.S. Federal Reserve Board, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing a Secured Overnight Funding Rate (“SOFR”) that is intended to replace U.S. dollar LIBOR. Proposals for alternative reference rates for other currencies have also been announced or have already begun publication.
Discontinuance of LIBOR and adoption/implementation of alternative rates pose a number of risks, including among others whether any substitute rate will experience the market participation and liquidity necessary to provide a workable substitute for LIBOR; the effect on parties’ existing contractual arrangements, hedging transactions, and investment strategies generally from a conversion from LIBOR to alternative rates; the effect on a Portfolio’s existing investments (including, for example, fixed-income investments; senior loans; CLOs and CDOs; and derivatives transactions), including the possibility that some of those investments may terminate or their terms may be adjusted to the disadvantage of a Portfolio; and the risk of general market disruption during the period of the conversion. It is difficult to predict at this time the likely impact of the transition away from LIBOR on a Portfolio. On November 30, 2020, the administrator of LIBOR announced a delay in the phase out of a majority of the U.S. dollar LIBOR publications until June 30, 2023, with the remainder of LIBOR publications to still end at the end of 2021.
NOTE 12 — LIQUIDITY
Consistent with Rule 22e-4 under the 1940 Act, the Portfolios have established a liquidity risk management program to govern their approach to managing liquidity risk (the “Program”). The Board has approved the designation of the Portfolios’ Investment Adviser, Voya Investments, as the program administrator (the “Program Administrator”). The Program Administrator is responsible for implementing and monitoring the Program and has formed a Liquidity Risk Management Committee (the “Committee”) to assess and review, on an ongoing basis, each Portfolio’s liquidity risk.

38

NOTES TO FINANCIAL STATEMENTS as of June 30, 2021 (Unaudited) (continued)

NOTE 12 — LIQUIDITY (continued)

The Program includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of liquidity risk factors and the periodic classification (or re-classification, as necessary) of a Portfolio’s investments into buckets (highly liquid, moderately liquid, less liquid and illiquid) that reflect the Committee’s assessment of the investments’ liquidity under current market conditions. The Committee also utilizes Portfolio-specific data, including information regarding a Portfolio’s shareholder base, characteristics of its investments, access to borrowing arrangements and historical redemptions to determine whether a Portfolio will be able to meet its redemption obligations in a timely manner.
During the period covered by the annual assessment, January 1, 2020 through December 31, 2020, the Program supported the Portfolios’ ability to honor redemption requests in a timely manner and the Program Administrator’s management of each Portfolio’s liquidity risk, including during any periods of market volatility and net redemptions.
There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to each Portfolio’s prospectus for more information regarding each Portfolio’s exposure to liquidity risk and other risks.
NOTE 13 — MARKET DISRUPTION
A Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. War, terrorism, global health crises and pandemics, and other geopolitical events have led, and in the future may lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and world economies and markets generally. For example, the COVID-19 pandemic has resulted, and may continue to result, in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn in economies throughout the world. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. Those events as well as other changes in non-U.S. and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the investments of the portfolio and of the Portfolios. Any of these occurrences could disrupt the operations of a Portfolio and of the Portfolios’ service providers.
NOTE 14 — OTHER ACCOUNTING PRONOUNCEMENTS
In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), Reference Rate Reform (Topic 848) —  Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying ASU 2020-04.
NOTE 15 — REORGANIZATIONS
On August 7, 2020, Index Solution Income (“Acquiring Portfolio”) acquired all of the net assets and assumed all liabilities of Voya Index Solution 2020 Portfolio (“Acquired Portfolio”), an open-end investment company that is not included in this report, in a tax-free reorganization in exchange for shares of the Acquiring Portfolio. For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Acquired Portfolio were carried forward to align ongoing reporting of the Acquiring Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Assuming the acquisition had been completed on January 1, 2020, the beginning of the annual reporting period of the Acquiring Portfolio, the Acquiring Portfolio’s pro forma results of operations for the year ended December 31, 2020, are as follows (Unaudited):
Net investment income	$21,633,383
Net realized and unrealized loss on investments	$73,977,064
Net decrease in net assets resulting from operations	$95,610,447
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Portfolio that have been included in the Acquiring Portfolio’s statement of operations since August 7, 2020.

39

NOTES TO FINANCIAL STATEMENTS as of June 30, 2021 (Unaudited) (continued)

NOTE 15 — REORGANIZATIONS (continued)

Net assets and unrealized appreciation or depreciation as of the reorganization date were as follows:
Total Net Assets of Acquired Portfolio (000s)	Total Net Assets of Acquiring Portfolio (000s)	Acquired Portfolio’s Capital Loss Carryforwards (000s)	Acquired Portfolio’s Unrealized Appreciation (000s)	Portfolios’ Conversion Ratio
$441,776	$489,072	$0	$34,254	1.2354
The net assets of the Acquiring Portfolio after the acquisition of Acquired Portfolio were $930,848,682.

NOTE 16 — SUBSEQUENT EVENTS
Dividends:   Subsequent to June 30, 2021, the Portfolios declared dividends and distributions of:
	PER SHARE AMOUNTS
	Net Investment Income	Short-term Capital Gains	Long-term Capital Gains	Payable Date	Record Date
Index Solution Income
Class ADV	$0.1615	$0.0498	$0.2385	August 4, 2021	August 2, 2021
Class I	$0.2123	$0.0498	$0.2385	August 4, 2021	August 2, 2021
Class S	$0.1836	$0.0498	$0.2385	August 4, 2021	August 2, 2021
Class S2	$0.1855	$0.0498	$0.2385	August 4, 2021	August 2, 2021
Class Z	$0.2180	$0.0498	$0.2385	August 4, 2021	August 2, 2021
Index Solution 2025
Class ADV	$0.2150	$0.0942	$0.4584	August 4, 2021	August 2, 2021
Class I	$0.2779	$0.0942	$0.4584	August 4, 2021	August 2, 2021
Class S	$0.2492	$0.0942	$0.4584	August 4, 2021	August 2, 2021
Class S2	$0.2335	$0.0942	$0.4584	August 4, 2021	August 2, 2021
Class Z	$0.2840	$0.0942	$0.4584	August 4, 2021	August 2, 2021
Index Solution 2030
Class ADV	$0.2857	$0.1114	$0.4755	August 4, 2021	August 2, 2021
Class I	$0.3542	$0.1114	$0.4755	August 4, 2021	August 2, 2021
Class S	$0.3176	$0.1114	$0.4755	August 4, 2021	August 2, 2021
Class S2	$0.3155	$0.1114	$0.4755	August 4, 2021	August 2, 2021
Class Z	$0.3679	$0.1114	$0.4755	August 4, 2021	August 2, 2021
Index Solution 2035
Class ADV	$0.1938	$0.1125	$0.4931	August 4, 2021	August 2, 2021
Class I	$0.2609	$0.1125	$0.4931	August 4, 2021	August 2, 2021
Class S	$0.2301	$0.1125	$0.4931	August 4, 2021	August 2, 2021
Class S2	$0.2204	$0.1125	$0.4931	August 4, 2021	August 2, 2021
Class Z	$0.2688	$0.1125	$0.4931	August 4, 2021	August 2, 2021
Index Solution 2040
Class ADV	$0.2526	$0.0804	$0.5569	August 4, 2021	August 2, 2021
Class I	$0.3356	$0.0804	$0.5569	August 4, 2021	August 2, 2021
Class S	$0.2956	$0.0804	$0.5569	August 4, 2021	August 2, 2021
Class S2	$0.2877	$0.0804	$0.5569	August 4, 2021	August 2, 2021
Class Z	$0.3551	$0.0804	$0.5569	August 4, 2021	August 2, 2021
40

NOTES TO FINANCIAL STATEMENTS as of June 30, 2021 (Unaudited) (continued)

NOTE 16 — SUBSEQUENT EVENTS (continued)

	PER SHARE AMOUNTS
	Net Investment Income	Short-term Capital Gains	Long-term Capital Gains	Payable Date	Record Date
Index Solution 2045
Class ADV	$0.1858	$0.0862	$0.5335	August 4, 2021	August 2, 2021
Class I	$0.2520	$0.0862	$0.5335	August 4, 2021	August 2, 2021
Class S	$0.2221	$0.0862	$0.5335	August 4, 2021	August 2, 2021
Class S2	$0.2114	$0.0862	$0.5335	August 4, 2021	August 2, 2021
Class Z	$0.2643	$0.0862	$0.5335	August 4, 2021	August 2, 2021
Index Solution 2050
Class ADV	$0.2345	$0.0477	$0.4953	August 4, 2021	August 2, 2021
Class I	$0.3157	$0.0477	$0.4953	August 4, 2021	August 2, 2021
Class S	$0.2760	$0.0477	$0.4953	August 4, 2021	August 2, 2021
Class S2	$0.2514	$0.0477	$0.4953	August 4, 2021	August 2, 2021
Class Z	$0.3418	$0.0477	$0.4953	August 4, 2021	August 2, 2021
Index Solution 2055
Class ADV	$0.2080	$0.0687	$0.5772	August 4, 2021	August 2, 2021
Class I	$0.2894	$0.0687	$0.5772	August 4, 2021	August 2, 2021
Class S	$0.2542	$0.0687	$0.5772	August 4, 2021	August 2, 2021
Class S2	$0.2483	$0.0687	$0.5772	August 4, 2021	August 2, 2021
Class Z	$0.3162	$0.0687	$0.5772	August 4, 2021	August 2, 2021
Index Solution 2060
Class ADV	$0.1299	$0.0573	$0.3155	August 4, 2021	August 2, 2021
Class I	$0.2002	$0.0573	$0.3155	August 4, 2021	August 2, 2021
Class S	$0.1662	$0.0573	$0.3155	August 4, 2021	August 2, 2021
Class S2	$0.1508	$0.0573	$0.3155	August 4, 2021	August 2, 2021
Class Z	$0.2175	$0.0573	$0.3155	August 4, 2021	August 2, 2021
Index Solution 2065
Class ADV	$—	$0.0306	$—	August 4, 2021	August 2, 2021
Class I	$0.0001	$0.0306	$—	August 4, 2021	August 2, 2021
Class S	$—	$0.0306	$—	August 4, 2021	August 2, 2021
Class S2	$—	$0.0306	$—	August 4, 2021	August 2, 2021
Class Z	$0.0002	$0.0306	$—	August 4, 2021	August 2, 2021
The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date (“subsequent events”), to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.
41

PORTFOLIO OF INVESTMENTS
Voya Index Solution Income Portfolio	as of June 30, 2021 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 11.1%
138,384	iShares 20+ Year Treasury Bond ETF	$19,975,730	2.1
189,672	iShares MSCI Eurozone ETF	9,360,313	1.0
469,995	Schwab U.S. TIPS ETF	29,379,388	3.0
1,208,139	Xtrackers USD High Yield Corporate Bond ETF	48,700,083	5.0
	Total Exchange-Traded Funds (Cost $103,022,312)	107,415,514	11.1
MUTUAL FUNDS: 88.7%
	Affiliated Investment Companies: 88.7%
1,949,778	Voya Emerging Markets Index Portfolio - Class P2	29,110,190	3.0
4,835,245	Voya International Index Portfolio - Class P2	57,829,533	6.0
1,383,563	Voya Russell Mid Cap Index Portfolio - Class P2	19,328,382	2.0
508,809	Voya Russell Small Cap Index Portfolio - Class P2	9,341,732	0.9
9,647,415	Voya Short Term Bond Fund - Class P2	95,702,361	9.9
41,078,057	Voya U.S. Bond Index Portfolio - Class P2	451,037,062	46.6
8,946,054	Voya U.S. Stock Index Portfolio - Class P2	196,097,502	20.3
	Total Mutual Funds (Cost $788,365,539)	858,446,762	88.7
	Total Long-Term Investments (Cost $891,387,851)	965,862,276	99.8
SHORT-TERM INVESTMENTS: 0.2%
	Mutual Funds: 0.2%
1,485,900 (1)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.030% (Cost $1,485,900)	1,485,900	0.2
Shares	Value	Percentage of Net Assets
Total Short-Term Investments (Cost $1,485,900)	$1,485,900	0.2
Total Investments in Securities (Cost $892,873,751)	$967,348,176	100.0
Liabilities in Excess of Other Assets	(209,973)	—
Net Assets	$967,138,203	100.0

(1)
Rate shown is the 7-day yield as of June 30, 2021.

Target Asset Allocations as of June 30, 2021(1)
Sub Asset Class	Income
US Large Blend	20.0%
US Mid Cap Blend	2.0%
US Small Cap	1.0%
International	7.0%
Emerging Markets	3.0%
Core Fixed Income	47.0%
High Yield	5.0%
TIPS	3.0%
Short Durationx	10.0%
Long Govt Bonds	2.0%
Total Equity	33.0%
Total Fixed Income	67.0%
Total	100.0%

(1)
As these are target allocations, the actual allocations of each Portfolio’s assets may deviate from the percentages shown. Although the Portfolios expect to be fully invested at all times, they may maintain liquidity reserves to meet redemption requests.

Portfolio holdings are subject to change daily.

See Accompanying Notes to Financial Statements
42

PORTFOLIO OF INVESTMENTS
Voya Index Solution Income Portfolio	as of June 30, 2021 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2021
Asset Table
Investments, at fair value
Exchange-Traded Funds	$107,415,514	$—	$—	$107,415,514
Mutual Funds	858,446,762	—	—	858,446,762
Short-Term Investments	1,485,900	—	—	1,485,900
Total Investments, at fair value	$967,348,176	$—	$—	$967,348,176

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2021 , where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/2020	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 06/30/2021	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class P2	$30,839,526	$1,005,908	$(3,511,820)	$776,576	$29,110,190	$257,878	$1,150,460	$—
Voya International Index Portfolio - Class P2	55,689,531	6,397,248	(6,381,004)	2,123,758	57,829,533	1,172,496	1,337,161	—
Voya Russell Mid Cap Index Portfolio - Class P2	—	21,588,594	(645,547)	(1,614,665)	19,328,382	192,942	(50,807)	1,698,466
Voya Russell Small Cap Index Portfolio - Class P2	52,498,559	609,656	(35,022,397)	(8,744,086)	9,341,732	126,272	14,733,321	—
Voya Short Term Bond - Class P2	98,126,274	7,169,447	(9,034,353)	(559,007)	95,702,361	1,288,294	76,719	—
Voya U.S. Bond Index Portfolio - Class P2	461,103,872	51,025,268	(44,791,119)	(16,300,959)	451,037,062	6,441,680	2,501,884	—
Voya U.S. Stock Index Portfolio - Class P2	195,353,038	23,293,579	(39,166,004)	16,616,889	196,097,502	—	11,901,041	—
	$893,610,800	$111,089,700	$(138,552,244)	$(7,701,494)	$858,446,762	$9,479,561	$31,649,778	$1,698,466
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2021 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(262,331)
Total	$(262,331)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$87,795
Total	$87,795
See Accompanying Notes to Financial Statements
43

PORTFOLIO OF INVESTMENTS
Voya Index Solution Income Portfolio	as of June 30, 2021 (Unaudited) (continued)

At June 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $902,783,923.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$78,977,932
Gross Unrealized Depreciation	(14,413,680)
Net Unrealized Appreciation	$64,564,252

See Accompanying Notes to Financial Statements
44

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2025 Portfolio	as of June 30, 2021 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 5.9%
257,465	iShares MSCI Eurozone ETF	$12,705,898	1.0
1,623,471	Xtrackers USD High Yield Corporate Bond ETF	65,442,116	4.9
	Total Exchange-Traded Funds (Cost $73,895,317)	78,148,014	5.9
MUTUAL FUNDS: 94.0%
	Affiliated Investment Companies: 94.0%
5,317,722	Voya Emerging Markets Index Portfolio - Class P2	79,393,590	6.0
13,180,401	Voya International Index Portfolio - Class P2	157,637,597	11.9
3,772,430	Voya Russell Mid Cap Index Portfolio - Class P2	52,700,844	4.0
1,409,215	Voya Russell Small Cap Index Portfolio - Class P2	25,873,196	2.0
45,397,677	Voya U.S. Bond Index Portfolio - Class P2	498,466,491	37.7
19,494,187	Voya U.S. Stock Index Portfolio - Class P2	427,312,578	32.4
	Total Mutual Funds (Cost $1,065,220,871)	1,241,384,296	94.0
	Total Investments in Securities (Cost $1,139,116,188)	$1,319,532,310	99.9
Shares	Value	Percentage of Net Assets
Assets in Excess of Other Liabilities	$1,314,595	0.1
Net Assets	$1,320,846,905	100.0

Target Asset Allocations as of June 30, 2021(1)
Sub Asset Class	2025
US Large Blend	32.0%
US Mid Cap Blend	4.0%
US Small Cap	2.0%
International	13.0%
Emerging Markets	6.0%
Core Fixed Income	38.0%
High Yield	5.0%
TIPS	—
Short Duration	—
Long Govt Bonds	—
Total Equity	57.0%
Total Fixed Income	43.0%
Total	100.0%

(1)
As these are target allocations, the actual allocations of each Portfolio’s assets may deviate from the percentages shown. Although the Portfolios expect to be fully invested at all times, they may maintain liquidity reserves to meet redemption requests.

Portfolio holdings are subject to change daily.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2021
Asset Table
Investments, at fair value
Exchange-Traded Funds	$78,148,014	$—	$—	$78,148,014
Mutual Funds	1,241,384,296	—	—	1,241,384,296
Total Investments, at fair value	$1,319,532,310	$—	$—	$1,319,532,310

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
See Accompanying Notes to Financial Statements
45

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2025 Portfolio	as of June 30, 2021 (Unaudited) (continued)

The following table provides transactions during the period ended June 30, 2021 , where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/2020	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 06/30/2021	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class P2	$69,909,060	$10,855,777	$(5,175,856)	$3,804,609	$79,393,590	$696,994	$636,855	$—
Voya International Index Portfolio - Class P2	161,964,096	10,099,229	(21,291,658)	6,865,930	157,637,597	3,166,828	3,861,602	—
Voya Russell Mid Cap Index Portfolio - Class P2	31,334,886	24,975,746	(3,694,684)	84,896	52,700,844	521,347	(163,947)	4,589,406
Voya Russell Small Cap Index Portfolio - Class P2	38,962,189	2,533,780	(14,821,091)	(801,682)	25,873,196	255,812	6,219,925	—
Voya U.S. Bond Index Portfolio - Class P2	411,615,746	122,723,052	(22,502,276)	(13,370,031)	498,466,491	6,407,188	1,103,097	—
Voya U.S. Stock Index Portfolio - Class P2	445,949,352	18,070,791	(76,516,175)	39,808,610	427,312,578	—	24,075,536	—
	$1,159,735,329	$189,258,375	$(144,001,740)	$36,392,332	$1,241,384,296	$11,048,169	$35,733,068	$4,589,406
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2021 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$2,024,735
Total	$2,024,735
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(310,748)
Total	$(310,748)
At June 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $1,150,806,180.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$180,441,795
Gross Unrealized Depreciation	(11,715,665)
Net Unrealized Appreciation	$168,726,130
See Accompanying Notes to Financial Statements
46

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2030 Portfolio	as of June 30, 2021 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 5.8%
341,877	iShares MSCI Eurozone ETF	$16,871,630	1.9
860,459	Xtrackers USD High Yield Corporate Bond ETF	34,685,102	3.9
	Total Exchange-Traded Funds
	(Cost $49,210,323)	51,556,732	5.8
MUTUAL FUNDS: 94.1%
	Affiliated Investment Companies: 94.1%
3,557,870	Voya Emerging Markets Index Portfolio - Class P2	53,119,004	6.0
12,561,242	Voya International Index Portfolio - Class P2	150,232,452	16.9
3,171,092	Voya Russell Mid Cap Index Portfolio - Class P2	44,300,151	5.0
2,384,392	Voya Russell Small Cap Index Portfolio - Class P2	43,777,442	4.9
21,803,350	Voya U.S. Bond Index Portfolio - Class P2	239,400,785	26.9
13,960,371	Voya U.S. Stock Index Portfolio - Class P2	306,011,340	34.4
	Total Mutual Funds (Cost $710,911,424)	836,841,174	94.1
	Total Investments in Securities (Cost $760,121,747)	$888,397,906	99.9
Shares		Value	Percentage of Net Assets
	Assets in Excess of Other Liabilities	$860,765	0.1
	Net Assets	$889,258,671	100.0

Target Asset Allocations as of June 30, 2021(1)
Sub Asset Class	2030
US Large Blend	34.0%
US Mid Cap Blend	5.0%
US Small Cap	5.0%
International	19.0%
Emerging Markets	6.0%
Core Fixed Income	27.0%
High Yield	4.0%
TIPS	—
Short Duration	—
Long Govt Bonds	—
Total Equity	69.0%
Total Fixed Income	31.0%
Total	100.0%

(1)
As these are target allocations, the actual allocations of each Portfolio’s assets may deviate from the percentages shown. Although the Portfolios expect to be fully invested at all times, they may maintain liquidity reserves to meet redemption requests.

Portfolio holdings are subject to change daily.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2021
Asset Table
Investments, at fair value
Exchange-Traded Funds	$51,556,732	$—	$—	$51,556,732
Mutual Funds	836,841,174	—	—	836,841,174
Total Investments, at fair value	$888,397,906	$—	$—	$888,397,906

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
See Accompanying Notes to Financial Statements
47

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2030 Portfolio	as of June 30, 2021 (Unaudited) (continued)

The following table provides transactions during the period ended June 30, 2021 , where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/2020	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 06/30/2021	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class P2	$55,922,987	$5,925,815	$(9,625,809)	$896,011	$53,119,004	$537,927	$2,397,603	$—
Voya International Index Portfolio - Class P2	133,127,676	14,041,192	(5,618,425)	8,682,009	150,232,452	2,972,732	270,507	—
Voya Russell Mid Cap Index Portfolio - Class P2	23,635,901	22,866,389	(1,984,545)	(217,594)	44,300,151	432,218	(77,414)	3,804,805
Voya Russell Small Cap Index Portfolio - Class P2	32,821,464	20,284,509	(10,703,604)	1,375,073	43,777,442	338,540	4,464,850	—
Voya U.S. Bond Index Portfolio - Class P2	183,218,356	67,959,909	(5,838,000)	(5,939,480)	239,400,785	2,968,268	473,741	—
Voya U.S. Stock Index Portfolio - Class P2	303,549,466	22,503,683	(48,645,289)	28,603,480	306,011,340	—	14,793,753	—
	$732,275,850	$153,581,497	$(82,415,672)	$33,399,499	$836,841,174	$7,249,685	$22,323,040	$3,804,805
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2021 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$852,753
Total	$852,753
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(48,956)
Total	$(48,956)
At June 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $765,344,016.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$128,673,927
Gross Unrealized Depreciation	(5,620,038)
Net Unrealized Appreciation	$123,053,889
See Accompanying Notes to Financial Statements
48

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2035 Portfolio	as of June 30, 2021 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 5.9%
546,705	iShares MSCI Eurozone ETF	$26,979,892	1.9
1,387,887	Xtrackers USD High Yield Corporate Bond ETF	55,945,725	4.0
	Total Exchange-Traded Funds (Cost $79,072,559)	82,925,617	5.9
MUTUAL FUNDS: 94.0%
	Affiliated Investment Companies: 94.0%
9,435,054	Voya Emerging Markets Index Portfolio - Class P2	140,865,357	9.9
21,125,638	Voya International Index Portfolio - Class P2	252,662,634	17.9
6,048,582	Voya Russell Mid Cap Index Portfolio - Class P2	84,498,684	6.0
3,790,261	Voya Russell Small Cap Index Portfolio - Class P2	69,589,185	4.9
21,775,664	Voya U.S. Bond Index Portfolio - Class P2	239,096,791	16.9
24,802,073	Voya U.S. Stock Index Portfolio - Class P2	543,661,430	38.4
	Total Mutual Funds (Cost $1,102,928,046)	1,330,374,081	94.0
	Total Investments in Securities (Cost $1,182,000,605)	$1,413,299,698	99.9
Shares		Value	Percentage of Net Assets
	Assets in Excess of Other Liabilities	$1,185,267	0.1
	Net Assets	$1,414,484,965	100.0

Target Asset Allocations as of June 30, 2021(1)
Sub Asset Class	2035
US Large Blend	38.0%
US Mid Cap Blend	6.0%
US Small Cap	5.0%
International	20.0%
Emerging Markets	10.0%
Core Fixed Income	17.0%
High Yield	4.0%
TIPS	—
Short Duration	—
Long Govt Bonds	—
Total Equity	79.0%
Total Fixed Income	21.0%
Total	100.0%

(1)
As these are target allocations, the actual allocations of each Portfolio’s assets may deviate from the percentages shown. Although the Portfolios expect to be fully invested at all times, they may maintain liquidity reserves to meet redemption requests.

Portfolio holdings are subject to change daily.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2021
Asset Table
Investments, at fair value
Exchange-Traded Funds	$82,925,617	$—	$—	$82,925,617
Mutual Funds	1,330,374,081	—	—	1,330,374,081
Total Investments, at fair value	$1,413,299,698	$—	$—	$1,413,299,698

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
See Accompanying Notes to Financial Statements
49

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2035 Portfolio	as of June 30, 2021 (Unaudited) (continued)

The following table provides transactions during the period ended June 30, 2021 , where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/2020	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 06/30/2021	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class P2	$115,625,379	$35,644,133	$(15,977,943)	$5,573,788	$140,865,357	$1,355,703	$1,883,974	$—
Voya International Index Portfolio - Class P2	226,657,508	20,227,263	(8,001,389)	13,779,252	252,662,634	5,048,508	1,504,243	—
Voya Russell Mid Cap Index Portfolio - Class P2	50,680,655	37,658,540	(4,681,940)	841,429	84,498,684	831,909	(681,794)	7,323,271
Voya Russell Small Cap Index Portfolio - Class P2	52,450,509	31,072,484	(16,406,190)	2,472,382	69,589,185	542,948	6,864,973	—
Voya U.S. Bond Index Portfolio - Class P2	171,068,994	81,264,072	(7,542,898)	(5,693,377)	239,096,791	2,858,286	668,475	—
Voya U.S. Stock Index Portfolio - Class P2	563,522,769	30,153,426	(96,564,415)	46,549,650	543,661,430	—	31,624,586	—
	$1,180,005,814	$236,019,918	$(149,174,775)	$63,523,124	$1,330,374,081	$10,637,355	$41,864,456	$7,323,271
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2021 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$1,380,504
Total	$1,380,504
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(76,962)
Total	$(76,962)
At June 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $1,189,171,369.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$231,936,506
Gross Unrealized Depreciation	(7,808,177)
Net Unrealized Appreciation	$224,128,329
See Accompanying Notes to Financial Statements
50

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2040 Portfolio	as of June 30, 2021 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 4.8%
289,339	iShares MSCI Eurozone ETF	$14,278,880	1.9
542,223	Xtrackers USD High Yield Corporate Bond ETF	21,857,009	2.9
	Total Exchange-Traded Funds (Cost $34,826,490)	36,135,889	4.8
MUTUAL FUNDS: 95.1%
	Affiliated Investment Companies: 95.1%
5,512,360	Voya Emerging Markets Index Portfolio - Class P2	82,299,531	11.0
12,441,004	Voya International Index Portfolio - Class P2	148,794,409	19.8
3,736,401	Voya Russell Mid Cap Index Portfolio - Class P2	52,197,527	7.0
2,013,180	Voya Russell Small Cap Index Portfolio - Class P2	36,961,982	4.9
6,126,845	Voya U.S. Bond Index Portfolio - Class P2	67,272,754	9.0
14,840,839	Voya U.S. Stock Index Portfolio - Class P2	325,311,198	43.4
	Total Mutual Funds (Cost $587,443,932)	712,837,401	95.1
	Total Investments in Securities (Cost $622,270,422)	$748,973,290	99.9
Shares		Value	Percentage of Net Assets
	Assets in Excess of Other Liabilities	$800,902	0.1
	Net Assets	$749,774,192	100.0

Target Asset Allocations as of June 30, 2021(1)
Sub Asset Class	2040
US Large Blend	43.0%
US Mid Cap Blend	7.0%
US Small Cap	5.0%
International	22.0%
Emerging Markets	11.0%
Core Fixed Income	9.0%
High Yield	3.0%
TIPS	—
Short Duration	—
Long Govt Bonds	—
Total Equity	88.0%
Total Fixed Income	12.0%
Total	100.0%

(1)
As these are target allocations, the actual allocations of each Portfolio’s assets may deviate from the percentages shown. Although the Portfolios expect to be fully invested at all times, they may maintain liquidity reserves to meet redemption requests.

Portfolio holdings are subject to change daily.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2021
Asset Table
Investments, at fair value
Exchange-Traded Funds	$36,135,889	$—	$—	$36,135,889
Mutual Funds	712,837,401	—	—	712,837,401
Total Investments, at fair value	$748,973,290	$—	$—	$748,973,290

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
See Accompanying Notes to Financial Statements
51

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2040 Portfolio	as of June 30, 2021 (Unaudited) (continued)

The following table provides transactions during the period ended June 30, 2021 , where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/2020	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 06/30/2021	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class P2	$60,972,646	$25,799,452	$(7,187,699)	$2,715,132	$82,299,531	$780,862	$1,293,002	$—
Voya International Index Portfolio - Class P2	125,873,091	17,180,216	(2,699,313)	8,440,415	148,794,409	2,957,150	216,865	—
Voya Russell Mid Cap Index Portfolio - Class P2	25,327,314	28,860,562	(1,443,950)	(546,399)	52,197,527	511,050	(95,735)	4,498,761
Voya Russell Small Cap Index Portfolio - Class P2	26,571,124	17,441,420	(8,342,683)	1,292,121	36,961,982	286,611	3,468,045	—
Voya U.S. Bond Index Portfolio - Class P2	56,839,731	13,426,709	(1,173,011)	(1,820,675)	67,272,754	895,930	64,836	—
Voya U.S. Stock Index Portfolio - Class P2	314,484,448	27,581,578	(48,503,403)	31,748,575	325,311,198	—	13,743,019	—
	$610,068,354	$130,289,937	$(69,350,059)	$41,829,169	$712,837,401	$5,431,602	$18,690,032	$4,498,761
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2021 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$2,290,512
Interest rate contracts	394,946
Total	$2,685,458
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(348,095)
Interest rate contracts	13,853
Total	$(334,242)
At June 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $626,135,776.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$127,395,270
Gross Unrealized Depreciation	(4,557,756)
Net Unrealized Appreciation	$122,837,514
See Accompanying Notes to Financial Statements
52

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2045 Portfolio	as of June 30, 2021 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 3.9%
410,504	iShares MSCI Eurozone ETF	$20,258,372	1.9
516,496	Xtrackers USD High Yield Corporate Bond ETF	20,819,954	2.0
	Total Exchange-Traded Funds (Cost $39,939,556)	41,078,326	3.9
MUTUAL FUNDS: 96.0%
	Affiliated Investment Companies: 96.0%
8,509,400	Voya Emerging Markets Index Portfolio - Class P2	127,045,336	12.0
19,354,302	Voya International Index Portfolio - Class P2	231,477,450	21.8
5,282,495	Voya Russell Mid Cap Index Portfolio - Class P2	73,796,458	6.9
2,848,037	Voya Russell Small Cap Index Portfolio - Class P2	52,289,953	4.9
2,882,302	Voya U.S. Bond Index Portfolio - Class P2	31,647,671	3.0
22,930,708	Voya U.S. Stock Index Portfolio - Class P2	502,641,128	47.4
	Total Mutual Funds (Cost $825,138,820)	1,018,897,996	96.0
	Total Investments in Securities (Cost $865,078,376)	$1,059,976,322	99.9
Shares		Value	Percentage of Net Assets
	Assets in Excess of Other Liabilities	$886,944	0.1
	Net Assets	$1,060,863,266	100.0

Target Asset Allocations as of June 30, 2021(1)
Sub Asset Class	2045
US Large Blend	47.0%
US Mid Cap Blend	7.0%
US Small Cap	5.0%
International	24.0%
Emerging Markets	12.0%
Core Fixed Income	3.0%
High Yield	2.0%
TIPS	—
Short Duration	—
Long Govt Bonds	—
Total Equity	95.0%
Total Fixed Income	5.0%
Total	100.0%

(1)
As these are target allocations, the actual allocations of each Portfolio’s assets may deviate from the percentages shown. Although the Portfolios expect to be fully invested at all times, they may maintain liquidity reserves to meet redemption requests.

Portfolio holdings are subject to change daily.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2021
Asset Table
Investments, at fair value
Exchange-Traded Funds	$41,078,326	$—	$—	$41,078,326
Mutual Funds	1,018,897,996	—	—	1,018,897,996
Total Investments, at fair value	$1,059,976,322	$—	$—	$1,059,976,322

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
See Accompanying Notes to Financial Statements
53

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2045 Portfolio	as of June 30, 2021 (Unaudited) (continued)

The following table provides transactions during the period ended June 30, 2021 , where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/2020	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 06/30/2021	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class P2	$94,397,219	$40,205,460	$(12,118,815)	$4,561,472	$127,045,336	$1,204,386	$1,638,449	$—
Voya International Index Portfolio - Class P2	194,755,051	30,813,119	(5,973,526)	11,882,806	231,477,450	4,629,715	1,260,411	—
Voya Russell Mid Cap Index Portfolio - Class P2	41,917,329	34,736,788	(3,101,806)	244,147	73,796,458	726,969	(393,410)	6,399,497
Voya Russell Small Cap Index Portfolio - Class P2	39,213,332	23,538,840	(12,288,051)	1,825,832	52,289,953	407,998	5,123,418	—
Voya U.S. Bond Index Portfolio - Class P2	47,221,159	7,556,403	(21,849,650)	(1,280,241)	31,647,671	616,956	(297,453)	—
Voya U.S. Stock Index Portfolio - Class P2	490,122,350	26,846,780	(61,679,062)	47,351,060	502,641,128	—	22,700,910	—
	$907,626,440	$163,697,390	$(117,010,910)	$64,585,076	$1,018,897,996	$7,586,025	$30,032,325	$6,399,497
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2021 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$3,522,222
Interest rate contracts	739,569
Total	$4,261,791
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(473,169)
Interest rate contracts	24,363
Total	$(448,806)
At June 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $870,671,389.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$195,855,230
Gross Unrealized Depreciation	(6,550,296)
Net Unrealized Appreciation	$189,304,934
See Accompanying Notes to Financial Statements
54

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2050 Portfolio	as of June 30, 2021 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 1.9%
205,026	iShares MSCI Eurozone ETF	$10,118,033	1.9
	Total Exchange-Traded Funds (Cost $10,385,941)	10,118,033	1.9
MUTUAL FUNDS: 98.0%
	Affiliated Investment Companies: 98.0%
4,292,594	Voya Emerging Markets Index Portfolio - Class P2	64,088,430	12.0
10,207,766	Voya International Index Portfolio - Class P2	122,084,877	22.8
2,668,960	Voya Russell Mid Cap Index Portfolio - Class P2	37,285,370	6.9
1,725,899	Voya Russell Small Cap Index Portfolio - Class P2	31,687,515	5.9
1,452,444	Voya U.S. Bond Index Portfolio - Class P2	15,947,830	3.0
11,594,101	Voya U.S. Stock Index Portfolio - Class P2	254,142,688	47.4
	Total Mutual Funds (Cost $428,964,497)	525,236,710	98.0
	Total Investments in Securities (Cost $439,350,438)	$535,354,743	99.9
Shares		Value	Percentage of Net Assets
	Assets in Excess of Other Liabilities	$378,271	0.1
	Net Assets	$535,733,014	100.0

Target Asset Allocations as of June 30, 2021(1)
Sub Asset Class	2050
US Large Blend	47.0%
US Mid Cap Blend	7.0%
US Small Cap	6.0%
International	25.0%
Emerging Markets	12.0%
Core Fixed Income	3.0%
High Yield	—
TIPS	—
Short Duration	—
Long Govt Bonds	—
Total Equity	97.0%
Total Fixed Income	3.0%
Total	100.0%

(1)
As these are target allocations, the actual allocations of each Portfolio’s assets may deviate from the percentages shown. Although the Portfolios expect to be fully invested at all times, they may maintain liquidity reserves to meet redemption requests.

Portfolio holdings are subject to change daily.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2021
Asset Table
Investments, at fair value
Exchange-Traded Funds	$10,118,033	$—	$—	$10,118,033
Mutual Funds	525,236,710	—	—	525,236,710
Total Investments, at fair value	$535,354,743	$—	$—	$535,354,743

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
See Accompanying Notes to Financial Statements
55

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2050 Portfolio	as of June 30, 2021 (Unaudited) (continued)

The following table provides transactions during the period ended June 30, 2021 , where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/2020	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 06/30/2021	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class P2	$45,093,486	$22,791,972	$(5,363,026)	$1,565,998	$64,088,430	$601,486	$1,415,013	$—
Voya International Index Portfolio - Class P2	97,298,476	21,817,828	(3,405,945)	6,374,518	122,084,877	2,419,154	314,539	—
Voya Russell Mid Cap Index Portfolio - Class P2	20,015,149	18,727,296	(1,364,346)	(92,729)	37,285,370	363,580	(50,954)	3,200,584
Voya Russell Small Cap Index Portfolio - Class P2	18,529,697	18,352,802	(6,013,704)	818,720	31,687,515	237,720	2,520,543	—
Voya U.S. Bond Index Portfolio - Class P2	22,507,824	4,449,619	(10,458,433)	(551,180)	15,947,830	302,671	(208,149)	—
Voya U.S. Stock Index Portfolio - Class P2	238,404,054	26,319,183	(35,441,836)	24,861,287	254,142,688	—	10,216,640	—
	$441,848,686	$112,458,700	$(62,047,290)	$32,976,614	$525,236,710	$3,924,610	$14,207,631	$3,200,584
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2021 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$1,053,054
Interest rate contracts	198,718
Total	$1,251,772
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(99,677)
Interest rate contracts	7,315
Total	$(92,362)
At June 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $442,434,582.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$96,602,476
Gross Unrealized Depreciation	(3,682,316)
Net Unrealized Appreciation	$92,920,160
See Accompanying Notes to Financial Statements
56

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2055 Portfolio	as of June 30, 2021 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 1.9%
216,526	iShares MSCI Eurozone ETF	$10,685,558	1.9
	Total Exchange-Traded Funds (Cost $10,968,493)	10,685,558	1.9
MUTUAL FUNDS: 98.0%
	Affiliated Investment Companies: 98.0%
4,528,842	Voya Emerging Markets Index Portfolio - Class P2	67,615,607	12.0
10,767,035	Voya International Index Portfolio - Class P2	128,773,740	22.8
2,816,000	Voya Russell Mid Cap Index Portfolio - Class P2	39,339,519	6.9
1,820,840	Voya Russell Small Cap Index Portfolio - Class P2	33,430,626	5.9
1,532,195	Voya U.S. Bond Index Portfolio - Class P2	16,823,503	3.0
12,232,679	Voya U.S. Stock Index Portfolio - Class P2	268,140,325	47.4
	Total Mutual Funds (Cost $450,383,079)	554,123,320	98.0
	Total Investments in Securities (Cost $461,351,572)	$564,808,878	99.9
Shares	Value	Percentage of Net Assets
Assets in Excess of Other Liabilities	$326,330	0.1
Net Assets	$565,135,208	100.0

Target Asset Allocations as of June 30, 2021(1)
Sub Asset Class	2055
US Large Blend	47.0%
US Mid Cap Blend	7.0%
US Small Cap	6.0%
International	25.0%
Emerging Markets	12.0%
Core Fixed Income	3.0%
High Yield	—
TIPS	—
Short Duration	—
Long Govt Bonds	—
Total Equity	97.0%
Total Fixed Income	3.0%
Total	100.0%

(1)
As these are target allocations, the actual allocations of each Portfolio’s assets may deviate from the percentages shown. Although the Portfolios expect to be fully invested at all times, they may maintain liquidity reserves to meet redemption requests.

Portfolio holdings are subject to change daily.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2021
Asset Table
Investments, at fair value
Exchange-Traded Funds	$10,685,558	$—	$—	$10,685,558
Mutual Funds	554,123,320	—	—	554,123,320
Total Investments, at fair value	$564,808,878	$—	$—	$564,808,878

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
See Accompanying Notes to Financial Statements
57

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2055 Portfolio	as of June 30, 2021 (Unaudited) (continued)

The following table provides transactions during the period ended June 30, 2021 , where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/2020	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 06/30/2021	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class P2	$50,715,063	$20,457,934	$(5,888,063)	$2,330,673	$67,615,607	$634,521	$984,822	$—
Voya International Index Portfolio - Class P2	104,299,310	20,718,637	(2,959,254)	6,715,047	128,773,740	2,552,067	397,900	—
Voya Russell Mid Cap Index Portfolio - Class P2	23,826,181	16,588,299	(1,349,023)	274,062	39,339,519	383,580	(49,634)	3,376,646
Voya Russell Small Cap Index Portfolio - Class P2	19,947,316	18,853,077	(6,306,438)	936,671	33,430,626	250,777	2,633,122	—
Voya U.S. Bond Index Portfolio - Class P2	19,453,539	3,608,141	(5,688,755)	(549,422)	16,823,503	275,880	(90,126)	—
Voya U.S. Stock Index Portfolio - Class P2	250,742,214	22,468,882	(31,607,686)	26,536,915	268,140,325	—	10,059,698	—
	$468,983,623	$102,694,970	$(53,799,219)	$36,243,946	$554,123,320	$4,096,824	$13,935,781	$3,376,646
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2021 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$1,118,758
Interest rate contracts	212,970
Total	$1,331,728
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(109,133)
Interest rate contracts	7,011
Total	$(102,122)
At June 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $464,447,292.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$104,115,531
Gross Unrealized Depreciation	(3,753,945)
Net Unrealized Appreciation	$100,361,586

See Accompanying Notes to Financial Statements
58

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2060 Portfolio	as of June 30, 2021 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 1.9%
93,990	iShares MSCI Eurozone ETF	$4,638,406	1.9
	Total Exchange-Traded Funds (Cost $4,761,224)	4,638,406	1.9
MUTUAL FUNDS: 98.0%
	Affiliated Investment Companies: 98.0%
1,994,578	Voya Emerging Markets Index Portfolio - Class P2	29,779,044	12.0
4,740,754	Voya International Index Portfolio - Class P2	56,699,417	22.8
1,239,260	Voya Russell Mid Cap Index Portfolio - Class P2	17,312,466	6.9
802,142	Voya Russell Small Cap Index Portfolio - Class P2	14,727,335	5.9
449,322	Voya U.S. Bond Index Portfolio - Class P2	4,933,553	2.0
5,494,913	Voya U.S. Stock Index Portfolio - Class P2	120,448,483	48.4
	Total Mutual Funds (Cost $202,507,808)	243,900,298	98.0
	Total Investments in Securities (Cost $207,269,032)	$248,538,704	99.9
Shares	Value	Percentage of Net Assets
Assets in Excess of Other Liabilities	$208,596	0.1
Net Assets	$248,747,300	100.0

Target Asset Allocations as of June 30, 2021(1)
Sub Asset Class	2060
US Large Blend	48.0%
US Mid Cap Blend	7.0%
US Small Cap	6.0%
International	25.0%
Emerging Markets	12.0%
Core Fixed Income	2.0%
High Yield	—
TIPS	—
Short Duration	—
Long Govt Bonds	—
Total Equity	98.0%
Total Fixed Income	2.0%
Total	100.0%

(1)
As these are target allocations, the actual allocations of each Portfolio’s assets may deviate from the percentages shown. Although the Portfolios expect to be fully invested at all times, they may maintain liquidity reserves to meet redemption requests.

Portfolio holdings are subject to change daily.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2021
Asset Table
Investments, at fair value
Exchange-Traded Funds	$4,638,406	$—	$—	$4,638,406
Mutual Funds	243,900,298	—	—	243,900,298
Total Investments, at fair value	$248,538,704	$—	$—	$248,538,704

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
See Accompanying Notes to Financial Statements
59

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2060 Portfolio	as of June 30, 2021 (Unaudited) (continued)

The following table provides transactions during the period ended June 30, 2021 , where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/2020	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 06/30/2021	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class P2	$20,774,263	$10,634,776	$(2,368,650)	$738,655	$29,779,044	$273,151	$654,819	$—
Voya International Index Portfolio - Class P2	42,870,030	12,405,017	(1,222,339)	2,646,709	56,699,417	1,098,170	339,651	—
Voya Russell Mid Cap Index Portfolio - Class P2	9,766,176	8,024,862	(583,598)	105,026	17,312,466	164,999	(32,085)	1,452,485
Voya Russell Small Cap Index Portfolio - Class P2	8,368,023	8,961,681	(2,898,666)	296,297	14,727,335	107,945	1,206,318	—
Voya U.S. Bond Index Portfolio - Class P2	6,841,994	1,789,841	(3,594,497)	(103,785)	4,933,553	94,421	(135,041)	—
Voya U.S. Stock Index Portfolio - Class P2	103,805,244	17,613,174	(12,431,624)	11,461,689	120,448,483	—	4,333,015	—
	$192,425,730	$59,429,351	$(23,099,374)	$15,144,591	$243,900,298	$1,738,686	$6,366,678	$1,452,485
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2021 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$604,197
Interest rate contracts	119,871
Total	$724,068
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(68,282)
Interest rate contracts	4,223
Total	$(64,059)
At June 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $209,373,298.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$41,448,597
Gross Unrealized Depreciation	(2,283,191)
Net Unrealized Appreciation	$39,165,406
See Accompanying Notes to Financial Statements
60

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2065 Portfolio	as of June 30, 2021 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 1.7%
4,230	iShares MSCI Eurozone ETF	$208,751	1.7
	Total Exchange-Traded Funds (Cost $214,278)	208,751	1.7
MUTUAL FUNDS: 98.3%
	Affiliated Investment Companies: 98.3%
101,418	Voya Emerging Markets Index Portfolio - Class P2	1,514,169	11.9
243,307	Voya International Index Portfolio - Class P2	2,909,955	23.0
63,232	Voya Russell Mid Cap Index Portfolio - Class P2	883,352	7.0
40,868	Voya Russell Small Cap Index Portfolio - Class P2	750,334	5.9
22,911	Voya U.S. Bond Index Portfolio - Class P2	251,562	2.0
280,174	Voya U.S. Stock Index Portfolio - Class P2	6,141,423	48.5
	Total Mutual Funds (Cost $11,629,512)	12,450,795	98.3
	Total Investments in Securities (Cost $11,843,790)	$12,659,546	100.0
Shares	Value	Percentage of Net Assets
Assets in Excess of Other Liabilities	$1,068	0.0
Net Assets	$12,660,614	100.0

Target Asset Allocations as of June 30, 2021(1)
Sub Asset Class	2065
US Large Blend	48.0%
US Mid Cap Blend	7.0%
US Small Cap	6.0%
International	25.0%
Emerging Markets	12.0%
Core Fixed Income	2.0%
High Yield	—
TIPS	—
Short Duration	—
Long Govt Bonds	—
Total Equity	98.0%
Total Fixed Income	2.0%
Total	100.0%

(1)
As these are target allocations, the actual allocations of each Portfolio’s assets may deviate from the percentages shown. Although the Portfolios expect to be fully invested at all times, they may maintain liquidity reserves to meet redemption requests.

Portfolio holdings are subject to change daily.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2021
Asset Table
Investments, at fair value
Exchange-Traded Funds	$208,751	$—	$—	$208,751
Mutual Funds	12,450,795	—	—	12,450,795
Total Investments, at fair value	$12,659,546	$—	$—	$12,659,546

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
See Accompanying Notes to Financial Statements
61

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2065 Portfolio	as of June 30, 2021 (Unaudited) (continued)

The following table provides transactions during the period ended June 30, 2021 , where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/2020	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 06/30/2021	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class P2	$477,055	$1,163,052	$(130,416)	$4,478	$1,514,169	$12,009	$30,126	$—
Voya International Index Portfolio - Class P2	1,026,959	1,924,268	(107,158)	65,886	2,909,955	48,352	18,381	—
Voya Russell Mid Cap Index Portfolio - Class P2	224,341	705,551	(25,160)	(21,380)	883,352	7,276	6,318	64,047
Voya Russell Small Cap Index Portfolio - Class P2	277,598	741,474	(239,402)	(29,336)	750,334	4,748	74,092	—
Voya U.S. Bond Index Portfolio - Class P2	87,068	177,067	(10,075)	(2,498)	251,562	2,296	(245)	—
Voya U.S. Stock Index Portfolio - Class P2	2,340,728	4,102,824	(706,687)	404,558	6,141,423	—	151,966	—
	$4,433,749	$8,814,236	$(1,218,898)	$421,708	$12,450,795	$74,681	$280,638	$64,047
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At June 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $11,845,174.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$824,159
Gross Unrealized Depreciation	(9,787)
Net Unrealized Appreciation	$814,372

See Accompanying Notes to Financial Statements
62

Investment Adviser
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809
Custodian
The Bank of New York Mellon
225 Liberty Street
New York, New York 10286

Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract or variable life insurance policy and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract or variable life insurance policy and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.
RETIREMENT | INVESTMENTS | INSURANCE
voyainvestments.com
VPSAR-VINDSOL         (0621-082021)

Item 2. Code of Ethics.

Not required for semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not required for semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not required for semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not required for semi-annual filing.

Item 6. Schedule of Investments.

Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant is required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)	Not required for semi-annual filing.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Partners, Inc.

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date: September 2, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date: September 2, 2021

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date: September 2, 2021